UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                                                                                                                                                                                                                                                                     File No.  333-52579

Pre Effective Amendment No.	☐

Post Effective Amendment No. 2 6	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                                                                                                                                                                                                                                                              File No.  811-08241
Amendment No. 145	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
                 (Address of Depositor's Principal Executive Offices)                        (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President Corporate Governance and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2012

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2012 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Modified Single Premium Deferred Variable Annuity Contract

The Best of America America's Exclusive Annuity II
Waddell and Reed Advisers Select Reserve Annuity
Nationwide Life Insurance Company
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2012 .

This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2012 ) which contains additional information about the contracts and the Variable Account has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 38.

To obtain free copies of the Statement of Additional Information or to make any other service or transaction requests, please contact the Service Center by one of the methods described in the "Contacting the Service Center" provision.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Variable annuity contracts involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Advantage Variable Trust

For a complete list of the available Sub-Accounts, please refer to the "Appendix A: Underlying Mutual Funds." For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Guaranteed Term Options.

1

Glossary of Special Terms

Accumulation Unit - An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the annuitization date.

Annuitant - The person upon whose continuation of life benefit payments involving life cont i ngencies depends.

Annuitization Date - The date on which annuity payments begin.

Annuity Commencement Date - The date on which annuity payments are scheduled to begin. This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit - An accounting unit of measure used to calculate the variable annuity payments.

Contract Owner - The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value - The total value of all Accumulation Units in a contract plus any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract Year - Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets - A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA - The Employee Retirement Income Security Act of 1974, as amended.

General Account - All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option - Investment options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain periods of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account - An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity - An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract - A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Multiple Maturity Separate Account - A separate account of Nationwide funding the Guaranteed Term Options with terms of 3, 5, 7, or 10 years with a fixed rate of return (subject to a market value adjustment).

Nationwide - Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Non-Qualified Contract - A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

Net Asset Value - The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Qualified Plan - A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA - An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

SEP IRA - An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Service Center- The department of Nationwide responsible for receiving all service and transaction requests relating to the contract.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Sub-Accounts - Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Target Term Option - Investment options that are, in all material respects, the same as Guaranteed Term Options.  All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).

Tax Sheltered Annuity - An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date - Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

2

Valuation Period - The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account - Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

3

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contracts	8
Purpose of the Contract
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	10
Condensed Financial Information	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation	11
Waddell & Reed, Inc.	11
Investing in the Contract	11
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
Contacting the Service Center	12
The Contract in General	13
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	15
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	16
Death Benefit Options
Guaranteed Minimum Income Benefit Options
Beneficiary Protector Option
Capital Preservation Plus Option
Removal of Variable Account Charges	21
Contract Ownership	21
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	22
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers
Transfer Restrictions
Right to Examine and Cancel	25
Surrender (Redemption) Prior to Annuitization	25
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	26
Surrenders Under Certain Plan Types	26
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity

4

Table of Contents (continued)	Page
Loan Privilege	27
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	28
Contract Owner Services	28
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	29
Annuitizing the Contract	29
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Guaranteed Minimum Income Benefit Options
Annuity Payment Options
Death Benefits	32
Upon Death
Death Benefit Payment
Statements and Reports	34
Legal Proceedings	34
Table of Contents of Statement of Additional Information	38
Appendix A: Underlying Mutual Funds	39
Appendix B: Condensed Financial Information: BOA	51
Appendix B: Condensed Financial Information: Waddell & Reed	86
Appendix C: Contract Types and Tax Information	94

5

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Loan Processing Fee	$251
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%2
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25% 3
Variable Account Annual Expenses (annualized rate of total Variable Account charges assessed as an annualized percentage of Daily Net Assets)
Mortality and Expense Risk Charge	1.20%
Death Benefit Options (eligible applicants may elect one or two)
One-Year Enhanced Death Benefit and Spousal Protection Option4 Total Variable Account Charges (including this option only)	0.15% 1.35%
One-Year Step Up Death Benefit Option5 Total Variable Account Charges (including this option only)	0.10% 1.30%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option6 Total Variable Account Charges (including this option only)	0.20% 1.40%
5% Enhanced Death Benefit Option7 Total Variable Account Charges (including this option only)	0.15% 1.35%
Guaranteed Minimum Income Benefit Options (no longer available)
Guaranteed Minimum Income Benefit Option 1 Total Variable Account Charges (including this option only)	0.45% 1.65%
Guaranteed Minimum Income Benefit Option 2 Total Variable Account Charges (including this option only)	0.30% 1.50%

Beneficiary Protector Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options.
0.40% 1.60%

Capital Preservation Plus Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50% by decreasing the interest we credit to amounts allocated to the Guaranteed Term Options or Target Term Options.
0.50% 1.70%

6

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.20%
One-Year Step Up Death Benefit Option	0.10%
5% Enhanced Death Benefit Option	0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	2.80%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2011 , charged by the underlying mutual funds that you may pay periodically during the life of the contract.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of averaging underlying mutual fund assets)	0.27%	2. 20%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

 1Nationwide assesses a loan processing fee at the time each new loan is processed.
 2 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.
  3 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
 4 This option may not be elected with another death benefit option.
 5 This option may be elected alone or along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.
 6 This option may not be elected with another death benefit option.
 7 This option may be elected alone or along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two options.

7

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:

•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.80%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2. 20%)	$ 525	$ 1,571	$ 2,612	$ 5,191	*	$ 1,571	$ 2,612	$ 5,191	$ 525	$ 1,571	$ 2,612	$ 5,191
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$ 322	$ 984	$ 1,670	$ 3,494	*	$ 984	$ 1,670	$ 3,494	$ 322	$ 984	$ 1,670	$ 3,494

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant."

The contracts can be categorized as:

•	Individual Retirement Annuities ("IRAs");
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs"); and
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types, please see "Type of Contracts" in "Appendix C: Contract Types and Tax Information."  Prospective purchases may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing. (s ee "Surrender (Redemption) Prior to Annuitzation)" ) .  After the Annuitization Date, surrenders are not permitted (s ee the "Surrender (Redemption) After Annuitization" ).

This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide Contract Owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative Net Asset Values of the exchanged contract and no sales loads will be assessed on the new contract.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries.  It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same Annuitant; or

•	in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner.

By providing these annuity benefits, Nationwide assumes certain risks.  If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the Contract Value (less any applicable market value adjustment).  Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the Contract Owner.

8

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit and Spousal Protection Option1	0.15%
One-Year Step Up Death Benefit Option2	0.10%
Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option3	0.20%
5% Enhanced Death Benefit Option4	0.15%

*The charges shown are the annualized rates charges as a percentage of the Daily Net Assets of the Variable Account.

1The One-Year Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

2The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option.  This option may be elected along with the 5% Enhanced Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

3The Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option is only available beginning January 2, 2001 (or a later date if state law requires).

4The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One Year or 5% Enhanced Death Benefit and Spousal Protection Option.  This option may be elected along with the One-Year Step Up Death Benefit Option.  If both options are elected, the death benefit will be the greater of the two benefits.

9

For more information about the standard and optional death benefits, please see the "Death Benefit Payment" provision.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application.  If the Contract Owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen (see "Guaranteed Minimum Income Benefit Options").

Beneficiary Protector Option

A Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.  If the Contract Owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Any guaranteed interest rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.  See "Beneficiary Protector Option."

Capital Preservation Plus Option

The Capital Preservation Plus Option may only be elected at the time of application.  If the Contract Owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options/Target Term Options will be lowered due to the assessment of this charge.

Charges for Optional Benefits

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased.   Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract.   Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center .

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit").  Please refer to "Appendix B: Condensed Financial Information" for information regarding the minimum and maximum class of Accumulation Units.  All classes of Accumulation Units may be obtained FREE OF CHARGE by contacting the Service Center .

Nationwide Life Insurance Company

Nationwide, the depos i tor, is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

10

Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, we do not intend to file periodic reports as required under the 1934 Act.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Waddell & Reed, Inc.

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations.  Contract Owners can obtain prospectuses for underlying funds at any other time by contacting the Service Center .

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

11

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Nationwide Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000.  Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over 4 different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  That rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract Owners can obtain a GTO prospectus by contacting the Service Center .

For Contract Owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%.  Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

For Contract Owners that elect the Capital Preservation Plus Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.  Consequently, the interest rate of return credited to assets in the Guaranteed Term Options will be lowered by 0.50% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  Target Term Options are not available separate from the Capital Preservation Plus Option.

For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in

12

this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-866-221-1100 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.waddell.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

Nationwide will not contest the contract.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

13

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 2.0% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2011 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 60% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency,

14

and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadviser is one of our affiliates or whether the underlying mutual fund, its advisor, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge (0.80%) compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge (0.40%) compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds . "

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

15

•	contract loans or surrenders;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

1)	optional benefits must be elected at the time of application;

2)	optional benefits, once elected, may not be terminated; and

3)	the charges associated with the optional benefits will be assessed until annuitization.

Death Benefit Options

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.  Nationwide may realize a profit from the charge assessed for these options.

One-Year Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit and Spousal Protection Option for an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option for an additional charge equal to an annualized rate of 0.10% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection for an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit has a spousal protection feature, which is discussed later in this provision.

16

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option for an additional charge equal to an annualized rate of 0.15% of the Daily Net Assets of the Variable Account.

If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Spousal Protection Feature

The One-Year Enhanced Death Benefit with Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option both include a Spousal Protection Feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;

2)	The spouses must be co-annuitants;

3)	Both co-annuitants must be age 85 or younger at the time of issue;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as Contract Owner, Annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner);

7)
If a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the Service Center .  In addition, the date of marriage must be after the election of the death benefit option.

If the marriage of the co- a nnuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.

Guaranteed Minimum Income Benefit Options

For contracts issued prior to May 1, 2003, the Contract Owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application.  If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the Daily Net Assets of the Variable Account, depending on which option was chosen.  Nationwide may realize a profit from the charges assessed for this option.

The Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances.  A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

Beneficiary Protector Option

For an additional charge at an annualized rate of 0.40% of the Daily Net Assets of the Variable Account, the Contract Owner may purchase a Beneficiary Protector Option.  Nationwide will also stop assessing this charge once the contract is annuitized.  Nationwide may realize a profit from the charge assessed for this option.

The Beneficiary Protector Option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract.  If the Beneficiary Protector Option is elected with a contract that also has Spousal Protection, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the Annuitant.  Upon the death of the Annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or

(b)	if the beneficiary is the deceased Annuitant's surviving spouse, continue the contract as the new beneficial Contract Owner and subject to any mandatory distribution rules.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election.

17

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a =	the Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	purchase payments, proportionately adjusted for withdrawals; and

c =	any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the Annuitant dies prior to the first contract anniversary after the Annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) – (b) - (c) - (d), where:

a =	Contract Value on the date the death benefit is calculated and prior to any death benefit calculation;

b =	the Contract Value on the date the rider is elected, proportionately adjusted for withdrawals;

c =	purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d =	any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the Annuitant's 85th birthday, then:

a)	Nationwide will credit an amount equal to 4% of the Contract Value on the contract anniversary to the contract;

b)	the benefit will terminate and will no longer be in effect; and

c)	the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated to the Sub-Accounts of the Variable Account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

Capital Preservation Plus Option

The Capital Preservation Plus Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years - the "program period").  Effective May 1, 2011, the only CPP program period available is the 10-year CPP program period; CPP program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current CPP period.  Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance.  Note, however, that surrenders or contract charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:

1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

2)
Non-Guaranteed Term Option allocations, which consist of certain underlying mutual funds that are available under the program.  This investment component is allocated according to Contract Owner instructions.

In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option.  For all material purposes, Guaranteed Term Options and Target Term Options are the same.  Target Term Options are managed and administered identically to Guaranteed Term Options.  The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options.  However, because the options are managed and administered identically, the result to the investor is the same.  All references to Guaranteed Term Options in this "Capital Preservation Plus Option" provision will also mean Target Term Options (in applicable jurisdictions).  Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

When the Capital Preservation Plus Option is elected, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components.  Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds.  Also, longer program periods will typically permit greater allocations to the underlying mutual funds.  Other general economic factors and market conditions may affect these determinations as well.

Charges

The Capital Preservation Plus Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the Daily Net Assets of the Variable Account.  This charge will be assessed against the Guaranteed Term Options through a reduction in credited interest rates (not to exceed 0.50%).  Nationwide may realize a profit from the charges assessed for this option.

18

All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period.  When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of Capital Preservation Plus

Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option.  To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment.  The balance of the Contract Value would be available to be allocated among the underlying funds.  This represents an investment allocation strategy aimed at capital preservation.

Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options, among underlying mutual funds.  This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The Capital Preservation Plus Option may only be elected at the time of application.

Conditions Associated with the Capital Preservation Plus Option

A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.

During the program period, the following conditions apply:

•	If surrenders or contract charges are deducted from the contract subsequent to electing this option, the value of the guarantee will be reduced proportionally.

•	Only one Capital Preservation Plus Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•
If, while the Capital Preservation Plus Option is elected, the Annuitant dies and the Annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

•
If the contract is annuitized, surrendered or liquidated for any reason prior to the end of the program period, all guarantees are terminated.  A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization.  A market value adjustment may apply to amounts surrendered or liquidated from a Guaranteed Term Option.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the available underlying mutual funds.  The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.

Nationwide makes only certain mutual funds available when a Contract Owner elects the CPP Option.  Nationwide selected the available mutual funds on the basis of certain risk factors associated with the mutual fund's investment objective.  The mutual funds not made available in conjunction with the CPP Option were excluded on the basis of similar risk considerations.

Only the following underlying mutual funds are available when the Capital Preservation Plus Option is elected:

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class
•	VIP Growth Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class
•	VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
Invesco
•	Invesco VI Capital Appreciation Fund: Series II
Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy
•	Balanced
•	Bond
•	Core Equity
•	Dividend Opportunities
•	Growth
•	Mid Cap Growth
•	Money Market
•	Value
Janus Aspen Series
•	Forty Portfolio: Service Shares
JPMorgan Insurance Trust
•	JPMorgan Insurance Trust Mid Cap Value Portfolio; Class I
MFS® Variable Insurance Trust
•	MFS® Value Series: Service Class
Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II

19

•	American Funds NVIT Growth Fund: Class II
•	Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	NVIT CardinalSM Aggressive Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Aggressive Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund: Class II
•	NVIT Government Bond Fund: Class I
•	NVIT Investor Destinations Funds: Class II
➢	NVIT Investor Destinations Conservative Fund: Class II
➢	NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	NVIT Investor Destinations Balanced Fund: Class II
➢	NVIT Investor Destinations Moderate Fund: Class II
➢	NVIT Investor Destinations Capital Appreciation Fund: Class II
➢	NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	NVIT Investor Destinations Aggressive Fund: Class II
•	NVIT Mid Cap Index Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Multi-Manager Large Cap Growth Fund: Class I
•	NVIT Multi-Manager Large Cap Value Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Nationwide Fund: Class I
•	NVIT Short Term Bond Fund: Class II
•	Van Kampen NVIT Comstock Value Fund: Class I
Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Small- & MidCap Fund/VA: Non-Service Shares
In addition to the above underlying mutual funds, the following underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010:

Nationwide Variable Insurance Trust
•	NVIT Multi-Manager Large Cap Value Fund: Class II

In addition to the above underlying mutual funds, the following underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009:

Nationwide Variable Insurance Trust
•	NVIT Multi Manager Mid Cap Growth Fund: Class I

In addition to the above underlying mutual funds, the following underlying mutual fund is available only to contracts issued prior to May 1, 2008:

Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Invesco
•	Invesco VI Capital Development Fund: Series II
Neuberger Berman Advisers Management Trust
•	AMT Socially Responsive Portfolio: I Class

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2006:

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Fidelity Variable Insurance Products Fund
•	VIP Value Strategies Portfolio: Service Class

In addition to the above underlying mutual funds, the following underlying mutual funds are available only to contracts issued prior to May 1, 2004:

Dreyfus
•	Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives Sub-Account allocation instructions based on the preceding list of available underlying mutual funds.  Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to Contract Owners.  If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect Capital Preservation Plus Option programs already in effect.

Surrenders During the Program Period

If, during the program period, the Contract Owner takes a surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request, unless Nationwide is instructed otherwise.  Surrenders may not be taken exclusively from the Guaranteed Term Option.  In conjunction with the surrender, the value of the guarantee will be adjusted proportionally.  A market value adjustment may apply to amounts surrendered from Guaranteed Term Options.

Transfers During the Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the program period.

Transfers among Sub-Accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision.  During the program period, transfers to underlying mutual funds that are not included in the Capital Preservation Plus Option program are not permitted.

Terminating the Capital Preservation Plus Option

Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

20

If the Contract Owner elected a program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at the Service Center within 60 days after the option's 5th anniversary.

If the Contract Owner elected a program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the Contract Owner may terminate the Capital Preservation Plus Option.  Any termination instructions must be received at the Service Center within 60 days after the option's 7th anniversary.

Fulfilling the Return of Principal Guarantee

At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount.  Amounts credited under this option are considered earnings, not purchase payments.  If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.

Election of a New Capital Preservation Plus Option

At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time.  Nationwide will communicate the ensuing CPP program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available.  If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days after the end of the preceding program period or within 60 days of the program termination, whichever is applicable.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% until the benefit is applied.  Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.20%.  Thus, the Beneficiary Protector Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.20% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at the Service Center .  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.  No change will be effective unless and until it is received and recorded at the Service Center .

The Contract Owner may also request a change in the Annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at the Service Center before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person (e.g. a trust or corporation) and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

21

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a Contract Owner who is not the Annuitant dies before the Annuitization Date, and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
IRA	$15,000	$1,000
Investment-only	$15,000	$1,000
Non-Qualified	$15,000	$1,000
Roth IRA	$15,000	$1,000
SEP IRA	$15,000	$1,000
Tax Sheltered Annuity*	$15,000	$1,000

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center .  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days after receipt at the Service Center , the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to Sub-Accounts will be priced at the available Accumulation Unit value next computed after the payment is received.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.  If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date .

22

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents' Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts and/or Guaranteed Term Options as instructed by the Contract Owner on the application .  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Contract Owners can change allocations or make exchanges among the Sub-Accounts or Guaranteed Term Options after the time of application by submitting a written request to the Service Center .  However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds (see "Underlying Mutual Fund Restrictions" in the "Transfer Restrictions" section), as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account; and

2)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual fund for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)      is the sum of:

1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); and

b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.20% to 2.80% of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers

Prior to annuitization, Contract Owners may request to transfer allocations among the subaccounts at anytime.  Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

23

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet to the Service Center .  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center .  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made from a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:
•they have been identified as engaging in harmful trading practices; and
•if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

24

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.

Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be submitted in writing to the Service Center and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

25

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days after the request is received at the Service Center .  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer ( see "Pricing").

Surrenders from the contract may be subject to federal income tax and/or a penalty tax (s ee "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information . " )

Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed by or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.

The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participants retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

26

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a 10 day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a 10 day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  These Contract Owners can take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charges a loan processing fee at the time each new loan is processed.  The loan processing fee will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the Sub-Accounts and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.

Loan Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in 5 years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

27

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

Investment-only Contracts, IRAs, SEP IRAs, Roth IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner, manual transfers will not automatically terminate the program.  Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center .

Asset Rebalancing occurs every 3 months or on another frequency if permitted by Nationwide.  If the last day of the 3-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.  Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time.  Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts.  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Accounts:

•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R

•	Ivy Funds Variable Insurance Portfolios, Inc. - Money Market

•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III

•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I

•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2008:

•	Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares

to any other Sub-Account(s).  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.  Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the prog r am is requested.  Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

28

Transfers may occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center .

The withdrawals will be taken from the Sub-Accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the 10 day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be submitted in writing to the Service Center and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments by contacting the Service Center .  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise.  Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."

A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

29

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for Sub-Accounts are determined by:

1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Guaranteed Minimum Income Benefit Options ("GMIBs")

GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

A GMIB is a benefit which ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract.  This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments.  The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.

How the Guaranteed Annuitization Value is Determined

There are two options available at the time of application.  The Guaranteed Annuitization Value is determined differently based on which option the Contract Owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

a)
is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the Annuitant's 86th birthday;

b)
is the reduction to (a) due to surrenders made from the contract.  All such reductions will be proportionately the same as reductions to the Contract Value caused by surrenders.  For example, a surrender which reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest Contract Value on any contract anniversary occurring prior to the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

When the Guaranteed Annuitization Value May Be Used

The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any contract anniversary:

1)	after the contract has been in effect for 7 years; and

2)	the Annuitant has attained age 60.

Annuity Payment Options that May Be Used With the Guaranteed Annuitization Value

The Contract Owner may elect any life contingent Fixed Payment Annuity Option calculated using the guaranteed annuity purchase rates set forth in the contract.  Such Fixed Annuity Payment Options include:

•	Life Annuity;

•	Joint and Last Survivor Annuity; and

•	Life Annuity with 120 or 240 Monthly Payments Guaranteed.

30

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**

The GMIB is only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application.

Important Considerations to Keep in Mind Regarding the GMIB Options

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS.

♦A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

♦Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

♦The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.

♦Please take advantage of the guidance of a qualified financial advisor in evaluating the GMIB options, and all other aspects of the contract.

♦GMIB may not be approved in all state jurisdictions.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the 2nd annuity payment date, the Annuitant will receive only 1 annuity payment.  The Annuitant will only receive 2 annuity payments if he or she dies before the 3rd annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the 2nd annuity payment date, the Annuitant will receive only 1 annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

31

Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	and …	and …	then the …
Contract Owner	The Contract Owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is a contingent owner but no surviving joint owner	Contingent owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving Contract Owner becomes the new Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is the Annuitant	There is a surviving joint owner	Death benefit is paid to the surviving joint owner.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner	Death benefit is paid to the beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner and no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the estate of the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is a surviving contingent annuitant	Surviving contingent annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving Contract Owner	Death benefit is paid to the last surviving Contract Owner's estate.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

Distributions will be made pursuant to the "Required Distributions" provisions in "Appendix C: Contract Types and Tax Information."

If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

32

Death Benefit Payment

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Contract Owners may select an optional death benefit at the time of application (not all death benefit options may be available in all states).  If no optional death benefit is elected at the time of application, the death benefit will be the standard contractual death benefit.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant's death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit.   Death benefit claims must be submitted to the Service Center.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.

After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the GTO will remain invested and will not be allocated to the available money market Sub-Account.

Standard Contractual Death Benefit

If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)	the total of all purchase payments made to the contract, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

One-Year Enhanced Death Benefit with Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the One-Year Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

One-Year Step Up Death Benefit Option

Until state approval is received for the One-Year Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the One-Year Step Up Death Benefit Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the 5% Enhanced Death Benefit Option, in which case the death benefit will be the greater of the two benefits.

Greater of One-Year or 5% Enhanced Death Benefit and Spousal Protection Option

Beginning January 2, 2001 (or a later date if state law requires), an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered;

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

4)	the 5% Interest Anniversary Value.

33

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This optional benefit includes a Spousal Protection Feature, discussed earlier in this prospectus.

5% Enhanced Death Benefit Option

Until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Spousal Protection Option, an applicant can elect the 5% Enhanced Death Benefit Option.

If this option is elected and the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

This death benefit option may be elected along with the One-Year Step Up Death Benefit Option, in which case the death benefit will be the greater of the 2 benefits.

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify the Service Center of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.  A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center .  Nationwide will reinstitute individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of

34

the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.  On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.  On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification. On March 30, 2012, the Company filed its brief in opposition to the class certification motion. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in

35

some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.  On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice. In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACO Research Foundation, NACO Financial Services Corp., NACO Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACO, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACO.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACO to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACO and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACO to forfeit the fees that NACO received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACO from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that Nationwide has an obligation to

36

review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations.  While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.

37

Investment Company Act of 1940 Registration File No. 811-08241

Securities Act of 1933 Registration File No. 333-52579

38

Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a short-term trading fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.  Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

39

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

40

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

41

Invesco - Invesco Van Kampen V.I. American Franchise Fund: Series II (formerly, Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II)
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.

Ivy Funds Variable Insurance Portfolios, Inc. - Balanced
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks current income with a secondary goal of long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks reasonable return with emphasis on preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide total return.

Ivy Funds Variable Insurance Portfolios, Inc. - Energy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide long-term capital appreciation.

Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital growth (when consistent with a high level of current income).

Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Mackenzie Financial Corporation
Investment Objective:	Seeks long-term growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks capital growth with a secondary objective of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - High Income
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks a high level of current income and capital when consistent with its primary objective as a secondary objective.

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks long-term capital appreciation and a secondary goal of current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide a high level of current income consistent with preservation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Wall Street Associates LLC
Investment Objective:	Seeks long-term capital appreciation.

42

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks to provide growth of investment.

Ivy Funds Variable Insurance Portfolios, Inc. - Money Market
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks maximum current income consistent with stability of principal.

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities
Investment Advisor:	Waddell & Reed Investment Management Company
Sub-advisor:	Advantus Capital Management, Inc.
Investment Objective:	Total return through a combination of capital appreciation and current income.

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term accumulation of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Value
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Long-term capital appreciation.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

43

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

44

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal (SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

45

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index (“MSCI EAFE» Index”) as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

46

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

47

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

48

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

49

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Service Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

50

Appendix B: Condensed Financial Information (BOA)

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with all optional benefits available on December 31, 2011 (the maximum Variable Account charge of 2.80%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your contract, please contact the Service Center to request the Statement of Additional Information.

The following funds were added to the Variable Account effective May 1, 2012 , therefore, no Condensed Financial Information is available:

Invesco
•	Invesco Van Kampen V.I. American Franchise Fund: Series II
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
Van Eck VIP Trust
•	Global Hard Assets Fund: Service Class

No Additional Contract Options Elected - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.937267	9.874545	-9.72%	20,574
2010	8.744818	10.937267	25.07%	64,566
2009	6.204371	8.744818	40.95%	41,149
2008*	10.000000	6.204371	-37.96%	41,999
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.826176	14.161086	10.41%	740,564
2010	12.349734	12.826176	3.86%	674,489
2009	11.341243	12.349734	8.89%	691,028
2008	11.664298	11.341243	-2.77%	648,504
2007	10.782991	11.664298	8.17%	617,795
2006	10.743070	10.782991	0.37%	620,296
2005	10.705893	10.743070	0.35%	1,006,447
2004	10.240855	10.705893	4.54%	936,508
2003*	10.000000	10.240855	2.41%	243,075
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.228101	13.476424	1.88%	225,097
2010	11.729347	13.228101	12.78%	249,304
2009	10.052611	11.729347	16.68%	329,607
2008	15.554749	10.052611	-35.37%	410,167
2007	15.755326	15.554749	-1.27%	523,547
2006	13.618988	15.755326	15.69%	676,341
2005	13.173845	13.618988	3.38%	796,076
2004	11.800602	13.173845	11.64%	964,548
2003	9.233496	11.800602	27.80%	1,046,056
2002	11.591056	9.233496	-20.34%	1,224,719
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.074087	11.846752	-1.88%	138,863
2010	10.247605	12.074087	17.82%	152,033
2009	7.981902	10.247605	28.39%	215,961
2008	10.679075	7.981902	-25.26%	187,451
2007	11.064576	10.679075	-3.48%	140,010
2006*	10.000000	11.064576	10.65%	65,234

51

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.100288	12.472250	-4.79%	534,371
2010	12.080182	13.100288	8.44%	353,567
2009*	10.000000	12.080182	20.80%	230,448
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.377498	15.278847	-0.64%	133,232
2010	12.369464	15.377498	24.32%	127,096
2009	10.013642	12.369464	23.53%	129,925
2008	14.670723	10.013642	-31.74%	251,070
2007	14.947780	14.670723	-1.85%	192,467
2006	13.223234	14.947780	13.04%	246,690
2005	12.480627	13.223234	5.95%	272,374
2004	10.364013	12.480627	20.42%	388,384
2003	7.613403	10.364013	36.13%	373,575
2002*	10.000000	7.613403	-23.87%	78,616
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.550728	11.515259	-0.31%	83,358
2010	10.182340	11.550728	13.44%	93,249
2009	7.705099	10.182340	32.15%	103,891
2008	11.892933	7.705099	-35.21%	127,095
2007	11.168633	11.892933	6.49%	179,811
2006	10.351504	11.168633	7.89%	228,859
2005	10.111287	10.351504	2.38%	299,218
2004	9.635655	10.111287	4.94%	479,568
2003	7.739942	9.635655	24.49%	517,520
2002	11.025487	7.739942	-29.80%	597,585
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.156042	13.242551	0.66%	1,975,637
2010	11.595206	13.156042	13.46%	2,215,924
2009	9.289668	11.595206	24.82%	2,248,660
2008	14.958510	9.289668	-37.90%	2,565,023
2007	14.385200	14.958510	3.99%	3,073,234
2006	12.605780	14.385200	14.12%	3,437,429
2005	12.186711	12.605780	3.44%	3,986,409
2004	11.148445	12.186711	9.31%	4,780,486
2003	8.790442	11.148445	26.82%	5,185,679
2002	11.460136	8.790442	-23.30%	5,523,412
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.580318	15.703984	7.71%	331,737
2010	12.797113	14.580318	13.93%	272,659
2009	10.568422	12.797113	21.09%	282,514
2008	15.183971	10.568422	-30.40%	341,135
2007	14.346155	15.183971	5.84%	321,599
2006	12.465876	14.346155	15.08%	454,697
2005	12.087664	12.465876	3.13%	577,065
2004	11.646776	12.087664	3.79%	707,308
2003	9.728623	11.646776	19.72%	906,739
2002	11.823034	9.728623	-17.71%	767,694

52

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.329532	16.500735	1.05%	567,062
2010	15.232405	16.329532	7.20%	686,775
2009	12.801405	15.232405	18.99%	810,910
2008	13.975403	12.801405	-8.40%	999,169
2007	13.423384	13.975403	4.11%	1,148,323
2006	13.044103	13.423384	2.91%	1,339,470
2005	13.033001	13.044103	0.09%	1,880,752
2004	12.730457	13.033001	2.38%	2,165,089
2003	12.313044	12.730457	3.39%	2,970,535
2002	11.401464	12.313040	8.00%	3,228,418
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.419590	11.250785	-1.48%	179,733
2010	10.252378	11.419590	11.38%	98,268
2009	8.358168	10.252378	22.66%	69,888
2008	11.291189	8.358168	-25.98%	85,647
2007	10.519576	11.291189	7.34%	26,270
2006*	10.000000	10.519576	5.20%	8,455
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.978165	10.724695	-2.31%	42,736
2010	9.702572	10.978165	13.15%	30,486
2009	7.625956	9.702572	27.23%	18,789
2008	11.471058	7.625956	-33.52%	13,124
2007	10.539579	11.471058	8.84%	59,957
2006*	10.000000	10.539579	5.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.561122	10.153311	-3.86%	6,931
2010	9.214958	10.561122	14.61%	5,848
2009	7.097840	9.214958	29.83%	4,391
2008	11.601646	7.097840	-38.82%	8,069
2007	10.559747	11.601646	9.87%	12,684
2006*	10.000000	10.559747	5.60%	3,229
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.439308	9.777986	-6.33%	175,140
2010	8.867305	10.439308	17.73%	225,740
2009	6.081720	8.867305	45.80%	280,753
2008	13.500848	6.081720	-54.95%	218,128
2007	9.383035	13.500848	43.89%	277,389
2006*	10.000000	9.383035	-6.17%	62,767
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.886926	14.834974	-0.35%	903,911
2010	13.092259	14.886926	13.71%	1,114,441
2009	10.190835	13.092259	28.47%	1,307,220
2008	18.002932	10.190835	-43.39%	1,579,722
2007	17.968073	18.002932	0.19%	2,065,849
2006	15.144659	17.968073	18.64%	2,600,880
2005	14.493567	15.144659	4.49%	3,129,168
2004	13.170455	14.493567	10.05%	3,750,760
2003	10.236736	13.170455	28.66%	4,198,863
2002	12.483021	10.236736	-17.99%	3,759,981

53

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.993343	12.855879	-1.06%	736,310
2010	10.600829	12.993343	22.57%	824,683
2009	8.372807	10.600829	26.61%	987,979
2008	16.060924	8.372807	-47.87%	1,232,076
2007	12.813873	16.060924	25.34%	1,563,356
2006	12.151083	12.813873	5.45%	1,749,896
2005	11.638000	12.151083	4.41%	2,222,758
2004	11.407069	11.638000	2.02%	2,985,658
2003	8.695091	11.407069	31.19%	3,893,831
2002	12.608518	8.695091	-31.04%	4,193,087
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.676299	14.043042	2.68%	236,911
2010	12.165048	13.676299	12.42%	291,939
2009	8.563916	12.165048	42.05%	373,506
2008	11.567096	8.563916	-25.96%	432,182
2007	11.405362	11.567096	1.42%	607,521
2006	10.382924	11.405362	9.85%	1,486,098
2005	10.250064	10.382924	1.30%	2,014,138
2004	9.477262	10.250064	8.15%	2,623,468
2003	7.554754	9.477262	25.45%	4,691,548
2002	7.379494	7.554754	2.37%	2,584,236
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.607104	11.926319	2.75%	2,437,175
2010	10.335924	11.607104	12.30%	2,499,693
2009	7.268321	10.335924	42.21%	498,535
2008	9.806038	7.268321	-25.88%	524,743
2007*	10.000000	9.806038	-1.94%	222,668
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.979067	13.748136	5.93%	647,717
2010	12.199820	12.979067	6.39%	726,082
2009	10.674834	12.199820	14.29%	818,555
2008	11.178437	10.674834	-4.51%	519,198
2007	10.857668	11.178437	2.95%	350,720
2006	10.536126	10.857668	3.05%	315,622
2005	10.446445	10.536126	0.86%	277,105
2004	10.135570	10.446445	3.07%	260,114
2003*	10.000000	10.135570	1.36%	127,064
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.830540	10.436160	-11.79%	304,599
2010	9.303679	11.830540	27.16%	322,728
2009	6.725459	9.303679	38.34%	284,251
2008	11.253265	6.725459	-40.24%	262,245
2007	9.863182	11.253265	14.09%	327,147
2006*	10.000000	9.863182	-1.37%	249,682

54

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.132512	12.375401	-18.22%	136,945
2010	13.555045	15.132512	11.64%	153,129
2009	10.850910	13.555045	24.92%	179,400
2008	19.565247	10.850910	-44.54%	207,920
2007	16.896770	19.565247	15.79%	255,347
2006	14.499246	16.896770	16.54%	295,835
2005	12.334722	14.499246	17.55%	364,353
2004	11.000744	12.334722	12.13%	414,556
2003	7.775040	11.000744	41.49%	502,898
2002	9.879361	7.775040	-21.30%	658,946
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.062151	12.306785	-18.29%	157,934
2010	13.489945	15.062151	11.65%	208,501
2009	10.794322	13.489945	24.97%	282,336
2008	19.467718	10.794322	-44.55%	339,682
2007	16.809880	19.467718	15.81%	427,602
2006	14.424335	16.809880	16.54%	483,381
2005	12.275838	14.424335	17.50%	630,854
2004	10.947388	12.275838	12.13%	685,014
2003	7.734738	10.947388	41.54%	553,471
2002*	10.000000	7.734738	-22.65%	267,256
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.875465	13.396840	-9.94%	33,124
2010	11.906264	14.875465	24.94%	40,781
2009	7.656370	11.906264	55.51%	54,009
2008	15.872344	7.656370	-51.76%	51,592
2007	15.214228	15.872344	4.33%	90,482
2006	13.252038	15.214228	14.81%	117,172
2005	13.078442	13.252038	1.33%	237,304
2004	11.612918	13.078442	12.62%	222,842
2003	7.448995	11.612918	55.90%	354,501
2002*	10.000000	7.448995	-25.51%	104,063
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.821730	11.958652	1.16%	658,472
2010	10.619457	11.821730	11.32%	668,605
2009	7.926819	10.619457	33.97%	533,630
2008	11.405666	7.926819	-30.50%	599,687
2007	11.126930	11.405666	2.51%	682,436
2006*	10.000000	11.126930	11.27%	379,194
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.486815	9.971622	-4.91%	102,556
2010	8.277889	10.486815	26.68%	149,004
2009	6.487052	8.277889	27.61%	154,238
2008	9.802409	6.487052	-33.82%	245,245
2007	10.164026	9.802409	-3.56%	140,280
2006*	10.000000	10.164026	1.64%	123,976
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.255758	9.003906	-2.72%	10,311
2010	8.496860	9.255758	8.93%	30,871
2009	6.602655	8.496860	28.69%	6,713
2008*	10.000000	6.602655	-33.97%	30,465

55

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.570352	10.450052	-16.87%	69,802
2010	10.826778	12.570352	16.10%	151,576
2009	6.347673	10.826778	70.56%	99,801
2008	13.575240	6.347673	-53.24%	72,523
2007	10.676971	13.575240	27.15%	109,119
2006*	10.000000	10.676971	6.77%	58,096
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.595408	9.350565	-11.75%	54,357
2010	9.892389	10.595408	7.11%	48,099
2009	7.297905	9.892389	35.55%	66,494
2008	12.392141	7.297905	-41.11%	104,479
2007	10.865204	12.392141	14.05%	100,081
2006*	10.000000	10.865204	8.65%	11,057
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.949762	15.628002	-2.02%	502,972
2010	14.113920	15.949762	13.01%	421,449
2009	12.036200	14.113920	17.26%	399,267
2008	11.470459	12.036200	4.93%	335,052
2007	10.456863	11.470459	9.69%	307,898
2006*	10.000000	10.456863	4.57%	126,814
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.445457	21.495425	-8.32%	146,138
2010	21.835756	23.445457	7.37%	110,117
2009	17.674192	21.835756	23.55%	73,910
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.776182	8.988590	-8.06%	430,134
2010	9.292757	9.776182	5.20%	644,835
2009	6.441522	9.292757	44.26%	782,979
2008	11.707458	6.441522	-44.98%	868,601
2007	8.673028	11.707458	34.99%	875,530
2006	8.044709	8.673028	7.81%	954,051
2005	7.233815	8.044709	11.21%	1,249,001
2004	6.206483	7.233815	16.55%	1,553,666
2003	5.224689	6.206483	18.79%	1,959,393
2002	6.290120	5.224689	-16.94%	2,427,101
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.036169	4.545048	-9.75%	128,883
2010	4.097605	5.036169	22.91%	141,750
2009	2.643381	4.097605	55.01%	253,456
2008	4.775364	2.643381	-44.65%	287,640
2007	3.971844	4.775364	20.23%	348,257
2006	3.728118	3.971844	6.54%	436,999
2005	3.382577	3.728118	10.22%	559,788
2004	3.404379	3.382577	-0.64%	736,437
2003	2.352398	3.404379	44.72%	981,046
2002	4.030994	2.352398	-41.64%	1,284,653

56

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.432478	11.653771	-33.15%	273,321
2010	14.113259	17.432478	23.52%	319,689
2009	7.977040	14.113259	76.92%	383,247
2008	16.901767	7.977040	-52.80%	429,222
2007	13.363752	16.901767	26.47%	595,755
2006	9.224320	13.363752	44.88%	760,515
2005	7.075935	9.224320	30.36%	935,163
2004	6.034263	7.075935	17.26%	1,112,031
2003	4.539769	6.034263	32.92%	1,464,289
2002	6.189198	4.539769	-26.65%	1,958,619
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.473302	14.608992	0.94%	74,140
2010	11.865912	14.473302	21.97%	105,570
2009	9.479322	11.865912	25.18%	103,134
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.396378	10.223967	-1.66%	344,828
2010	9.461369	10.396378	9.88%	385,350
2009	7.820481	9.461369	20.98%	434,295
2008	11.769084	7.820481	-33.55%	440,579
2007	11.072036	11.769084	6.30%	329,513
2006*	10.000000	11.072036	10.72%	260,416
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.756923	10.439213	-2.95%	38,505
2010*	10.000000	10.756923	7.57%	3,212
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.964907	7.815169	-1.88%	106,581
2010	6.760382	7.964907	17.82%	112,190
2009	5.126544	6.760382	31.87%	90,456
2008	8.465669	5.126544	-39.44%	89,488
2007	7.168076	8.465669	18.10%	132,531
2006	6.833425	7.168076	4.90%	148,574
2005	6.494037	6.833425	5.23%	194,065
2004	6.077202	6.494037	6.86%	239,555
2003	4.633836	6.077202	31.15%	318,595
2002	6.580071	4.633836	-29.58%	423,119
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.972200	13.894150	-0.56%	715,566
2010	12.463678	13.972200	12.10%	889,671
2009*	10.000000	12.463678	24.64%	7,237
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282176	10.253438	-0.28%	286,849
2010	9.290525	10.282176	10.67%	323,034
2009	7.619334	9.290525	21.93%	374,691
2008	10.981885	7.619334	-30.62%	425,422
2007	10.472825	10.981885	4.86%	499,797
2006*	10.000000	10.472825	4.73%	205,647

57

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.990144	11.480144	4.46%	390,021
2010	10.494946	10.990144	4.72%	526,644
2009	9.471637	10.494946	10.80%	608,123
2008	10.636755	9.471637	-10.95%	657,340
2007	10.454871	10.636755	1.74%	776,207
2006*	10.000000	10.454871	4.55%	144,229
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.334491	10.156210	-10.40%	185,735
2010	10.307303	11.334491	9.97%	227,957
2009	7.367390	10.307303	39.90%	266,221
2008	12.152287	7.367390	-39.37%	262,267
2007	10.755666	12.152287	12.98%	256,462
2006*	10.000000	10.755666	7.56%	225,261
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.030959	9.446186	-5.83%	313,523
2010	8.589921	10.030959	16.78%	401,681
2009	6.264678	8.589921	37.12%	418,260
2008	11.366340	6.264678	-44.88%	301,663
2007	10.281776	11.366340	10.55%	303,225
2006*	10.000000	10.281776	2.82%	160,013
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.500979	8.211406	-3.41%	142,163
2010	7.753245	8.500979	9.64%	147,236
2009	6.004590	7.753245	29.12%	136,515
2008	9.812784	6.004590	-38.81%	131,095
2007*	10.000000	9.812784	-1.87%	85,350
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.395585	17.843468	2.57%	119,714
2010	15.559975	17.395585	11.80%	138,725
2009	10.787009	15.559975	44.25%	173,402
2008	15.161801	10.787009	-28.85%	224,912
2007	14.880516	15.161801	1.89%	269,821
2006	13.616913	14.880516	9.28%	378,655
2005	13.461410	13.616913	1.16%	604,478
2004	12.375393	13.461410	8.78%	2,177,370
2003	10.244088	12.375393	20.81%	2,237,026
2002	10.044539	10.244088	1.99%	1,894,472
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.350303	13.692640	2.56%	190,511
2010	11.940929	13.350303	11.80%	212,703
2009	8.273481	11.940929	44.33%	2,122,928
2008	11.646442	8.273481	-28.96%	2,037,747
2007	11.426670	11.646442	1.92%	250,132
2006	10.456788	11.426670	9.28%	1,610,469
2005*	10.000000	10.456788	4.57%	1,261,068
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.873553	7.748625	-12.68%	476,840
2010	7.768792	8.873553	14.22%	650,284
2009	5.140642	7.768792	51.12%	818,512
2008*	10.000000	5.140642	-48.59%	0

58

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.724722	9.302740	-4.34%	33,660
2010	7.964638	9.724722	22.10%	8,031
2009	6.128718	7.964638	29.96%	0
2008*	10.000000	6.128718	-38.71%	7,013
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.222635	8.530964	-7.50%	1,841
2010	8.120150	9.222635	13.58%	1,841
2009	6.361474	8.120150	27.65%	0
2008*	10.000000	6.361474	-36.39%	69,926
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.233697	9.975148	-2.53%	66,936
2010	9.381701	10.233697	9.08%	100,840
2009	7.924860	9.381701	18.38%	114,196
2008*	10.000000	7.924860	-20.75%	136,399
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.810720	9.359029	-4.60%	52,772
2010	8.835230	9.810720	11.04%	44,654
2009	7.202203	8.835230	22.67%	28,166
2008*	10.000000	7.202203	-27.98%	34,678
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.693892	10.714917	0.20%	106,261
2010	10.134560	10.693892	5.52%	184,671
2009	9.075933	10.134560	11.66%	184,192
2008*	10.000000	9.075933	-9.24%	4,854
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.022954	9.671916	-3.50%	300,813
2010	9.108906	10.022954	10.03%	311,181
2009	7.560267	9.108906	20.48%	262,786
2008*	10.000000	7.560267	-24.40%	182,549
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.574904	9.018302	-5.81%	57,309
2010	8.552690	9.574904	11.95%	98,727
2009	6.838895	8.552690	25.06%	61,368
2008*	10.000000	6.838895	-31.61%	128,487
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402177	10.249814	-1.46%	111,060
2010	9.656186	10.402177	7.73%	106,283
2009	8.305104	9.656186	16.27%	106,046
2008*	10.000000	8.305104	-16.95%	46,092
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215326	11.811888	5.32%	98,431
2010	10.603308	11.215326	5.77%	82,463
2009	9.865476	10.603308	7.48%	15,758
2008*	10.000000	9.865476	-1.35%	1,740

59

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.103098	12.681415	4.78%	114,966
2010	11.330708	12.103098	6.82%	32,378
2009	9.849433	11.330708	15.04%	24,793
2008*	10.000000	9.849433	-1.51%	2,795
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.122563	20.034657	-23.31%	87
2010	22.758326	26.122563	14.78%	211
2009	14.104539	22.758326	61.35%	984
2008	33.799667	14.104539	-58.27%	1,520
2007	23.500696	33.799667	43.82%	1,625
2006	17.397252	23.500696	35.08%	1,696
2005	13.275190	17.397252	31.05%	3,451
2004	11.128016	13.275190	19.30%	3,698
2003	6.815122	11.128016	63.28%	8,385
2002	8.137235	6.815122	-16.25%	12,050
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.761189	22.053362	-23.32%	88,924
2010	25.048732	28.761189	14.82%	110,909
2009	15.507825	25.048732	61.52%	158,006
2008	37.222183	15.507825	-58.34%	175,724
2007	25.885813	37.222183	43.79%	242,912
2006	19.173227	25.885813	35.01%	238,201
2005	14.628417	19.173227	31.07%	284,159
2004	12.261030	14.628417	19.31%	195,935
2003	7.511024	12.261030	63.24%	187,507
2002*	10.000000	7.511024	-24.89%	46,964
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.074348	17.034217	5.97%	801,670
2010	15.527093	16.074348	3.52%	921,973
2009	15.304243	15.527093	1.46%	1,067,808
2008	14.380053	15.304243	6.43%	1,587,917
2007	13.583305	14.380053	5.87%	1,674,663
2006	13.303332	13.583305	2.10%	1,905,194
2005	13.038934	13.303332	2.03%	2,169,251
2004	12.780385	13.038934	2.02%	2,564,169
2003	12.681945	12.780385	0.78%	3,639,856
2002	11.565612	12.681945	9.65%	5,225,533
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.962338	10.664936	-10.85%	23,735
2010	10.687119	11.962338	11.93%	1,147
2009	8.338511	10.687119	28.17%	1,147
2008	15.645882	8.338511	-46.70%	1,147
2007	12.455693	15.645882	25.61%	1,411
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.047309	16.981577	-10.85%	152,746
2010	17.019966	19.047309	11.91%	155,032
2009	13.284846	17.019966	28.12%	159,812
2008	24.919078	13.284846	-46.69%	256,494
2007	19.837629	24.919078	25.62%	330,985
2006	15.101683	19.837629	31.36%	171,997
2005	11.741561	15.101683	28.62%	98,805
2004	10.392529	11.741561	12.98%	59,954
2003	7.772433	10.392529	33.71%	38,163
2002	6.500996	7.772433	-22.28%	20,076

60

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.909825	7.671954	-13.89%	14,622
2010	8.396757	8.909825	6.11%	15,666
2009	6.608175	8.396757	27.07%	15,649
2008	11.752968	6.608175	-43.77%	11,260
2007	10.875421	11.752968	8.07%	20,174
2006*	10.000000	10.875421	8.75%	5,777
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.843384	13.139880	-5.08%	89,433
2010	12.223295	13.843384	13.25%	122,644
2009	9.725789	12.223295	25.68%	143,175
2008	15.586769	9.725789	-37.60%	172,321
2007	14.889933	15.586769	4.68%	116,748
2006	12.895102	14.889933	15.47%	216,197
2005	12.092189	12.895102	6.64%	216,428
2004	10.733522	12.092189	12.66%	134,449
2003	8.238400	10.733522	30.29%	79,734
2002*	10.000000	8.238400	-17.62%	30,145
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.527985	12.487474	-0.32%	9,284
2010	11.546847	12.527985	8.50%	2,580
2009*	10.000000	11.546847	15.47%	2,580
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.400366	13.116007	-2.12%	0
2010	12.106579	13.400366	10.69%	0
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.784205	13.001322	1.70%	312,332
2010	12.219414	12.784205	4.62%	360,850
2009	11.337840	12.219414	7.78%	422,236
2008	12.211001	11.337840	-7.15%	338,577
2007	11.728967	12.211001	4.11%	308,249
2006	11.181789	11.728967	4.89%	408,314
2005	10.954966	11.181789	2.07%	502,674
2004	10.595099	10.954966	3.40%	618,704
2003	9.938018	10.595099	6.61%	634,001
2002*	10.000000	9.938018	-0.62%	304,523
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.573262	13.405294	-1.24%	761,592
2010	12.386263	13.573262	9.58%	890,230
2009	10.523064	12.386263	17.71%	1,029,148
2008	13.867663	10.523064	-24.12%	864,011
2007	13.285144	13.867663	4.38%	899,262
2006	12.075166	13.285144	10.02%	1,127,049
2005	11.601416	12.075166	4.08%	1,226,568
2004	10.720050	11.601416	8.22%	1,211,494
2003	9.037949	10.720050	18.61%	924,996
2002*	10.000000	9.037949	-9.62%	792,009

61

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.880562	13.422684	-3.30%	270,563
2010	12.451067	13.880562	11.48%	330,164
2009	10.131069	12.451067	22.90%	352,068
2008	14.945964	10.131069	-32.22%	409,812
2007	14.251945	14.945964	4.87%	528,523
2006	12.593401	14.251945	13.17%	513,363
2005	11.904051	12.593401	5.79%	594,687
2004	10.748772	11.904051	10.75%	449,390
2003	8.590418	10.748772	25.13%	358,022
2002*	10.000000	8.590418	-14.10%	218,737
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.359130	13.471382	0.84%	241,065
2010	12.460165	13.359130	7.21%	263,444
2009	11.008504	12.460165	13.19%	350,449
2008	13.115336	11.008504	-16.06%	430,796
2007	12.540694	13.115336	4.58%	500,257
2006	11.706575	12.540694	7.13%	549,827
2005	11.339678	11.706575	3.24%	687,783
2004	10.710627	11.339678	5.87%	716,716
2003	9.534557	10.710627	12.33%	647,159
2002*	10.000000	9.534557	-4.65%	373,572
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.926167	13.452045	-3.40%	1,533,634
2010	12.955200	13.926167	7.49%	2,124,785
2009*	10.000000	12.955200	29.55%	4,096
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.960209	26.922495	-3.71%	202,310
2010	22.424067	27.960209	24.69%	268,793
2009	16.596330	22.424067	35.11%	301,649
2008	26.438587	16.596330	-37.23%	394,750
2007	24.880577	26.438587	6.26%	415,506
2006	22.915733	24.880577	8.57%	674,837
2005	20.689986	22.915733	10.76%	790,374
2004	18.094597	20.689986	14.34%	875,991
2003	13.601153	18.094597	33.04%	952,793
2002	16.253946	13.601153	-16.32%	847,029
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.894382	11.752046	-1.20%	1,929,217
2010	12.038832	11.894382	-1.20%	1,799,778
2009	12.179942	12.038832	-1.16%	2,397,928
2008	12.079795	12.179942	0.83%	4,218,312
2007	11.668105	12.079795	3.53%	4,728,112
2006	11.297619	11.668105	3.28%	2,927,858
2005	11.137309	11.297619	1.44%	3,619,577
2004	11.181852	11.137309	-0.40%	3,868,076
2003	11.247296	11.181852	-0.58%	5,474,622
2002	11.247642	11.247296	0.00%	15,980,726

62

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.541368	17.250057	4.28%	336,414
2010	15.139348	16.541368	9.26%	378,307
2009	12.319676	15.139348	22.89%	528,020
2008	15.076201	12.319676	-18.28%	546,463
2007	14.585737	15.076201	3.36%	783,112
2006	14.081135	14.585737	3.58%	766,664
2005	13.947624	14.081135	0.96%	947,362
2004	13.251194	13.947624	5.26%	821,863
2003	11.962673	13.251194	10.77%	863,477
2002	11.293959	11.962673	5.92%	1,268,863
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.252389	8.285313	-10.45%	439,039
2010	8.212008	9.252389	12.67%	484,149
2009	6.091001	8.212008	34.82%	612,742
2008*	10.000000	6.091001	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.964612	13.231627	-17.12%	104,306
2010	15.227625	15.964612	4.84%	144,367
2009	11.870601	15.227625	28.28%	160,324
2008	22.388260	11.870601	-46.98%	221,742
2007	22.016277	22.388260	1.69%	346,346
2006	18.153613	22.016277	21.28%	487,073
2005	16.397022	18.153613	10.71%	398,762
2004	13.800078	16.397022	18.82%	247,808
2003*	10.000000	13.800078	38.00%	25,231
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.238387	8.862484	-4.07%	133,369
2010	8.094976	9.238387	14.12%	225,372
2009	6.313352	8.094976	28.22%	51,666
2008*	10.000000	6.313352	-36.87%	1,479
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.431033	9.705248	-6.96%	45,438
2010*	10.000000	10.431033	4.31%	85,599
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.830785	8.193456	-7.22%	11,465
2010	7.927560	8.830785	11.39%	11,836
2009	6.297572	7.927560	25.88%	17,082
2008*	10.000000	6.297572	-37.02%	1,730
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.802822	9.275768	-5.38%	110,278
2010	7.823609	9.802822	25.30%	126,378
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.729110	9.184736	-5.60%	328,426
2010	7.786307	9.729110	24.95%	466,294
2009	6.219739	7.786307	25.19%	580,191
2008*	10.000000	6.219739	-37.80%	0

63

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.213593	9.857019	-3.49%	440,078
2010	8.641112	10.213593	18.20%	519,492
2009	6.703532	8.641112	28.90%	637,675
2008*	10.000000	6.703532	-32.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.183713	13.922999	-1.84%	89,878
2010	11.443667	14.183713	23.94%	125,289
2009	9.087220	11.443667	25.93%	151,634
2008	17.166371	9.087220	-47.06%	169,747
2007	15.832320	17.166371	8.43%	193,255
2006	15.526190	15.832320	1.97%	237,194
2005	14.537994	15.526190	6.80%	346,746
2004	12.973972	14.537994	12.06%	404,880
2003	9.780139	12.973972	32.66%	504,466
2002	14.838618	9.780139	-34.09%	569,194
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.472819	30.457117	-6.21%	168,931
2010	25.960286	32.472819	25.09%	189,350
2009	20.818097	25.960286	24.70%	220,628
2008	31.056789	20.818097	-32.97%	303,460
2007	33.763890	31.056789	-8.02%	404,174
2006	29.134444	33.763890	15.89%	578,547
2005	28.608182	29.134444	1.84%	712,359
2004	24.685368	28.608182	15.89%	962,750
2003	15.928613	24.685368	54.98%	1,158,751
2002	22.134881	15.928613	-28.04%	1,246,122
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.304046	26.410500	-6.69%	234,148
2010	22.859607	28.304046	23.82%	291,043
2009	17.176615	22.859607	33.09%	375,098
2008	28.126986	17.176615	-38.93%	473,153
2007	27.876127	28.126986	0.90%	589,402
2006	25.182239	27.876127	10.70%	745,503
2005	22.692159	25.182239	10.97%	931,725
2004	19.296948	22.692159	17.59%	1,053,224
2003	13.850506	19.296948	39.32%	1,154,936
2002	16.957444	13.850506	-18.32%	1,335,391
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.206686	12.124275	-0.68%	251,082
2010	10.890161	12.206686	12.09%	278,547
2009	8.741250	10.890161	24.58%	276,565
2008	15.138387	8.741250	-42.26%	340,712
2007	14.164409	15.138387	6.88%	468,647
2006	12.616582	14.164409	12.27%	530,479
2005	11.884933	12.616582	6.16%	631,200
2004	10.960481	11.884933	8.43%	907,235
2003	8.699902	10.960481	25.98%	964,308
2002	10.654646	8.699902	-18.35%	964,022

64

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.312555	9.799163	5.23%	497,287
2010	7.240299	9.312555	28.62%	560,185
2009	5.601154	7.240299	29.26%	702,064
2008*	10.000000	5.601154	-43.99%	29,298
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.562393	10.571451	0.09%	118,358
2010	10.438093	10.562393	1.19%	287,637
2009	9.863610	10.438093	5.82%	321,518
2008*	10.000000	9.863610	-1.36%	43,502
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.585442	11.754706	-13.48%	10,088
2010	12.929827	13.585442	5.07%	10,120
2009*	10.000000	12.929827	29.30%	5,981
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.295754	11.866032	-3.49%	80,602
2010	10.749552	12.295754	14.38%	101,577
2009	8.463794	10.749552	27.01%	131,911
2008	13.596107	8.463794	-37.75%	180,028
2007	14.074146	13.596107	-3.40%	321,678
2006	12.289836	14.074146	14.52%	310,960
2005	11.931935	12.289836	3.00%	377,848
2004	10.278230	11.931935	16.09%	520,577
2003	7.914998	10.278230	29.86%	220,375
2002	10.702140	7.914998	-26.04%	211,589
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.614801	10.518068	-0.91%	401,245
2010	10.204416	10.614801	4.02%	522,553
2009	9.113768	10.204416	11.97%	517,015
2008	10.655363	9.113768	-14.47%	474,409
2007	10.294293	10.655363	3.51%	985,053
2006	9.998849	10.294293	2.95%	1,137,130
2005	9.975981	9.998849	0.23%	777,745
2004	10.019076	9.975981	-0.43%	771,596
2003*	10.000000	10.019076	0.19%	388,918
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.289379	8.103255	-2.25%	845
2010	7.014399	8.289379	18.18%	5,957
2009	5.783597	7.014399	21.28%	35,882
2008	9.671730	5.783597	-40.20%	12,242
2007	9.739699	9.671730	-0.70%	1,834
2006*	10.000000	9.739699	-2.60%	1,778
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.428283	12.858771	-4.24%	169,880
2010	11.062852	13.428283	21.38%	184,785
2009	8.519760	11.062852	29.85%	23,859
2008	14.240089	8.519760	-40.17%	23,062
2007	13.394228	14.240089	6.32%	96,060
2006	11.922729	13.394228	12.34%	37,665
2005	11.292761	11.922729	5.58%	24,380
2004*	10.000000	11.292761	12.93%	10,161

65

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.622970	19.597459	-9.37%	277,892
2010	18.870882	21.622970	14.58%	315,383
2009	13.672499	18.870882	38.02%	372,166
2008	23.139603	13.672499	-40.91%	489,994
2007	22.026248	23.139603	5.05%	682,233
2006	18.942389	22.026248	16.28%	865,041
2005	16.767687	18.942389	12.97%	878,812
2004	14.238187	16.767687	17.77%	751,092
2003*	10.000000	14.238187	42.38%	516,572
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.658449	12.376095	-9.39%	372,391
2010	11.921033	13.658449	14.57%	478,131
2009	8.632507	11.921033	38.09%	576,880
2008	14.608429	8.632507	-40.91%	714,971
2007	13.907967	14.608429	5.04%	899,289
2006	11.960386	13.907967	16.28%	1,078,241
2005	10.590024	11.960386	12.94%	1,375,615
2004	8.994884	10.590024	17.73%	1,626,012
2003	6.365520	8.994884	41.31%	2,029,238
2002	8.274485	6.365520	-23.07%	4,057,283
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.835976	2.749348	-3.05%	19,807
2010	2.502869	2.835976	13.31%	128,797
2009	1.998588	2.502869	25.23%	50,623
2008	9.583349	1.998588	-79.15%	3,097
2007*	10.000000	9.583349	-4.17%	63,934
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.073658	2.965883	-3.51%	148
2010	2.709588	3.073658	13.44%	617
2009	2.188435	2.709588	23.81%	970
2008	10.385859	2.188435	-78.93%	970
2007	10.523389	10.385859	-1.31%	4,989
2006*	10.000000	10.523389	5.23%	97,595
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.775808	13.608873	-1.21%	333,709
2010	12.008692	13.775808	14.72%	407,854
2009	9.474608	12.008692	26.75%	484,154
2008	15.585693	9.474608	-39.21%	602,824
2007	15.107682	15.585693	3.16%	804,008
2006	13.293323	15.107682	13.65%	972,356
2005	12.695602	13.293323	4.71%	1,233,955
2004	11.739303	12.695602	8.15%	1,443,952
2003	9.376475	11.739303	25.20%	1,626,803
2002	11.687410	9.376475	-19.77%	1,620,772

66

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.921909	9.586203	-3.38%	55,283
2010	8.137614	9.921909	21.93%	84,128
2009	6.003438	8.137614	35.55%	110,836
2008	9.773861	6.003438	-38.58%	85,657
2007	10.014381	9.773861	-2.40%	90,730
2006*	10.000000	10.014381	0.14%	55,793
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.443430	14.426823	-0.11%	120,678
2010	11.468790	14.443430	25.94%	143,851
2009	8.753721	11.468790	31.02%	157,386
2008	17.395944	8.753721	-49.68%	192,665
2007	16.559762	17.395944	5.05%	228,261
2006	16.279198	16.559762	1.72%	287,819
2005	14.668150	16.279198	10.98%	462,444
2004	12.394931	14.668150	18.34%	432,646
2003	9.989064	12.394931	24.09%	492,433
2002	14.001802	9.989064	-28.66%	504,990
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.754996	12.591802	7.12%	67,708
2010	10.878232	11.754996	8.06%	85,850
2009*	10.000000	10.878232	8.78%	48,111
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.387689	11.364804	-0.20%	743,484
2010	10.957755	11.387689	3.92%	481,227
2009*	10.000000	10.957755	9.58%	270,515
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.551642	11.508013	9.06%	37,755
2010*	10.000000	10.551642	5.52%	15,277
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.041085	11.525043	4.38%	43,684
2010	10.429972	11.041085	5.86%	26,969
2009	9.628030	10.429972	8.33%	26,726
2008	10.852448	9.628030	-11.28%	37,910
2007	10.416914	10.852448	4.18%	87,669
2006*	10.000000	10.416914	4.17%	7,681
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.724157	40.951512	5.75%	10,967
2010	35.714045	38.724157	8.43%	15,705
2009	27.761196	35.714045	28.65%	18,949
2008	33.047924	27.761196	-16.00%	25,767
2007	31.400371	33.047924	5.25%	34,221
2006	28.681058	31.400371	9.48%	46,734
2005	25.860301	28.681058	10.91%	69,016
2004	23.781464	25.860301	8.74%	108,234
2003	18.824701	23.781464	26.33%	357,141
2002	17.444590	18.824700	7.91%	303,530

67

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.437435	39.941803	-26.63%	20,268
2010	43.438941	54.437435	25.32%	21,830
2009	20.624175	43.438941	110.62%	25,163
2008	59.271173	20.624175	-65.20%	28,439
2007	43.595964	59.271173	35.96%	37,353
2006	31.631833	43.595964	37.82%	61,195
2005	24.254218	31.631833	30.42%	83,214
2004	19.499977	24.254218	24.38%	106,213
2003	12.800242	19.499977	52.34%	284,783
2002	13.343009	12.800242	-4.07%	472,356
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	58.141223	47.994516	-17.45%	19,022
2010	45.534579	58.141223	27.69%	21,918
2009	29.255507	45.534579	55.64%	23,780
2008	54.963626	29.255507	-46.77%	25,550
2007	38.274579	54.963626	43.60%	47,018
2006	31.116907	38.274579	23.00%	85,008
2005	20.764275	31.116907	49.86%	102,954
2004	16.917457	20.764275	22.74%	155,325
2003	11.826254	16.917457	43.05%	213,327
2002	12.319065	11.826254	-4.00%	130,380
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.402783	15.461387	-5.74%	26,492
2010	13.095791	16.402783	25.25%	55,418
2009*	10.000000	13.095791	30.96%	64,154

68

Maximum Additional Contract Options Elected - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.905849	16.792804	-11.18%	0
2010	15.364531	18.905849	23.05%	0
2009	11.080501	15.364531	38.66%	0
2008	17.743184	11.080501	-37.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.316305	12.292390	8.63%	0
2010	11.075263	11.316305	2.18%	0
2009	10.338268	11.075263	7.13%	0
2008	10.807779	10.338268	-4.34%	0
2007	10.156560	10.807779	6.41%	0
2006	10.285066	10.156560	-1.25%	0
2005	10.417725	10.285066	-1.27%	0
2004	10.129239	10.417725	2.85%	0
2003*	10.000000	10.129239	1.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.946801	8.967462	0.23%	0
2010	8.063572	8.946801	10.95%	0
2009	7.024654	8.063572	14.79%	0
2008	11.048864	7.024654	-36.42%	0
2007	11.376616	11.048864	-2.88%	0
2006	9.995371	11.376616	13.82%	0
2005	9.827333	9.995371	1.71%	0
2004	8.947766	9.827333	9.83%	0
2003	7.116360	8.947766	25.74%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.187844	10.799757	-3.47%	0
2010	9.651560	11.187844	15.92%	0
2009	7.641367	9.651560	26.31%	0
2008	10.392087	7.641367	-26.47%	0
2007	10.945504	10.392087	-5.06%	0
2006*	10.000000	10.945504	9.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.748603	11.941255	-6.33%	0
2010	11.949250	12.748603	6.69%	0
2009*	10.000000	11.949250	19.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.347872	13.047872	-2.25%	0
2010	10.913380	13.347872	22.31%	0
2009	8.980381	10.913380	21.52%	0
2008	13.374065	8.980381	-32.85%	0
2007	13.852287	13.374065	-3.45%	0
2006	12.455279	13.852287	11.22%	0
2005	11.948645	12.455279	4.24%	0
2004	10.085497	11.948645	18.47%	0
2003	7.530557	10.085497	33.93%	0

69

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.453633	7.310660	-1.92%	0
2010	6.678660	7.453633	11.60%	0
2009	5.136997	6.678660	30.01%	0
2008	8.059862	5.136997	-36.26%	0
2007	7.694269	8.059862	4.75%	0
2006	7.248388	7.694269	6.15%	0
2005	7.196386	7.248388	0.72%	0
2004	6.970741	7.196386	3.24%	0
2003	5.691372	6.970741	22.48%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.879689	8.793647	-0.97%	0
2010	7.954894	8.879689	11.63%	0
2009	6.478090	7.954894	22.80%	0
2008	10.603414	6.478090	-38.91%	0
2007	10.365796	10.603414	2.29%	0
2006	9.232631	10.365796	12.27%	0
2005	9.072170	9.232631	1.77%	0
2004	8.435823	9.072170	7.54%	0
2003	6.760911	8.435823	24.77%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.707156	10.286369	5.97%	0
2010	8.660039	9.707156	12.09%	0
2009	7.269545	8.660039	19.13%	0
2008	10.616604	7.269545	-31.53%	0
2007	10.196819	10.616604	4.12%	0
2006	9.005763	10.196819	13.23%	0
2005	8.875845	9.005763	1.46%	0
2004	8.692839	8.875845	2.11%	0
2003	7.380586	8.692839	17.78%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.743469	12.669128	-0.58%	0
2010	12.082892	12.743469	5.47%	0
2009	10.321568	12.082892	17.06%	0
2008	11.453642	10.321568	-9.88%	0
2007	11.183290	11.453642	2.42%	0
2006	11.045689	11.183290	1.25%	0
2005	11.217473	11.045689	-1.53%	0
2004	11.137438	11.217473	0.72%	0
2003	10.949614	11.137438	1.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.581476	10.256609	-3.07%	0
2010	9.656190	10.581476	9.58%	0
2009	8.001673	9.656190	20.68%	0
2008	10.987795	8.001673	-27.18%	0
2007	10.406328	10.987795	5.59%	0
2006*	10.000000	10.406328	4.06%	0

70

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.172379	9.776925	-3.89%	0
2010	9.138264	10.172379	11.32%	0
2009	7.300625	9.138264	25.17%	0
2008	11.162831	7.300625	-34.60%	0
2007	10.426103	11.162831	7.07%	0
2006*	10.000000	10.426103	4.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.785865	9.255916	-5.42%	0
2010	8.678912	9.785865	12.75%	0
2009	6.794969	8.678912	27.73%	0
2008	11.289897	6.794969	-39.81%	0
2007	10.446041	11.289897	8.08%	0
2006*	10.000000	10.446041	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.672351	8.913122	-7.85%	0
2010	8.350939	9.672351	15.82%	0
2009	5.821893	8.350939	43.44%	0
2008	13.137711	5.821893	-55.69%	0
2007	9.281768	13.137711	41.54%	0
2006*	10.000000	9.281768	-7.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.561855	9.374462	-1.96%	0
2010	8.547432	9.561855	11.87%	0
2009	6.762759	8.547432	26.39%	0
2008	12.144305	6.762759	-44.31%	0
2007	12.321441	12.144305	-1.44%	0
2006	10.555716	12.321441	16.73%	0
2005	10.267675	10.555716	2.81%	0
2004	9.483867	10.267675	8.26%	0
2003	7.492527	9.483867	26.58%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.654311	7.450934	-2.66%	0
2010	6.347556	7.654311	20.59%	0
2009	5.095996	6.347556	24.56%	0
2008	9.936765	5.095996	-48.72%	0
2007	8.058978	9.936765	23.30%	0
2006	7.767612	8.058978	3.75%	0
2005	7.561699	7.767612	2.72%	0
2004	7.533675	7.561699	0.37%	0
2003	5.836965	7.533675	29.07%	0

71

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.288717	14.434928	1.02%	0
2010	12.918876	14.288717	10.60%	0
2009	9.244095	12.918876	39.75%	0
2008	12.691556	9.244095	-27.16%	0
2007	12.721185	12.691556	-0.23%	0
2006	11.770806	12.721185	8.07%	0
2005	11.810921	11.770806	-0.34%	0
2004	11.100132	11.810921	6.40%	0
2003	8.993929	11.100132	23.42%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.932513	11.051760	1.09%	0
2010	9.895352	10.932513	10.48%	0
2009	7.072891	9.895352	39.91%	0
2008	9.699601	7.072891	-27.08%	0
2007*	10.000000	9.699601	-3.00%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.451833	11.934549	4.22%	0
2010	10.941422	11.451833	4.66%	0
2009	9.731239	10.941422	12.44%	0
2008	10.358069	9.731239	-6.05%	0
2007	10.227336	10.358069	1.28%	0
2006	10.087380	10.227336	1.39%	0
2005	10.165687	10.087380	-0.77%	0
2004	10.025521	10.165687	1.40%	0
2003*	10.000000	10.025521	0.26%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.962106	9.513668	-13.21%	0
2010	8.762439	10.962106	25.10%	0
2009	6.438424	8.762439	36.10%	0
2008	10.950780	6.438424	-41.21%	0
2007	9.756903	10.950780	12.24%	0
2006*	10.000000	9.756903	-2.43%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.511918	8.457495	-19.54%	0
2010	9.570889	10.511918	9.83%	0
2009	7.787736	9.570889	22.90%	0
2008	14.273871	7.787736	-45.44%	0
2007	12.531063	14.273871	13.91%	0
2006	10.929475	12.531063	14.65%	0
2005	9.450375	10.929475	15.65%	0
2004	8.567007	9.450375	10.31%	0
2003	6.154443	8.567007	39.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.074260	10.509610	-19.62%	0
2010	11.902041	13.074260	9.85%	0
2009	9.680559	11.902041	22.95%	0
2008	17.747234	9.680559	-45.45%	0
2007	15.577878	17.747234	13.93%	0
2006	13.586552	15.577878	14.66%	0
2005	11.752519	13.586552	15.61%	0
2004	10.653140	11.752519	10.32%	0
2003	7.650567	10.653140	39.25%	0

72

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.912043	11.440478	-11.40%	0
2010	10.504629	12.912043	22.92%	0
2009	6.866244	10.504629	52.99%	0
2008	14.469677	6.866244	-52.55%	0
2007	14.099296	14.469677	2.63%	0
2006	12.482441	14.099296	12.95%	0
2005	12.521060	12.482441	-0.31%	0
2004	11.300946	12.521060	10.80%	0
2003	7.367940	11.300946	53.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.954242	10.902073	-0.48%	0
2010	10.002045	10.954242	9.52%	0
2009	7.588748	10.002045	31.80%	0
2008	11.099238	7.588748	-31.63%	0
2007	11.007185	11.099238	0.84%	0
2006*	10.000000	11.007185	10.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.716735	9.089988	-6.45%	0
2010	7.796103	9.716735	24.64%	0
2009	6.210129	7.796103	25.54%	0
2008	9.538874	6.210129	-34.90%	0
2007	10.054554	9.538874	-5.13%	0
2006*	10.000000	10.054554	0.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.861377	8.480911	-4.29%	0
2010	8.268604	8.861377	7.17%	0
2009	6.531010	8.268604	26.61%	0
2008*	10.000000	6.531010	-34.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.647682	9.526376	-18.21%	0
2010	10.196946	11.647682	14.23%	0
2009	6.076711	10.196946	67.80%	0
2008	13.210424	6.076711	-54.00%	0
2007	10.561925	13.210424	25.08%	0
2006*	10.000000	10.561925	5.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.817667	8.524010	-13.18%	0
2010	9.316973	9.817667	5.37%	0
2009	6.986531	9.316973	33.36%	0
2008	12.059157	6.986531	-42.06%	0
2007	10.748209	12.059157	12.20%	0
2006*	10.000000	10.748209	7.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.779639	14.247529	-3.60%	0
2010	13.293587	14.779639	11.18%	0
2009	11.523182	13.293587	15.36%	0
2008	11.162287	11.523182	3.23%	0
2007	10.344284	11.162287	7.91%	0
2006*	10.000000	10.344284	3.44%	0

73

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.760351	18.725865	-9.80%	0
2010	19.652954	20.760351	5.63%	0
2009	16.168989	19.652954	21.55%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.066831	10.010772	-9.54%	0
2010	10.692615	11.066831	3.50%	0
2009	7.533825	10.692615	41.93%	0
2008	13.918876	7.533825	-45.87%	0
2007	10.481825	13.918876	32.79%	0
2006	9.882088	10.481825	6.07%	0
2005	9.031765	9.882088	9.41%	0
2004	7.876570	9.031765	14.67%	0
2003	6.739631	7.876570	16.87%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.943237	7.052719	-11.21%	0
2010	6.569138	7.943237	20.92%	0
2009	4.307514	6.569138	52.50%	0
2008	7.910212	4.307514	-45.54%	0
2007	6.688093	7.910212	18.27%	0
2006	6.380763	6.688093	4.82%	0
2005	5.884322	6.380763	8.44%	0
2004	6.019774	5.884322	-2.25%	0
2003	4.227960	6.019774	42.38%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.063172	13.195199	-34.23%	0
2010	16.509985	20.063172	21.52%	0
2009	9.485235	16.509985	74.06%	0
2008	20.429517	9.485235	-53.57%	0
2007	16.420222	20.429517	24.42%	0
2006	11.519963	16.420222	42.54%	0
2005	8.981785	11.519963	28.26%	0
2004	7.785565	8.981785	15.36%	0
2003	5.953600	7.785565	30.77%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.981794	12.891730	-0.69%	0
2010	10.818077	12.981794	20.00%	0
2009	8.784492	10.818077	23.15%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.418845	13.950544	-3.25%	0
2010	13.337878	14.418845	8.10%	0
2009	11.206165	13.337878	19.02%	0
2008	17.142496	11.206165	-34.63%	0
2007	16.394070	17.142496	4.57%	0
2006	13.995070	16.394070	17.14%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.641182	10.159926	-4.52%	0
2010*	10.000000	10.641182	6.41%	0

74

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.823081	8.517325	-3.47%	0
2010	7.611906	8.823081	15.91%	0
2009	5.867269	7.611906	29.74%	0
2008	9.848792	5.867269	-40.43%	0
2007	8.477163	9.848792	16.18%	0
2006	8.214083	8.477163	3.20%	0
2005	7.934219	8.214083	3.53%	0
2004	7.547142	7.934219	5.13%	0
2003	5.849234	7.547142	29.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.597268	13.302773	-2.17%	0
2010	12.328706	13.597268	10.29%	0
2009*	10.000000	12.328706	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.527413	9.347262	-1.89%	0
2010	8.750148	9.527413	8.88%	0
2009	7.294286	8.750148	19.96%	0
2008	10.686759	7.294286	-31.74%	0
2007	10.360055	10.686759	3.15%	0
2006*	10.000000	10.360055	3.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.183718	10.466013	2.77%	0
2010	9.884887	10.183718	3.02%	0
2009	9.067839	9.884887	9.01%	0
2008	10.350952	9.067839	-12.40%	0
2007	10.342338	10.350952	0.08%	0
2006*	10.000000	10.342338	3.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.502567	9.258557	-11.84%	0
2010	9.707814	10.502567	8.19%	0
2009	7.053080	9.707814	37.64%	0
2008	11.825777	7.053080	-40.36%	0
2007	10.639867	11.825777	11.15%	0
2006*	10.000000	10.639867	6.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.294451	8.611134	-7.35%	0
2010	8.090090	9.294451	14.89%	0
2009	5.997264	8.090090	34.90%	0
2008	11.060833	5.997264	-45.78%	0
2007	10.171033	11.060833	8.75%	0
2006*	10.000000	10.171033	1.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.006521	7.608789	-4.97%	0
2010	7.422364	8.006521	7.87%	0
2009	5.842946	7.422364	27.03%	0
2008	9.706239	5.842946	-39.80%	0
2007*	10.000000	9.706239	-2.94%	0

75

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.673117	14.807799	0.92%	0
2010	13.340729	14.673117	9.99%	0
2009	9.400540	13.340729	41.91%	0
2008	13.430772	9.400540	-30.01%	0
2007	13.399738	13.430772	0.23%	0
2006	12.463071	13.399738	7.52%	0
2005	12.522990	12.463071	-0.48%	0
2004	11.702110	12.522990	7.01%	0
2003	9.846069	11.702110	18.85%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.171051	12.281526	0.91%	0
2010	11.065291	12.171051	9.99%	0
2009	7.792795	11.065291	41.99%	0
2008	11.150569	7.792795	-30.11%	0
2007	11.121185	11.150569	0.26%	0
2006	10.344229	11.121185	7.51%	0
2005*	10.000000	10.344229	3.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.495147	7.298207	-14.09%	0
2010	7.559816	8.495147	12.37%	0
2009	5.084689	7.559816	48.68%	0
2008*	10.000000	5.084689	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.310111	8.762149	-5.89%	0
2010	7.750430	9.310111	20.12%	0
2009	6.062056	7.750430	27.85%	0
2008*	10.000000	6.062056	-39.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.829502	8.035247	-9.00%	0
2010	7.901850	8.829502	11.74%	0
2009	6.292350	7.901850	25.58%	0
2008*	10.000000	6.292350	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.797666	9.395808	-4.10%	0
2010	9.129721	9.797666	7.32%	0
2009	7.838917	9.129721	16.47%	0
2008*	10.000000	7.838917	-21.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.392628	8.815366	-6.15%	0
2010	8.597837	9.392628	9.24%	0
2009	7.124031	8.597837	20.69%	0
2008*	10.000000	7.124031	-28.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.238350	10.092777	-1.42%	0
2010	9.862495	10.238350	3.81%	0
2009	8.977627	9.862495	9.86%	0
2008*	10.000000	8.977627	-10.22%	0

76

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.595859	9.110139	-5.06%	0
2010	8.864196	9.595859	8.25%	0
2009	7.478232	8.864196	18.53%	0
2008*	10.000000	7.478232	-25.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.166812	8.494343	-7.34%	0
2010	8.322823	9.166812	10.14%	0
2009	6.764627	8.322823	23.03%	0
2008*	10.000000	6.764627	-32.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.959026	9.654614	-3.06%	0
2010	9.396894	9.959026	5.98%	0
2009	8.215074	9.396894	14.39%	0
2008*	10.000000	8.215074	-17.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.737632	11.126194	3.62%	0
2010	10.318745	10.737632	4.06%	0
2009	9.758691	10.318745	5.74%	0
2008*	10.000000	9.758691	-2.41%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.587684	11.945325	3.09%	0
2010	11.026696	11.587684	5.09%	0
2009	9.742839	11.026696	13.18%	0
2008*	10.000000	9.742839	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.794479	18.708337	-24.55%	0
2010	21.956290	24.794479	12.93%	0
2009	13.831355	21.956290	58.74%	0
2008	33.693189	13.831355	-58.95%	0
2007	23.813945	33.693189	41.49%	0
2006	17.918416	23.813945	32.90%	0
2005	13.897002	17.918416	28.94%	0
2004	11.840925	13.897002	17.36%	0
2003	7.370807	11.840925	60.65%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.966110	18.833575	-24.56%	0
2010	22.100858	24.966110	12.96%	0
2009	13.907906	22.100858	58.91%	0
2008	33.934109	13.907906	-59.01%	0
2007	23.989282	33.934109	41.46%	0
2006	18.060045	23.989282	32.83%	0
2005	14.004972	18.060045	28.95%	0
2004	11.931622	14.004972	17.38%	0
2003	7.429260	11.931622	60.60%	0

77

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.384534	12.912182	4.26%	0
2010	12.159802	12.384534	1.85%	0
2009	12.182521	12.159802	-0.19%	0
2008	11.635178	12.182521	4.70%	0
2007	11.172362	11.635178	4.14%	0
2006	11.121681	11.172362	0.46%	0
2005	11.079571	11.121681	0.38%	0
2004	11.038626	11.079571	0.37%	0
2003	11.133937	11.038626	-0.86%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.252101	10.746577	-12.29%	0
2010	11.125937	12.252101	10.12%	0
2009	8.823813	11.125937	26.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.533673	14.502104	-12.29%	0
2010	15.016732	16.533673	10.10%	0
2009	11.914214	15.016732	26.04%	0
2008	22.717093	11.914214	-47.55%	0
2007	18.383846	22.717093	23.57%	0
2006	14.224602	18.383846	29.24%	0
2005	11.241007	14.224602	26.54%	0
2004	10.113202	11.241007	11.15%	0
2003	7.687861	10.113202	31.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.255639	6.993603	-15.29%	0
2010	7.908176	8.255639	4.39%	0
2009	6.326161	7.908176	25.01%	0
2008	11.437095	6.326161	-44.69%	0
2007	10.758307	11.437095	6.31%	0
2006*	10.000000	10.758307	7.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.964834	11.173181	-6.62%	0
2010	10.738307	11.964834	11.42%	0
2009	8.684887	10.738307	23.64%	0
2008	14.148318	8.684887	-38.62%	0
2007	13.739493	14.148318	2.98%	0
2006	12.094067	13.739493	13.61%	0
2005	11.527106	12.094067	4.92%	0
2004	10.400290	11.527106	10.83%	0
2003	8.113853	10.400290	28.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.191626	11.955849	-1.93%	0
2010	11.421675	12.191626	6.74%	0
2009*	10.000000	11.421675	14.22%	0

78

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.040705	12.557680	-3.70%	0
2010	11.975410	13.040705	8.90%	0
2009*	10.000000	11.975410	19.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.049669	11.055827	0.06%	0
2010	10.735313	11.049669	2.93%	0
2009	10.124734	10.735313	6.03%	0
2008	11.084019	10.124734	-8.65%	0
2007	10.822672	11.084019	2.41%	0
2006	10.487114	10.822672	3.20%	0
2005	10.443029	10.487114	0.42%	0
2004	10.266218	10.443029	1.72%	0
2003	9.788002	10.266218	4.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.731588	11.399184	-2.83%	0
2010	10.881725	11.731588	7.81%	0
2009	9.397013	10.881725	15.80%	0
2008	12.587849	9.397013	-25.35%	0
2007	12.258669	12.587849	2.69%	0
2006	11.325043	12.258669	8.24%	0
2005	11.059287	11.325043	2.40%	0
2004	10.387269	11.059287	6.47%	0
2003	8.901427	10.387269	16.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.997088	11.413816	-4.86%	0
2010	10.938546	11.997088	9.68%	0
2009	9.046885	10.938546	20.91%	0
2008	13.566652	9.046885	-33.32%	0
2007	13.150794	13.566652	3.16%	0
2006	11.811103	13.150794	11.34%	0
2005	11.347783	11.811103	4.08%	0
2004	10.415083	11.347783	8.96%	0
2003	8.460596	10.415083	23.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.546560	11.455494	-0.79%	0
2010	10.946741	11.546560	5.48%	0
2009	9.830579	10.946741	11.35%	0
2008	11.904923	9.830579	-17.42%	0
2007	11.571698	11.904923	2.88%	0
2006	10.979319	11.571698	5.40%	0
2005	10.809764	10.979319	1.57%	0
2004	10.378140	10.809764	4.16%	0
2003	9.390578	10.378140	10.52%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.552476	12.879503	-4.97%	0
2010	12.814927	13.552476	5.76%	0
2009*	10.000000	12.814927	28.15%	0

79

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.421186	13.661457	-5.27%	0
2010	11.755908	14.421186	22.67%	0
2009	8.843928	11.755908	32.93%	0
2008	14.321306	8.843928	-38.25%	0
2007	13.700429	14.321306	4.53%	0
2006	12.825652	13.700429	6.82%	0
2005	11.769884	12.825652	8.97%	0
2004	10.462838	11.769884	12.49%	0
2003	7.993851	10.462838	30.89%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.127609	8.872732	-2.79%	0
2010	9.390532	9.127609	-2.80%	0
2009	9.656987	9.390532	-2.76%	0
2008	9.735239	9.656987	-0.80%	0
2007	9.559098	9.735239	1.84%	0
2006	9.407511	9.559098	1.61%	0
2005	9.426258	9.407511	-0.20%	0
2004	9.619743	9.426258	-2.01%	0
2003	9.835321	9.619743	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.806930	13.139948	2.60%	0
2010	11.914299	12.806930	7.49%	0
2009	9.854736	11.914299	20.90%	0
2008	12.258317	9.854736	-19.61%	0
2007	12.055767	12.258317	1.68%	0
2006	11.829718	12.055767	1.91%	0
2005	11.909897	11.829718	-0.67%	0
2004	11.501450	11.909897	3.55%	0
2003	10.553935	11.501450	8.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.858030	7.803856	-11.90%	0
2010	7.991263	8.858030	10.85%	0
2009	6.024818	7.991263	32.64%	0
2008*	10.000000	6.024818	-39.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.085850	11.485478	-18.46%	0
2010	13.656507	14.085850	3.14%	0
2009	10.821168	13.656507	26.20%	0
2008	20.745991	10.821168	-47.84%	0
2007	20.739088	20.745991	0.03%	0
2006	17.381100	20.739088	19.32%	0
2005	15.956891	17.381100	8.93%	0
2004	13.650576	15.956891	16.90%	0
2003*	10.000000	13.650576	36.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.844581	8.347581	-5.62%	0
2010	7.877347	8.844581	12.28%	0
2009	6.244736	7.877347	26.14%	0
2008*	10.000000	6.244736	-37.55%	0

80

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.317367	9.444264	-8.46%	0
2010*	10.000000	10.317367	3.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.454273	7.717276	-8.72%	0
2010	7.714365	8.454273	9.59%	0
2009	6.229093	7.714365	23.84%	0
2008*	10.000000	6.229093	-37.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.384987	8.736839	-6.91%	0
2010	7.613254	9.384987	23.27%	0
2009	6.161456	7.613254	23.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.314391	8.651068	-7.12%	0
2010	7.576931	9.314391	22.93%	0
2009	6.152116	7.576931	23.16%	0
2008*	10.000000	6.152116	-38.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.778223	9.284300	-5.05%	0
2010	8.408810	9.778223	16.29%	0
2009	6.630696	8.408810	26.82%	0
2008*	10.000000	6.630696	-33.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.900091	7.629523	-3.42%	0
2010	6.478729	7.900091	21.94%	0
2009	5.229333	6.478729	23.89%	0
2008	10.041738	5.229333	-47.92%	0
2007	9.414637	10.041738	6.66%	0
2006	9.384246	9.414637	0.32%	0
2005	8.931073	9.384246	5.07%	0
2004	8.101413	8.931073	10.24%	0
2003	6.207447	8.101413	30.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.175792	11.235337	-7.72%	0
2010	9.893930	12.175792	23.06%	0
2009	8.064801	9.893930	22.68%	0
2008	12.229773	8.064801	-34.06%	0
2007	13.516037	12.229773	-9.52%	0
2006	11.854253	13.516037	14.02%	0
2005	11.831125	11.854253	0.20%	0
2004	10.376786	11.831125	14.02%	0
2003	6.805760	10.376786	52.47%	0

81

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.704719	12.581103	-8.20%	0
2010	11.250488	13.704719	21.81%	0
2009	8.592740	11.250488	30.93%	0
2008	14.303051	8.592740	-39.92%	0
2007	14.410196	14.303051	-0.74%	0
2006	13.231327	14.410196	8.91%	0
2005	12.118555	13.231327	9.18%	0
2004	10.474920	12.118555	15.69%	0
2003	7.641994	10.474920	37.07%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.096005	8.888578	-2.28%	0
2010	8.248436	9.096005	10.28%	0
2009	6.729807	8.248436	22.57%	0
2008	11.847340	6.729807	-43.20%	0
2007	11.268563	11.847340	5.14%	0
2006	10.201905	11.268563	10.46%	0
2005	9.767983	10.201905	4.44%	0
2004	9.156429	9.767983	6.68%	0
2003	7.387404	9.156429	23.95%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.914948	9.229249	3.53%	0
2010	7.045037	8.914948	26.54%	0
2009	5.539956	7.045037	27.17%	0
2008*	10.000000	5.539956	-44.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.112451	9.957657	-1.53%	0
2010	10.157941	10.112451	-0.45%	0
2009	9.756839	10.157941	4.11%	0
2008*	10.000000	9.756839	-2.43%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.220877	11.254156	-14.88%	0
2010	12.789798	13.220877	3.37%	0
2009*	10.000000	12.789798	27.90%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.910210	8.459791	-5.06%	0
2010	7.917841	8.910210	12.53%	0
2009	6.336820	7.917841	24.95%	0
2008	10.347466	6.336820	-38.76%	0
2007	10.888605	10.347466	-4.97%	0
2006	9.664193	10.888605	12.67%	0
2005	9.536734	9.664193	1.34%	0
2004	8.350133	9.536734	14.21%	0
2003	6.535958	8.350133	27.76%	0

82

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.365725	9.130470	-2.51%	0
2010	9.151815	9.365725	2.34%	0
2009	8.308151	9.151815	10.15%	0
2008	9.873439	8.308151	-15.85%	0
2007	9.696717	9.873439	1.82%	0
2006	9.573004	9.696717	1.29%	0
2005	9.707882	9.573004	-1.39%	0
2004	9.910320	9.707882	-2.04%	0
2003*	10.000000	9.910320	-0.90%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.975497	10.555630	-3.83%	0
2010	9.440023	10.975497	16.27%	0
2009	7.911758	9.440023	19.32%	0
2008	13.448917	7.911758	-41.17%	0
2007	13.767669	13.448917	-2.32%	0
2006	13.456536	13.767669	2.31%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.044243	11.346989	-5.79%	0
2010	10.085747	12.044243	19.42%	0
2009	7.895143	10.085747	27.75%	0
2008	13.413996	7.895143	-41.14%	0
2007	12.826024	13.413996	4.58%	0
2006	11.604312	12.826024	10.53%	0
2005	11.171523	11.604312	3.87%	0
2004*	10.000000	11.171523	11.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.078823	17.011913	-10.83%	0
2010	16.924305	19.078823	12.73%	0
2009	12.464026	16.924305	35.79%	0
2008	21.442487	12.464026	-41.87%	0
2007	20.748629	21.442487	3.34%	0
2006	18.136480	20.748629	14.40%	0
2005	16.317670	18.136480	11.15%	0
2004	14.084003	16.317670	15.86%	0
2003*	10.000000	14.084003	40.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.142222	11.715709	-10.85%	0
2010	11.659063	13.142222	12.72%	0
2009	8.581803	11.659063	35.86%	0
2008	14.762294	8.581803	-41.87%	0
2007	14.287084	14.762294	3.33%	0
2006	12.488041	14.287084	14.41%	0
2005	11.238612	12.488041	11.12%	0
2004	9.702830	11.238612	15.83%	0
2003	6.979355	9.702830	39.02%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.670924	2.547515	-4.62%	0
2010	2.395976	2.670924	11.48%	0
2009	1.944708	2.395976	23.20%	0
2008	9.479293	1.944708	-79.48%	0
2007*	10.000000	9.479293	-5.21%	0

83

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.847870	2.703608	-5.07%	0
2010	2.551860	2.847870	11.60%	0
2009	2.094963	2.551860	21.81%	0
2008	10.106755	2.094963	-79.27%	0
2007	10.410109	10.106755	-2.91%	0
2006*	10.000000	10.410109	4.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.239885	8.980389	-2.81%	0
2010	8.187059	9.239885	12.86%	0
2009	6.565778	8.187059	24.69%	0
2008	10.978937	6.565778	-40.20%	0
2007	10.818360	10.978937	1.48%	0
2006	9.675327	10.818360	11.81%	0
2005	9.391908	9.675327	3.02%	0
2004	8.827365	9.391908	6.40%	0
2003	7.166545	8.827365	23.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.193247	8.738607	-4.95%	0
2010	7.663967	9.193247	19.95%	0
2009	5.747137	7.663967	33.35%	0
2008	9.511102	5.747137	-39.57%	0
2007	9.906509	9.511102	-3.99%	0
2006*	10.000000	9.906509	-0.93%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.788949	7.654261	-1.73%	0
2010	6.286480	7.788949	23.90%	0
2009	4.877209	6.286480	28.90%	0
2008	9.852451	4.877209	-50.50%	0
2007	9.534100	9.852451	3.34%	0
2006	9.526496	9.534100	0.08%	0
2005	8.724542	9.526496	9.19%	0
2004	7.493747	8.724542	16.42%	0
2003	6.138481	7.493747	22.08%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.439096	12.055517	5.39%	0
2010	10.760148	11.439096	6.31%	0
2009*	10.000000	10.760148	7.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.081664	10.880780	-1.81%	0
2010	10.838809	11.081664	2.24%	0
2009*	10.000000	10.838809	8.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.438042	11.200190	7.30%	0
2010*	10.000000	10.438042	4.38%	0

84

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.230911	10.506918	2.70%	0
2010	9.823676	10.230911	4.15%	0
2009	9.217569	9.823676	6.58%	0
2008	10.560867	9.217569	-12.72%	0
2007	10.304780	10.560867	2.49%	0
2006*	10.000000	10.304780	3.05%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.704699	21.541984	4.04%	0
2010	19.409428	20.704699	6.67%	0
2009	15.335483	19.409428	26.57%	0
2008	18.556578	15.335483	-17.36%	0
2007	17.923217	18.556578	3.53%	0
2006	16.639741	17.923217	7.71%	0
2005	15.249442	16.639741	9.12%	0
2004	14.254376	15.249442	6.98%	0
2003	11.468918	14.254376	24.29%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.530198	24.203432	-27.82%	0
2010	27.195437	33.530198	23.29%	0
2009	13.124124	27.195437	107.22%	0
2008	38.341062	13.124124	-65.77%	0
2007	28.667512	38.341062	33.74%	0
2006	21.141424	28.667512	35.60%	0
2005	16.476343	21.141424	28.31%	0
2004	13.464658	16.476343	22.37%	0
2003	8.983679	13.464658	49.88%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	35.174908	28.566428	-18.79%	0
2010	28.000916	35.174908	25.62%	0
2009	18.286568	28.000916	53.12%	0
2008	34.923264	18.286568	-47.64%	0
2007	24.721668	34.923264	41.27%	0
2006	20.428335	24.721668	21.02%	0
2005	13.855153	20.428335	47.44%	0
2004	11.474015	13.855153	20.75%	0
2003	8.152874	11.474015	40.74%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.962720	14.803292	-7.26%	0
2010	12.953957	15.962720	23.23%	0
2009*	10.000000	12.953957	29.54%	0

85

Appendix B: Condensed Financial Information (Waddell & Reed)

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.20%) and contracts with all optional benefits available on December 31, 2011 (the maximum Variable Account charge of 2.80%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, please contact the Service Center to request the Statement of Additional Information.

No Additional Contract Options Elected - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.445457	21.495425	-8.32%	146,138
2010	21.835756	23.445457	7.37%	110,117
2009	17.674192	21.835756	23.55%	73,910
2008	24.107427	17.674192	-26.69%	3,340
2007	16.932234	24.107427	42.38%	3,269
2006	14.263441	16.932234	18.71%	1,604
2005	11.616363	14.263441	22.79%	202
2004	10.377361	11.616363	11.94%	157
2003	9.422201	10.377361	10.14%	99
2002	9.233503	9.422201	2.04%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.101184	14.393951	2.08%	106
2010	12.187343	14.101184	15.70%	180
2009	10.894499	12.187343	11.87%	270
2008	13.957586	10.894499	-21.95%	117
2007	12.429399	13.957586	12.29%	147
2006	11.311806	12.429399	9.88%	413
2005	10.902171	11.311806	3.76%	101
2004	10.129507	10.902171	7.63%	101
2003	8.608933	10.129507	17.66%	101
2002	9.514063	8.608933	-9.51%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.657750	15.540629	6.02%	306
2010	13.990719	14.657750	4.77%	1,900
2009	13.214006	13.990719	5.88%	1,832
2008	13.332908	13.214006	-0.89%	1,832
2007	12.771687	13.332908	4.39%	1,614
2006	12.400171	12.771687	3.00%	762
2005	12.350979	12.400171	0.40%	135
2004	12.034015	12.350979	2.63%	91
2003	11.690957	12.034015	2.93%	42
2002	10.858121	11.690957	7.67%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.035256	11.084368	0.45%	20
2010	9.238765	11.035256	19.45%	2,163
2009	7.539773	9.238765	22.53%	2,504
2008	11.699359	7.539773	-35.55%	1,918
2007	10.385371	11.699359	12.65%	2,019
2006	8.984926	10.385371	15.59%	1,965
2005	8.342395	8.984926	7.70%	145
2004	7.706275	8.342395	8.25%	81
2003	6.651356	7.706275	15.86%	0
2002	8.590536	6.651356	-22.57%	0

86

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.616581	12.822563	-5.83%	254
2010	11.842989	13.616581	14.98%	1,630
2009	10.168397	11.842989	16.47%	1,630
2008	16.059891	10.168397	-36.68%	1,630
2007	13.927831	16.059891	15.31%	1,376
2006	12.161212	13.927831	14.53%	628
2005	10.889524	12.161212	11.68%	0
2004*	10.000000	10.889524	8.90%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.295281	11.044965	-10.17%	0
2010	10.204060	12.295281	20.49%	0
2009	7.351862	10.204060	38.80%	0
2008	13.817893	7.351862	-46.79%	0
2007	9.244437	13.817893	49.47%	0
2006*	10.000000	9.244437	-7.56%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.862979	-1.37%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.294435	12.646540	-22.39%	91
2010	14.088146	16.294435	15.66%	91
2009	8.211874	14.088146	71.56%	91
2008	21.567268	8.211874	-61.92%	91
2007	15.212637	21.567268	41.77%	0
2006	12.269102	15.212637	23.99%	0
2005*	10.000000	12.269102	22.69%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.302143	10.394903	0.90%	240
2010	9.262002	10.302143	11.23%	240
2009	7.377185	9.262002	25.55%	240
2008	11.447833	11.717152	21.44%	62
2007	9.426908	11.447833	21.44%	62
2006	9.083547	9.426908	3.78%	160
2005	8.265413	9.083547	9.90%	349
2004	8.097972	8.265413	2.07%	218
2003	6.660519	8.097972	21.58%	62
2002	8.565867	6.660519	-22.24%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.399657	20.175574	4.00%	0
2010	17.095068	19.399657	13.48%	0
2009	11.817089	17.095068	44.66%	0
2008	15.298564	11.817089	-22.76%	1,462
2007	14.909699	15.298564	2.61%	1,462
2006	13.685516	14.909699	8.95%	31
2005	13.507495	13.685516	1.32%	88
2004	12.444145	13.507495	8.54%	47
2003	10.519093	12.444145	18.30%	0
2002	10.866781	10.519093	-3.20%	0

87

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.845652	13.481959	-14.92%	0
2010	14.056891	15.845652	12.73%	1,162
2009	10.387686	14.056891	35.32%	1,162
2008	18.209601	10.387686	-42.95%	1,162
2007	16.774794	18.209601	8.55%	1,162
2006	13.098654	16.774794	28.07%	535
2005	11.926028	13.098654	9.83%	0
2004*	10.000000	11.926028	19.26%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.738553	10.748764	-8.43%	12
2010	10.350505	11.738553	13.41%	190
2009	8.256069	10.350505	25.37%	404
2008	14.444150	8.256069	-42.84%	37
2007	12.053681	14.444150	19.83%	101
2006	10.083529	12.053681	19.54%	680
2005	8.762162	10.083529	15.08%	0
2004	7.779518	8.762162	12.63%	0
2003	6.304344	7.779518	23.40%	0
2002	7.796236	6.304344	-19.14%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.132959	1.33%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.547749	14.284267	-8.13%	0
2010	11.171963	15.547749	39.17%	0
2009	8.003237	11.171963	39.59%	0
2008	15.588775	8.003237	-48.66%	0
2007	14.817761	15.588775	5.20%	0
2006	13.358941	14.817761	10.92%	0
2005	11.186397	13.358941	19.42%	0
2004*	10.000000	11.186397	11.86%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.064261	15.783008	-1.75%	0
2010	12.359027	16.064261	29.98%	0
2009	8.529179	12.359027	44.90%	0
2008	13.537212	8.529179	-36.99%	0
2007	12.167455	13.537212	11.26%	0
2006	11.344145	12.167455	7.26%	0
2005*	10.000000	11.344145	13.44%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.902264	10.773953	-1.18%	262
2010	11.026382	10.902264	-1.13%	262
2009	11.047768	11.026382	-0.19%	262
2008	10.942913	11.047768	0.96%	262
2007	10.587809	10.942913	3.35%	0
2006	10.272515	10.587809	3.07%	0
2005	10.144352	10.272515	1.26%	0
2004	10.196865	10.144352	-0.51%	0
2003	10.267819	10.196865	-0.69%	0
2002	10.275484	10.267819	-0.07%	0

88

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.162571	14.693830	3.75%	6
2010	11.154422	14.162571	26.97%	90
2009	9.132678	11.154422	22.14%	191
2008	14.451912	9.132678	-36.81%	14
2007	17.428504	14.451912	-17.08%	35
2006	13.559914	17.428504	28.53%	237
2005	12.382955	13.559914	9.50%	0
2004*	10.000000	12.382955	23.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.723734	13.708353	-6.90%	42
2010	13.216844	14.723734	11.40%	208
2009	9.300091	13.216844	42.12%	407
2008	14.238658	9.300091	-34.68%	74
2007	11.588637	14.238658	22.87%	151
2006	10.873008	11.588637	6.58%	923
2005	9.386064	10.873008	15.84%	293
2004	8.172078	9.386064	14.86%	182
2003	6.340194	8.172078	28.89%	30
2002	8.442316	6.340194	-24.90%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.111435	13.347348	-11.67%	31
2010	11.870403	15.111435	27.30%	124
2009	8.918006	11.870403	33.11%	236
2008	14.840515	8.918006	-39.91%	44
2007	13.233103	14.840515	12.15%	77
2006	12.749111	13.233103	3.80%	447
2005	11.430870	12.749111	11.53%	238
2004	10.122782	11.430870	12.92%	147
2003	7.546353	10.122782	34.14%	25
2002	9.766240	7.546353	-22.73%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.718680	12.682597	-13.83%	168
2010	11.784563	14.718680	24.90%	248
2009	9.235729	11.784563	27.60%	343
2008	12.655021	9.235729	-27.02%	179
2007	13.361412	12.655021	-5.29%	46
2006	11.573723	13.361412	15.45%	310
2005	11.247156	11.573723	2.90%	0
2004*	10.000000	11.247156	12.47%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.074640	12.888532	-8.43%	96
2010	12.000501	14.074640	17.28%	96
2009	9.591048	12.000501	25.12%	96
2008	14.667394	9.591048	-34.61%	96
2007	14.570214	14.667394	0.67%	96
2006	12.616841	14.570214	15.48%	96
2005	12.228753	12.616841	3.17%	96
2004	10.790735	12.228753	13.33%	96
2003	8.729604	10.790735	23.61%	97

89

Maximum Additional Contract Options Elected - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.760351	18.725865	-9.80%	0
2010	19.652954	20.760351	5.63%	0
2009	16.168989	19.652954	21.55%	0
2008	22.417819	16.168989	-27.87%	0
2007	16.005782	22.417819	40.06%	0
2006	13.704227	16.005782	16.79%	0
2005	11.343944	13.704227	20.81%	0
2004	10.300721	11.343944	10.13%	0
2003	9.506527	10.300721	8.35%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.032915	12.084311	0.43%	0
2010	10.570796	12.032915	13.83%	0
2009	9.604960	10.570796	10.06%	0
2008	12.508307	9.604960	-23.21%	0
2007	11.323087	12.508307	10.47%	0
2006	10.474097	11.323087	8.11%	0
2005	10.260460	10.474097	2.08%	0
2004	9.690154	10.260460	5.89%	0
2003	8.370998	9.690154	15.76%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.040709	12.559860	4.31%	0
2010	11.681880	12.040709	3.07%	0
2009	11.214898	11.681880	4.16%	0
2008	11.502043	11.214898	-2.50%	0
2007	11.200188	11.502043	2.70%	0
2006	11.052868	11.200188	1.33%	0
2005	11.189734	11.052868	-1.22%	0
2004	11.082030	11.189734	0.97%	0
2003	10.943352	11.082030	1.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.928474	9.811496	-1.18%	0
2010	8.448798	9.928474	17.51%	0
2009	7.008546	8.448798	20.55%	0
2008	11.054510	7.008546	-36.60%	0
2007	9.975291	11.054510	10.82%	0
2006	8.771760	9.975291	13.72%	0
2005	8.278115	8.771760	5.96%	0
2004	7.772745	8.278115	6.50%	0
2003	6.819099	7.772745	13.98%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.213336	11.315218	-7.35%	0
2010	10.797206	12.213336	13.12%	0
2009	9.423117	10.797206	14.58%	0
2008	15.128349	9.423117	-37.71%	0
2007	13.337066	15.128349	13.43%	0
2006	11.836465	13.337066	12.68%	0
2005	10.772620	11.836465	9.88%	0
2004*	10.000000	10.772620	7.73%	0

90

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.392391	10.068369	-11.62%	0
2010	9.610222	11.392391	18.54%	0
2009	7.038022	9.610222	36.55%	0
2008	13.446447	7.038022	-47.66%	0
2007	9.144739	13.446447	47.04%	0
2006*	10.000000	9.144739	-8.55%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.756787	-2.43%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.874127	11.357378	-23.64%	0
2010	13.071587	14.874127	13.79%	0
2009	7.744754	13.071587	68.78%	0
2008	20.676931	7.744754	-62.54%	0
2007	14.825960	20.676931	39.46%	0
2006	12.153472	14.825960	21.99%	0
2005*	10.000000	12.153472	21.53%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.408117	9.339422	-0.73%	0
2010	8.597336	9.408117	9.43%	0
2009	6.960452	8.597336	23.52%	0
2008	10.979339	11.237671	19.46%	0
2007	9.190708	10.979339	19.46%	0
2006	9.001334	9.190708	2.10%	0
2005	8.325002	9.001334	8.12%	0
2004	8.290621	8.325002	0.41%	0
2003	6.931091	8.290621	19.61%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.546743	15.907452	2.32%	0
2010	13.925222	15.546743	11.64%	0
2009	9.784136	13.925222	42.32%	0
2008	12.875368	9.784136	-24.01%	0
2007	12.755755	12.875368	0.94%	0
2006	11.900546	12.755755	7.19%	0
2005	11.938557	11.900546	-0.32%	0
2004	11.179707	11.938557	6.79%	0
2003	9.605697	11.179707	16.39%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.212861	11.897000	-16.29%	0
2010	12.815641	14.212861	10.90%	0
2009	9.626346	12.815641	33.13%	0
2008	17.153451	9.626346	-43.88%	0
2007	16.063325	17.153451	6.79%	0
2006	12.748863	16.063325	26.00%	0
2005	11.798026	12.748863	8.06%	0
2004*	10.000000	11.798026	17.98%	0

91

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.723001	9.660011	-9.91%	0
2010	9.610451	10.723001	11.58%	0
2009	7.791929	9.610451	23.34%	0
2008	13.857069	7.791929	-43.77%	0
2007	11.755038	13.857069	17.88%	0
2006	9.995073	11.755038	17.61%	0
2005	8.827805	9.995073	13.22%	0
2004	7.966760	8.827805	10.81%	0
2003	6.562269	7.966760	21.40%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.023879	0.24%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.945237	12.604701	-9.61%	0
2010	10.185138	13.945237	36.92%	0
2009	7.416376	10.185138	37.33%	0
2008	14.684333	7.416376	-49.49%	0
2007	14.189117	14.684333	3.49%	0
2006	13.002256	14.189117	9.13%	0
2005	11.066232	13.002256	17.49%	0
2004*	10.000000	11.066232	10.66%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.664542	14.174905	-3.34%	0
2010	11.467602	14.664542	27.88%	0
2009	8.044204	11.467602	42.56%	0
2008	12.978190	8.044204	-38.02%	0
2007	11.858028	12.978190	9.45%	0
2006	11.237173	11.858028	5.53%	0
2005*	10.000000	11.237173	12.37%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.160439	8.906424	-2.77%	0
2010	9.417230	9.160439	-2.73%	0
2009	9.590812	9.417230	-1.81%	0
2008	9.656159	9.590812	-0.68%	0
2007	9.497453	9.656159	1.67%	0
2006	9.365891	9.497453	1.40%	0
2005	9.400865	9.365891	-37.00%	0
2004	9.605078	9.400865	-2.13%	0
2003	9.831120	9.605078	-2.30%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.754096	13.018733	2.07%	0
2010	10.210136	12.754096	24.92%	0
2009	8.497343	10.210136	20.16%	0
2008	13.669019	8.497343	-37.84%	0
2007	16.757405	13.669019	-18.43%	0
2006	13.251580	16.757405	26.46%	0
2005	12.299980	13.251580	7.74%	0
2004*	10.000000	12.299980	23.00%	0

92

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.346713	13.141340	-8.40%	0
2010	13.090188	14.346713	9.60%	0
2009	9.362521	13.090188	39.81%	0
2008	14.570724	9.362521	-35.74%	0
2007	12.055072	14.570724	20.87%	0
2006	11.496340	12.055072	4.86%	0
2005	10.086950	11.496340	13.97%	0
2004	8.926830	10.086950	13.00%	0
2003	7.039641	8.926830	26.81%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.037331	11.329111	-13.10%	0
2010	10.409485	13.037331	25.24%	0
2009	7.949149	10.409485	30.95%	0
2008	13.446624	7.949149	-40.88%	0
2007	12.188637	13.446624	10.32%	0
2006	11.935708	12.188637	2.12%	0
2005	10.877102	11.935708	9.73%	0
2004	9.790918	10.877102	11.09%	0
2003	7.418922	9.790918	31.97%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.201648	11.191394	-15.23%	0
2010	10.743728	13.201648	22.88%	0
2009	8.558615	10.743728	25.53%	0
2008	11.920731	8.558615	-28.20%	0
2007	12.794570	11.920731	-6.83%	0
2006	11.264615	12.794570	13.58%	0
2005	11.126396	11.264615	1.24%	0
2004*	10.000000	11.126396	11.26%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.019229	10.828361	-9.91%	0
2010	10.416479	12.019229	15.39%	0
2009	8.462112	10.416479	23.10%	0
2008	13.154524	8.462112	-35.67%	0
2007	13.283672	13.154524	-0.97%	0
2006	11.691521	13.283672	13.62%	0
2005	11.517861	11.691521	1.51%	0
2004	10.330666	11.517861	11.49%	0
2003	8.494827	10.330666	21.61%	0

93

Appendix C: Contract Types and Tax Information

Type s of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified Contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans , Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value .

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or other eligible retirement plan; however, the amount rolled over from the individual retirement plan or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or to another eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

94

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value .  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another.  Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with

95

other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the Contract Owner and/or Annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs and SEP IRAs

Distributions from IRAs and SEP IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity were non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" satisfies the 5-year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the Contract Owner attains age 59½;

•	it is made to a beneficiary (or the Contract Owner's estate) on or after the death of the Contract Owner;

•	it is attributable to the Contract Owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the Contract Owner's gross income as ordinary income in the year that it is distributed to the Contract Owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the Annuitization Date is excludable from income based on a formula established pursuant to the Code.  The formula

96

excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the contract exceeds the Contract Owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution .  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the Contract Owner and the Annuitant are not the same individual.

With respect to annuity distributions on or after the Annuitization Date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the Contract Owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the Annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the Annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

Commencing after December 31, 2010, the Code provides that if only a portion of a nonqualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract.  This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized.  The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not.  All other benefits under the contract (e.g., death benefit) would also be reduced pro rata.  For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitization date , all annuity contracts issued after October 21, 1988 by the same company to the same Contract Owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the Annuitization Date are treated first as the nontaxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a Contract Owner's death;

•	the result of a Contract Owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the Contract Owner or the joint lives (or joint life expectancies) of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the annuity payment option selected by the Contract Owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the Contract Owner dies before the contract is completely distributed, the balance will be included in the Contract Owner's gross estate for tax purposes.

97

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the Contract Owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the Annuitant dies before the contract is completely distributed, the balance may be included in the Annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the Annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June 2011 the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.  See also, Non-Qualified Contracts - Natural Persons as Contract Owners , above.

Additional Medicare Tax

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts, and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of: (a) the taxpayer’s net investment income; and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of: (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply); (ii) other gross income derived from any business to which the tax applies; and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply; less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law.  Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor.  To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

98

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the Contract Owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or individual retirement plan; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit Contract Owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a Contract Owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one Contract Owner to another; or

•	a distribution to someone other than a Contract Owner.

Upon the Contract Owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the Contract Owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the Contract Owner).

If the Contract Owner is not an individual, then for this purpose only, "Contract Owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

99

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a "toll charge" is paid to the Internal Revenue Service.

The amount of the "toll charge" will be the amount of tax that would have been paid by the Contract Owner if the income, for the period the contract was not diversified, had been received by the Contract Owner.

If the violation is not corrected, the Contract Owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an individual or other entity that the Contract Owner designates to receive death proceeds upon the Contract Owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from non-qualified contracts after the death of the Contract Owner.  A designated beneficiary is a natural person who is designated by the Contract Owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the Contract Owner are paid to the beneficiary or beneficiaries stipulated by the Contract Owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the Contract Owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the Contract Owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0.

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a Contract Owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any Contract Owner dies on or after the Annuitization Date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the Contract Owner's death.

(2)
If any Contract Owner dies before the Annuitization Date, then the entire interest in the contract (consisting of either the death benefit or the Contract Value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the Contract Owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the Contract Owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased Contract Owner, the spouse can choose to become the Contract Owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the Contract Owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the Annuitant will be treated as the death of a Contract Owner;

(b)	any change of Annuitant will be treated as the death of a Contract Owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the Contract Owner or the joint lives of the Contract Owner and the Contract Owner's designated beneficiary; or

100

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the Contract Owner and a person 10 years younger than the Contract Owner.  If the designated beneficiary is the spouse of the Contract Owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the Contract Owner and the Contract Owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the Contract Owner.

For IRAs and SEP IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA or SEP IRA of the Contract Owner.

If the Contract Owner's entire interest in a Tax Sheltered Annuity, IRA or SEP IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the Contract Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the Contract Value.

If the Contract Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA or SEP IRA) or before the entire Contract Value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31st of the 5th year following the Contract Owner's death.

If the Contract Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA or SEP IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the Contract Owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Contract Owner's death.  For calendar years after the death of the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the Contract Owner's surviving spouse, the applicable distribution period is the greater of (a) the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Contract Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the Contract Owner's remaining life expectancy using the Contract Owner's birthday in the calendar year of the Contract Owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRA and SEP IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA or SEP IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs or SEP IRAs.

101

Distributions from Roth IRAs may be either taxable or non-taxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

102

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

Individual Modified Single Premium Deferred Variable Annuity Contracts

Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2012 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 , or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 154 .7 billion as of December 31, 2011 .

Services

Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of contract issued to each Contract Owner and records with respect to the Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the daily net assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2011 , 2010 and 2009 , no underwriting commissions have been paid by Nationwide to NISC.

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202.  No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account Charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information (BOA)

The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 2011 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit Values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

The following underlying mutual funds were added to the Variable Account effective May 1, 2012 , therefore, no Condensed Financial Information is available:

Invesco
•	Invesco Van Kampen V.I. American Franchise Fund: Series II
•	Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
Van Eck VIP Trust
•	Global Hard Assets Fund: Service Class

No Additional Contract Options Elected - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.937267	9.874545	-9.72%	20,574
2010	8.744818	10.937267	25.07%	64,566
2009	6.204371	8.744818	40.95%	41,149
2008*	10.000000	6.204371	-37.96%	41,999
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.826176	14.161086	10.41%	740,564
2010	12.349734	12.826176	3.86%	674,489
2009	11.341243	12.349734	8.89%	691,028
2008	11.664298	11.341243	-2.77%	648,504
2007	10.782991	11.664298	8.17%	617,795
2006	10.743070	10.782991	0.37%	620,296
2005	10.705893	10.743070	0.35%	1,006,447
2004	10.240855	10.705893	4.54%	936,508
2003*	10.000000	10.240855	2.41%	243,075
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.228101	13.476424	1.88%	225,097
2010	11.729347	13.228101	12.78%	249,304
2009	10.052611	11.729347	16.68%	329,607
2008	15.554749	10.052611	-35.37%	410,167
2007	15.755326	15.554749	-1.27%	523,547
2006	13.618988	15.755326	15.69%	676,341
2005	13.173845	13.618988	3.38%	796,076
2004	11.800602	13.173845	11.64%	964,548
2003	9.233496	11.800602	27.80%	1,046,056
2002	11.591056	9.233496	-20.34%	1,224,719
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.074087	11.846752	-1.88%	138,863
2010	10.247605	12.074087	17.82%	152,033
2009	7.981902	10.247605	28.39%	215,961
2008	10.679075	7.981902	-25.26%	187,451
2007	11.064576	10.679075	-3.48%	140,010
2006*	10.000000	11.064576	10.65%	65,234
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.100288	12.472250	-4.79%	534,371
2010	12.080182	13.100288	8.44%	353,567
2009*	10.000000	12.080182	20.80%	230,448

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.377498	15.278847	-0.64%	133,232
2010	12.369464	15.377498	24.32%	127,096
2009	10.013642	12.369464	23.53%	129,925
2008	14.670723	10.013642	-31.74%	251,070
2007	14.947780	14.670723	-1.85%	192,467
2006	13.223234	14.947780	13.04%	246,690
2005	12.480627	13.223234	5.95%	272,374
2004	10.364013	12.480627	20.42%	388,384
2003	7.613403	10.364013	36.13%	373,575
2002*	10.000000	7.613403	-23.87%	78,616
Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.550728	11.515259	-0.31%	83,358
2010	10.182340	11.550728	13.44%	93,249
2009	7.705099	10.182340	32.15%	103,891
2008	11.892933	7.705099	-35.21%	127,095
2007	11.168633	11.892933	6.49%	179,811
2006	10.351504	11.168633	7.89%	228,859
2005	10.111287	10.351504	2.38%	299,218
2004	9.635655	10.111287	4.94%	479,568
2003	7.739942	9.635655	24.49%	517,520
2002	11.025487	7.739942	-29.80%	597,585
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.156042	13.242551	0.66%	1,975,637
2010	11.595206	13.156042	13.46%	2,215,924
2009	9.289668	11.595206	24.82%	2,248,660
2008	14.958510	9.289668	-37.90%	2,565,023
2007	14.385200	14.958510	3.99%	3,073,234
2006	12.605780	14.385200	14.12%	3,437,429
2005	12.186711	12.605780	3.44%	3,986,409
2004	11.148445	12.186711	9.31%	4,780,486
2003	8.790442	11.148445	26.82%	5,185,679
2002	11.460136	8.790442	-23.30%	5,523,412
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.580318	15.703984	7.71%	331,737
2010	12.797113	14.580318	13.93%	272,659
2009	10.568422	12.797113	21.09%	282,514
2008	15.183971	10.568422	-30.40%	341,135
2007	14.346155	15.183971	5.84%	321,599
2006	12.465876	14.346155	15.08%	454,697
2005	12.087664	12.465876	3.13%	577,065
2004	11.646776	12.087664	3.79%	707,308
2003	9.728623	11.646776	19.72%	906,739
2002	11.823034	9.728623	-17.71%	767,694
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.329532	16.500735	1.05%	567,062
2010	15.232405	16.329532	7.20%	686,775
2009	12.801405	15.232405	18.99%	810,910
2008	13.975403	12.801405	-8.40%	999,169
2007	13.423384	13.975403	4.11%	1,148,323
2006	13.044103	13.423384	2.91%	1,339,470
2005	13.033001	13.044103	0.09%	1,880,752
2004	12.730457	13.033001	2.38%	2,165,089
2003	12.313044	12.730457	3.39%	2,970,535
2002	11.401464	12.313040	8.00%	3,228,418

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.419590	11.250785	-1.48%	179,733
2010	10.252378	11.419590	11.38%	98,268
2009	8.358168	10.252378	22.66%	69,888
2008	11.291189	8.358168	-25.98%	85,647
2007	10.519576	11.291189	7.34%	26,270
2006*	10.000000	10.519576	5.20%	8,455
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.978165	10.724695	-2.31%	42,736
2010	9.702572	10.978165	13.15%	30,486
2009	7.625956	9.702572	27.23%	18,789
2008	11.471058	7.625956	-33.52%	13,124
2007	10.539579	11.471058	8.84%	59,957
2006*	10.000000	10.539579	5.40%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.561122	10.153311	-3.86%	6,931
2010	9.214958	10.561122	14.61%	5,848
2009	7.097840	9.214958	29.83%	4,391
2008	11.601646	7.097840	-38.82%	8,069
2007	10.559747	11.601646	9.87%	12,684
2006*	10.000000	10.559747	5.60%	3,229
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.439308	9.777986	-6.33%	175,140
2010	8.867305	10.439308	17.73%	225,740
2009	6.081720	8.867305	45.80%	280,753
2008	13.500848	6.081720	-54.95%	218,128
2007	9.383035	13.500848	43.89%	277,389
2006*	10.000000	9.383035	-6.17%	62,767
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.886926	14.834974	-0.35%	903,911
2010	13.092259	14.886926	13.71%	1,114,441
2009	10.190835	13.092259	28.47%	1,307,220
2008	18.002932	10.190835	-43.39%	1,579,722
2007	17.968073	18.002932	0.19%	2,065,849
2006	15.144659	17.968073	18.64%	2,600,880
2005	14.493567	15.144659	4.49%	3,129,168
2004	13.170455	14.493567	10.05%	3,750,760
2003	10.236736	13.170455	28.66%	4,198,863
2002	12.483021	10.236736	-17.99%	3,759,981
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.993343	12.855879	-1.06%	736,310
2010	10.600829	12.993343	22.57%	824,683
2009	8.372807	10.600829	26.61%	987,979
2008	16.060924	8.372807	-47.87%	1,232,076
2007	12.813873	16.060924	25.34%	1,563,356
2006	12.151083	12.813873	5.45%	1,749,896
2005	11.638000	12.151083	4.41%	2,222,758
2004	11.407069	11.638000	2.02%	2,985,658
2003	8.695091	11.407069	31.19%	3,893,831
2002	12.608518	8.695091	-31.04%	4,193,087

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.676299	14.043042	2.68%	236,911
2010	12.165048	13.676299	12.42%	291,939
2009	8.563916	12.165048	42.05%	373,506
2008	11.567096	8.563916	-25.96%	432,182
2007	11.405362	11.567096	1.42%	607,521
2006	10.382924	11.405362	9.85%	1,486,098
2005	10.250064	10.382924	1.30%	2,014,138
2004	9.477262	10.250064	8.15%	2,623,468
2003	7.554754	9.477262	25.45%	4,691,548
2002	7.379494	7.554754	2.37%	2,584,236
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.607104	11.926319	2.75%	2,437,175
2010	10.335924	11.607104	12.30%	2,499,693
2009	7.268321	10.335924	42.21%	498,535
2008	9.806038	7.268321	-25.88%	524,743
2007*	10.000000	9.806038	-1.94%	222,668
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.979067	13.748136	5.93%	647,717
2010	12.199820	12.979067	6.39%	726,082
2009	10.674834	12.199820	14.29%	818,555
2008	11.178437	10.674834	-4.51%	519,198
2007	10.857668	11.178437	2.95%	350,720
2006	10.536126	10.857668	3.05%	315,622
2005	10.446445	10.536126	0.86%	277,105
2004	10.135570	10.446445	3.07%	260,114
2003*	10.000000	10.135570	1.36%	127,064
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.830540	10.436160	-11.79%	304,599
2010	9.303679	11.830540	27.16%	322,728
2009	6.725459	9.303679	38.34%	284,251
2008	11.253265	6.725459	-40.24%	262,245
2007	9.863182	11.253265	14.09%	327,147
2006*	10.000000	9.863182	-1.37%	249,682
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.132512	12.375401	-18.22%	136,945
2010	13.555045	15.132512	11.64%	153,129
2009	10.850910	13.555045	24.92%	179,400
2008	19.565247	10.850910	-44.54%	207,920
2007	16.896770	19.565247	15.79%	255,347
2006	14.499246	16.896770	16.54%	295,835
2005	12.334722	14.499246	17.55%	364,353
2004	11.000744	12.334722	12.13%	414,556
2003	7.775040	11.000744	41.49%	502,898
2002	9.879361	7.775040	-21.30%	658,946

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.062151	12.306785	-18.29%	157,934
2010	13.489945	15.062151	11.65%	208,501
2009	10.794322	13.489945	24.97%	282,336
2008	19.467718	10.794322	-44.55%	339,682
2007	16.809880	19.467718	15.81%	427,602
2006	14.424335	16.809880	16.54%	483,381
2005	12.275838	14.424335	17.50%	630,854
2004	10.947388	12.275838	12.13%	685,014
2003	7.734738	10.947388	41.54%	553,471
2002*	10.000000	7.734738	-22.65%	267,256
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.875465	13.396840	-9.94%	33,124
2010	11.906264	14.875465	24.94%	40,781
2009	7.656370	11.906264	55.51%	54,009
2008	15.872344	7.656370	-51.76%	51,592
2007	15.214228	15.872344	4.33%	90,482
2006	13.252038	15.214228	14.81%	117,172
2005	13.078442	13.252038	1.33%	237,304
2004	11.612918	13.078442	12.62%	222,842
2003	7.448995	11.612918	55.90%	354,501
2002*	10.000000	7.448995	-25.51%	104,063
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.821730	11.958652	1.16%	658,472
2010	10.619457	11.821730	11.32%	668,605
2009	7.926819	10.619457	33.97%	533,630
2008	11.405666	7.926819	-30.50%	599,687
2007	11.126930	11.405666	2.51%	682,436
2006*	10.000000	11.126930	11.27%	379,194
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.486815	9.971622	-4.91%	102,556
2010	8.277889	10.486815	26.68%	149,004
2009	6.487052	8.277889	27.61%	154,238
2008	9.802409	6.487052	-33.82%	245,245
2007	10.164026	9.802409	-3.56%	140,280
2006*	10.000000	10.164026	1.64%	123,976
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.255758	9.003906	-2.72%	10,311
2010	8.496860	9.255758	8.93%	30,871
2009	6.602655	8.496860	28.69%	6,713
2008*	10.000000	6.602655	-33.97%	30,465
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.570352	10.450052	-16.87%	69,802
2010	10.826778	12.570352	16.10%	151,576
2009	6.347673	10.826778	70.56%	99,801
2008	13.575240	6.347673	-53.24%	72,523
2007	10.676971	13.575240	27.15%	109,119
2006*	10.000000	10.676971	6.77%	58,096

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.595408	9.350565	-11.75%	54,357
2010	9.892389	10.595408	7.11%	48,099
2009	7.297905	9.892389	35.55%	66,494
2008	12.392141	7.297905	-41.11%	104,479
2007	10.865204	12.392141	14.05%	100,081
2006*	10.000000	10.865204	8.65%	11,057
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.949762	15.628002	-2.02%	502,972
2010	14.113920	15.949762	13.01%	421,449
2009	12.036200	14.113920	17.26%	399,267
2008	11.470459	12.036200	4.93%	335,052
2007	10.456863	11.470459	9.69%	307,898
2006*	10.000000	10.456863	4.57%	126,814
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.445457	21.495425	-8.32%	146,138
2010	21.835756	23.445457	7.37%	110,117
2009	17.674192	21.835756	23.55%	73,910
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.776182	8.988590	-8.06%	430,134
2010	9.292757	9.776182	5.20%	644,835
2009	6.441522	9.292757	44.26%	782,979
2008	11.707458	6.441522	-44.98%	868,601
2007	8.673028	11.707458	34.99%	875,530
2006	8.044709	8.673028	7.81%	954,051
2005	7.233815	8.044709	11.21%	1,249,001
2004	6.206483	7.233815	16.55%	1,553,666
2003	5.224689	6.206483	18.79%	1,959,393
2002	6.290120	5.224689	-16.94%	2,427,101
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.036169	4.545048	-9.75%	128,883
2010	4.097605	5.036169	22.91%	141,750
2009	2.643381	4.097605	55.01%	253,456
2008	4.775364	2.643381	-44.65%	287,640
2007	3.971844	4.775364	20.23%	348,257
2006	3.728118	3.971844	6.54%	436,999
2005	3.382577	3.728118	10.22%	559,788
2004	3.404379	3.382577	-0.64%	736,437
2003	2.352398	3.404379	44.72%	981,046
2002	4.030994	2.352398	-41.64%	1,284,653
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.432478	11.653771	-33.15%	273,321
2010	14.113259	17.432478	23.52%	319,689
2009	7.977040	14.113259	76.92%	383,247
2008	16.901767	7.977040	-52.80%	429,222
2007	13.363752	16.901767	26.47%	595,755
2006	9.224320	13.363752	44.88%	760,515
2005	7.075935	9.224320	30.36%	935,163
2004	6.034263	7.075935	17.26%	1,112,031
2003	4.539769	6.034263	32.92%	1,464,289
2002	6.189198	4.539769	-26.65%	1,958,619

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.473302	14.608992	0.94%	74,140
2010	11.865912	14.473302	21.97%	105,570
2009	9.479322	11.865912	25.18%	103,134
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.396378	10.223967	-1.66%	344,828
2010	9.461369	10.396378	9.88%	385,350
2009	7.820481	9.461369	20.98%	434,295
2008	11.769084	7.820481	-33.55%	440,579
2007	11.072036	11.769084	6.30%	329,513
2006*	10.000000	11.072036	10.72%	260,416
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.756923	10.439213	-2.95%	38,505
2010*	10.000000	10.756923	7.57%	3,212
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.964907	7.815169	-1.88%	106,581
2010	6.760382	7.964907	17.82%	112,190
2009	5.126544	6.760382	31.87%	90,456
2008	8.465669	5.126544	-39.44%	89,488
2007	7.168076	8.465669	18.10%	132,531
2006	6.833425	7.168076	4.90%	148,574
2005	6.494037	6.833425	5.23%	194,065
2004	6.077202	6.494037	6.86%	239,555
2003	4.633836	6.077202	31.15%	318,595
2002	6.580071	4.633836	-29.58%	423,119
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.972200	13.894150	-0.56%	715,566
2010	12.463678	13.972200	12.10%	889,671
2009*	10.000000	12.463678	24.64%	7,237
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.282176	10.253438	-0.28%	286,849
2010	9.290525	10.282176	10.67%	323,034
2009	7.619334	9.290525	21.93%	374,691
2008	10.981885	7.619334	-30.62%	425,422
2007	10.472825	10.981885	4.86%	499,797
2006*	10.000000	10.472825	4.73%	205,647
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.990144	11.480144	4.46%	390,021
2010	10.494946	10.990144	4.72%	526,644
2009	9.471637	10.494946	10.80%	608,123
2008	10.636755	9.471637	-10.95%	657,340
2007	10.454871	10.636755	1.74%	776,207
2006*	10.000000	10.454871	4.55%	144,229

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.334491	10.156210	-10.40%	185,735
2010	10.307303	11.334491	9.97%	227,957
2009	7.367390	10.307303	39.90%	266,221
2008	12.152287	7.367390	-39.37%	262,267
2007	10.755666	12.152287	12.98%	256,462
2006*	10.000000	10.755666	7.56%	225,261
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.030959	9.446186	-5.83%	313,523
2010	8.589921	10.030959	16.78%	401,681
2009	6.264678	8.589921	37.12%	418,260
2008	11.366340	6.264678	-44.88%	301,663
2007	10.281776	11.366340	10.55%	303,225
2006*	10.000000	10.281776	2.82%	160,013
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.500979	8.211406	-3.41%	142,163
2010	7.753245	8.500979	9.64%	147,236
2009	6.004590	7.753245	29.12%	136,515
2008	9.812784	6.004590	-38.81%	131,095
2007*	10.000000	9.812784	-1.87%	85,350
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.395585	17.843468	2.57%	119,714
2010	15.559975	17.395585	11.80%	138,725
2009	10.787009	15.559975	44.25%	173,402
2008	15.161801	10.787009	-28.85%	224,912
2007	14.880516	15.161801	1.89%	269,821
2006	13.616913	14.880516	9.28%	378,655
2005	13.461410	13.616913	1.16%	604,478
2004	12.375393	13.461410	8.78%	2,177,370
2003	10.244088	12.375393	20.81%	2,237,026
2002	10.044539	10.244088	1.99%	1,894,472
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.350303	13.692640	2.56%	190,511
2010	11.940929	13.350303	11.80%	212,703
2009	8.273481	11.940929	44.33%	2,122,928
2008	11.646442	8.273481	-28.96%	2,037,747
2007	11.426670	11.646442	1.92%	250,132
2006	10.456788	11.426670	9.28%	1,610,469
2005*	10.000000	10.456788	4.57%	1,261,068
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.873553	7.748625	-12.68%	476,840
2010	7.768792	8.873553	14.22%	650,284
2009	5.140642	7.768792	51.12%	818,512
2008*	10.000000	5.140642	-48.59%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.724722	9.302740	-4.34%	33,660
2010	7.964638	9.724722	22.10%	8,031
2009	6.128718	7.964638	29.96%	0
2008*	10.000000	6.128718	-38.71%	7,013

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.222635	8.530964	-7.50%	1,841
2010	8.120150	9.222635	13.58%	1,841
2009	6.361474	8.120150	27.65%	0
2008*	10.000000	6.361474	-36.39%	69,926
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.233697	9.975148	-2.53%	66,936
2010	9.381701	10.233697	9.08%	100,840
2009	7.924860	9.381701	18.38%	114,196
2008*	10.000000	7.924860	-20.75%	136,399
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.810720	9.359029	-4.60%	52,772
2010	8.835230	9.810720	11.04%	44,654
2009	7.202203	8.835230	22.67%	28,166
2008*	10.000000	7.202203	-27.98%	34,678
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.693892	10.714917	0.20%	106,261
2010	10.134560	10.693892	5.52%	184,671
2009	9.075933	10.134560	11.66%	184,192
2008*	10.000000	9.075933	-9.24%	4,854
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.022954	9.671916	-3.50%	300,813
2010	9.108906	10.022954	10.03%	311,181
2009	7.560267	9.108906	20.48%	262,786
2008*	10.000000	7.560267	-24.40%	182,549
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.574904	9.018302	-5.81%	57,309
2010	8.552690	9.574904	11.95%	98,727
2009	6.838895	8.552690	25.06%	61,368
2008*	10.000000	6.838895	-31.61%	128,487
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402177	10.249814	-1.46%	111,060
2010	9.656186	10.402177	7.73%	106,283
2009	8.305104	9.656186	16.27%	106,046
2008*	10.000000	8.305104	-16.95%	46,092
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215326	11.811888	5.32%	98,431
2010	10.603308	11.215326	5.77%	82,463
2009	9.865476	10.603308	7.48%	15,758
2008*	10.000000	9.865476	-1.35%	1,740
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.103098	12.681415	4.78%	114,966
2010	11.330708	12.103098	6.82%	32,378
2009	9.849433	11.330708	15.04%	24,793
2008*	10.000000	9.849433	-1.51%	2,795

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.122563	20.034657	-23.31%	87
2010	22.758326	26.122563	14.78%	211
2009	14.104539	22.758326	61.35%	984
2008	33.799667	14.104539	-58.27%	1,520
2007	23.500696	33.799667	43.82%	1,625
2006	17.397252	23.500696	35.08%	1,696
2005	13.275190	17.397252	31.05%	3,451
2004	11.128016	13.275190	19.30%	3,698
2003	6.815122	11.128016	63.28%	8,385
2002	8.137235	6.815122	-16.25%	12,050
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.761189	22.053362	-23.32%	88,924
2010	25.048732	28.761189	14.82%	110,909
2009	15.507825	25.048732	61.52%	158,006
2008	37.222183	15.507825	-58.34%	175,724
2007	25.885813	37.222183	43.79%	242,912
2006	19.173227	25.885813	35.01%	238,201
2005	14.628417	19.173227	31.07%	284,159
2004	12.261030	14.628417	19.31%	195,935
2003	7.511024	12.261030	63.24%	187,507
2002*	10.000000	7.511024	-24.89%	46,964
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.074348	17.034217	5.97%	801,670
2010	15.527093	16.074348	3.52%	921,973
2009	15.304243	15.527093	1.46%	1,067,808
2008	14.380053	15.304243	6.43%	1,587,917
2007	13.583305	14.380053	5.87%	1,674,663
2006	13.303332	13.583305	2.10%	1,905,194
2005	13.038934	13.303332	2.03%	2,169,251
2004	12.780385	13.038934	2.02%	2,564,169
2003	12.681945	12.780385	0.78%	3,639,856
2002	11.565612	12.681945	9.65%	5,225,533
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.962338	10.664936	-10.85%	23,735
2010	10.687119	11.962338	11.93%	1,147
2009	8.338511	10.687119	28.17%	1,147
2008	15.645882	8.338511	-46.70%	1,147
2007	12.455693	15.645882	25.61%	1,411
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.047309	16.981577	-10.85%	152,746
2010	17.019966	19.047309	11.91%	155,032
2009	13.284846	17.019966	28.12%	159,812
2008	24.919078	13.284846	-46.69%	256,494
2007	19.837629	24.919078	25.62%	330,985
2006	15.101683	19.837629	31.36%	171,997
2005	11.741561	15.101683	28.62%	98,805
2004	10.392529	11.741561	12.98%	59,954
2003	7.772433	10.392529	33.71%	38,163
2002	6.500996	7.772433	-22.28%	20,076

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.909825	7.671954	-13.89%	14,622
2010	8.396757	8.909825	6.11%	15,666
2009	6.608175	8.396757	27.07%	15,649
2008	11.752968	6.608175	-43.77%	11,260
2007	10.875421	11.752968	8.07%	20,174
2006*	10.000000	10.875421	8.75%	5,777
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.843384	13.139880	-5.08%	89,433
2010	12.223295	13.843384	13.25%	122,644
2009	9.725789	12.223295	25.68%	143,175
2008	15.586769	9.725789	-37.60%	172,321
2007	14.889933	15.586769	4.68%	116,748
2006	12.895102	14.889933	15.47%	216,197
2005	12.092189	12.895102	6.64%	216,428
2004	10.733522	12.092189	12.66%	134,449
2003	8.238400	10.733522	30.29%	79,734
2002*	10.000000	8.238400	-17.62%	30,145
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.527985	12.487474	-0.32%	9,284
2010	11.546847	12.527985	8.50%	2,580
2009*	10.000000	11.546847	15.47%	2,580
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.400366	13.116007	-2.12%	0
2010	12.106579	13.400366	10.69%	0
2009*	10.000000	12.106579	21.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.784205	13.001322	1.70%	312,332
2010	12.219414	12.784205	4.62%	360,850
2009	11.337840	12.219414	7.78%	422,236
2008	12.211001	11.337840	-7.15%	338,577
2007	11.728967	12.211001	4.11%	308,249
2006	11.181789	11.728967	4.89%	408,314
2005	10.954966	11.181789	2.07%	502,674
2004	10.595099	10.954966	3.40%	618,704
2003	9.938018	10.595099	6.61%	634,001
2002*	10.000000	9.938018	-0.62%	304,523
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.573262	13.405294	-1.24%	761,592
2010	12.386263	13.573262	9.58%	890,230
2009	10.523064	12.386263	17.71%	1,029,148
2008	13.867663	10.523064	-24.12%	864,011
2007	13.285144	13.867663	4.38%	899,262
2006	12.075166	13.285144	10.02%	1,127,049
2005	11.601416	12.075166	4.08%	1,226,568
2004	10.720050	11.601416	8.22%	1,211,494
2003	9.037949	10.720050	18.61%	924,996
2002*	10.000000	9.037949	-9.62%	792,009

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.880562	13.422684	-3.30%	270,563
2010	12.451067	13.880562	11.48%	330,164
2009	10.131069	12.451067	22.90%	352,068
2008	14.945964	10.131069	-32.22%	409,812
2007	14.251945	14.945964	4.87%	528,523
2006	12.593401	14.251945	13.17%	513,363
2005	11.904051	12.593401	5.79%	594,687
2004	10.748772	11.904051	10.75%	449,390
2003	8.590418	10.748772	25.13%	358,022
2002*	10.000000	8.590418	-14.10%	218,737
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.359130	13.471382	0.84%	241,065
2010	12.460165	13.359130	7.21%	263,444
2009	11.008504	12.460165	13.19%	350,449
2008	13.115336	11.008504	-16.06%	430,796
2007	12.540694	13.115336	4.58%	500,257
2006	11.706575	12.540694	7.13%	549,827
2005	11.339678	11.706575	3.24%	687,783
2004	10.710627	11.339678	5.87%	716,716
2003	9.534557	10.710627	12.33%	647,159
2002*	10.000000	9.534557	-4.65%	373,572
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.926167	13.452045	-3.40%	1,533,634
2010	12.955200	13.926167	7.49%	2,124,785
2009*	10.000000	12.955200	29.55%	4,096
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.960209	26.922495	-3.71%	202,310
2010	22.424067	27.960209	24.69%	268,793
2009	16.596330	22.424067	35.11%	301,649
2008	26.438587	16.596330	-37.23%	394,750
2007	24.880577	26.438587	6.26%	415,506
2006	22.915733	24.880577	8.57%	674,837
2005	20.689986	22.915733	10.76%	790,374
2004	18.094597	20.689986	14.34%	875,991
2003	13.601153	18.094597	33.04%	952,793
2002	16.253946	13.601153	-16.32%	847,029
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.894382	11.752046	-1.20%	1,929,217
2010	12.038832	11.894382	-1.20%	1,799,778
2009	12.179942	12.038832	-1.16%	2,397,928
2008	12.079795	12.179942	0.83%	4,218,312
2007	11.668105	12.079795	3.53%	4,728,112
2006	11.297619	11.668105	3.28%	2,927,858
2005	11.137309	11.297619	1.44%	3,619,577
2004	11.181852	11.137309	-0.40%	3,868,076
2003	11.247296	11.181852	-0.58%	5,474,622
2002	11.247642	11.247296	0.00%	15,980,726

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.541368	17.250057	4.28%	336,414
2010	15.139348	16.541368	9.26%	378,307
2009	12.319676	15.139348	22.89%	528,020
2008	15.076201	12.319676	-18.28%	546,463
2007	14.585737	15.076201	3.36%	783,112
2006	14.081135	14.585737	3.58%	766,664
2005	13.947624	14.081135	0.96%	947,362
2004	13.251194	13.947624	5.26%	821,863
2003	11.962673	13.251194	10.77%	863,477
2002	11.293959	11.962673	5.92%	1,268,863
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.252389	8.285313	-10.45%	439,039
2010	8.212008	9.252389	12.67%	484,149
2009	6.091001	8.212008	34.82%	612,742
2008*	10.000000	6.091001	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.964612	13.231627	-17.12%	104,306
2010	15.227625	15.964612	4.84%	144,367
2009	11.870601	15.227625	28.28%	160,324
2008	22.388260	11.870601	-46.98%	221,742
2007	22.016277	22.388260	1.69%	346,346
2006	18.153613	22.016277	21.28%	487,073
2005	16.397022	18.153613	10.71%	398,762
2004	13.800078	16.397022	18.82%	247,808
2003*	10.000000	13.800078	38.00%	25,231
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.238387	8.862484	-4.07%	133,369
2010	8.094976	9.238387	14.12%	225,372
2009	6.313352	8.094976	28.22%	51,666
2008*	10.000000	6.313352	-36.87%	1,479
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.431033	9.705248	-6.96%	45,438
2010*	10.000000	10.431033	4.31%	85,599
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.830785	8.193456	-7.22%	11,465
2010	7.927560	8.830785	11.39%	11,836
2009	6.297572	7.927560	25.88%	17,082
2008*	10.000000	6.297572	-37.02%	1,730
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.802822	9.275768	-5.38%	110,278
2010	7.823609	9.802822	25.30%	126,378
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.729110	9.184736	-5.60%	328,426
2010	7.786307	9.729110	24.95%	466,294
2009	6.219739	7.786307	25.19%	580,191
2008*	10.000000	6.219739	-37.80%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.213593	9.857019	-3.49%	440,078
2010	8.641112	10.213593	18.20%	519,492
2009	6.703532	8.641112	28.90%	637,675
2008*	10.000000	6.703532	-32.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.183713	13.922999	-1.84%	89,878
2010	11.443667	14.183713	23.94%	125,289
2009	9.087220	11.443667	25.93%	151,634
2008	17.166371	9.087220	-47.06%	169,747
2007	15.832320	17.166371	8.43%	193,255
2006	15.526190	15.832320	1.97%	237,194
2005	14.537994	15.526190	6.80%	346,746
2004	12.973972	14.537994	12.06%	404,880
2003	9.780139	12.973972	32.66%	504,466
2002	14.838618	9.780139	-34.09%	569,194
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.472819	30.457117	-6.21%	168,931
2010	25.960286	32.472819	25.09%	189,350
2009	20.818097	25.960286	24.70%	220,628
2008	31.056789	20.818097	-32.97%	303,460
2007	33.763890	31.056789	-8.02%	404,174
2006	29.134444	33.763890	15.89%	578,547
2005	28.608182	29.134444	1.84%	712,359
2004	24.685368	28.608182	15.89%	962,750
2003	15.928613	24.685368	54.98%	1,158,751
2002	22.134881	15.928613	-28.04%	1,246,122
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.304046	26.410500	-6.69%	234,148
2010	22.859607	28.304046	23.82%	291,043
2009	17.176615	22.859607	33.09%	375,098
2008	28.126986	17.176615	-38.93%	473,153
2007	27.876127	28.126986	0.90%	589,402
2006	25.182239	27.876127	10.70%	745,503
2005	22.692159	25.182239	10.97%	931,725
2004	19.296948	22.692159	17.59%	1,053,224
2003	13.850506	19.296948	39.32%	1,154,936
2002	16.957444	13.850506	-18.32%	1,335,391
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.206686	12.124275	-0.68%	251,082
2010	10.890161	12.206686	12.09%	278,547
2009	8.741250	10.890161	24.58%	276,565
2008	15.138387	8.741250	-42.26%	340,712
2007	14.164409	15.138387	6.88%	468,647
2006	12.616582	14.164409	12.27%	530,479
2005	11.884933	12.616582	6.16%	631,200
2004	10.960481	11.884933	8.43%	907,235
2003	8.699902	10.960481	25.98%	964,308
2002	10.654646	8.699902	-18.35%	964,022

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.312555	9.799163	5.23%	497,287
2010	7.240299	9.312555	28.62%	560,185
2009	5.601154	7.240299	29.26%	702,064
2008*	10.000000	5.601154	-43.99%	29,298
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.562393	10.571451	0.09%	118,358
2010	10.438093	10.562393	1.19%	287,637
2009	9.863610	10.438093	5.82%	321,518
2008*	10.000000	9.863610	-1.36%	43,502
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.585442	11.754706	-13.48%	10,088
2010	12.929827	13.585442	5.07%	10,120
2009*	10.000000	12.929827	29.30%	5,981
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.295754	11.866032	-3.49%	80,602
2010	10.749552	12.295754	14.38%	101,577
2009	8.463794	10.749552	27.01%	131,911
2008	13.596107	8.463794	-37.75%	180,028
2007	14.074146	13.596107	-3.40%	321,678
2006	12.289836	14.074146	14.52%	310,960
2005	11.931935	12.289836	3.00%	377,848
2004	10.278230	11.931935	16.09%	520,577
2003	7.914998	10.278230	29.86%	220,375
2002	10.702140	7.914998	-26.04%	211,589
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.614801	10.518068	-0.91%	401,245
2010	10.204416	10.614801	4.02%	522,553
2009	9.113768	10.204416	11.97%	517,015
2008	10.655363	9.113768	-14.47%	474,409
2007	10.294293	10.655363	3.51%	985,053
2006	9.998849	10.294293	2.95%	1,137,130
2005	9.975981	9.998849	0.23%	777,745
2004	10.019076	9.975981	-0.43%	771,596
2003*	10.000000	10.019076	0.19%	388,918
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.289379	8.103255	-2.25%	845
2010	7.014399	8.289379	18.18%	5,957
2009	5.783597	7.014399	21.28%	35,882
2008	9.671730	5.783597	-40.20%	12,242
2007	9.739699	9.671730	-0.70%	1,834
2006*	10.000000	9.739699	-2.60%	1,778
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.428283	12.858771	-4.24%	169,880
2010	11.062852	13.428283	21.38%	184,785
2009	8.519760	11.062852	29.85%	23,859
2008	14.240089	8.519760	-40.17%	23,062
2007	13.394228	14.240089	6.32%	96,060
2006	11.922729	13.394228	12.34%	37,665
2005	11.292761	11.922729	5.58%	24,380
2004*	10.000000	11.292761	12.93%	10,161

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.622970	19.597459	-9.37%	277,892
2010	18.870882	21.622970	14.58%	315,383
2009	13.672499	18.870882	38.02%	372,166
2008	23.139603	13.672499	-40.91%	489,994
2007	22.026248	23.139603	5.05%	682,233
2006	18.942389	22.026248	16.28%	865,041
2005	16.767687	18.942389	12.97%	878,812
2004	14.238187	16.767687	17.77%	751,092
2003*	10.000000	14.238187	42.38%	516,572
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.658449	12.376095	-9.39%	372,391
2010	11.921033	13.658449	14.57%	478,131
2009	8.632507	11.921033	38.09%	576,880
2008	14.608429	8.632507	-40.91%	714,971
2007	13.907967	14.608429	5.04%	899,289
2006	11.960386	13.907967	16.28%	1,078,241
2005	10.590024	11.960386	12.94%	1,375,615
2004	8.994884	10.590024	17.73%	1,626,012
2003	6.365520	8.994884	41.31%	2,029,238
2002	8.274485	6.365520	-23.07%	4,057,283
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.835976	2.749348	-3.05%	19,807
2010	2.502869	2.835976	13.31%	128,797
2009	1.998588	2.502869	25.23%	50,623
2008	9.583349	1.998588	-79.15%	3,097
2007*	10.000000	9.583349	-4.17%	63,934
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.073658	2.965883	-3.51%	148
2010	2.709588	3.073658	13.44%	617
2009	2.188435	2.709588	23.81%	970
2008	10.385859	2.188435	-78.93%	970
2007	10.523389	10.385859	-1.31%	4,989
2006*	10.000000	10.523389	5.23%	97,595
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.775808	13.608873	-1.21%	333,709
2010	12.008692	13.775808	14.72%	407,854
2009	9.474608	12.008692	26.75%	484,154
2008	15.585693	9.474608	-39.21%	602,824
2007	15.107682	15.585693	3.16%	804,008
2006	13.293323	15.107682	13.65%	972,356
2005	12.695602	13.293323	4.71%	1,233,955
2004	11.739303	12.695602	8.15%	1,443,952
2003	9.376475	11.739303	25.20%	1,626,803
2002	11.687410	9.376475	-19.77%	1,620,772

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.921909	9.586203	-3.38%	55,283
2010	8.137614	9.921909	21.93%	84,128
2009	6.003438	8.137614	35.55%	110,836
2008	9.773861	6.003438	-38.58%	85,657
2007	10.014381	9.773861	-2.40%	90,730
2006*	10.000000	10.014381	0.14%	55,793
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.443430	14.426823	-0.11%	120,678
2010	11.468790	14.443430	25.94%	143,851
2009	8.753721	11.468790	31.02%	157,386
2008	17.395944	8.753721	-49.68%	192,665
2007	16.559762	17.395944	5.05%	228,261
2006	16.279198	16.559762	1.72%	287,819
2005	14.668150	16.279198	10.98%	462,444
2004	12.394931	14.668150	18.34%	432,646
2003	9.989064	12.394931	24.09%	492,433
2002	14.001802	9.989064	-28.66%	504,990
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.754996	12.591802	7.12%	67,708
2010	10.878232	11.754996	8.06%	85,850
2009*	10.000000	10.878232	8.78%	48,111
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.387689	11.364804	-0.20%	743,484
2010	10.957755	11.387689	3.92%	481,227
2009*	10.000000	10.957755	9.58%	270,515
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.551642	11.508013	9.06%	37,755
2010*	10.000000	10.551642	5.52%	15,277
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.041085	11.525043	4.38%	43,684
2010	10.429972	11.041085	5.86%	26,969
2009	9.628030	10.429972	8.33%	26,726
2008	10.852448	9.628030	-11.28%	37,910
2007	10.416914	10.852448	4.18%	87,669
2006*	10.000000	10.416914	4.17%	7,681
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.724157	40.951512	5.75%	10,967
2010	35.714045	38.724157	8.43%	15,705
2009	27.761196	35.714045	28.65%	18,949
2008	33.047924	27.761196	-16.00%	25,767
2007	31.400371	33.047924	5.25%	34,221
2006	28.681058	31.400371	9.48%	46,734
2005	25.860301	28.681058	10.91%	69,016
2004	23.781464	25.860301	8.74%	108,234
2003	18.824701	23.781464	26.33%	357,141
2002	17.444590	18.824700	7.91%	303,530

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.437435	39.941803	-26.63%	20,268
2010	43.438941	54.437435	25.32%	21,830
2009	20.624175	43.438941	110.62%	25,163
2008	59.271173	20.624175	-65.20%	28,439
2007	43.595964	59.271173	35.96%	37,353
2006	31.631833	43.595964	37.82%	61,195
2005	24.254218	31.631833	30.42%	83,214
2004	19.499977	24.254218	24.38%	106,213
2003	12.800242	19.499977	52.34%	284,783
2002	13.343009	12.800242	-4.07%	472,356
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	58.141223	47.994516	-17.45%	19,022
2010	45.534579	58.141223	27.69%	21,918
2009	29.255507	45.534579	55.64%	23,780
2008	54.963626	29.255507	-46.77%	25,550
2007	38.274579	54.963626	43.60%	47,018
2006	31.116907	38.274579	23.00%	85,008
2005	20.764275	31.116907	49.86%	102,954
2004	16.917457	20.764275	22.74%	155,325
2003	11.826254	16.917457	43.05%	213,327
2002	12.319065	11.826254	-4.00%	130,380
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.402783	15.461387	-5.74%	26,492
2010	13.095791	16.402783	25.25%	55,418
2009*	10.000000	13.095791	30.96%	64,154

Additional Contract Options Elected - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.907709	9.837919	-9.81%	4,204
2010	8.730018	10.907709	24.94%	4,673
2009	6.200164	8.730018	40.80%	4,717
2008*	10.000000	6.200164	-38.00%	4,602
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.726928	14.037333	10.30%	97,458
2010	12.266583	12.726928	3.75%	150,695
2009	11.276296	12.266583	8.78%	194,161
2008	11.609253	11.276296	-2.87%	136,949
2007	10.743037	11.609253	8.06%	66,853
2006	10.714080	10.743037	0.27%	74,100
2005	10.687792	10.714080	0.25%	93,049
2004	10.233898	10.687792	4.44%	83,925
2003*	10.000000	10.233898	2.34%	27,995
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.063929	13.295726	1.77%	107,226
2010	11.595507	13.063929	12.66%	119,785
2009	9.947974	11.595507	16.56%	124,430
2008	15.408481	9.947974	-35.44%	156,483
2007	15.623076	15.408481	-1.37%	177,767
2006	13.518310	15.623076	15.57%	190,624
2005	13.089671	13.518310	3.27%	252,149
2004	11.737071	13.089671	11.52%	322,667
2003	9.193080	11.737071	27.67%	341,998
2002	11.552029	9.193080	-20.42%	386,611
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.017122	11.778949	-1.98%	17,387
2010	10.209581	12.017122	17.70%	10,960
2009	7.960349	10.209581	28.26%	14,868
2008	10.661044	7.960349	-25.33%	14,997
2007	11.057147	10.661044	-3.58%	18,770
2006*	10.000000	11.057147	10.57%	17,907
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.078195	12.438632	-4.89%	96,049
2010	12.072012	13.078195	8.33%	65,476
2009*	10.000000	12.072012	20.72%	21,048
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.243060	15.129971	-0.74%	21,053
2010	12.273737	15.243060	24.19%	33,866
2009	9.946220	12.273737	23.40%	38,678
2008	14.586751	9.946220	-31.81%	40,136
2007	14.877364	14.586751	-1.95%	52,301
2006	13.174239	14.877364	12.93%	63,306
2005	12.446927	13.174239	5.84%	75,606
2004	10.346504	12.446927	20.30%	83,263
2003	7.608241	10.346504	35.99%	141,398
2002*	10.000000	7.608241	-23.92%	6,825

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.407346	11.360823	-0.41%	35,939
2010	10.066125	11.407346	13.32%	36,586
2009	7.624873	10.066125	32.02%	40,903
2008	11.781058	7.624873	-35.28%	45,499
2007	11.074843	11.781058	6.38%	53,647
2006	10.274954	11.074843	7.78%	108,499
2005	10.046653	10.274954	2.27%	142,887
2004	9.583764	10.046653	4.83%	174,707
2003	7.706045	9.583764	24.37%	214,848
2002	10.988353	7.706045	-29.87%	255,056
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.992814	13.065050	0.56%	394,678
2010	11.462933	12.992814	13.35%	448,562
2009	9.192999	11.462933	24.69%	526,181
2008	14.817894	9.192999	-37.96%	758,411
2007	14.264491	14.817894	3.88%	876,863
2006	12.512627	14.264491	14.00%	1,070,225
2005	12.108868	12.512627	3.33%	1,464,225
2004	11.088459	12.108868	9.20%	1,636,477
2003	8.751979	11.088459	26.70%	1,804,120
2002	11.421554	8.751979	-23.37%	1,964,372
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.399406	15.493470	7.60%	88,823
2010	12.651120	14.399406	13.82%	82,667
2009	10.458431	12.651120	20.97%	94,118
2008	15.041197	10.458431	-30.47%	109,443
2007	14.225733	15.041197	5.73%	120,217
2006	12.373722	14.225733	14.97%	147,673
2005	12.010432	12.373722	3.02%	192,074
2004	11.584069	12.010432	3.68%	241,973
2003	9.686029	11.584069	19.60%	276,376
2002	11.783214	9.686029	-17.80%	318,727
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.137809	16.290555	0.95%	193,217
2010	15.068808	16.137809	7.09%	220,225
2009	12.676743	15.068808	18.87%	242,731
2008	13.853324	12.676743	-8.49%	235,281
2007	13.319686	13.853324	4.01%	288,204
2006	12.956412	13.319686	2.80%	318,411
2005	12.958478	12.956412	-0.02%	417,931
2004	12.670489	12.958478	2.27%	496,627
2003	12.267458	12.670489	3.29%	576,977
2002	11.370764	12.267458	7.89%	643,741
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.365735	11.186414	-1.58%	74,997
2010	10.214361	11.365735	11.27%	8,948
2009	8.335607	10.214361	22.54%	17,444
2008	11.272131	8.335607	-26.05%	44,689
2007	10.512515	11.272131	7.23%	37,402
2006*	10.000000	10.512515	5.13%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.926379	10.663334	-2.41%	4,470
2010	9.666584	10.926379	13.03%	4,470
2009	7.605353	9.666584	27.10%	4,470
2008	11.451684	7.605353	-33.59%	4,509
2007	10.532507	11.451684	8.73%	39
2006*	10.000000	10.532507	5.33%	39
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.511308	10.095206	-3.96%	27,841
2010	9.180780	10.511308	14.49%	3,066
2009	7.078673	9.180780	29.70%	351
2008	11.582071	7.078673	-38.88%	1,574
2007	10.552664	11.582071	9.75%	0
2006*	10.000000	10.552664	5.53%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.390003	9.721966	-6.43%	50,167
2010	8.834360	10.390003	17.61%	47,721
2009	6.065267	8.834360	45.65%	49,906
2008	13.478023	6.065267	-55.00%	38,821
2007	9.376713	13.478023	43.74%	31,213
2006*	10.000000	9.376713	-6.23%	6,594
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.702121	14.636018	-0.45%	300,149
2010	12.942820	14.702121	13.59%	236,727
2009	10.084737	12.942820	28.34%	284,351
2008	17.833606	10.084737	-43.45%	343,602
2007	17.817217	17.833606	0.09%	448,460
2006	15.032685	17.817217	18.52%	579,819
2005	14.400930	15.032685	4.39%	671,804
2004	13.099526	14.400930	9.93%	853,519
2003	10.191923	13.099526	28.53%	856,621
2002	12.440995	10.191923	-18.08%	844,445
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.832010	12.683421	-1.16%	309,788
2010	10.479802	12.832010	22.45%	249,341
2009	8.285615	10.479802	26.48%	281,322
2008	15.909833	8.285615	-47.92%	354,747
2007	12.706253	15.909833	25.21%	450,834
2006	12.061208	12.706253	5.35%	588,881
2005	11.563600	12.061208	4.30%	975,625
2004	11.345636	11.563600	1.92%	1,218,155
2003	8.657007	11.345636	31.06%	1,424,519
2002	12.566043	8.657007	-31.11%	1,540,704

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.506526	13.854722	2.58%	70,269
2010	12.026207	13.506526	12.31%	79,009
2009	8.474745	12.026207	41.91%	84,582
2008	11.458268	8.474745	-26.04%	122,973
2007	11.309562	11.458268	1.31%	192,424
2006	10.306110	11.309562	9.74%	349,759
2005	10.184506	10.306110	1.19%	364,837
2004	9.426171	10.184506	8.04%	480,411
2003	7.521629	9.426171	25.32%	674,744
2002	7.354603	7.521629	2.27%	371,004
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.564076	11.870113	2.65%	102,149
2010	10.308039	11.564076	12.19%	115,210
2009	7.256051	10.308039	42.06%	138,957
2008	9.799408	7.256051	-25.95%	42,626
2007*	10.000000	9.799408	-2.01%	70,478
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.878696	13.628057	5.82%	131,592
2010	12.117734	12.878696	6.28%	222,288
2009	10.613742	12.117734	14.17%	234,950
2008	11.125731	10.613742	-4.60%	157,673
2007	10.817475	11.125731	2.85%	149,534
2006	10.507730	10.817475	2.95%	75,578
2005	10.428807	10.507730	0.76%	76,671
2004	10.128708	10.428807	2.96%	66,528
2003*	10.000000	10.128708	1.29%	1,833
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.774747	10.376435	-11.88%	67,424
2010	9.269168	11.774747	27.03%	85,600
2009	6.707301	9.269168	38.20%	75,109
2008	11.234279	6.707301	-40.30%	59,551
2007	9.856561	11.234279	13.98%	65,898
2006*	10.000000	9.856561	-1.43%	50,583
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.944699	12.209441	-18.30%	27,798
2010	13.400354	14.944699	11.52%	31,520
2009	10.737954	13.400354	24.79%	39,603
2008	19.381260	10.737954	-44.60%	42,146
2007	16.754919	19.381260	15.68%	49,435
2006	14.392045	16.754919	16.42%	66,859
2005	12.255881	14.392045	17.43%	78,163
2004	10.941500	12.255881	12.01%	117,144
2003	7.740990	10.941500	41.34%	138,922
2002	9.846083	7.740990	-21.38%	162,658

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.930471	12.186856	-18.38%	44,979
2010	13.385550	14.930471	11.54%	49,266
2009	10.721641	13.385550	24.85%	55,338
2008	19.356271	10.721641	-44.61%	58,851
2007	16.730683	19.356271	15.69%	77,122
2006	14.370885	16.730683	16.42%	99,659
2005	12.242700	14.370885	17.38%	141,440
2004	10.928889	12.242700	12.02%	149,456
2003	7.729491	10.928889	41.39%	69,264
2002*	10.000000	7.729491	-22.71%	52,358
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.745505	13.266379	-10.03%	11,809
2010	11.814180	14.745505	24.81%	15,327
2009	7.604841	11.814180	55.35%	19,823
2008	15.781569	7.604841	-51.81%	30,204
2007	15.142626	15.781569	4.22%	45,563
2006	13.202987	15.142626	14.69%	35,789
2005	13.043195	13.202987	1.23%	50,269
2004	11.593346	13.043195	12.51%	82,290
2003	7.443946	11.593346	55.74%	61,333
2002*	10.000000	7.443946	-25.56%	549
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.765995	11.890259	1.06%	274,563
2010	10.580086	11.765995	11.21%	245,926
2009	7.905422	10.580086	33.83%	256,092
2008	11.386418	7.905422	-30.57%	169,973
2007	11.119465	11.386418	2.40%	192,802
2006*	10.000000	11.119465	11.19%	86,825
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.437304	9.914503	-5.01%	14,367
2010	8.247149	10.437304	26.56%	25,386
2009	6.469518	8.247149	27.48%	16,349
2008	9.785862	6.469518	-33.89%	16,050
2007	10.157203	9.785862	-3.66%	11,948
2006*	10.000000	10.157203	1.57%	3,732
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.230806	8.970568	-2.82%	34,253
2010	8.482528	9.230806	8.82%	3,419
2009	6.598185	8.482528	28.56%	3,419
2008*	10.000000	6.598185	-34.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.511054	10.390245	-16.95%	12,043
2010	10.786608	12.511054	15.99%	37,451
2009	6.330521	10.786608	70.39%	40,683
2008	13.552327	6.330521	-53.29%	7,077
2007	10.669800	13.552327	27.02%	9,430
2006*	10.000000	10.669800	6.70%	4,790

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545423	9.297035	-11.84%	97,407
2010	9.855685	10.545423	7.00%	11,983
2009	7.278199	9.855685	35.41%	8,943
2008	12.371231	7.278199	-41.17%	7,533
2007	10.857910	12.371231	13.94%	15,034
2006*	10.000000	10.857910	8.58%	6,170
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.874584	15.538640	-2.12%	136,054
2010	14.061614	15.874584	12.89%	196,688
2009	12.003743	14.061614	17.14%	151,778
2008	11.451105	12.003743	4.83%	92,900
2007	10.449841	11.451105	9.58%	43,354
2006*	10.000000	10.449841	4.50%	4,906
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.207443	21.255696	-8.41%	34,861
2010	21.635967	23.207443	7.26%	49,454
2009	17.530208	21.635967	23.42%	30,881
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.668653	8.880743	-8.15%	408,973
2010	9.199859	9.668653	5.10%	497,551
2009	6.383581	9.199859	44.12%	557,813
2008	11.613943	6.383581	-45.04%	608,742
2007	8.612511	11.613943	34.85%	672,144
2006	7.996638	8.612511	7.70%	780,772
2005	7.197845	7.996638	11.10%	972,087
2004	6.181859	7.197845	16.43%	1,151,202
2003	5.209227	6.181859	18.67%	1,303,179
2002	6.277859	5.209227	-17.02%	1,509,996
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.980700	4.490449	-9.84%	102,538
2010	4.056586	4.980700	22.78%	119,192
2009	2.619563	4.056586	54.86%	127,555
2008	4.737139	2.619563	-44.70%	150,230
2007	3.944077	4.737139	20.11%	172,937
2006	3.705791	3.944077	6.43%	216,746
2005	3.365706	3.705791	10.10%	253,893
2004	3.390832	3.365706	-0.74%	344,331
2003	2.345410	3.390832	44.57%	436,061
2002	4.023106	2.345410	-41.70%	542,012
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.240704	11.513892	-33.22%	111,127
2010	13.972112	17.240704	23.39%	129,305
2009	7.905262	13.972112	76.74%	140,891
2008	16.766719	7.905262	-52.85%	160,025
2007	13.270466	16.766719	26.35%	193,005
2006	9.169173	13.270466	44.73%	235,239
2005	7.040734	9.169173	30.23%	314,491
2004	6.010319	7.040734	17.14%	401,949
2003	4.526318	6.010319	32.79%	481,001
2002	6.177123	4.526318	-26.72%	651,357

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.375991	14.496111	0.84%	37,982
2010	11.798063	14.375991	21.85%	34,228
2009	9.434666	11.798063	25.05%	23,963
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.347324	10.165434	-1.76%	80,358
2010	9.426253	10.347324	9.77%	56,712
2009	7.799359	9.426253	20.86%	46,857
2008	11.749223	7.799359	-33.62%	74,744
2007	11.064604	11.749223	6.19%	63,661
2006*	10.000000	11.064604	10.65%	25,006
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.749702	10.421665	-3.05%	11,006
2010*	10.000000	10.749702	7.50%	1,110
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.866020	7.710352	-1.98%	58,672
2010	6.683205	7.866020	17.70%	60,605
2009	5.073150	6.683205	31.74%	59,250
2008	8.386001	5.073150	-39.50%	272,462
2007	7.107851	8.386001	17.98%	286,629
2006	6.782860	7.107851	4.79%	288,216
2005	6.452491	6.782860	5.12%	301,204
2004	6.044444	6.452491	6.75%	326,133
2003	4.613524	6.044444	31.02%	343,964
2002	6.557891	4.613524	-29.65%	368,747
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.948645	13.856715	-0.66%	249,747
2010	12.455269	13.948645	11.99%	280,921
2009*	10.000000	12.455269	24.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.233657	10.194744	-0.38%	170,989
2010	9.256045	10.233657	10.56%	195,803
2009	7.598753	9.256045	21.81%	191,959
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.938320	11.414478	4.35%	90,005
2010	10.456028	10.938320	4.61%	95,266
2009	9.446067	10.456028	10.69%	85,911
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.281017	10.098071	-10.49%	177,114
2010	10.269056	11.281017	9.85%	202,001
2009	7.347487	10.269056	39.76%	232,296
2008	12.131768	7.347487	-39.44%	230,209
2007	10.748441	12.131768	12.87%	247,092
2006*	10.000000	10.748441	7.48%	224,430

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.983628	9.392119	-5.92%	303,369
2010	8.558038	9.983628	16.66%	146,027
2009	6.247751	8.558038	36.98%	137,765
2008	11.347156	6.247751	-44.94%	126,360
2007	10.274872	11.347156	10.44%	145,705
2006*	10.000000	10.274872	2.75%	99,491
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.469447	8.172677	-3.50%	23,187
2010	7.732300	8.469447	9.53%	24,668
2009	5.994429	7.732300	28.99%	28,398
2008	9.806149	5.994429	-38.87%	17,876
2007*	10.000000	9.806149	-1.94%	17,722
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.179754	17.604300	2.47%	45,076
2010	15.382474	17.179754	11.68%	50,856
2009	10.674743	15.382474	44.10%	59,909
2008	15.019226	10.674743	-28.93%	81,821
2007	14.755589	15.019226	1.79%	107,197
2006	13.516216	14.755589	9.17%	156,528
2005	13.375356	13.516216	1.05%	205,810
2004	12.308733	13.375356	8.67%	396,655
2003	10.199226	12.308733	20.68%	400,729
2002	10.010690	10.199226	1.88%	258,044
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.273959	13.600599	2.46%	97,609
2010	11.884679	13.273959	11.69%	105,510
2009	8.242826	11.884679	44.18%	111,651
2008	11.615064	8.242826	-29.03%	92,525
2007	11.407487	11.615064	1.82%	92,133
2006	10.449767	11.407487	9.16%	66,112
2005*	10.000000	10.449767	4.50%	31,711
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.849604	7.719903	-12.77%	233,863
2010	7.755653	8.849604	14.11%	257,080
2009	5.137150	7.755653	50.97%	291,566
2008*	10.000000	5.137150	-48.63%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.698486	9.268273	-4.44%	118
2010	7.951186	9.698486	21.98%	0
2009	6.124558	7.951186	29.82%	0
2008*	10.000000	6.124558	-38.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.197754	8.499356	-7.59%	0
2010	8.106439	9.197754	13.46%	0
2009	6.357162	8.106439	27.52%	0
2008*	10.000000	6.357162	-36.43%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.206099	9.938199	-2.62%	11,660
2010	9.365872	10.206099	8.97%	13,627
2009	7.919500	9.365872	18.26%	8,738
2008*	10.000000	7.919500	-20.81%	9,172
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.784260	9.324356	-4.70%	49,206
2010	8.820316	9.784260	10.93%	71,871
2009	7.197326	8.820316	22.55%	72,526
2008*	10.000000	7.197326	-28.03%	64,091
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.665062	10.675245	0.10%	26,763
2010	10.117462	10.665062	5.41%	13,682
2009	9.069797	10.117462	11.55%	19,938
2008*	10.000000	9.069797	-9.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.995903	9.636061	-3.60%	19,982
2010	9.093523	9.995903	9.92%	60,819
2009	7.555141	9.093523	20.36%	59,645
2008*	10.000000	7.555141	-24.45%	67,117
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.549068	8.984882	-5.91%	22,413
2010	8.538248	9.549068	11.84%	26,538
2009	6.834262	8.538248	24.93%	32,687
2008*	10.000000	6.834262	-31.66%	9,854
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.374143	10.211873	-1.56%	36,638
2010	9.639911	10.374143	7.62%	34,241
2009	8.299494	9.639911	16.15%	76,995
2008*	10.000000	8.299494	-17.01%	54,293
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.185077	11.768140	5.21%	13,676
2010	10.585430	11.185077	5.66%	10,097
2009	9.858821	10.585430	7.37%	10,507
2008*	10.000000	9.858821	-1.41%	3,227
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.070481	12.634477	4.67%	48,855
2010	11.311614	12.070481	6.71%	39,760
2009	9.842789	11.311614	14.92%	34,433
2008*	10.000000	9.842789	-1.57%	3,354

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.852862	19.807757	-23.38%	664
2010	22.546141	25.852862	14.67%	664
2009	13.987189	22.546141	61.19%	664
2008	33.552578	13.987189	-58.31%	664
2007	23.352634	33.552578	43.68%	2,170
2006	17.305110	23.352634	34.95%	2,767
2005	13.218203	17.305110	30.92%	3,307
2004	11.091469	13.218203	19.17%	3,307
2003	6.799600	11.091469	63.12%	3,837
2002	8.126945	6.799600	-16.33%	7,743
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.509847	21.838525	-23.40%	24,160
2010	24.854962	28.509847	14.70%	26,034
2009	15.403444	24.854962	61.36%	31,458
2008	37.009267	15.403444	-58.38%	45,422
2007	25.763929	37.009267	43.65%	62,421
2006	19.102228	25.763929	34.87%	75,928
2005	14.588946	19.102228	30.94%	86,157
2004	12.240339	14.588946	19.19%	40,942
2003	7.505927	12.240339	63.08%	40,185
2002*	10.000000	7.505927	-24.94%	30,846
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.874902	16.805888	5.86%	245,367
2010	15.349977	15.874902	3.42%	341,677
2009	15.144983	15.349977	1.35%	393,382
2008	14.244815	15.144983	6.32%	375,351
2007	13.469262	14.244815	5.76%	371,770
2006	13.204965	13.469262	2.00%	390,543
2005	12.955598	13.204965	1.92%	438,795
2004	12.711565	12.955598	1.92%	565,861
2003	12.626432	12.711565	0.67%	799,859
2002	11.526653	12.626432	9.54%	1,390,527
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.838799	10.544124	-10.94%	21,342
2010	10.587452	11.838799	11.82%	135
2009	8.269122	10.587452	28.04%	135
2008	15.531453	8.269122	-46.76%	135
2007	12.377189	15.531453	25.48%	135
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.880835	16.816137	-10.94%	29,724
2010	16.888271	18.880835	11.80%	32,306
2009	13.195412	16.888271	27.99%	38,589
2008	24.776488	13.195412	-46.74%	60,826
2007	19.744200	24.776488	25.49%	72,418
2006	15.045739	19.744200	31.23%	52,274
2005	11.709868	15.045739	28.49%	13,983
2004	10.374988	11.709868	12.87%	6,746
2003	7.767159	10.374988	33.58%	388
2002*	10.000000	7.767159	-22.33%	69

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.867807	7.628054	-13.98%	6,213
2010	8.365616	8.867807	6.00%	0
2009	6.590334	8.365616	26.94%	109
2008	11.733135	6.590334	-43.83%	357
2007	10.868126	11.733135	7.96%	557
2006*	10.000000	10.868126	8.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.718712	13.008386	-5.18%	9,882
2010	12.125482	13.718712	13.14%	24,240
2009	9.657744	12.125482	25.55%	33,964
2008	15.493447	9.657744	-37.67%	34,148
2007	14.815857	15.493447	4.57%	43,865
2006	12.843911	14.815857	15.35%	59,317
2005	12.056354	12.843911	6.53%	24,940
2004	10.712555	12.056354	12.54%	42,105
2003	8.230619	10.712555	30.15%	27,867
2002*	10.000000	8.230619	-17.69%	5,429
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.506867	12.453829	-0.42%	18,350
2010	11.539047	12.506867	8.39%	15,920
2009*	10.000000	11.539047	15.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.377772	13.080661	-2.22%	0
2010	12.098401	13.377772	10.57%	551
2009*	10.000000	12.098401	20.98%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.669107	12.871264	1.60%	57,850
2010	12.121663	12.669107	4.52%	50,394
2009	11.258535	12.121663	7.67%	61,184
2008	12.137877	11.258535	-7.24%	73,499
2007	11.670602	12.137877	4.00%	97,288
2006	11.137379	11.670602	4.79%	108,724
2005	10.922479	11.137379	1.97%	109,213
2004	10.574381	10.922479	3.29%	87,825
2003	9.928642	10.574381	6.50%	53,784
2002*	10.000000	9.928642	-0.71%	38,243
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.451045	13.271179	-1.34%	166,516
2010	12.287158	13.451045	9.47%	194,613
2009	10.449446	12.287158	17.59%	260,925
2008	13.784623	10.449446	-24.19%	176,536
2007	13.219043	13.784623	4.28%	222,070
2006	12.027221	13.219043	9.91%	237,564
2005	11.567029	12.027221	3.98%	299,580
2004	10.699107	11.567029	8.11%	286,963
2003	9.029424	10.699107	18.49%	238,441
2002*	10.000000	9.029424	-9.71%	208,464

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.755584	13.288387	-3.40%	43,197
2010	12.351443	13.755584	11.37%	62,616
2009	10.060199	12.351443	22.78%	65,520
2008	14.856478	10.060199	-32.28%	69,782
2007	14.181041	14.856478	4.76%	89,298
2006	12.543415	14.181041	13.06%	108,184
2005	11.868786	12.543415	5.68%	70,220
2004	10.727781	11.868786	10.64%	72,088
2003	8.582311	10.727781	25.00%	100,266
2002*	10.000000	8.582311	-14.18%	71,268
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.238865	13.336642	0.74%	50,090
2010	12.360498	13.238865	7.11%	56,250
2009	10.931514	12.360498	13.07%	84,312
2008	13.036813	10.931514	-16.15%	145,789
2007	12.478314	13.036813	4.48%	112,483
2006	11.660102	12.478314	7.02%	103,436
2005	11.306072	11.660102	3.13%	103,276
2004	10.689699	11.306072	5.77%	93,658
2003	9.525559	10.689699	12.22%	86,727
2002*	10.000000	9.525559	-4.74%	80,568
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.902694	13.415824	-3.50%	525,217
2010	12.946450	13.902694	7.39%	690,646
2009*	10.000000	12.946450	29.46%	1,914
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.613148	26.561458	-3.81%	143,279
2010	22.168141	27.613148	24.56%	167,194
2009	16.423543	22.168141	34.98%	195,403
2008	26.189909	16.423543	-37.29%	216,310
2007	24.671671	26.189909	6.15%	256,015
2006	22.746284	24.671671	8.46%	317,806
2005	20.557736	22.746284	10.65%	203,094
2004	17.997152	20.557736	14.23%	239,636
2003	13.541599	17.997152	32.90%	233,340
2002	16.199200	13.541599	-16.41%	250,672
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.746742	11.594459	-1.30%	390,061
2010	11.901442	11.746742	-1.30%	499,362
2009	12.053139	11.901442	-1.26%	575,365
2008	11.966147	12.053139	0.73%	898,448
2007	11.570104	11.966147	3.42%	642,900
2006	11.214049	11.570104	3.18%	664,693
2005	11.066094	11.214049	1.34%	745,258
2004	11.121610	11.066094	-0.50%	768,533
2003	11.198034	11.121610	-0.68%	1,249,139
2002	11.209725	11.198034	-0.10%	2,186,283

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.336106	17.018800	4.18%	110,886
2010	14.966630	16.336106	9.15%	122,460
2009	12.191449	14.966630	22.76%	133,307
2008	14.934416	12.191449	-18.37%	91,820
2007	14.463279	14.934416	3.26%	165,334
2006	13.977022	14.463279	3.48%	161,046
2005	13.858482	13.977022	0.86%	201,277
2004	13.179840	13.858482	5.15%	203,840
2003	11.910299	13.179840	10.66%	225,625
2002	11.255907	11.910299	5.81%	281,191
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.227404	8.254592	-10.54%	150,618
2010	8.198125	9.227404	12.56%	167,688
2009	6.086866	8.198125	34.69%	182,794
2008*	10.000000	6.086866	-39.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.841102	13.115987	-17.20%	68,038
2010	15.125104	15.841102	4.73%	77,418
2009	11.802643	15.125104	28.15%	88,712
2008	22.282710	11.802643	-47.03%	107,297
2007	21.934820	22.282710	1.59%	127,917
2006	18.104708	21.934820	21.16%	170,343
2005	16.369372	18.104708	10.60%	64,259
2004	13.790762	16.369372	18.70%	26,116
2003*	10.000000	13.790762	37.91%	10,290
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.213458	8.829654	-4.17%	39,201
2010	8.081308	9.213458	14.01%	47,305
2009	6.309071	8.081308	28.09%	2,484
2008*	10.000000	6.309071	-36.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.423944	9.688842	-7.05%	17,717
2010*	10.000000	10.423944	4.24%	19,659
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.806953	8.163084	-7.31%	1,285
2010	7.914167	8.806953	11.28%	1,285
2009	6.293303	7.914167	25.76%	1,285
2008*	10.000000	6.293303	-37.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.776372	9.241391	-5.47%	54,439
2010	7.810388	9.776372	25.17%	62,847
2009	6.224956	7.810388	25.47%	73,041
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.702858	9.150703	-5.69%	137,032
2010	7.773151	9.702858	24.83%	165,736
2009	6.215523	7.773151	25.06%	177,206
2008*	10.000000	6.215523	-37.84%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.186047	9.820513	-3.59%	139,646
2010	8.626530	10.186047	18.08%	139,466
2009	6.698993	8.626530	28.77%	142,914
2008*	10.000000	6.698993	-33.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.017124	13.745569	-1.94%	40,827
2010	11.320708	14.017124	23.82%	49,188
2009	8.998682	11.320708	25.80%	51,660
2008	17.016399	8.998682	-47.12%	65,780
2007	15.709991	17.016399	8.32%	72,020
2006	15.421797	15.709991	1.87%	108,093
2005	14.454824	15.421797	6.69%	124,695
2004	12.912822	14.454824	11.94%	162,787
2003	9.743886	12.912822	32.52%	180,643
2002	14.798640	9.743886	-34.16%	172,385
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.069864	30.048777	-6.30%	53,392
2010	25.664079	32.069864	24.96%	61,398
2009	20.601414	25.664079	24.57%	63,443
2008	30.764759	20.601414	-33.04%	81,638
2007	33.480497	30.764759	-8.11%	104,607
2006	28.919087	33.480497	15.77%	169,312
2005	28.425391	28.919087	1.74%	207,746
2004	24.552470	28.425391	15.77%	242,733
2003	15.858883	24.552470	54.82%	264,427
2002	22.060369	15.858883	-28.11%	316,081
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.952739	26.056338	-6.78%	75,632
2010	22.598710	27.952739	23.69%	89,627
2009	16.997792	22.598710	32.95%	103,048
2008	27.862455	16.997792	-38.99%	134,060
2007	27.642106	27.862455	0.80%	160,141
2006	24.996065	27.642106	10.59%	227,327
2005	22.547136	24.996065	10.86%	269,412
2004	19.193041	22.547136	17.48%	282,809
2003	13.789861	19.193041	39.18%	313,844
2002	16.900322	13.789861	-18.40%	302,721
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.055137	11.961658	-0.78%	88,838
2010	10.765841	12.055137	11.98%	93,802
2009	8.650226	10.765841	24.46%	80,086
2008	14.995969	8.650226	-42.32%	97,363
2007	14.045448	14.995969	6.77%	120,135
2006	12.523258	14.045448	12.15%	147,488
2005	11.808950	12.523258	6.05%	185,561
2004	10.901442	11.808950	8.32%	255,537
2003	8.661797	10.901442	25.86%	274,300
2002	10.618745	8.661797	-18.43%	323,345

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.287398	9.762846	5.12%	156,241
2010	7.228034	9.287398	28.49%	130,816
2009	5.597338	7.228034	29.13%	146,535
2008*	10.000000	5.597338	-44.03%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.533921	10.532312	-0.02%	15,506
2010	10.420495	10.533921	1.09%	19,187
2009	9.856957	10.420495	5.72%	22,001
2008*	10.000000	9.856957	-1.43%	1,001
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.562540	11.723024	-13.56%	118
2010	12.921098	13.562540	4.96%	0
2009*	10.000000	12.921098	29.21%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.143143	11.706913	-3.59%	17,412
2010	10.626864	12.143143	14.27%	25,400
2009	8.375673	10.626864	26.88%	25,818
2008	13.468234	8.375673	-37.81%	33,229
2007	13.955987	13.468234	-3.49%	47,839
2006	12.198971	13.955987	14.40%	88,177
2005	11.855672	12.198971	2.90%	96,532
2004	10.222862	11.855672	15.97%	88,869
2003	7.880333	10.222862	29.73%	87,698
2002	10.666092	7.880333	-26.12%	85,796
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.532710	10.426179	-1.01%	39,931
2010	10.135756	10.532710	3.92%	179,630
2009	9.061609	10.135756	11.85%	120,266
2008	10.605123	9.061609	-14.55%	52,954
2007	10.256191	10.605123	3.40%	74,978
2006	9.971898	10.256191	2.85%	84,986
2005	9.959135	9.971898	0.13%	38,931
2004	10.012296	9.959135	-0.53%	35,883
2003*	10.000000	10.012296	0.12%	33,237
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.250275	8.056887	-2.34%	2,459
2010	6.988376	8.250275	18.06%	7,409
2009	5.767972	6.988376	21.16%	4,669
2008	9.655389	5.767972	-40.26%	1,352
2007	9.733157	9.655389	-0.80%	1,421
2006*	10.000000	9.733157	-2.67%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.337975	12.759393	-4.34%	2,453
2010	10.999572	13.337975	21.26%	1,361
2009	8.479606	10.999572	29.72%	1,486
2008	14.187383	8.479606	-40.23%	1,526
2007	13.358247	14.187383	6.21%	0
2006	11.902710	13.358247	12.23%	753
2005	11.285193	11.902710	5.47%	3,204
2004*	10.000000	11.285193	12.85%	3,562

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.455757	19.426250	-9.46%	78,510
2010	18.743899	21.455757	14.47%	84,966
2009	13.594259	18.743899	37.88%	100,296
2008	23.030564	13.594259	-40.97%	123,352
2007	21.944788	23.030564	4.95%	174,998
2006	18.891396	21.944788	16.16%	235,227
2005	16.739434	18.891396	12.86%	221,850
2004	14.228585	16.739434	17.65%	181,254
2003*	10.000000	14.228585	42.29%	95,301
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.511686	12.230733	-9.48%	62,685
2010	11.804875	13.511686	14.46%	77,384
2009	8.557055	11.804875	37.95%	91,107
2008	14.495447	8.557055	-40.97%	114,749
2007	13.814456	14.495447	4.93%	157,773
2006	11.891977	13.814456	16.17%	229,407
2005	10.540076	11.891977	12.83%	269,066
2004	8.961533	10.540076	17.61%	383,452
2003	6.348332	8.961533	41.16%	478,637
2002	8.260515	6.348332	-23.15%	624,838
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.825443	2.736378	-3.15%	6,239
2010	2.496092	2.825443	13.19%	0
2009	1.995202	2.496092	25.10%	0
2008	9.576862	1.995202	-79.17%	0
2007*	10.000000	9.576862	-4.23%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.059116	2.948851	-3.60%	0
2010	2.699504	3.059116	13.32%	11,340
2009	2.182512	2.699504	23.69%	11,340
2008	10.368322	2.182512	-78.95%	11,340
2007	10.516325	10.368322	-1.41%	11,340
2006*	10.000000	10.516325	5.16%	3,704
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.604887	13.426463	-1.31%	127,790
2010	11.871691	13.604887	14.60%	137,000
2009	9.376011	11.871691	26.62%	165,003
2008	15.439159	9.376011	-39.27%	224,615
2007	14.980884	15.439159	3.06%	305,837
2006	13.195056	14.980884	13.53%	383,895
2005	12.614486	13.195056	4.60%	514,773
2004	11.676116	12.614486	8.04%	610,441
2003	9.335444	11.676116	25.07%	670,458
2002	11.648072	9.335444	-19.58%	701,674

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.875060	9.531296	-3.48%	5,137
2010	8.107393	9.875060	21.80%	12,325
2009	5.987212	8.107393	35.41%	11,445
2008	9.757357	5.987212	-38.64%	32,897
2007	10.007657	9.757357	-2.50%	34,485
2006*	10.000000	10.007657	0.08%	9,738
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.264164	14.233377	-0.22%	73,112
2010	11.337902	14.264164	25.81%	82,639
2009	8.662587	11.337902	30.88%	91,658
2008	17.232342	8.662587	-49.73%	114,486
2007	16.420733	17.232342	4.94%	125,185
2006	16.158843	16.420733	1.62%	160,791
2005	14.574407	16.158843	10.87%	233,662
2004	12.328183	14.574407	18.22%	263,116
2003	9.945321	12.328183	23.96%	313,764
2002	13.954638	9.945321	-28.73%	342,895
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.735153	12.557857	7.01%	91,802
2010	10.870871	11.735153	7.95%	5,757
2009*	10.000000	10.870871	8.71%	1,797
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.368465	11.334165	-0.30%	77,276
2010	10.950340	11.368465	3.82%	66,336
2009*	10.000000	10.950340	9.50%	30,820
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.544560	11.488675	8.95%	16,138
2010*	10.000000	10.544560	5.45%	5,136
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.989038	11.459146	4.28%	7,694
2010	10.391310	10.989038	5.75%	9,722
2009	9.602059	10.391310	8.22%	9,675
2008	10.834137	9.602059	-11.37%	15,394
2007	10.409923	10.834137	4.08%	5,999
2006*	10.000000	10.409923	4.10%	2,824
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	38.243765	40.402661	5.65%	1,986
2010	35.306707	38.243765	8.32%	2,053
2009	27.472344	35.306707	28.52%	2,069
2008	32.737222	27.472344	-16.08%	3,125
2007	31.136832	32.737222	5.14%	6,313
2006	28.469072	31.136832	9.37%	9,025
2005	25.695091	28.469072	10.80%	10,546
2004	23.653460	25.695091	8.63%	13,630
2003	18.742335	23.653460	26.20%	28,927
2002	17.385852	18.742335	7.80%	24,613

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.762017	39.406309	-26.70%	5,858
2010	42.943373	53.762017	25.19%	7,111
2009	20.409502	42.943373	110.41%	8,384
2008	58.713950	20.409502	-65.24%	9,876
2007	43.230067	58.713950	35.82%	12,290
2006	31.398017	43.230067	37.68%	15,006
2005	24.099223	31.398017	30.29%	16,884
2004	19.394982	24.099223	24.25%	25,174
2003	12.744182	19.394982	52.19%	42,705
2002	13.298062	12.744182	-4.17%	52,572
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	57.419739	47.351010	-17.54%	3,698
2010	45.015030	57.419739	27.56%	3,700
2009	28.951032	45.015030	55.49%	3,702
2008	54.446893	28.951032	-46.83%	3,713
2007	37.953355	54.446893	43.46%	4,991
2006	30.886919	37.953355	22.88%	5,696
2005	20.631596	30.886919	49.71%	6,336
2004	16.826365	20.631596	22.61%	10,570
2003	11.774488	16.826365	42.91%	13,270
2002	12.277582	11.774488	-4.10%	20,482
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.375138	15.419739	-5.83%	4,794
2010	13.086941	16.375138	25.13%	4,808
2009*	10.000000	13.086941	30.87%	4,385

Additional Contract Options Elected - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.893002	9.819678	-9.85%	7,619
2010	8.722650	10.893002	24.88%	7,179
2009	6.198064	8.722650	40.73%	5,215
2008*	10.000000	6.198064	-38.02%	4,534
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.677558	13.975831	10.24%	122,274
2010	12.225190	12.677558	3.70%	145,866
2009	11.243940	12.225190	8.73%	120,105
2008	11.581808	11.243940	-2.92%	136,499
2007	10.723102	11.581808	8.01%	94,816
2006	10.699603	10.723102	0.22%	100,307
2005	10.678747	10.699603	0.20%	129,989
2004	10.230418	10.678747	4.38%	96,997
2003*	10.000000	10.230418	2.30%	40,443
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.068760	13.293928	1.72%	25,410
2010	11.605666	13.068760	12.61%	31,896
2009	9.961739	11.605666	16.50%	33,552
2008	15.437641	9.961739	-35.47%	39,566
2007	15.660629	15.437641	-1.42%	50,277
2006	13.557656	15.660629	15.51%	73,927
2005	13.134404	13.557656	3.22%	103,337
2004	11.783152	13.134404	11.47%	120,661
2003	9.233843	11.783152	27.61%	144,873
2002	11.609139	9.233843	-20.46%	172,433
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.988741	11.745193	-2.03%	6,298
2010	10.190630	11.988741	17.64%	11,202
2009	7.949586	10.190630	28.19%	10,415
2008	10.652040	7.949586	-25.37%	3,461
2007	11.053441	10.652040	-3.63%	10,629
2006*	10.000000	11.053441	10.53%	5,373
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.067152	12.421855	-4.94%	87,218
2010	12.067934	13.067152	8.28%	48,338
2009*	10.000000	12.067934	20.64%	15,004
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.176213	15.056008	-0.79%	66,746
2010	12.226094	15.176213	24.13%	67,607
2009	9.912640	12.226094	23.34%	68,636
2008	14.544896	9.912640	-31.85%	65,234
2007	14.842255	14.544896	-2.00%	71,271
2006	13.149784	14.842255	12.87%	93,739
2005	12.430106	13.149784	5.79%	102,501
2004	10.337754	12.430106	20.24%	107,260
2003	7.605654	10.337754	35.92%	85,297
2002*	10.000000	7.605654	-23.94%	16,842

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.357968	11.305934	-0.46%	25,117
2010	10.027613	11.357968	13.27%	28,075
2009	7.599551	10.027613	31.95%	32,802
2008	11.747891	7.599551	-35.31%	36,018
2007	11.049299	11.747891	6.32%	39,158
2006	10.256425	11.049299	7.73%	43,183
2005	10.033608	10.256425	2.22%	56,509
2004	9.576172	10.033608	4.78%	67,237
2003	7.703845	9.576172	24.30%	67,753
2002	10.990787	7.703845	-29.91%	74,796
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.011532	13.077254	0.51%	329,634
2010	11.485265	13.011532	13.29%	319,770
2009	9.215577	11.485265	24.63%	353,220
2008	14.861839	9.215577	-37.99%	352,448
2007	14.314078	14.861839	3.83%	395,961
2006	12.562472	14.314078	13.94%	504,178
2005	12.163248	12.562472	3.28%	624,487
2004	11.143887	12.163248	9.15%	759,168
2003	8.800186	11.143887	26.63%	890,833
2002	11.490304	8.800186	-23.41%	775,007
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.521692	15.617148	7.54%	53,447
2010	12.765013	14.521692	13.76%	43,353
2009	10.557930	12.765013	20.90%	38,653
2008	15.192008	10.557930	-30.50%	46,347
2007	14.375687	15.192008	5.68%	73,896
2006	12.510464	14.375687	14.91%	83,315
2005	12.149293	12.510464	2.97%	113,594
2004	11.723937	12.149293	3.63%	133,448
2003	9.807948	11.723937	19.54%	154,610
2002	11.937596	9.807948	-17.84%	144,333
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.042727	16.186390	0.90%	207,928
2010	14.987624	16.042727	7.04%	221,903
2009	12.614835	14.987624	18.81%	239,782
2008	13.792665	12.614835	-8.54%	250,742
2007	13.268123	13.792665	3.95%	279,665
2006	12.912779	13.268123	2.75%	304,591
2005	12.921360	12.912779	-0.07%	396,729
2004	12.640599	12.921360	2.22%	490,070
2003	12.244728	12.640599	3.23%	610,075
2002	11.355438	12.244728	7.83%	614,372
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.338883	11.154354	-1.63%	8,976
2010	10.195394	11.338883	11.22%	8,976
2009	8.324343	10.195394	22.48%	0
2008	11.262606	8.324343	-26.09%	0
2007	10.508981	11.262606	7.17%	2,553
2006*	10.000000	10.508981	5.09%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.900559	10.632757	-2.46%	2,166
2010	9.648611	10.900559	12.98%	4,572
2009	7.595069	9.648611	27.04%	9,121
2008	11.442011	7.595069	-33.62%	4,572
2007	10.528964	11.442011	8.67%	24,349
2006*	10.000000	10.528964	5.29%	6,095
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.486471	10.066257	-4.01%	13,558
2010	9.163717	10.486471	14.43%	2,372
2009	7.069088	9.163717	29.63%	10,564
2008	11.572273	7.069088	-38.91%	10,564
2007	10.549111	11.572273	9.70%	10,564
2006*	10.000000	10.549111	5.49%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.365409	9.694050	-6.48%	28,460
2010	8.817909	10.365409	17.55%	44,164
2009	6.057053	8.817909	45.58%	41,367
2008	13.466625	6.057053	-55.02%	51,075
2007	9.373560	13.466625	43.67%	43,954
2006*	10.000000	9.373560	-6.26%	33,998
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.558594	14.485799	-0.50%	236,437
2010	12.822952	14.558594	13.54%	246,642
2009	9.996397	12.822952	28.28%	295,829
2008	17.686387	9.996397	-43.48%	353,036
2007	17.679134	17.686387	0.04%	455,254
2006	14.923707	17.679134	18.46%	559,447
2005	14.303761	14.923707	4.33%	636,495
2004	13.017728	14.303761	9.88%	787,407
2003	10.133398	10.017728	28.46%	826,957
2002	12.375831	10.133398	-18.12%	689,288
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.651861	12.499038	-1.21%	119,435
2010	10.337912	12.651861	22.38%	133,892
2009	8.177572	10.337912	26.42%	168,185
2008	15.710359	8.177572	-47.95%	226,644
2007	12.553328	15.710359	25.15%	310,289
2006	11.922071	12.553328	5.29%	342,097
2005	11.435966	11.922071	4.25%	497,043
2004	11.226098	11.435966	1.87%	634,975
2003	8.570136	11.226098	30.99%	675,435
2002	12.446254	8.570136	-31.14%	652,179

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.609972	13.953786	2.53%	37,288
2010	12.124453	13.609972	12.25%	48,612
2009	8.548305	12.124453	41.83%	55,837
2008	11.563598	8.548305	-26.08%	64,249
2007	11.419344	11.563598	1.26%	84,224
2006	10.411407	11.419344	9.68%	284,732
2005	10.293759	10.411407	1.14%	291,396
2004	9.532130	10.293759	7.99%	381,990
2003	7.610038	9.532130	25.26%	599,392
2002	7.444808	7.610038	2.22%	267,587
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.542627	11.842105	2.59%	103,959
2010	10.294121	11.542627	12.13%	106,622
2009	7.249915	10.294121	41.99%	136,533
2008	9.796088	7.249915	-25.99%	75,869
2007*	10.000000	9.796088	-2.04%	79,729
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.828733	13.568328	5.77%	74,253
2010	12.076844	12.828733	6.23%	88,733
2009	10.583295	12.076844	14.11%	87,805
2008	11.099433	10.583295	-4.65%	63,270
2007	10.797409	11.099433	2.80%	55,587
2006	10.493546	10.797409	2.90%	71,553
2005	10.419995	10.493546	0.71%	50,855
2004	10.125285	10.419995	2.91%	40,006
2003*	10.000000	10.125285	1.25%	6,754
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.746913	10.346673	-11.92%	60,365
2010	9.251935	11.746913	26.97%	78,938
2009	6.698216	9.251935	38.13%	59,466
2008	11.224769	6.698216	-40.33%	59,035
2007	9.853242	11.224769	13.92%	63,486
2006*	10.000000	9.853242	-1.47%	40,781
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.020275	13.081522	-18.34%	6,532
2010	14.372058	16.020275	11.47%	7,448
2009	11.522435	14.372058	24.73%	17,573
2008	20.807759	11.522435	-44.62%	21,530
2007	17.997284	20.807759	15.62%	21,820
2006	15.467025	17.997284	16.36%	26,819
2005	13.177961	15.467025	17.37%	36,037
2004	11.770648	13.177961	11.96%	53,858
2003	8.331809	11.770648	41.27%	59,013
2002	10.602942	8.331809	-21.42%	65,893

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.865051	12.127312	-18.42%	27,532
2010	13.333633	14.865051	11.49%	26,960
2009	10.685482	13.333633	24.78%	36,191
2008	19.300799	10.685482	-44.64%	43,023
2007	16.691229	19.300799	15.63%	55,702
2006	14.344227	16.691229	16.36%	69,811
2005	12.226160	14.344227	17.32%	91,954
2004	10.919656	12.226160	11.96%	106,179
2003	7.726868	10.919656	41.32%	82,362
2002*	10.000000	7.726868	-22.73%	21,422
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.680826	13.201500	-10.08%	6,836
2010	11.768316	14.680826	24.75%	29,657
2009	7.579168	11.768316	55.27%	28,365
2008	15.736301	7.579168	-51.84%	15,987
2007	15.106887	15.736301	4.17%	25,934
2006	13.178479	15.106887	14.63%	21,558
2005	13.025568	13.178479	1.17%	27,404
2004	11.583541	13.025568	12.45%	93,539
2003	7.441418	11.583541	55.66%	73,374
2002*	10.000000	7.441418	-25.59%	12,425
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.738165	11.856123	1.00%	318,629
2010	10.560423	11.738165	11.15%	340,303
2009	7.894728	10.560423	33.77%	351,518
2008	11.376790	7.894728	-30.61%	124,305
2007	11.115728	11.376790	2.35%	150,973
2006*	10.000000	11.115728	11.16%	77,100
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412660	9.886094	-5.06%	22,657
2010	8.231833	10.412660	26.49%	33,752
2009	6.460770	8.231833	27.41%	11,475
2008	9.777596	6.460770	-33.92%	42,995
2007	10.153798	9.777596	-3.71%	10,388
2006*	10.000000	10.153798	1.54%	33,355
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.218340	8.953922	-2.87%	28,540
2010	8.475367	9.218340	8.77%	15,130
2009	6.595954	8.475367	28.49%	4,150
2008*	10.000000	6.595954	-34.04%	1,200
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.481496	10.360438	-16.99%	37,230
2010	10.766565	12.481496	15.93%	50,367
2009	6.321955	10.766565	70.30%	26,143
2008	13.540865	6.321955	-53.31%	30,265
2007	10.666212	13.540865	26.95%	14,139
2006*	10.000000	10.666212	6.66%	1,478

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.520509	9.270384	-11.88%	17,229
2010	9.837385	10.520509	6.94%	20,093
2009	7.268362	9.837385	35.35%	16,341
2008	12.360786	7.268362	-41.20%	5,873
2007	10.854263	12.360786	13.88%	11,153
2006*	10.000000	10.854263	8.54%	7,285
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.837090	15.494107	-2.17%	101,779
2010	14.035512	15.837090	12.84%	109,542
2009	11.987524	14.035512	17.08%	104,257
2008	11.441428	11.987524	4.77%	82,994
2007	10.446327	11.441428	9.53%	86,080
2006*	10.000000	10.446327	4.46%	5,586
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.089227	21.136731	-8.46%	22,878
2010	21.536641	23.089227	7.21%	36,868
2009	17.387222	21.536641	23.30%	11,501
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.615212	8.827190	-8.20%	97,936
2010	9.153635	9.615212	5.04%	127,532
2009	6.354726	9.153635	44.04%	139,955
2008	11.567341	6.354726	-45.06%	171,044
2007	8.582315	11.567341	34.78%	176,269
2006	7.972641	8.582315	7.65%	181,586
2005	7.179879	7.972641	11.04%	217,200
2004	6.169559	7.179879	16.38%	277,059
2003	5.201491	6.169559	18.61%	305,247
2002	6.271720	5.201491	-17.06%	394,129
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.953177	4.463381	-9.89%	17,780
2010	4.036206	4.953177	22.72%	21,061
2009	2.607720	4.036206	54.78%	21,192
2008	4.718130	2.607720	-44.73%	23,321
2007	3.930244	4.718130	20.05%	24,917
2006	3.694652	3.930244	6.38%	35,834
2005	3.357287	3.694652	10.05%	39,307
2004	3.384068	3.357287	-0.79%	61,747
2003	2.341922	3.384068	44.50%	102,122
2002	4.019173	2.341922	-41.73%	135,410
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.145500	11.444515	-33.25%	12,698
2010	13.901995	17.145500	23.33%	15,578
2009	7.869575	13.901995	76.65%	20,601
2008	16.699513	7.869575	-52.88%	21,874
2007	13.224007	16.699513	26.28%	24,508
2006	9.141690	13.224007	44.66%	44,120
2005	7.023167	9.141690	30.16%	55,419
2004	5.998356	7.023167	17.08%	77,998
2003	4.519598	5.998356	32.72%	94,582
2002	6.171086	4.519598	-26.76%	149,445

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.327528	14.439939	0.78%	22,855
2010	11.764239	14.327528	21.79%	11,374
2009	9.412391	11.764239	24.99%	12,737
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.322888	10.136310	-1.81%	31,734
2010	9.408753	10.322888	9.72%	26,934
2009	7.788820	9.408753	20.80%	20,857
2008	11.739304	7.788820	-33.65%	27,704
2007	11.060891	11.739304	6.13%	11,170
2006*	10.000000	11.060891	10.61%	6,025
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746091	10.412896	-3.10%	8,623
2010*	10.000000	10.746091	7.46%	2,458
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.845440	7.686291	-2.03%	25,185
2010	6.669101	7.845440	17.64%	16,878
2009	5.065003	6.669101	31.67%	17,283
2008	8.376797	5.065003	-39.54%	18,045
2007	7.103661	8.376797	17.92%	25,332
2006	6.782293	7.103661	4.74%	25,252
2005	6.455208	6.782293	5.07%	36,600
2004	6.050040	6.455208	6.70%	31,089
2003	4.620133	6.050040	30.95%	43,110
2002	6.570618	4.620133	-29.68%	43,089
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.936878	13.838017	-0.71%	139,649
2010	12.451066	13.936878	11.93%	168,203
2009*	10.000000	12.451066	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.209472	10.165503	-0.43%	31,956
2010	9.238844	10.209472	10.51%	29,312
2009	7.588470	9.238844	21.75%	32,766
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.912484	11.381759	4.30%	74,687
2010	10.436622	10.912484	4.56%	83,519
2009	9.433308	10.436622	10.64%	99,907
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.254382	10.069132	-10.53%	30,123
2010	10.249994	11.254382	9.80%	35,118
2009	7.337562	10.249994	39.69%	28,878
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.960000	9.365156	-5.97%	80,193
2010	8.542120	9.960000	16.60%	95,714
2009	6.239296	8.542120	36.91%	111,023

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.453715	8.153379	-3.55%	24,985
2010	7.721847	8.453715	9.48%	26,534
2009	5.989361	7.721847	28.93%	56,770
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.716897	17.121352	2.42%	34,325
2010	14.975621	16.716897	11.63%	39,287
2009	10.397663	14.975621	44.03%	46,161
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.235892	13.554747	2.41%	94,067
2010	11.856601	13.235892	11.63%	67,837
2009	8.227523	11.856601	44.11%	92,188
2008	11.599384	8.227523	-29.07%	43,683
2007	11.397886	11.599384	1.77%	33,953
2006	10.446260	11.397886	9.11%	64,453
2005*	10.000000	10.446260	4.46%	35,074
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.837654	7.705574	-12.81%	130,936
2010	7.749115	8.837654	14.05%	143,409
2009	5.135407	7.749115	50.90%	195,589
2008*	10.000000	5.135407	-48.65%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.685356	9.251044	-4.48%	1,279
2010	7.944449	9.685356	21.91%	0
2009	6.122477	7.944449	29.76%	0
2008*	10.000000	6.122477	-38.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.185337	8.483576	-7.64%	0
2010	8.099592	9.185337	13.40%	0
2009	6.355008	8.099592	27.45%	0
2008*	10.000000	6.355008	-36.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.192308	9.919751	-2.67%	12,418
2010	9.357952	10.192308	8.92%	14,612
2009	7.916818	9.357952	18.20%	22,037
2008*	10.000000	7.916818	-20.83%	12,756
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.771043	9.307046	-4.75%	31,972
2010	8.812871	9.771043	10.87%	45,769
2009	7.194892	8.812871	22.49%	46,616
2008*	10.000000	7.194892	-28.05%	52,975

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.650655	10.655439	0.04%	3,578
2010	10.108923	10.650655	5.36%	3,666
2009	9.066730	10.108923	11.49%	2,831
2008*	10.000000	9.066730	-9.33%	780
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.982416	9.618214	-3.65%	48,545
2010	9.085842	9.982416	9.87%	64,111
2009	7.552592	9.085842	20.30%	77,850
2008*	10.000000	7.552592	-24.47%	37,110
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.536164	8.968194	-5.96%	18,061
2010	8.531026	9.536164	11.78%	20,107
2009	6.831944	8.531026	24.87%	19,732
2008*	10.000000	6.831944	-31.68%	13,497
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.360114	10.192902	-1.61%	5,070
2010	9.631751	10.360114	7.56%	2,990
2009	8.296674	9.631751	16.09%	3,832
2008*	10.000000	8.296674	-17.03%	59,289
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.169967	11.746298	5.16%	25,332
2010	10.576480	11.169967	5.61%	25,332
2009	9.855478	10.576480	7.32%	25,332
2008*	10.000000	9.855478	-1.45%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.054199	12.611065	4.62%	5,362
2010	11.302080	12.054199	6.65%	615
2009	9.839470	11.302080	14.86%	884
2008*	10.000000	9.839470	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.718880	19.695139	-23.42%	81
2010	22.440645	25.718880	14.61%	288
2009	13.928802	22.440645	61.11%	288
2008	33.429532	13.928802	-58.33%	343
2007	23.278840	33.429532	43.60%	2,349
2006	17.259135	23.278840	34.88%	2,563
2005	13.189746	17.259135	30.85%	2,608
2004	11.073210	13.189746	19.11%	2,608
2003	6.791842	11.073210	63.04%	4,232
2002	8.121795	6.791842	-16.38%	9,887
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.384890	21.731796	-23.44%	37,231
2010	24.758534	28.384890	14.65%	42,341
2009	15.351464	24.758534	61.28%	54,145
2008	36.903183	15.351464	-58.40%	45,226
2007	25.703155	36.903183	43.57%	58,675
2006	19.066801	25.703155	34.81%	62,483
2005	14.569246	19.066801	30.87%	85,815
2004	12.229998	14.569246	19.13%	88,212
2003	7.503370	12.229998	62.99%	86,102
2002*	10.000000	7.503370	-24.97%	54,322

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.276366	16.164092	5.81%	151,529
2010	14.778718	15.276366	3.37%	208,819
2009	14.588744	14.778718	1.30%	243,813
2008	13.728590	14.588744	6.27%	333,571
2007	12.987757	13.728590	5.70%	325,572
2006	12.739345	12.987757	1.95%	319,813
2005	12.505084	12.739345	1.87%	358,307
2004	12.275758	12.505084	1.87%	455,979
2003	12.199721	12.275758	0.62%	651,797
2002	11.142753	12.199721	9.49%	988,131
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.777490	10.484212	-10.98%	3,653
2010	10.537955	11.777490	11.76%	890
2009	8.234631	10.537955	27.97%	904
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.798086	16.733973	-10.98%	24,270
2010	16.822765	18.798086	11.74%	25,269
2009	13.150894	16.822765	27.92%	28,477
2008	24.705460	13.150894	-46.77%	35,669
2007	19.697626	24.705460	25.42%	49,607
2006	15.017832	19.697626	31.16%	52,355
2005	11.694054	15.017832	28.42%	46,833
2004	10.366220	11.694054	12.81%	15,806
2003	7.764530	10.366220	33.51%	9,511
2002*	10.000000	7.764530	-22.35%	4,642
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.846856	7.606187	-14.02%	12,696
2010	8.350063	8.846856	5.95%	0
2009	6.581420	8.350063	26.87%	0
2008	11.723228	6.581420	-43.86%	0
2007	10.864484	11.723228	7.90%	46
2006*	10.000000	10.864484	8.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.656755	12.943096	-5.23%	33,549
2010	12.076832	13.656755	13.08%	38,485
2009	9.623865	12.076832	25.49%	39,702
2008	15.446943	9.623865	-37.70%	40,600
2007	14.778924	15.446943	4.52%	40,112
2006	12.818377	14.778924	15.29%	38,304
2005	12.038453	12.818377	6.48%	69,012
2004	10.702064	12.038453	12.49%	59,594
2003	8.226725	10.702064	30.09%	48,181
2002*	10.000000	8.226725	-17.73%	8,104
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.496296	12.437013	-0.47%	548
2010	11.535143	12.496296	8.33%	577
2009*	10.000000	11.535143	15.31%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.366494	13.063036	-2.27%	0
2010	12.094311	13.366494	10.52%	0
2009*	10.000000	12.094311	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.611921	12.806695	1.54%	103,259
2010	12.073063	12.611921	4.46%	83,283
2009	11.219083	12.073063	7.61%	85,157
2008	12.101477	11.219083	-7.29%	192,874
2007	11.641531	12.101477	3.95%	242,975
2006	11.115251	11.641531	4.73%	146,501
2005	10.906285	11.115251	1.92%	162,160
2004	10.564049	10.906285	3.24%	114,460
2003	9.923961	10.564049	6.45%	114,826
2002*	10.000000	9.923961	-0.76%	147,559
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.390343	13.204604	-1.39%	215,108
2010	12.237903	13.390343	9.42%	298,911
2009	10.412824	12.237903	17.53%	315,073
2008	13.743287	10.412824	-24.23%	242,503
2007	13.186120	13.743287	4.23%	259,899
2006	12.003325	13.186120	9.85%	301,072
2005	11.549873	12.003325	3.93%	335,589
2004	10.688646	11.549873	8.06%	291,046
2003	9.025163	10.688646	18.43%	282,540
2002*	10.000000	9.025163	-9.75%	309,777
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.693488	13.221717	-3.45%	101,385
2010	12.301916	13.693488	11.31%	106,877
2009	10.024929	12.301916	22.71%	121,779
2008	14.811897	10.024929	-32.32%	107,417
2007	14.145692	14.811897	4.71%	142,280
2006	12.518467	14.145692	13.00%	139,587
2005	11.851157	12.518467	5.63%	166,174
2004	10.717277	11.851157	10.58%	255,241
2003	8.578257	10.717277	24.94%	158,305
2002*	10.000000	8.578257	-14.22%	181,244
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.179063	13.269686	0.69%	26,110
2010	12.310900	13.179063	7.05%	50,315
2009	10.893172	12.310900	13.01%	56,873
2008	12.997689	10.893172	-16.19%	139,667
2007	12.447195	12.997689	4.42%	62,381
2006	11.636906	12.447195	6.96%	86,526
2005	11.289284	11.636906	3.08%	87,462
2004	10.679239	11.289284	5.71%	108,689
2003	9.521061	10.679239	12.16%	110,936
2002*	10.000000	9.521061	-4.79%	93,272

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.890956	13.397708	-3.55%	344,276
2010	12.937705	13.890956	7.33%	416,369
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.428840	26.370825	-3.86%	86,703
2010	22.031318	27.428840	24.50%	84,377
2009	16.330450	22.031318	34.91%	90,870
2008	26.054702	16.330450	-37.32%	95,850
2007	24.556798	26.054702	6.10%	116,522
2006	22.651820	24.556798	8.41%	155,959
2005	20.482702	22.651820	10.59%	186,766
2004	17.940543	20.482702	14.17%	210,862
2003	13.505833	17.940543	32.84%	186,315
2002	16.164624	13.505833	-16.45%	148,168
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.637084	11.480419	-1.35%	316,213
2010	11.796315	11.637084	-1.35%	313,846
2009	11.952729	11.796315	-1.31%	446,246
2008	11.872477	11.952729	0.68%	861,803
2007	11.485385	11.872477	3.37%	621,501
2006	11.137564	11.485385	3.12%	589,758
2005	10.996174	11.137564	1.29%	584,525
2004	11.056941	10.996174	-0.55%	536,817
2003	11.138565	10.056941	-0.73%	649,503
2002	11.155845	11.138565	-0.15%	1,639,655
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.876876	16.532028	4.13%	77,289
2010	14.553266	15.876876	9.09%	92,627
2009	11.860742	14.553266	22.70%	94,199
2008	14.536664	11.860742	-18.41%	72,511
2007	14.085245	14.536664	3.20%	179,463
2006	13.618583	14.085245	3.43%	133,129
2005	13.509902	13.618583	0.80%	171,123
2004	12.854836	13.509902	5.10%	182,873
2003	11.622486	12.854836	10.60%	173,191
2002	10.989466	11.622486	5.76%	167,293
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.214979	8.239306	-10.59%	50,803
2010	8.191216	9.214979	12.50%	61,805
2009	6.084812	8.191216	34.62%	90,296
2008*	10.000000	6.084812	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.779675	13.058504	-17.24%	9,430
2010	15.074088	15.779675	4.68%	19,105
2009	11.768783	15.074088	28.09%	21,662
2008	22.230070	11.768783	-47.06%	23,789
2007	21.894163	22.230070	1.53%	43,642
2006	18.080291	21.894163	21.09%	66,439
2005	16.355551	18.080291	10.55%	67,852
2004	13.786097	16.355551	18.64%	37,983
2003*	10.000000	13.786097	37.86%	4,837

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.201018	8.813259	-4.21%	24,157
2010	8.074482	9.201018	13.95%	20,935
2009	6.306937	8.074482	28.03%	8,677
2008*	10.000000	6.306937	-36.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420399	9.680650	-7.10%	11,522
2010*	10.000000	10.420399	4.20%	14,151
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.795065	8.147953	-7.36%	0
2010	7.907475	8.795065	11.22%	3,562
2009	6.291166	7.907475	25.69%	7,922
2008*	10.000000	6.291166	-37.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.763175	9.224248	-5.52%	21,503
2010	7.803801	9.763175	25.11%	23,500
2009	6.222846	7.803801	25.41%	24,892
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.689752	9.133713	-5.74%	98,234
2010	7.766574	9.689752	24.76%	107,722
2009	6.213418	7.766574	25.00%	115,630
2008*	10.000000	6.213418	-37.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.172277	9.802270	-3.64%	89,658
2010	8.619231	10.172277	18.02%	93,873
2009	6.696728	8.619231	28.71%	115,663
2008*	10.000000	6.696728	-33.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.934498	13.657634	-1.99%	23,362
2010	11.259668	13.934498	23.76%	27,520
2009	8.954701	11.259668	25.74%	28,776
2008	16.941859	8.954701	-47.14%	36,044
2007	15.649135	16.941859	8.26%	39,114
2006	15.369821	15.649135	1.82%	51,836
2005	14.413376	15.369821	6.64%	64,283
2004	12.882319	14.413376	11.88%	91,093
2003	9.725788	12.882319	32.46%	101,485
2002	14.778663	9.725788	-34.19%	100,810
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.823421	30.739299	-6.35%	49,883
2010	26.280420	32.823421	24.90%	56,231
2009	21.106873	26.280420	24.51%	66,401
2008	31.535594	21.106873	-33.07%	78,820
2007	34.336874	31.535594	-8.16%	105,464
2006	29.673774	34.336874	15.71%	135,023
2005	29.181930	29.673774	1.69%	170,069
2004	25.218705	29.181930	15.72%	219,375
2003	16.297452	25.218705	54.74%	249,459
2002	22.681958	16.297452	-28.15%	236,769

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.020726	26.106504	-6.83%	39,817
2010	22.665147	28.020726	23.63%	44,889
2009	17.056405	22.665147	32.88%	53,165
2008	27.972742	17.056405	-39.02%	61,214
2007	27.765664	27.972742	0.75%	76,802
2006	25.120487	27.765664	10.53%	100,416
2005	22.670814	25.120487	10.81%	142,314
2004	19.308104	22.670814	17.42%	177,450
2003	13.879545	19.308104	39.11%	175,450
2002	17.018889	13.879545	-18.45%	159,918
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.002966	11.903878	-0.83%	41,904
2010	10.724675	12.002966	11.92%	48,248
2009	8.621508	10.724675	24.39%	65,825
2008	14.953776	8.621508	-42.35%	84,209
2007	14.013068	14.953776	6.71%	96,035
2006	12.500702	14.013068	12.10%	116,286
2005	11.793631	12.500702	6.00%	151,712
2004	10.892809	11.793631	8.27%	168,999
2003	8.659317	10.892809	25.79%	214,895
2002	10.621089	8.659317	-18.47%	236,489
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.274797	9.744667	5.07%	161,765
2010	7.221893	9.274797	28.43%	149,903
2009	5.595431	7.221893	29.07%	159,616
2008*	10.000000	5.595431	-44.05%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519687	10.512764	-0.07%	17,584
2010	10.411702	10.519687	1.04%	25,573
2009	9.853625	10.411702	5.66%	35,342
2008*	10.000000	9.853625	-1.46%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.551092	11.707206	-13.61%	745
2010	12.916734	13.551092	4.91%	745
2009*	10.000000	12.916734	29.12%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.983456	11.547116	-3.64%	29,020
2010	10.492443	11.983456	14.21%	26,933
2009	8.273910	10.492443	26.81%	28,505
2008	13.311361	8.273910	-37.84%	30,942
2007	13.800459	13.311361	-3.54%	39,924
2006	12.069113	13.800459	14.35%	53,337
2005	11.735400	12.069113	2.84%	59,886
2004	10.124293	11.735400	15.91%	83,487
2003	7.808298	10.124293	29.66%	60,584
2002	10.573946	7.808298	-26.16%	61,930

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.491860	10.380494	-1.06%	61,274
2010	10.101568	10.491860	3.86%	64,057
2009	9.035620	10.101568	11.80%	57,445
2008	10.580072	9.035620	-14.60%	68,690
2007	10.237167	10.580072	3.35%	83,993
2006	9.958429	10.237167	2.80%	85,808
2005	9.950715	9.958429	0.08%	82,401
2004	10.008909	9.950715	-0.58%	71,878
2003*	10.000000	10.008909	0.09%	35,328
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.230749	8.033749	-2.39%	463
2010	6.975368	8.230749	18.00%	23,445
2009	5.760162	6.975368	21.10%	2,491
2008	9.647223	5.760162	-40.29%	0
2007	9.729886	9.647223	-0.85%	0
2006*	10.000000	9.729886	-2.70%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.293024	12.709959	-4.39%	610
2010	10.968053	13.293024	21.20%	4,771
2009	8.459602	10.968053	29.65%	373
2008	14.161115	8.459602	-40.26%	961
2007	13.340303	14.161115	6.15%	961
2006	11.892729	13.340303	12.17%	1,922
2005	11.281422	11.892729	5.42%	0
2004*	10.000000	11.281422	12.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.372582	19.341149	-9.50%	60,362
2010	18.680692	21.372582	14.41%	61,770
2009	13.555289	18.680692	37.81%	59,229
2008	22.976209	13.555289	-41.00%	89,403
2007	21.904136	22.976209	4.89%	115,199
2006	18.865932	21.904136	16.10%	150,919
2005	16.725308	18.865932	12.80%	182,487
2004	14.223775	16.725308	17.59%	199,623
2003*	10.000000	14.223775	42.24%	142,950
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.438803	12.158600	-9.53%	114,284
2010	11.747140	13.438803	14.40%	128,518
2009	8.519524	11.747140	37.88%	143,013
2008	14.439213	8.519524	-41.00%	164,656
2007	13.767875	14.439213	4.88%	200,783
2006	11.857869	13.767875	16.11%	251,845
2005	10.515171	11.857869	12.77%	295,031
2004	8.944883	10.515171	17.56%	351,150
2003	6.339745	8.944883	41.09%	449,717
2002	8.253527	6.339745	-23.19%	590,392

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.820207	2.729923	-3.20%	25,415
2010	2.492736	2.820207	13.14%	28,274
2009	1.993510	2.492736	25.04%	3,101
2008	9.573619	1.993510	-79.18%	22,864
2007*	10.000000	9.573619	-4.26%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.051895	2.940420	-3.65%	0
2010	2.694504	3.051895	13.26%	0
2009	2.179565	2.694504	23.63%	0
2008	10.359570	2.179565	-78.96%	0
2007	10.512796	10.359570	-1.46%	0
2006*	10.000000	10.512796	5.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.731396	13.544448	-1.36%	114,773
2010	11.988148	13.731396	14.54%	126,515
2009	9.472790	11.988148	26.55%	137,925
2008	15.606456	9.472790	-39.30%	153,753
2007	15.150935	15.606456	3.01%	182,930
2006	13.351587	15.150935	13.48%	207,177
2005	12.770576	13.351587	4.55%	262,003
2004	11.826595	12.770576	7.98%	337,857
2003	9.460540	11.826595	25.01%	374,490
2002	11.810153	9.460540	-19.89%	314,127
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.851723	9.503968	-3.53%	13,340
2010	8.092326	9.851723	21.74%	24,926
2009	5.979109	8.092326	35.34%	28,102
2008	9.749103	5.979109	-38.67%	14,393
2007	10.004288	9.749103	-2.55%	18,030
2006*	10.000000	10.004288	0.04%	9,038
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.425526	14.387112	-0.27%	32,233
2010	11.471960	14.425526	25.75%	26,054
2009	8.769449	11.471960	30.82%	32,973
2008	17.453795	8.769449	-49.76%	44,330
2007	16.640228	17.453795	4.89%	43,121
2006	16.383114	16.640228	1.57%	70,927
2005	14.784164	16.383114	10.82%	93,508
2004	12.511950	14.784164	18.16%	119,500
2003	10.098682	12.511950	23.90%	122,536
2002	14.177025	10.098682	-28.77%	122,945
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.725233	12.540903	6.96%	17,462
2010	10.867188	11.725233	7.90%	12,446
2009*	10.000000	10.867188	8.64%	473

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.358857	11.318862	-0.35%	74,276
2010	10.946630	11.358857	3.77%	65,447
2009*	10.000000	10.946630	9.43%	18,699
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.541009	11.478993	8.90%	17,270
2010*	10.000000	10.541009	5.41%	5,783
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.963069	11.426292	4.23%	2,095
2010	10.372014	10.963069	5.70%	2,863
2009	9.589082	10.372014	8.16%	3,028
2008	10.824988	9.589082	-11.42%	3,432
2007	10.406425	10.824988	4.02%	7,789
2006*	10.000000	10.406425	4.06%	5,258
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.985266	40.109303	5.59%	9,792
2010	35.085823	37.985266	8.26%	10,024
2009	27.314305	35.085823	28.45%	10,059
2008	32.565389	27.314305	-16.12%	10,285
2007	30.989172	32.565389	5.09%	10,830
2006	28.348378	30.989172	9.32%	11,036
2005	25.599081	28.348378	10.74%	11,196
2004	23.577028	25.599081	8.58%	14,067
2003	18.691227	23.577028	26.14%	28,390
2002	17.347230	18.691227	7.75%	10,273
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	55.770790	40.857991	-26.74%	2,053
2010	44.570461	55.770790	25.13%	2,390
2009	21.193516	44.570461	110.30%	5,283
2008	61.000464	21.193516	-65.26%	5,546
2007	44.936453	61.000464	35.75%	11,756
2006	32.653846	44.936453	37.61%	16,286
2005	25.075792	32.653846	30.22%	17,624
2004	20.191153	25.075792	24.19%	21,299
2003	13.274041	20.191153	52.11%	29,007
2002	13.857976	13.274041	-4.21%	30,469
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.481851	44.081324	-17.58%	929
2010	41.949101	53.481851	27.49%	989
2009	26.992877	41.949101	55.41%	1,056
2008	50.790086	26.992877	-46.85%	2,492
2007	35.422343	50.790086	43.38%	3,172
2006	28.841712	35.422343	22.82%	3,787
2005	19.275174	28.841712	49.63%	5,647
2004	15.728084	19.275174	22.55%	9,209
2003	11.011517	15.728084	42.83%	12,314
2002	11.487829	11.011517	-4.15%	8,584
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.361321	15.398932	-5.88%	1,613
2010	13.082528	16.361321	25.06%	21,457
2009*	10.000000	13.082528	30.78%	4,073

Additional Contract Options Elected - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.878283	9.801452	-9.90%	6,594
2010	8.715275	10.878283	24.82%	14,774
2009	6.195961	8.715275	40.66%	3,851
2008*	10.000000	6.195961	-38.04%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.628349	13.914531	10.18%	79,623
2010	12.183910	12.628349	3.65%	81,566
2009	11.211657	12.183910	8.67%	81,859
2008	11.554412	11.211657	-2.97%	66,367
2007	10.703194	11.554412	7.95%	63,133
2006	10.685142	10.703194	0.17%	53,407
2005	10.669705	10.685142	0.14%	76,506
2004	10.226939	10.669705	4.33%	65,652
2003*	10.000000	10.226939	2.27%	24,270
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.987835	13.204933	1.67%	44,367
2010	11.539646	12.987835	12.55%	47,805
2009	9.910108	11.539646	16.44%	52,719
2008	15.365439	9.910108	-35.50%	61,106
2007	15.595327	15.365439	-1.47%	105,654
2006	13.507947	15.595327	15.45%	115,651
2005	13.092858	13.507947	3.17%	133,174
2004	11.751833	13.092858	11.41%	147,460
2003	9.213961	11.751833	27.54%	137,995
2002	11.590032	9.213961	-20.50%	115,407
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.960402	11.711493	-2.08%	4,324
2010	10.171685	11.960402	17.59%	4,846
2009	7.938834	10.171685	28.13%	12,575
2008	10.643035	7.938834	-25.41%	8,322
2007	11.049729	10.643035	-3.68%	4,642
2006*	10.000000	11.049729	10.50%	2,642
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.056117	12.405078	-4.99%	82,122
2010	12.063857	13.056117	8.23%	30,396
2009*	10.000000	12.063857	20.64%	15,004
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.109725	14.982459	-0.84%	17,361
2010	12.178690	15.109725	24.07%	17,761
2009	9.879210	12.178690	23.28%	18,470
2008	14.503198	9.879210	-31.88%	22,187
2007	14.807242	14.503198	-2.05%	19,649
2006	13.125399	14.807242	12.81%	28,852
2005	12.413331	13.125399	5.74%	45,447
2004	10.329023	12.413331	20.18%	53,403
2003	7.603070	10.329023	35.85%	40,196
2002*	10.000000	7.603070	-23.97%	10,571

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.287657	11.230274	-0.51%	6,623
2010	9.970594	11.287657	13.21%	6,664
2009	7.560169	9.970594	31.88%	6,571
2008	11.692955	7.560169	-35.34%	6,690
2007	11.003223	11.692955	6.27%	6,691
2006	10.218827	11.003223	7.68%	6,604
2005	10.001884	10.218827	2.17%	15,567
2004	9.550729	10.001884	4.72%	26,667
2003	7.687264	9.550729	24.24%	16,854
2002	10.972704	7.687264	-29.94%	4,023
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.930981	12.989724	0.45%	199,113
2010	11.419938	12.930981	13.23%	205,616
2009	9.167807	11.419938	24.57%	213,353
2008	14.792314	9.167807	-38.02%	224,081
2007	14.254382	14.792314	3.77%	233,428
2006	12.516404	14.254382	13.89%	478,813
2005	12.124769	12.516404	3.23%	556,423
2004	11.114277	12.124769	9.09%	615,191
2003	8.781243	11.114277	26.57%	751,431
2002	11.471393	8.781243	-23.45%	522,055
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.431777	15.512613	7.49%	42,181
2010	12.692396	14.431777	13.70%	32,168
2009	10.503190	12.692396	20.84%	30,873
2008	15.120919	10.503190	-30.54%	32,881
2007	14.315710	15.120919	5.62%	37,236
2006	12.464569	14.315710	14.85%	44,490
2005	12.110835	12.464569	2.92%	58,136
2004	11.692755	12.110835	3.58%	68,826
2003	9.786828	11.692755	19.47%	69,624
2002	11.917939	9.786828	-17.88%	77,065
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.948207	16.082889	0.84%	126,550
2010	14.906875	15.948207	6.99%	135,212
2009	12.553222	14.906875	18.75%	148,336
2008	13.732251	12.553222	-8.59%	166,494
2007	13.216733	13.732251	3.90%	210,380
2006	12.869267	13.216733	2.70%	251,502
2005	12.884321	12.869267	-0.12%	324,841
2004	12.610763	12.884321	2.17%	362,655
2003	12.222015	12.610763	3.18%	453,900
2002	11.340121	12.222015	7.78%	768,757
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.312070	11.122350	-1.68%	0
2010	10.176442	11.312070	11.16%	0
2009	8.313085	10.176442	22.41%	0
2008	11.253089	8.313085	-26.13%	1,576
2007	10.505459	11.253089	7.12%	2,232
2006*	10.000000	10.505459	5.05%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.874747	10.602215	-2.51%	278
2010	9.630658	10.874747	12.92%	431
2009	7.584783	9.630658	26.97%	600
2008	11.432335	7.584783	-33.65%	809
2007	10.525423	11.432335	8.62%	975
2006*	10.000000	10.525423	5.25%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.461668	10.037368	-4.06%	0
2010	9.146676	10.461668	14.38%	0
2009	7.059531	9.146676	29.56%	0
2008	11.562493	7.059531	-38.94%	0
2007	10.545563	11.562493	9.64%	0
2006*	10.000000	10.545563	5.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.340902	9.666237	-6.52%	30,075
2010	8.801514	10.340902	17.49%	25,447
2009	6.048851	8.801514	45.51%	36,779
2008	13.455244	6.048851	-55.04%	17,579
2007	9.370407	13.455244	43.59%	23,348
2006*	10.000000	9.370407	-6.30%	6,969
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.468450	14.388826	-0.55%	182,428
2010	12.750014	14.468450	13.48%	198,257
2009	9.944576	12.750014	28.21%	207,801
2008	17.603654	9.944576	-43.51%	245,299
2007	17.605402	17.603654	-0.01%	272,747
2006	14.868984	17.605402	18.40%	358,874
2005	14.258511	14.868984	4.28%	413,584
2004	12.983123	14.258511	9.82%	511,447
2003	10.111588	12.983123	28.40%	507,922
2002	12.355466	10.111588	-18.16%	368,323
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.573533	12.415372	-1.26%	40,359
2010	10.279106	12.573533	22.32%	45,357
2009	8.135167	10.279106	26.35%	39,915
2008	15.636843	8.135167	-47.97%	61,009
2007	12.500955	15.636843	25.09%	90,247
2006	11.878333	12.500955	5.24%	96,745
2005	11.399783	11.878333	4.20%	116,356
2004	11.196253	11.399783	1.82%	185,405
2003	8.551687	11.196253	30.92%	208,417
2002	12.425772	8.551687	-31.18%	137,066

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.525764	13.860429	2.47%	20,943
2010	12.055544	13.525764	12.20%	36,392
2009	8.504019	12.055544	41.76%	44,112
2008	11.509516	8.504019	-26.11%	54,382
2007	11.371725	11.509516	1.21%	82,786
2006	10.373232	11.371725	9.63%	150,597
2005	10.261209	10.373232	1.09%	181,969
2004	9.506798	10.261209	7.94%	244,391
2003	7.593653	9.506798	25.19%	309,122
2002	7.432559	7.593653	2.17%	135,883
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.521192	11.814152	2.54%	45,584
2010	10.280217	11.521192	12.07%	49,230
2009	7.243785	10.280217	41.92%	51,548
2008	9.792776	7.243785	-26.03%	23,600
2007*	10.000000	9.792776	-2.07%	54,326
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.778972	13.508871	5.71%	46,892
2010	12.036092	12.778972	6.17%	52,956
2009	10.552916	12.036092	14.05%	61,219
2008	11.073183	10.552916	-4.70%	15,953
2007	10.777370	11.073183	2.74%	82,379
2006	10.479364	10.777370	2.84%	31,337
2005	10.411178	10.479364	0.65%	32,747
2004	10.121844	10.411178	2.86%	22,889
2003*	10.000000	10.121844	1.22%	10,047
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.719144	10.316987	-11.96%	16,675
2010	9.234738	11.719144	26.90%	24,706
2009	6.689160	9.234738	38.06%	9,625
2008	11.215287	6.689160	-40.36%	9,421
2007	9.849935	11.215287	13.86%	7,069
2006*	10.000000	9.849935	-1.50%	5,542
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.921110	12.993968	-18.39%	1,843
2010	14.290321	15.921110	11.41%	2,302
2009	11.462720	14.290321	24.67%	2,379
2008	20.710438	11.462720	-44.65%	2,473
2007	17.922234	20.710438	15.56%	3,015
2006	15.410290	17.922234	16.30%	7,350
2005	13.136258	15.410290	17.31%	7,506
2004	11.739347	13.136258	11.90%	13,050
2003	8.313864	11.739347	41.20%	13,447
2002	10.585490	8.313864	-21.46%	15,941

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.799842	12.067997	-18.46%	69,361
2010	13.281875	14.799842	11.43%	71,266
2009	10.649405	13.281875	24.72%	75,812
2008	19.245422	10.649405	-44.67%	75,637
2007	16.651827	19.245422	15.58%	59,155
2006	14.317604	16.651827	16.30%	89,626
2005	12.209635	14.317604	17.26%	91,784
2004	10.910427	12.209635	11.91%	97,961
2003	7.724242	10.910427	41.25%	93,374
2002*	10.000000	7.724242	-22.76%	79,562
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.616436	13.136939	-10.12%	5,500
2010	11.722632	14.616436	24.69%	5,882
2009	7.553572	11.722632	55.19%	9,500
2008	15.691143	7.553572	-51.86%	7,066
2007	15.071219	15.691143	4.11%	8,910
2006	13.154007	15.071219	14.58%	15,675
2005	13.007940	13.154007	1.12%	17,874
2004	11.573740	13.007940	12.39%	28,021
2003	7.438892	11.573740	55.58%	19,507
2002*	10.000000	7.438892	-25.61%	3,128
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.710454	11.822160	0.95%	68,701
2010	10.540823	11.710454	11.10%	70,137
2009	7.884068	10.540823	33.70%	69,477
2008	11.367190	7.884068	-30.64%	65,581
2007	11.112000	11.367190	2.30%	82,084
2006*	10.000000	11.112000	11.12%	13,939
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388032	9.857727	-5.10%	4,792
2010	8.216525	10.388032	26.43%	339
2009	6.452025	8.216525	27.35%	11,857
2008	9.769322	6.452025	-33.96%	16,382
2007	10.150386	9.769322	-3.75%	470
2006*	10.000000	10.150386	1.50%	4,745
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.205881	8.937286	-2.92%	12,589
2010	8.468198	9.205881	8.71%	9,603
2009	6.593718	8.468198	28.43%	0
2008*	10.000000	6.593718	-34.06%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.451999	10.330733	-17.04%	9,234
2010	10.746557	12.451999	15.87%	8,050
2009	6.313407	10.746557	70.22%	9,856
2008	13.529433	6.313407	-53.34%	5,324
2007	10.662627	13.529433	26.89%	2,977
2006*	10.000000	10.662627	6.63%	539

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.495628	9.243775	-11.93%	54,329
2010	9.819093	10.495628	6.89%	54,603
2009	7.258526	9.819093	35.28%	66,781
2008	12.350333	7.258526	-41.23%	62,444
2007	10.850622	12.350333	13.82%	3,515
2006*	10.000000	10.850622	8.51%	3,384
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.799654	15.449659	-2.22%	42,178
2010	14.009423	15.799654	12.78%	43,154
2009	11.971313	14.009423	17.02%	55,045
2008	11.431762	11.971313	4.72%	36,226
2007	10.442823	11.431762	9.47%	19,950
2006*	10.000000	10.442823	4.43%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.971594	21.018406	-8.50%	16,731
2010	21.437776	22.971594	7.15%	15,105
2009	17.387222	21.437776	23.30%	11,501
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.562054	8.773952	-8.24%	75,853
2010	9.107636	9.562054	4.99%	77,458
2009	6.326003	9.107636	43.97%	120,744
2008	11.520915	6.326003	-45.09%	135,393
2007	8.552224	11.520915	34.71%	76,012
2006	7.948696	8.552224	7.59%	61,281
2005	7.161930	7.948696	10.99%	68,758
2004	6.157266	7.161930	16.32%	83,409
2003	5.193752	6.157266	18.55%	86,255
2002	6.265584	5.193752	-17.11%	99,857
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.925784	4.436450	-9.93%	0
2010	4.015918	4.925784	22.66%	464
2009	2.595933	4.015918	54.70%	464
2008	4.699186	2.595933	-44.76%	464
2007	3.916461	4.699186	19.99%	548
2006	3.683574	3.916461	6.32%	548
2005	3.348910	3.683574	9.99%	2,970
2004	3.377335	3.348910	-0.84%	3,060
2003	2.338439	3.377335	44.43%	4,343
2002	4.015227	2.338439	-41.76%	5,598
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.050778	11.375515	-33.28%	6,937
2010	13.832197	17.050778	23.27%	6,937
2009	7.834034	13.832197	76.57%	7,022
2008	16.632567	7.834034	-52.90%	7,029
2007	13.177706	16.632567	26.22%	9,320
2006	9.114282	13.177706	44.58%	10,133
2005	7.005646	9.114282	30.10%	12,191
2004	5.986432	7.005646	17.03%	18,318
2003	4.512894	5.986432	32.65%	28,126
2002	6.165048	4.512894	-26.80%	51,851

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.279258	14.384008	0.73%	8,591
2010	11.730542	14.279258	21.73%	8,780
2009	9.390184	11.730542	24.92%	8,780
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.298488	10.107238	-1.86%	37,606
2010	9.391265	10.298488	9.66%	30,461
2009	7.778283	9.391265	20.74%	29,042
2008	11.729383	7.778283	-33.69%	18,079
2007	11.057180	11.729383	6.08%	29,345
2006*	10.000000	11.057180	10.57%	16,020
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.742489	10.404132	-3.15%	4,452
2010*	10.000000	10.742489	7.42%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.796820	7.634801	-2.08%	1,921
2010	6.631125	7.796820	17.58%	1,489
2009	5.038723	6.631125	31.60%	1,494
2008	8.337574	5.038723	-39.57%	1,499
2007	7.074000	8.337574	17.86%	18,233
2006	6.757391	7.074000	4.69%	9,720
2005	6.434764	6.757391	5.01%	9,888
2004	6.033943	6.434764	6.64%	4,840
2003	4.610169	6.033943	30.88%	291
2002	6.559782	4.610169	-29.72%	3,525
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.925107	13.819345	-0.76%	99,686
2010	12.446849	13.925107	11.88%	120,073
2009*	10.000000	12.446849	24.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.185355	10.136363	-0.48%	54,431
2010	9.221689	10.185355	10.45%	55,064
2009	7.578222	9.221689	21.69%	61,505
2008	10.944829	7.578222	-30.76%	61,025
2007	10.458763	10.944829	4.65%	96,286
2006*	10.000000	10.458763	4.59%	63,636
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.886683	11.349117	4.25%	24,535
2010	10.417221	10.886683	4.51%	28,917
2009	9.420556	10.417221	10.58%	32,288
2008	10.600857	9.420556	-11.13%	43,521
2007	10.440837	10.600857	1.53%	58,887
2006*	10.000000	10.440837	4.41%	10,105
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.227749	10.040218	-10.58%	8,296
2010	10.230924	11.227749	9.74%	8,986
2009	7.327629	10.230924	39.62%	23,833
2008	12.111276	7.327629	-39.50%	29,641
2007	10.741225	12.111276	12.76%	6,877
2006*	10.000000	10.741225	7.41%	4,408

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.936478	9.338308	-6.02%	46,142
2010	8.526248	9.936478	16.54%	44,421
2009	6.230855	8.526248	36.84%	46,183
2008	11.327974	6.230855	-45.00%	36,368
2007	10.267965	11.327974	10.32%	18,586
2006*	10.000000	10.267965	2.68%	8,337
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.437999	8.134094	-3.60%	7,096
2010	7.711392	8.437999	9.42%	8,289
2009	5.984290	7.711392	28.86%	16,396
2008	9.799507	5.984290	-38.93%	6,438
2007*	10.000000	9.799507	-2.00%	4,794
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.613435	17.006776	2.37%	7,943
2010	14.890479	16.613435	11.57%	12,096
2009	10.343788	14.890479	43.96%	13,776
2008	14.568352	10.343788	-29.00%	17,873
2007	14.327225	14.568352	1.68%	25,425
2006	13.137103	14.327225	9.06%	37,339
2005	13.013356	13.137103	0.95%	50,069
2004	11.987751	13.013356	8.56%	92,590
2003	9.943317	11.987751	20.56%	107,483
2002	9.769394	9.943317	1.78%	63,747
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.197926	13.509026	2.36%	46,693
2010	11.828576	13.197926	11.58%	32,897
2009	8.212227	11.828576	44.04%	30,336
2008	11.583704	8.212227	-29.11%	37,162
2007	11.388285	11.583704	1.72%	83,554
2006	10.442736	11.388285	9.05%	31,678
2005*	10.000000	10.442736	4.43%	28,966
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.825688	7.691254	-12.85%	60,393
2010	7.742536	8.825688	13.99%	69,081
2009	5.133661	7.742536	50.82%	90,948
2008*	10.000000	5.133661	-48.66%	3,328
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.672275	9.233874	-4.53%	1,577
2010	7.937739	9.672275	21.85%	0
2009	6.120401	7.937739	29.69%	0
2008*	10.000000	6.120401	-38.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.172909	8.467819	-7.69%	0
2010	8.092734	9.172909	13.35%	0
2009	6.352856	8.092734	27.39%	0
2008*	10.000000	6.352856	-36.47%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.178550	9.901343	-2.72%	14,941
2010	9.350064	10.178550	8.86%	15,653
2009	7.914141	9.350064	18.14%	15,108
2008*	10.000000	7.914141	-20.86%	15,108
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.757848	9.289782	-4.80%	13,207
2010	8.805424	9.757848	10.82%	4,795
2009	7.192456	8.805424	22.43%	5,097
2008*	10.000000	7.192456	-28.08%	5,099
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.636271	10.635656	-0.01%	0
2010	10.100382	10.636271	5.31%	0
2009	9.063670	10.100382	11.44%	3,873
2008*	10.000000	9.063670	-9.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.968937	9.600365	-3.70%	0
2010	9.078170	9.968937	9.81%	0
2009	7.550034	9.078170	20.24%	0
2008*	10.000000	7.550034	-24.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.523283	8.951550	-6.00%	0
2010	8.523825	9.523283	11.73%	0
2009	6.829631	8.523825	24.81%	0
2008*	10.000000	6.829631	-31.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.346130	10.174002	-1.66%	22,410
2010	9.623621	10.346130	7.51%	7,498
2009	8.293877	9.623621	16.03%	7,498
2008*	10.000000	8.293877	-17.06%	7,498
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.154881	11.724510	5.11%	17,817
2010	10.567560	11.154881	5.56%	12,475
2009	9.852148	10.567560	7.26%	16,022
2008*	10.000000	9.852148	-1.48%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.037904	12.587652	4.57%	3,566
2010	11.292531	12.037904	6.60%	3,995
2009	9.836146	11.292531	14.81%	9,170
2008*	10.000000	9.836146	-1.64%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.585692	19.583210	-23.46%	0
2010	22.335735	25.585692	14.55%	0
2009	13.870698	22.335735	61.03%	0
2008	33.307042	13.870698	-58.36%	0
2007	23.205358	33.307042	43.53%	35
2006	17.213353	23.205358	34.81%	35
2005	13.161389	17.213353	30.79%	205
2004	11.054993	13.161389	19.05%	223
2003	6.784099	11.054993	62.95%	742
2002	8.116661	6.784099	-16.42%	985
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.260426	21.625554	-23.48%	11,314
2010	24.662454	28.260426	14.59%	19,465
2009	15.299635	24.662454	61.20%	18,015
2008	36.797325	15.299635	-58.42%	19,076
2007	25.642476	36.797325	43.50%	25,805
2006	19.031401	25.642476	34.74%	16,226
2005	14.549538	19.031401	30.80%	40,385
2004	12.219653	14.549538	19.07%	15,687
2003	7.500827	12.219653	62.91%	4,175
2002*	10.000000	7.500827	-24.99%	2,157
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.181780	16.055896	5.76%	159,465
2010	14.694661	15.181780	3.31%	166,510
2009	14.513118	14.694661	1.25%	191,390
2008	13.664343	14.513118	6.21%	281,866
2007	12.933561	13.664343	5.65%	266,808
2006	12.692608	12.933561	1.90%	180,184
2005	12.465513	12.692608	1.82%	213,505
2004	12.243119	12.465513	1.82%	226,966
2003	12.173458	12.243119	0.57%	321,868
2002	11.124403	12.173458	9.43%	616,020
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.716421	10.424572	-11.03%	0
2010	10.488624	11.716421	11.71%	718
2009	8.200240	10.488624	27.91%	779
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.715659	16.652161	-11.03%	7,846
2010	16.757493	18.715659	11.69%	5,385
2009	13.106515	16.757493	27.86%	3,860
2008	24.634597	13.106515	-46.80%	6,653
2007	19.651130	24.634597	25.36%	19,531
2006	14.989960	19.651130	31.10%	15,985
2005	11.678247	14.989960	28.36%	11,927
2004	10.357459	11.678247	12.75%	5,363
2003	7.761892	10.357459	33.44%	1,729
2002*	10.000000	7.761892	-22.38%	1,512

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.825898	7.584319	-14.07%	399
2010	8.334511	8.825898	5.90%	410
2009	6.572504	8.334511	26.81%	421
2008	11.713296	6.572504	-43.89%	432
2007	10.860812	11.713296	7.85%	448
2006*	10.000000	10.860812	8.61%	514
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.595059	12.878109	-5.27%	26,757
2010	12.028363	13.595059	13.03%	27,172
2009	9.590102	12.028363	25.42%	27,172
2008	15.400568	9.590102	-37.73%	27,172
2007	14.742058	15.400568	4.47%	26,331
2006	12.792856	14.742058	15.24%	8,062
2005	12.020568	12.792856	6.42%	8,271
2004	10.691584	12.020568	12.43%	9,983
2003	8.222834	10.691584	30.02%	25,782
2002*	10.000000	8.222834	-17.77%	17,700
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.485749	12.420224	-0.52%	4,147
2010	11.531239	12.485749	8.28%	6,657
2009*	10.000000	11.531239	15.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.355194	13.045391	-2.32%	0
2010	12.090220	13.355194	10.46%	0
2009*	10.000000	12.090220	20.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.554982	12.742431	1.49%	54,546
2010	12.024651	12.554982	4.41%	61,709
2009	11.179749	12.024651	7.56%	66,324
2008	12.065159	11.179749	-7.34%	45,508
2007	11.612509	12.065159	3.90%	35,886
2006	11.093142	11.612509	4.68%	43,209
2005	10.890089	11.093142	1.86%	65,662
2004	10.553714	10.890089	3.19%	76,870
2003	9.919273	10.553714	6.40%	85,697
2002*	10.000000	9.919273	-0.81%	99,206
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.329878	13.138332	-1.44%	297,934
2010	12.188811	13.329878	9.36%	333,322
2009	10.376310	12.188811	17.47%	362,668
2008	13.702051	10.376310	-24.27%	262,852
2007	13.153254	13.702051	4.17%	294,685
2006	11.979453	13.153254	9.80%	384,897
2005	11.532734	11.979453	3.87%	427,356
2004	10.678199	11.532734	8.00%	442,274
2003	9.020903	10.678199	18.37%	372,836
2002*	10.000000	9.020903	-9.79%	154,951

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.631623	13.155324	-3.49%	61,037
2010	12.252537	13.631623	11.26%	70,909
2009	9.989754	12.252537	22.65%	94,115
2008	14.767442	9.989754	-32.35%	105,537
2007	14.110426	14.767442	4.66%	114,591
2006	12.493570	14.110426	12.94%	126,876
2005	11.833566	12.493570	5.58%	122,601
2004	10.706793	11.833566	10.52%	126,060
2003	8.574196	10.706793	24.87%	148,829
2002*	10.000000	8.574196	-14.26%	63,723
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.119542	13.203082	0.64%	74,254
2010	12.261505	13.119542	7.00%	103,257
2009	10.854964	12.261505	12.96%	117,461
2008	12.958668	10.854964	-16.23%	108,068
2007	12.416152	12.958668	4.37%	157,709
2006	11.613758	12.416152	6.91%	181,274
2005	11.272511	11.613758	3.03%	214,062
2004	10.668780	11.272511	5.66%	212,112
2003	9.516564	10.668780	12.11%	212,629
2002*	10.000000	9.516564	-4.83%	122,166
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.879239	13.379633	-3.60%	179,509
2010	12.937705	13.879239	7.28%	239,988
2009*	10.000000	12.937705	29.38%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.258994	26.194264	-3.91%	35,629
2010	21.905984	27.258994	24.44%	39,955
2009	16.245788	21.905984	34.84%	45,333
2008	25.932810	16.245788	-37.35%	53,209
2007	24.454381	25.932810	6.05%	79,500
2006	22.568763	24.454381	8.35%	116,919
2005	20.417909	22.568763	10.53%	132,863
2004	17.892866	20.417909	14.11%	127,705
2003	13.476762	17.892866	32.77%	142,647
2002	16.138025	13.476762	-16.49%	102,391
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.565023	11.403562	-1.40%	273,407
2010	11.729216	11.565023	-1.40%	269,694
2009	11.890766	11.729216	-1.36%	321,001
2008	11.816919	11.890766	0.62%	533,671
2007	11.437465	11.816919	3.32%	415,830
2006	11.096705	11.437465	3.07%	329,257
2005	10.961374	11.096705	1.23%	366,203
2004	11.027537	10.961374	-0.60%	343,261
2003	11.114578	11.027537	-0.78%	569,823
2002	11.137467	11.114578	-0.21%	866,880

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.778518	16.421308	4.07%	36,698
2010	14.470434	15.778518	9.04%	40,617
2009	11.799208	14.470434	22.64%	43,636
2008	14.468591	11.799208	-18.45%	62,338
2007	14.026433	14.468591	3.15%	93,379
2006	13.568574	14.026433	3.37%	98,185
2005	13.467108	13.568574	0.75%	116,999
2004	12.820626	13.467108	5.04%	129,297
2003	11.597439	12.820626	10.55%	115,419
2002	10.971350	11.597439	5.71%	83,045
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.202487	8.223973	-10.63%	16,363
2010	8.184265	9.202487	12.44%	16,976
2009	6.082741	8.184265	34.55%	17,647
2008*	10.000000	6.082741	-39.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.718480	13.001272	-17.29%	6,689
2010	15.023225	15.718480	4.63%	6,759
2009	11.735032	15.023225	28.02%	9,784
2008	22.177588	11.735032	-47.09%	13,390
2007	21.853598	22.177588	1.48%	16,090
2006	18.055902	21.853598	21.03%	18,956
2005	16.341750	18.055902	10.49%	17,373
2004	13.781443	16.341750	18.58%	22,097
2003*	10.000000	13.781443	37.81%	2,737
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.188587	8.796906	-4.26%	18,508
2010	8.067649	9.188587	13.89%	13,146
2009	6.304802	8.067649	27.96%	5,859
2008*	10.000000	6.304802	-36.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.416860	9.672458	-7.15%	9,929
2010*	10.000000	10.416860	4.17%	14,050
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.783164	8.132803	-7.40%	54,227
2010	7.900785	8.783164	11.17%	55,220
2009	6.289031	7.900785	25.63%	57,222
2008*	10.000000	6.289031	-37.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.749946	9.207097	-5.57%	4,458
2010	7.797173	9.749946	25.04%	10,441
2009	6.220733	7.797173	25.34%	11,089

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.676660	9.116761	-5.79%	52,985
2010	7.760008	9.676660	24.70%	55,288
2009	6.211307	7.760008	24.93%	60,447
2008*	10.000000	6.211307	-37.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.158513	9.784057	-3.69%	57,851
2010	8.611937	10.158513	17.96%	60,675
2009	6.694455	8.611937	28.64%	74,855
2008*	10.000000	6.694455	-33.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.852352	13.570259	-2.04%	8,903
2010	11.198962	13.852352	23.69%	10,301
2009	8.910934	11.198962	25.68%	10,504
2008	16.867623	8.910934	-47.17%	11,305
2007	15.588507	16.867623	8.21%	20,551
2006	15.318030	15.588507	1.77%	26,802
2005	14.372068	15.318030	6.58%	30,524
2004	12.851906	14.372068	11.83%	32,432
2003	9.707740	12.851906	32.39%	37,573
2002	14.758730	9.707740	-34.22%	37,514
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.620202	30.533520	-6.40%	16,360
2010	26.130932	32.620202	24.83%	18,438
2009	20.997459	26.130932	24.45%	21,047
2008	31.388067	20.997459	-33.10%	27,783
2007	34.193682	31.388067	-8.21%	36,537
2006	29.564986	34.193682	15.66%	48,067
2005	29.089641	29.564986	1.63%	56,988
2004	25.151693	29.089641	15.66%	86,601
2003	16.262376	25.151693	54.66%	84,424
2002	22.644645	16.262376	-28.18%	79,267
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.847272	25.931771	-6.88%	45,488
2010	22.536251	27.847272	23.57%	51,046
2009	16.967998	22.536251	32.82%	54,114
2008	27.841912	16.967998	-39.06%	64,888
2007	27.649899	27.841912	0.69%	57,264
2006	25.028404	27.649899	10.47%	88,247
2005	22.599126	25.028404	10.75%	110,201
2004	19.256799	22.599126	17.36%	109,482
2003	13.849676	19.256799	39.04%	99,939
2002	16.990870	13.849676	-18.49%	93,149
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.928634	11.824177	-0.88%	24,650
2010	10.663668	11.928634	11.86%	25,338
2009	8.576821	10.663668	24.33%	22,139
2008	14.883829	8.576821	-42.37%	26,278
2007	13.954626	14.883829	6.66%	33,120
2006	12.454858	13.954626	12.04%	41,279
2005	11.756316	12.454858	5.94%	67,378
2004	10.863847	11.756316	8.22%	79,410
2003	8.640665	10.863847	25.73%	83,002
2002	10.603608	8.640665	-18.51%	63,624

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.262269	9.726579	5.01%	54,674
2010	7.215778	9.262269	28.36%	68,431
2009	5.593521	7.215778	29.00%	75,150
2008*	10.000000	5.593521	-44.06%	951
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.505471	10.493248	-0.12%	24,816
2010	10.402907	10.505471	0.99%	25,324
2009	9.850295	10.402907	5.61%	26,235
2008*	10.000000	9.850295	-1.50%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.539657	11.691392	-13.65%	0
2010	12.912369	13.539657	4.86%	0
2009*	10.000000	12.912369	29.12%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.909239	11.469793	-3.69%	4,454
2010	10.432735	11.909239	14.15%	3,512
2009	8.231001	10.432735	26.75%	5,624
2008	13.249079	8.231001	-37.87%	7,154
2007	13.742893	13.249079	-3.59%	23,637
2006	12.024844	13.742893	14.29%	29,322
2005	11.698262	12.024844	2.79%	35,770
2004	10.097367	11.698262	15.85%	40,978
2003	7.791482	10.097367	29.59%	27,435
2002	10.556552	7.791482	-26.19%	7,345
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.451154	10.334992	-1.11%	26,582
2010	10.067484	10.451154	3.81%	22,110
2009	9.009695	10.067484	11.74%	24,417
2008	10.555062	9.009695	-14.64%	23,586
2007	10.218181	10.555062	3.30%	25,654
2006	9.944989	10.218181	2.75%	23,583
2005	9.942308	9.944989	0.03%	34,020
2004	10.005513	9.942308	-0.63%	50,530
2003*	10.000000	10.005513	0.06%	63,959
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.211320	8.010729	-2.44%	566
2010	6.962419	8.211320	17.94%	604
2009	5.752371	6.962419	21.04%	11,926
2008	9.639072	5.752371	-40.32%	11,384
2007	9.726615	9.639072	-0.90%	0
2006*	10.000000	9.726615	-2.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.248211	12.660703	-4.43%	368
2010	10.936610	13.248211	21.14%	0
2009	8.439623	10.936610	29.59%	0
2008	14.134860	8.439623	-40.29%	425
2007	13.322362	14.134860	6.10%	425
2006	11.882732	13.322362	12.12%	425
2005	11.277640	11.882732	5.37%	0
2004*	10.000000	11.277640	12.78%	154

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.289616	19.256315	-9.55%	32,399
2010	18.617594	21.289616	14.35%	33,265
2009	13.516351	18.617594	37.74%	38,425
2008	22.921857	13.516351	-41.03%	48,925
2007	21.863480	22.921857	4.84%	59,473
2006	18.840442	21.863480	16.05%	80,783
2005	16.711161	18.840442	12.74%	107,201
2004	14.218957	16.711161	17.53%	161,217
2003*	10.000000	14.218957	42.19%	148,182
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.366337	12.086923	-9.57%	33,017
2010	11.689703	13.366337	14.34%	44,918
2009	8.482166	11.689703	37.82%	51,050
2008	14.383197	8.482166	-41.03%	78,218
2007	13.721463	14.383197	4.82%	96,454
2006	11.823860	13.721463	16.05%	111,291
2005	10.490302	11.823860	12.71%	133,741
2004	8.928255	10.490302	17.50%	168,356
2003	6.331165	8.928255	41.02%	193,803
2002	8.246547	6.331165	-23.23%	266,356
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.814944	2.723460	-3.25%	0
2010	2.489349	2.814944	13.08%	0
2009	1.991820	2.489349	24.98%	1,739
2008	9.570368	1.991820	-79.19%	0
2007*	10.000000	9.570368	-4.30%	32,305
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.044681	2.931984	-3.70%	0
2010	2.689494	3.044681	13.21%	428
2009	2.176607	2.689494	23.56%	428
2008	10.350807	2.176607	-78.97%	428
2007	10.509264	10.350807	-1.51%	428
2006*	10.000000	10.509264	5.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.646425	13.453826	-1.41%	59,735
2010	11.919993	13.646425	14.48%	62,551
2009	9.423709	11.919993	26.49%	71,323
2008	15.533481	9.423709	-39.33%	65,297
2007	15.087777	15.533481	2.95%	92,806
2006	13.302642	15.087777	13.42%	116,533
2005	12.730190	13.302642	4.50%	133,731
2004	11.795169	12.730190	7.93%	149,455
2003	9.440180	11.795169	24.95%	156,352
2002	11.790725	9.440180	-19.94%	131,124

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.828402	9.476668	-3.58%	4,307
2010	8.077252	9.828402	21.68%	4,463
2009	5.971012	8.077252	35.27%	6,755
2008	9.740855	5.971012	-38.70%	2,644
2007	10.000925	9.740855	-2.60%	2,661
2006*	10.000000	10.000925	0.01%	2,173
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.336167	14.290760	-0.32%	35,659
2010	11.406673	14.336167	25.68%	16,315
2009	8.723969	11.406673	30.75%	16,584
2008	17.372133	8.723969	-49.78%	16,770
2007	16.570821	17.372133	4.84%	19,179
2006	16.323041	16.570821	1.52%	29,658
2005	14.737397	16.323041	10.76%	49,558
2004	12.478694	14.737397	18.10%	50,147
2003	10.076931	12.478694	23.83%	34,284
2002	14.153669	10.076931	-28.80%	21,624
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.715321	12.523974	6.90%	7,205
2010	10.863506	11.715321	7.84%	10,441
2009*	10.000000	10.863506	8.64%	473
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.349250	11.303572	-0.40%	34,835
2010	10.942921	11.349250	3.71%	27,306
2009*	10.000000	10.942921	9.43%	18,699
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.537474	11.469343	8.84%	6,362
2010*	10.000000	10.537474	5.37%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.937141	11.393500	4.17%	1,239
2010	10.352730	10.937141	5.64%	789
2009	9.576107	10.352730	8.11%	1,612
2008	10.815830	9.576107	-11.46%	824
2007	10.402929	10.815830	3.97%	1,554
2006*	10.000000	10.402929	4.03%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.750186	39.840934	5.54%	0
2010	34.886363	37.750186	8.21%	68
2009	27.172779	34.886363	28.39%	647
2008	32.413104	27.172779	-16.17%	647
2007	30.859988	32.413104	5.03%	1,235
2006	28.244481	30.859988	9.26%	1,834
2005	25.518160	28.244481	10.68%	3,131
2004	23.514411	25.518160	8.52%	4,763
2003	18.651037	23.514411	26.08%	9,254
2002	17.318710	18.651037	7.69%	8,478

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	55.425541	40.584488	-26.78%	0
2010	44.316971	55.425541	25.07%	0
2009	21.083641	44.316971	110.20%	0
2008	60.715138	21.083641	-65.27%	0
2007	44.749051	60.715138	35.68%	732
2006	32.534103	44.749051	37.55%	750
2005	24.996452	32.534103	30.15%	1,721
2004	20.137470	24.996452	24.13%	1,761
2003	13.245459	20.137470	52.03%	3,365
2002	13.835162	13.245459	-4.26%	5,000
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.150799	43.786283	-17.62%	6,450
2010	41.710547	53.150799	27.43%	6,450
2009	26.852986	41.710547	55.33%	6,450
2008	50.552578	26.852986	-46.88%	6,450
2007	35.274668	50.552578	43.31%	6,635
2006	28.735989	35.274668	22.75%	6,638
2005	19.214216	28.735989	49.56%	6,646
2004	15.686285	19.214216	22.49%	6,653
2003	10.987828	15.686285	42.76%	34,415
2002	11.468935	10.987828	-4.19%	7,472
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.347518	15.378152	-5.93%	6,558
2010	13.078108	16.347518	25.00%	880
2009*	10.000000	13.078108	30.78%	4,073

Additional Contract Options Elected - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.480266	14.841377	-9.94%	0
2010	13.210063	16.480266	24.76%	0
2009	9.396216	13.210063	40.59%	0
2008	14.839422	9.396216	-36.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.579318	13.853507	10.13%	0
2010	12.142758	12.579318	3.60%	0
2009	11.179458	12.142758	8.62%	0
2008	11.527071	11.179458	-3.02%	0
2007	10.683311	11.527071	7.90%	0
2006	10.670686	10.683311	0.12%	0
2005	10.660662	10.670686	0.09%	0
2004	10.223456	10.660662	4.28%	0
2003*	10.000000	10.223456	2.23%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.907424	13.116528	1.62%	703
2010	11.474011	12.907424	12.49%	710
2009	9.858737	11.474011	16.38%	716
2008	15.293548	9.858737	-35.54%	721
2007	15.530272	15.293548	-1.52%	734
2006	13.458402	15.530272	15.39%	742
2005	13.051431	13.458402	3.12%	748
2004	11.720585	13.051431	11.35%	1,200
2003	9.194119	11.720585	27.48%	1,207
2002	11.570948	9.194119	-20.54%	3,778
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.932093	11.677860	-2.13%	0
2010	10.152758	11.932093	17.53%	0
2009	7.928090	10.152758	28.06%	0
2008	10.634032	7.928090	-25.45%	0
2007	11.046020	10.634032	-3.73%	0
2006*	10.000000	11.046020	10.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.045088	12.388328	-5.03%	5,101
2010	12.059777	13.045088	8.17%	0
2009*	10.000000	12.059777	20.60%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.043438	14.909191	-0.89%	0
2010	12.131407	15.043438	24.00%	0
2009	9.845842	12.131407	23.21%	0
2008	14.461573	9.845842	-31.92%	0
2007	14.772279	14.461573	-2.10%	0
2006	13.101031	14.772279	12.76%	0
2005	12.396547	13.101031	5.68%	0
2004	10.320294	12.396547	20.12%	0
2003	7.600492	10.320294	35.78%	0
2002*	10.000000	7.600492	-24.00%	0

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.217703	11.155011	-0.56%	0
2010	9.913825	11.217703	13.15%	0
2009	7.520932	9.913825	31.82%	0
2008	11.638187	7.520932	-35.38%	0
2007	10.957272	11.638187	6.21%	0
2006	10.181289	10.957272	7.62%	0
2005	9.970177	10.181289	2.12%	571
2004	9.525286	9.970177	4.67%	584
2003	7.670681	9.525286	24.18%	584
2002	10.954608	7.670681	-29.98%	584
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.850866	12.902704	0.40%	13,187
2010	11.354934	12.850866	13.17%	13,209
2009	9.120253	11.354934	24.50%	14,862
2008	14.723077	9.120253	-38.05%	14,344
2007	14.194908	14.723077	3.72%	14,394
2006	12.470481	14.194908	13.83%	14,480
2005	12.086394	12.470481	3.18%	14,779
2004	11.084718	12.086394	9.04%	14,959
2003	8.762333	11.084718	26.50%	15,326
2002	11.452508	8.762333	-23.49%	16,016
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.342372	15.408708	7.43%	0
2010	12.620167	14.342372	13.65%	0
2009	10.448718	12.620167	20.78%	0
2008	15.050138	10.448718	-30.57%	0
2007	14.255975	15.050138	5.57%	0
2006	12.418841	14.255975	14.79%	0
2005	12.072519	12.418841	2.87%	0
2004	11.661674	12.072519	3.52%	0
2003	9.765754	11.661674	19.41%	0
2002	11.898327	9.765754	-17.92%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.854161	15.979969	0.79%	2,535
2010	14.826476	15.854161	6.93%	4,137
2009	12.491847	14.826476	18.69%	4,137
2008	13.672045	12.491847	-8.63%	4,137
2007	13.165512	13.672045	3.85%	2,343
2006	12.825871	13.165512	2.65%	2,343
2005	12.847380	12.825871	-0.17%	2,343
2004	12.580977	12.847380	2.12%	11,002
2003	12.199338	12.580977	3.13%	18,854
2002	11.324824	12.199338	7.72%	33,621
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.285309	11.090415	-1.73%	0
2010	10.157509	11.285309	11.10%	0
2009	8.301827	10.157509	22.35%	0
2008	11.243560	8.301827	-26.16%	0
2007	10.501921	11.243560	7.06%	0
2006*	10.000000	10.501921	5.02%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.849065	10.571829	-2.56%	0
2010	9.612773	10.849065	12.86%	0
2009	7.574533	9.612773	26.91%	0
2008	11.422675	7.574533	-33.69%	0
2007	10.521894	11.422675	8.56%	0
2006*	10.000000	10.521894	5.22%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.436903	10.008543	-4.10%	0
2010	9.129655	10.436903	14.32%	0
2009	7.049968	9.129655	29.50%	0
2008	11.552705	7.049968	-38.98%	0
2007	10.542019	11.552705	9.59%	0
2006*	10.000000	10.542019	5.42%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.316401	9.638456	-6.57%	845
2010	8.785117	10.316401	17.43%	845
2009	6.040655	8.785117	45.43%	845
2008	13.443845	6.040655	-55.07%	845
2007	9.367249	13.443845	43.52%	0
2006*	10.000000	9.367249	-6.33%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.378804	14.292433	-0.60%	5,393
2010	12.677441	14.378804	13.42%	5,416
2009	9.892995	12.677441	28.15%	5,442
2008	17.521257	9.892995	-43.54%	7,185
2007	17.531934	17.521257	-0.06%	9,110
2006	14.814417	17.531934	18.34%	18,945
2005	14.213371	14.814417	4.23%	22,199
2004	12.948586	14.213371	9.77%	25,860
2003	10.089795	12.948586	28.33%	23,413
2002	12.335099	10.089795	-18.20%	22,672
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.495657	12.332230	-1.31%	7,758
2010	10.220627	12.495657	22.26%	8,928
2009	8.093000	10.220627	26.29%	10,213
2008	15.563709	8.093000	-48.00%	9,549
2007	12.448828	15.563709	25.02%	10,335
2006	11.834788	12.448828	5.19%	10,514
2005	11.363725	11.834788	4.15%	10,557
2004	11.166492	11.363725	1.77%	15,295
2003	8.533273	11.166492	30.86%	16,615
2002	12.405324	8.533273	-31.21%	19,291

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.442010	13.767645	2.42%	1,003
2010	11.986961	13.442010	12.14%	1,015
2009	8.459919	11.986961	41.69%	2,370
2008	11.455663	8.459919	-26.15%	2,379
2007	11.324289	11.455663	1.16%	2,399
2006	10.335185	11.324289	9.57%	2,410
2005	10.228738	10.335185	1.04%	2,420
2004	9.481524	10.228738	7.88%	5,895
2003	7.577300	9.481524	25.13%	8,272
2002	7.420301	7.577300	2.12%	5,915
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.499779	11.786232	2.49%	2,577
2010	10.266316	11.499779	12.01%	2,577
2009	7.237660	10.266316	41.85%	3,061
2008	9.789459	7.237660	-26.07%	0
2007*	10.000000	9.789459	-2.11%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.729366	13.449621	5.66%	0
2010	11.995456	12.729366	6.12%	0
2009	10.522621	11.995456	14.00%	1,876
2008	11.046997	10.522621	-4.75%	0
2007	10.757370	11.046997	2.69%	0
2006	10.465216	10.757370	2.79%	0
2005	10.402383	10.465216	0.60%	0
2004	10.118423	10.402383	2.81%	0
2003*	10.000000	10.118423	1.18%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.691389	10.287348	-12.01%	0
2010	9.217537	11.691389	26.84%	0
2009	6.680093	9.217537	37.99%	0
2008	11.205785	6.680093	-40.39%	0
2007	9.846616	11.205785	13.80%	642
2006*	10.000000	9.846616	-1.53%	656
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.822499	12.906937	-18.43%	843
2010	14.209012	15.822499	11.36%	1,414
2009	11.403279	14.209012	24.60%	1,429
2008	20.613530	11.403279	-44.68%	1,447
2007	17.847473	20.613530	15.50%	1,459
2006	15.353778	17.847473	16.24%	1,467
2005	13.094692	15.353778	17.25%	1,475
2004	11.708141	13.094692	11.84%	3,901
2003	8.295957	11.708141	41.13%	3,904
2002	10.568057	8.295957	-21.50%	3,904

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.734890	12.008939	-18.50%	3,161
2010	13.230275	14.734890	11.37%	3,161
2009	10.613415	13.230275	24.66%	3,161
2008	19.190138	10.613415	-44.69%	3,161
2007	16.612455	19.190138	15.52%	3,161
2006	14.290986	16.612455	16.24%	1,847
2005	12.193101	14.290986	17.21%	1,847
2004	10.901182	12.193101	11.85%	1,847
2003	7.721614	10.901182	41.18%	0
2002*	10.000000	7.721614	-22.78%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.552334	13.072699	-10.17%	0
2010	11.677127	14.552334	24.62%	0
2009	7.528076	11.677127	55.11%	388
2008	15.646148	7.528076	-51.89%	388
2007	15.035657	15.646148	4.06%	447
2006	13.129617	15.035657	14.52%	607
2005	12.990391	13.129617	1.07%	788
2004	11.563978	12.990391	12.33%	990
2003	7.436365	11.563978	55.51%	822
2002*	10.000000	7.436365	-25.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.682728	11.788201	0.90%	3,708
2010	10.521206	11.682728	11.04%	3,708
2009	7.873384	10.521206	33.63%	2,686
2008	11.357564	7.873384	-30.68%	0
2007	11.108263	11.357564	2.24%	0
2006*	10.000000	11.108263	11.08%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.433932	15.587078	-5.15%	0
2010	13.005172	16.433932	26.36%	0
2009	10.217490	13.005172	27.28%	0
2008	15.478667	10.217490	-33.99%	0
2007	16.090636	15.478667	-3.80%	0
2006	13.956702	16.090636	15.29%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.193434	8.920699	-2.97%	0
2010	8.461035	9.193434	8.66%	0
2009	6.591481	8.461035	28.36%	0
2008*	10.000000	6.591481	-34.09%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.422511	10.301042	-17.08%	0
2010	10.726539	12.422511	15.81%	0
2009	6.304842	10.726539	70.13%	0
2008	13.517984	6.304842	-53.36%	0
2007	10.659039	13.517984	26.82%	0
2006*	10.000000	10.659039	6.59%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.470799	9.217228	-11.97%	0
2010	9.800819	10.470799	6.84%	0
2009	7.248694	9.800819	35.21%	0
2008	12.339884	7.248694	-41.26%	0
2007	10.846970	12.339884	13.76%	0
2006*	10.000000	10.846970	8.47%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.762310	15.405352	-2.26%	0
2010	13.983398	15.762310	12.72%	0
2009	11.955131	13.983398	16.97%	0
2008	11.422100	11.955131	4.67%	0
2007	10.439316	11.422100	9.41%	0
2006*	10.000000	10.439316	4.39%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.854476	20.900660	-8.55%	1,558
2010	21.339290	22.854476	7.10%	1,558
2009	17.316121	21.339290	23.23%	1,068
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.509210	8.721040	-8.29%	3,807
2010	9.061898	9.509210	4.94%	3,671
2009	6.297416	9.061898	43.90%	3,536
2008	11.474682	6.297416	-45.12%	3,593
2007	8.522247	11.474682	34.64%	4,282
2006	7.924857	8.522247	7.54%	4,443
2005	7.144059	7.924857	10.93%	4,949
2004	6.145006	7.144059	16.26%	7,170
2003	5.186035	6.145006	18.49%	7,297
2002	6.259448	5.186035	-17.15%	11,418
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.898570	4.409716	-9.98%	1,378
2010	3.995742	4.898570	22.59%	1,378
2009	2.584197	3.995742	54.62%	1,378
2008	4.680325	2.584197	-44.79%	1,378
2007	3.902724	4.680325	19.92%	1,378
2006	3.672506	3.902724	6.27%	1,378
2005	3.340536	3.672506	9.94%	1,378
2004	3.370605	3.340536	-0.89%	1,378
2003	2.334963	3.370605	44.35%	1,378
2002	4.011291	2.334963	-41.79%	2,449
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.956484	11.306871	-33.32%	2,597
2010	13.762660	16.956484	23.21%	2,597
2009	7.798599	13.762660	76.48%	3,281
2008	16.565770	7.798599	-52.92%	3,281
2007	13.131471	16.565770	26.15%	3,281
2006	9.086896	13.131471	44.51%	3,281
2005	6.988123	9.086896	30.03%	3,281
2004	5.974486	6.988123	16.97%	6,237
2003	4.506173	5.974486	32.58%	6,237
2002	6.159009	4.506173	-26.84%	6,237

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.231083	14.328229	0.68%	0
2010	11.696896	14.231083	21.67%	0
2009	9.368008	11.696896	24.86%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.087976	13.819348	-1.91%	0
2010	12.853443	14.087976	9.60%	0
2009	10.651224	12.853443	20.68%	1,437
2008	16.069848	10.651224	-33.72%	3,000
2007	15.156623	16.069848	6.03%	3,059
2006	12.762021	15.156623	18.76%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.738866	10.395371	-3.20%	0
2010*	10.000000	10.738866	7.39%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.748509	7.583645	-2.13%	697
2010	6.593381	7.748509	17.52%	159
2009	5.012580	6.593381	31.54%	167
2008	8.298523	5.012580	-39.60%	175
2007	7.044463	8.298523	17.80%	192
2006	6.732585	7.044463	4.63%	202
2005	6.414387	6.732585	4.96%	210
2004	6.017884	6.414387	6.59%	219
2003	4.600232	6.017884	30.82%	228
2002	6.548971	4.600232	-29.76%	236
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.913344	13.800679	-0.81%	4,593
2010	12.442635	13.913344	11.82%	4,604
2009*	10.000000	12.442635	24.43%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.161246	10.107259	-0.53%	0
2010	9.204535	10.161246	10.39%	0
2009	7.567959	9.204535	21.63%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.860962	11.316569	4.19%	0
2010	10.397879	10.860962	4.45%	0
2009	9.407821	10.397879	10.52%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.201198	10.011409	-10.62%	0
2010	10.211900	11.201198	9.69%	0
2009	7.317716	10.211900	39.55%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.912974	9.311508	-6.07%	0
2010	8.510393	9.912974	16.48%	0
2009	6.222418	8.510393	36.77%	0

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.422309	8.114867	-3.65%	0
2010	7.700958	8.422309	9.37%	0
2009	5.979217	7.700958	28.80%	0
2008	9.796181	5.979217	-38.96%	0
2007*	10.000000	9.796181	-2.04%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.510569	16.892929	2.32%	1,060
2010	14.805788	16.510569	11.51%	1,060
2009	10.290167	14.805788	43.88%	1,060
2008	14.500192	10.290167	-29.03%	1,060
2007	14.267463	14.500192	1.63%	1,060
2006	13.088926	14.267463	9.00%	5,564
2005	12.972189	13.088926	0.90%	8,182
2004	11.955882	12.972189	8.50%	13,660
2003	9.921909	11.955882	20.50%	14,151
2002	9.753315	9.921909	1.73%	4,127
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.160066	13.463468	2.31%	0
2010	11.800636	13.160066	11.52%	0
2009	8.196988	11.800636	43.96%	0
2008	11.568076	8.196988	-29.14%	0
2007	11.378717	11.568076	1.66%	0
2006	10.439233	11.378717	9.00%	0
2005*	10.000000	10.439233	4.39%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.813764	7.676969	-12.90%	3,150
2010	7.735999	8.813764	13.93%	3,150
2009	5.131922	7.735999	50.74%	8,375
2008*	10.000000	5.131922	-48.68%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.659198	9.216719	-4.58%	0
2010	7.931024	9.659198	21.79%	0
2009	6.118329	7.931024	29.63%	0
2008*	10.000000	6.118329	-38.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.160504	8.452084	-7.73%	0
2010	8.085889	9.160504	13.29%	0
2009	6.350701	8.085889	27.32%	0
2008*	10.000000	6.350701	-36.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.164795	9.882961	-2.77%	0
2010	9.342158	10.164795	8.81%	0
2009	7.911463	9.342158	18.08%	0
2008*	10.000000	7.911463	-20.89%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.744657	9.272531	-4.84%	0
2010	8.797984	9.744657	10.76%	0
2009	7.190018	8.797984	22.36%	0
2008*	10.000000	7.190018	-28.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.621908	10.615941	-0.06%	0
2010	10.091860	10.621908	5.25%	0
2009	9.060605	10.091860	11.38%	0
2008*	10.000000	9.060605	-9.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.955449	9.582525	-3.75%	0
2010	9.070489	9.955449	9.76%	0
2009	7.547472	9.070489	20.18%	0
2008*	10.000000	7.547472	-24.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.510405	8.934917	-6.05%	0
2010	8.516605	9.510405	11.67%	0
2009	6.827311	8.516605	24.74%	0
2008*	10.000000	6.827311	-31.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.332147	10.155119	-1.71%	0
2010	9.615490	10.332147	7.45%	0
2009	8.291069	9.615490	15.97%	0
2008*	10.000000	8.291069	-17.09%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.139841	11.702783	5.05%	0
2010	10.558648	11.139841	5.50%	0
2009	9.848830	10.558648	7.21%	1,006
2008*	10.000000	9.848830	-1.51%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.021646	12.564292	4.51%	0
2010	11.282996	12.021646	6.55%	0
2009	9.832816	11.282996	14.75%	0
2008*	10.000000	9.832816	-1.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.453036	19.471803	-23.50%	0
2010	22.231185	25.453036	14.49%	0
2009	13.812777	22.231185	60.95%	0
2008	33.184857	13.812777	-58.38%	0
2007	23.132005	33.184857	43.46%	0
2006	17.167614	23.132005	34.74%	0
2005	13.133057	17.167614	30.72%	0
2004	11.036792	13.133057	18.99%	0
2003	6.776365	11.036792	62.87%	0
2002	8.111518	6.776365	-16.46%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.136524	21.519831	-23.52%	1,185
2010	24.566755	28.136524	14.53%	1,185
2009	15.247993	24.566755	61.11%	1,873
2008	36.691806	15.247993	-58.44%	1,873
2007	25.581976	36.691806	43.43%	2,339
2006	18.996097	25.581976	34.67%	2,341
2005	14.529882	18.996097	30.74%	804
2004	12.209330	14.529882	19.01%	0
2003	7.498277	12.209330	62.83%	0
2002*	10.000000	7.498277	-25.02%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.087774	15.948407	5.70%	271
2010	14.611075	15.087774	3.26%	271
2009	14.437885	14.611075	1.20%	271
2008	13.600397	14.437885	6.16%	271
2007	12.879601	13.600397	5.60%	271
2006	12.646037	12.879601	1.85%	271
2005	12.426052	12.646037	1.77%	271
2004	12.210544	12.426052	1.76%	271
2003	12.147237	12.210544	0.52%	271
2002	11.106073	12.147237	9.37%	271
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.655675	10.365269	-11.07%	159
2010	10.439526	11.655675	11.65%	169
2009	8.165994	10.439526	27.84%	178
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.633579	16.570732	-11.07%	0
2010	16.692442	18.633579	11.63%	0
2009	13.062257	16.692442	27.79%	747
2008	24.563902	13.062257	-46.82%	747
2007	19.604737	24.563902	25.30%	747
2006	14.962124	19.604737	31.03%	0
2005	11.662449	14.962124	28.29%	0
2004	10.348693	11.662449	12.69%	0
2003	7.759258	10.348693	33.37%	0
2002*	10.000000	7.759258	-22.41%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.805007	7.562534	-14.11%	0
2010	8.319006	8.805007	5.84%	0
2009	6.563605	8.319006	26.74%	0
2008	11.703384	6.563605	-43.92%	0
2007	10.857171	11.703384	7.79%	0
2006*	10.000000	10.857171	8.57%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.533627	12.813421	-5.32%	0
2010	11.980071	13.533627	12.97%	0
2009	9.556444	11.980071	25.36%	0
2008	15.354325	9.556444	-37.76%	0
2007	14.705289	15.354325	4.41%	0
2006	12.767402	14.705289	15.18%	0
2005	12.002712	12.767402	6.37%	0
2004	10.681108	12.002712	12.37%	0
2003	8.218945	10.681108	29.96%	0
2002*	10.000000	8.218945	-17.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.475188	12.403452	-0.58%	0
2010	11.527329	12.475188	8.22%	0
2009*	10.000000	11.527329	15.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.343928	13.027788	-2.37%	0
2010	12.086136	13.343928	10.41%	0
2009*	10.000000	12.086136	20.86%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.498208	12.678390	1.44%	4,430
2010	11.976342	12.498208	4.36%	4,430
2009	11.140488	11.976342	7.50%	4,430
2008	12.028901	11.140488	-7.39%	0
2007	11.583512	12.028901	3.85%	0
2006	11.071052	11.583512	4.63%	0
2005	10.873912	11.071052	1.81%	0
2004	10.543381	10.873912	3.13%	0
2003	9.914588	10.543381	6.34%	0
2002*	10.000000	9.914588	-0.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.269596	13.072309	-1.49%	1,132
2010	12.139841	13.269596	9.31%	1,111
2009	10.339873	12.139841	17.41%	1,053
2008	13.660867	10.339873	-24.31%	0
2007	13.120417	13.660867	4.12%	0
2006	11.955598	13.120417	9.74%	0
2005	11.515594	11.955598	3.82%	0
2004	10.667735	11.515594	7.95%	0
2003	9.016631	10.667735	18.31%	0
2002*	10.000000	9.016631	-9.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.569976	13.089201	-3.54%	0
2010	12.203317	13.569976	11.20%	0
2009	9.954672	12.203317	22.59%	0
2008	14.723058	9.954672	-32.39%	0
2007	14.075186	14.723058	4.60%	0
2006	12.468670	14.075186	12.88%	0
2005	11.815958	12.468670	5.52%	0
2004	10.696293	11.815958	10.47%	0
2003	8.570137	10.696293	24.81%	0
2002*	10.000000	8.570137	-14.30%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.060279	13.136785	0.59%	0
2010	12.212310	13.060279	6.94%	0
2009	10.816900	12.212310	12.90%	0
2008	12.919773	10.816900	-16.28%	0
2007	12.385198	12.919773	4.32%	0
2006	11.590666	12.385198	6.85%	0
2005	11.255804	11.590666	2.98%	0
2004	10.658362	11.255804	5.61%	0
2003	9.512081	10.658362	12.05%	0
2002*	10.000000	9.512081	-4.88%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.867515	13.361565	-3.65%	32,069
2010	12.933335	13.867515	7.22%	33,255
2009*	10.000000	12.933335	29.33%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.090157	26.018843	-3.95%	288
2010	21.781329	27.090157	24.37%	0
2009	16.161541	21.781329	34.77%	256
2008	25.811450	16.161541	-37.39%	256
2007	24.352351	25.811450	5.99%	256
2006	22.485972	24.352351	8.30%	256
2005	20.353296	22.485972	10.48%	256
2004	17.845279	20.353296	14.05%	256
2003	13.447730	17.845279	32.70%	26
2002	16.111432	13.447730	-16.53%	26
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.493389	11.327199	-1.45%	2,827
2010	11.662474	11.493389	-1.45%	4,125
2009	11.829103	11.662474	-1.41%	4,169
2008	11.761601	11.829103	0.57%	13,073
2007	11.389731	11.761601	3.26%	10,818
2006	11.055984	11.389731	3.02%	2,388
2005	10.926674	11.055984	1.18%	2,388
2004	10.998203	10.926674	-0.65%	2,388
2003	11.090636	10.998203	-0.83%	3,555
2002	11.119112	11.090636	-0.26%	8,539
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.680829	16.311379	4.02%	6,997
2010	14.388142	15.680829	8.98%	6,997
2009	11.738054	14.388142	22.58%	11,144
2008	14.400908	11.738054	-18.49%	6,750
2007	13.967937	14.400908	3.10%	1,773
2006	13.518819	13.967937	3.32%	1,866
2005	13.424511	13.518819	0.70%	3,940
2004	12.786566	13.424511	4.99%	8,196
2003	11.572500	12.786566	10.49%	8,089
2002	10.953304	11.572500	5.65%	11,629

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.190058	8.208702	-10.68%	7,234
2010	8.177359	9.190058	12.38%	7,244
2009	6.080687	8.177359	34.48%	8,219
2008*	10.000000	6.080687	-39.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.657454	12.944228	-17.33%	368
2010	14.972479	15.657454	4.57%	368
2009	11.701327	14.972479	27.96%	368
2008	22.125147	11.701327	-47.11%	368
2007	21.813054	22.125147	1.43%	487
2006	18.031528	21.813054	20.97%	725
2005	16.327943	18.031528	10.43%	602
2004	13.776777	16.327943	18.52%	368
2003*	10.000000	13.776777	37.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.176149	8.780546	-4.31%	80
2010	8.060818	9.176149	13.84%	85
2009	6.302657	8.060818	27.90%	0
2008*	10.000000	6.302657	-36.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.413311	9.664277	-7.19%	0
2010*	10.000000	10.413311	4.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.771301	8.117705	-7.45%	0
2010	7.894107	8.771301	11.11%	0
2009	6.286901	7.894107	25.56%	0
2008*	10.000000	6.286901	-37.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.736789	9.190016	-5.62%	0
2010	7.790588	9.736789	24.98%	0
2009	6.218621	7.790588	25.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.663566	9.099807	-5.83%	0
2010	7.753436	9.663566	24.64%	1,419
2009	6.209196	7.753436	24.87%	1,419
2008*	10.000000	6.209196	-37.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.144778	9.765885	-3.73%	0
2010	8.604649	10.144778	17.90%	0
2009	6.692181	8.604649	28.58%	0
2008*	10.000000	6.692181	-33.08%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.770569	13.483308	-2.09%	609
2010	11.138481	13.770569	23.63%	615
2009	8.867311	11.138481	25.61%	1,523
2008	16.793597	8.867311	-47.20%	1,155
2007	15.528017	16.793597	8.15%	1,329
2006	15.266316	15.528017	1.71%	1,338
2005	14.330796	15.266316	6.53%	1,177
2004	12.821504	14.330796	11.77%	2,595
2003	9.689686	12.821504	32.32%	2,601
2002	14.738777	9.689686	-34.26%	2,605
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.418151	30.329013	-6.44%	150
2010	25.982239	32.418151	24.77%	150
2009	20.888577	25.982239	24.38%	240
2008	31.241186	20.888577	-33.14%	240
2007	34.051054	31.241186	-8.25%	240
2006	29.456548	34.051054	15.60%	887
2005	28.997596	29.456548	1.58%	887
2004	25.084829	28.997596	15.60%	887
2003	16.227347	25.084829	54.58%	1,002
2002	22.607355	16.227347	-28.22%	2,747
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.674761	25.758071	-6.93%	432
2010	22.407994	27.674761	23.50%	432
2009	16.880000	22.407994	32.75%	118
2008	27.711600	16.880000	-39.09%	118
2007	27.534538	27.711600	0.64%	118
2006	24.936594	27.534538	10.42%	2,852
2005	22.527605	24.936594	10.69%	4,182
2004	19.205589	22.527605	17.30%	4,380
2003	13.819838	19.205589	38.97%	4,425
2002	16.962886	13.819838	-18.53%	4,621
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.854736	11.744968	-0.93%	15,820
2010	10.602976	11.854736	11.81%	15,778
2009	8.532324	10.602976	24.27%	16,518
2008	14.814157	8.532324	-42.40%	23,133
2007	13.896397	14.814157	6.60%	26,692
2006	12.409166	13.896397	11.98%	26,658
2005	11.719115	12.409166	5.89%	26,667
2004	10.834968	11.719115	8.16%	26,635
2003	8.622061	10.834968	25.67%	26,621
2002	10.586142	8.622061	-18.55%	29,797
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.249704	9.708479	4.96%	2,599
2010	7.209649	9.249704	28.30%	2,625
2009	5.591616	7.209649	28.94%	6,646
2008*	10.000000	5.591616	-44.08%	0

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.491270	10.473767	-0.17%	0
2010	10.394113	10.491270	0.93%	0
2009	9.846962	10.394113	5.56%	0
2008*	10.000000	9.846962	-1.53%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.528212	11.675592	-13.69%	0
2010	12.908002	13.528212	4.80%	0
2009*	10.000000	12.908002	29.08%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.835488	11.393001	-3.74%	0
2010	10.373383	11.835488	14.09%	0
2009	8.188324	10.373383	26.69%	0
2008	13.187082	8.188324	-37.91%	0
2007	13.685555	13.187082	-3.64%	0
2006	11.980731	13.685555	14.23%	932
2005	11.661238	11.980731	2.74%	1,864
2004	10.070517	11.661238	15.80%	1,864
2003	7.774693	10.070517	29.53%	1,864
2002	10.539153	7.774693	-26.23%	1,864
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.410601	10.289693	-1.16%	2,554
2010	10.033500	10.410601	3.76%	2,161
2009	8.983830	10.033500	11.68%	2,161
2008	10.530103	8.983830	-14.68%	2,161
2007	10.199219	10.530103	3.24%	2,161
2006	9.931551	10.199219	2.70%	2,161
2005	9.933898	9.931551	-0.02%	2,161
2004	10.002124	9.933898	-0.68%	2,161
2003*	10.000000	10.002124	0.02%	2,161
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.244319	9.989016	-2.49%	0
2010	8.690609	10.244319	17.88%	0
2009	7.183867	8.690609	20.97%	0
2008	12.043892	7.183867	-40.35%	0
2007	12.159478	12.043892	-0.95%	0
2006	11.722254	12.159478	3.73%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.792558	13.174240	-4.48%	0
2010	11.391748	13.792558	21.07%	0
2009	8.795299	11.391748	29.52%	0
2008	14.738047	8.795299	-40.32%	0
2007	13.897962	14.738047	6.04%	0
2006	12.402412	13.897962	12.06%	0
2005	11.776812	12.402412	5.31%	0
2004	10.549163	11.776812	11.64%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.207036	19.171909	-9.60%	0
2010	18.554780	21.207036	14.29%	0
2009	13.477578	18.554780	37.67%	0
2008	22.867724	13.477578	-41.06%	0
2007	21.822967	22.867724	4.79%	160
2006	18.815041	21.822967	15.99%	294
2005	16.697062	18.815041	12.68%	2,208
2004	14.214155	16.697062	17.47%	2,568
2003*	10.000000	14.214155	42.14%	2,900
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.294223	12.015625	-9.62%	2,682
2010	11.632540	13.294223	14.28%	2,682
2009	8.444970	11.632540	37.75%	2,682
2008	14.327425	8.444970	-41.06%	3,103
2007	13.675231	14.327425	4.77%	6,037
2006	11.789981	13.675231	15.99%	14,516
2005	10.465531	11.789981	12.66%	15,042
2004	8.911680	10.465531	17.44%	18,689
2003	6.322604	8.911680	40.95%	19,556
2002	8.239576	6.322604	-23.27%	24,217
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.809693	2.716994	-3.30%	0
2010	2.485965	2.809693	13.02%	0
2009	1.990129	2.485965	24.91%	0
2008	9.567120	1.990129	-79.20%	0
2007*	10.000000	9.567120	-4.33%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.037459	2.923558	-3.75%	0
2010	2.684471	3.037459	13.15%	0
2009	2.173660	2.684471	23.50%	0
2008	10.342058	2.173660	-78.98%	0
2007	10.505732	10.342058	-1.56%	0
2006*	10.000000	10.505732	5.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.561894	13.363724	-1.46%	14,288
2010	11.852164	13.561894	14.43%	15,385
2009	9.374830	11.852164	26.43%	15,801
2008	15.460789	9.374830	-39.36%	21,974
2007	15.024833	15.460789	2.90%	25,442
2006	13.253841	15.024833	13.36%	25,940
2005	12.689909	13.253841	4.44%	26,180
2004	11.763806	12.689909	7.87%	27,745
2003	9.419845	11.763806	24.88%	28,131
2002	11.771303	9.419845	-19.98%	31,958
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.805147	9.449469	-3.63%	0
2010	8.062226	9.805147	21.62%	0
2009	5.962922	8.062226	35.21%	0
2008	9.732608	5.962922	-38.73%	0
2007	9.997565	9.732608	-2.65%	5,080
2006*	10.000000	9.997565	-0.02%	0

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.247372	14.195058	-0.37%	929
2010	11.341777	14.247372	25.62%	1,011
2009	8.678735	11.341777	30.68%	1,038
2008	17.290851	8.678735	-49.81%	1,022
2007	16.501698	17.290851	4.78%	1,936
2006	16.263170	16.501698	1.47%	1,894
2005	14.690755	16.263170	10.70%	1,845
2004	12.445509	14.690755	18.04%	2,827
2003	10.055227	12.445509	23.77%	2,855
2002	14.130362	10.055227	-28.84%	3,383
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.705408	12.507049	6.85%	0
2010	10.859825	11.705408	7.79%	0
2009*	10.000000	10.859825	8.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.339656	11.288307	-0.45%	0
2010	10.939212	11.339656	3.66%	0
2009*	10.000000	10.939212	9.39%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.533927	11.459676	8.79%	0
2010*	10.000000	10.533927	5.34%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.911279	11.360821	4.12%	0
2010	10.333491	10.911279	5.59%	0
2009	9.563160	10.333491	8.06%	0
2008	10.806679	9.563160	-11.51%	0
2007	10.399424	10.806679	3.92%	0
2006*	10.000000	10.399424	3.99%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.516437	39.574208	5.48%	98
2010	34.687929	37.516437	8.15%	98
2009	27.031931	34.687929	28.32%	98
2008	32.261466	27.031931	-16.21%	98
2007	30.731273	32.261466	4.98%	98
2006	28.140902	30.731273	9.21%	98
2005	25.437438	28.140902	10.63%	98
2004	23.451931	25.437438	8.47%	98
2003	18.610910	23.451931	26.01%	1,062
2002	17.290213	18.610910	7.64%	317

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	55.082272	40.312688	-26.81%	50
2010	44.064804	55.082272	25.00%	50
2009	20.974288	44.064804	110.09%	659
2008	60.431031	20.974288	-65.29%	659
2007	44.562351	60.431031	35.61%	659
2006	32.414752	44.562351	37.48%	659
2005	24.917339	32.414752	30.09%	659
2004	20.083913	24.917339	24.07%	659
2003	13.216913	20.083913	51.96%	659
2002	13.812362	13.216913	-4.31%	659
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	52.821656	43.493077	-17.66%	0
2010	41.473254	52.821656	27.36%	0
2009	26.713771	41.473254	55.25%	0
2008	50.316098	26.713771	-46.91%	0
2007	35.127563	50.316098	43.24%	0
2006	28.630638	35.127563	22.69%	0
2005	19.153438	28.630638	49.48%	0
2004	15.644606	19.153438	22.43%	0
2003	10.964166	15.644606	42.69%	0
2002	11.450041	10.964166	-4.24%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.333716	15.357395	-5.98%	0
2010	13.073677	16.333716	24.94%	0
2009*	10.000000	13.073677	30.74%	0

Additional Contract Options Elected - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.612263	15.852762	-9.99%	0
2010	14.124597	17.612263	24.69%	0
2009	10.051813	14.124597	40.52%	0
2008	15.882881	10.051813	-36.71%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.530438	13.792695	10.07%	1,830
2010	12.101716	12.530438	3.54%	3,365
2009	11.147327	12.101716	8.56%	2,479
2008	11.499777	11.147327	-3.06%	0
2007	10.663455	11.499777	7.84%	1,033
2006	10.656245	10.663455	0.07%	1,658
2005	10.651623	10.656245	0.04%	1,033
2004	10.219974	10.651623	4.22%	1,620
2003*	10.000000	10.219974	2.20%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.827425	13.028629	1.57%	3,927
2010	11.408680	12.827425	12.44%	3,925
2009	9.807567	11.408680	16.33%	3,918
2008	15.221926	9.807567	-35.57%	4,300
2007	15.465441	15.221926	-1.57%	4,217
2006	13.409003	15.465441	15.34%	5,372
2005	13.010107	13.409003	3.07%	5,744
2004	11.689405	13.010107	11.30%	5,865
2003	9.174309	11.689405	27.41%	7,480
2002	11.551890	9.174309	-20.58%	6,974
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.903854	11.644325	-2.18%	943
2010	10.133858	11.903854	17.47%	943
2009	7.917341	10.133858	28.00%	943
2008	10.625020	7.917341	-25.48%	1,241
2007	11.042287	10.625020	-3.78%	442
2006*	10.000000	11.042287	10.42%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.034055	12.371587	-5.08%	737
2010	12.055694	13.034055	8.12%	737
2009*	10.000000	12.055694	20.56%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.977337	14.836151	-0.94%	931
2010	12.084235	14.977337	23.94%	1,585
2009	9.812538	12.084235	23.15%	1,629
2008	14.420003	9.812538	-31.95%	0
2007	14.737340	14.420003	-2.15%	0
2006	13.076669	14.737340	12.70%	0
2005	12.379750	13.076669	5.63%	0
2004	10.311541	12.379750	20.06%	5,299
2003	7.597901	10.311541	35.72%	12,473
2002*	10.000000	7.597901	-24.02%	14,159

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.148183	11.080282	-0.61%	318
2010	9.857382	11.148183	13.09%	325
2009	7.481911	9.857382	31.75%	326
2008	11.583691	7.481911	-35.41%	347
2007	10.911525	11.583691	6.16%	326
2006	10.143929	10.911525	7.57%	316
2005	9.938626	10.143929	2.07%	288
2004	9.499959	9.938626	4.62%	275
2003	7.654150	9.499959	24.12%	268
2002	10.936572	7.654150	-30.01%	244
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.771239	12.816278	0.35%	2,580
2010	11.290301	12.771239	13.12%	4,036
2009	9.072925	11.290301	24.44%	4,113
2008	14.654133	9.072925	-38.09%	5,841
2007	14.135644	14.654133	3.67%	7,044
2006	12.424711	14.135644	13.77%	7,065
2005	12.048127	12.424711	3.13%	14,164
2004	11.055229	12.048127	8.98%	30,898
2003	8.743455	11.055229	26.44%	36,563
2002	11.433642	8.743455	-23.53%	37,117
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.253495	15.305480	7.38%	2,723
2010	12.548318	14.253495	13.59%	2,731
2009	10.394501	12.548318	20.72%	2,724
2008	14.979668	10.394501	-30.61%	2,740
2007	14.196462	14.979668	5.52%	2,729
2006	12.373260	14.196462	14.74%	3,836
2005	12.034289	12.373260	2.82%	3,808
2004	11.630648	12.034289	3.47%	3,799
2003	9.744716	11.630648	19.35%	3,941
2002	11.878721	9.744716	-17.96%	5,210
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.760573	15.877601	0.74%	5,683
2010	14.746442	15.760573	6.88%	6,924
2009	12.430716	14.746442	18.63%	5,157
2008	13.612057	12.430716	-8.68%	5,208
2007	13.114438	13.612057	3.79%	6,733
2006	12.782592	13.114438	2.60%	5,975
2005	12.810509	12.782592	-0.22%	7,000
2004	12.551247	12.810509	2.07%	8,858
2003	12.176693	12.551247	3.08%	12,560
2002	11.309545	12.176693	7.67%	15,603
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.258606	11.058581	-1.78%	0
2010	10.138614	11.258606	11.05%	0
2009	8.290592	10.138614	22.29%	0
2008	11.234050	8.290592	-26.20%	0
2007	10.498392	11.234050	7.01%	0
2006*	10.000000	10.498392	4.98%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.823369	10.541446	-2.60%	0
2010	9.594872	10.823369	12.80%	0
2009	7.564266	9.594872	26.84%	0
2008	11.412998	7.564266	-33.72%	0
2007	10.518347	11.412998	8.51%	0
2006*	10.000000	10.518347	5.18%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412239	9.979832	-4.15%	0
2010	9.112684	10.412239	14.26%	0
2009	7.040431	9.112684	29.43%	0
2008	11.542938	7.040431	-39.01%	0
2007	10.538472	11.542938	9.53%	0
2006*	10.000000	10.538472	5.38%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.291995	9.610780	-6.62%	1,219
2010	8.768775	10.291995	17.37%	1,219
2009	6.032463	8.768775	45.36%	714
2008	13.432461	6.032463	-55.09%	442
2007	9.364090	13.432461	43.45%	0
2006*	10.000000	9.364090	-6.36%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.289703	14.196678	-0.65%	886
2010	12.605268	14.289703	13.36%	6,169
2009	9.841661	12.605268	28.08%	6,841
2008	17.439229	9.841661	-43.57%	7,818
2007	17.458770	17.439229	-0.11%	9,342
2006	14.760062	17.458770	18.28%	10,235
2005	14.168390	14.760062	4.18%	11,131
2004	12.914155	14.168390	9.71%	17,568
2003	10.068066	12.914155	28.27%	18,572
2002	12.314799	10.068066	-18.24%	21,161
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.418141	12.249518	-1.36%	1,064
2010	10.162366	12.418141	22.20%	2,069
2009	8.050949	10.162366	26.23%	2,073
2008	15.490725	8.050949	-48.03%	2,030
2007	12.396773	15.490725	24.96%	6,736
2006	11.791270	12.396773	5.14%	7,656
2005	11.327678	11.791270	4.09%	8,155
2004	11.136737	11.327678	1.71%	27,126
2003	8.514851	11.136737	30.79%	24,183
2002	12.384853	8.514851	-31.25%	26,883

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.358714	13.675392	2.37%	0
2010	11.918726	13.358714	12.08%	2,125
2009	8.416032	11.918726	41.62%	2,125
2008	11.402019	8.416032	-26.19%	2,125
2007	11.277015	11.402019	1.11%	2,701
2006	10.297247	11.277015	9.51%	2,806
2005	10.196357	10.297247	0.99%	2,322
2004	9.456304	10.196357	7.83%	3,242
2003	7.560980	9.456304	25.07%	3,770
2002	7.408079	7.560980	2.06%	4,299
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.478372	11.758335	2.44%	0
2010	10.252397	11.478372	11.96%	1,160
2009	7.231511	10.252397	41.77%	881
2008	9.786127	7.231511	-26.10%	533
2007*	10.000000	9.786127	-2.14%	203
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.679944	13.390631	5.60%	3,990
2010	11.954949	12.679944	6.06%	4,131
2009	10.492401	11.954949	13.94%	4,246
2008	11.020864	10.492401	-4.80%	0
2007	10.737396	11.020864	2.64%	0
2006	10.451062	10.737396	2.74%	0
2005	10.393570	10.451062	0.55%	0
2004	10.114979	10.393570	2.75%	300
2003*	10.000000	10.114979	1.15%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.663733	10.257797	-12.05%	1,842
2010	9.200402	11.663733	26.77%	1,676
2009	6.671050	9.200402	37.92%	0
2008	11.196312	6.671050	-40.42%	0
2007	9.843302	11.196312	13.75%	0
2006*	10.000000	9.843302	-1.57%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.724428	12.820436	-18.47%	0
2010	14.128098	15.724428	11.30%	0
2009	11.344108	14.128098	24.54%	0
2008	20.517005	11.344108	-44.71%	0
2007	17.772964	20.517005	15.44%	0
2006	15.297418	17.772964	16.18%	0
2005	13.053223	15.297418	17.19%	0
2004	11.676982	13.053223	11.79%	0
2003	8.278081	11.676982	41.06%	0
2002	10.550644	8.278081	-21.54%	926

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.670234	11.950190	-18.54%	0
2010	13.178908	14.670234	11.32%	0
2009	10.577575	13.178908	24.59%	0
2008	19.135070	10.577575	-44.72%	0
2007	16.573237	19.135070	15.46%	0
2006	14.264458	16.573237	16.19%	60
2005	12.176620	14.264458	17.15%	60
2004	10.891962	12.176620	11.79%	2,021
2003	7.718997	10.891962	41.11%	2,062
2002*	10.000000	7.718997	-22.81%	2,030
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.488426	13.008694	-10.21%	0
2010	11.631741	14.488426	24.56%	0
2009	7.502620	11.631741	55.04%	0
2008	15.601198	7.502620	-51.91%	0
2007	15.000119	15.601198	4.01%	0
2006	13.105208	15.000119	14.46%	0
2005	12.972801	13.105208	1.02%	0
2004	11.554180	12.972801	12.28%	192
2003	7.433831	11.554180	55.43%	419
2002*	10.000000	7.433831	-25.66%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.655097	11.754372	0.85%	8,184
2010	10.501643	11.655097	10.98%	5,144
2009	7.862729	10.501643	33.56%	1,706
2008	11.347958	7.862729	-30.71%	6,271
2007	11.104529	11.347958	2.19%	5,569
2006*	10.000000	11.104529	11.05%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.338907	9.801171	-5.20%	0
2010	8.185954	10.338907	26.30%	0
2009	6.434554	8.185954	27.22%	0
2008	9.752789	6.434554	-34.02%	0
2007	10.143557	9.752789	-3.85%	0
2006*	10.000000	10.143557	1.44%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.181002	8.904117	-3.02%	0
2010	8.453884	9.181002	8.60%	0
2009	6.589253	8.453884	28.30%	0
2008*	10.000000	6.589253	-34.11%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.393116	10.271464	-17.12%	884
2010	10.706574	12.393116	15.75%	1,512
2009	6.296301	10.706574	70.05%	1,554
2008	13.506531	6.296301	-53.38%	0
2007	10.655440	13.506531	26.76%	0
2006*	10.000000	10.655440	6.55%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.446027	9.190757	-12.02%	0
2010	9.782597	10.446027	6.78%	0
2009	7.238892	9.782597	35.14%	0
2008	12.329457	7.238892	-41.29%	0
2007	10.843323	12.329457	13.71%	0
2006*	10.000000	10.843323	8.43%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.725011	15.361112	-2.31%	7,719
2010	13.957379	15.725011	12.66%	7,795
2009	11.938945	13.957379	16.91%	3,600
2008	11.412418	11.938945	4.61%	882
2007	10.435795	11.412418	9.36%	882
2006*	10.000000	10.435795	4.36%	594
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.737900	20.783511	-8.60%	2,923
2010	21.241206	22.737900	7.05%	3,123
2009	17.245268	21.241206	23.17%	2,754
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.456593	8.668397	-8.33%	6,858
2010	9.016324	9.456593	4.88%	9,922
2009	6.268928	9.016324	43.83%	8,660
2008	11.428589	6.268928	-45.15%	8,628
2007	8.492349	11.428589	34.58%	12,514
2006	7.901043	8.492349	7.48%	14,648
2005	7.126209	7.901043	10.87%	14,657
2004	6.132757	7.126209	16.20%	15,764
2003	5.178331	6.132757	18.43%	16,033
2002	6.253323	5.178331	-17.19%	18,154
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.871385	4.383012	-10.03%	0
2010	3.975587	4.871385	22.53%	0
2009	2.572472	3.975587	54.54%	0
2008	4.661468	2.572472	-44.81%	0
2007	3.888995	4.661468	19.86%	0
2006	3.661446	3.888995	6.21%	0
2005	3.332166	3.661446	9.88%	0
2004	3.363865	3.332166	-0.94%	0
2003	2.331479	3.363865	44.28%	0
2002	4.007355	2.331479	-41.82%	1,207
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.862684	11.238620	-33.35%	0
2010	13.693467	16.862684	23.14%	0
2009	7.763332	13.693467	76.39%	0
2008	16.499263	7.763332	-52.95%	0
2007	13.085427	16.499263	26.09%	0
2006	9.059618	13.085427	44.44%	0
2005	6.970674	9.059618	29.97%	0
2004	5.962587	6.970674	16.91%	0
2003	4.499478	5.962587	32.52%	0
2002	6.152979	4.499478	-26.87%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.183043	14.272624	0.63%	791
2010	11.663313	14.183043	21.60%	791
2009	9.345851	11.663313	24.80%	791
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.343369	13.082318	-1.96%	0
2010	12.180267	13.343369	9.55%	0
2009	10.098507	12.180267	20.61%	0
2008	15.243699	10.098507	-33.75%	0
2007	14.384752	15.243699	5.97%	0
2006	12.118222	14.384752	18.70%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.735263	10.386610	-3.25%	0
2010*	10.000000	10.735263	7.35%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.700493	7.532835	-2.18%	0
2010	6.555835	7.700493	17.46%	0
2009	4.986558	6.555835	31.47%	0
2008	8.259649	4.986558	-39.63%	0
2007	7.015054	8.259649	17.74%	0
2006	6.707862	7.015054	4.58%	0
2005	6.394073	6.707862	4.91%	0
2004	6.001871	6.394073	6.53%	0
2003	4.590315	6.001871	30.75%	0
2002	6.538172	4.590315	-29.79%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.901600	13.782052	-0.86%	3,126
2010	12.438437	13.901600	11.76%	9,471
2009*	10.000000	12.438437	24.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.137186	10.078216	-0.58%	0
2010	9.187384	10.137186	10.34%	0
2009	7.557697	9.187384	21.56%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.835256	11.284076	4.14%	0
2010	10.378523	10.835256	4.40%	0
2009	9.395078	10.378523	10.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.174715	9.982671	-10.67%	1,295
2010	10.192912	11.174715	9.63%	1,311
2009	7.307804	10.192912	39.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.889514	9.284769	-6.12%	0
2010	8.494561	9.889514	16.42%	0
2009	6.213995	8.494561	36.70%	0

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.406630	8.095662	-3.70%	0
2010	7.690526	8.406630	9.31%	0
2009	5.974146	7.690526	28.73%	0
2008	9.792857	5.974146	-38.99%	0
2007*	10.000000	9.792857	-2.07%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.408272	16.779774	2.26%	0
2010	14.721522	16.408272	11.46%	0
2009	10.236784	14.721522	43.81%	0
2008	14.432295	10.236784	-29.07%	0
2007	14.207908	14.432295	1.58%	0
2006	13.040874	14.207908	8.95%	0
2005	12.931102	13.040874	0.85%	581
2004	11.924059	12.931102	8.45%	3,243
2003	9.900524	11.924059	20.44%	3,260
2002	9.737236	9.900524	1.68%	1,740
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.122323	13.418047	2.25%	272
2010	11.772757	13.122323	11.46%	259
2009	8.181762	11.772757	43.89%	265
2008	11.552447	8.181762	-29.18%	330
2007	11.369143	11.552447	1.61%	404
2006	10.435727	11.369143	8.94%	384
2005*	10.000000	10.435727	4.36%	563
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.801821	7.662684	-12.94%	1,232
2010	7.729430	8.801821	13.87%	1,232
2009	5.130170	7.729430	50.67%	1,232
2008*	10.000000	5.130170	-48.70%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.646129	9.199592	-4.63%	0
2010	7.924306	9.646129	21.73%	0
2009	6.116244	7.924306	29.56%	0
2008*	10.000000	6.116244	-38.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.148112	8.436374	-7.78%	0
2010	8.079041	9.148112	13.23%	0
2009	6.348539	8.079041	27.26%	0
2008*	10.000000	6.348539	-36.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.151038	9.864594	-2.82%	0
2010	9.334244	10.151038	8.75%	0
2009	7.908776	9.334244	18.02%	0
2008*	10.000000	7.908776	-20.91%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.731444	9.255266	-4.89%	0
2010	8.790510	9.731444	10.70%	0
2009	7.187575	8.790510	22.30%	0
2008*	10.000000	7.187575	-28.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.607527	10.596201	-0.11%	0
2010	10.083319	10.607527	5.20%	0
2009	9.057536	10.083319	11.33%	0
2008*	10.000000	9.057536	-9.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.941983	9.564729	-3.79%	0
2010	9.062813	9.941983	9.70%	0
2009	7.544912	9.062813	20.12%	0
2008*	10.000000	7.544912	-24.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.497527	8.918301	-6.10%	0
2010	8.509389	9.497527	11.61%	0
2009	6.824993	8.509389	24.68%	0
2008*	10.000000	6.824993	-31.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.318164	10.136240	-1.76%	0
2010	9.607347	10.318164	7.40%	0
2009	8.288260	9.607347	15.92%	0
2008*	10.000000	8.288260	-17.12%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.124752	11.681023	5.00%	0
2010	10.549709	11.124752	5.45%	0
2009	9.845494	10.549709	7.15%	905
2008*	10.000000	9.845494	-1.55%	905
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.005371	12.540931	4.46%	0
2010	11.273445	12.005371	6.49%	0
2009	9.829489	11.273445	14.69%	0
2008*	10.000000	9.829489	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.320932	19.360919	-23.54%	0
2010	22.127024	25.320932	14.43%	0
2009	13.755036	22.127024	60.86%	0
2008	33.063004	13.755036	-58.40%	0
2007	23.058810	33.063004	43.39%	0
2006	17.121952	23.058810	34.67%	0
2005	13.104750	17.121952	30.65%	0
2004	11.018589	13.104750	18.93%	0
2003	6.768606	11.018589	62.79%	0
2002	8.106355	6.768606	-16.50%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.013014	21.414507	-23.56%	0
2010	24.471320	28.013014	14.47%	0
2009	15.196467	24.471320	61.03%	0
2008	36.586463	15.196467	-58.46%	46
2007	25.521530	36.586463	43.36%	92
2006	18.960812	25.521530	34.60%	128
2005	14.510224	18.960812	30.67%	170
2004	12.198995	14.510224	18.95%	649
2003	7.495729	12.198995	62.75%	649
2002*	10.000000	7.495729	-25.04%	1,288
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.994272	15.841556	5.65%	0
2010	14.527898	14.994272	3.21%	1,717
2009	14.362980	14.527898	1.15%	1,126
2008	13.536704	14.362980	6.10%	2,774
2007	12.825824	13.536704	5.54%	4,023
2006	12.599616	12.825824	1.80%	1,927
2005	12.386709	12.599616	1.72%	3,344
2004	12.178075	12.386709	1.71%	3,108
2003	12.121079	12.178075	0.47%	3,210
2002	11.087778	12.121079	9.32%	7,241
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.595202	10.306277	-11.12%	0
2010	10.390629	11.595202	11.59%	0
2009	8.131881	10.390629	27.78%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.551749	16.489599	-11.12%	1,106
2010	16.627569	18.551749	11.57%	3,988
2009	13.018102	16.627569	27.73%	4,025
2008	24.493336	13.018102	-46.85%	2,638
2007	19.558384	24.493336	25.23%	0
2006	14.934305	19.558384	30.96%	0
2005	11.646653	14.934305	28.23%	0
2004	10.339912	11.646653	12.64%	1,594
2003	7.756602	10.339912	33.30%	1,282
2002*	10.000000	7.756602	-22.43%	1,282
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.784189	7.540827	-14.15%	0
2010	8.303543	8.784189	5.79%	0
2009	6.554722	8.303543	26.68%	0
2008	11.693487	6.554722	-43.95%	0
2007	10.853520	11.693487	7.74%	0
2006*	10.000000	10.853520	8.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.472382	12.748966	-5.37%	2,288
2010	11.931917	13.472382	12.91%	2,288
2009	9.522873	11.931917	25.30%	2,288
2008	15.308184	9.522873	-37.79%	2,288
2007	14.668581	15.308184	4.36%	2,288
2006	12.741978	14.668581	15.12%	0
2005	11.984875	12.741978	6.32%	0
2004	10.670649	11.984875	12.32%	0
2003	8.215054	10.670649	29.89%	0
2002*	10.000000	8.215054	-17.85%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.464635	12.386680	-0.63%	0
2010	11.523426	12.464635	8.17%	0
2009*	10.000000	11.523426	15.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.332645	13.010184	-2.42%	0
2010	12.082047	13.332645	10.35%	0
2009*	10.000000	12.082047	20.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.441672	12.614655	1.39%	3,165
2010	11.928224	12.441672	4.30%	3,391
2009	11.101361	11.928224	7.45%	3,485
2008	11.992742	11.101361	-7.43%	0
2007	11.554601	11.992742	3.79%	0
2006	11.049006	11.554601	4.58%	1,967
2005	10.857746	11.049006	1.76%	1,967
2004	10.533052	10.857746	3.08%	1,967
2003	9.909889	10.533052	6.29%	10,633
2002*	10.000000	9.909899	-0.90%	2,015
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.209596	13.006607	-1.54%	0
2010	12.091079	13.209596	9.25%	0
2009	10.303566	12.091079	17.35%	10,950
2008	13.619819	10.303566	-24.35%	27,122
2007	13.087664	13.619819	4.07%	22,231
2006	11.931793	13.087664	9.69%	18,587
2005	11.498473	11.931793	3.77%	11,568
2004	10.657265	11.498473	7.89%	6,521
2003	9.012363	10.657265	18.25%	6,843
2002*	10.000000	9.012363	-9.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.508611	13.023413	-3.59%	11,003
2010	12.154289	13.508611	11.14%	11,003
2009	9.919721	12.154289	22.53%	11,003
2008	14.678830	9.919721	-32.42%	11,150
2007	14.040065	14.678830	4.55%	11,525
2006	12.443859	14.040065	12.83%	11,641
2005	11.798411	12.443859	5.47%	11,547
2004	10.685816	11.798411	10.41%	0
2003	8.566085	10.685816	24.75%	2,299
2002*	10.000000	8.566085	-14.34%	2,216
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.001188	13.070731	0.53%	0
2010	12.163228	13.001188	6.89%	0
2009	10.778891	12.163228	12.84%	0
2008	12.880912	10.778891	-16.32%	1,190
2007	12.354247	12.880912	4.26%	1,190
2006	11.567555	12.354247	6.80%	3,250
2005	11.239043	11.567555	2.92%	3,250
2004	10.647898	11.239043	5.55%	3,250
2003	9.507569	10.647898	11.99%	2,440
2002*	10.000000	9.507569	-4.92%	2,010

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.855790	13.343510	-3.70%	15,904
2010	12.928952	13.855790	7.17%	17,389
2009*	10.000000	12.928952	29.29%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.922228	25.844457	-4.00%	0
2010	21.657282	26.922228	24.31%	1,134
2009	16.077655	21.657282	34.70%	2,324
2008	25.690552	16.077655	-37.42%	4,974
2007	24.250660	25.690552	5.94%	6,176
2006	22.403405	24.250660	8.25%	6,318
2005	20.288824	22.403405	10.42%	5,889
2004	17.797782	20.288824	14.00%	11,776
2003	13.418734	17.797782	32.63%	10,415
2002	16.084876	13.418734	-16.58%	8,840
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.422145	11.251291	-1.50%	4,677
2010	11.596067	11.422145	-1.50%	269
2009	11.767718	11.596067	-1.46%	276
2008	11.706507	11.767718	0.52%	24,409
2007	11.342165	11.706507	3.21%	25,015
2006	11.015384	11.342165	2.97%	25,799
2005	10.892063	11.015384	1.13%	26,830
2004	10.968931	10.892063	-0.70%	21,596
2003	11.066732	10.968931	-0.88%	5,812
2002	11.100780	11.066732	-0.31%	9,770
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.583700	16.202156	3.97%	2,495
2010	14.306279	15.583700	8.93%	2,560
2009	11.677180	14.306279	22.51%	1,847
2008	14.333485	11.677180	-18.53%	878
2007	13.909639	14.333485	3.05%	1,852
2006	13.469205	13.909639	3.27%	1,868
2005	13.382009	13.469205	0.65%	3,006
2004	12.752538	13.382009	4.94%	3,297
2003	11.547565	12.752538	10.43%	2,394
2002	10.935239	11.547565	5.60%	4,223
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.177625	8.193431	-10.72%	2,434
2010	8.170431	9.177625	12.33%	2,445
2009	6.078619	8.170431	34.41%	2,442
2008*	10.000000	6.078619	-39.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.596616	12.887386	-17.37%	0
2010	14.921868	15.596616	4.52%	0
2009	11.667697	14.921868	27.89%	0
2008	22.072817	11.667697	-47.14%	41
2007	21.772574	22.072817	1.38%	765
2006	18.007172	21.772574	20.91%	798
2005	16.314137	18.007172	10.38%	398
2004	13.772107	16.314137	18.46%	0
2003*	10.000000	13.772107	37.72%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.163741	8.764236	-4.36%	4,794
2010	8.054001	9.163741	13.78%	4,794
2009	6.300524	8.054001	27.83%	0
2008*	10.000000	6.300524	-36.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.409772	9.656095	-7.24%	0
2010*	10.000000	10.409772	4.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.759418	8.102602	-7.50%	0
2010	7.887411	8.759418	11.06%	0
2009	6.284757	7.887411	25.50%	0
2008*	10.000000	6.284757	-37.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.723625	9.172945	-5.66%	0
2010	7.783988	9.723625	24.92%	0
2009	6.216511	7.783988	25.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.650508	9.082922	-5.88%	3,981
2010	7.746878	9.650508	24.57%	6,135
2009	6.207089	7.746878	24.81%	6,135
2008*	10.000000	6.207089	-37.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.131081	9.747754	-3.78%	2,746
2010	8.597378	10.131081	17.84%	2,746
2009	6.689909	8.597378	28.51%	2,746
2008*	10.000000	6.689909	-33.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.689306	13.396958	-2.14%	0
2010	11.078364	13.689306	23.57%	3,581
2009	8.823919	11.078364	25.55%	3,581
2008	16.719936	8.823919	-47.23%	3,581
2007	15.467798	16.719936	8.10%	3,684
2006	15.214808	15.467798	1.66%	3,684
2005	14.289660	15.214808	6.47%	3,678
2004	12.791193	14.289660	11.71%	3,822
2003	9.671672	12.791193	32.25%	236
2002	14.718863	9.671672	-34.29%	733
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.217265	30.125817	-6.49%	76
2010	25.834325	32.217265	24.71%	3,779
2009	20.780205	25.834325	24.32%	4,712
2008	31.094922	20.780205	-33.17%	4,505
2007	33.908952	31.094922	-8.30%	4,783
2006	29.348465	33.908952	15.54%	4,862
2005	28.905822	29.348465	1.53%	4,857
2004	25.018122	28.905822	15.54%	7,523
2003	16.192394	25.018122	54.51%	7,817
2002	22.570133	16.192394	-28.26%	7,700

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.503258	25.585480	-6.97%	0
2010	22.280410	27.503258	23.44%	977
2009	16.792408	22.280410	32.68%	977
2008	27.581842	16.792408	-39.12%	2,857
2007	27.419590	27.581842	0.59%	3,195
2006	24.845062	27.419590	10.36%	3,191
2005	22.456273	24.845062	10.64%	3,035
2004	19.154484	22.456273	17.24%	3,758
2003	13.790055	19.154484	38.90%	3,962
2002	16.934952	13.790055	-18.57%	3,901
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.781243	11.666244	-0.98%	9,299
2010	10.542591	11.781243	11.75%	9,210
2009	8.488044	10.542591	24.21%	9,293
2008	14.744782	8.488044	-42.43%	9,116
2007	13.838380	14.744782	6.55%	9,710
2006	12.363615	13.838380	11.93%	9,669
2005	11.682001	12.363615	5.83%	10,025
2004	10.806133	11.682001	8.11%	10,256
2003	8.603482	10.806133	25.60%	10,171
2002	10.568710	8.603482	-18.59%	10,190
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.237175	9.690417	4.91%	1,114
2010	7.203521	9.237175	28.23%	1,114
2009	5.589702	7.203521	28.87%	1,116
2008*	10.000000	5.589702	-44.10%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.477107	10.454338	-0.22%	3,374
2010	10.385334	10.477107	0.88%	3,374
2009	9.843634	10.385334	5.50%	16,872
2008*	10.000000	9.843634	-1.56%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.516785	11.659822	-13.74%	0
2010	12.903630	13.516785	4.75%	0
2009*	10.000000	12.903630	29.04%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.762107	11.316625	-3.79%	0
2010	10.314299	11.762107	14.04%	0
2009	8.145827	10.314299	26.62%	0
2008	13.125312	8.145827	-37.94%	0
2007	13.628411	13.125312	-3.69%	1,209
2006	11.936752	13.628411	14.17%	1,209
2005	11.624315	11.936752	2.69%	498
2004	10.043723	11.624315	15.74%	498
2003	7.757941	10.043723	29.46%	0
2002	10.521790	7.757941	-26.27%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.370178	10.244547	-1.21%	0
2010	9.999600	10.370178	3.71%	0
2009	8.958025	9.999600	11.63%	0
2008	10.505182	8.958025	-14.73%	0
2007	10.180267	10.505182	3.19%	860
2006	9.918119	10.180267	2.64%	1,152
2005	9.925486	9.918119	-0.07%	1,448
2004	9.998725	9.925486	-0.73%	3,577
2003*	10.000000	9.998725	-0.01%	131
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.778758	11.479389	-2.54%	0
2010	9.997385	11.778758	17.82%	0
2009	8.268264	9.997385	20.91%	0
2008	13.868982	8.268264	-40.38%	0
2007	14.009236	13.868982	-1.00%	0
2006	13.512331	14.009236	3.68%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.158950	12.562667	-4.53%	0
2010	10.873942	13.158950	21.01%	0
2009	8.399779	10.873942	29.46%	0
2008	14.082459	8.399779	-40.35%	0
2007	13.286513	14.082459	5.99%	0
2006	11.862757	13.286513	12.00%	0
2005	11.270076	11.862757	5.26%	0
2004*	10.000000	11.270076	12.70%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.124693	19.087785	-9.64%	0
2010	18.492103	21.124693	14.24%	0
2009	13.438879	18.492103	37.60%	0
2008	22.813666	13.438879	-41.09%	0
2007	21.782493	22.813666	4.73%	987
2006	18.789648	21.782493	15.93%	1,021
2005	16.682960	18.789648	12.63%	1,054
2004	14.209351	16.682960	17.41%	2,076
2003*	10.000000	14.209351	42.09%	4,630
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.222428	11.944674	-9.66%	0
2010	11.575585	13.222428	14.23%	0
2009	8.407890	11.575585	37.68%	2,352
2008	14.271766	8.407890	-41.09%	3,906
2007	13.629059	14.271766	4.72%	3,906
2006	11.756121	13.629059	15.93%	3,906
2005	10.440758	11.756121	12.60%	3,906
2004	8.895100	10.440758	17.38%	7,568
2003	6.314040	8.895100	40.88%	8,605
2002	8.232600	6.314040	-23.30%	19,656

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.804484	2.710589	-3.35%	0
2010	2.482612	2.804484	12.97%	0
2009	1.988444	2.482612	24.85%	0
2008	9.563886	1.988444	-79.21%	0
2007*	10.000000	9.563886	-4.36%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.030282	2.915166	-3.80%	0
2010	2.679489	3.030282	13.09%	0
2009	2.170717	2.679489	23.44%	0
2008	10.333299	2.170717	-78.99%	0
2007	10.502191	10.333299	-1.61%	0
2006*	10.000000	10.502191	5.02%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.477836	13.274169	-1.51%	1,146
2010	11.784682	13.477836	14.37%	1,147
2009	9.326193	11.784682	26.36%	1,138
2008	15.388393	9.326193	-39.39%	1,122
2007	14.962113	15.388393	2.85%	1,441
2006	13.205210	14.962113	13.30%	2,202
2005	12.649738	13.205210	4.39%	3,819
2004	11.732516	12.649738	7.82%	4,562
2003	9.399555	11.732516	24.82%	5,361
2002	11.751920	9.399555	-20.02%	6,348
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781928	9.422319	-3.68%	7,127
2010	8.047221	9.781928	21.56%	7,127
2009	5.954845	8.047221	35.14%	7,127
2008	9.724370	5.954845	-38.76%	0
2007	9.994196	9.724370	-2.70%	0
2006*	10.000000	9.994196	-0.06%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.159062	14.099927	-0.42%	0
2010	11.277175	14.159062	25.56%	5,941
2009	8.633683	11.277175	30.62%	5,941
2008	17.209838	8.633683	-49.83%	5,941
2007	16.432771	17.209838	4.73%	9,835
2006	16.203447	16.432771	1.42%	9,835
2005	14.644219	16.203447	10.65%	9,965
2004	12.412379	14.644219	17.98%	9,965
2003	10.033548	12.412379	23.71%	4,024
2002	14.107081	10.033548	-28.88%	4,024
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.695500	12.490136	6.79%	0
2010	10.856139	11.695500	7.73%	0
2009*	10.000000	10.856139	8.56%	0

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.330057	11.273050	-0.50%	1,745
2010	10.935503	11.330057	3.61%	1,989
2009*	10.000000	10.935503	9.36%	2,044
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.530386	11.450026	8.73%	0
2010*	10.000000	10.530386	5.30%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.885477	11.328212	4.07%	0
2010	10.314278	10.885477	5.54%	0
2009	9.550224	10.314278	8.00%	0
2008	10.797546	9.550224	-11.55%	0
2007	10.395936	10.797546	3.86%	0
2006*	10.000000	10.395936	3.96%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.284043	39.309176	5.43%	0
2010	34.490539	37.284043	8.10%	0
2009	26.891737	34.490539	28.26%	0
2008	32.110447	26.891737	-16.25%	0
2007	30.603032	32.110447	4.93%	0
2006	28.037652	30.603032	9.15%	0
2005	25.356933	28.037652	10.57%	0
2004	23.389566	25.356933	8.41%	274
2003	18.570832	23.389566	25.95%	384
2002	17.261739	18.570832	7.58%	435
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.740934	40.042554	-26.85%	753
2010	43.813936	54.740934	24.94%	753
2009	20.865450	43.813936	109.98%	753
2008	60.148122	20.865450	-65.31%	753
2007	44.376351	60.148122	35.54%	753
2006	32.295777	44.376351	37.41%	753
2005	24.838435	32.295777	30.02%	753
2004	20.030473	24.838435	24.00%	753
2003	13.188423	20.030473	51.88%	753
2002	13.789595	13.188423	-4.36%	753
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	52.494310	43.201636	-17.70%	0
2010	41.237130	52.494310	27.30%	0
2009	26.575168	41.237130	55.17%	0
2008	50.080524	26.575168	-46.94%	0
2007	34.980940	50.080524	43.17%	0
2006	28.525563	34.980940	22.63%	0
2005	19.092790	28.525563	49.40%	0
2004	15.602972	19.092790	22.37%	0
2003	10.940542	15.602972	42.62%	0
2002	11.431171	10.940542	-4.29%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.319922	15.336646	-6.03%	1,234
2010	13.069260	16.319922	24.87%	0
2009*	10.000000	13.069260	30.69%	0

Additional Contract Options Elected - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.534886	15.775111	-10.04%	0
2010	14.069675	17.534886	24.63%	0
2009	10.017824	14.069675	40.45%	0
2008	15.837244	10.017824	-36.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.481724	13.732125	10.02%	0
2010	12.060795	12.481724	3.49%	0
2009	11.115274	12.060795	8.51%	0
2008	11.472534	11.115274	-3.11%	0
2007	10.643627	11.472534	7.79%	0
2006	10.641817	10.643627	0.02%	0
2005	10.642589	10.641817	-0.01%	0
2004	10.216492	10.642589	4.17%	0
2003*	10.000000	10.216492	2.16%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.747859	12.941263	1.52%	0
2010	11.343661	12.747859	12.38%	0
2009	9.756634	11.343661	16.27%	0
2008	15.150584	9.756634	-35.60%	0
2007	15.400828	15.150584	-1.62%	0
2006	13.359736	15.400828	15.28%	0
2005	12.968874	13.359736	3.01%	0
2004	11.658279	12.968874	11.24%	0
2003	9.154526	11.658279	27.35%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.875646	11.610846	-2.23%	0
2010	10.114983	11.875646	17.41%	0
2009	7.906617	10.114983	27.93%	0
2008	10.616031	7.906617	-25.52%	0
2007	11.038582	10.616031	-3.83%	0
2006*	10.000000	11.038582	10.39%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.023023	12.354851	-5.13%	0
2010	12.051594	13.023023	8.06%	0
2009*	10.000000	12.051594	20.52%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.911599	14.763549	-0.99%	0
2010	12.037287	14.911599	23.88%	0
2009	9.779387	12.037287	23.09%	0
2008	14.378592	9.779387	-31.99%	0
2007	14.702514	14.378592	-2.20%	0
2006	13.052374	14.702514	12.64%	0
2005	12.363005	13.052374	5.58%	0
2004	10.302820	12.363005	20.00%	0
2003	7.595316	10.302820	35.65%	0

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.079069	11.006002	-0.66%	0
2010	9.801238	11.079069	13.04%	0
2009	7.443071	9.801238	31.68%	0
2008	11.529422	7.443071	-35.44%	0
2007	10.865963	11.529422	6.11%	0
2006	10.106683	10.865963	7.51%	0
2005	9.907140	10.106683	2.01%	0
2004	9.474668	9.907140	4.56%	0
2003	7.637651	9.474668	24.05%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.692005	12.730304	0.30%	0
2010	11.225947	12.692005	13.06%	0
2009	9.025801	11.225947	24.38%	0
2008	14.585446	9.025801	-38.12%	112
2007	14.076570	14.585446	3.62%	503
2006	12.379057	14.076570	13.71%	526
2005	12.009933	12.379057	3.07%	613
2004	11.025774	12.009933	8.93%	703
2003	8.724586	11.025774	26.38%	799
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.165149	15.202910	7.33%	0
2010	12.476865	14.165149	13.53%	0
2009	10.340571	12.476865	20.66%	0
2008	14.909523	10.340571	-30.64%	0
2007	14.137200	14.909523	5.46%	0
2006	12.327848	14.137200	14.68%	0
2005	11.996198	12.327848	2.76%	0
2004	11.599710	11.996198	3.42%	0
2003	9.723715	11.599710	19.29%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.667536	15.775874	0.69%	0
2010	14.666819	15.667536	6.82%	0
2009	12.369872	14.666819	18.57%	0
2008	13.552311	12.369872	-8.72%	0
2007	13.063536	13.552311	3.74%	0
2006	12.739427	13.063536	2.54%	0
2005	12.773711	12.739427	-0.27%	0
2004	12.521545	12.773711	2.01%	0
2003	12.154048	12.521545	3.02%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.231942	11.026798	-1.83%	0
2010	10.119745	11.231942	10.99%	0
2009	8.279353	10.119745	22.23%	0
2008	11.224535	8.279353	-26.24%	0
2007	10.494851	11.224535	6.95%	0
2006*	10.000000	10.494851	4.95%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.797738	10.511160	-2.65%	0
2010	9.577005	10.797738	12.75%	0
2009	7.554008	9.577005	26.78%	0
2008	11.403328	7.554008	-33.76%	0
2007	10.514805	11.403328	8.45%	0
2006*	10.000000	10.514805	5.15%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.387560	9.951137	-4.20%	0
2010	9.095709	10.387560	14.20%	0
2009	7.030879	9.095709	29.37%	0
2008	11.533156	7.030879	-39.04%	0
2007	10.534920	11.533156	9.48%	0
2006*	10.000000	10.534920	5.35%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.267563	9.583106	-6.67%	0
2010	8.752400	10.267563	17.31%	0
2009	6.024270	8.752400	45.29%	0
2008	13.421070	6.024270	-55.11%	0
2007	9.360928	13.421070	43.37%	0
2006*	10.000000	9.360928	-6.39%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.201119	14.101524	-0.70%	0
2010	12.533482	14.201119	13.31%	0
2009	9.790590	12.533482	28.02%	0
2008	17.357577	9.790590	-43.59%	101
2007	17.385893	17.357577	-0.16%	449
2006	14.705887	17.385893	18.22%	470
2005	14.123525	14.705887	4.12%	541
2004	12.879796	14.123525	9.66%	619
2003	10.046372	12.879796	28.20%	701
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.341186	12.167452	-1.41%	0
2010	10.104505	12.341186	22.14%	0
2009	8.009173	10.104505	26.16%	0
2008	15.418206	8.009173	-48.05%	109
2007	12.345038	15.418206	24.89%	485
2006	11.748014	12.345038	5.08%	507
2005	11.291830	11.748014	4.04%	602
2004	11.107117	11.291830	1.66%	699
2003	8.496503	11.107117	30.73%	797

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.275911	13.583756	2.32%	0
2010	11.850852	13.275911	12.02%	0
2009	8.372353	11.850852	41.55%	0
2008	11.348609	8.372353	-26.23%	0
2007	11.229923	11.348609	1.06%	0
2006	10.259436	11.229923	9.46%	0
2005	10.164065	10.259436	0.94%	0
2004	9.431127	10.164065	7.77%	0
2003	7.544684	9.431127	25.00%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.457005	11.730502	2.39%	0
2010	10.238503	11.457005	11.90%	0
2009	7.225384	10.238503	41.70%	0
2008	9.782807	7.225384	-26.14%	0
2007*	10.000000	9.782807	-2.17%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.630703	13.331876	5.55%	0
2010	11.914564	12.630703	6.01%	0
2009	10.462273	11.914564	13.88%	0
2008	10.994792	10.462273	-4.84%	0
2007	10.717458	10.994792	2.59%	0
2006	10.436937	10.717458	2.69%	0
2005	10.384779	10.436937	0.50%	0
2004	10.111553	10.384779	2.70%	0
2003*	10.000000	10.111553	1.12%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.636116	10.228324	-12.10%	0
2010	9.183259	11.636116	26.71%	0
2009	6.662004	9.183259	37.85%	0
2008	11.186819	6.662004	-40.45%	0
2007	9.839985	11.186819	13.69%	0
2006*	10.000000	9.839985	-1.60%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.626882	12.734439	-18.51%	0
2010	14.047583	15.626882	11.24%	0
2009	11.285190	14.047583	24.48%	0
2008	20.420848	11.285190	-44.74%	0
2007	17.698704	20.420848	15.38%	0
2006	15.241215	17.698704	16.12%	0
2005	13.011854	15.241215	17.13%	0
2004	11.645888	13.011854	11.73%	0
2003	8.260228	11.645888	40.99%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.605820	11.891669	-18.58%	0
2010	13.127680	14.605820	11.26%	0
2009	10.541812	13.127680	24.53%	0
2008	19.080088	10.541812	-44.75%	0
2007	16.534063	19.080088	15.40%	0
2006	14.237947	16.534063	16.13%	0
2005	12.160149	14.237947	17.09%	0
2004	10.882746	12.160149	11.74%	0
2003	7.716368	10.882746	41.03%	0

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.424782	12.944989	-10.26%	0
2010	11.586518	14.424782	24.50%	0
2009	7.477240	11.586518	54.96%	0
2008	15.556357	7.477240	-51.93%	0
2007	14.964645	15.556357	3.95%	0
2006	13.080838	14.964645	14.40%	0
2005	12.955237	13.080838	0.97%	0
2004	11.544394	12.955237	12.22%	0
2003	7.431305	11.544394	55.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.627489	11.720588	0.80%	0
2010	10.482089	11.627489	10.93%	0
2009	7.852078	10.482089	33.49%	0
2008	11.338348	7.852078	-30.75%	0
2007	11.100789	11.338348	2.14%	0
2006*	10.000000	11.100789	11.01%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.314430	9.773009	-5.25%	0
2010	8.170719	10.314430	26.24%	0
2009	6.425835	8.170719	27.15%	0
2008	9.744526	6.425835	-34.06%	0
2007	10.140131	9.744526	-3.90%	0
2006*	10.000000	10.140131	1.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.168592	8.887578	-3.06%	0
2010	8.446738	9.168592	8.55%	0
2009	6.587021	8.446738	28.23%	0
2008*	10.000000	6.587021	-34.13%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.363780	10.241958	-17.16%	0
2010	10.686648	12.363780	15.69%	0
2009	6.287761	10.686648	69.96%	0
2008	13.495083	6.287761	-53.41%	0
2007	10.651851	13.495083	26.69%	0
2006*	10.000000	10.651851	6.52%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.421304	9.164360	-12.06%	0
2010	9.764383	10.421304	6.73%	0
2009	7.229077	9.764383	35.07%	0
2008	12.319021	7.229077	-41.32%	0
2007	10.839679	12.319021	13.65%	0
2006*	10.000000	10.839679	8.40%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.687782	15.316987	-2.36%	0
2010	13.931412	15.687782	12.61%	0
2009	11.922782	13.931412	16.85%	0
2008	11.402754	11.922782	4.56%	0
2007	10.432283	11.402754	9.30%	0
2006*	10.000000	10.432283	4.32%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.621790	20.666910	-8.64%	0
2010	21.143472	22.621790	6.99%	0
2009	17.174627	21.143472	23.11%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.404273	8.616078	-8.38%	0
2010	8.971001	9.404273	4.83%	0
2009	6.240588	8.971001	43.75%	0
2008	11.382719	6.240588	-45.17%	0
2007	8.462578	11.382719	34.51%	0
2006	7.877344	8.462578	7.43%	0
2005	7.108411	7.877344	10.82%	0
2004	6.120554	7.108411	16.14%	0
2003	5.170642	6.120554	18.37%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.844460	4.356575	-10.07%	0
2010	3.955620	4.844460	22.47%	0
2009	2.560843	3.955620	54.47%	0
2008	4.642758	2.560843	-44.84%	0
2007	3.875357	4.642758	19.80%	0
2006	3.650452	3.875357	6.16%	0
2005	3.323846	3.650452	9.83%	0
2004	3.357170	3.323846	-0.99%	0
2003	2.328014	3.357170	44.21%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.769353	11.170745	-33.39%	0
2010	13.624574	16.769353	23.08%	0
2009	7.728195	13.624574	76.30%	0
2008	16.432956	7.728195	-52.97%	0
2007	13.039486	16.432956	26.02%	0
2006	9.032380	13.039486	44.36%	0
2005	6.953235	9.032380	29.90%	0
2004	5.950696	6.953235	16.85%	0
2003	4.492787	5.950696	32.45%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.135167	14.217234	0.58%	0
2010	11.629845	14.135167	21.54%	0
2009	9.323754	11.629845	24.73%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.284731	13.018232	-2.01%	0
2010	12.132886	13.284731	9.49%	0
2009	10.064340	12.132886	20.55%	0
2008	15.199863	10.064340	-33.79%	0
2007	14.350718	15.199863	5.92%	0
2006	12.095679	14.350718	18.64%	0

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731658	10.377863	-3.30%	0
2010*	10.000000	10.731658	7.32%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.652723	7.482312	-2.23%	0
2010	6.518468	7.652723	17.40%	0
2009	4.960659	6.518468	31.40%	0
2008	8.220945	4.960659	-39.66%	0
2007	6.985741	8.220945	17.68%	0
2006	6.683217	6.985741	4.53%	0
2005	6.373790	6.683217	4.85%	0
2004	5.985870	6.373790	6.48%	0
2003	4.580410	5.985870	30.68%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.889833	13.763403	-0.91%	0
2010	12.434223	13.889833	11.71%	0
2009*	10.000000	12.434223	24.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.113208	10.049284	-0.63%	0
2010	9.170310	10.113208	10.28%	0
2009	7.547477	9.170310	21.50%	0
2008	10.917058	7.547477	-30.87%	0
2007	10.448212	10.917058	4.49%	0
2006*	10.000000	10.448212	4.48%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.809588	11.251651	4.09%	0
2010	10.359202	10.809588	4.35%	0
2009	9.382348	10.359202	10.41%	0
2008	10.573953	9.382348	-11.27%	0
2007	10.430304	10.573953	1.38%	0
2006*	10.000000	10.430304	4.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.148227	9.953969	-10.71%	0
2010	10.173918	11.148227	9.58%	0
2009	7.297903	10.173918	39.41%	0
2008	12.080556	7.297903	-39.59%	0
2007	10.730389	12.080556	12.58%	0
2006*	10.000000	10.730389	7.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.866054	9.258052	-6.16%	0
2010	8.478706	9.866054	16.36%	0
2009	6.205551	8.478706	36.63%	0
2008	11.299224	6.205551	-45.08%	0
2007	10.257600	11.299224	10.15%	0
2006*	10.000000	10.257600	2.58%	0

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.390989	8.076510	-3.75%	0
2010	7.680104	8.390989	9.26%	0
2009	5.969082	7.680104	28.66%	0
2008	9.789543	5.969082	-39.03%	0
2007*	10.000000	9.789543	-2.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.306504	16.667245	2.21%	0
2010	14.637649	16.306504	11.40%	0
2009	10.183633	14.637649	43.74%	0
2008	14.364668	10.183633	-29.11%	0
2007	14.148553	14.364668	1.53%	0
2006	12.992981	14.148553	8.89%	0
2005	12.890147	12.992981	0.80%	0
2004	11.892325	12.890147	8.39%	0
2003	9.879176	11.892325	20.38%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.084641	13.372759	2.20%	0
2010	11.744906	13.084641	11.41%	0
2009	8.166545	11.744906	43.82%	0
2008	11.536825	8.166545	-29.21%	0
2007	11.359568	11.536825	1.56%	0
2006	10.432214	11.359568	8.89%	0
2005*	10.000000	10.432214	4.32%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.789917	7.648433	-12.99%	0
2010	7.722891	8.789917	13.82%	0
2009	5.128430	7.722891	50.59%	0
2008*	10.000000	5.128430	-48.72%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.633034	9.182447	-4.68%	0
2010	7.917563	9.633034	21.67%	0
2009	6.114157	7.917563	29.50%	0
2008*	10.000000	6.114157	-38.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.135711	8.420665	-7.83%	0
2010	8.072182	9.135711	13.18%	0
2009	6.346384	8.072182	27.19%	0
2008*	10.000000	6.346384	-36.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.137305	9.846262	-2.87%	0
2010	9.326349	10.137305	8.70%	0
2009	7.906100	9.326349	17.96%	0
2008*	10.000000	7.906100	-20.94%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.718279	9.238068	-4.94%	0
2010	8.783074	9.718279	10.65%	0
2009	7.185138	8.783074	22.24%	0
2008*	10.000000	7.185138	-28.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.593192	10.576522	-0.16%	0
2010	10.074792	10.593192	5.15%	0
2009	9.054467	10.074792	11.27%	0
2008*	10.000000	9.054467	-9.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.928511	9.546924	-3.84%	0
2010	9.055130	9.928511	9.65%	0
2009	7.542347	9.055130	20.06%	0
2008*	10.000000	7.542347	-24.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.484680	8.901724	-6.15%	0
2010	8.502192	9.484680	11.56%	0
2009	6.822678	8.502192	24.62%	0
2008*	10.000000	6.822678	-31.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.304217	10.117396	-1.81%	0
2010	9.599226	10.304217	7.34%	0
2009	8.285451	9.599226	15.86%	0
2008*	10.000000	8.285451	-17.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.109700	11.659313	4.95%	0
2010	10.540779	11.109700	5.40%	0
2009	9.842156	10.540779	7.10%	0
2008*	10.000000	9.842156	-1.58%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.989176	12.517681	4.41%	0
2010	11.263937	11.989176	6.44%	0
2009	9.826168	11.263937	14.63%	0
2008*	10.000000	9.826168	-1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.189561	19.250702	-23.58%	0
2010	22.023367	25.189561	14.38%	0
2009	13.697545	22.023367	60.78%	0
2008	32.941605	13.697545	-58.42%	0
2007	22.985864	32.941605	43.31%	0
2006	17.076429	22.985864	34.61%	0
2005	13.076523	17.076429	30.59%	0
2004	11.000440	13.076523	18.87%	0
2003	6.760886	11.000440	62.71%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.890003	21.309650	-23.59%	0
2010	24.376212	27.890003	14.41%	0
2009	15.145084	24.376212	60.95%	0
2008	36.481374	15.145084	-58.49%	0
2007	25.461205	36.481374	43.28%	0
2006	18.925563	25.461205	34.53%	0
2005	14.490577	18.925563	30.61%	0
2004	12.188660	14.490577	18.89%	0
2003	7.493172	12.188660	62.66%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.901345	15.735406	5.60%	0
2010	14.445190	14.901345	3.16%	0
2009	14.288471	14.445190	1.10%	0
2008	13.473320	14.288471	6.05%	0
2007	12.772282	13.473320	5.49%	0
2006	12.553370	12.772282	1.74%	0
2005	12.347500	12.553370	1.67%	0
2004	12.145681	12.347500	1.66%	0
2003	12.094979	12.145681	0.42%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.535018	10.247577	-11.16%	0
2010	10.341937	11.535018	11.54%	0
2009	8.097881	10.341937	27.71%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.470280	16.408861	-11.16%	0
2010	16.562944	18.470280	11.52%	0
2009	12.974091	16.562944	27.66%	0
2008	24.422976	12.974091	-46.88%	0
2007	19.512150	24.422976	25.17%	0
2006	14.906551	19.512150	30.90%	0
2005	11.630897	14.906551	28.16%	0
2004	10.331173	11.630897	12.58%	0
2003	7.753975	10.331173	33.24%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.763360	7.519128	-14.20%	0
2010	8.288047	8.763360	5.73%	0
2009	6.545828	8.288047	26.62%	0
2008	11.683575	6.545828	-43.97%	0
2007	10.849859	11.683575	7.68%	0
2006*	10.000000	10.849859	8.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.411457	12.684886	-5.42%	0
2010	11.883980	13.411457	12.85%	0
2009	9.489423	11.883980	25.23%	0
2008	15.262171	9.489423	-37.82%	0
2007	14.631960	15.262171	4.31%	0
2006	12.716604	14.631960	15.06%	0
2005	11.967058	12.716604	6.26%	0
2004	10.660201	11.967058	12.26%	0
2003	8.211169	10.660201	29.83%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.454099	12.369957	-0.68%	0
2010	11.519523	12.454099	8.11%	0
2009*	10.000000	11.519523	15.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.321369	12.992591	-2.47%	0
2010	12.077950	13.321369	10.29%	0
2009*	10.000000	12.077950	20.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.385415	12.551261	1.34%	0
2010	11.880314	12.385415	4.25%	0
2009	11.062388	11.880314	7.39%	0
2008	11.956703	11.062388	-7.48%	0
2007	11.525753	11.956703	3.74%	0
2006	11.027002	11.525753	4.52%	0
2005	10.841616	11.027002	1.71%	0
2004	10.522733	10.841616	3.03%	0
2003	9.905214	10.522733	6.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.149831	12.941207	-1.59%	0
2010	12.042482	13.149831	9.20%	0
2009	10.267363	12.042482	17.29%	0
2008	13.578871	10.267363	-24.39%	0
2007	13.054979	13.578871	4.01%	0
2006	11.908017	13.054979	9.63%	917
2005	11.481376	11.908017	3.72%	917
2004	10.646835	11.481376	7.84%	917
2003	9.008104	10.646835	18.19%	917
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.447508	12.957945	-3.64%	0
2010	12.105449	13.447508	11.09%	0
2009	9.884870	12.105449	22.46%	0
2008	14.634701	9.884870	-32.46%	0
2007	14.005009	14.634701	4.50%	0
2006	12.419064	14.005009	12.77%	0
2005	11.780866	12.419064	5.42%	0
2004	10.675348	11.780866	10.36%	0
2003	8.562027	10.675348	24.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.942376	13.005015	0.48%	0
2010	12.114345	12.942376	6.84%	0
2009	10.741025	12.114345	12.79%	0
2008	12.842197	10.741025	-16.36%	3,099
2007	12.323405	12.842197	4.21%	3,099
2006	11.544509	12.323405	6.75%	3,099
2005	11.222329	11.544509	2.87%	3,099
2004	10.637462	11.222329	5.50%	3,099
2003	9.503076	10.637462	11.94%	3,099

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.844074	13.325468	-3.75%	0
2010	12.924568	13.844074	7.11%	0
2009*	10.000000	12.924568	29.25%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.755359	25.671249	-4.05%	0
2010	21.533962	26.755359	24.25%	0
2009	15.994221	21.533962	34.64%	0
2008	25.570254	15.994221	-37.45%	0
2007	24.149432	25.570254	5.88%	0
2006	22.321192	24.149432	8.19%	0
2005	20.224594	22.321192	10.37%	0
2004	17.750446	20.224594	13.94%	0
2003	13.389824	17.750446	32.57%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.351307	11.175846	-1.55%	0
2010	11.530003	11.351307	-1.55%	0
2009	11.706618	11.530003	-1.51%	0
2008	11.651639	11.706618	0.47%	0
2007	11.294770	11.651639	3.16%	0
2006	10.974911	11.294770	2.91%	0
2005	10.857538	10.974911	1.08%	0
2004	10.939717	10.857538	-0.75%	0
2003	11.042864	10.939717	-0.93%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.487052	16.093510	3.92%	0
2010	14.224766	15.487052	8.87%	0
2009	11.616550	14.224766	22.45%	0
2008	14.266311	11.616550	-18.57%	0
2007	13.851522	14.266311	2.99%	0
2006	13.419727	13.851522	3.22%	0
2005	13.339610	13.419727	0.60%	0
2004	12.718597	13.339610	4.88%	0
2003	11.522667	12.718597	10.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.165199	8.178191	-10.77%	0
2010	8.163503	9.165199	12.27%	0
2009	6.076553	8.163503	34.34%	0
2008*	10.000000	6.076553	-39.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.536021	12.830804	-17.41%	0
2010	14.871436	15.536021	4.47%	0
2009	11.634171	14.871436	27.83%	0
2008	22.020598	11.634171	-47.17%	0
2007	21.732167	22.020598	1.33%	0
2006	17.982850	21.732167	20.85%	0
2005	16.300341	17.982850	10.32%	0
2004	13.767448	16.300341	18.40%	0
2003*	10.000000	13.767448	37.67%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.151323	8.747927	-4.41%	0
2010	8.047163	9.151323	13.72%	0
2009	6.298373	8.047163	27.77%	0
2008*	10.000000	6.298373	-37.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.406219	9.647912	-7.29%	0
2010*	10.000000	10.406219	4.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.747553	8.087528	-7.55%	0
2010	7.880723	8.747553	11.00%	0
2009	6.282625	7.880723	25.44%	0
2008*	10.000000	6.282625	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.710454	9.155877	-5.71%	0
2010	7.777395	9.710454	24.85%	0
2009	6.214397	7.777395	25.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.637421	9.066008	-5.93%	0
2010	7.740305	9.637421	24.51%	0
2009	6.204977	7.740305	24.74%	0
2008*	10.000000	6.204977	-37.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.117338	9.729590	-3.83%	0
2010	8.590080	10.117338	17.78%	0
2009	6.687632	8.590080	28.45%	0
2008*	10.000000	6.687632	-33.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.608443	13.311076	-2.19%	0
2010	11.018517	13.608443	23.51%	0
2009	8.780713	11.018517	25.49%	0
2008	16.646531	8.780713	-47.25%	0
2007	15.407749	16.646531	8.04%	0
2006	15.163424	15.407749	1.61%	0
2005	14.248614	15.163424	6.42%	0
2004	12.760922	14.248614	11.66%	0
2003	9.653687	12.760922	32.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.017489	29.923836	-6.54%	0
2010	25.687156	32.017489	24.64%	0
2009	20.672323	25.687156	24.26%	0
2008	30.949250	20.672323	-33.21%	0
2007	33.767343	30.949250	-8.35%	0
2006	29.240705	33.767343	15.48%	0
2005	28.814275	29.240705	1.48%	0
2004	24.951544	28.814275	15.48%	0
2003	16.157486	24.951544	54.43%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.332724	25.413955	-7.02%	0
2010	22.153496	27.332724	23.38%	0
2009	16.705232	22.153496	32.61%	0
2008	27.452618	16.705232	-39.15%	0
2007	27.305066	27.452618	0.54%	0
2006	24.753824	27.305066	10.31%	0
2005	22.385127	24.753824	10.58%	0
2004	19.103495	22.385127	17.18%	0
2003	13.760315	19.103495	38.83%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.708195	11.588039	-1.03%	0
2010	10.482532	11.708195	11.69%	0
2009	8.443977	10.482532	24.14%	0
2008	14.675695	8.443977	-42.46%	0
2007	13.780579	14.675695	6.50%	0
2006	12.318206	13.780579	11.87%	0
2005	11.644990	12.318206	5.78%	0
2004	10.777358	11.644990	8.05%	0
2003	8.584915	10.777358	25.54%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.224641	9.672364	4.85%	0
2010	7.197397	9.224641	28.17%	0
2009	5.587798	7.197397	28.81%	0
2008*	10.000000	5.587798	-44.12%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.462925	10.434896	-0.27%	0
2010	10.376547	10.462925	0.83%	0
2009	9.840303	10.376547	5.45%	0
2008*	10.000000	9.840303	-1.60%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.505359	11.644056	-13.78%	0
2010	12.899269	13.505359	4.70%	0
2009*	10.000000	12.899269	28.99%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.689165	11.240748	-3.84%	0
2010	10.255537	11.689165	13.98%	0
2009	8.103526	10.255537	26.56%	0
2008	13.063813	8.103526	-37.97%	0
2007	13.571478	13.063813	-3.74%	0
2006	11.892899	13.571478	14.11%	0
2005	11.587479	11.892899	2.64%	0
2004	10.016970	11.587479	15.68%	0
2003	7.741201	10.016970	29.40%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.329855	10.199544	-1.26%	0
2010	9.965779	10.329855	3.65%	0
2009	8.932255	9.965779	11.57%	0
2008	10.480296	8.932255	-14.77%	0
2007	10.161335	10.480296	3.14%	0
2006	9.904696	10.161335	2.59%	0
2005	9.917071	9.904696	-0.12%	0
2004	9.995324	9.917071	-0.78%	0
2003*	10.000000	9.995324	-0.05%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.726980	11.423138	-2.59%	0
2010	9.958495	11.726980	17.76%	0
2009	8.240292	9.958495	20.85%	0
2008	13.829095	8.240292	-40.41%	0
2007	13.976079	13.829095	-1.05%	0
2006	13.487189	13.976079	3.62%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.114504	12.513892	-4.58%	0
2010	10.842704	13.114504	20.95%	0
2009	8.379915	10.842704	29.39%	0
2008	14.056308	8.379915	-40.38%	0
2007	13.268612	14.056308	5.94%	0
2006	11.852772	13.268612	11.95%	0
2005	11.266289	11.852772	5.21%	0
2004*	10.000000	11.266289	12.66%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.042585	19.003955	-9.69%	0
2010	18.429576	21.042585	14.18%	0
2009	13.400233	18.429576	37.53%	0
2008	22.759649	13.400233	-41.12%	0
2007	21.742014	22.759649	4.68%	0
2006	18.764224	21.742014	15.87%	0
2005	16.668829	18.764224	12.57%	0
2004	14.204530	16.668829	17.35%	0
2003*	10.000000	14.204530	42.05%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.151006	11.874128	-9.71%	0
2010	11.518899	13.151006	14.17%	0
2009	8.370969	11.518899	37.61%	0
2008	14.216315	8.370969	-41.12%	0
2007	13.583024	14.216315	4.66%	0
2006	11.722343	13.583024	15.87%	0
2005	10.416023	11.722343	12.54%	0
2004	8.878533	10.416023	17.32%	0
2003	6.305481	8.878533	40.81%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.799247	2.704142	-3.40%	0
2010	2.479231	2.799247	12.91%	0
2009	1.986750	2.479231	24.79%	0
2008	9.560634	1.986750	-79.22%	0
2007*	10.000000	9.560634	-4.39%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.023091	2.906775	-3.85%	0
2010	2.674491	3.023091	13.03%	0
2009	2.167769	2.674491	23.38%	0
2008	10.324542	2.167769	-79.00%	0
2007	10.498653	10.324542	-1.66%	0
2006*	10.000000	10.498653	4.99%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.394285	13.185198	-1.56%	0
2010	11.717558	13.394285	14.31%	0
2009	9.277785	11.717558	26.30%	0
2008	15.316318	9.277785	-39.43%	0
2007	14.899636	15.316318	2.80%	0
2006	13.156712	14.899636	13.25%	0
2005	12.609661	13.156712	4.34%	0
2004	11.701284	12.609661	7.76%	0
2003	9.379287	11.701284	24.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.758750	9.395222	-3.73%	0
2010	8.032226	9.758750	21.49%	0
2009	5.946778	8.032226	35.07%	0
2008	9.716144	5.946778	-38.79%	0
2007	9.990835	9.716144	-2.75%	0
2006*	10.000000	9.990835	-0.09%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.071260	14.005396	-0.47%	0
2010	11.212926	14.071260	25.49%	0
2009	8.588847	11.212926	30.55%	0
2008	17.129200	8.588847	-49.86%	0
2007	16.364120	17.129200	4.68%	0
2006	16.143935	16.364120	1.36%	0
2005	14.597814	16.143935	10.59%	0
2004	12.379330	14.597814	17.92%	0
2003	10.011907	12.379330	23.65%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.685600	12.473254	6.74%	0
2010	10.852457	11.685600	7.68%	0
2009*	10.000000	10.852457	8.52%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.320459	11.257793	-0.55%	0
2010	10.931791	11.320459	3.56%	0
2009*	10.000000	10.931791	9.32%	0

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.526842	11.440381	8.68%	0
2010*	10.000000	10.526842	5.27%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.859702	11.295667	4.01%	0
2010	10.295079	10.859702	5.48%	0
2009	9.537279	10.295079	7.95%	0
2008	10.788393	9.537279	-11.60%	0
2007	10.392434	10.788393	3.81%	0
2006*	10.000000	10.392434	3.92%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	37.053076	39.045890	5.38%	0
2010	34.294273	37.053076	8.04%	0
2009	26.752279	34.294273	28.19%	0
2008	31.960149	26.752279	-16.29%	0
2007	30.475338	31.960149	4.87%	0
2006	27.934804	30.475338	9.09%	0
2005	25.276707	27.934804	10.52%	0
2004	23.327390	25.276707	8.36%	0
2003	18.530862	23.327390	25.88%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.401580	39.774116	-26.89%	0
2010	43.564382	54.401580	24.88%	0
2009	20.757117	43.564382	109.88%	0
2008	59.866379	20.757117	-65.33%	0
2007	44.191018	59.866379	35.47%	0
2006	32.177181	44.191018	37.34%	0
2005	24.759748	32.177181	29.96%	0
2004	19.977155	24.759748	23.94%	0
2003	13.159985	19.977155	51.80%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	52.168825	42.912002	-17.74%	0
2010	41.002242	52.168825	27.23%	0
2009	26.437223	41.002242	55.09%	0
2008	49.845964	26.437223	-46.96%	0
2007	34.834877	49.845964	43.09%	0
2006	28.420842	34.834877	22.57%	0
2005	19.032313	28.420842	49.33%	0
2004	15.561436	19.032313	22.30%	0
2003	10.916950	15.561436	42.54%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.306131	15.315916	-6.07%	0
2010	13.064835	16.306131	24.81%	0
2009*	10.000000	13.064835	30.65%	0

Additional Contract Options Elected - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.457886	15.697872	-10.08%	0
2010	14.015000	17.457886	24.57%	0
2009	9.983965	14.015000	40.38%	0
2008	15.791750	9.983965	-36.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.433173	13.671784	9.96%	3,129
2010	12.019984	12.433173	3.44%	1,339
2009	11.083295	12.019984	8.45%	1,339
2008	11.445340	11.083295	-3.16%	2,731
2007	10.623823	11.445340	7.73%	357
2006	10.627401	10.623823	-0.03%	690
2005	10.633557	10.627401	-0.06%	690
2004	10.213008	10.633557	4.12%	690
2003*	10.000000	10.213008	2.13%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.668825	12.854506	1.47%	0
2010	11.279060	12.668825	12.32%	5,981
2009	9.706000	11.279060	16.21%	5,981
2008	15.079630	9.706000	-35.64%	5,981
2007	15.336528	15.079630	-1.68%	9,571
2006	13.310693	15.336528	15.22%	9,571
2005	12.927802	13.310693	2.96%	9,571
2004	11.627252	12.927802	11.19%	5,981
2003	9.134791	11.627252	27.29%	5,981
2002	11.513844	9.134791	-20.66%	5,981
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.847521	11.577481	-2.28%	0
2010	10.096145	11.847521	17.35%	0
2009	7.895892	10.096145	27.87%	0
2008	10.607030	7.895892	-25.56%	0
2007	11.034859	10.607030	-3.88%	0
2006*	10.000000	11.034859	10.35%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.012002	12.338136	-5.18%	0
2010	12.047512	13.012002	8.01%	0
2009*	10.000000	12.047512	20.48%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.846075	14.691231	-1.04%	0
2010	11.990480	14.846075	23.82%	0
2009	9.746305	11.990480	23.03%	0
2008	14.337260	9.746305	-32.02%	0
2007	14.667756	14.337260	-2.25%	0
2006	13.028113	14.667756	12.59%	0
2005	12.346278	13.028113	5.52%	0
2004	10.294104	12.346278	19.94%	3,997
2003	7.592743	10.294104	35.58%	0
2002*	10.000000	7.592743	-24.07%	0

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.010271	10.932111	-0.71%	0
2010	9.745324	11.010271	12.98%	0
2009	7.404379	9.745324	31.62%	0
2008	11.475348	7.404379	-35.48%	0
2007	10.820520	11.475348	6.05%	0
2006	10.069512	10.820520	7.46%	0
2005	9.875708	10.069512	1.96%	1,188
2004	9.449413	9.875708	4.51%	0
2003	7.621164	9.449413	23.99%	1,636
2002	10.900528	7.621164	-30.08%	1,561
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.613314	12.644970	0.25%	3,807
2010	11.162010	12.613314	13.00%	3,522
2009	8.978954	11.162010	24.31%	3,522
2008	14.517123	8.978954	-38.15%	3,522
2007	14.017785	14.517123	3.56%	3,974
2006	12.333598	14.017785	13.66%	5,788
2005	11.971890	12.333598	3.02%	7,428
2004	10.996431	11.971890	8.87%	8,950
2003	8.705780	10.996431	26.31%	9,576
2002	11.395964	8.705780	-23.61%	10,362
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.077306	15.100978	7.27%	971
2010	12.405791	14.077306	13.47%	0
2009	10.286873	12.405791	20.60%	174
2008	14.839651	10.286873	-30.68%	174
2007	14.078129	14.839651	5.41%	705
2006	12.282546	14.078129	14.62%	705
2005	11.958170	12.282546	2.71%	705
2004	11.568814	11.958170	3.37%	705
2003	9.702740	11.568814	19.23%	705
2002	11.839596	9.702740	-18.05%	174
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.575011	15.674761	0.64%	588
2010	14.587620	15.575011	6.77%	656
2009	12.309331	14.587620	18.51%	656
2008	13.492834	12.309331	-8.77%	656
2007	13.012844	13.492834	3.69%	3,772
2006	12.696417	13.012844	2.49%	3,772
2005	12.737045	12.696417	-0.32%	3,771
2004	12.491949	12.737045	1.96%	1,068
2003	12.131471	12.491949	2.97%	973
2002	11.278978	12.131471	7.56%	665
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.205328	10.995091	-1.88%	0
2010	10.100892	11.205328	10.93%	0
2009	8.268135	10.100892	22.17%	0
2008	11.215025	8.268135	-26.28%	0
2007	10.491320	11.215025	6.90%	0
2006*	10.000000	10.491320	4.91%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.772181	10.480967	-2.70%	0
2010	9.559189	10.772181	12.69%	0
2009	7.543784	9.559189	26.72%	0
2008	11.393675	7.543784	-33.79%	0
2007	10.511263	11.393675	8.39%	0
2006*	10.000000	10.511263	5.11%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.362941	9.922519	-4.25%	0
2010	9.078750	10.362941	14.15%	0
2009	7.021341	9.078750	29.30%	0
2008	11.523387	7.021341	-39.07%	0
2007	10.531372	11.523387	9.42%	0
2006*	10.000000	10.531372	5.31%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.243222	9.555539	-6.71%	207
2010	8.736084	10.243222	17.25%	207
2009	6.016095	8.736084	45.21%	207
2008	13.409697	6.016095	-55.14%	207
2007	9.357772	13.409697	43.30%	207
2006*	10.000000	9.357772	-6.42%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.112961	14.006873	-0.75%	10,067
2010	12.462004	14.112961	13.25%	8,033
2009	9.739694	12.462004	27.95%	8,033
2008	17.276143	9.739694	-43.62%	9,904
2007	17.313177	17.276143	-0.21%	10,316
2006	14.651799	17.313177	18.16%	11,322
2005	14.078719	14.651799	4.07%	12,808
2004	12.845461	14.078719	9.60%	17,965
2003	10.024679	12.845461	28.14%	13,902
2002	12.274215	10.024679	-18.33%	13,618
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.264579	12.085795	-1.46%	3,269
2010	10.046888	12.264579	22.07%	6,075
2009	7.967548	10.046888	26.10%	6,075
2008	15.345904	7.967548	-48.08%	6,108
2007	12.293412	15.345904	24.83%	10,358
2006	11.704811	12.293412	5.03%	11,863
2005	11.256004	11.704811	3.99%	13,876
2004	11.077503	11.256004	1.61%	28,995
2003	8.478157	11.077503	30.66%	31,329
2002	12.344049	8.478157	-31.32%	38,207

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.193532	13.492634	2.27%	0
2010	11.783305	13.193532	11.97%	0
2009	8.328857	11.783305	41.48%	0
2008	11.295399	8.328857	-26.26%	0
2007	11.182974	11.295399	1.01%	0
2006	10.221727	11.182974	9.40%	0
2005	10.131831	10.221727	0.89%	0
2004	9.406006	10.131831	7.72%	3,315
2003	7.528392	9.406006	24.94%	3,315
2002	7.383653	7.528392	1.96%	3,315
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.435687	11.702747	2.34%	236
2010	10.224645	11.435687	11.84%	0
2009	7.219256	10.224645	41.63%	0
2008	9.779485	7.219256	-26.18%	0
2007*	10.000000	9.779485	-2.21%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.581595	13.273322	5.50%	2,041
2010	11.874274	12.581595	5.96%	1,493
2009	10.432191	11.874274	13.82%	1,493
2008	10.968752	10.432191	-4.89%	0
2007	10.697536	10.968752	2.54%	0
2006	10.422813	10.697536	2.64%	0
2005	10.375977	10.422813	0.45%	0
2004	10.108120	10.375977	2.65%	0
2003*	10.000000	10.108120	1.08%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.608504	10.198879	-12.14%	0
2010	9.166128	11.608504	26.65%	0
2009	6.652963	9.166128	37.78%	0
2008	11.177345	6.652963	-40.48%	0
2007	9.836672	11.177345	13.63%	0
2006*	10.000000	9.836672	-1.63%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.529980	12.649049	-18.55%	0
2010	13.967551	15.529980	11.19%	0
2009	11.226594	13.967551	24.41%	0
2008	20.325159	11.226594	-44.77%	0
2007	17.624769	20.325159	15.32%	0
2006	15.185240	17.624769	16.07%	0
2005	12.970635	15.185240	17.07%	0
2004	11.614887	12.970635	11.67%	0
2003	8.242406	11.614887	40.92%	0
2002	10.515875	8.242406	-21.62%	10,423

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.541610	11.833390	-18.62%	0
2010	13.076608	14.541610	11.20%	0
2009	10.506140	13.076608	24.47%	0
2008	19.025215	10.506140	-44.78%	0
2007	16.494924	19.025215	15.34%	0
2006	14.211442	16.494924	16.07%	0
2005	12.143653	14.211442	17.03%	0
2004	10.873513	12.143653	11.68%	0
2003	7.713742	10.873513	40.96%	0
2002*	10.000000	7.713742	-22.86%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.361399	12.881573	-10.30%	0
2010	11.541464	14.361399	24.43%	0
2009	7.451953	11.541464	54.88%	0
2008	15.511651	7.451953	-51.96%	0
2007	14.929260	15.511651	3.90%	4,759
2006	13.056524	14.929260	14.34%	5,239
2005	12.937705	13.056524	0.92%	5,239
2004	11.534626	12.937705	12.16%	1,412
2003	7.428775	11.534626	55.27%	1,412
2002*	10.000000	7.428775	-25.71%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.599971	11.686925	0.75%	0
2010	10.462580	11.599971	10.87%	0
2009	7.841436	10.462580	33.43%	0
2008	11.328748	7.841436	-30.78%	0
2007	11.097057	11.328748	2.09%	0
2006*	10.000000	11.097057	10.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.289982	9.744898	-5.30%	0
2010	8.155480	10.289982	26.17%	811
2009	6.417120	8.155480	27.09%	811
2008	9.736270	6.417120	-34.09%	0
2007	10.136721	9.736270	-3.95%	0
2006*	10.000000	10.136721	1.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.156174	8.871033	-3.11%	0
2010	8.439583	9.156174	8.49%	0
2009	6.584786	8.439583	28.17%	0
2008*	10.000000	6.584786	-34.15%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.334464	10.212488	-17.20%	0
2010	10.666723	12.334464	15.63%	0
2009	6.279233	10.666723	69.87%	0
2008	13.483652	6.279233	-53.43%	0
2007	10.648257	13.483652	26.63%	0
2006*	10.000000	10.648257	6.48%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.396586	9.137988	-12.11%	0
2010	9.746172	10.396586	6.67%	1,356
2009	7.219258	9.746172	35.00%	1,356
2008	12.308557	7.219258	-41.35%	0
2007	10.836015	12.308557	13.59%	0
2006*	10.000000	10.836015	8.36%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.650639	15.272985	-2.41%	0
2010	13.905472	15.650639	12.55%	0
2009	11.906623	13.905472	16.79%	0
2008	11.393085	11.906623	4.51%	0
2007	10.428766	11.393085	9.25%	0
2006*	10.000000	10.428766	4.29%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.506313	20.550976	-8.69%	0
2010	21.046219	22.506313	6.94%	0
2009	17.104303	21.046219	23.05%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.352218	8.564033	-8.43%	240
2010	8.925862	9.352218	4.78%	240
2009	6.212331	8.925862	43.68%	240
2008	11.336953	6.212331	-45.20%	5,962
2007	8.432856	11.336953	34.44%	5,962
2006	7.853644	8.432856	7.38%	7,402
2005	7.090622	7.853644	10.76%	7,402
2004	6.108331	7.090622	16.08%	10,087
2003	5.162942	6.108331	18.31%	11,318
2002	6.241085	5.162942	-17.27%	11,318
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.817615	4.330243	-10.12%	0
2010	3.935705	4.817615	22.41%	0
2009	2.549249	3.935705	54.39%	0
2008	4.624093	2.549249	-44.87%	0
2007	3.861747	4.624093	19.74%	0
2006	3.639474	3.861747	6.11%	0
2005	3.315514	3.639474	9.77%	0
2004	3.350462	3.315514	-1.04%	0
2003	2.324540	3.350462	44.13%	0
2002	3.999498	2.324540	-41.88%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.676529	11.103275	-33.42%	0
2010	13.556034	16.676529	23.02%	0
2009	7.693219	13.556034	76.21%	0
2008	16.366939	7.693219	-53.00%	0
2007	12.993737	16.366939	25.96%	0
2006	9.005239	12.993737	44.29%	0
2005	6.935852	9.005239	29.84%	0
2004	5.938819	6.935852	16.79%	0
2003	4.486092	5.938819	32.38%	0
2002	6.140922	4.486092	-26.95%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.087429	14.162045	0.53%	0
2010	11.596447	14.087429	21.48%	0
2009	9.301704	11.596447	24.67%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.226366	12.954465	-2.06%	0
2010	12.085718	13.226366	9.44%	0
2009	10.030303	12.085718	20.49%	0
2008	15.156167	10.030303	-33.82%	0
2007	14.316771	15.156167	5.86%	0
2006	12.073182	14.316771	18.58%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.728047	10.369104	-3.35%	0
2010*	10.000000	10.728047	7.28%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.605196	7.432086	-2.28%	0
2010	6.481277	7.605196	17.34%	0
2009	4.934864	6.481277	31.34%	0
2008	8.182358	4.934864	-39.69%	0
2007	6.956499	8.182358	17.62%	550
2006	6.658614	6.956499	4.47%	550
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.878093	13.744802	-0.96%	765
2010	12.430016	13.878093	11.65%	1,650
2009*	10.000000	12.430016	24.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.089236	10.020388	-0.68%	0
2010	9.153218	10.089236	10.23%	0
2009	7.537242	9.153218	21.44%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.783999	11.219328	4.04%	0
2010	10.339936	10.783999	4.29%	0
2009	9.369657	10.339936	10.36%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.121844	9.925368	-10.76%	0
2010	10.154988	11.121844	9.52%	0
2009	7.288016	10.154988	39.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.842687	9.231445	-6.21%	0
2010	8.462921	9.842687	16.30%	0
2009	6.197142	8.462921	36.56%	0

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.375360	8.057376	-3.80%	0
2010	7.669690	8.375360	9.20%	0
2009	5.964017	7.669690	28.60%	0
2008	9.786217	5.964017	-39.06%	0
2007*	10.000000	9.786217	-2.14%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.205416	16.555539	2.16%	0
2010	14.554292	16.205416	11.34%	0
2009	10.130773	14.554292	43.66%	0
2008	14.297368	10.130773	-29.14%	0
2007	14.089452	14.297368	1.48%	0
2006	12.945246	14.089452	8.84%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.047033	13.327561	2.15%	0
2010	11.717100	13.047033	11.35%	0
2009	8.151351	11.717100	43.74%	0
2008	11.521221	8.151351	-29.25%	0
2007	11.349994	11.521221	1.51%	0
2006	10.428702	11.349994	8.83%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.777979	7.634174	-13.03%	1,037
2010	7.716333	8.777979	13.76%	1,380
2009	5.126680	7.716333	50.51%	1,701
2008*	10.000000	5.126680	-48.73%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.620016	9.165383	-4.73%	0
2010	7.910873	9.620016	21.60%	0
2009	6.112083	7.910873	29.43%	0
2008*	10.000000	6.112083	-38.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.123333	8.404994	-7.87%	0
2010	8.065347	9.123333	13.12%	0
2009	6.344226	8.065347	27.13%	0
2008*	10.000000	6.344226	-36.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.123577	9.827937	-2.92%	0
2010	9.318454	10.123577	8.64%	0
2009	7.903416	9.318454	17.90%	0
2008*	10.000000	7.903416	-20.97%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.705119	9.220877	-4.99%	0
2010	8.775630	9.705119	10.59%	0
2009	7.182694	8.775630	22.18%	0
2008*	10.000000	7.182694	-28.17%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.578841	10.556847	-0.21%	0
2010	10.066259	10.578841	5.09%	0
2009	9.051407	10.066259	11.21%	0
2008*	10.000000	9.051407	-9.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.915082	9.529175	-3.89%	0
2010	9.047478	9.915082	9.59%	0
2009	7.539794	9.047478	20.00%	0
2008*	10.000000	7.539794	-24.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.471826	8.885150	-6.19%	0
2010	8.494974	9.471826	11.50%	0
2009	6.820361	8.494974	24.55%	0
2008*	10.000000	6.820361	-31.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.290272	10.098600	-1.86%	0
2010	9.591116	10.290272	7.29%	0
2009	8.282650	9.591116	15.80%	0
2008*	10.000000	8.282650	-17.17%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.094680	11.637659	4.89%	0
2010	10.531878	11.094680	5.34%	0
2009	9.838832	10.531878	7.04%	0
2008*	10.000000	9.838832	-1.61%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.972943	12.494405	4.36%	0
2010	11.254404	11.972943	6.38%	0
2009	9.822838	11.254404	14.57%	0
2008*	10.000000	9.822838	-1.77%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.058833	19.141077	-23.62%	0
2010	21.920197	25.058833	14.32%	0
2009	13.640295	21.920197	60.70%	0
2008	32.820669	13.640295	-58.44%	0
2007	22.913162	32.820669	43.24%	0
2006	17.031036	22.913162	34.54%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.767477	21.205267	-23.63%	73
2010	24.281440	27.767477	14.36%	73
2009	15.093873	24.281440	60.87%	73
2008	36.376576	15.093873	-58.51%	73
2007	25.401015	36.376576	43.21%	73
2006	18.890385	25.401015	34.47%	0

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.808948	15.629915	5.54%	11,527
2010	14.362921	14.808948	3.11%	11,259
2009	14.214306	14.362921	1.05%	11,259
2008	13.410189	14.214306	6.00%	10,875
2007	12.718919	13.410189	5.43%	11,486
2006	12.507261	12.718919	1.69%	10,610
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.475116	10.189196	-11.21%	0
2010	10.293468	11.475116	11.48%	0
2009	8.064028	10.293468	27.65%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.389157	16.328497	-11.21%	0
2010	16.498556	18.389157	11.46%	403
2009	12.930219	16.498556	27.60%	403
2008	24.352789	12.930219	-46.90%	0
2007	19.466014	24.352789	25.10%	2,997
2006	14.878826	19.466014	30.83%	2,997
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.742609	7.497524	-14.24%	0
2010	8.272622	8.742609	5.68%	0
2009	6.536956	8.272622	26.55%	0
2008	11.673690	6.536956	-44.00%	0
2007	10.846210	11.673690	7.63%	0
2006*	10.000000	10.846210	8.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.350715	12.621030	-5.47%	868
2010	11.836163	13.350715	12.80%	868
2009	9.456041	11.836163	25.17%	868
2008	15.216240	9.456041	-37.86%	868
2007	14.595369	15.216240	4.25%	868
2006	12.691229	14.595369	15.00%	1,736
2005	11.949230	12.691229	6.21%	0
2004	10.649717	11.949230	12.20%	0
2003	8.207270	10.649717	29.76%	0
2002*	10.000000	8.207270	-17.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.443560	12.353220	-0.73%	0
2010	11.515622	12.443560	8.06%	0
2009*	10.000000	11.515622	15.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.310100	12.975019	-2.52%	0
2010	12.073858	13.310100	10.24%	0
2009*	10.000000	12.073858	20.74%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.329323	12.488088	1.29%	2,778
2010	11.832509	12.329323	4.20%	2,778
2009	11.023466	11.832509	7.34%	2,778
2008	11.920695	11.023466	-7.53%	2,778
2007	11.496915	11.920695	3.69%	2,778
2006	11.004985	11.496915	4.47%	2,778
2005	10.825457	11.004985	1.66%	2,778
2004	10.512395	10.825457	2.98%	2,778
2003	9.900522	10.512395	6.18%	2,778
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.090279	12.876064	-1.64%	0
2010	11.994031	13.090279	9.14%	0
2009	10.231255	11.994031	17.23%	0
2008	13.538003	10.231255	-24.43%	0
2007	13.022333	13.538003	3.96%	0
2006	11.884255	13.022333	9.58%	0
2005	11.464275	11.884255	3.66%	0
2004	10.636383	11.464275	7.78%	0
2003	9.003831	10.636383	18.13%	0
2002*	10.000000	9.003831	-9.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.386601	12.892708	-3.69%	0
2010	12.056739	13.386601	11.03%	0
2009	9.850101	12.056739	22.40%	0
2008	14.590644	9.850101	-32.49%	0
2007	13.969982	14.590644	4.44%	0
2006	12.394286	13.969982	12.71%	0
2005	11.763314	12.394286	5.36%	0
2004	10.664866	11.763314	10.30%	0
2003	8.557964	10.664866	24.62%	0
2002*	10.000000	8.557964	-14.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.883786	12.939592	0.43%	5,503
2010	12.065634	12.883786	6.78%	5,789
2009	10.703273	12.065634	12.73%	6,397
2008	12.803569	10.703273	-16.40%	7,074
2007	12.292621	12.803569	4.16%	8,226
2006	11.521507	12.292621	6.69%	9,414
2005	11.205635	11.521507	2.82%	10,621
2004	10.627027	11.205635	5.44%	12,039
2003	9.498578	10.627027	11.88%	13,339
2002*	10.000000	9.498578	-5.01%	13,339
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.832370	13.307463	-3.79%	876
2010	12.920205	13.832370	7.06%	2,484
2009*	10.000000	12.920205	29.20%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.589338	25.499029	-4.10%	0
2010	21.411209	26.589338	24.18%	0
2009	15.911129	21.411209	34.57%	137
2008	25.450372	15.911129	-37.48%	137
2007	24.048495	25.450372	5.83%	137
2006	22.239162	24.048495	8.14%	137
2005	20.160466	22.239162	10.31%	692
2004	17.703153	20.160466	13.88%	1,060
2003	13.360934	17.703153	32.50%	1,055
2002	16.031888	13.360934	-16.66%	9,412
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.280871	11.100873	-1.60%	659
2010	11.464287	11.280871	-1.60%	59
2009	11.645810	11.464287	-1.56%	59
2008	11.597006	11.645810	0.42%	71
2007	11.247554	11.597006	3.11%	13,621
2006	10.934570	11.247554	2.86%	136
2005	10.823110	10.934570	1.03%	136
2004	10.910569	10.823110	-0.80%	20,249
2003	11.019038	10.910569	-0.98%	20,497
2002	11.064171	11.019038	-0.41%	20,393
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.390983	15.985585	3.86%	0
2010	14.143714	15.390983	8.82%	0
2009	11.556220	14.143714	22.39%	0
2008	14.199439	11.556220	-18.61%	0
2007	13.793632	14.199439	2.94%	0
2006	13.370415	13.793632	3.17%	0
2005	13.297326	13.370415	0.55%	0
2004	12.684724	13.297326	4.83%	0
2003	11.497820	12.684724	10.32%	1,249
2002	10.899202	11.497820	5.49%	2,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.152795	8.162982	-10.81%	0
2010	8.156600	9.152795	12.21%	0
2009	6.074489	8.156600	34.28%	322
2008*	10.000000	6.074489	-39.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.475612	12.774433	-17.45%	0
2010	14.821136	15.475612	4.42%	0
2009	11.600705	14.821136	27.76%	0
2008	21.968445	11.600705	-47.19%	0
2007	21.691770	21.968445	1.28%	0
2006	17.958520	21.691770	20.79%	0
2005	16.286544	17.958520	10.27%	0
2004	13.762779	16.286544	18.34%	0
2003*	10.000000	13.762779	37.63%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.138925	8.731647	-4.46%	1,891
2010	8.040348	9.138925	13.66%	2,359
2009	6.296237	8.040348	27.70%	2,879
2008*	10.000000	6.296237	-37.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.402675	9.639732	-7.33%	0
2010*	10.000000	10.402675	4.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.735710	8.072481	-7.59%	0
2010	7.874053	8.735710	10.94%	0
2009	6.280491	7.874053	25.37%	0
2008*	10.000000	6.280491	-37.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.697319	9.138851	-5.76%	0
2010	7.770807	9.697319	24.79%	0
2009	6.212287	7.770807	25.09%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.624361	9.049132	-5.98%	216
2010	7.733736	9.624361	24.45%	216
2009	6.202867	7.733736	24.68%	216
2008*	10.000000	6.202867	-37.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.103648	9.711509	-3.88%	0
2010	8.582814	10.103648	17.72%	0
2009	6.685366	8.582814	28.38%	302
2008*	10.000000	6.685366	-33.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.528039	13.225715	-2.23%	0
2010	10.958964	13.528039	23.44%	0
2009	8.737691	10.958964	25.42%	153
2008	16.573416	8.737691	-47.28%	153
2007	15.347910	16.573416	7.98%	416
2006	15.112192	15.347910	1.56%	416
2005	14.207650	15.112192	6.37%	416
2004	12.730702	14.207650	11.60%	416
2003	9.635711	12.730702	32.12%	623
2002	14.679081	9.635711	-34.36%	8,467
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.818823	29.723083	-6.59%	280
2010	25.540730	31.818823	24.58%	280
2009	20.564933	25.540730	24.20%	382
2008	30.804160	20.564933	-33.24%	382
2007	33.626225	30.804160	-8.39%	883
2006	29.133262	33.626225	15.42%	976
2005	28.722942	29.133262	1.43%	1,381
2004	24.885091	28.722942	15.42%	1,633
2003	16.122626	24.885091	54.35%	3,082
2002	22.495777	16.122626	-28.33%	6,326

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.163192	25.243514	-7.07%	333
2010	22.027260	27.163192	23.32%	333
2009	16.618484	22.027260	32.55%	333
2008	27.323988	16.618484	-39.18%	333
2007	27.191015	27.323988	0.49%	333
2006	24.662918	27.191015	10.25%	894
2005	22.314210	24.662918	10.53%	894
2004	19.052645	22.314210	17.12%	1,420
2003	13.730651	19.052645	38.76%	2,978
2002	16.879142	13.730651	-18.65%	1,211
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.635530	11.510291	-1.08%	925
2010	10.422768	11.635530	11.64%	1,442
2009	8.400103	10.422768	24.08%	1,442
2008	14.606893	8.400103	-42.49%	1,442
2007	13.722966	14.606893	6.44%	1,442
2006	12.272927	13.722966	11.81%	1,442
2005	11.608061	12.272927	5.73%	1,442
2004	10.748649	11.608061	8.00%	1,442
2003	8.566400	10.748649	25.47%	1,255
2002	10.533860	8.566400	-18.68%	1,451
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.212138	9.654362	4.80%	782
2010	7.191287	9.212138	28.10%	0
2009	5.585887	7.191287	28.74%	0
2008*	10.000000	5.585887	-44.14%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.448755	10.415485	-0.32%	0
2010	10.367761	10.448755	0.78%	0
2009	9.836967	10.367761	5.40%	0
2008*	10.000000	9.836967	-1.63%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.493927	11.628298	-13.83%	0
2010	12.894893	13.493927	4.65%	0
2009*	10.000000	12.894893	28.95%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.616664	11.165367	-3.88%	0
2010	10.197096	11.616664	13.92%	0
2009	8.061443	10.197096	26.49%	0
2008	13.002593	8.061443	-38.00%	0
2007	13.514788	13.002593	-3.79%	0
2006	11.849219	13.514788	14.06%	0
2005	11.550766	11.849219	2.58%	0
2004	9.990303	11.550766	15.62%	0
2003	7.724509	9.990303	29.33%	0
2002	10.487119	7.724509	-26.34%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.289725	10.154782	-1.31%	0
2010	9.932110	10.289725	3.60%	0
2009	8.906607	9.932110	11.51%	0
2008	10.455501	8.906607	-14.81%	0
2007	10.142483	10.455501	3.09%	0
2006	9.891322	10.142483	2.54%	0
2005	9.908686	9.891322	-0.18%	0
2004	9.991948	9.908686	-0.83%	0
2003*	10.000000	9.991948	-0.08%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.675464	11.367189	-2.64%	0
2010	9.919776	11.675464	17.70%	0
2009	8.212423	9.919776	20.79%	0
2008	13.789344	8.212423	-40.44%	0
2007	13.943023	13.789344	-1.10%	0
2006	13.462114	13.943023	3.57%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.070198	12.465294	-4.63%	0
2010	10.811558	13.070198	20.89%	0
2009	8.360084	10.811558	29.32%	0
2008	14.030202	8.360084	-40.41%	0
2007	13.250742	14.030202	5.88%	0
2006	11.842802	13.250742	11.89%	0
2005	11.262512	11.842802	5.15%	0
2004*	10.000000	11.262512	12.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.960799	18.920488	-9.73%	3,922
2010	18.367259	20.960799	14.12%	724
2009	13.361713	18.367259	37.46%	724
2008	22.705776	13.361713	-41.15%	749
2007	21.701631	22.705776	4.63%	866
2006	18.738865	21.701631	15.81%	625
2005	16.654730	18.738865	12.51%	1,331
2004	14.199720	16.654730	17.29%	1,879
2003*	10.000000	14.199720	42.00%	1,467
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.079901	11.803936	-9.76%	623
2010	11.462435	13.079901	14.11%	5,835
2009	8.334165	11.462435	37.54%	6,096
2008	14.161034	8.334165	-41.15%	6,096
2007	13.537128	14.161034	4.61%	6,096
2006	11.688662	13.537128	15.81%	6,678
2005	10.391353	11.688662	12.48%	6,679
2004	8.862004	10.391353	17.26%	11,745
2003	6.296936	8.862004	40.74%	12,158
2002	8.218658	6.296936	-23.38%	17,080

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.794034	2.697748	-3.45%	0
2010	2.475866	2.794034	12.85%	0
2009	1.985066	2.475866	24.72%	0
2008	9.557390	1.985066	-79.23%	0
2007*	10.000000	9.557390	-4.43%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.015924	2.898416	-3.90%	0
2010	2.669500	3.015924	12.98%	0
2009	2.164825	2.669500	23.31%	0
2008	10.315805	2.164825	-79.01%	0
2007	10.495128	10.315805	-1.71%	0
2006*	10.000000	10.495128	4.95%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.311181	13.096753	-1.61%	4,947
2010	11.650774	13.311181	14.25%	2,877
2009	9.229598	11.650774	26.23%	2,877
2008	15.244535	9.229598	-39.46%	2,877
2007	14.837386	15.244535	2.74%	3,163
2006	13.108388	14.837386	13.19%	4,022
2005	12.569703	13.108388	4.29%	4,022
2004	11.670124	12.569703	7.71%	4,743
2003	9.359056	11.670124	24.69%	4,822
2002	11.713202	9.359056	-20.10%	4,822
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.735621	9.368203	-3.77%	782
2010	8.017245	9.735621	21.43%	811
2009	5.938698	8.017245	35.00%	811
2008	9.707899	5.938698	-38.83%	0
2007	9.987465	9.707899	-2.80%	0
2006*	10.000000	9.987465	-0.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.983946	13.911443	-0.52%	0
2010	11.149007	13.983946	25.43%	0
2009	8.544230	11.149007	30.49%	0
2008	17.048909	8.544230	-49.88%	0
2007	16.295740	17.048909	4.62%	0
2006	16.084619	16.295740	1.31%	0
2005	14.551544	16.084619	10.54%	0
2004	12.346352	14.551544	17.86%	0
2003	9.990303	12.346352	23.58%	0
2002	14.060573	9.990303	-28.95%	8,398
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.675695	12.456362	6.69%	0
2010	10.848770	11.675695	7.62%	0
2009*	10.000000	10.848770	8.49%	0

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.310867	11.242559	-0.60%	2,585
2010	10.928078	11.310867	3.50%	0
2009*	10.000000	10.928078	9.28%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.523301	11.430744	8.62%	0
2010*	10.000000	10.523301	5.23%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.833986	11.263214	3.96%	0
2010	10.275922	10.833986	5.43%	0
2009	9.524373	10.275922	7.89%	0
2008	10.779264	9.524373	-11.64%	0
2007	10.388939	10.779264	3.76%	0
2006*	10.000000	10.388939	3.89%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.823282	38.784080	5.32%	0
2010	34.098904	36.823282	7.99%	0
2009	26.613380	34.098904	28.13%	0
2008	31.810375	26.613380	-16.34%	0
2007	30.348016	31.810375	4.82%	0
2006	27.832187	30.348016	9.04%	0
2005	25.196617	27.832187	10.46%	0
2004	23.265299	25.196617	8.30%	0
2003	18.490922	23.265299	25.82%	0
2002	17.204918	18.490922	7.47%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	54.064138	39.507337	-26.93%	0
2010	43.316130	54.064138	24.81%	0
2009	20.649302	43.316130	109.77%	0
2008	59.585849	20.649302	-65.35%	0
2007	44.006397	59.585849	35.40%	0
2006	32.058974	44.006397	37.27%	0
2005	24.681277	32.058974	29.89%	0
2004	19.923949	24.681277	23.88%	0
2003	13.131584	19.923949	51.73%	0
2002	13.744142	13.131584	-4.46%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	51.845154	42.624120	-17.79%	0
2010	40.768529	51.845154	27.17%	0
2009	26.299894	40.768529	55.01%	0
2008	49.612322	26.299894	-46.99%	0
2007	34.689305	49.612322	43.02%	0
2006	28.316407	34.689305	22.51%	0
2005	18.971961	28.316407	49.25%	0
2004	15.519976	18.971961	22.24%	0
2003	10.893391	15.519976	42.47%	0
2002	11.393485	10.893391	-4.39%	0

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.292339	15.295201	-6.12%	0
2010	13.060414	16.292339	24.75%	0
2009*	10.000000	13.060414	30.60%	0

Additional Contract Options Elected - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.381158	15.620945	-10.13%	0
2010	13.960490	17.381158	24.50%	0
2009	9.950179	13.960490	40.30%	0
2008	15.746345	9.950179	-36.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.384804	13.611707	9.91%	4,254
2010	11.979304	12.384804	3.39%	20,284
2009	11.051399	11.979304	8.40%	24,477
2008	11.418201	11.051399	-3.21%	15,767
2007	10.604050	11.418201	7.68%	12,064
2006	10.612998	10.604050	-0.08%	15,089
2005	10.624530	10.612998	-0.11%	25,969
2004	10.209525	10.624530	4.06%	48,473
2003*	10.000000	10.209525	2.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.590202	12.768265	1.41%	9,504
2010	11.214752	12.590202	12.26%	9,666
2009	9.655567	11.214752	16.15%	18,051
2008	15.008913	9.655567	-35.67%	28,401
2007	15.272407	15.008913	-1.73%	24,482
2006	13.261766	15.272407	15.16%	28,033
2005	12.886814	13.261766	2.91%	30,862
2004	11.596281	12.886814	11.13%	28,632
2003	9.115086	11.596281	27.22%	36,506
2002	11.494846	9.115086	-20.70%	36,840
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.819444	11.544189	-2.33%	758
2010	10.077340	11.819444	17.29%	783
2009	7.885187	10.077340	27.80%	1,163
2008	10.598040	7.885187	-25.60%	4,221
2007	11.031146	10.598040	-3.93%	5,152
2006*	10.000000	11.031146	10.31%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.000998	12.321456	-5.23%	15,382
2010	12.043434	13.000998	7.95%	12,713
2009*	10.000000	12.043434	20.43%	12,438
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.780793	14.619211	-1.09%	927
2010	11.943809	14.780793	23.75%	1,018
2009	9.713315	11.943809	22.96%	1,206
2008	14.296006	9.713315	-32.06%	971
2007	14.633033	14.296006	-2.30%	936
2006	13.003864	14.633033	12.53%	2,178
2005	12.329540	13.003864	5.47%	2,603
2004	10.285373	12.329540	19.87%	5,001
2003	7.590152	10.285373	35.51%	4,419
2002*	10.000000	7.590152	-24.10%	5,322

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.941923	10.858741	-0.76%	1,187
2010	9.689745	10.941923	12.92%	1,377
2009	7.365892	9.689745	31.55%	4,345
2008	11.421512	7.365892	-35.51%	4,639
2007	10.775260	11.421512	6.00%	7,848
2006	10.032485	10.775260	7.40%	9,895
2005	9.844387	10.032485	1.91%	11,313
2004	9.424231	9.844387	4.46%	12,427
2003	7.604702	9.424231	23.93%	11,960
2002	10.882532	7.604702	-30.12%	11,162
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.534993	12.560075	0.20%	21,805
2010	11.098333	12.534993	12.94%	22,423
2009	8.932279	11.098333	24.25%	27,730
2008	14.449022	8.932279	-38.18%	37,045
2007	13.959170	14.449022	3.51%	39,348
2006	12.288247	13.959170	13.60%	45,232
2005	11.933915	12.288247	2.97%	51,147
2004	10.967119	11.933915	8.82%	57,200
2003	8.686976	10.967119	26.25%	62,682
2002	11.377149	8.686976	-23.65%	70,568
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.989924	14.999638	7.22%	3,180
2010	12.335042	13.989924	13.42%	3,289
2009	10.233414	12.335042	20.54%	2,593
2008	14.770045	10.233414	-30.72%	17,475
2007	14.019259	14.770045	5.36%	24,493
2006	12.237382	14.019259	14.56%	28,697
2005	11.920233	12.237382	2.66%	29,584
2004	11.537984	11.920233	3.31%	31,844
2003	9.681804	11.537984	19.17%	34,717
2002	11.820057	9.681804	-18.09%	45,151
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.482982	15.574255	0.59%	22,738
2010	14.508802	15.482982	6.71%	22,016
2009	12.249031	14.508802	18.45%	42,118
2008	13.433556	12.249031	-8.82%	8,933
2007	12.962295	13.433556	3.64%	5,080
2006	12.653506	12.962295	2.44%	7,046
2005	12.700428	12.653506	-0.37%	16,439
2004	12.462369	12.700428	1.91%	30,171
2003	12.108907	12.462369	2.92%	40,089
2002	11.263725	12.108907	7.50%	26,366
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.178791	10.963498	-1.93%	36,424
2010	10.082086	11.178791	10.88%	39,972
2009	8.256936	10.082086	22.10%	39,972
2008	11.205533	8.256936	-26.31%	42,264
2007	10.487792	11.205533	6.84%	0
2006*	10.000000	10.487792	4.88%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.746652	10.450818	-2.75%	0
2010	9.541377	10.746652	12.63%	0
2009	7.533560	9.541377	26.65%	0
2008	11.384028	7.533560	-33.82%	0
2007	10.507729	11.384028	8.34%	0
2006*	10.000000	10.507729	5.08%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.338382	9.893975	-4.30%	0
2010	9.061840	10.338382	14.09%	0
2009	7.011827	9.061840	29.24%	0
2008	11.513627	7.011827	-39.10%	0
2007	10.527827	11.513627	9.36%	0
2006*	10.000000	10.527827	5.28%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.218924	9.528029	-6.76%	4,715
2010	8.719783	10.218924	17.19%	964
2009	6.007924	8.719783	45.14%	2,575
2008	13.398310	6.007924	-55.16%	964
2007	9.354605	13.398310	43.23%	2,300
2006*	10.000000	9.354605	-6.45%	964
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.025386	13.912901	-0.80%	22,350
2010	12.390959	14.025386	13.19%	24,736
2009	9.689103	12.390959	27.89%	29,224
2008	17.195174	9.689103	-43.65%	39,312
2007	17.240844	17.195174	-0.26%	77,618
2006	14.597980	17.240844	18.10%	73,262
2005	14.034109	14.597980	4.02%	78,269
2004	12.811259	14.034109	9.55%	91,914
2003	10.003066	12.811259	28.07%	74,870
2002	12.253980	10.003066	-18.37%	60,715
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.188437	12.004671	-1.51%	21,862
2010	9.989586	12.188437	22.01%	21,598
2009	7.926138	9.989586	26.03%	29,366
2008	15.273930	7.926138	-48.11%	45,614
2007	12.242015	15.273930	24.77%	74,763
2006	11.661788	12.242015	4.98%	109,332
2005	11.220319	11.661788	3.93%	123,481
2004	11.047999	11.220319	1.56%	136,627
2003	8.459859	11.047999	30.59%	144,000
2002	12.323670	8.459859	-31.35%	118,821

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.111684	13.402132	2.22%	5,371
2010	11.716151	13.111684	11.91%	7,123
2009	8.285591	11.716151	41.40%	8,609
2008	11.242436	8.285591	-26.30%	9,794
2007	11.136228	11.242436	0.95%	15,942
2006	10.184145	11.136228	9.35%	26,209
2005	10.099701	10.184145	0.84%	32,116
2004	9.380947	10.099701	7.66%	30,041
2003	7.512154	9.380947	24.88%	43,052
2002	7.371466	7.512154	1.91%	19,414
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.414402	11.675049	2.28%	1,971
2010	10.210790	11.414402	11.79%	2,174
2009	7.213130	10.210790	41.56%	2,444
2008	9.776164	7.213130	-26.22%	4,102
2007*	10.000000	9.776164	-2.24%	4,875
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.532648	13.214988	5.44%	16,583
2010	11.834084	12.532648	5.90%	3,510
2009	10.402160	11.834084	13.77%	7,493
2008	10.942735	10.402160	-4.94%	7,740
2007	10.677621	10.942735	2.48%	4,386
2006	10.408697	10.677621	2.58%	2,559
2005	10.367180	10.408697	0.40%	2,480
2004	10.104687	10.367180	2.60%	166
2003*	10.000000	10.104687	1.05%	607
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.581012	10.169563	-12.19%	81,420
2010	9.149056	11.581012	26.58%	73,199
2009	6.643934	9.149056	37.71%	67,508
2008	11.167854	6.643934	-40.51%	49,633
2007	9.833348	11.167854	13.57%	37,571
2006*	10.000000	9.833348	-1.67%	12,651
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.433555	12.564124	-18.59%	0
2010	13.887863	15.433555	11.13%	0
2009	11.168216	13.887863	24.35%	0
2008	20.229789	11.168216	-44.79%	0
2007	17.551030	20.229789	15.26%	0
2006	15.129373	17.551030	16.01%	0
2005	12.929468	15.129373	17.01%	0
2004	11.583907	12.929468	11.62%	0
2003	8.224601	11.583907	40.84%	29
2002	10.498504	8.224601	-21.66%	1,356

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.477677	11.775375	-18.67%	935
2010	13.025736	14.477677	11.15%	935
2009	10.470591	13.025736	24.40%	6,947
2008	18.970515	10.470591	-44.81%	10,041
2007	16.455903	18.970515	15.28%	14,186
2006	14.185006	16.455903	16.01%	18,638
2005	12.127206	14.185006	16.97%	18,702
2004	10.864300	12.127206	11.62%	19,122
2003	7.711109	10.864300	40.89%	13,924
2002*	10.000000	7.711109	-22.89%	3,442
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.298263	12.818429	-10.35%	88
2010	11.496555	14.298263	24.37%	91
2009	7.426726	11.496555	54.80%	95
2008	15.467034	7.426726	-51.98%	100
2007	14.893926	15.467034	3.85%	1,176
2006	13.032217	14.893926	14.29%	2,386
2005	12.920158	13.032217	0.87%	3,113
2004	11.524844	12.920158	12.11%	3,269
2003	7.426249	11.524844	55.19%	6,409
2002*	10.000000	7.426249	-25.74%	919
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.572490	11.653327	0.70%	125,096
2010	10.443102	11.572490	10.81%	124,660
2009	7.830809	10.443102	33.36%	121,020
2008	11.319149	7.830809	-30.82%	30,243
2007	11.093323	11.319149	2.04%	16,550
2006*	10.000000	11.093323	10.93%	2,894
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.265572	9.716856	-5.35%	1,675
2010	8.140276	10.265572	26.11%	185
2009	6.408405	8.140276	27.02%	204
2008	9.728001	6.408405	-34.12%	3,896
2007	10.133296	9.728001	-4.00%	4,598
2006*	10.000000	10.133296	1.33%	1,697
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.143771	8.854528	-3.16%	0
2010	8.432430	9.143771	8.44%	0
2009	6.582545	8.432430	28.10%	0
2008*	10.000000	6.582545	-34.17%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.305253	10.183126	-17.25%	0
2010	10.646862	12.305253	15.58%	0
2009	6.270718	10.646862	69.79%	0
2008	13.472245	6.270718	-53.45%	0
2007	10.644685	13.472245	26.56%	0
2006*	10.000000	10.644685	6.45%	184

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.371969	9.111717	-12.15%	530
2010	9.728036	10.371969	6.62%	4,414
2009	7.209489	9.728036	34.93%	4,468
2008	12.298138	7.209489	-41.38%	1,273
2007	10.832375	12.298138	13.53%	466
2006*	10.000000	10.832375	8.32%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.613571	15.229091	-2.46%	42,466
2010	13.879587	15.613571	12.49%	36,462
2009	11.890503	13.879587	16.73%	23,192
2008	11.383455	11.890503	4.45%	5,014
2007	10.425263	11.383455	9.19%	4,230
2006*	10.000000	10.425263	4.25%	1,150
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.391287	20.435570	-8.73%	0
2010	20.949286	22.391287	6.88%	0
2009	17.034183	20.949286	22.98%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.300365	8.512229	-8.47%	43,066
2010	8.880893	9.300365	4.72%	69,317
2009	6.184179	8.880893	43.61%	112,232
2008	11.291345	6.184179	-45.23%	62,156
2007	8.403216	11.291345	34.37%	84,294
2006	7.830007	8.403216	7.32%	111,842
2005	7.072868	7.830007	10.70%	124,431
2004	6.096134	7.072868	16.02%	118,441
2003	5.155250	6.096134	18.25%	158,179
2002	6.234962	5.155250	-17.32%	148,044
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.790931	4.304075	-10.16%	555
2010	3.915887	4.790931	22.35%	555
2009	2.537698	3.915887	54.31%	555
2008	4.605487	2.537698	-44.90%	555
2007	3.848176	4.605487	19.68%	555
2006	3.628519	3.848176	6.05%	1,700
2005	3.307220	3.628519	9.72%	1,700
2004	3.343773	3.307220	-1.09%	2,901
2003	2.321074	3.343773	44.06%	3,195
2002	3.995569	2.321074	-41.91%	6,162
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.584115	11.036128	-33.45%	0
2010	13.487751	16.584115	22.96%	0
2009	7.658356	13.487751	76.12%	0
2008	16.301067	7.658356	-53.02%	4,159
2007	12.948047	16.301067	25.90%	4,159
2006	8.978130	12.948047	44.22%	7,876
2005	6.918472	8.978130	29.77%	10,920
2004	5.926958	6.918472	16.73%	11,079
2003	4.479412	5.926958	32.32%	11,901
2002	6.134915	4.479412	-26.98%	20,975

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.039775	14.106981	0.48%	18,240
2010	11.563093	14.039775	21.42%	8,975
2009	9.279686	11.563093	24.61%	151
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.168233	12.890980	-2.11%	618
2010	12.038713	13.168233	9.38%	618
2009	9.996365	12.038713	20.43%	1,502
2008	15.112583	9.996365	-33.85%	5,091
2007	14.282895	15.112583	5.81%	1,908
2006	12.050714	14.282895	18.52%	618
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.724430	10.360352	-3.39%	0
2010*	10.000000	10.724430	7.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.558008	7.382220	-2.33%	2,634
2010	6.444333	7.558008	17.28%	587
2009	4.909233	6.444333	31.27%	587
2008	8.144006	4.909233	-39.72%	587
2007	6.927429	8.144006	17.56%	1,887
2006	6.634147	6.927429	4.42%	587
2005	6.333414	6.634147	4.75%	587
2004	5.953998	6.333414	6.37%	587
2003	4.560642	5.953998	30.55%	587
2002	6.505832	4.560642	-29.90%	587
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.866343	13.726207	-1.01%	7,603
2010	12.425797	13.866343	11.59%	10,244
2009*	10.000000	12.425797	24.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.065308	9.991547	-0.73%	33,444
2010	9.136156	10.065308	10.17%	33,546
2009	7.527012	9.136156	21.38%	38,627
2008	10.898553	7.527012	-30.94%	32,286
2007	10.441173	10.898553	4.38%	23,031
2006*	10.000000	10.441173	4.41%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.758440	11.187080	3.98%	0
2010	10.320671	10.758440	4.24%	0
2009	9.356954	10.320671	10.30%	7,193
2008	10.556053	9.356954	-11.36%	6,326
2007	10.423276	10.556053	1.27%	0
2006*	10.000000	10.423276	4.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.095465	9.896797	-10.80%	26,449
2010	10.136054	11.095465	9.47%	28,541
2009	7.278126	10.136054	39.27%	19,182
2008	12.060105	7.278126	-39.65%	15
2007	10.723164	12.060105	12.47%	23,411
2006*	10.000000	10.723164	7.23%	4,602

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.819331	9.204869	-6.26%	40,113
2010	8.447133	9.819331	16.24%	7,119
2009	6.188730	8.447133	36.49%	10,666
2008	11.280075	6.188730	-45.14%	2,171
2007	10.250695	11.280075	10.04%	0
2006*	10.000000	10.250695	2.51%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.359747	8.038264	-3.85%	701
2010	7.659289	8.359747	9.15%	772
2009	5.958951	7.659289	28.53%	849
2008	9.782890	5.958951	-39.09%	19,410
2007*	10.000000	9.782890	-2.17%	4,708
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.104864	16.444472	2.11%	2,149
2010	14.471327	16.104864	11.29%	3,848
2009	10.078138	14.471327	43.59%	3,935
2008	14.230330	10.078138	-29.18%	5,217
2007	14.030561	14.230330	1.42%	7,876
2006	12.897677	14.030561	8.78%	12,070
2005	12.808565	12.897677	0.70%	14,378
2004	11.829065	12.808565	8.28%	30,397
2003	9.836609	11.829065	20.26%	24,240
2002	9.689126	9.836609	1.52%	17,949
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.009539	13.282530	2.10%	3,032
2010	11.689363	13.009539	11.29%	1,185
2009	8.136171	11.689363	43.67%	1,978
2008	11.505618	8.136171	-29.29%	1,590
2007	11.340421	11.505618	1.46%	4,026
2006	10.425180	11.340421	8.78%	5,464
2005*	10.000000	10.425180	4.25%	1,895
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.766116	7.619990	-13.07%	6,486
2010	7.709797	8.766116	13.70%	7,042
2009	5.124937	7.709797	50.44%	7,323
2008*	10.000000	5.124937	-48.75%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.606980	9.148330	-4.77%	0
2010	7.904167	9.606980	21.54%	0
2009	6.110003	7.904167	29.36%	0
2008*	10.000000	6.110003	-38.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.110982	8.389357	-7.92%	0
2010	8.058507	9.110982	13.06%	0
2009	6.342067	8.058507	27.06%	0
2008*	10.000000	6.342067	-36.58%	7,413

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.109875	9.809665	-2.97%	0
2010	9.310557	10.109875	8.59%	0
2009	7.900737	9.310557	17.84%	0
2008*	10.000000	7.900737	-20.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.691973	9.203721	-5.04%	0
2010	8.768188	9.691973	10.54%	0
2009	7.180256	8.768188	22.12%	0
2008*	10.000000	7.180256	-28.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.564529	10.537207	-0.26%	6,656
2010	10.057746	10.564529	5.04%	0
2009	9.048338	10.057746	11.16%	0
2008*	10.000000	9.048338	-9.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.901666	9.511460	-3.94%	0
2010	9.039810	9.901666	9.53%	0
2009	7.537235	9.039810	19.94%	0
2008*	10.000000	7.537235	-24.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.459031	8.868653	-6.24%	0
2010	8.487804	9.459031	11.44%	0
2009	6.818051	8.487804	24.49%	0
2008*	10.000000	6.818051	-31.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.276328	10.079800	-1.91%	0
2010	9.582985	10.276328	7.24%	0
2009	8.279837	9.582985	15.74%	0
2008*	10.000000	8.279837	-17.20%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.079660	11.616012	4.84%	0
2010	10.522958	11.079660	5.29%	0
2009	9.835494	10.522958	6.99%	0
2008*	10.000000	9.835494	-1.65%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.956729	12.471155	4.30%	0
2010	11.244874	11.956729	6.33%	0
2009	9.819515	11.244874	14.52%	0
2008*	10.000000	9.819515	-1.80%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.928611	19.031933	-23.65%	0
2010	21.817344	24.928611	14.26%	0
2009	13.583195	21.817344	60.62%	0
2008	32.699975	13.583195	-58.46%	0
2007	22.840560	32.699975	43.17%	0
2006	16.985684	22.840560	34.47%	0
2005	13.020203	16.985684	30.46%	0
2004	10.964194	13.020203	18.75%	0
2003	6.745447	10.964194	62.54%	0
2002	8.090952	6.745447	-16.63%	1,107
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.645366	21.101282	-23.67%	396
2010	24.186925	27.645366	14.30%	342
2009	15.042758	24.186925	60.79%	2,210
2008	36.271891	15.042758	-58.53%	2,141
2007	25.340854	36.271891	43.14%	3,445
2006	18.855195	25.340854	34.40%	5,491
2005	14.451324	18.855195	30.47%	3,190
2004	12.167999	14.451324	18.76%	2,877
2003	7.488067	12.167999	62.50%	3,123
2002*	10.000000	7.488067	-25.12%	1,064
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.717057	15.525064	5.49%	10,651
2010	14.281051	14.717057	3.05%	24,244
2009	14.140468	14.281051	0.99%	33,348
2008	13.347313	14.140468	5.94%	43,207
2007	12.665762	13.347313	5.38%	16,290
2006	12.461292	12.665762	1.64%	16,671
2005	12.269348	12.461292	1.56%	16,330
2004	12.081076	12.269348	1.56%	18,073
2003	12.042881	12.081076	0.32%	37,473
2002	11.033039	12.042881	9.15%	75,670
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.415524	10.131129	-11.25%	0
2010	10.245196	11.415524	11.42%	0
2009	8.030285	10.245196	27.58%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.308307	16.248453	-11.25%	0
2010	16.434372	18.308307	11.40%	0
2009	12.886474	16.434372	27.53%	0
2008	24.282764	12.886474	-46.93%	1,517
2007	19.419965	24.282764	25.04%	2,030
2006	14.851148	19.419965	30.76%	7,713
2005	11.599408	14.851148	28.03%	373
2004	10.313672	11.599408	12.47%	134
2003	7.748697	10.313672	33.10%	142
2002*	10.000000	7.748697	-22.51%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.721870	7.475938	-14.29%	0
2010	8.257188	8.721870	5.63%	0
2009	6.528074	8.257188	26.49%	168
2008	11.663775	6.528074	-44.03%	168
2007	10.842547	11.663775	7.57%	3,398
2006*	10.000000	10.842547	8.43%	175
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.290291	12.557531	-5.51%	0
2010	11.788571	13.290291	12.74%	0
2009	9.422814	11.788571	25.11%	3,204
2008	15.170486	9.422814	-37.89%	3,936
2007	14.558931	15.170486	4.20%	7,649
2006	12.665956	14.558931	14.95%	2,053
2005	11.931477	12.665956	6.16%	1,020
2004	10.639301	11.931477	12.15%	9,167
2003	8.203385	10.639301	29.69%	50,564
2002*	10.000000	8.203385	-17.97%	11,207
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.433015	12.336491	-0.78%	0
2010	11.511714	12.433015	8.00%	0
2009*	10.000000	11.511714	15.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.298836	12.957463	-2.57%	0
2010	12.069770	13.298836	10.18%	0
2009*	10.000000	12.069770	20.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.273494	12.425243	1.24%	17,213
2010	11.784925	12.273494	4.15%	12,778
2009	10.984715	11.784925	7.28%	1,126
2008	11.884834	10.984715	-7.57%	14,057
2007	11.468184	11.884834	3.63%	20,997
2006	10.983058	11.468184	4.42%	5,362
2005	10.809357	10.983058	1.61%	7,429
2004	10.502098	10.809357	2.93%	12,378
2003	9.895838	10.502098	6.13%	12,273
2002*	10.000000	9.895838	-1.04%	7,218
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.030994	12.811240	-1.69%	69,349
2010	11.945785	13.030994	9.08%	70,910
2009	10.195277	11.945785	17.17%	102,952
2008	13.497257	10.195277	-24.46%	297,116
2007	12.989787	13.497257	3.91%	226,681
2006	11.860570	12.989787	9.52%	196,549
2005	11.447227	11.860570	3.61%	205,024
2004	10.625957	11.447227	7.73%	256,615
2003	8.999570	10.625957	18.07%	153,706
2002*	10.000000	8.999570	-10.00%	73,261

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.325997	12.827832	-3.74%	19,554
2010	12.008250	13.325997	10.97%	26,213
2009	9.815472	12.008250	22.34%	32,130
2008	14.546762	9.815472	-32.52%	38,433
2007	13.935085	14.546762	4.39%	60,247
2006	12.369589	13.935085	12.66%	85,562
2005	11.745826	12.369589	5.31%	89,605
2004	10.654414	11.745826	10.24%	96,515
2003	8.553922	10.654414	24.56%	155,540
2002*	10.000000	8.553922	-14.46%	85,161
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.825438	12.874464	0.38%	23,592
2010	12.017093	12.825438	6.73%	24,562
2009	10.665626	12.017093	12.67%	5,398
2008	12.765018	10.665626	-16.45%	38,056
2007	12.261864	12.765018	4.10%	2,502
2006	11.498511	12.261864	6.64%	2,611
2005	11.188941	11.498511	2.77%	2,904
2004	10.616601	11.188941	5.39%	3,235
2003	9.494075	10.616601	11.82%	6,324
2002*	10.000000	9.494075	-5.06%	2,641
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.820663	13.289460	-3.84%	30,318
2010	12.915827	13.820663	7.01%	72,448
2009*	10.000000	12.915827	29.16%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.424307	25.327907	-4.15%	2,195
2010	21.289110	26.424307	24.12%	1,907
2009	15.828437	21.289110	34.50%	3,684
2008	25.331025	15.828437	-37.51%	5,933
2007	23.947955	25.331025	5.78%	11,747
2006	22.157413	23.947955	8.08%	16,516
2005	20.096540	22.157413	10.25%	25,144
2004	17.655987	20.096540	13.82%	31,884
2003	13.332102	17.655987	32.43%	30,717
2002	16.005443	13.332102	-16.70%	30,689
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.210847	11.026379	-1.65%	18,930
2010	11.398912	11.210847	-1.65%	61,583
2009	11.585286	11.398912	-1.61%	45,313
2008	11.542601	11.585286	0.37%	29,376
2007	11.200509	11.542601	3.05%	66,159
2006	10.894355	11.200509	2.81%	78,777
2005	10.788773	10.894355	0.98%	85,635
2004	10.881482	10.788773	-0.85%	64,851
2003	10.995248	10.881482	-1.03%	69,776
2002	11.045897	10.995248	-0.46%	95,536

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.295503	15.878371	3.81%	851
2010	14.063112	15.295503	8.76%	1,075
2009	11.496194	14.063112	22.33%	1,134
2008	14.132859	11.496194	-18.66%	5,289
2007	13.735964	14.132859	2.89%	6,751
2006	13.321271	13.735964	3.11%	4,020
2005	13.255163	13.321271	0.50%	4,468
2004	12.650922	13.255163	4.78%	8,502
2003	11.473014	12.650922	10.27%	7,460
2002	10.881227	11.473014	5.44%	9,224
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.140387	8.147768	-10.86%	623
2010	8.149676	9.140387	12.16%	941
2009	6.072420	8.149676	34.21%	1,978
2008*	10.000000	6.072420	-39.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.415417	12.718277	-17.50%	0
2010	14.770986	15.415417	4.36%	0
2009	11.567338	14.770986	27.70%	0
2008	21.916405	11.567338	-47.22%	1,162
2007	21.651448	21.916405	1.22%	17,443
2006	17.934223	21.651448	20.73%	15,578
2005	16.272754	17.934223	10.21%	9,231
2004	13.758110	16.272754	18.28%	2,031
2003*	10.000000	13.758110	37.58%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.126546	8.715404	-4.50%	1,771
2010	8.033533	9.126546	13.61%	1,867
2009	6.294094	8.033533	27.64%	195
2008*	10.000000	6.294094	-37.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.399117	9.631549	-7.38%	1,509
2010*	10.000000	10.399117	3.99%	1,461
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.723860	8.057449	-7.64%	0
2010	7.867363	8.723860	10.89%	0
2009	6.278351	7.867363	25.31%	0
2008*	10.000000	6.278351	-37.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.684178	9.121841	-5.81%	798
2010	7.764221	9.684178	24.73%	844
2009	6.210174	7.764221	25.02%	880

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.611325	9.032284	-6.02%	12,284
2010	7.727184	9.611325	24.38%	12,946
2009	6.200757	7.727184	24.62%	17,333
2008*	10.000000	6.200757	-37.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.089948	9.693418	-3.93%	5,274
2010	8.575528	10.089948	17.66%	5,831
2009	6.683090	8.575528	28.32%	7,277
2008*	10.000000	6.683090	-33.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.448046	13.140838	-2.28%	1,062
2010	10.899692	13.448046	23.38%	1,317
2009	8.694850	10.899692	25.36%	5,243
2008	16.500572	8.694850	-47.31%	5,731
2007	15.288267	16.500572	7.93%	7,338
2006	15.061103	15.288267	1.51%	9,087
2005	14.166800	15.061103	6.31%	10,128
2004	12.700547	14.166800	11.54%	10,489
2003	9.617770	12.700547	32.05%	24,830
2002	14.659211	9.617770	-34.39%	27,020
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.621378	29.523646	-6.63%	3,253
2010	25.395119	31.621378	24.52%	7,425
2009	20.458082	25.395119	24.13%	12,046
2008	30.659723	20.458082	-33.27%	21,327
2007	33.485668	30.659723	-8.44%	27,123
2006	29.026186	33.485668	15.36%	30,268
2005	28.631870	29.026186	1.38%	30,217
2004	24.818800	28.631870	15.36%	33,675
2003	16.087835	24.818800	54.27%	39,438
2002	22.458672	16.087835	-28.37%	35,170
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.994603	25.074127	-7.11%	1,902
2010	21.901665	26.994603	23.25%	2,351
2009	16.532129	21.901665	32.48%	6,894
2008	27.195852	16.532129	-39.21%	13,887
2007	27.077341	27.195852	0.44%	27,559
2006	24.572263	27.077341	10.19%	39,016
2005	22.243450	24.572263	10.47%	38,815
2004	19.001877	22.243450	17.06%	37,401
2003	13.701015	19.001877	38.69%	42,660
2002	16.851295	13.701015	-18.69%	45,981
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.563297	11.433035	-1.13%	3,303
2010	10.363320	11.563297	11.58%	5,877
2009	8.356437	10.363320	24.02%	7,817
2008	14.538377	8.356437	-42.52%	10,102
2007	13.665574	14.538377	6.39%	17,800
2006	12.227790	13.665574	11.76%	22,575
2005	11.571236	12.227790	5.67%	22,074
2004	10.720003	11.571236	7.94%	21,981
2003	8.547905	10.720003	25.41%	24,022
2002	10.516473	8.547905	-18.72%	24,124

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.199628	9.636371	4.75%	16,388
2010	7.185158	9.199628	28.04%	27,406
2009	5.583979	7.185158	28.67%	32,246
2008*	10.000000	5.583979	-44.16%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.434627	10.396146	-0.37%	15,446
2010	10.358995	10.434627	0.73%	17,613
2009	9.833644	10.358995	5.34%	17,783
2008*	10.000000	9.833644	-1.66%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.482517	11.612565	-13.87%	270
2010	12.890526	13.482517	4.59%	298
2009*	10.000000	12.890526	28.91%	327
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.544495	11.090374	-3.93%	522
2010	10.138888	11.544495	13.86%	981
2009	8.019511	10.138888	26.43%	991
2008	12.941561	8.019511	-38.03%	1,591
2007	13.458229	12.941561	-3.84%	13,903
2006	11.805622	13.458229	14.00%	31,672
2005	11.514104	11.805622	2.53%	40,242
2004	9.963657	11.514104	15.56%	29,815
2003	7.707824	9.963657	29.27%	17,900
2002	10.469799	7.707824	-26.38%	12,778
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249691	10.110137	-1.36%	0
2010	9.898494	10.249691	3.55%	354
2009	8.880976	9.898494	11.46%	354
2008	10.430732	8.880976	-14.86%	0
2007	10.123616	10.430732	3.03%	1,748
2006	9.877916	10.123616	2.49%	2,655
2005	9.900293	9.877916	-0.23%	2,534
2004	9.988556	9.900293	-0.88%	847
2003*	10.000000	9.988556	-0.11%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.624127	11.311461	-2.69%	0
2010	9.881167	11.624127	17.64%	0
2009	8.184625	9.881167	20.73%	0
2008	13.749672	8.184625	-40.47%	0
2007	13.910027	13.749672	-1.15%	850
2006	13.437060	13.910027	3.52%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.025977	12.416826	-4.68%	600
2010	10.780466	13.025977	20.83%	0
2009	8.340289	10.780466	29.26%	0
2008	14.004101	8.340289	-40.44%	0
2007	13.232854	14.004101	5.83%	0
2006	11.832816	13.232854	11.83%	0
2005	11.258724	11.832816	5.10%	0
2004*	10.000000	11.258724	12.59%	107

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.879264	18.837322	-9.78%	2,643
2010	18.305112	20.879264	14.06%	3,231
2009	13.323276	18.305112	37.39%	11,484
2008	22.652004	13.323276	-41.18%	15,817
2007	21.661296	22.652004	4.57%	20,369
2006	18.713519	21.661296	15.75%	17,940
2005	16.640631	18.713519	12.46%	19,003
2004	14.194919	16.640631	17.23%	21,079
2003*	10.000000	14.194919	41.95%	18,749
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.009145	11.734129	-9.80%	3,056
2010	11.406210	13.009145	14.05%	22,644
2009	8.297510	11.406210	37.47%	34,721
2008	14.105944	8.297510	-41.18%	62,904
2007	13.491361	14.105944	4.56%	75,118
2006	11.655041	13.491361	15.76%	90,001
2005	10.366717	11.655041	12.43%	94,202
2004	8.845490	10.366717	17.20%	104,836
2003	6.288389	8.845490	40.66%	115,420
2002	8.211680	6.288389	-23.42%	125,606
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.788812	2.691352	-3.49%	0
2010	2.472500	2.788812	12.79%	0
2009	1.983372	2.472500	24.66%	0
2008	9.554138	1.983372	-79.24%	0
2007*	10.000000	9.554138	-4.46%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.008767	2.890072	-3.94%	0
2010	2.664526	3.008767	12.92%	0
2009	2.161890	2.664526	23.25%	0
2008	10.307058	2.161890	-79.03%	0
2007	10.491592	10.307058	-1.76%	0
2006*	10.000000	10.491592	4.92%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.228552	13.008854	-1.66%	3,456
2010	11.584325	13.228552	14.19%	6,923
2009	9.181622	11.584325	26.17%	18,338
2008	15.173013	9.181622	-39.49%	20,742
2007	14.775327	15.173013	2.69%	26,515
2006	13.060178	14.775327	13.13%	31,446
2005	12.529835	13.060178	4.23%	32,562
2004	11.639025	12.529835	7.65%	39,918
2003	9.338857	11.639025	24.63%	48,707
2002	11.693870	9.338857	-20.14%	52,745

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.712507	9.341222	-3.82%	12,911
2010	8.002283	9.712507	21.37%	15,622
2009	5.930641	8.002283	34.93%	180
2008	9.699671	5.930641	-38.86%	180
2007	9.984100	9.699671	-2.85%	180
2006*	10.000000	9.984100	-0.16%	189
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.897125	13.818060	-0.57%	12,929
2010	11.085415	13.897125	25.36%	15,284
2009	8.499807	11.085415	30.42%	17,443
2008	16.968927	8.499807	-49.91%	32,104
2007	16.227583	16.968927	4.57%	46,111
2006	16.025463	16.227583	1.26%	78,245
2005	14.505376	16.025463	10.48%	86,465
2004	12.313446	14.505376	17.80%	91,812
2003	9.968740	12.313446	23.52%	83,445
2002	14.037370	9.968740	-28.98%	62,452
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.665801	12.439490	6.63%	1,624
2010	10.845085	11.665801	7.57%	330
2009*	10.000000	10.845085	8.45%	363
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.301282	11.227334	-0.65%	5,365
2010	10.924366	11.301282	3.45%	8,295
2009*	10.000000	10.924366	9.24%	5,789
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.519755	11.421095	8.57%	1,192
2010*	10.000000	10.519755	5.20%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.808313	11.230833	3.91%	0
2010	10.256771	10.808313	5.38%	0
2009	9.511461	10.256771	7.84%	0
2008	10.770119	9.511461	-11.69%	3,651
2007	10.385438	10.770119	3.70%	3,651
2006*	10.000000	10.385438	3.85%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	36.594804	38.523903	5.27%	0
2010	33.904538	36.594804	7.93%	0
2009	26.475117	33.904538	28.06%	0
2008	31.661206	26.475117	-16.38%	2,302
2007	30.221133	31.661206	4.77%	3,105
2006	27.729876	30.221133	8.98%	3,105
2005	25.116712	27.729876	10.40%	3,231
2004	23.203314	25.116712	8.25%	3,231
2003	18.451021	23.203314	25.76%	5,105
2002	17.176522	18.451021	7.42%	3,180

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	53.728614	39.242213	-26.96%	66
2010	43.069151	53.728614	24.75%	66
2009	20.541986	43.069151	109.66%	66
2008	59.306449	20.541986	-65.36%	66
2007	43.822423	59.306449	35.33%	954
2006	31.941114	43.822423	37.20%	1,466
2005	24.602994	31.941114	29.83%	1,466
2004	19.870857	24.602994	23.81%	1,466
2003	13.103231	19.870857	51.65%	3,554
2002	13.721459	13.103231	-4.51%	4,422
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	51.523505	42.338165	-17.83%	35
2010	40.536170	51.523505	27.11%	36
2009	26.163298	40.536170	54.94%	38
2008	49.379822	26.163298	-47.02%	40
2007	34.544385	49.379822	42.95%	43
2006	28.212403	34.544385	22.44%	381
2005	18.911846	28.212403	49.18%	4,398
2004	15.478646	18.911846	22.18%	4,527
2003	10.869895	15.478646	42.40%	5,768
2002	11.374685	10.869895	-4.44%	310
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.278538	15.274494	-6.17%	40,082
2010	13.055981	16.278538	24.68%	1,568
2009*	10.000000	13.055981	30.56%	1,705

Additional Contract Options Elected - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.304699	15.544324	-10.17%	0
2010	13.906134	17.304699	24.44%	0
2009	9.916493	13.906134	40.23%	0
2008	15.701038	9.916493	-36.84%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.336573	13.551810	9.85%	0
2010	11.938727	12.336573	3.33%	0
2009	11.019566	11.938727	8.34%	0
2008	11.391105	11.019566	-3.26%	2,795
2007	10.584296	11.391105	7.62%	4,187
2006	10.598601	10.584296	-0.13%	0
2005	10.615502	10.598601	-0.16%	3,204
2004	10.206041	10.615502	4.01%	0
2003*	10.000000	10.206041	2.06%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.402390	9.530529	1.36%	0
2010	8.379453	9.402390	12.21%	0
2009	7.218139	8.379453	16.09%	0
2008	11.225835	7.218139	-35.70%	0
2007	11.428768	11.225835	-1.78%	0
2006	9.929177	11.428768	15.10%	0
2005	9.653346	9.929177	2.86%	0
2004	8.691036	9.653346	11.07%	0
2003	6.834929	8.691036	27.16%	890
2002	8.623786	6.834929	-20.74%	890
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.791438	11.510986	-2.38%	0
2010	10.058556	11.791438	17.23%	0
2009	7.874490	10.058556	27.74%	0
2008	10.589059	7.874490	-25.64%	0
2007	11.027429	10.589059	-3.98%	0
2006*	10.000000	11.027429	10.27%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.989971	12.304760	-5.27%	0
2010	12.039340	12.989971	7.90%	0
2009*	10.000000	12.039340	20.39%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.715765	14.547509	-1.14%	1,594
2010	11.897305	14.715765	23.69%	1,594
2009	9.680413	11.897305	22.90%	1,594
2008	14.254844	9.680413	-32.09%	1,594
2007	14.598370	14.254844	-2.35%	1,594
2006	12.979641	14.598370	12.47%	2,975
2005	12.312807	12.979641	5.42%	1,594
2004	10.276639	12.312807	19.81%	1,594
2003	7.587564	10.276639	35.44%	1,594
2002*	10.000000	7.587564	-24.12%	0

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.906074	7.841992	-0.81%	0
2010	7.004877	7.906074	12.87%	0
2009	5.327622	7.004877	31.48%	0
2008	8.265192	5.327622	-35.54%	0
2007	7.801519	8.265192	5.94%	0
2006	7.267419	7.801519	7.35%	0
2005	7.134773	7.267419	1.86%	0
2004	6.833733	7.134773	4.41%	0
2003	5.517158	6.833733	23.86%	0
2002	7.899217	5.517158	-30.16%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.113400	9.127006	0.15%	651
2010	8.072997	9.113400	12.89%	5,089
2009	6.500695	8.072997	24.19%	6,143
2008	10.521014	6.500695	-38.21%	10,482
2007	10.169522	10.521014	3.46%	9,468
2006	8.956764	10.169522	13.54%	9,462
2005	8.702901	8.956764	2.92%	9,363
2004	8.001922	8.702901	8.76%	10,779
2003	6.341490	8.001922	26.18%	15,357
2002	8.309551	6.341490	-23.68%	16,052
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.446304	11.194577	7.16%	0
2010	9.215280	10.446304	13.36%	0
2009	7.649085	9.215280	20.48%	0
2008	11.045665	7.649085	-30.75%	0
2007	10.489561	11.045665	5.30%	0
2006	9.160955	10.489561	14.50%	0
2005	8.928061	9.160955	2.61%	0
2004	8.646151	8.928061	3.26%	0
2003	7.258882	8.646151	19.11%	0
2002	8.866534	7.258882	-18.13%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.391419	15.474309	0.54%	754
2010	14.430333	15.391419	6.66%	763
2009	12.188974	14.430333	18.39%	28,783
2008	13.374489	12.188974	-8.86%	28,783
2007	12.911892	13.374489	3.58%	29,068
2006	12.610701	12.911892	2.39%	29,457
2005	12.663894	12.610701	-0.42%	29,856
2004	12.432845	12.663894	1.86%	29,826
2003	12.086367	12.432845	2.87%	47,014
2002	11.248475	12.086367	7.45%	47,606
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.152294	10.931955	-1.98%	0
2010	10.063301	11.152294	10.82%	0
2009	8.245737	10.063301	22.04%	0
2008	11.196038	8.245737	-26.35%	0
2007	10.484257	11.196038	6.79%	0
2006*	10.000000	10.484257	4.84%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.721144	10.420710	-2.80%	0
2010	9.523576	10.721144	12.57%	0
2009	7.523329	9.523576	26.59%	0
2008	11.374367	7.523329	-33.86%	0
2007	10.504183	11.374367	8.28%	0
2006*	10.000000	10.504183	5.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.313841	9.865492	-4.35%	0
2010	9.044919	10.313841	14.03%	0
2009	7.002297	9.044919	29.17%	0
2008	11.503856	7.002297	-39.13%	0
2007	10.524279	11.503856	9.31%	0
2006*	10.000000	10.524279	5.24%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.194669	9.500586	-6.81%	0
2010	8.703507	10.194669	17.13%	0
2009	5.999758	8.703507	45.06%	0
2008	13.386940	5.999758	-55.18%	0
2007	9.351449	13.386940	43.15%	0
2006*	10.000000	9.351449	-6.49%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535840	10.446041	-0.85%	6,970
2010	9.312785	10.535840	13.13%	9,891
2009	7.285831	9.312785	27.82%	10,744
2008	12.936709	7.285831	-43.68%	10,506
2007	12.977703	12.936709	-0.32%	11,376
2006	10.993905	12.977703	18.04%	14,537
2005	10.574610	10.993905	3.97%	11,999
2004	9.658120	10.574610	9.49%	13,210
2003	7.544918	9.658120	28.01%	17,009
2002	9.247408	7.544918	-18.41%	14,391
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.576777	8.443178	-1.56%	0
2010	7.033050	8.576777	21.95%	0
2009	5.583142	7.033050	25.97%	1,173
2008	10.764399	5.583142	-48.13%	2,656
2007	8.632044	10.764399	24.70%	9,374
2006	8.227083	8.632044	4.92%	5,104
2005	7.919648	8.227083	3.88%	6,344
2004	7.801994	7.919648	1.51%	6,344
2003	5.977313	7.801994	30.53%	2,512
2002	8.711728	5.977313	-31.39%	1,272

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.282982	11.527067	2.16%	0
2010	10.087208	11.282982	11.85%	0
2009	7.137243	10.087208	41.33%	0
2008	9.689202	7.137243	-26.34%	0
2007	9.602576	9.689202	0.90%	0
2006	8.786070	9.602576	9.29%	4,178
2005	8.717634	8.786070	0.79%	466
2004	8.101344	8.717634	7.61%	4,567
2003	6.490761	8.101344	24.81%	4,567
2002	6.372448	6.490761	1.86%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.393124	11.647374	2.23%	0
2010	10.196940	11.393124	11.73%	0
2009	7.207015	10.196940	41.49%	1,897
2008	9.772842	7.207015	-26.25%	1,897
2007*	10.000000	9.772842	-2.27%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.483852	13.156851	5.39%	4,827
2010	11.794012	12.483852	5.85%	4,827
2009	10.372212	11.794012	13.71%	4,827
2008	10.916785	10.372212	-4.99%	0
2007	10.657751	10.916785	2.43%	0
2006	10.394591	10.657751	2.53%	0
2005	10.358379	10.394591	0.35%	0
2004	10.101245	10.358379	2.55%	0
2003*	10.000000	10.101245	1.01%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.553557	10.140302	-12.23%	0
2010	9.132006	11.553557	26.52%	0
2009	6.634926	9.132006	37.64%	2,283
2008	11.158385	6.634926	-40.54%	2,283
2007	9.830032	11.158385	13.51%	0
2006*	10.000000	9.830032	-1.70%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.753048	9.563041	-18.63%	0
2010	10.581339	11.753048	11.07%	0
2009	8.513548	10.581339	24.29%	0
2008	15.429063	8.513548	-44.82%	0
2007	13.392845	15.429063	15.20%	0
2006	11.550783	13.392845	15.95%	0
2005	9.876226	11.550783	16.96%	0
2004	8.852908	9.876226	11.56%	0
2003	6.288770	8.852908	40.77%	0
2002	8.031546	6.288770	-21.70%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.413982	11.717606	-18.71%	0
2010	12.975013	14.413982	11.09%	1,436
2009	10.435125	12.975013	24.34%	1,326
2008	18.915891	10.435125	-44.83%	1,263
2007	16.416913	18.915891	15.22%	3,842
2006	14.158574	16.416913	15.95%	3,846
2005	12.110746	14.158574	16.91%	3,949
2004	10.855078	12.110746	11.57%	4,052
2003	7.708483	10.855078	40.82%	0
2002*	10.000000	7.708483	-22.92%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.235332	12.755538	-10.40%	1,041
2010	11.451772	14.235332	24.31%	1,041
2009	7.401564	11.451772	54.72%	1,041
2008	15.422507	7.401564	-52.01%	1,062
2007	14.858647	15.422507	3.79%	1,062
2006	13.007946	14.858647	14.23%	1,243
2005	12.902636	13.007946	0.82%	1,242
2004	11.515065	12.902636	12.05%	1,364
2003	7.423709	11.515065	55.11%	189
2002*	10.000000	7.423709	-25.76%	201
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.545028	11.619776	0.65%	2,175
2010	10.423613	11.545028	10.76%	2,175
2009	7.820175	10.423613	33.29%	0
2008	11.309545	7.820175	-30.85%	0
2007	11.089575	11.309545	1.98%	1,113
2006*	10.000000	11.089575	10.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.241189	9.688855	-5.39%	0
2010	8.125063	10.241189	26.04%	0
2009	6.399697	8.125063	26.96%	2,427
2008	9.719744	6.399697	-34.16%	2,427
2007	10.129883	9.719744	-4.05%	0
2006*	10.000000	10.129883	1.30%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.131381	8.838033	-3.21%	0
2010	8.425280	9.131381	8.38%	0
2009	6.580310	8.425280	28.04%	0
2008*	10.000000	6.580310	-34.20%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.276071	10.153813	-17.29%	0
2010	10.627001	12.276071	15.52%	0
2009	6.262201	10.627001	69.70%	0
2008	13.460804	6.262201	-53.48%	0
2007	10.641087	13.460804	26.50%	0
2006*	10.000000	10.641087	6.41%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.347358	9.085484	-12.20%	0
2010	9.709886	10.347358	6.57%	0
2009	7.199705	9.709886	34.87%	0
2008	12.287718	7.199705	-41.41%	0
2007	10.828723	12.287718	13.47%	0
2006*	10.000000	10.828723	8.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.576602	15.185320	-2.51%	0
2010	13.853761	15.576602	12.44%	0
2009	11.874402	13.853761	16.67%	0
2008	11.373802	11.874402	4.40%	0
2007	10.421750	11.373802	9.14%	0
2006*	10.000000	10.421750	4.22%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.276829	20.320791	-8.78%	0
2010	20.852791	22.276829	6.83%	0
2009	16.964338	20.852791	22.92%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.248831	8.460768	-8.52%	0
2010	8.836160	9.248831	4.67%	0
2009	6.156160	8.836160	43.53%	2,335
2008	11.245915	6.156160	-45.26%	2,335
2007	8.373693	11.245915	34.30%	140
2006	7.806451	8.373693	7.27%	140
2005	7.055157	7.806451	10.65%	140
2004	6.083963	7.055157	15.96%	1,085
2003	5.147573	6.083963	18.19%	6,431
2002	6.228852	5.147573	-17.36%	7,846
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.764356	4.278021	-10.21%	0
2010	3.896141	4.764356	22.28%	0
2009	2.526192	3.896141	54.23%	0
2008	4.586938	2.526192	-44.93%	0
2007	3.834638	4.586938	19.62%	0
2006	3.617587	3.834638	6.00%	0
2005	3.298923	3.617587	9.66%	0
2004	3.337081	3.298923	-1.14%	0
2003	2.317610	3.337081	43.99%	0
2002	3.991639	2.317610	-41.94%	1,168
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.492218	10.969394	-33.49%	0
2010	13.419831	16.492218	22.89%	0
2009	7.623666	13.419831	76.03%	0
2008	16.235545	7.623666	-53.04%	0
2007	12.902589	16.235545	25.83%	0
2006	8.951137	12.902589	44.14%	0
2005	6.901163	8.951137	29.70%	0
2004	5.915144	6.901163	16.67%	0
2003	4.472745	5.915144	32.25%	0
2002	6.128895	4.472745	-27.02%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.992337	14.052191	0.43%	0
2010	11.529869	13.992337	21.36%	0
2009	9.257720	11.529869	24.54%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.110285	12.827754	-2.16%	0
2010	11.991826	13.110285	9.33%	0
2009	9.962500	11.991826	20.37%	0
2008	15.069070	9.962500	-33.89%	0
2007	14.249058	15.069070	5.75%	0
2006	12.028264	14.249058	18.46%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.720815	10.351608	-3.44%	0
2010*	10.000000	10.720815	7.21%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.726869	5.590835	-2.38%	0
2010	4.885505	5.726869	17.22%	0
2009	3.723622	4.885505	31.20%	0
2008	6.180327	3.723622	-39.75%	0
2007	5.259774	6.180327	17.50%	7,388
2006	5.039656	5.259774	4.37%	0
2005	4.813650	5.039656	4.70%	0
2004	4.527588	4.813650	6.32%	0
2003	3.469794	4.527588	30.49%	0
2002	4.952256	3.469794	-29.94%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.854600	13.707619	-1.06%	976
2010	12.421582	13.854600	11.54%	976
2009*	10.000000	12.421582	24.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.041443	9.962813	-0.78%	0
2010	9.119112	10.041443	10.11%	0
2009	7.516796	9.119112	21.32%	0
2008	10.889310	7.516796	-30.97%	0
2007	10.437649	10.889310	4.33%	0
2006*	10.000000	10.437649	4.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.732937	11.154904	3.93%	0
2010	10.301441	10.732937	4.19%	0
2009	9.344260	10.301441	10.24%	0
2008	10.547109	9.344260	-11.40%	0
2007	10.419772	10.547109	1.22%	0
2006*	10.000000	10.419772	4.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.069150	9.868315	-10.85%	0
2010	10.117159	11.069150	9.41%	0
2009	7.268248	10.117159	39.20%	0
2008	12.049870	7.268248	-39.68%	0
2007	10.719544	12.049870	12.41%	0
2006*	10.000000	10.719544	7.20%	0

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.796069	9.178394	-6.31%	0
2010	8.431393	9.796069	16.19%	0
2009	6.180334	8.431393	36.42%	0
2008	11.270518	6.180334	-45.16%	0
2007	10.247234	11.270518	9.99%	0
2006*	10.000000	10.247234	2.47%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.344149	8.019205	-3.89%	0
2010	7.648876	8.344149	9.09%	0
2009	5.953882	7.648876	28.47%	0
2008	9.779553	5.953882	-39.12%	0
2007*	10.000000	9.779553	-2.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.788691	15.092896	2.06%	925
2010	13.295414	14.788691	11.23%	936
2009	9.263916	13.295414	43.52%	947
2008	13.087309	9.263916	-29.21%	947
2007	12.910184	13.087309	1.37%	947
2006	11.873788	12.910184	8.73%	947
2005	11.797727	11.873788	0.64%	947
2004	10.901080	11.797727	8.23%	1,037
2003	9.069535	10.901080	20.19%	947
2002	8.938092	9.069535	1.47%	2,386
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.972115	13.237609	2.05%	0
2010	11.661664	12.972115	11.24%	0
2009	8.121026	11.661664	43.60%	1,686
2008	11.490054	8.121026	-29.32%	1,686
2007	11.330863	11.490054	1.40%	0
2006	10.421681	11.330863	8.72%	113
2005*	10.000000	10.421681	4.22%	108
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.754195	7.605763	-13.12%	5,818
2010	7.703242	8.754195	13.64%	5,818
2009	5.123186	7.703242	50.36%	4,911
2008*	10.000000	5.123186	-48.77%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.593953	9.131281	-4.82%	0
2010	7.897457	9.593953	21.48%	0
2009	6.107929	7.897457	29.30%	0
2008*	10.000000	6.107929	-38.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.098629	8.373730	-7.97%	0
2010	8.051675	9.098629	13.00%	0
2009	6.339916	8.051675	27.00%	0
2008*	10.000000	6.339916	-36.60%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.096181	9.791400	-3.02%	0
2010	9.302682	10.096181	8.53%	0
2009	7.898055	9.302682	17.78%	0
2008*	10.000000	7.898055	-21.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.678850	9.186597	-5.09%	0
2010	8.760766	9.678850	10.48%	0
2009	7.177820	8.760766	22.05%	0
2008*	10.000000	7.177820	-28.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.550197	10.517582	-0.31%	0
2010	10.049218	10.550197	4.99%	0
2009	9.045270	10.049218	11.10%	0
2008*	10.000000	9.045270	-9.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.888232	9.493730	-3.99%	0
2010	9.032136	9.888232	9.48%	0
2009	7.534670	9.032136	19.87%	0
2008*	10.000000	7.534670	-24.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.446193	8.852121	-6.29%	0
2010	8.480594	9.446193	11.39%	0
2009	6.815732	8.480594	24.43%	0
2008*	10.000000	6.815732	-31.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.262408	10.061041	-1.96%	0
2010	9.574869	10.262408	7.18%	0
2009	8.277026	9.574869	15.68%	0
2008*	10.000000	8.277026	-17.23%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.064660	11.594400	4.79%	0
2010	10.514058	11.064660	5.24%	0
2009	9.832166	10.514058	6.94%	0
2008*	10.000000	9.832166	-1.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.940533	12.447959	4.25%	0
2010	11.235352	11.940533	6.28%	0
2009	9.816183	11.235352	14.46%	0
2008*	10.000000	9.816183	-1.84%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.798986	18.923357	-23.69%	0
2010	21.714927	24.798986	14.20%	0
2009	13.526313	21.714927	60.54%	0
2008	32.579671	13.526313	-58.48%	0
2007	22.768148	32.579671	43.09%	0
2006	16.940420	22.768148	34.40%	0
2005	12.992081	16.940420	30.39%	0
2004	10.946077	12.992081	18.69%	0
2003	6.737713	10.946077	62.46%	0
2002	8.085801	6.737713	-16.67%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.523843	20.997859	-23.71%	0
2010	24.092836	27.523843	14.24%	0
2009	14.991860	24.092836	60.71%	2,030
2008	36.167634	14.991860	-58.55%	3,001
2007	25.280916	36.167634	43.06%	1,282
2006	18.820135	25.280916	34.33%	61
2005	14.431753	18.820135	30.41%	2,022
2004	12.157699	14.431753	18.70%	85
2003	7.485519	12.157699	62.42%	97
2002*	10.000000	7.485519	-25.15%	94
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.076750	15.896446	5.44%	1,905
2010	14.637532	15.076750	3.00%	1,915
2009	14.500804	14.637532	0.94%	29,439
2008	13.694396	14.500804	5.89%	30,628
2007	13.001762	13.694396	5.33%	28,557
2006	12.798374	13.001762	1.59%	28,557
2005	12.607632	12.798374	1.51%	28,976
2004	12.420485	12.607632	1.51%	29,269
2003	12.387519	12.420485	0.27%	30,007
2002	11.354552	12.387519	9.10%	36,086
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.356188	10.073349	-11.30%	0
2010	10.197126	11.356188	11.37%	0
2009	7.996675	10.197126	27.52%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.227803	16.168806	-11.30%	0
2010	16.370417	18.227803	11.35%	0
2009	12.842853	16.370417	27.47%	0
2008	24.212910	12.842853	-46.96%	1,373
2007	19.373993	24.212910	24.98%	1,895
2006	14.823511	19.373993	30.70%	2,154
2005	11.583693	14.823511	27.97%	0
2004	10.304923	11.583693	12.41%	0
2003	7.746056	10.304923	33.03%	0
2002*	10.000000	7.746056	-22.54%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.701155	7.454397	-14.33%	0
2010	8.241771	8.701155	5.57%	0
2009	6.519215	8.241771	26.42%	0
2008	11.653883	6.519215	-44.06%	0
2007	10.838892	11.653883	7.52%	0
2006*	10.000000	10.838892	8.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.230055	12.494276	-5.56%	6,275
2010	11.741097	13.230055	12.68%	7,343
2009	9.389637	11.741097	25.04%	7,343
2008	15.124787	9.389637	-37.92%	7,343
2007	14.522502	15.124787	4.15%	18,257
2006	12.640673	14.522502	14.89%	18,257
2005	11.913697	12.640673	6.10%	18,257
2004	10.628853	11.913697	12.09%	18,257
2003	8.199498	10.628853	29.63%	18,257
2002*	10.000000	8.199498	-18.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.422474	12.319785	-0.83%	0
2010	11.507802	12.422474	7.95%	0
2009*	10.000000	11.507802	15.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.287558	12.939906	-2.62%	0
2010	12.065671	13.287558	10.13%	0
2009*	10.000000	12.065671	20.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.217905	12.362690	1.19%	0
2010	11.737507	12.217905	4.09%	0
2009	10.946084	11.737507	7.23%	0
2008	11.849056	10.946084	-7.62%	0
2007	11.439502	11.849056	3.58%	0
2006	10.961134	11.439502	4.36%	0
2005	10.793259	10.961134	1.56%	0
2004	10.491789	10.793259	2.87%	2,035
2003	9.891153	10.491789	6.07%	27,892
2002*	10.000000	9.891153	-1.09%	11,835
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.971979	12.746759	-1.74%	0
2010	11.897721	12.971979	9.03%	0
2009	10.159426	11.897721	17.11%	0
2008	13.456647	10.159426	-24.50%	0
2007	12.957311	13.456647	3.85%	949
2006	11.836907	12.957311	9.47%	4,067
2005	11.430176	11.836907	3.56%	4,147
2004	10.615527	11.430176	7.67%	1,114
2003	8.995312	10.615527	18.01%	7,126
2002*	10.000000	8.995312	-10.05%	1,182

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.265593	12.763211	-3.79%	0
2010	11.959902	13.265593	10.92%	0
2009	9.780927	11.959902	22.28%	0
2008	14.502953	9.780927	-32.56%	0
2007	13.900226	14.502953	4.34%	0
2006	12.344896	13.900226	12.60%	7,375
2005	11.728326	12.344896	5.26%	7,375
2004	10.643945	11.728326	10.19%	7,375
2003	8.549857	10.643945	24.49%	53,687
2002*	10.000000	8.549857	-14.50%	7,375
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.767323	12.809616	0.33%	0
2010	11.968718	12.767323	6.67%	0
2009	10.628096	11.968718	12.61%	0
2008	12.726582	10.628096	-16.49%	0
2007	12.231204	12.726582	4.05%	0
2006	11.475585	12.231204	6.58%	0
2005	11.172292	11.475585	2.71%	0
2004	10.606188	11.172292	5.34%	10,187
2003	9.489589	10.606188	11.77%	30,477
2002*	10.000000	9.489589	-5.10%	46,118
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.808941	13.271445	-3.89%	9,876
2010	12.911434	13.808941	6.95%	12,058
2009*	10.000000	12.911434	29.11%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.670084	19.802381	-4.20%	2,351
2010	16.661606	20.670084	24.06%	2,378
2009	12.394191	16.661606	34.43%	2,408
2008	19.845137	12.394191	-37.55%	3,383
2007	18.771190	19.845137	5.72%	2,525
2006	17.376513	18.771190	8.03%	4,667
2005	15.768301	17.376513	10.20%	3,522
2004	13.860424	15.768301	13.76%	1,332
2003	10.471383	13.860424	32.36%	439
2002	12.577501	10.471383	-16.75%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.948291	10.762685	-1.70%	6,122
2010	11.137615	10.948291	-1.70%	6,176
2009	11.325476	11.137615	-1.66%	6,228
2008	11.289488	11.325476	0.32%	6,228
2007	10.960502	11.289488	3.00%	7,143
2006	10.666317	10.960502	2.76%	2,802
2005	10.568302	10.666317	0.93%	2,314
2004	10.664538	10.568302	-0.90%	2,314
2003	10.781517	10.664538	-1.08%	4,823
2002	10.836691	10.781517	-0.51%	80,590

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.731399	15.285013	3.76%	0
2010	13.551342	14.731399	8.71%	2,337
2009	11.083470	13.551342	22.27%	2,445
2008	13.632414	11.083470	-18.70%	3,145
2007	13.256349	13.632414	2.84%	3,451
2006	12.862646	13.256349	3.06%	3,202
2005	12.805314	12.862646	0.45%	4,235
2004	12.227805	12.805314	4.72%	3,611
2003	11.094926	12.227805	10.21%	6,144
2002	10.527978	11.094926	5.39%	14,988
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.127989	8.132593	-10.90%	0
2010	8.142763	9.127989	12.10%	0
2009	6.070359	8.142763	34.14%	0
2008*	10.000000	6.070359	-39.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.355440	12.662351	-17.54%	0
2010	14.720979	15.355440	4.31%	0
2009	11.534047	14.720979	27.63%	0
2008	21.864487	11.534047	-47.25%	0
2007	21.611209	21.864487	1.17%	0
2006	17.909961	21.611209	20.67%	183
2005	16.258970	17.909961	10.15%	183
2004	13.753445	16.258970	18.22%	2,068
2003*	10.000000	13.753445	37.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.114191	8.699185	-4.55%	584
2010	8.026722	9.114191	13.55%	625
2009	6.291956	8.026722	27.57%	659
2008*	10.000000	6.291956	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.395573	9.623378	-7.43%	0
2010*	10.000000	10.395573	3.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.712042	8.042434	-7.69%	0
2010	7.860693	8.712042	10.83%	0
2009	6.276217	7.860693	25.25%	0
2008*	10.000000	6.276217	-37.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.671044	9.104851	-5.85%	0
2010	7.757631	9.671044	24.66%	0
2009	6.208058	7.757631	24.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.598319	9.015486	-6.07%	0
2010	7.720646	9.598319	24.32%	2,194
2009	6.198650	7.720646	24.55%	2,276
2008*	10.000000	6.198650	-38.01%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.076273	9.675375	-3.98%	0
2010	8.568256	10.076273	17.60%	0
2009	6.680815	8.568256	28.25%	0
2008*	10.000000	6.680815	-33.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.368487	13.056468	-2.33%	0
2010	10.840720	13.368487	23.32%	0
2009	8.652209	10.840720	25.29%	0
2008	16.428033	8.652209	-47.33%	0
2007	15.228839	16.428033	7.87%	313
2006	15.010175	15.228839	1.46%	476
2005	14.126052	15.010175	6.26%	949
2004	12.670461	14.126052	11.49%	952
2003	9.599855	12.670461	31.99%	3,727
2002	14.639366	9.599855	-34.42%	15,452
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.596774	21.087024	-6.68%	505
2010	18.156682	22.596774	24.45%	511
2009	14.634307	18.156682	24.07%	517
2008	21.943047	14.634307	-33.31%	517
2007	23.977837	21.943047	-8.49%	517
2006	20.795111	23.977837	15.31%	1,472
2005	20.523009	20.795111	1.33%	850
2004	17.798875	20.523009	15.31%	1,137
2003	11.543278	17.798875	54.19%	1,399
2002	16.122666	11.543278	-28.40%	1,251
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.111198	20.527706	-7.16%	0
2010	17.948705	22.111198	23.19%	0
2009	13.555192	17.948705	32.41%	0
2008	22.310072	13.555192	-39.24%	0
2007	22.224214	22.310072	0.39%	1,522
2006	20.178364	22.224214	10.14%	1,522
2005	18.275241	20.178364	10.41%	0
2004	15.619903	18.275241	17.00%	0
2003	11.268207	15.619903	38.62%	0
2002	13.866158	11.268207	-18.74%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.993192	8.887367	-1.18%	949
2010	8.064012	8.993192	11.52%	961
2009	6.505702	8.064012	23.95%	972
2008	11.324266	6.505702	-42.55%	972
2007	10.649866	11.324266	6.33%	972
2006	9.534200	10.649866	11.70%	972
2005	9.026851	9.534200	5.62%	973
2004	8.367042	9.026851	7.89%	973
2003	6.675091	8.367042	25.35%	973
2002	8.216536	6.675091	-18.76%	6,544

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.187145	9.618410	4.69%	0
2010	7.179054	9.187145	27.97%	1,052
2009	5.582069	7.179054	28.61%	1,301
2008*	10.000000	5.582069	-44.18%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.420487	10.376793	-0.42%	0
2010	10.350221	10.420487	0.68%	0
2009	9.830311	10.350221	5.29%	0
2008*	10.000000	9.830311	-1.70%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.471087	11.596824	-13.91%	0
2010	12.886142	13.471087	4.54%	0
2009*	10.000000	12.886142	28.86%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.975974	8.618507	-3.98%	680
2010	7.887116	8.975974	13.81%	727
2009	6.241606	7.887116	26.36%	767
2008	10.077576	6.241606	-38.06%	767
2007	10.485261	10.077576	-3.89%	767
2006	9.202382	10.485261	13.94%	767
2005	8.979694	9.202382	2.48%	767
2004	7.774478	8.979694	15.50%	2,607
2003	6.017346	7.774478	29.20%	767
2002	8.177730	6.017346	-26.42%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.209806	10.065694	-1.41%	0
2010	9.864986	10.209806	3.50%	0
2009	8.855412	9.864986	11.40%	0
2008	10.405989	8.855412	-14.90%	0
2007	10.104772	10.405989	2.98%	0
2006	9.864528	10.104772	2.44%	0
2005	9.891887	9.864528	-0.28%	0
2004	9.985156	9.891887	-0.93%	0
2003*	10.000000	9.985156	-0.15%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.573024	11.256035	-2.74%	0
2010	9.842719	11.573024	17.58%	0
2009	8.156925	9.842719	20.67%	0
2008	13.710117	8.156925	-40.50%	0
2007	13.877105	13.710117	-1.20%	0
2006	13.412068	13.877105	3.47%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.981945	12.368567	-4.72%	1,860
2010	10.749471	12.981945	20.77%	1,860
2009	8.320532	10.749471	29.19%	0
2008	13.978067	8.320532	-40.47%	0
2007	13.215001	13.978067	5.77%	0
2006	11.822846	13.215001	11.78%	0
2005	11.254941	11.822846	5.05%	0
2004*	10.000000	11.254941	12.55%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.798018	18.754490	-9.83%	0
2010	18.243138	20.798018	14.00%	0
2009	13.284926	18.243138	37.32%	0
2008	22.598324	13.284926	-41.21%	0
2007	21.621027	22.598324	4.52%	0
2006	18.688207	21.621027	15.69%	0
2005	16.626541	18.688207	12.40%	0
2004	14.190099	16.626541	17.17%	52
2003*	10.000000	14.190099	41.90%	1,144
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.938807	11.664761	-9.85%	1,869
2010	11.350309	12.938807	14.00%	1,869
2009	8.261035	11.350309	37.40%	1,869
2008	14.051084	8.261035	-41.21%	1,869
2007	13.445762	14.051084	4.50%	1,869
2006	11.621530	13.445762	15.70%	1,869
2005	10.342152	11.621530	12.37%	1,869
2004	8.829014	10.342152	17.14%	2,070
2003	6.279861	8.829014	40.59%	2,473
2002	8.204726	6.279861	-23.46%	2,557
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.783619	2.684967	-3.54%	0
2010	2.469149	2.783619	12.74%	0
2009	1.981687	2.469149	24.60%	0
2008	9.550890	1.981687	-79.25%	0
2007*	10.000000	9.550890	-4.49%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.001625	2.881746	-3.99%	0
2010	2.659550	3.001625	12.86%	0
2009	2.158949	2.659550	23.19%	0
2008	10.298312	2.158949	-79.04%	0
2007	10.488054	10.298312	-1.81%	0
2006*	10.000000	10.488054	4.88%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.617272	9.452748	-1.71%	0
2010	8.426197	9.617272	14.14%	0
2009	6.681916	8.426197	26.10%	0
2008	11.047780	6.681916	-39.52%	0
2007	10.763720	11.047780	2.64%	0
2006	9.519072	10.763720	13.08%	0
2005	9.137147	9.519072	4.18%	3,366
2004	8.491851	9.137147	7.60%	3,366
2003	6.817103	8.491851	24.57%	1,140
2002	8.540552	6.817103	-20.18%	1,140

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.689461	9.314329	-3.87%	0
2010	7.987353	9.689461	21.31%	0
2009	5.922587	7.987353	34.86%	2,656
2008	9.691444	5.922587	-38.89%	2,656
2007	9.980733	9.691444	-2.90%	0
2006*	10.000000	9.980733	-0.19%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.335767	9.277939	-0.62%	0
2010	7.450703	9.335767	25.30%	0
2009	5.715778	7.450703	30.35%	0
2008	11.416738	5.715778	-49.94%	0
2007	10.923544	11.416738	4.51%	1,249
2006	10.792970	10.923544	1.21%	1,249
2005	9.774156	10.792970	10.42%	2,819
2004	8.301377	9.774156	17.74%	1,249
2003	6.724059	8.301377	23.46%	2,819
2002	9.473229	6.724059	-29.02%	6,496
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.655907	12.422654	6.58%	0
2010	10.841398	11.655907	7.51%	0
2009*	10.000000	10.841398	8.41%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.291696	11.212140	-0.70%	0
2010	10.920652	11.291696	3.40%	0
2009*	10.000000	10.920652	9.21%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.516214	11.411460	8.51%	0
2010*	10.000000	10.516214	5.16%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.782688	11.198529	3.86%	0
2010	10.237665	10.782688	5.32%	0
2009	9.498565	10.237665	7.78%	0
2008	10.760988	9.498565	-11.73%	0
2007	10.381939	10.760988	3.65%	0
2006*	10.000000	10.381939	3.82%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.174937	29.645142	5.22%	0
2010	26.116941	28.174937	7.88%	0
2009	20.404365	26.116941	28.00%	0
2008	24.413707	20.404365	-16.42%	0
2007	23.315194	24.413707	4.71%	0
2006	21.404075	23.315194	8.93%	0
2005	19.396867	21.404075	10.35%	0
2004	17.928317	19.396867	8.19%	0
2003	14.263644	17.928317	25.69%	53
2002	13.285149	14.263644	7.37%	62

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.528738	24.476214	-27.00%	0
2010	26.890464	33.528738	24.69%	0
2009	12.832010	26.890464	109.56%	0
2008	37.066048	12.832010	-65.38%	0
2007	27.402650	37.066048	35.26%	0
2006	19.983261	27.402650	37.13%	0
2005	15.400121	19.983261	29.76%	0
2004	12.444385	15.400121	23.75%	0
2003	8.210254	12.444385	51.57%	0
2002	8.602001	8.210254	-4.55%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	43.411488	35.654198	-17.87%	0
2010	34.171384	43.411488	27.04%	0
2009	22.066487	34.171384	54.86%	0
2008	41.668880	22.066487	-47.04%	0
2007	29.164988	41.668880	42.87%	0
2006	23.831127	29.164988	22.38%	0
2005	15.982999	23.831127	49.10%	0
2004	13.088136	15.982999	22.12%	0
2003	9.195824	13.088136	42.33%	560
2002	9.627768	9.195824	-4.49%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.264770	15.253839	-6.22%	0
2010	13.051557	16.264770	24.62%	0
2009*	10.000000	13.051557	30.52%	0

Additional Contract Options Elected - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.228495	15.468025	-10.22%	0
2010	13.851931	17.228495	24.38%	0
2009	9.882870	13.851931	40.16%	0
2008	15.655792	9.882870	-36.87%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.288522	13.492191	9.80%	7,144
2010	11.898278	12.288522	3.28%	6,012
2009	10.987820	11.898278	8.29%	6,113
2008	11.364069	10.987820	-3.31%	6,271
2007	10.564578	11.364069	7.57%	4,265
2006	10.584226	10.564578	-0.19%	4,154
2005	10.606483	10.584226	-0.21%	4,071
2004	10.202557	10.606483	3.96%	643
2003*	10.000000	10.202557	2.03%	643
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.346757	9.469331	1.31%	2,810
2010	8.334107	9.346757	12.15%	2,895
2009	7.182722	8.334107	16.03%	4,683
2008	11.176437	7.182722	-35.73%	4,688
2007	11.384294	11.176437	-1.83%	7,528
2006	9.895561	11.384294	15.04%	7,899
2005	9.625539	9.895561	2.81%	7,959
2004	8.670410	9.625539	11.02%	9,573
2003	6.822181	8.670410	27.09%	9,317
2002	8.612091	6.822181	-20.78%	8,524
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.763414	11.477798	-2.43%	514
2010	10.039771	11.763414	17.17%	554
2009	7.863789	10.039771	27.67%	655
2008	10.580065	7.863789	-25.67%	640
2007	11.023713	10.580065	-4.02%	0
2006*	10.000000	11.023713	10.24%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.978965	12.288096	-5.32%	0
2010	12.035254	12.978965	7.84%	0
2009*	10.000000	12.035254	20.35%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.650990	14.476115	-1.19%	0
2010	11.850957	14.650990	23.63%	0
2009	9.647621	11.850957	22.84%	709
2008	14.213808	9.647621	-32.13%	709
2007	14.563792	14.213808	-2.40%	709
2006	12.955471	14.563792	12.41%	709
2005	12.296116	12.955471	5.36%	709
2004	10.267923	12.296116	19.75%	598
2003	7.584974	10.267923	35.37%	319
2002*	10.000000	7.584974	-24.15%	0

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.859299	7.791634	-0.86%	0
2010	6.966964	7.859299	12.81%	0
2009	5.301486	6.966964	31.42%	0
2008	8.228838	5.301486	-35.57%	0
2007	7.771180	8.228838	5.89%	0
2006	7.242824	7.771180	7.29%	0
2005	7.114235	7.242824	1.81%	726
2004	6.817526	7.114235	4.35%	726
2003	5.506865	6.817526	23.80%	726
2002	7.888512	5.506865	-30.19%	726
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.059475	9.068395	0.10%	1,657
2010	8.029310	9.059475	12.83%	1,721
2009	6.468806	8.029310	24.12%	2,300
2008	10.474745	6.468806	-38.24%	8,877
2007	10.129984	10.474745	3.40%	14,031
2006	8.926469	10.129984	13.48%	15,190
2005	8.677868	8.926469	2.86%	17,952
2004	7.982961	8.677868	8.70%	14,576
2003	6.329672	7.982961	26.12%	19,939
2002	8.298290	6.329672	-23.72%	24,587
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.384462	11.122654	7.11%	1,432
2010	9.165378	10.384462	13.30%	172
2009	7.611539	9.165378	20.41%	181
2008	10.997056	7.611539	-30.79%	193
2007	10.448742	10.997056	5.25%	205
2006	9.129937	10.448742	14.44%	216
2005	8.902348	9.129937	2.56%	226
2004	8.625637	8.902348	3.21%	1,414
2003	7.245341	8.625637	19.05%	1,480
2002	8.854519	7.245341	-18.17%	1,538
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.300326	15.374912	0.49%	178
2010	14.352224	15.300326	6.61%	194
2009	12.129179	14.352224	18.33%	196
2008	13.315654	12.129179	-8.91%	211
2007	12.861674	13.315654	3.53%	2,438
2006	12.568036	12.861674	2.34%	2,414
2005	12.627451	12.568036	-0.47%	2,372
2004	12.403369	12.627451	1.81%	2,606
2003	12.063856	12.403369	2.81%	3,169
2002	11.233244	12.063856	7.39%	60,107
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.125829	10.900483	-2.03%	0
2010	10.044514	11.125829	10.77%	0
2009	8.234540	10.044514	21.98%	0
2008	11.186527	8.234540	-26.39%	0
2007	10.480714	11.186527	6.73%	0
2006*	10.000000	10.480714	4.81%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.695700	10.390720	-2.85%	0
2010	9.505804	10.695700	12.52%	0
2009	7.513113	9.505804	26.52%	0
2008	11.364720	7.513113	-33.89%	0
2007	10.500643	11.364720	8.23%	0
2006*	10.000000	10.500643	5.01%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.289386	9.837106	-4.40%	0
2010	9.028059	10.289386	13.97%	0
2009	6.992800	9.028059	29.11%	0
2008	11.494100	6.992800	-39.16%	0
2007	10.520727	11.494100	9.25%	0
2006*	10.000000	10.520727	5.21%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.170447	9.473203	-6.86%	0
2010	8.687244	10.170447	17.07%	0
2009	5.991605	8.687244	44.99%	0
2008	13.375568	5.991605	-55.20%	0
2007	9.348281	13.375568	43.08%	0
2006*	10.000000	9.348281	-6.52%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.473510	10.378979	-0.90%	2,785
2010	9.262405	10.473510	13.08%	2,799
2009	7.250103	9.262405	27.76%	6,616
2008	12.879844	7.250103	-43.71%	13,538
2007	12.927267	12.879844	-0.37%	13,852
2006	10.956738	12.927267	17.98%	15,335
2005	10.544204	10.956738	3.91%	19,991
2004	9.635243	10.544204	9.43%	17,708
2003	7.530864	9.635243	27.94%	17,013
2002	9.234883	7.530864	-18.45%	15,993
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.526012	8.388942	-1.61%	7,247
2010	6.994978	8.526012	21.89%	7,269
2009	5.555748	6.994978	25.91%	4,276
2008	10.717047	5.555748	-48.16%	4,291
2007	8.598464	10.717047	24.64%	10,156
2006	8.199242	8.598464	4.87%	17,716
2005	7.896862	8.199242	3.83%	22,018
2004	7.783505	7.896862	1.46%	39,846
2003	5.966173	7.783505	30.46%	42,815
2002	8.699922	5.966173	-31.42%	42,602

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.216214	11.453044	2.11%	0
2010	10.032625	11.216214	11.80%	0
2009	7.102221	10.032625	41.26%	0
2008	9.646583	7.102221	-26.38%	0
2007	9.565232	9.646583	0.85%	0
2006	8.756341	9.565232	9.24%	430
2005	8.692546	8.756341	0.73%	449
2004	8.082144	8.692546	7.55%	2,359
2003	6.478666	8.082144	24.75%	2,854
2002	6.363800	6.478666	1.80%	3,965
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.371889	11.619757	2.18%	238
2010	10.183117	11.371889	11.67%	262
2009	7.200894	10.183117	41.41%	283
2008	9.769508	7.200894	-26.29%	359
2007*	10.000000	9.769508	-2.30%	412
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.435257	13.098997	5.34%	6,759
2010	11.754079	12.435257	5.80%	6,475
2009	10.342347	11.754079	13.65%	6,296
2008	10.890884	10.342347	-5.04%	2,955
2007	10.637906	10.890884	2.38%	0
2006	10.380507	10.637906	2.48%	0
2005	10.349600	10.380507	0.30%	0
2004	10.097816	10.349600	2.49%	0
2003*	10.000000	10.097816	0.98%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.526142	10.111093	-12.28%	1,329
2010	9.114962	11.526142	26.45%	1,329
2009	6.625909	9.114962	37.57%	1,256
2008	11.148913	6.625909	-40.57%	495
2007	9.826712	11.148913	13.46%	516
2006*	10.000000	9.826712	-1.73%	516
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.683484	9.501610	-18.67%	0
2010	10.524057	11.683484	11.02%	0
2009	8.471764	10.524057	24.23%	0
2008	15.361166	8.471764	-44.85%	2,324
2007	13.340733	15.361166	15.14%	2,324
2006	11.511681	13.340733	15.89%	2,324
2005	9.847782	11.511681	16.90%	2,324
2004	8.831911	9.847782	11.50%	2,324
2003	6.277043	8.831911	40.70%	2,995
2002	8.020658	6.277043	-21.74%	2,995

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.350569	11.660127	-18.75%	0
2010	12.924493	14.350569	11.03%	0
2009	10.399791	12.924493	24.28%	0
2008	18.861459	10.399791	-44.86%	423
2007	16.378046	18.861459	15.16%	0
2006	14.132218	16.378046	15.89%	0
2005	12.094330	14.132218	16.85%	0
2004	10.845870	12.094330	11.51%	0
2003	7.705852	10.845870	40.75%	0
2002*	10.000000	7.705852	-22.94%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.172684	12.692939	-10.44%	1,045
2010	11.407165	14.172684	24.24%	1,035
2009	7.376482	11.407165	54.64%	1,066
2008	15.378089	7.376482	-52.03%	1,136
2007	14.823438	15.378089	3.74%	1,396
2006	12.983709	14.823438	14.17%	1,415
2005	12.885137	12.983709	0.77%	4,443
2004	11.505305	12.885137	11.99%	6,451
2003	7.421189	11.505305	55.03%	6,075
2002*	10.000000	7.421189	-25.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.517649	11.586341	0.60%	16,466
2010	10.404178	11.517649	10.70%	14,119
2009	7.809563	10.404178	33.22%	14,133
2008	11.299943	7.809563	-30.89%	16,522
2007	11.085844	11.299943	1.93%	4,956
2006*	10.000000	11.085844	10.86%	1,170
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.216906	9.660978	-5.44%	2,916
2010	8.109914	10.216906	25.98%	3,990
2009	6.391007	8.109914	26.90%	4,185
2008	9.711503	6.391007	-34.19%	1,071
2007	10.126467	9.711503	-4.10%	0
2006*	10.000000	10.126467	1.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.118982	8.821565	-3.26%	0
2010	8.418116	9.118982	8.33%	0
2009	6.578070	8.418116	27.97%	1,320
2008*	10.000000	6.578070	-34.22%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.246934	10.124571	-17.33%	5,745
2010	10.607169	12.246934	15.46%	5,745
2009	6.253697	10.607169	69.61%	5,745
2008	13.449382	6.253697	-53.50%	5,745
2007	10.637496	13.449382	26.43%	0
2006*	10.000000	10.637496	6.37%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.322782	9.059298	-12.24%	4,918
2010	9.691749	10.322782	6.51%	6,912
2009	7.189916	9.691749	34.80%	7,083
2008	12.277282	7.189916	-41.44%	1,432
2007	10.825066	12.277282	13.42%	0
2006*	10.000000	10.825066	8.25%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.539614	15.141579	-2.56%	6,754
2010	13.827897	15.539614	12.38%	6,754
2009	11.858278	13.827897	16.61%	7,097
2008	11.364157	11.858278	4.35%	6,524
2007	10.418235	11.364157	9.08%	988
2006*	10.000000	10.418235	4.18%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.162871	20.206565	-8.83%	4,730
2010	20.756661	22.162871	6.77%	4,874
2009	16.894710	20.756661	22.86%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.197534	8.409579	-8.57%	0
2010	8.791629	9.197534	4.62%	0
2009	6.128249	8.791629	43.46%	134
2008	11.200658	6.128249	-45.29%	154
2007	8.344255	11.200658	34.23%	169
2006	7.782962	8.344255	7.21%	181
2005	7.037497	7.782962	10.59%	7,934
2004	6.071817	7.037497	15.90%	9,242
2003	5.139904	6.071817	18.13%	10,161
2002	6.222739	5.139904	-17.40%	10,181
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.737899	4.252104	-10.25%	0
2010	3.876473	4.737899	22.22%	0
2009	2.514722	3.876473	54.15%	0
2008	4.568463	2.514722	-44.95%	0
2007	3.821146	4.568463	19.56%	743
2006	3.606695	3.821146	5.95%	1,060
2005	3.290663	3.606695	9.60%	1,343
2004	3.330422	3.290663	-1.19%	1,343
2003	2.314154	3.330422	43.92%	8,001
2002	3.987735	2.314154	-41.97%	8,265
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.400788	10.903031	-33.52%	751
2010	13.352217	16.400788	22.83%	751
2009	7.589110	13.352217	75.94%	751
2008	16.170208	7.589110	-53.07%	751
2007	12.857245	16.170208	25.77%	2,666
2006	8.924201	12.857245	44.07%	3,185
2005	6.883881	8.924201	29.64%	6,971
2004	5.903326	6.883881	16.61%	7,965
2003	4.466078	5.903326	32.18%	16,311
2002	6.122880	4.466078	-27.06%	16,311

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.944976	13.997510	0.38%	0
2010	11.496687	13.944976	21.30%	0
2009	9.235770	11.496687	24.48%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.052601	12.764823	-2.20%	0
2010	11.945131	13.052601	9.27%	0
2009	9.928761	11.945131	20.31%	0
2008	15.025703	9.928761	-33.92%	0
2007	14.215319	15.025703	5.70%	0
2006	12.005873	14.215319	18.40%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.717202	10.342861	-3.49%	0
2010*	10.000000	10.717202	7.17%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.693000	5.554952	-2.42%	2,448
2010	4.859066	5.693000	17.16%	0
2009	3.705355	4.859066	31.14%	0
2008	6.153148	3.705355	-39.78%	0
2007	5.239327	6.153148	17.44%	0
2006	5.022615	5.239327	4.31%	0
2005	4.799798	5.022615	4.64%	0
2004	4.516845	4.799798	6.26%	2,716
2003	3.463330	4.516845	30.42%	2,716
2002	4.945547	3.463330	-29.97%	2,716
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.842853	13.689049	-1.11%	1,844
2010	12.417364	13.842853	11.48%	2,960
2009*	10.000000	12.417364	24.17%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.017612	9.934130	-0.83%	0
2010	9.102112	10.017612	10.06%	0
2009	7.506594	9.102112	21.25%	0
2008	10.880072	7.506594	-31.01%	2,656
2007	10.434128	10.880072	4.27%	4,265
2006*	10.000000	10.434128	4.34%	1,817
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.707494	11.122824	3.88%	0
2010	10.282254	10.707494	4.14%	781
2009	9.331593	10.282254	10.19%	729
2008	10.538162	9.331593	-11.45%	659
2007	10.416259	10.538162	1.17%	878
2006*	10.000000	10.416259	4.16%	817
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.042898	9.839907	-10.89%	5,806
2010	10.098290	11.042898	9.35%	6,196
2009	7.258389	10.098290	39.13%	6,188
2008	12.039659	7.258389	-39.71%	6,231
2007	10.715931	12.039659	12.35%	374
2006*	10.000000	10.715931	7.16%	406

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.772798	9.151941	-6.35%	12,527
2010	8.415640	9.772798	16.13%	14,513
2009	6.171929	8.415640	36.35%	14,593
2008	11.260943	6.171929	-45.19%	13,499
2007	10.243775	11.260943	9.93%	778
2006*	10.000000	10.243775	2.44%	837
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.328583	8.000182	-3.94%	0
2010	7.638486	8.328583	9.03%	0
2009	5.948820	7.638486	28.40%	732
2008	9.776234	5.948820	-39.15%	0
2007*	10.000000	9.776234	-2.24%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.701168	14.995954	2.01%	0
2010	13.223456	14.701168	11.17%	0
2009	9.218454	13.223456	43.45%	0
2008	13.029721	9.218454	-29.25%	0
2007	12.859947	13.029721	1.32%	0
2006	11.833579	12.859947	8.67%	0
2005	11.763752	11.833579	0.59%	0
2004	10.875215	11.763752	8.17%	1,655
2003	9.052629	10.875215	20.13%	1,655
2002	8.925976	9.052629	1.42%	1,655
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.934760	13.192786	1.99%	0
2010	11.634011	12.934760	11.18%	0
2009	8.105879	11.634011	43.53%	0
2008	11.474465	8.105879	-29.36%	0
2007	11.321282	11.474465	1.35%	0
2006	10.418162	11.321282	8.67%	0
2005*	10.000000	10.418162	4.18%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.742345	7.591605	-13.16%	0
2010	7.696717	8.742345	13.59%	0
2009	5.121447	7.696717	50.28%	0
2008*	10.000000	5.121447	-48.79%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.580926	9.114257	-4.87%	0
2010	7.890737	9.580926	21.42%	0
2009	6.105844	7.890737	29.23%	0
2008*	10.000000	6.105844	-38.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.086283	8.358114	-8.01%	0
2010	8.044836	9.086283	12.95%	0
2009	6.337755	8.044836	26.94%	0
2008*	10.000000	6.337755	-36.62%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.082476	9.773150	-3.07%	0
2010	9.294787	10.082476	8.47%	0
2009	7.895368	9.294787	17.72%	0
2008*	10.000000	7.895368	-21.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.665696	9.169449	-5.13%	0
2010	8.753321	9.665696	10.42%	0
2009	7.175372	8.753321	21.99%	0
2008*	10.000000	7.175372	-28.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535889	10.497989	-0.36%	0
2010	10.040691	10.535889	4.93%	0
2009	9.042194	10.040691	11.04%	0
2008*	10.000000	9.042194	-9.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.874824	9.476046	-4.04%	0
2010	9.024479	9.874824	9.42%	0
2009	7.532112	9.024479	19.81%	0
2008*	10.000000	7.532112	-24.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.433360	8.835604	-6.34%	0
2010	8.473381	9.433360	11.33%	0
2009	6.813408	8.473381	24.36%	0
2008*	10.000000	6.813408	-31.87%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.248492	10.042298	-2.01%	0
2010	9.566746	10.248492	7.13%	0
2009	8.274211	9.566746	15.62%	0
2008*	10.000000	8.274211	-17.26%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.049660	11.572819	4.73%	0
2010	10.505141	11.049660	5.18%	0
2009	9.828834	10.505141	6.88%	0
2008*	10.000000	9.828834	-1.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.924351	12.424769	4.20%	0
2010	11.225826	11.924351	6.22%	0
2009	9.812853	11.225826	14.40%	0
2008*	10.000000	9.812853	-1.87%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.670048	18.815404	-23.73%	0
2010	21.612988	24.670048	14.14%	0
2009	13.469657	21.612988	60.46%	0
2008	32.459799	13.469657	-58.50%	0
2007	22.695973	32.459799	43.02%	0
2006	16.895288	22.695973	34.33%	3,847
2005	12.964022	16.895288	30.32%	3,847
2004	10.927986	12.964022	18.63%	3,847
2003	6.729993	10.927986	62.38%	3,847
2002	8.080662	6.729993	-16.71%	3,847
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.402727	20.894837	-23.75%	1,340
2010	23.998998	27.402727	14.18%	1,340
2009	14.941067	23.998998	60.62%	1,340
2008	36.063538	14.941067	-58.57%	1,340
2007	25.221040	36.063538	42.99%	1,340
2006	18.785091	25.221040	34.26%	1,340
2005	14.412181	18.785091	30.34%	1,340
2004	12.147387	14.412181	18.64%	1,514
2003	7.482965	12.147387	62.33%	0
2002*	10.000000	7.482965	-25.17%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.987582	15.794425	5.38%	6,911
2010	14.558360	14.987582	2.95%	7,677
2009	14.429707	14.558360	0.89%	7,202
2008	13.634178	14.429707	5.83%	5,172
2007	12.951217	13.634178	5.27%	5,168
2006	12.755077	12.951217	1.54%	4,868
2005	12.571358	12.755077	1.46%	5,133
2004	12.391049	12.571358	1.46%	7,717
2003	12.364450	12.391049	0.22%	7,887
2002	11.339175	12.364450	9.04%	63,187
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.297133	10.015878	-11.34%	0
2010	10.149248	11.297133	11.31%	0
2009	7.963186	10.149248	27.45%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.147551	16.089435	-11.34%	5,895
2010	16.306621	18.147551	11.29%	6,520
2009	12.799315	16.306621	27.40%	6,681
2008	24.143154	12.799315	-46.99%	3,835
2007	19.328046	24.143154	24.91%	853
2006	14.795862	19.328046	30.63%	853
2005	11.567943	14.795862	27.90%	853
2004	10.296163	11.567943	85300.00%	0
2003	7.743411	10.296163	32.97%	0
2002*	10.000000	7.743411	-22.57%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.680525	7.432925	-14.37%	0
2010	8.226406	8.680525	5.52%	0
2009	6.510364	8.226406	26.36%	0
2008	11.644002	6.510364	-44.09%	0
2007	10.835236	11.644002	7.46%	0
2006*	10.000000	10.835236	8.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.017499	12.287289	-5.61%	0
2010	11.558347	13.017499	12.62%	0
2009	9.248197	11.558347	24.98%	0
2008	14.904562	9.248197	-37.95%	0
2007	14.318370	14.904562	4.09%	46,234
2006	12.469319	14.318370	14.83%	46,234
2005	11.758161	12.469319	6.05%	46,234
2004	10.495425	11.758161	12.03%	443
2003	8.100685	10.495425	29.56%	473
2002	10.116319	8.100685	-19.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.411964	12.303112	-0.88%	0
2010	11.503903	12.411964	7.89%	0
2009*	10.000000	11.503903	15.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.276309	12.922393	-2.67%	0
2010	12.061576	13.276309	10.07%	0
2009*	10.000000	12.061576	20.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.183286	12.321407	1.13%	2,738
2010	11.710202	12.183286	4.04%	5,477
2009	10.926170	11.710202	7.18%	5,477
2008	11.833511	10.926170	-7.67%	5,477
2007	11.430348	11.833511	3.53%	5,477
2006	10.957934	11.430348	4.31%	0
2005	10.795581	10.957934	1.50%	0
2004	10.499391	10.795581	2.82%	0
2003	9.903364	10.499391	6.02%	0
2002	10.039249	9.903364	-1.35%	1,768
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.844780	12.615362	-1.79%	89,285
2010	11.787050	12.844780	8.97%	91,229
2009	10.070044	11.787050	17.05%	92,071
2008	13.345056	10.070044	-24.54%	90,880
2007	12.856442	13.345056	3.80%	96,249
2006	11.750727	12.856442	9.41%	116,745
2005	11.352722	11.750727	3.51%	134,215
2004	10.548952	11.352722	7.62%	188,559
2003	8.943444	10.548952	17.95%	9,760
2002	10.069222	8.943444	-11.18%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.106674	12.603905	-3.84%	0
2010	11.822636	13.106674	10.86%	0
2009	9.673596	11.822636	22.22%	0
2008	14.351116	9.673596	-32.59%	445
2007	13.761730	14.351116	4.28%	848
2006	12.228101	13.761730	12.54%	1,100
2005	11.623257	12.228101	5.20%	1,420
2004	10.553956	11.623257	10.13%	3,124
2003	8.481877	10.553956	24.43%	3,168
2002	10.107544	8.481877	-16.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.694057	12.729642	0.28%	0
2010	11.906084	12.694057	6.62%	0
2009	10.577860	11.906084	12.56%	0
2008	12.672875	10.577860	-16.53%	0
2007	12.185802	12.672875	4.00%	0
2006	11.438776	12.185802	6.53%	0
2005	11.142118	11.438776	2.66%	0
2004	10.582927	11.142118	5.28%	446
2003	9.473594	10.582927	11.71%	425
2002	10.060109	9.473594	-5.83%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.797260	13.253496	-3.94%	9,439
2010	12.907066	13.797260	6.90%	10,904
2009*	10.000000	12.907066	29.07%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.547749	19.675195	-4.25%	1,318
2010	16.571411	20.547749	24.00%	1,582
2009	12.333374	16.571411	34.36%	2,145
2008	19.757849	12.333374	-37.58%	3,461
2007	18.698187	19.757849	5.67%	4,797
2006	17.317725	18.698187	7.97%	5,370
2005	15.722921	17.317725	10.14%	5,136
2004	13.827559	15.722921	13.71%	5,099
2003	10.451848	13.827559	32.30%	4,454
2002	12.560435	10.451848	-16.79%	4,318
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.883466	10.693534	-1.75%	2,412
2010	11.077304	10.883466	-1.75%	1,644
2009	11.269880	11.077304	-1.71%	1,680
2008	11.239786	11.269880	0.27%	11,037
2007	10.917831	11.239786	2.95%	1,866
2006	10.630182	10.917831	2.71%	4,615
2005	10.537846	10.630182	0.88%	4,361
2004	10.639218	10.537846	-0.95%	7,676
2003	10.761392	10.639218	-1.14%	7,553
2002	10.821968	10.761392	-0.56%	10,906

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.644228	15.186866	3.71%	0
2010	13.478009	14.644228	8.65%	0
2009	11.029104	13.478009	22.20%	0
2008	13.572447	11.029104	-18.74%	0
2007	13.204800	13.572447	2.78%	3,976
2006	12.819122	13.204800	3.01%	3,897
2005	12.768454	12.819122	0.40%	3,684
2004	12.198805	12.768454	4.67%	3,615
2003	11.074251	12.198805	10.15%	45,942
2002	10.513712	11.074251	5.33%	3,339
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.115623	8.117450	-10.95%	0
2010	8.135855	9.115623	12.04%	0
2009	6.068293	8.135855	34.07%	935
2008*	10.000000	6.068293	-39.32%	846
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.295625	12.606620	-17.58%	593
2010	14.671097	15.295625	4.26%	601
2009	11.500820	14.671097	27.57%	696
2008	21.812634	11.500820	-47.27%	478
2007	21.571002	21.812634	1.12%	0
2006	17.885709	21.571002	20.60%	0
2005	16.245203	17.885709	10.10%	0
2004	13.748783	16.245203	18.16%	0
2003*	10.000000	13.748783	37.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.101822	8.682970	-4.60%	1,362
2010	8.019906	9.101822	13.49%	1,362
2009	6.289817	8.019906	27.51%	1,362
2008*	10.000000	6.289817	-37.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.392031	9.615209	-7.48%	0
2010*	10.000000	10.392031	3.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.700219	8.027444	-7.73%	0
2010	7.854021	8.700219	10.77%	0
2009	6.274075	7.854021	25.18%	0
2008*	10.000000	6.274075	-37.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.657916	9.087873	-5.90%	0
2010	7.751047	9.657916	24.60%	0
2009	6.205947	7.751047	24.90%	1,544
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.585284	8.998670	-6.12%	1,262
2010	7.714076	9.585284	24.26%	1,432
2009	6.196535	7.714076	24.49%	107
2008*	10.000000	6.196535	-38.03%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.062592	9.657332	-4.03%	0
2010	8.560970	10.062592	17.54%	0
2009	6.678536	8.560970	28.19%	0
2008*	10.000000	6.678536	-33.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.289367	12.972612	-2.38%	0
2010	10.782030	13.289367	23.25%	0
2009	8.609756	10.782030	25.23%	0
2008	16.355772	8.609756	-47.36%	0
2007	15.169611	16.355772	7.82%	0
2006	14.959391	15.169611	1.41%	0
2005	14.085392	14.959391	6.21%	1,461
2004	12.640410	14.085392	11.43%	1,725
2003	9.581953	12.640410	31.92%	2,114
2002	14.619524	9.581953	-34.46%	4,138
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.463020	20.951558	-6.73%	2,128
2010	18.058391	22.463020	24.39%	2,129
2009	14.562495	18.058391	24.01%	2,334
2008	21.846505	14.562495	-33.34%	3,569
2007	23.884569	21.846505	-8.53%	5,141
2006	20.724738	23.884569	15.25%	5,046
2005	20.463931	20.724738	1.27%	5,075
2004	17.756675	20.463931	15.25%	5,366
2003	11.521769	17.756675	54.11%	6,058
2002	16.100836	11.521769	-28.44%	4,959
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.980421	20.395934	-7.21%	271
2010	17.851607	21.980421	23.13%	308
2009	13.488714	17.851607	32.34%	375
2008	22.211989	13.488714	-39.27%	743
2007	22.137835	22.211989	0.33%	1,436
2006	20.110129	22.137835	10.08%	2,166
2005	18.222675	20.110129	10.36%	2,849
2004	15.582883	18.222675	16.94%	3,032
2003	11.247212	15.582883	38.55%	3,487
2002	13.847390	11.247212	-18.78%	3,615
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.939945	8.830265	-1.23%	3,341
2010	8.020350	8.939945	11.47%	3,510
2009	6.473769	8.020350	23.89%	4,010
2008	11.274443	6.473769	-42.58%	3,266
2007	10.608433	11.274443	6.28%	171
2006	9.501937	10.608433	11.64%	184
2005	9.000863	9.501937	5.57%	198
2004	8.347189	9.000863	7.83%	214
2003	6.662646	8.347189	25.28%	231
2002	8.205402	6.662646	-18.80%	251

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.174654	9.600461	4.64%	1,956
2010	7.172938	9.174654	27.91%	2,243
2009	5.580156	7.172938	28.54%	1,679
2008*	10.000000	5.580156	-44.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.406354	10.357453	-0.47%	0
2010	10.341446	10.406354	0.63%	0
2009	9.826970	10.341446	5.24%	0
2008*	10.000000	9.826970	-1.73%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.459684	11.581113	-13.96%	0
2010	12.881784	13.459684	4.49%	0
2009*	10.000000	12.881784	28.82%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.922867	8.563167	-4.03%	1,331
2010	7.844435	8.922867	13.75%	1,423
2009	6.210982	7.844435	26.30%	1,774
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.170023	10.021374	-1.46%	3,394
2010	9.831558	10.170023	3.44%	3,308
2009	8.829886	9.831558	11.34%	2,991
2008	10.381283	8.829886	-14.94%	3,612
2007	10.085950	10.381283	2.93%	0
2006	9.851160	10.085950	2.38%	0
2005	9.883486	9.851160	-0.33%	0
2004	9.981747	9.883486	-0.98%	0
2003*	10.000000	9.981747	-0.18%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.522095	11.200794	-2.79%	0
2010	9.804385	11.522095	17.52%	0
2009	8.129291	9.804385	20.61%	0
2008	13.670639	8.129291	-40.53%	0
2007	13.844223	13.670639	-1.25%	0
2006	13.387078	13.844223	3.41%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.938030	12.320466	-4.77%	2,277
2010	10.718556	12.938030	20.71%	2,576
2009	8.300816	10.718556	29.13%	2,900
2008	13.952052	8.300816	-40.50%	2,491
2007	13.197166	13.952052	5.72%	0
2006	11.812879	13.197166	11.72%	0
2005	11.251154	11.812879	4.99%	0
2004*	10.000000	11.251154	12.51%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.717040	18.671978	-9.87%	1,898
2010	18.181349	20.717040	13.95%	2,233
2009	13.246673	18.181349	37.25%	2,239
2008	22.544746	13.246673	-41.24%	2,796
2007	21.580799	22.544746	4.47%	2,985
2006	18.662895	21.580799	15.63%	4,152
2005	16.612442	18.662895	12.34%	3,264
2004	14.185285	16.612442	17.11%	3,600
2003*	10.000000	14.185285	41.85%	1,049
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.868770	11.595718	-9.89%	1,076
2010	11.294605	12.868770	13.94%	1,076
2009	8.224685	11.294605	37.33%	1,076
2008	13.996399	8.224685	-41.24%	1,076
2007	13.400279	13.996399	4.45%	1,076
2006	11.588105	13.400279	15.64%	1,076
2005	10.317629	11.588105	12.31%	1,076
2004	8.812554	10.317629	17.08%	1,076
2003	6.271334	8.812554	40.52%	1,076
2002	8.197763	6.271334	-23.50%	2,619
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.778434	2.678607	-3.59%	0
2010	2.465796	2.778434	12.68%	0
2009	1.980000	2.465796	24.54%	0
2008	9.547642	1.980000	-79.26%	0
2007*	10.000000	9.547642	-4.52%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.994497	2.873443	-4.04%	0
2010	2.654585	2.994497	12.80%	0
2009	2.156016	2.654585	23.12%	0
2008	10.289574	2.156016	-79.05%	0
2007	10.484513	10.289574	-1.86%	0
2006*	10.000000	10.484513	4.85%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.560353	9.392031	-1.76%	3,905
2010	8.380574	9.560353	14.08%	4,038
2009	6.649117	8.380574	26.04%	6,230
2008	10.999158	6.649117	-39.55%	5,831
2007	10.721832	10.999158	2.59%	5,974
2006	9.486847	10.721832	13.02%	6,530
2005	9.110826	9.486847	4.13%	6,749
2004	8.471704	9.110826	7.54%	6,930
2003	6.804394	8.471704	24.50%	8,585
2002	8.528973	6.804394	-20.22%	8,067

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.666488	9.287529	-3.92%	4,100
2010	7.972456	9.666488	21.25%	4,822
2009	5.914539	7.972456	34.79%	5,326
2008	9.683209	5.914539	-38.92%	1,983
2007	9.977364	9.683209	-2.95%	454
2006*	10.000000	9.977364	-0.23%	435
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.280512	9.218347	-0.67%	1,258
2010	7.410380	9.280512	25.24%	1,258
2009	5.687744	7.410380	30.29%	1,322
2008	11.366549	5.687744	-49.96%	2,987
2007	10.881080	11.366549	4.46%	2,994
2006	10.756467	10.881080	1.16%	3,000
2005	9.746041	10.756467	10.37%	4,473
2004	8.281709	9.746041	17.68%	6,335
2003	6.711524	8.281709	23.40%	6,796
2002	9.460391	6.711524	-29.06%	8,107
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.646011	12.405808	6.52%	0
2010	10.837712	11.646011	7.46%	0
2009*	10.000000	10.837712	8.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.282116	11.196933	-0.76%	8,506
2010	10.916941	11.282116	3.35%	8,506
2009*	10.000000	10.916941	9.17%	8,506
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.512665	11.401817	8.46%	0
2010*	10.000000	10.512665	5.13%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.757106	11.166290	3.80%	2,039
2010	10.218571	10.757106	5.27%	2,045
2009	9.485673	10.218571	7.73%	1,777
2008	10.751862	9.485673	-11.78%	2,192
2007	10.378444	10.751862	3.60%	0
2006*	10.000000	10.378444	3.78%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.008321	29.454889	5.16%	0
2010	25.975701	28.008321	7.83%	0
2009	20.304342	25.975701	27.93%	0
2008	24.306399	20.304342	-16.47%	0
2007	23.224597	24.306399	4.66%	0
2006	21.331723	23.224597	8.87%	0
2005	19.341108	21.331723	10.29%	0
2004	17.885882	19.341108	8.14%	724
2003	14.237119	17.885882	25.63%	724
2002	13.267178	14.237119	7.31%	724

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.330410	24.319064	-27.04%	0
2010	26.744986	33.330410	24.62%	0
2009	12.769075	26.744986	109.45%	0
2008	36.903113	12.769075	-65.40%	451
2007	27.296134	36.903113	35.20%	451
2006	19.915683	27.296134	37.06%	451
2005	15.355819	19.915683	29.69%	451
2004	12.414897	15.355819	23.69%	451
2003	8.194950	12.414897	51.49%	451
2002	8.590347	8.194950	-4.60%	451
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	43.154658	35.425248	-17.91%	0
2010	33.986489	43.154658	26.98%	0
2009	21.958264	33.986489	54.78%	0
2008	41.485693	21.958264	-47.07%	0
2007	29.051620	41.485693	42.80%	0
2006	23.750531	29.051620	22.32%	0
2005	15.937007	23.750531	49.03%	0
2004	13.057130	15.937007	22.06%	256
2003	9.178700	13.057130	42.25%	256
2002	9.614735	9.178700	-4.54%	507
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.250980	15.233148	-6.26%	0
2010	13.047121	16.250980	24.56%	0
2009*	10.000000	13.047121	30.47%	0

Additional Contract Options Elected - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.152655	15.392105	-10.26%	0
2010	13.797970	17.152655	24.31%	0
2009	9.849380	13.797970	40.09%	0
2008	15.610701	9.849380	-36.91%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.240643	13.432801	9.74%	16,382
2010	11.857942	12.240643	3.23%	21,251
2009	10.956148	11.857942	8.23%	1,685
2008	11.337083	10.956148	-3.36%	2,570
2007	10.544885	11.337083	7.51%	576
2006	10.569860	10.544885	-0.24%	535
2005	10.597463	10.569860	-0.26%	4,230
2004	10.199070	10.597463	3.91%	0
2003*	10.000000	10.199070	1.99%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.291404	9.408468	1.26%	12,869
2010	8.288964	9.291404	12.09%	16,715
2009	7.147456	8.288964	15.97%	16,779
2008	11.127253	7.147456	-35.77%	17,291
2007	11.339995	11.127253	-1.88%	17,570
2006	9.862054	11.339995	14.99%	21,087
2005	9.597814	9.862054	2.75%	23,510
2004	8.649846	9.597814	10.96%	29,855
2003	6.809455	8.649846	27.03%	30,095
2002	8.600411	6.809455	-20.82%	27,200
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.735524	11.444774	-2.48%	1,315
2010	10.021054	11.735524	17.11%	1,315
2009	7.853122	10.021054	27.61%	1,315
2008	10.571090	7.853122	-25.71%	1,315
2007	11.019999	10.571090	-4.07%	1,315
2006*	10.000000	11.019999	10.20%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.967969	12.271448	-5.37%	0
2010	12.031177	12.967969	7.79%	0
2009*	10.000000	12.031177	20.31%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.586471	14.405049	-1.24%	321
2010	11.804780	14.586471	23.56%	532
2009	9.614918	11.804780	22.78%	573
2008	14.172865	9.614918	-32.16%	588
2007	14.529282	14.172865	-2.45%	582
2006	12.931332	14.529282	12.36%	602
2005	12.279419	12.931332	5.31%	889
2004	10.259199	12.279419	19.69%	953
2003	7.582387	10.259199	35.30%	904
2002*	10.000000	7.582387	-24.18%	456

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.812755	7.741565	-0.91%	0
2010	6.929234	7.812755	12.75%	0
2009	5.275457	6.929234	31.35%	0
2008	8.192611	5.275457	-35.61%	0
2007	7.740926	8.192611	5.84%	0
2006	7.218294	7.740926	7.24%	0
2005	7.093745	7.218294	1.76%	0
2004	6.801352	7.093745	4.30%	613
2003	5.496597	6.801352	23.74%	1,963
2002	7.877818	5.496597	-30.23%	613
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.005817	9.010109	0.05%	7,957
2010	7.985805	9.005817	12.77%	8,887
2009	6.437029	7.985805	24.06%	29,976
2008	10.428608	6.437029	-38.28%	26,944
2007	10.090526	10.428608	3.35%	28,694
2006	8.896205	10.090526	13.43%	41,692
2005	8.652843	8.896205	2.81%	43,823
2004	7.964001	8.652843	8.65%	51,245
2003	6.317855	7.964001	26.06%	49,100
2002	8.287031	6.317855	-23.76%	53,361
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.322980	11.051189	7.05%	0
2010	9.115753	10.322980	13.24%	0
2009	7.574182	9.115753	20.35%	0
2008	10.948671	7.574182	-30.82%	0
2007	10.408105	10.948671	5.19%	0
2006	9.099044	10.408105	14.39%	7,655
2005	8.876728	9.099044	2.50%	7,655
2004	8.605202	8.876728	3.16%	7,655
2003	7.231846	8.605202	18.99%	7,974
2002	8.842525	7.231846	-18.22%	7,974
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.209865	15.276254	0.44%	7,713
2010	14.274621	15.209865	6.55%	4,477
2009	12.069728	14.274621	18.27%	4,526
2008	13.257135	12.069728	-8.96%	4,807
2007	12.811703	13.257135	3.48%	9,291
2006	12.525554	12.811703	2.28%	11,808
2005	12.591152	12.525554	-0.52%	15,852
2004	12.374004	12.591152	1.75%	19,085
2003	12.041407	12.374004	2.76%	18,852
2002	11.218050	12.041407	7.34%	23,514
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.099430	10.869096	-2.08%	0
2010	10.025789	11.099430	10.71%	0
2009	8.223364	10.025789	21.92%	0
2008	11.177043	8.223364	-26.43%	0
2007	10.477185	11.177043	6.68%	0
2006*	10.000000	10.477185	4.77%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.670314	10.360793	-2.90%	0
2010	9.488059	10.670314	12.46%	0
2009	7.502903	9.488059	26.46%	0
2008	11.355067	7.502903	-33.92%	0
2007	10.497095	11.355067	8.17%	0
2006*	10.000000	10.497095	4.97%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.264947	9.808751	-4.44%	0
2010	9.011193	10.264947	13.91%	0
2009	6.983293	9.011193	29.04%	0
2008	11.484335	6.983293	-39.19%	0
2007	10.517174	11.484335	9.20%	0
2006*	10.000000	10.517174	5.17%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.146276	9.445903	-6.90%	2,951
2010	8.671008	10.146276	17.01%	3,270
2009	5.983448	8.671008	44.92%	3,716
2008	13.364194	5.983448	-55.23%	4,342
2007	9.345118	13.364194	43.01%	4,679
2006*	10.000000	9.345118	-6.55%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.411498	10.312273	-0.95%	17,055
2010	9.212249	10.411498	13.02%	17,146
2009	7.214519	9.212249	27.69%	17,630
2008	12.823164	7.214519	-43.74%	18,985
2007	12.876979	12.823164	-0.42%	23,897
2006	10.919664	12.876979	17.92%	37,325
2005	10.513858	10.919664	3.86%	39,714
2004	9.612401	10.513858	9.38%	48,440
2003	7.516835	9.612401	27.88%	51,937
2002	9.222382	7.516835	-18.49%	45,567
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.475516	8.335019	-1.66%	11,739
2010	6.957073	8.475516	21.83%	15,015
2009	5.528456	6.957073	25.84%	15,794
2008	10.669839	5.528456	-48.19%	17,664
2007	8.564968	10.669839	24.58%	17,982
2006	8.171451	8.564968	4.82%	32,671
2005	7.874090	8.171451	3.78%	35,935
2004	7.765017	7.874090	1.40%	49,927
2003	5.955034	7.765017	30.39%	47,542
2002	8.688117	5.955034	-31.46%	46,510

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.149869	11.379525	2.06%	1,884
2010	9.978355	11.149869	11.74%	1,884
2009	7.067396	9.978355	41.19%	1,884
2008	9.604171	7.067396	-26.41%	1,884
2007	9.528048	9.604171	0.80%	2,506
2006	8.726729	9.528048	9.18%	3,963
2005	8.667545	8.726729	0.68%	3,982
2004	8.062996	8.667545	7.50%	8,994
2003	6.466604	8.062996	24.69%	15,248
2002	6.355190	6.466604	1.75%	11,320
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.350688	11.592219	2.13%	0
2010	10.169297	11.350688	11.62%	746
2009	7.194785	10.169297	41.34%	811
2008	9.766199	7.194785	-26.33%	966
2007*	10.000000	9.766199	-2.34%	1,160
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.386820	13.041358	5.28%	9,439
2010	11.714253	12.386820	5.74%	11,976
2009	10.312555	11.714253	13.59%	12,116
2008	10.865053	10.312555	-5.09%	19,590
2007	10.618101	10.865053	2.33%	22,393
2006	10.366426	10.618101	2.43%	21,360
2005	10.340808	10.366426	0.25%	22,988
2004	10.094375	10.340808	2.44%	17,344
2003*	10.000000	10.094375	0.94%	9,999
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.498770	10.081964	-12.32%	1,840
2010	9.097945	11.498770	26.39%	2,346
2009	6.616903	9.097945	37.50%	2,085
2008	11.139451	6.616903	-40.60%	1,472
2007	9.823392	11.139451	13.40%	1,472
2006*	10.000000	9.823392	-1.77%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.614303	9.440539	-18.72%	851
2010	10.467057	11.614303	10.96%	851
2009	8.430171	10.467057	24.16%	851
2008	15.293567	8.430171	-44.88%	851
2007	13.288820	15.293567	15.09%	851
2006	11.472699	13.288820	15.83%	2,393
2005	9.819415	11.472699	16.84%	5,047
2004	8.810945	9.819415	11.45%	5,248
2003	6.265330	8.810945	40.63%	5,248
2002	8.009778	6.265330	-21.78%	5,248
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.287410	11.602905	-18.79%	265
2010	12.874153	14.287410	10.98%	265
2009	10.364556	12.874153	24.21%	4,786
2008	18.807164	10.364556	-44.89%	1,160
2007	16.339258	18.807164	15.10%	642
2006	14.105906	16.339258	15.83%	432
2005	12.077938	14.105906	16.79%	2,391
2004	10.836673	12.077938	11.45%	2,197
2003	7.703235	10.836673	40.68%	672
2002*	10.000000	7.703235	-22.97%	0

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.110221	12.630580	-10.49%	0
2010	11.362675	14.110221	24.18%	0
2009	7.351459	11.362675	54.56%	0
2008	15.333778	7.351459	-52.06%	0
2007	14.788293	15.333778	3.69%	0
2006	12.959498	14.788293	14.11%	0
2005	12.867635	12.959498	0.71%	1,355
2004	11.495520	12.867635	11.94%	5,078
2003	7.418650	11.495520	54.95%	2,970
2002*	10.000000	7.418650	-25.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.490332	11.552993	0.55%	0
2010	10.384783	11.490332	10.65%	0
2009	7.798968	10.384783	33.16%	0
2008	11.290361	7.798968	-30.92%	201
2007	11.082100	11.290361	1.88%	1,175
2006*	10.000000	11.082100	10.82%	81
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.192590	9.633078	-5.49%	1,441
2010	8.094732	10.192590	25.92%	2,622
2009	6.382308	8.094732	26.83%	2,724
2008	9.703244	6.382308	-34.23%	1,441
2007	10.123035	9.703244	-4.15%	1,441
2006*	10.000000	10.123035	1.23%	156
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.106611	8.805115	-3.31%	0
2010	8.410983	9.106611	8.27%	0
2009	6.575833	8.410983	27.91%	0
2008*	10.000000	6.575833	-34.24%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.217851	10.095402	-17.37%	0
2010	10.587356	12.217851	15.40%	0
2009	6.245187	10.587356	69.53%	0
2008	13.437955	6.245187	-53.53%	650
2007	10.633896	13.437955	26.37%	679
2006*	10.000000	10.633896	6.34%	131
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.298287	9.033202	-12.28%	0
2010	9.673673	10.298287	6.46%	844
2009	7.180141	9.673673	34.73%	2,224
2008	12.266862	7.180141	-41.47%	603
2007	10.821415	12.266862	13.36%	742
2006*	10.000000	10.821415	8.21%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.502730	15.097969	-2.61%	9,285
2010	13.802097	15.502730	12.32%	7,568
2009	11.842171	13.802097	16.55%	21,699
2008	11.354499	11.842171	4.29%	19,518
2007	10.414712	11.354499	9.02%	19,518
2006*	10.000000	10.414712	4.15%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.049524	20.093013	-8.87%	0
2010	20.660999	22.049524	6.72%	0
2009	16.825408	20.660999	22.80%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.146474	8.358639	-8.61%	15,104
2010	8.747266	9.146474	4.56%	15,185
2009	6.100431	8.747266	43.39%	15,642
2008	11.155504	6.100431	-45.31%	16,012
2007	8.314866	11.155504	34.16%	18,330
2006	7.759494	8.314866	7.16%	35,348
2005	7.019832	7.759494	10.54%	48,421
2004	6.059662	7.019832	15.85%	67,063
2003	5.132236	6.059662	18.07%	70,868
2002	6.216622	5.132236	-17.44%	61,242
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.711594	4.226345	-10.30%	3,192
2010	3.856916	4.711594	22.16%	3,192
2009	2.503305	3.856916	54.07%	3,192
2008	4.550037	2.503305	-44.98%	3,192
2007	3.807684	4.550037	19.50%	3,192
2006	3.595815	3.807684	5.89%	5,980
2005	3.282397	3.595815	9.55%	11,752
2004	3.323741	3.282397	-1.24%	13,518
2003	2.310691	3.323741	43.84%	13,518
2002	3.983793	2.310691	-42.00%	13,518
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.309798	10.837024	-33.56%	10,206
2010	13.284886	16.309798	22.77%	12,044
2009	7.554689	13.284886	75.85%	12,484
2008	16.105099	7.554689	-53.09%	12,893
2007	12.812019	16.105099	25.70%	14,124
2006	8.897329	12.812019	44.00%	29,148
2005	6.866639	8.897329	29.57%	44,044
2004	5.891540	6.866639	16.55%	53,944
2003	4.459429	5.891540	32.11%	62,950
2002	6.116877	4.459429	-27.10%	64,392
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.897772	13.943047	0.33%	0
2010	11.463604	13.897772	21.23%	0
2009	9.213885	11.463604	24.42%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.995137	12.702176	-2.25%	5,629
2010	11.898593	12.995137	9.22%	5,629
2009	9.895116	11.898593	20.25%	0
2008	14.982427	9.895116	-33.96%	146
2007	14.181624	14.982427	5.65%	198
2006	11.983493	14.181624	18.34%	0

MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.713597	10.334130	-3.54%	0
2010*	10.000000	10.713597	7.14%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.659283	5.519244	-2.47%	0
2010	4.832753	5.659283	17.10%	0
2009	3.687157	4.832753	31.07%	1,933
2008	6.126045	3.687157	-39.81%	1,933
2007	5.218917	6.126045	17.38%	1,933
2006	5.005591	5.218917	4.26%	4,954
2005	4.785963	5.005591	4.59%	4,955
2004	4.506128	4.785963	6.21%	4,955
2003	3.456859	4.506128	30.35%	4,681
2002	4.938830	3.456859	-30.01%	1,933
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.831129	13.670505	-1.16%	2,567
2010	12.413156	13.831129	11.42%	4,547
2009*	10.000000	12.413156	24.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.993847	9.905519	-0.88%	2,499
2010	9.085128	9.993847	10.00%	2,696
2009	7.496405	9.085128	21.19%	2,696
2008	10.870847	7.496405	-31.04%	6,450
2007	10.430613	10.870847	4.22%	7,411
2006*	10.000000	10.430613	4.31%	5,106
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.682066	11.090766	3.83%	422
2010	10.263054	10.682066	4.08%	422
2009	9.318922	10.263054	10.13%	422
2008	10.529215	9.318922	-11.49%	1,218
2007	10.412741	10.529215	1.12%	2,482
2006*	10.000000	10.412741	4.13%	1,122
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.016702	9.811580	-10.94%	346
2010	10.079451	11.016702	9.30%	346
2009	7.248531	10.079451	39.06%	559
2008	12.029430	7.248531	-39.74%	246
2007	10.712318	12.029430	12.30%	777
2006*	10.000000	10.712318	7.12%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.749596	9.125578	-6.40%	417
2010	8.399928	9.749596	16.07%	417
2009	6.163543	8.399928	36.28%	674
2008	11.251384	6.163543	-45.22%	376
2007	10.240314	11.251384	9.87%	442
2006*	10.000000	10.240314	2.40%	0

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.313029	7.981188	-3.99%	465
2010	7.628096	8.313029	8.98%	465
2009	5.943759	7.628096	28.34%	751
2008	9.772893	5.943759	-39.18%	0
2007*	10.000000	9.772893	-2.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.614184	14.899655	1.95%	8,741
2010	13.151905	14.614184	11.12%	8,741
2009	9.173240	13.151905	43.37%	8,791
2008	12.972417	9.173240	-29.29%	10,650
2007	12.809951	12.972417	1.27%	10,703
2006	11.793567	12.809951	8.62%	13,907
2005	11.729931	11.793567	0.54%	14,054
2004	10.849470	11.729931	8.12%	16,899
2003	9.035786	10.849470	20.07%	21,913
2002	8.913897	9.035786	1.37%	16,021
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.897558	13.148176	1.94%	1,405
2010	11.606439	12.897558	11.12%	1,419
2009	8.090783	11.606439	43.45%	1,424
2008	11.458925	8.090783	-29.39%	1,697
2007	11.311733	11.458925	1.30%	2,038
2006	10.414642	11.311733	8.61%	1,842
2005*	10.000000	10.414642	4.15%	1,724
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.730443	7.577427	-13.21%	1,052
2010	7.690153	8.730443	13.53%	1,670
2009	5.119697	7.690153	50.21%	1,788
2008*	10.000000	5.119697	-48.80%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.567920	9.097256	-4.92%	0
2010	7.884037	9.567920	21.36%	0
2009	6.103762	7.884037	29.17%	0
2008*	10.000000	6.103762	-38.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.073972	8.342554	-8.06%	0
2010	8.038019	9.073972	12.89%	0
2009	6.335598	8.038019	26.87%	0
2008*	10.000000	6.335598	-36.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.068809	9.754944	-3.12%	0
2010	9.286886	10.068809	8.42%	0
2009	7.892680	9.286886	17.66%	0
2008*	10.000000	7.892680	-21.07%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.652592	9.152368	-5.18%	0
2010	8.745895	9.652592	10.37%	0
2009	7.172940	8.745895	21.93%	0
2008*	10.000000	7.172940	-28.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.521626	10.478460	-0.41%	0
2010	10.032193	10.521626	4.88%	0
2009	9.039133	10.032193	10.99%	0
2008*	10.000000	9.039133	-9.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.861439	9.458397	-4.09%	0
2010	9.016832	9.861439	9.37%	0
2009	7.529554	9.016832	19.75%	0
2008*	10.000000	7.529554	-24.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.420558	8.819139	-6.38%	0
2010	8.466193	9.420558	11.27%	0
2009	6.811090	8.466193	24.30%	0
2008*	10.000000	6.811090	-31.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.234577	10.023566	-2.06%	0
2010	9.558616	10.234577	7.07%	0
2009	8.271397	9.558616	15.56%	0
2008*	10.000000	8.271397	-17.29%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.034660	11.551242	4.68%	0
2010	10.496231	11.034660	5.13%	0
2009	9.825497	10.496231	6.83%	0
2008*	10.000000	9.825497	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.908183	12.401645	4.14%	0
2010	11.216322	11.908183	6.17%	0
2009	9.809519	11.216322	14.34%	0
2008*	10.000000	9.809519	-1.90%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.541606	18.707917	-23.77%	0
2010	21.511405	24.541606	14.09%	0
2009	13.413179	21.511405	60.38%	0
2008	32.340229	13.413179	-58.52%	0
2007	22.623937	32.340229	42.95%	0
2006	16.850212	22.623937	34.26%	3,481
2005	12.936008	16.850212	30.26%	3,481
2004	10.909929	12.936008	18.57%	3,481
2003	6.722291	10.909929	62.29%	3,481
2002	8.075525	6.722291	-16.76%	3,481

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.282166	20.792330	-23.79%	114
2010	23.905561	27.282166	14.12%	94
2009	14.890464	23.905561	60.54%	96
2008	35.959778	14.890464	-58.59%	405
2007	25.161330	35.959778	42.92%	331
2006	18.750120	25.161330	34.19%	573
2005	14.392651	18.750120	30.28%	1,382
2004	12.137097	14.392651	18.58%	612
2003	7.480416	12.137097	62.25%	160
2002*	10.000000	7.480416	-25.20%	189
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.898852	15.692945	5.33%	7,951
2010	14.479540	14.898852	2.90%	12,276
2009	14.358898	14.479540	0.84%	12,447
2008	13.574184	14.358898	5.78%	12,694
2007	12.900827	13.574184	5.22%	12,743
2006	12.711905	12.900827	1.49%	14,211
2005	12.535180	12.711905	1.41%	17,587
2004	12.361690	12.535180	1.40%	24,804
2003	12.341436	12.361690	0.16%	41,942
2002	11.323824	12.341436	8.99%	42,778
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.238291	9.958646	-11.39%	2,496
2010	10.101526	11.238291	11.25%	0
2009	7.929776	10.101526	27.39%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.067679	16.010476	-11.39%	785
2010	16.243106	18.067679	11.23%	1,409
2009	12.755954	16.243106	27.34%	1,451
2008	24.073648	12.755954	-47.01%	1,119
2007	19.282275	24.073648	24.85%	1,166
2006	14.768312	19.282275	30.57%	380
2005	11.552260	14.768312	27.84%	557
2004	10.287431	11.552260	12.29%	0
2003	7.740771	10.287431	32.90%	0
2002*	10.000000	7.740771	-22.59%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.659907	7.411512	-14.42%	0
2010	8.211043	8.659907	5.47%	0
2009	6.501522	8.211043	26.29%	0
2008	11.634112	6.501522	-44.12%	0
2007	10.831580	11.634112	7.41%	120
2006*	10.000000	10.831580	8.32%	125
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.110280	12.368585	-5.66%	6,481
2010	11.646645	13.110280	12.57%	6,481
2009	9.323591	11.646645	24.92%	6,481
2008	15.033743	9.323591	-37.98%	6,481
2007	14.449858	15.033743	4.04%	5,696
2006	12.590217	14.449858	14.77%	5,696
2005	11.878188	12.590217	5.99%	5,696
2004	10.607956	11.878188	11.97%	5,696
2003	8.191707	10.607956	29.50%	7,202
2002*	10.000000	8.191707	-18.08%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.401429	12.286428	-0.93%	0
2010	11.499991	12.401429	7.84%	0
2009*	10.000000	11.499991	15.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.265048	12.904880	-2.72%	0
2010	12.057478	13.265048	10.02%	0
2009*	10.000000	12.057478	20.57%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.107364	12.238415	1.08%	1,692
2010	11.643153	12.107364	3.99%	1,702
2009	10.869146	11.643153	7.12%	1,712
2008	11.777759	10.869146	-7.71%	1,722
2007	11.382309	11.777759	3.47%	10,067
2006	10.917407	11.382309	4.26%	1,744
2005	10.761107	10.917407	1.45%	1,754
2004	10.471187	10.761107	2.77%	23,889
2003	9.881785	10.471187	5.96%	23,900
2002*	10.000000	9.881785	-1.18%	23,647
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.854611	12.618607	-1.84%	97,080
2010	11.802072	12.854611	8.92%	104,957
2009	10.088008	11.802072	16.99%	117,340
2008	13.375677	10.088008	-24.58%	122,365
2007	12.892538	13.375677	3.75%	158,083
2006	11.789697	12.892538	9.35%	74,448
2005	11.396138	11.789697	3.45%	42,911
2004	10.594686	11.396138	7.56%	36,437
2003	8.986775	10.594686	17.89%	31,801
2002*	10.000000	8.986775	-10.13%	19,050
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.145555	12.634880	-3.88%	25,001
2010	11.863738	13.145555	10.80%	29,155
2009	9.712156	11.863738	22.15%	30,217
2008	14.415677	9.712156	-32.63%	53,027
2007	13.830716	14.415677	4.23%	50,159
2006	12.295645	13.830716	12.48%	44,271
2005	11.693395	12.295645	5.15%	31,179
2004	10.623053	11.693395	10.08%	14,180
2003	8.541750	10.623053	24.37%	7,920
2002*	10.000000	8.541750	-14.58%	2,471
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.651820	12.680847	0.23%	16,955
2010	11.872501	12.651820	6.56%	19,317
2009	10.553393	11.872501	12.50%	11,881
2008	12.650005	10.553393	-16.57%	11,900
2007	12.170043	12.650005	3.94%	12,180
2006	11.429780	12.170043	6.48%	33,537
2005	11.139003	11.429780	2.61%	21,945
2004	10.585351	11.139003	5.23%	1,163
2003	9.480584	10.585351	11.65%	1,485
2002*	10.000000	9.480584	-5.19%	1,808

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.785567	13.235540	-3.99%	31,322
2010	12.902691	13.785567	6.84%	35,532
2009*	10.000000	12.902691	29.03%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.426087	19.548751	-4.30%	3,742
2010	16.481668	20.426087	23.93%	3,742
2009	12.272830	16.481668	34.29%	3,742
2008	19.670901	12.272830	-37.61%	3,886
2007	18.625430	19.670901	5.61%	3,864
2006	17.259099	18.625430	7.92%	5,044
2005	15.677646	17.259099	10.09%	9,632
2004	13.794761	15.677646	13.65%	12,898
2003	10.432365	13.794761	32.23%	12,275
2002	12.543420	10.432365	-16.83%	10,813
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.819000	10.624795	-1.80%	26,378
2010	11.017294	10.819000	-1.80%	38,938
2009	11.214533	11.017294	-1.76%	46,504
2008	11.190282	11.214533	0.22%	79,178
2007	10.875311	11.190282	2.90%	57,729
2006	10.594160	10.875311	2.65%	27,926
2005	10.507467	10.594160	0.83%	28,823
2004	10.613949	10.507467	-1.00%	21,310
2003	10.741301	10.613949	-1.19%	50,413
2002	10.807263	10.741301	-0.61%	37,157
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.557591	15.089351	3.65%	5,917
2010	13.405083	14.557591	8.60%	6,245
2009	10.975002	13.405083	22.14%	6,219
2008	13.512748	10.975002	-18.78%	6,303
2007	13.153432	13.512748	2.73%	7,462
2006	12.775749	13.153432	2.96%	5,517
2005	12.731721	12.775749	0.35%	5,157
2004	12.169900	12.731721	4.62%	6,185
2003	11.053628	12.169900	10.10%	6,360
2002	10.499466	11.053628	5.28%	4,967
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.103248	8.102317	-11.00%	8,860
2010	8.128943	9.103248	11.99%	8,684
2009	6.066225	8.128943	34.00%	8,717
2008*	10.000000	6.066225	-39.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.236010	12.551092	-17.62%	6,588
2010	14.621346	15.236010	4.20%	3,202
2009	11.467656	14.621346	27.50%	3,367
2008	21.760856	11.467656	-47.30%	3,403
2007	21.530815	21.760856	1.07%	3,596
2006	17.861451	21.530815	20.54%	707
2005	16.231410	17.861451	10.04%	730
2004	13.744111	16.231410	18.10%	0
2003*	10.000000	13.744111	37.44%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.089459	8.666770	-4.65%	7,216
2010	8.013096	9.089459	13.43%	7,759
2009	6.287665	8.013096	27.44%	5,570
2008*	10.000000	6.287665	-37.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.388474	9.607030	-7.52%	427
2010*	10.000000	10.388474	3.88%	863
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.688406	8.012466	-7.78%	0
2010	7.847341	8.688406	10.72%	0
2009	6.271938	7.847341	25.12%	0
2008*	10.000000	6.271938	-37.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.644813	9.070938	-5.95%	477
2010	7.744457	9.644813	24.54%	477
2009	6.203827	7.744457	24.83%	477
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.572291	8.981908	-6.17%	390
2010	7.707532	9.572291	24.19%	1,131
2009	6.194427	7.707532	24.43%	1,140
2008*	10.000000	6.194427	-38.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.048939	9.639322	-4.08%	2,007
2010	8.553700	10.048939	17.48%	2,007
2009	6.676263	8.553700	28.12%	2,023
2008*	10.000000	6.676263	-33.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.210669	12.889228	-2.43%	7,125
2010	10.723635	13.210669	23.19%	7,142
2009	8.567481	10.723635	25.17%	7,173
2008	16.283784	8.567481	-47.39%	7,302
2007	15.110570	16.283784	7.76%	8,973
2006	14.908742	15.110570	1.35%	9,775
2005	14.044827	14.908742	6.15%	10,564
2004	12.610421	14.044827	11.37%	12,596
2003	9.564082	12.610421	31.85%	13,687
2002	14.599711	9.564082	-34.49%	11,097
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.330013	20.816920	-6.78%	3,175
2010	17.960595	22.330013	24.33%	3,190
2009	14.491008	17.960595	23.94%	4,224
2008	21.750368	14.491008	-33.38%	4,324
2007	23.791636	21.750368	-8.58%	5,773
2006	20.654581	23.791636	15.19%	8,663
2005	20.405024	20.654581	1.22%	9,047
2004	17.714566	20.405024	15.19%	14,187
2003	11.500284	17.714566	54.04%	11,054
2002	16.079016	11.500284	-28.48%	10,966

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.850232	20.264830	-7.26%	5,294
2010	17.754900	21.850232	23.07%	5,302
2009	13.422488	17.754900	32.28%	5,506
2008	22.114229	13.422488	-39.30%	5,589
2007	22.051693	22.114229	0.28%	8,425
2006	20.042046	22.051693	10.03%	8,517
2005	18.170195	20.042046	10.30%	8,529
2004	15.545919	18.170195	16.88%	13,382
2003	11.226240	15.545919	38.48%	11,761
2002	13.828616	11.226240	-18.82%	9,063
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.886996	8.773510	-1.28%	2,155
2010	7.976905	8.886996	11.41%	2,155
2009	6.441991	7.976905	23.83%	2,229
2008	11.224821	6.441991	-42.61%	2,229
2007	10.567157	11.224821	6.22%	3,579
2006	9.469764	10.567157	11.59%	6,252
2005	8.974942	9.469764	5.51%	6,289
2004	8.327394	8.974942	7.78%	6,275
2003	6.650221	8.327394	25.22%	6,299
2002	8.194278	6.650221	-18.84%	6,350
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.162198	9.582558	4.59%	11,897
2010	7.166841	9.162198	27.84%	13,587
2009	5.578250	7.166841	28.48%	18,895
2008*	10.000000	5.578250	-44.22%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.392235	10.338148	-0.52%	0
2010	10.332676	10.392235	0.58%	0
2009	9.823638	10.332676	5.18%	0
2008*	10.000000	9.823638	-1.76%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.448274	11.565412	-14.00%	0
2010	12.877409	13.448274	4.43%	0
2009*	10.000000	12.877409	28.77%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.870012	8.508124	-4.08%	502
2010	7.801926	8.870012	13.69%	502
2009	6.180472	7.801926	26.24%	502
2008	9.989081	6.180472	-38.13%	502
2007	10.403832	9.989081	-3.99%	502
2006	9.140181	10.403832	13.83%	628
2005	8.928052	9.140181	2.38%	502
2004	7.737628	8.928052	15.38%	0
2003	5.994918	7.737628	29.07%	0
2002	8.155563	5.994918	-26.49%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.130421	9.977287	-1.51%	0
2010	9.798254	10.130421	3.39%	0
2009	8.804455	9.798254	11.29%	0
2008	10.356657	8.804455	-14.99%	0
2007	10.067167	10.356657	2.88%	0
2006	9.837808	10.067167	2.33%	4,479
2005	9.875108	9.837808	-0.38%	4,479
2004	9.978359	9.875108	-1.03%	4,479
2003*	10.000000	9.978359	-0.22%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.471366	11.145825	-2.84%	0
2010	9.766186	11.471366	17.46%	0
2009	8.101737	9.766186	20.54%	0
2008	13.631259	8.101737	-40.57%	0
2007	13.811409	13.631259	-1.30%	0
2006	13.362127	13.811409	3.36%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.894234	12.272521	-4.82%	0
2010	10.687698	12.894234	20.65%	0
2009	8.281138	10.687698	29.06%	0
2008	13.926091	8.281138	-40.54%	0
2007	13.179347	13.926091	5.67%	0
2006	11.802919	13.179347	11.66%	0
2005	11.247371	11.802919	4.94%	0
2004*	10.000000	11.247371	12.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.636366	18.589818	-9.92%	1,374
2010	18.119752	20.636366	13.89%	1,374
2009	13.208510	18.119752	37.18%	1,465
2008	22.491279	13.208510	-41.27%	1,487
2007	21.540637	22.491279	4.41%	4,452
2006	18.637621	21.540637	15.58%	6,228
2005	16.598363	18.637621	12.29%	6,197
2004	14.180467	16.598363	17.05%	8,150
2003*	10.000000	14.180467	41.80%	5,857
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.799061	11.527041	-9.94%	18,036
2010	11.239137	12.799061	13.88%	18,165
2009	8.188452	11.239137	37.26%	18,391
2008	13.941855	8.188452	-41.27%	18,513
2007	13.354899	13.941855	4.40%	19,309
2006	11.554717	13.354899	15.58%	39,581
2005	10.293133	11.554717	12.26%	52,761
2004	8.796101	10.293133	17.02%	57,470
2003	6.262817	8.796101	40.45%	61,614
2002	8.190803	6.262817	-23.54%	63,453

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.773234	2.672245	-3.64%	0
2010	2.462431	2.773234	12.62%	0
2009	1.978316	2.462431	24.47%	0
2008	9.544396	1.978316	-79.27%	0
2007*	10.000000	9.544396	-4.56%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.987382	2.865159	-4.09%	0
2010	2.649630	2.987382	12.75%	0
2009	2.153085	2.649630	23.06%	0
2008	10.280841	2.153085	-79.06%	0
2007	10.480981	10.280841	-1.91%	0
2006*	10.000000	10.480981	4.81%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.503789	9.331727	-1.81%	12,318
2010	8.335233	9.503789	14.02%	12,442
2009	6.616510	8.335233	25.98%	14,397
2008	10.950812	6.616510	-39.58%	14,637
2007	10.680162	10.950812	2.53%	16,098
2006	9.454762	10.680162	12.96%	33,490
2005	9.084631	9.454762	4.07%	42,008
2004	8.451640	9.084631	7.49%	56,400
2003	6.791724	8.451640	24.44%	57,841
2002	8.517435	6.791724	-20.26%	53,543
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.643515	9.260742	-3.97%	0
2010	7.957552	9.643515	21.19%	1,209
2009	5.906497	7.957552	34.73%	1,344
2008	9.674984	5.906497	-38.95%	0
2007	9.973994	9.674984	-3.00%	128
2006*	10.000000	9.973994	-0.26%	135
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.225538	9.159084	-0.72%	1,405
2010	7.370223	9.225538	25.17%	2,150
2009	5.659790	7.370223	30.22%	2,150
2008	11.316465	5.659790	-49.99%	2,150
2007	10.838690	11.316465	4.41%	3,319
2006	10.720007	10.838690	1.11%	6,491
2005	9.717936	10.720007	10.31%	14,514
2004	8.262040	9.717936	17.62%	17,099
2003	6.699002	8.262040	23.33%	15,280
2002	9.447560	6.699002	-29.09%	13,369
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.636134	12.388995	6.47%	0
2010	10.834026	11.636134	7.40%	0
2009*	10.000000	10.834026	8.34%	0

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.272539	11.181746	-0.81%	15,131
2010	10.913226	11.272539	3.29%	21,006
2009*	10.000000	10.913226	9.13%	6,868
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.509110	11.392176	8.40%	0
2010*	10.000000	10.509110	5.09%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731570	11.134135	3.75%	968
2010	10.199504	10.731570	5.22%	968
2009	9.472787	10.199504	7.67%	968
2008	10.742730	9.472787	-11.82%	968
2007	10.374930	10.742730	3.55%	968
2006*	10.000000	10.374930	3.75%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.842587	29.265733	5.11%	0
2010	25.835133	27.842587	7.77%	0
2009	20.204745	25.835133	27.87%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.133041	24.162755	-27.07%	182
2010	26.600130	33.133041	24.56%	182
2009	12.706367	26.600130	109.34%	1,153
2008	36.740680	12.706367	-65.42%	1,153
2007	27.189894	36.740680	35.13%	1,153
2006	19.848229	27.189894	36.99%	1,153
2005	15.311576	19.848229	29.63%	1,152
2004	12.385431	15.311576	23.63%	1,159
2003	8.179648	12.385431	51.42%	6,480
2002	8.578684	8.179648	-4.65%	6,727
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	42.899206	35.197643	-17.95%	0
2010	33.802479	42.899206	26.91%	0
2009	21.850504	33.802479	54.70%	0
2008	41.303184	21.850504	-47.10%	0
2007	28.938622	41.303184	42.73%	0
2006	23.670159	28.938622	22.26%	228
2005	15.891131	23.670159	48.95%	1,663
2004	13.026159	15.891131	21.99%	1,663
2003	9.161589	13.026159	42.18%	0
2002	9.601688	9.161589	-4.58%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.237206	15.212509	-6.31%	0
2010	13.042699	16.237206	24.49%	0
2009*	10.000000	13.042699	30.43%	0

Additional Contract Options Elected - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.077086	15.316504	-10.31%	0
2010	13.744163	17.077086	24.25%	0
2009	9.815977	13.744163	40.02%	0
2008	15.565714	9.815977	-36.94%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.192913	13.373645	9.68%	5,702
2010	11.817719	12.192913	3.17%	5,332
2009	10.924545	11.817719	8.18%	0
2008	11.310137	10.924545	-3.41%	0
2007	10.525212	11.310137	7.46%	0
2006	10.555501	10.525212	-0.29%	0
2005	10.588445	10.555501	-0.31%	445
2004	10.195584	10.588445	3.85%	394
2003*	10.000000	10.195584	1.96%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.236366	9.347985	1.21%	1,735
2010	8.244060	9.236366	12.04%	1,757
2009	7.112360	8.244060	15.91%	5,045
2008	11.078262	7.112360	-35.80%	6,939
2007	11.295856	11.078262	-1.93%	7,932
2006	9.828663	11.295856	14.93%	8,128
2005	9.570180	9.828663	2.70%	10,304
2004	8.629328	9.570180	10.90%	15,215
2003	6.796758	8.629328	26.96%	20,775
2002	8.588758	6.796758	-20.86%	16,523
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.707662	11.411788	-2.53%	139
2010	10.002340	11.707662	17.05%	145
2009	7.842445	10.002340	27.54%	151
2008	10.562111	7.842445	-25.75%	156
2007	11.016278	10.562111	-4.12%	167
2006*	10.000000	11.016278	10.16%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.956952	12.254789	-5.42%	0
2010	12.027073	12.956952	7.73%	0
2009*	10.000000	12.027073	20.27%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.522217	14.334303	-1.29%	0
2010	11.758756	14.522217	23.50%	0
2009	9.582316	11.758756	22.71%	765
2008	14.132023	9.582316	-32.19%	792
2007	14.494829	14.132023	-2.50%	735
2006	12.907223	14.494829	12.30%	897
2005	12.262762	12.907223	5.26%	6,305
2004	10.250496	12.262762	19.63%	4,905
2003	7.579801	10.250496	35.23%	7,672
2002*	10.000000	7.579801	-24.20%	815

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.766478	7.691798	-0.96%	545
2010	6.891696	7.766478	12.69%	545
2009	5.249563	6.891696	31.28%	545
2008	8.156561	5.249563	-35.64%	545
2007	7.710805	8.156561	5.78%	545
2006	7.193852	7.710805	7.19%	774
2005	7.073307	7.193852	1.70%	789
2004	6.785209	7.073307	4.25%	1,207
2003	5.486341	6.785209	23.67%	3,404
2002	7.867141	5.486341	-30.26%	1,233
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.952472	8.952189	0.00%	5,701
2010	7.942550	8.952472	12.72%	5,758
2009	6.405432	7.942550	24.00%	6,168
2008	10.382725	6.405432	-38.31%	7,669
2007	10.051278	10.382725	3.30%	9,512
2006	8.866104	10.051278	13.37%	54,069
2005	8.627936	8.866104	2.76%	55,631
2004	7.945117	8.627936	8.59%	62,831
2003	6.306075	7.945117	25.99%	197,523
2002	8.275796	6.306075	-23.80%	44,493
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.261897	10.980229	7.00%	0
2010	9.066422	10.261897	13.19%	0
2009	7.537015	9.066422	20.29%	67
2008	10.900493	7.537015	-30.86%	67
2007	10.367598	10.900493	5.14%	759
2006	9.068240	10.367598	14.33%	904
2005	8.851164	9.068240	2.45%	1,247
2004	8.584782	8.851164	3.10%	2,622
2003	7.218359	8.584782	18.93%	4,912
2002	8.830538	7.218359	-18.26%	5,988
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.119760	15.178046	0.39%	1,659
2010	14.197285	15.119760	6.50%	13,988
2009	12.010447	14.197285	18.21%	17,988
2008	13.198743	12.010447	-9.00%	20,032
2007	12.761809	13.198743	3.42%	23,334
2006	12.483117	12.761809	2.23%	25,991
2005	12.554867	12.483117	-0.57%	26,857
2004	12.344640	12.554867	1.70%	33,837
2003	12.018959	12.344640	2.71%	36,720
2002	11.202838	12.018959	7.28%	250,440
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.073066	10.837763	-2.13%	0
2010	10.007057	11.073066	10.65%	0
2009	8.212187	10.007057	21.86%	0
2008	11.167536	8.212187	-26.46%	0
2007	10.473636	11.167536	6.63%	0
2006*	10.000000	10.473636	4.74%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.644945	10.330906	-2.95%	0
2010	9.470323	10.644945	12.40%	0
2009	7.492699	9.470323	26.39%	0
2008	11.345419	7.492699	-33.96%	0
2007	10.493549	11.345419	8.12%	0
2006*	10.000000	10.493549	4.94%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.240581	9.780500	-4.49%	0
2010	8.994380	10.240581	13.86%	0
2009	6.973800	8.994380	28.97%	0
2008	11.474582	6.973800	-39.22%	0
2007	10.513625	11.474582	9.14%	0
2006*	10.000000	10.513625	5.14%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.122138	9.418631	-6.95%	1,627
2010	8.654783	10.122138	16.95%	2,045
2009	5.975291	8.654783	44.84%	3,345
2008	13.352825	5.975291	-55.25%	2,927
2007	9.341954	13.352825	42.93%	3,164
2006*	10.000000	9.341954	-6.58%	1,627
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349822	10.245970	-1.00%	2,228
2010	9.162336	10.349822	12.96%	1,946
2009	7.179087	9.162336	27.63%	2,625
2008	12.766716	7.179087	-43.77%	6,239
2007	12.826841	12.766716	-0.47%	10,808
2006	10.882666	12.826841	17.86%	20,478
2005	10.483561	10.882666	3.81%	39,568
2004	9.589583	10.483561	9.32%	40,105
2003	7.502801	9.589583	27.81%	47,884
2002	9.209865	7.502801	-18.54%	41,202
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.425317	8.281449	-1.71%	7,655
2010	6.919392	8.425317	21.76%	7,683
2009	5.501308	6.919392	25.78%	8,423
2008	10.622879	5.501308	-48.21%	9,643
2007	8.531643	10.622879	24.51%	9,330
2006	8.143786	8.531643	4.76%	10,287
2005	7.851401	8.143786	3.72%	12,718
2004	7.746584	7.851401	1.35%	15,679
2003	5.943919	7.746584	30.33%	24,584
2002	8.676331	5.943919	-31.49%	21,826

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.083838	11.306392	2.01%	0
2010	9.924303	11.083838	11.68%	0
2009	7.032682	9.924303	41.12%	0
2008	9.561872	7.032682	-26.45%	0
2007	9.490940	9.561872	0.75%	198
2006	8.697158	9.490940	9.13%	864
2005	8.642570	8.697158	0.63%	2,616
2004	8.043859	8.642570	7.44%	5,539
2003	6.454537	8.043859	24.62%	11,692
2002	6.346563	6.454537	1.70%	12,360
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.329502	11.564703	2.08%	496
2010	10.155482	11.329502	11.56%	585
2009	7.188666	10.155482	41.27%	2,107
2008	9.762868	7.188666	-26.37%	2,208
2007*	10.000000	9.762868	-2.37%	2,961
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.338579	12.983968	5.23%	383
2010	11.674567	12.338579	5.69%	748
2009	10.282839	11.674567	13.53%	748
2008	10.839265	10.282839	-5.13%	0
2007	10.598317	10.839265	2.27%	0
2006	10.352376	10.598317	2.38%	0
2005	10.332038	10.352376	0.20%	88
2004	10.090942	10.332038	2.39%	0
2003*	10.000000	10.090942	0.91%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.471455	10.052896	-12.37%	0
2010	9.080948	11.471455	26.32%	0
2009	6.607911	9.080948	37.43%	4,221
2008	11.129989	6.607911	-40.63%	4,221
2007	9.820078	11.129989	13.34%	2,169
2006*	10.000000	9.820078	-1.80%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.545522	9.379842	-18.76%	0
2010	10.410369	11.545522	10.90%	0
2009	8.388788	10.410369	24.10%	0
2008	15.226259	8.388788	-44.91%	0
2007	13.237106	15.226259	15.03%	0
2006	11.433861	13.237106	15.77%	0
2005	9.791143	11.433861	16.78%	0
2004	8.790049	9.791143	11.39%	0
2003	6.253645	8.790049	40.56%	0
2002	7.998921	6.253645	-21.82%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.224464	11.545901	-18.83%	240
2010	12.823953	14.224464	10.92%	2,924
2009	10.329405	12.823953	24.15%	3,542
2008	18.752944	10.329405	-44.92%	3,561
2007	16.300494	18.752944	15.05%	3,347
2006	14.079590	16.300494	15.77%	3,406
2005	12.061524	14.079590	16.73%	2,688
2004	10.827465	12.061524	11.40%	2,688
2003	7.700598	10.827465	40.61%	6,240
2002*	10.000000	7.700598	-22.99%	5,000
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.048115	12.568597	-10.53%	746
2010	11.318404	14.048115	24.12%	770
2009	7.326550	11.318404	54.48%	800
2008	15.289625	7.326550	-52.08%	852
2007	14.753265	15.289625	3.64%	758
2006	12.935368	14.753265	14.05%	891
2005	12.850199	12.935368	0.66%	2,209
2004	11.485789	12.850199	11.88%	2,135
2003	7.416124	11.485789	54.88%	2,217
2002*	10.000000	7.416124	-25.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.463051	11.519704	0.49%	3,158
2010	10.365402	11.463051	10.59%	3,719
2009	7.788371	10.365402	33.09%	3,719
2008	11.280782	7.788371	-30.96%	3,879
2007	11.078363	11.280782	1.83%	27,720
2006*	10.000000	11.078363	10.78%	3,589
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.168416	9.605346	-5.54%	403
2010	8.079637	10.168416	25.85%	423
2009	6.373639	8.079637	26.77%	440
2008	9.695006	6.373639	-34.26%	454
2007	10.119630	9.695006	-4.20%	487
2006*	10.000000	10.119630	1.20%	2,700
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.094250	8.788696	-3.36%	0
2010	8.403837	9.094250	8.22%	0
2009	6.573599	8.403837	27.84%	0
2008*	10.000000	6.573599	-34.26%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.188834	10.066293	-17.41%	0
2010	10.567577	12.188834	15.34%	0
2009	6.236698	10.567577	69.44%	0
2008	13.426545	6.236698	-53.55%	0
2007	10.630304	13.426545	26.30%	0
2006*	10.000000	10.630304	6.30%	2,266

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.273825	9.007168	-12.33%	0
2010	9.655608	10.273825	6.40%	0
2009	7.170387	9.655608	34.66%	0
2008	12.256440	7.170387	-41.50%	0
2007	10.817756	12.256440	13.30%	0
2006*	10.000000	10.817756	8.18%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.465951	15.054500	-2.66%	2,514
2010	13.776354	15.465951	12.26%	3,217
2009	11.826102	13.776354	16.49%	7,055
2008	11.344857	11.826102	4.24%	7,063
2007	10.411202	11.344857	8.97%	7,082
2006*	10.000000	10.411202	4.11%	2,274
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.936664	19.980000	-8.92%	1,087
2010	20.565724	21.936664	6.67%	2,314
2009	16.756337	20.565724	22.73%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.095713	8.308016	-8.66%	959
2010	8.703155	9.095713	4.51%	959
2009	6.072758	8.703155	43.31%	959
2008	11.110577	6.072758	-45.34%	2,616
2007	8.285621	11.110577	34.09%	5,944
2006	7.736129	8.285621	7.10%	6,657
2005	7.002249	7.736129	10.48%	7,591
2004	6.047553	7.002249	15.79%	8,700
2003	5.124576	6.047553	18.01%	13,315
2002	6.210517	5.124576	-17.49%	10,989
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.685473	4.200773	-10.34%	0
2010	3.837489	4.685473	22.10%	0
2009	2.491965	3.837489	53.99%	0
2008	4.531733	2.491965	-45.01%	0
2007	3.794312	4.531733	19.43%	0
2006	3.584998	3.794312	5.84%	0
2005	3.274176	3.584998	9.49%	1,639
2004	3.317116	3.274176	-1.29%	3,794
2003	2.307249	3.317116	43.77%	3,794
2002	3.979883	2.307249	-42.03%	3,794
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.219259	10.771388	-33.59%	0
2010	13.217861	16.219259	22.71%	0
2009	7.520395	13.217861	75.76%	0
2008	16.040187	7.520395	-53.12%	0
2007	12.766913	16.040187	25.64%	0
2006	8.870508	12.766913	43.93%	0
2005	6.849407	8.870508	29.51%	0
2004	5.879751	6.849407	16.49%	0
2003	4.452769	5.879751	32.05%	2,653
2002	6.110859	4.452769	-27.13%	15,684

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.850731	13.888783	0.27%	0
2010	11.430608	13.850731	21.17%	0
2009	9.192039	11.430608	24.35%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.937903	12.639802	-2.30%	0
2010	11.852225	12.937903	9.16%	0
2009	9.861580	11.852225	20.19%	0
2008	14.939269	9.861580	-33.99%	0
2007	14.148020	14.939269	5.59%	0
2006	11.961171	14.148020	18.28%	273
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.709979	10.325388	-3.59%	0
2010*	10.000000	10.709979	7.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.625714	5.483718	-2.52%	0
2010	4.806528	5.625714	17.04%	0
2009	3.669030	4.806528	31.00%	0
2008	6.099045	3.669030	-39.84%	0
2007	5.198573	6.099045	17.32%	0
2006	4.988617	5.198573	4.21%	0
2005	4.772161	4.988617	4.54%	0
2004	4.495423	4.772161	6.16%	0
2003	3.450405	4.495423	30.29%	13,560
2002	4.932123	3.450405	-30.04%	1,475
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.819402	13.651975	-1.21%	5,012
2010	12.408940	13.819402	11.37%	5,126
2009*	10.000000	12.408940	24.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.970101	9.876964	-0.93%	3,829
2010	9.068158	9.970101	9.95%	3,829
2009	7.486222	9.068158	21.13%	3,829
2008	10.861614	7.486222	-31.08%	3,829
2007	10.427094	10.861614	4.17%	3,829
2006*	10.000000	10.427094	4.27%	3,829
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.656705	11.058827	3.77%	0
2010	10.243901	10.656705	4.03%	0
2009	9.306266	10.243901	10.08%	2,788
2008	10.520262	9.306266	-11.54%	2,788
2007	10.409221	10.520262	1.07%	2,767
2006*	10.000000	10.409221	4.09%	0

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.990536	9.783291	-10.98%	372
2010	10.060622	10.990536	9.24%	233
2009	7.238672	10.060622	38.98%	3,801
2008	12.019214	7.238672	-39.77%	4,041
2007	10.708700	12.019214	12.24%	7,674
2006*	10.000000	10.708700	7.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.726409	9.099247	-6.45%	406
2010	8.384221	9.726409	16.01%	278
2009	6.155155	8.384221	36.21%	278
2008	11.241811	6.155155	-45.25%	486
2007	10.236847	11.241811	9.82%	3,623
2006*	10.000000	10.236847	2.37%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.297526	7.962252	-4.04%	0
2010	7.617747	8.297526	8.92%	0
2009	5.938710	7.617747	28.27%	0
2008	9.769577	5.938710	-39.21%	0
2007*	10.000000	9.769577	-2.30%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.527662	14.803919	1.90%	0
2010	13.080698	14.527662	11.06%	0
2009	9.128208	13.080698	43.30%	0
2008	12.915318	9.128208	-29.32%	0
2007	12.760089	12.915318	1.22%	0
2006	11.753622	12.760089	8.56%	2,943
2005	11.696138	11.753622	0.49%	10,704
2004	10.823716	11.696138	8.06%	14,822
2003	9.018929	10.823716	20.01%	13,462
2002	8.901799	9.018929	1.32%	12,801
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.860404	13.103626	1.89%	0
2010	11.578896	12.860404	11.07%	1,284
2009	8.075684	11.578896	43.38%	1,284
2008	11.443376	8.075684	-29.43%	1,370
2007	11.302178	11.443376	1.25%	1,645
2006	10.411135	11.302178	8.56%	1,633
2005*	10.000000	10.411135	4.11%	1,648
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.718588	7.563278	-13.25%	374
2010	7.683622	8.718588	13.47%	4,504
2009	5.117943	7.683622	50.13%	4,502
2008*	10.000000	5.117943	-48.82%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.554930	9.080293	-4.97%	0
2010	7.877335	9.554930	21.30%	0
2009	6.101676	7.877335	29.10%	0
2008*	10.000000	6.101676	-38.98%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.061628	8.326964	-8.11%	0
2010	8.031170	9.061628	12.83%	0
2009	6.333434	8.031170	26.81%	0
2008*	10.000000	6.333434	-36.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.055121	9.736744	-3.17%	0
2010	9.278998	10.055121	8.36%	0
2009	7.889996	9.278998	17.60%	0
2008*	10.000000	7.889996	-21.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.639496	9.135318	-5.23%	0
2010	8.738475	9.639496	10.31%	0
2009	7.170498	8.738475	21.87%	0
2008*	10.000000	7.170498	-28.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.507326	10.458904	-0.46%	0
2010	10.023671	10.507326	4.83%	0
2009	9.036060	10.023671	10.93%	0
2008*	10.000000	9.036060	-9.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.848044	9.440750	-4.14%	0
2010	9.009172	9.848044	9.31%	0
2009	7.526994	9.009172	19.69%	0
2008*	10.000000	7.526994	-24.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.407764	8.802675	-6.43%	0
2010	8.458991	9.407764	11.22%	0
2009	6.808767	8.458991	24.24%	0
2008*	10.000000	6.808767	-31.91%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.220701	10.004897	-2.11%	5,926
2010	9.550512	10.220701	7.02%	6,279
2009	8.268590	9.550512	15.50%	6,648
2008*	10.000000	8.268590	-17.31%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.019685	11.529708	4.63%	0
2010	10.487319	11.019685	5.08%	0
2009	9.822155	10.487319	6.77%	0
2008*	10.000000	9.822155	-1.78%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.892035	12.378536	4.09%	0
2010	11.206811	11.892035	6.11%	0
2009	9.806200	11.206811	14.28%	0
2008*	10.000000	9.806200	-1.94%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.414007	18.601181	-23.81%	0
2010	21.410437	24.414007	14.03%	0
2009	13.357013	21.410437	60.29%	0
2008	32.221287	13.357013	-58.55%	0
2007	22.552260	32.221287	42.87%	0
2006	16.805347	22.552260	34.20%	0
2005	12.908099	16.805347	30.19%	0
2004	10.891929	12.908099	18.51%	0
2003	6.714603	10.891929	62.21%	0
2002	8.070402	6.714603	-16.80%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.161972	20.690196	-23.83%	248
2010	23.812346	27.161972	14.07%	1,637
2009	14.839949	23.812346	60.46%	3,023
2008	35.856138	14.839949	-58.61%	3,023
2007	25.101651	35.856138	42.84%	2,482
2006	18.715146	25.101651	34.12%	1,824
2005	14.373091	18.715146	30.21%	3,300
2004	12.126779	14.373091	18.52%	3,573
2003	7.477857	12.126779	62.17%	1,881
2002*	10.000000	7.477857	-25.22%	1,388
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.810669	15.592143	5.28%	3,736
2010	14.401164	14.810669	2.84%	3,810
2009	14.288448	14.401164	0.79%	6,586
2008	13.514461	14.288448	5.73%	6,627
2007	12.850643	13.514461	5.17%	9,853
2006	12.668885	12.850643	1.43%	10,732
2005	12.499088	12.668885	1.36%	16,059
2004	12.332360	12.499088	1.35%	20,763
2003	12.318429	12.332360	0.11%	24,229
2002	11.308475	12.318429	8.93%	20,085
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.179837	9.901805	-11.43%	908
2010	10.054098	11.179837	11.20%	908
2009	7.896558	10.054098	27.32%	908
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.988094	15.931854	-11.43%	0
2010	16.179789	17.988094	11.18%	0
2009	12.712695	16.179789	27.27%	0
2008	24.004264	12.712695	-47.04%	0
2007	19.236540	24.004264	24.78%	0
2006	14.740766	19.236540	30.50%	133
2005	11.536563	14.740766	27.77%	3,848
2004	10.278685	11.536563	12.24%	133
2003	7.738127	10.278685	32.83%	121
2002*	10.000000	7.738127	-22.62%	1,597

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.639344	7.390148	-14.46%	0
2010	8.195706	8.639344	5.41%	0
2009	6.492680	8.195706	26.23%	0
2008	11.624236	6.492680	-44.15%	53
2007	10.827926	11.624236	7.35%	80
2006*	10.000000	10.827926	8.28%	2,159
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.050802	12.306217	-5.71%	0
2010	11.599698	13.050802	12.51%	0
2009	9.290738	11.599698	24.85%	0
2008	14.988421	9.290738	-38.01%	0
2007	14.413675	14.988421	3.99%	0
2006	12.565069	14.413675	14.71%	4,781
2005	11.860489	12.565069	5.94%	4,781
2004	10.597538	11.860489	11.92%	9,398
2003	8.187819	10.597538	29.43%	49,244
2002*	10.000000	8.187819	-18.12%	124
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.390907	12.269767	-0.98%	0
2010	11.496080	12.390907	7.78%	0
2009*	10.000000	11.496080	14.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.253792	12.887370	-2.76%	0
2010	12.053380	13.253792	9.96%	0
2009*	10.000000	12.053380	20.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.052405	12.176685	1.03%	21,054
2010	11.596203	12.052405	3.93%	21,054
2009	10.830834	11.596203	7.07%	0
2008	11.742210	10.830834	-7.76%	0
2007	11.353767	11.742210	3.42%	0
2006	10.895571	11.353767	4.21%	0
2005	10.745047	10.895571	1.40%	6,798
2004	10.460887	10.745047	2.72%	8,555
2003	9.877095	10.460887	5.91%	9,983
2002*	10.000000	9.877095	-1.23%	736
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.796237	12.554929	-1.89%	18,096
2010	11.754457	12.796237	8.86%	28,780
2009	10.052421	11.754457	16.93%	57,132
2008	13.335296	10.052421	-24.62%	53,707
2007	12.860200	13.335296	3.69%	56,836
2006	11.766108	12.860200	9.30%	94,013
2005	11.379127	11.766108	3.40%	94,949
2004	10.584261	11.379127	7.51%	115,943
2003	8.982505	10.584261	17.83%	57,534
2002*	10.000000	8.982505	-10.17%	72,724

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.085892	12.571133	-3.93%	11,782
2010	11.815900	13.085892	10.75%	12,323
2009	9.677928	11.815900	22.09%	12,868
2008	14.372204	9.677928	-32.66%	1,768
2007	13.796078	14.372204	4.18%	1,768
2006	12.271079	13.796078	12.43%	4,752
2005	11.675960	12.271079	5.10%	9,546
2004	10.612606	11.675960	10.02%	11,500
2003	8.537693	10.612606	24.30%	7,756
2002*	10.000000	8.537693	-14.62%	7,756
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.594391	12.616886	0.18%	212
2010	11.824637	12.594391	6.51%	234
2009	10.516187	11.824637	12.44%	3,449
2008	12.611838	10.516187	-16.62%	4,075
2007	12.139543	12.611838	3.89%	4,129
2006	11.406930	12.139543	6.42%	10,102
2005	11.122380	11.406930	2.56%	13,703
2004	10.574947	11.122380	5.18%	15,667
2003	9.476086	10.574947	11.60%	16,829
2002*	10.000000	9.476086	-5.24%	12,844
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.773876	13.217593	-4.04%	2,984
2010	12.898308	13.773876	6.79%	3,686
2009*	10.000000	12.898308	28.98%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.305090	19.423073	-4.34%	550
2010	16.392374	20.305090	23.87%	577
2009	12.212552	16.392374	34.23%	826
2008	19.584281	12.212552	-37.64%	1,594
2007	18.552905	19.584281	5.56%	1,615
2006	17.200627	18.552905	7.86%	1,759
2005	15.632471	17.200627	10.03%	9,183
2004	13.762016	15.632471	13.59%	5,103
2003	10.412893	13.762016	32.16%	13,528
2002	12.526391	10.412893	-16.87%	12,340
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.754882	10.556466	-1.84%	9,817
2010	10.957581	10.754882	-1.85%	10,328
2009	11.159434	10.957581	-1.81%	16,118
2008	11.140973	11.159434	0.17%	21,570
2007	10.832935	11.140973	2.84%	16,401
2006	10.558239	10.832935	2.60%	37,608
2005	10.477163	10.558239	0.77%	31,549
2004	10.588727	10.477163	-1.05%	24,481
2003	10.721236	10.588727	-1.24%	131,829
2002	10.792570	10.721236	-0.66%	35,856

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.471390	14.992391	3.60%	2,265
2010	13.332495	14.471390	8.54%	4,425
2009	10.921131	13.332495	22.08%	4,459
2008	13.453279	10.921131	-18.82%	4,570
2007	13.102255	13.453279	2.68%	5,491
2006	12.732503	13.102255	2.90%	5,787
2005	12.695064	12.732503	0.29%	5,934
2004	12.141036	12.695064	4.56%	9,510
2003	11.033027	12.141036	10.04%	8,391
2002	10.485245	11.033027	5.22%	6,087
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.090881	8.087187	-11.04%	1,583
2010	8.122037	9.090881	11.93%	1,469
2009	6.064154	8.122037	33.94%	1,445
2008*	10.000000	6.064154	-39.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.176646	12.495826	-17.66%	2,817
2010	14.571805	15.176646	4.15%	2,808
2009	11.434620	14.571805	27.44%	2,792
2008	21.709243	11.434620	-47.33%	2,802
2007	21.490749	21.709243	1.02%	2,826
2006	17.837259	21.490749	20.48%	1,316
2005	16.217645	17.837259	9.99%	299
2004	13.739440	16.217645	18.04%	299
2003*	10.000000	13.739440	37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.077124	8.650602	-4.70%	0
2010	8.006277	9.077124	13.38%	3,810
2009	6.285521	8.006277	27.38%	1,149
2008*	10.000000	6.285521	-37.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.384932	9.598871	-7.57%	346
2010*	10.000000	10.384932	3.85%	382
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.676601	7.997515	-7.83%	0
2010	7.840677	8.676601	10.66%	0
2009	6.269802	7.840677	25.05%	0
2008*	10.000000	6.269802	-37.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.631726	9.054024	-6.00%	1,077
2010	7.737878	9.631726	24.48%	1,077
2009	6.201706	7.737878	24.77%	2,162
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.559284	8.965139	-6.22%	1,871
2010	7.700979	9.559284	24.13%	3,473
2009	6.192315	7.700979	24.36%	3,473
2008*	10.000000	6.192315	-38.08%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.035290	9.621339	-4.12%	0
2010	8.546437	10.035290	17.42%	0
2009	6.673995	8.546437	28.06%	1,368
2008*	10.000000	6.673995	-33.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.132397	12.806356	-2.48%	621
2010	10.665525	13.132397	23.13%	1,148
2009	8.525395	10.665525	25.10%	1,148
2008	16.212076	8.525395	-47.41%	1,148
2007	15.051736	16.212076	7.71%	1,148
2006	14.858243	15.051736	1.30%	1,148
2005	14.004358	14.858243	6.10%	1,216
2004	12.580487	14.004358	11.32%	3,624
2003	9.546230	12.580487	31.78%	4,131
2002	14.579903	9.546230	-34.52%	4,105
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.197735	20.683084	-6.82%	3,095
2010	17.863279	22.197735	24.26%	6,634
2009	14.419833	17.863279	23.88%	6,772
2008	21.654604	14.419833	-33.41%	6,765
2007	23.699036	21.654604	-8.63%	7,710
2006	20.584636	23.699036	15.13%	8,053
2005	20.346244	20.584636	1.17%	11,646
2004	17.672542	20.346244	15.13%	11,782
2003	11.478843	17.672542	53.96%	13,204
2002	16.057232	11.478843	-28.51%	13,566
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.720827	20.134577	-7.30%	862
2010	17.658727	21.720827	23.00%	883
2009	13.356587	17.658727	32.21%	897
2008	22.016885	13.356587	-39.33%	1,588
2007	21.965869	22.016885	0.23%	1,982
2006	19.974193	21.965869	9.97%	2,126
2005	18.117877	19.974193	10.25%	5,258
2004	15.509055	18.117877	16.82%	5,490
2003	11.205308	15.509055	38.41%	7,568
2002	13.809877	11.205308	-18.86%	8,305
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.834382	8.717134	-1.33%	3,422
2010	7.933721	8.834382	11.35%	3,463
2009	6.410373	7.933721	23.76%	4,920
2008	11.175436	6.410373	-42.64%	6,179
2007	10.526050	11.175436	6.17%	5,535
2006	9.437717	10.526050	11.53%	8,687
2005	8.949103	9.437717	5.46%	10,619
2004	8.307646	8.949103	7.72%	11,223
2003	6.637820	8.307646	25.16%	13,370
2002	8.183165	6.637820	-18.88%	10,148

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.149723	9.564646	4.53%	1,608
2010	7.160718	9.149723	27.78%	6,194
2009	5.576334	7.160718	28.41%	8,290
2008*	10.000000	5.576334	-44.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.378124	10.318874	-0.57%	0
2010	10.323906	10.378124	0.53%	0
2009	9.820295	10.323906	5.13%	0
2008*	10.000000	9.820295	-1.80%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.436871	11.549727	-14.04%	0
2010	12.873037	13.436871	4.38%	0
2009*	10.000000	12.873037	28.73%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.817508	8.453447	-4.13%	474
2010	7.759693	8.817508	13.63%	510
2009	6.150147	7.759693	26.17%	543
2008	9.945144	6.150147	-38.16%	572
2007	10.363376	9.945144	-4.04%	1,543
2006	9.109262	10.363376	13.77%	3,737
2005	8.902367	9.109262	2.32%	1,714
2004	7.719293	8.902367	15.33%	2,003
2003	5.983746	7.719293	29.00%	3,656
2002	8.144524	5.983746	-26.53%	1,208
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.090938	9.933359	-1.56%	0
2010	9.765040	10.090938	3.34%	1,009
2009	8.779082	9.765040	11.23%	0
2008	10.332070	8.779082	-15.03%	0
2007	10.048400	10.332070	2.82%	542
2006	9.824455	10.048400	2.28%	125
2005	9.866712	9.824455	-0.43%	125
2004	9.974965	9.866712	-1.09%	125
2003*	10.000000	9.974965	-0.25%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.420813	11.091066	-2.89%	0
2010	9.728095	11.420813	17.40%	0
2009	8.074258	9.728095	20.48%	0
2008	13.591960	8.074258	-40.60%	0
2007	13.778654	13.591960	-1.35%	0
2006	13.337218	13.778654	3.31%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.850531	12.224714	-4.87%	0
2010	10.656892	12.850531	20.58%	0
2009	8.261487	10.656892	28.99%	0
2008	13.900153	8.261487	-40.57%	0
2007	13.161539	13.900153	5.61%	0
2006	11.792951	13.161539	11.61%	0
2005	11.243582	11.792951	4.89%	0
2004*	10.000000	11.243582	12.44%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.555982	18.507993	-9.96%	379
2010	18.058346	20.555982	13.83%	409
2009	13.170458	18.058346	37.11%	940
2008	22.437939	13.170458	-41.30%	974
2007	21.500553	22.437939	4.36%	1,740
2006	18.612375	21.500553	15.52%	2,037
2005	16.584290	18.612375	12.23%	2,008
2004	14.175664	16.584290	16.99%	3,811
2003*	10.000000	14.175664	41.76%	2,034
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.729684	11.458730	-9.98%	1,576
2010	11.183906	12.729684	13.82%	2,415
2009	8.152366	11.183906	37.19%	6,077
2008	13.887498	8.152366	-41.30%	6,130
2007	13.309652	13.887498	4.34%	7,302
2006	11.521429	13.309652	15.52%	15,208
2005	10.268689	11.521429	12.20%	21,907
2004	8.779681	10.268689	16.96%	23,562
2003	6.254301	8.779681	40.38%	36,377
2002	8.183849	6.254301	-23.58%	32,820
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.768047	2.665884	-3.69%	0
2010	2.459085	2.768047	12.56%	0
2009	1.976624	2.459085	24.41%	0
2008	9.541140	1.976624	-79.28%	0
2007*	10.000000	9.541140	-4.59%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.980296	2.856903	-4.14%	0
2010	2.644677	2.980296	12.69%	0
2009	2.150152	2.644677	23.00%	0
2008	10.272102	2.150152	-79.07%	0
2007	10.477435	10.272102	-1.96%	0
2006*	10.000000	10.477435	4.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.447496	9.271732	-1.86%	3,544
2010	8.290075	9.447496	13.96%	5,840
2009	6.584027	8.290075	25.91%	5,922
2008	10.902611	6.584027	-39.61%	7,362
2007	10.638593	10.902611	2.48%	8,278
2006	9.422741	10.638593	12.90%	10,854
2005	9.058460	9.422741	4.02%	16,341
2004	8.431587	9.058460	7.43%	21,289
2003	6.779063	8.431587	24.38%	36,058
2002	8.505890	6.779063	-20.30%	29,717

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.620594	9.234044	-4.02%	1,704
2010	7.942690	9.620594	21.13%	1,704
2009	5.898466	7.942690	34.66%	3,668
2008	9.666773	5.898466	-38.98%	3,725
2007	9.970628	9.666773	-3.05%	4,258
2006*	10.000000	9.970628	-0.29%	3,751
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.170866	9.100185	-0.77%	2,264
2010	7.330271	9.170866	25.11%	3,506
2009	5.631981	7.330271	30.15%	4,792
2008	11.266638	5.631981	-50.01%	5,353
2007	10.796490	11.266638	4.35%	5,426
2006	10.683690	10.796490	1.06%	5,639
2005	9.689932	10.683690	10.26%	5,694
2004	8.242419	9.689932	17.56%	5,705
2003	6.686490	8.242419	23.27%	4,714
2002	9.434727	6.686490	-29.13%	2,995
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.626247	12.372183	6.42%	0
2010	10.830339	11.626247	7.35%	0
2009*	10.000000	10.830339	8.30%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.262962	11.166580	-0.86%	0
2010	10.909511	11.262962	3.24%	1,062
2009*	10.000000	10.909511	9.10%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.505563	11.382550	8.35%	0
2010*	10.000000	10.505563	5.06%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.706097	11.102058	3.70%	0
2010	10.180472	10.706097	5.16%	0
2009	9.459930	10.180472	7.62%	0
2008	10.733610	9.459930	-11.87%	0
2007	10.371430	10.733610	3.49%	0
2006*	10.000000	10.371430	3.71%	513
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.677743	29.077685	5.06%	0
2010	25.695244	27.677743	7.72%	0
2009	20.105566	25.695244	27.80%	93
2008	24.092986	20.105566	-16.55%	93
2007	23.044253	24.092986	4.55%	93
2006	21.187577	23.044253	8.76%	93
2005	19.229925	21.187577	10.18%	93
2004	17.801173	19.229925	8.03%	93
2003	14.184124	17.801173	25.50%	1,812
2002	13.231263	14.184124	7.20%	900

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.936839	24.007444	-27.11%	0
2010	26.456045	32.936839	24.50%	0
2009	12.643966	26.456045	109.24%	0
2008	36.578958	12.643966	-65.43%	0
2007	27.084066	36.578958	35.06%	0
2006	19.781013	27.084066	36.92%	0
2005	15.267461	19.781013	29.56%	0
2004	12.356025	15.267461	23.56%	0
2003	8.164377	12.356025	51.34%	0
2002	8.567036	8.164377	-4.70%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	42.645158	34.971406	-17.99%	0
2010	33.619407	42.645158	26.85%	0
2009	21.743234	33.619407	54.62%	0
2008	41.121430	21.743234	-47.12%	0
2007	28.826028	41.121430	42.65%	0
2006	23.590040	28.826028	22.20%	0
2005	15.845370	23.590040	48.88%	0
2004	12.995266	15.845370	21.93%	0
2003	9.144519	12.995266	42.11%	28,946
2002	9.588687	9.144519	-4.63%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.223425	15.191876	-6.36%	0
2010	13.038263	16.223425	24.43%	0
2009*	10.000000	13.038263	30.38%	0

Additional Contract Options Elected - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.001868	15.241277	-10.36%	0
2010	13.690588	17.001868	24.19%	0
2009	9.782682	13.690588	39.95%	0
2008	15.520845	9.782682	-36.97%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.145344	13.314697	9.63%	0
2010	11.777617	12.145344	3.12%	0
2009	10.893024	11.777617	8.12%	0
2008	11.283253	10.893024	-3.46%	0
2007	10.505573	11.283253	7.40%	0
2006	10.541159	10.505573	-0.34%	0
2005	10.579432	10.541159	-0.36%	0
2004	10.192099	10.579432	3.80%	0
2003*	10.000000	10.192099	1.92%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.181645	9.287877	1.16%	0
2010	8.199389	9.181645	11.98%	0
2009	7.077429	8.199389	15.85%	0
2008	11.029475	7.077429	-35.83%	0
2007	11.251879	11.029475	-1.98%	0
2006	9.795363	11.251879	14.87%	0
2005	9.542602	9.795363	2.65%	0
2004	8.608836	9.542602	10.85%	0
2003	6.784071	8.608836	26.90%	0
2002	8.577091	6.784071	-20.90%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.679792	11.378833	-2.58%	0
2010	9.983617	11.679792	16.99%	0
2009	7.831760	9.983617	27.48%	0
2008	10.553118	7.831760	-25.79%	0
2007	11.012546	10.553118	-4.17%	0
2006*	10.000000	11.012546	10.13%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.945958	12.238163	-5.47%	0
2010	12.022984	12.945958	7.68%	0
2009*	10.000000	12.022984	20.23%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.458220	14.263873	-1.34%	0
2010	11.712890	14.458220	23.44%	0
2009	9.549798	11.712890	22.65%	0
2008	14.091258	9.549798	-32.23%	0
2007	14.460436	14.091258	-2.55%	0
2006	12.883144	14.460436	12.24%	0
2005	12.246099	12.883144	5.20%	0
2004	10.241782	12.246099	19.57%	0
2003	7.577210	10.241782	35.17%	0
2002*	10.000000	7.577210	-24.23%	0

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.720390	7.642268	-1.01%	0
2010	6.854289	7.720390	12.64%	0
2009	5.223731	6.854289	31.21%	0
2008	8.120576	5.223731	-35.67%	0
2007	7.680730	8.120576	5.73%	0
2006	7.169448	7.680730	7.13%	0
2005	7.052900	7.169448	1.65%	0
2004	6.769089	7.052900	4.19%	0
2003	5.476092	6.769089	23.61%	0
2002	7.856453	5.476092	-30.30%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.899390	8.894582	-0.05%	0
2010	7.899469	8.899390	12.66%	0
2009	6.373936	7.899469	23.93%	0
2008	10.336958	6.373936	-38.34%	0
2007	10.012097	10.336958	3.24%	0
2006	8.836043	10.012097	13.31%	0
2005	8.603055	8.836043	2.71%	0
2004	7.926250	8.603055	8.54%	0
2003	6.294303	7.926250	25.93%	0
2002	8.264570	6.294303	-23.84%	1,585
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.201061	10.909589	6.95%	0
2010	9.017260	10.201061	13.13%	0
2009	7.499975	9.017260	20.23%	0
2008	10.852467	7.499975	-30.89%	0
2007	10.327216	10.852467	5.09%	0
2006	9.037512	10.327216	14.27%	0
2005	8.825656	9.037512	2.40%	2,613
2004	8.564412	8.825656	3.05%	2,613
2003	7.204901	8.564412	18.87%	2,613
2002	8.818570	7.204901	-18.30%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.030214	15.080498	0.33%	0
2010	14.120397	15.030214	6.44%	0
2009	11.951474	14.120397	18.15%	0
2008	13.140627	11.951474	-9.05%	0
2007	12.712125	13.140627	3.37%	0
2006	12.440839	12.712125	2.18%	0
2005	12.518711	12.440839	-0.62%	1,762
2004	12.315361	12.518711	1.65%	1,762
2003	11.996568	12.315361	2.66%	1,762
2002	11.187661	11.996568	7.23%	8,689
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.046752	10.806520	-2.17%	0
2010	9.988357	11.046752	10.60%	0
2009	8.201010	9.988357	21.79%	0
2008	11.158048	8.201010	-26.50%	0
2007	10.470111	11.158048	6.57%	0
2006*	10.000000	10.470111	4.70%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.619685	10.301156	-3.00%	0
2010	9.452659	10.619685	12.35%	0
2009	7.482528	9.452659	26.33%	0
2008	11.335796	7.482528	-33.99%	0
2007	10.490017	11.335796	8.06%	0
2006*	10.000000	10.490017	4.90%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.216230	9.752277	-4.54%	0
2010	8.977564	10.216230	13.80%	0
2009	6.964313	8.977564	28.91%	0
2008	11.464839	6.964313	-39.26%	0
2007	10.510072	11.464839	9.08%	0
2006*	10.000000	10.510072	5.10%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.098079	9.391460	-7.00%	0
2010	8.638600	10.098079	16.89%	0
2009	5.967164	8.638600	44.77%	0
2008	13.341479	5.967164	-55.27%	0
2007	9.338796	13.341479	42.86%	0
2006*	10.000000	9.338796	-6.61%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.288462	10.180053	-1.05%	0
2010	9.112646	10.288462	12.90%	0
2009	7.143796	9.112646	27.56%	0
2008	12.710451	7.143796	-43.80%	0
2007	12.776871	12.710451	-0.52%	0
2006	10.845777	12.776871	17.81%	0
2005	10.453334	10.845777	3.75%	0
2004	9.566810	10.453334	9.27%	0
2003	7.488805	9.566810	27.75%	0
2002	9.197371	7.488805	-18.58%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.375392	8.228190	-1.76%	0
2010	6.881900	8.375392	21.70%	0
2009	5.474286	6.881900	25.71%	0
2008	10.576112	5.474286	-48.24%	0
2007	8.498425	10.576112	24.45%	0
2006	8.116211	8.498425	4.71%	0
2005	7.828799	8.116211	3.67%	2,975
2004	7.728217	7.828799	1.30%	2,975
2003	5.932835	7.728217	30.26%	2,975
2002	8.664560	5.932835	-31.53%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.018183	11.233700	1.96%	0
2010	9.870545	11.018183	11.63%	0
2009	6.998156	9.870545	41.04%	0
2008	9.519776	6.998156	-26.49%	0
2007	9.453998	9.519776	0.70%	0
2006	8.667686	9.453998	9.07%	0
2005	8.617667	8.667686	0.58%	0
2004	8.024768	8.617667	7.39%	0
2003	6.442506	8.024768	24.56%	0
2002	6.337956	6.442506	1.65%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.308341	11.537247	2.02%	0
2010	10.141682	11.308341	11.50%	0
2009	7.182545	10.141682	41.20%	0
2008	9.759531	7.182545	-26.40%	0
2007*	10.000000	9.759531	-2.40%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.290441	12.926747	5.18%	0
2010	11.634953	12.290441	5.63%	0
2009	10.253173	11.634953	13.48%	0
2008	10.813491	10.253173	-5.18%	0
2007	10.578541	10.813491	2.22%	0
2006	10.338312	10.578541	2.32%	14,449
2005	10.323250	10.338312	0.15%	0
2004	10.087509	10.323250	2.34%	0
2003*	10.000000	10.087509	0.88%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.444181	10.023891	-12.41%	0
2010	9.063967	11.444181	26.26%	0
2009	6.598911	9.063967	37.36%	0
2008	11.120520	6.598911	-40.66%	0
2007	9.816752	11.120520	13.28%	0
2006*	10.000000	9.816752	-1.83%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.477051	9.319464	-18.80%	0
2010	10.353901	11.477051	10.85%	0
2009	8.347541	10.353901	24.04%	0
2008	15.159129	8.347541	-44.93%	0
2007	13.185507	15.159129	14.97%	0
2006	11.395079	13.185507	15.71%	0
2005	9.762883	11.395079	16.72%	0
2004	8.769155	9.762883	11.33%	0
2003	6.241968	8.769155	40.49%	0
2002	7.988069	6.241968	-21.86%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.161731	11.489130	-18.87%	0
2010	12.773895	14.161731	10.86%	0
2009	10.294328	12.773895	24.09%	0
2008	18.698826	10.294328	-44.95%	0
2007	16.261786	18.698826	14.99%	0
2006	14.053297	16.261786	15.72%	0
2005	12.045115	14.053297	16.67%	0
2004	10.818256	12.045115	11.34%	0
2003	7.697965	10.818256	40.53%	0
2002*	10.000000	7.697965	-23.02%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.986135	12.506769	-10.58%	0
2010	11.274215	13.986135	24.05%	0
2009	7.301662	11.274215	54.41%	0
2008	15.245500	7.301662	-52.11%	0
2007	14.718228	15.245500	3.58%	0
2006	12.911205	14.718228	14.00%	0
2005	12.832718	12.911205	0.61%	0
2004	11.476013	12.832718	11.82%	0
2003	7.413590	11.476013	54.80%	2,253
2002*	10.000000	7.413590	-25.86%	2,253
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.435797	11.486473	0.44%	0
2010	10.346021	11.435797	10.53%	0
2009	7.777777	10.346021	33.02%	0
2008	11.271182	7.777777	-30.99%	0
2007	11.074620	11.271182	1.77%	0
2006*	10.000000	11.074620	10.75%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.144228	9.577625	-5.59%	0
2010	8.064523	10.144228	25.79%	0
2009	6.364966	8.064523	26.70%	0
2008	9.686757	6.364966	-34.29%	0
2007	10.116204	9.686757	-4.25%	0
2006*	10.000000	10.116204	1.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.081905	8.772303	-3.41%	0
2010	8.396706	9.081905	8.16%	0
2009	6.571360	8.396706	27.78%	0
2008*	10.000000	6.571360	-34.29%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.159885	10.037285	-17.46%	0
2010	10.547843	12.159885	15.28%	0
2009	6.228216	10.547843	69.36%	0
2008	13.415144	6.228216	-53.57%	0
2007	10.626711	13.415144	26.24%	0
2006*	10.000000	10.626711	6.27%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.249429	8.981202	-12.37%	0
2010	9.637565	10.249429	6.35%	0
2009	7.160638	9.637565	34.59%	0
2008	12.246026	7.160638	-41.53%	0
2007	10.814105	12.246026	13.24%	0
2006*	10.000000	10.814105	8.14%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.429210	15.011106	-2.71%	0
2010	13.750632	15.429210	12.21%	0
2009	11.810037	13.750632	16.43%	0
2008	11.335222	11.810037	4.19%	0
2007	10.407678	11.335222	8.91%	0
2006*	10.000000	10.407678	4.08%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.824273	19.867525	-8.97%	0
2010	20.470767	21.824273	6.61%	0
2009	16.687470	20.470767	22.67%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.045235	8.257715	-8.71%	0
2010	8.659259	9.045235	4.46%	0
2009	6.045206	8.659259	43.24%	0
2008	11.065813	6.045206	-45.37%	0
2007	8.256464	11.065813	34.03%	0
2006	7.712816	8.256464	7.05%	0
2005	6.984699	7.712816	10.42%	0
2004	6.035469	6.984699	15.73%	0
2003	5.116941	6.035469	17.95%	0
2002	6.204428	5.116941	-17.53%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.659393	4.175270	-10.39%	0
2010	3.818065	4.659393	22.04%	0
2009	2.480613	3.818065	53.92%	0
2008	4.513409	2.480613	-45.04%	0
2007	3.780892	4.513409	19.37%	0
2006	3.574151	3.780892	5.78%	0
2005	3.265930	3.574151	9.44%	0
2004	3.310444	3.265930	-1.34%	0
2003	2.303786	3.310444	43.70%	4,504
2002	3.975953	2.303786	-42.06%	4,504
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.129149	10.706082	-33.62%	0
2010	13.151115	16.129149	22.64%	0
2009	7.486238	13.151115	75.67%	0
2008	15.975500	7.486238	-53.14%	0
2007	12.721943	15.975500	25.57%	0
2006	8.843749	12.721943	43.85%	0
2005	6.832211	8.843749	29.44%	0
2004	5.867965	6.832211	16.43%	0
2003	4.446112	5.867965	31.98%	0
2002	6.104844	4.446112	-27.17%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.803777	13.834677	0.22%	0
2010	11.397658	13.803777	21.11%	0
2009	9.170218	11.397658	24.29%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.880874	12.577680	-2.35%	0
2010	11.805985	12.880874	9.10%	0
2009	9.828108	11.805985	20.12%	0
2008	14.896162	9.828108	-34.02%	0
2007	14.114424	14.896162	5.54%	0
2006	11.938834	14.114424	18.22%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.706363	10.316656	-3.64%	0
2010*	10.000000	10.706363	7.06%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.592376	5.448459	-2.57%	0
2010	4.780474	5.592376	16.98%	0
2009	3.650992	4.780474	30.94%	0
2008	6.072162	3.650992	-39.87%	0
2007	5.178311	6.072162	17.26%	0
2006	4.971695	5.178311	4.16%	0
2005	4.758382	4.971695	4.48%	0
2004	4.484722	4.758382	6.10%	0
2003	3.443952	4.484722	30.22%	0
2002	4.925420	3.443952	-30.08%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.807665	13.633442	-1.26%	0
2010	12.404726	13.807665	11.31%	0
2009*	10.000000	12.404726	24.05%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.946387	9.848461	-0.98%	0
2010	9.051196	9.946387	9.89%	0
2009	7.476026	9.051196	21.07%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.631394	11.026950	3.72%	0
2010	10.224777	10.631394	3.98%	0
2009	9.293622	10.224777	10.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.964407	9.755085	-11.03%	0
2010	10.041819	10.964407	9.19%	0
2009	7.228832	10.041819	38.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.703303	9.073017	-6.50%	0
2010	8.368558	9.703303	15.95%	0
2009	6.146783	8.368558	36.15%	0

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.282008	7.943317	-4.09%	0
2010	7.607377	8.282008	8.87%	0
2009	5.933653	7.607377	28.21%	0
2008	9.766249	5.933653	-39.24%	0
2007*	10.000000	9.766249	-2.34%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.441600	14.708749	1.85%	0
2010	13.009836	14.441600	11.01%	0
2009	9.083381	13.009836	43.23%	0
2008	12.858453	9.083381	-29.36%	0
2007	12.710419	12.858453	1.16%	0
2006	11.713813	12.710419	8.51%	0
2005	11.662441	11.713813	0.44%	5,353
2004	10.798032	11.662441	8.01%	5,353
2003	9.002106	10.798032	19.95%	0
2002	8.889732	9.002106	1.26%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.823332	13.059216	1.84%	0
2010	11.551411	12.823332	11.01%	0
2009	8.060617	11.551411	43.31%	0
2008	11.427849	8.060617	-29.47%	0
2007	11.292619	11.427849	1.20%	0
2006	10.407617	11.292619	8.50%	0
2005*	10.000000	10.407617	4.08%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.706736	7.549156	-13.30%	0
2010	7.677086	8.706736	13.41%	0
2009	5.116196	7.677086	50.05%	0
2008*	10.000000	5.116196	-48.84%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.541935	9.063330	-5.02%	0
2010	7.870627	9.541935	21.23%	0
2009	6.099597	7.870627	29.04%	0
2008*	10.000000	6.099597	-39.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.049322	8.311425	-8.15%	0
2010	8.024348	9.049322	12.77%	0
2009	6.331277	8.024348	26.74%	0
2008*	10.000000	6.331277	-36.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.041489	9.718595	-3.22%	0
2010	9.271131	10.041489	8.31%	0
2009	7.887319	9.271131	17.54%	0
2008*	10.000000	7.887319	-21.13%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.626400	9.118259	-5.28%	0
2010	8.731043	9.626400	10.25%	0
2009	7.168050	8.731043	21.80%	0
2008*	10.000000	7.168050	-28.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.493066	10.439400	-0.51%	0
2010	10.015163	10.493066	4.77%	0
2009	9.032985	10.015163	10.87%	0
2008*	10.000000	9.032985	-9.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.834684	9.423149	-4.18%	0
2010	9.001521	9.834684	9.26%	0
2009	7.524429	9.001521	19.63%	0
2008*	10.000000	7.524429	-24.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.394982	8.786246	-6.48%	0
2010	8.451804	9.394982	11.16%	0
2009	6.806444	8.451804	24.17%	0
2008*	10.000000	6.806444	-31.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.206821	9.986227	-2.16%	0
2010	9.542396	10.206821	6.96%	0
2009	8.265770	9.542396	15.44%	0
2008*	10.000000	8.265770	-17.34%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.004724	11.508205	4.58%	0
2010	10.478421	11.004724	5.02%	0
2009	9.818823	10.478421	6.72%	0
2008*	10.000000	9.818823	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.875895	12.355457	4.04%	0
2010	11.197302	11.875895	6.06%	0
2009	9.802870	11.197302	14.22%	0
2008*	10.000000	9.802870	-1.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.286837	18.494868	-23.85%	0
2010	21.309755	24.286837	13.97%	0
2009	13.300975	21.309755	60.21%	0
2008	32.102532	13.300975	-58.57%	0
2007	22.480641	32.102532	42.80%	0
2006	16.760488	22.480641	34.13%	0
2005	12.880175	16.760488	30.13%	0
2004	10.873898	12.880175	18.45%	0
2003	6.706895	10.873898	2.13%	0
2002	8.065253	6.706895	-16.84%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.042275	20.588523	-23.87%	0
2010	23.719477	27.042275	14.01%	0
2009	14.789610	23.719477	60.38%	0
2008	35.752788	14.789610	-58.63%	0
2007	25.042116	35.752788	42.77%	0
2006	18.680248	25.042116	34.06%	1,252
2005	14.353568	18.680248	30.14%	3,012
2004	12.116476	14.353568	18.46%	2,108
2003	7.475305	12.116476	62.09%	2,108
2002*	10.000000	7.475305	-25.25%	2,108
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.722918	15.491896	5.22%	0
2010	14.323144	14.722918	2.79%	0
2009	14.218278	14.323144	0.74%	0
2008	13.454953	14.218278	5.67%	0
2007	12.800610	13.454953	5.11%	0
2006	12.625975	12.800610	1.38%	0
2005	12.463096	12.625975	1.31%	0
2004	12.303120	12.463096	1.30%	0
2003	12.295493	12.303120	0.06%	0
2002	11.293161	12.295493	8.88%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.121530	9.845166	-11.48%	0
2010	10.006756	11.121530	11.14%	0
2009	7.863389	10.006756	27.26%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.908785	15.853540	-11.48%	0
2010	16.116653	17.908785	11.12%	0
2009	12.669553	16.116653	27.21%	0
2008	23.935024	12.669553	-47.07%	0
2007	19.190879	23.935024	24.72%	0
2006	14.713249	19.190879	30.43%	1,643
2005	11.520885	14.713249	27.71%	0
2004	10.269947	11.520885	12.18%	0
2003	7.735493	10.269947	32.76%	0
2002*	10.000000	7.735493	-22.65%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.618807	7.368824	-14.50%	0
2010	8.180392	8.618807	5.36%	0
2009	6.483852	8.180392	26.17%	0
2008	11.614361	6.483852	-44.17%	0
2007	10.824272	11.614361	7.30%	0
2006*	10.000000	10.824272	8.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.991525	12.244088	-5.75%	0
2010	11.552908	12.991525	12.45%	0
2009	9.257978	11.552908	24.79%	0
2008	14.943186	9.257978	-38.05%	0
2007	14.377533	14.943186	3.93%	0
2006	12.539933	14.377533	14.65%	0
2005	11.842767	12.539933	5.89%	0
2004	10.587104	11.842767	11.86%	0
2003	8.183923	10.587104	29.36%	0
2002*	10.000000	8.183923	-18.16%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.380379	12.253111	-1.03%	0
2010	11.492168	12.380379	7.73%	0
2009*	10.000000	11.492168	14.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.242541	12.869880	-2.81%	0
2010	12.049283	13.242541	9.90%	0
2009*	10.000000	12.049283	20.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.997676	12.115229	0.98%	0
2010	11.549430	11.997676	3.88%	0
2009	10.792642	11.549430	7.01%	0
2008	11.706779	10.792642	-7.81%	0
2007	11.325309	11.706779	3.37%	0
2006	10.873772	11.325309	4.15%	0
2005	10.729004	10.873772	1.35%	0
2004	10.450593	10.729004	2.66%	0
2003	9.872402	10.450593	5.86%	0
2002*	10.000000	9.872402	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.738124	12.491556	-1.94%	0
2010	11.707035	12.738124	8.81%	0
2009	10.016980	11.707035	16.87%	0
2008	13.295057	10.016980	-24.66%	0
2007	12.827968	13.295057	3.64%	0
2006	11.742570	12.827968	9.24%	0
2005	11.362127	11.742570	3.35%	0
2004	10.573837	11.362127	7.46%	0
2003	8.978240	10.573837	17.77%	0
2002*	10.000000	8.978240	-10.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.026476	12.507692	-3.98%	0
2010	11.768230	13.026476	10.69%	0
2009	9.643797	11.768230	22.03%	0
2008	14.328837	9.643797	-32.70%	0
2007	13.761487	14.328837	4.12%	0
2006	12.246540	13.761487	12.37%	0
2005	11.658524	12.246540	5.04%	0
2004	10.602160	11.658524	9.96%	0
2003	8.533634	10.602160	24.24%	0
2002*	10.000000	8.533634	-14.66%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.537192	12.553192	0.13%	0
2010	11.776930	12.537192	6.46%	0
2009	10.479109	11.776930	12.38%	0
2008	12.573775	10.479109	-16.66%	0
2007	12.109113	12.573775	3.84%	0
2006	11.384121	12.109113	6.37%	0
2005	11.105782	11.384121	2.51%	0
2004	10.564539	11.105782	5.12%	0
2003	9.471588	10.564539	11.54%	0
2002*	10.000000	9.471588	-5.28%	0

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.762172	13.199645	-4.09%	0
2010	12.893924	13.762172	6.73%	0
2009*	10.000000	12.893924	28.94%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.184783	19.298173	-4.39%	0
2010	16.303540	20.184783	23.81%	0
2009	12.152558	16.303540	34.16%	0
2008	19.498034	12.152558	-37.67%	0
2007	18.480673	19.498034	5.50%	0
2006	17.142369	18.480673	7.81%	0
2005	15.587433	17.142369	9.98%	0
2004	13.729366	15.587433	13.53%	0
2003	10.393469	13.729366	32.10%	0
2002	12.509403	10.393469	-16.91%	471
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.691108	10.488538	-1.89%	0
2010	10.898159	10.691108	-1.90%	0
2009	11.104573	10.898159	-1.86%	0
2008	11.091854	11.104573	0.11%	0
2007	10.790701	11.091854	2.79%	0
2006	10.522423	10.790701	2.55%	0
2005	10.446928	10.522423	0.72%	0
2004	10.563553	10.446928	-1.10%	0
2003	10.701197	10.563553	-1.29%	0
2002	10.777889	10.701197	-0.71%	6,633
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.385650	14.895990	3.55%	0
2010	13.260251	14.385650	8.49%	0
2009	10.867491	13.260251	22.02%	0
2008	13.394031	10.867491	-18.86%	0
2007	13.051225	13.394031	2.63%	0
2006	12.689357	13.051225	2.85%	0
2005	12.658477	12.689357	0.24%	0
2004	12.112226	12.658477	4.51%	0
2003	11.012457	12.112226	9.99%	0
2002	10.471032	11.012457	5.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.078532	8.072095	-11.09%	0
2010	8.115127	9.078532	11.87%	0
2009	6.062087	8.115127	33.87%	0
2008*	10.000000	6.062087	-39.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.117451	12.440745	-17.71%	0
2010	14.522347	15.117451	4.10%	0
2009	11.401635	14.522347	27.37%	0
2008	21.657693	11.401635	-47.36%	0
2007	21.450698	21.657693	0.96%	0
2006	17.813067	21.450698	20.42%	364
2005	16.203883	17.813067	9.93%	2,788
2004	13.734777	16.203883	17.98%	2,788
2003*	10.000000	13.734777	37.35%	2,809

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.064773	8.634450	-4.75%	0
2010	7.999467	9.064773	13.32%	0
2009	6.283377	7.999467	27.31%	0
2008*	10.000000	6.283377	-37.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.381386	9.590721	-7.62%	0
2010*	10.000000	10.381386	3.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.664819	7.982597	-7.87%	0
2010	7.834012	8.664819	10.61%	0
2009	6.267659	7.834012	24.99%	0
2008*	10.000000	6.267659	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.618619	9.037104	-6.05%	0
2010	7.731295	9.618619	24.41%	0
2009	6.199597	7.731295	24.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.546287	8.948400	-6.26%	0
2010	7.694421	9.546287	24.07%	0
2009	6.190195	7.694421	24.30%	0
2008*	10.000000	6.190195	-38.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.021648	9.603374	-4.17%	0
2010	8.539166	10.021648	17.36%	0
2009	6.671710	8.539166	27.99%	0
2008*	10.000000	6.671710	-33.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.054543	12.723961	-2.53%	0
2010	10.607693	13.054543	23.07%	0
2009	8.483490	10.607693	25.04%	0
2008	16.140649	8.483490	-47.44%	0
2007	14.993105	16.140649	7.65%	0
2006	14.807889	14.993105	1.25%	0
2005	13.963999	14.807889	6.04%	0
2004	12.550621	13.963999	11.26%	0
2003	9.528413	12.550621	31.72%	2,353
2002	14.560133	9.528413	-34.56%	2,353
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.066208	20.550067	-6.87%	0
2010	17.766470	22.066208	24.20%	0
2009	14.348992	17.766470	23.82%	0
2008	21.559228	14.348992	-33.44%	0
2007	23.606753	21.559228	-8.67%	0
2006	20.514908	23.606753	15.07%	0
2005	20.287630	20.514908	1.12%	584
2004	17.630611	20.287630	15.07%	584
2003	11.457422	17.630611	53.88%	2,085
2002	16.035460	11.457422	-28.55%	2,928

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.592138	20.005094	-7.35%	0
2010	17.563039	21.592138	22.94%	0
2009	13.290967	17.563039	32.14%	0
2008	21.919930	13.290967	-39.37%	0
2007	21.880348	21.919930	0.18%	0
2006	19.906540	21.880348	9.92%	1,328
2005	18.065673	19.906540	10.19%	650
2004	15.472238	18.065673	16.76%	650
2003	11.184395	15.472238	38.34%	2,242
2002	13.791138	11.184395	-18.90%	2,667
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.781998	8.661036	-1.38%	0
2010	7.890688	8.781998	11.30%	0
2009	6.378855	7.890688	23.70%	0
2008	11.126179	6.378855	-42.67%	0
2007	10.485028	11.126179	6.11%	0
2006	9.405708	10.485028	11.48%	0
2005	8.923294	9.405708	5.41%	0
2004	8.287900	8.923294	7.67%	0
2003	6.625425	8.287900	25.09%	0
2002	8.172057	6.625425	-18.93%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.137267	9.546776	4.48%	0
2010	7.154609	9.137267	27.71%	0
2009	5.574423	7.154609	28.35%	0
2008*	10.000000	5.574423	-44.26%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.364036	10.299643	-0.62%	0
2010	10.315146	10.364036	0.47%	0
2009	9.816966	10.315146	5.07%	0
2008*	10.000000	9.816966	-1.83%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.425459	11.534051	-14.09%	0
2010	12.868657	13.425459	4.33%	0
2009*	10.000000	12.868657	28.69%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.765228	8.399063	-4.18%	0
2010	7.717613	8.765228	13.57%	0
2009	6.119917	7.717613	26.11%	0
2008	9.901315	6.119917	-38.19%	0
2007	10.322987	9.901315	-4.08%	0
2006	9.078368	10.322987	13.71%	1,531
2005	8.876690	9.078368	2.27%	3,244
2004	7.700955	8.876690	15.27%	3,244
2003	5.972569	7.700955	28.94%	0
2002	8.133455	5.972569	-26.57%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.051591	9.889606	-1.61%	0
2010	9.731920	10.051591	3.28%	0
2009	8.753758	9.731920	11.17%	0
2008	10.307529	8.753758	-15.07%	0
2007	10.029659	10.307529	2.77%	0
2006	9.811121	10.029659	2.23%	0
2005	9.858331	9.811121	-0.48%	0
2004	9.971565	9.858331	-1.14%	0
2003*	10.000000	9.971565	-0.28%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.370457	11.036549	-2.94%	0
2010	9.690136	11.370457	17.34%	0
2009	8.046849	9.690136	20.42%	0
2008	13.552750	8.046849	-40.63%	0
2007	13.745946	13.552750	-1.41%	0
2006	13.312320	13.745946	3.26%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.807012	12.177120	-4.92%	0
2010	10.626212	12.807012	20.52%	0
2009	8.241894	10.626212	28.93%	0
2008	13.874273	8.241894	-40.60%	0
2007	13.143764	13.874273	5.56%	0
2006	11.783005	13.143764	11.55%	0
2005	11.239804	11.783005	4.83%	0
2004*	10.000000	11.239804	12.40%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.475798	18.426418	-10.01%	0
2010	17.997084	20.475798	13.77%	0
2009	13.132463	17.997084	37.04%	0
2008	22.384636	13.132463	-41.33%	0
2007	21.460476	22.384636	4.31%	0
2006	18.587129	21.460476	15.46%	1,442
2005	16.570216	18.587129	12.17%	2,929
2004	14.170841	16.570216	16.93%	2,929
2003*	10.000000	14.170841	41.71%	2,929
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.660697	11.390831	-10.03%	0
2010	11.128954	12.660697	13.76%	0
2009	8.116450	11.128954	37.12%	0
2008	13.833378	8.116450	-41.33%	0
2007	13.264567	13.833378	4.29%	0
2006	11.488228	13.264567	15.46%	0
2005	10.244297	11.488228	12.14%	0
2004	8.763286	10.244297	16.90%	0
2003	6.245795	8.763286	40.31%	0
2002	8.176890	6.245795	-23.62%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.762876	2.659547	-3.74%	0
2010	2.455744	2.762876	12.51%	0
2009	1.974937	2.455744	24.35%	0
2008	9.537892	1.974937	-79.29%	0
2007*	10.000000	9.537892	-4.62%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.973195	2.848657	-4.19%	0
2010	2.639729	2.973195	12.63%	0
2009	2.147226	2.639729	22.94%	0
2008	10.263387	2.147226	-79.08%	0
2007	10.473904	10.263387	-2.01%	0
2006*	10.000000	10.473904	4.74%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.391466	9.212066	-1.91%	0
2010	8.245107	9.391466	13.90%	0
2009	6.551646	8.245107	25.85%	0
2008	10.854537	6.551646	-39.64%	0
2007	10.597115	10.854537	2.43%	0
2006	9.390774	10.597115	12.85%	0
2005	9.032316	9.390774	3.97%	0
2004	8.411542	9.032316	7.38%	0
2003	6.766391	8.411542	24.31%	0
2002	8.494330	6.766391	-20.34%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.597722	9.207414	-4.07%	0
2010	7.927843	9.597722	21.06%	0
2009	5.890447	7.927843	34.59%	0
2008	9.658559	5.890447	-39.01%	0
2007	9.967258	9.658559	-3.10%	0
2006*	10.000000	9.967258	-0.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.116493	9.041629	-0.82%	0
2010	7.290523	9.116493	25.05%	0
2009	5.604300	7.290523	30.09%	0
2008	11.216980	5.604300	-50.04%	0
2007	10.754411	11.216980	4.30%	0
2006	10.647470	10.754411	1.00%	0
2005	9.661983	10.647470	10.20%	0
2004	8.222845	9.661983	17.50%	0
2003	6.674005	8.222845	23.21%	0
2002	9.421935	6.674005	-29.17%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.616366	12.355389	6.36%	0
2010	10.826649	11.616366	7.29%	0
2009*	10.000000	10.826649	8.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.253389	11.151424	-0.91%	0
2010	10.905794	11.253389	3.19%	0
2009*	10.000000	10.905794	9.06%	0

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.502017	11.372924	8.29%	0
2010*	10.000000	10.502017	5.02%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.680662	11.070056	3.65%	0
2010	10.161470	10.680662	5.11%	0
2009	9.447078	10.161470	7.56%	0
2008	10.724487	9.447078	-11.91%	0
2007	10.367933	10.724487	3.44%	0
2006*	10.000000	10.367933	3.68%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.513796	28.890764	5.00%	0
2010	25.556048	27.513796	7.66%	0
2009	20.006837	25.556048	27.74%	0
2008	23.986894	20.006837	-16.59%	0
2007	22.954535	23.986894	4.50%	0
2006	21.115803	22.954535	8.71%	0
2005	19.174523	21.115803	10.12%	1,492
2004	17.758937	19.174523	7.97%	1,492
2003	14.157666	17.758937	25.44%	1,492
2002	13.213325	14.157666	7.15%	1,492
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.741650	23.853013	-27.15%	0
2010	26.312651	32.741650	24.43%	0
2009	12.581837	26.312651	109.13%	0
2008	36.417891	12.581837	-65.45%	0
2007	26.978611	36.417891	34.99%	0
2006	19.714010	26.978611	36.85%	0
2005	15.223485	19.714010	29.50%	0
2004	12.326720	15.223485	23.50%	0
2003	8.149155	12.326720	51.26%	0
2002	8.555421	8.149155	-4.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	42.392382	34.746412	-18.04%	0
2010	33.437147	42.392382	26.78%	0
2009	21.636393	33.437147	54.54%	0
2008	40.940303	21.636393	-47.15%	0
2007	28.713761	40.940303	42.58%	0
2006	23.510115	28.713761	22.13%	0
2005	15.799703	23.510115	48.80%	0
2004	12.964418	15.799703	21.87%	0
2003	9.127452	12.964418	42.04%	0
2002	9.575679	9.127452	-4.68%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.209683	15.171283	-6.41%	0
2010	13.033842	16.209683	24.37%	0
2009*	10.000000	13.033842	30.34%	0

Additional Contract Options Elected - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.777825	15.017460	-10.49%	0
2010	13.530846	16.777825	24.00%	0
2009	9.683355	13.530846	39.73%	0
2008	15.386854	9.683355	-37.07%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.003612	13.139258	9.46%	0
2010	11.657993	12.003612	2.96%	0
2009	10.798896	11.657993	7.96%	0
2008	11.202885	10.798896	-3.61%	0
2007	10.446805	11.202885	7.24%	0
2006	10.498201	10.446805	-0.49%	0
2005	10.552410	10.498201	-0.51%	0
2004	10.181634	10.552410	3.64%	0
2003*	10.000000	10.181634	1.82%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.019218	9.109655	1.00%	0
2010	8.066661	9.019218	11.81%	0
2009	6.973518	8.066661	15.68%	0
2008	10.884237	6.973518	-35.93%	0
2007	11.120804	10.884237	-2.13%	0
2006	9.696030	11.120804	14.69%	0
2005	9.460244	9.696030	2.49%	0
2004	8.547597	9.460244	10.68%	0
2003	6.746126	8.547597	26.70%	0
2002	8.542208	6.746126	-21.03%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.596669	11.280625	-2.73%	0
2010	9.927730	11.596669	16.81%	0
2009	7.799843	9.927730	27.28%	0
2008	10.526222	7.799843	-25.90%	0
2007	11.001395	10.526222	-4.32%	0
2006*	10.000000	11.001395	10.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.912985	12.188370	-5.61%	0
2010	12.010714	12.912985	7.51%	0
2009*	10.000000	12.010714	20.11%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.267701	14.054432	-1.49%	0
2010	11.576230	14.267701	23.25%	0
2009	9.452842	11.576230	22.46%	0
2008	13.969607	9.452842	-32.33%	0
2007	14.357676	13.969607	-2.70%	0
2006	12.811123	14.357676	12.07%	0
2005	12.196229	12.811123	5.04%	0
2004	10.215680	12.196229	19.39%	0
2003	7.569450	10.215680	34.96%	0
2002*	10.000000	7.569450	-24.31%	0

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.583811	7.495619	-1.16%	1,524
2010	6.743326	7.583811	12.46%	1,524
2009	5.147022	6.743326	31.01%	1,524
2008	8.013618	5.147022	-35.77%	1,524
2007	7.591231	8.013618	5.56%	1,524
2006	7.096725	7.591231	6.97%	1,524
2005	6.992022	7.096725	1.50%	1,524
2004	6.720932	6.992022	4.03%	1,524
2003	5.445448	6.720932	23.42%	1,524
2002	7.824478	5.445448	-30.40%	1,524
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.741981	8.723932	-0.21%	0
2010	7.771615	8.741981	12.49%	0
2009	6.280369	7.771615	23.74%	0
2008	10.200843	6.280369	-38.43%	0
2007	9.895472	10.200843	3.09%	0
2006	8.746439	9.895472	13.14%	0
2005	8.528816	8.746439	2.55%	0
2004	7.869869	8.528816	8.37%	0
2003	6.259089	7.869869	25.74%	3,498
2002	8.230945	6.259089	-23.96%	3,515
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.020623	10.700261	6.78%	0
2010	8.871305	10.020623	12.96%	0
2009	7.389870	8.871305	20.05%	0
2008	10.709550	7.389870	-31.00%	0
2007	10.206902	10.709550	4.92%	0
2006	8.945861	10.206902	14.10%	0
2005	8.749492	8.945861	2.24%	0
2004	8.503490	8.749492	2.89%	0
2003	7.164595	8.503490	18.69%	0
2002	8.782702	7.164595	-18.42%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.764346	14.791148	0.18%	0
2010	13.891864	14.764346	6.28%	0
2009	11.776049	13.891864	17.97%	0
2008	12.967573	11.776049	-9.19%	0
2007	12.564026	12.967573	3.21%	0
2006	12.314679	12.564026	2.02%	0
2005	12.410689	12.314679	-0.77%	0
2004	12.227793	12.410689	1.50%	0
2003	11.929514	12.227793	2.50%	0
2002	11.142163	11.929514	7.07%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.968111	10.713219	-2.32%	0
2010	9.932439	10.968111	10.43%	0
2009	8.167582	9.932439	21.61%	0
2008	11.129603	8.167582	-26.61%	0
2007	10.459496	11.129603	6.41%	0
2006*	10.000000	10.459496	4.59%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.544087	10.212216	-3.15%	0
2010	9.399722	10.544087	12.17%	0
2009	7.452019	9.399722	26.14%	0
2008	11.306894	7.452019	-34.09%	0
2007	10.479370	11.306894	7.90%	0
2006*	10.000000	10.479370	4.79%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.143499	9.668070	-4.69%	0
2010	8.927284	10.143499	13.62%	0
2009	6.935916	8.927284	28.71%	0
2008	11.435608	6.935916	-39.35%	0
2007	10.499414	11.435608	8.92%	0
2006*	10.000000	10.499414	4.99%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.026105	9.310282	-7.14%	0
2010	8.590151	10.026105	16.72%	0
2009	5.942793	8.590151	44.55%	0
2008	13.307433	5.942793	-55.34%	0
2007	9.329305	13.307433	42.64%	0
2006*	10.000000	9.329305	-6.71%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.106441	9.984688	-1.20%	1,346
2010	8.965123	10.106441	12.73%	1,346
2009	7.038920	8.965123	27.37%	1,346
2008	12.543105	7.038920	-43.88%	1,346
2007	12.628064	12.543105	-0.67%	1,346
2006	10.735822	12.628064	17.63%	1,346
2005	10.363157	10.735822	3.60%	1,346
2004	9.498796	10.363157	9.10%	4,542
2003	7.446930	9.498796	27.55%	4,089
2002	9.159972	7.446930	-18.70%	1,883
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.227155	8.070220	-1.91%	1,420
2010	6.770438	8.227155	21.52%	1,420
2009	5.393870	6.770438	25.52%	1,420
2008	10.436772	5.393870	-48.32%	1,420
2007	8.399362	10.436772	24.26%	1,420
2006	8.033852	8.399362	4.55%	1,420
2005	7.761188	8.033852	3.51%	1,420
2004	7.673205	7.761188	1.15%	5,387
2003	5.899618	7.673205	30.06%	9,228
2002	8.629292	5.899618	-31.63%	6,698

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.823290	11.018175	1.80%	0
2010	9.710790	10.823290	11.46%	0
2009	6.895406	9.710790	40.83%	0
2008	9.394378	6.895406	-26.60%	0
2007	9.343831	9.394378	0.54%	0
2006	8.579779	9.343831	8.91%	0
2005	8.543293	8.579779	0.43%	0
2004	7.967694	8.543293	7.22%	6,395
2003	6.406466	7.967694	24.37%	11,582
2002	6.312150	6.406466	1.49%	12,566
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.245070	11.455203	1.87%	0
2010	10.100374	11.245070	11.33%	0
2009	7.164231	10.100374	40.98%	0
2008	9.749568	7.164231	-26.52%	0
2007*	10.000000	9.749568	-2.50%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.147097	12.756504	5.02%	0
2010	11.516854	12.147097	5.47%	0
2009	10.164628	11.516854	13.30%	0
2008	10.736536	10.164628	-5.33%	0
2007	10.519427	10.736536	2.06%	0
2006	10.296235	10.519427	2.17%	0
2005	10.296928	10.296235	-0.01%	0
2004	10.077187	10.296928	2.18%	0
2003*	10.000000	10.077187	0.77%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.362733	9.937352	-12.54%	0
2010	9.013215	11.362733	26.07%	0
2009	6.572006	9.013215	37.15%	0
2008	11.092167	6.572006	-40.75%	0
2007	9.806795	11.092167	13.11%	0
2006*	10.000000	9.806795	-1.93%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.273982	9.140591	-18.92%	1,497
2010	10.186256	11.273982	10.68%	1,497
2009	8.224965	10.186256	23.85%	1,497
2008	14.959481	8.224965	-45.02%	1,497
2007	13.031869	14.959481	14.79%	1,497
2006	11.279497	13.031869	15.54%	1,497
2005	9.678616	11.279497	16.54%	1,497
2004	8.706766	9.678616	11.16%	1,497
2003	6.207036	8.706766	40.27%	1,497
2002	7.955555	6.207036	-21.98%	1,497

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.975150	11.320433	-19.00%	0
2010	12.624873	13.975150	10.70%	0
2009	10.189818	12.624873	23.90%	0
2008	18.537412	10.189818	-45.03%	0
2007	16.146223	18.537412	14.81%	0
2006	13.974726	16.146223	15.54%	0
2005	11.996049	13.974726	16.49%	0
2004	10.790672	11.996049	11.17%	2,534
2003	7.690083	10.790672	40.32%	0
2002*	10.000000	7.690083	-23.10%	3,718
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.801854	12.323130	-10.71%	0
2010	11.142679	13.801854	23.86%	0
2009	7.227523	11.142679	54.17%	0
2008	15.113887	7.227523	-52.18%	0
2007	14.613642	15.113887	3.42%	0
2006	12.839023	14.613642	13.82%	0
2005	12.780448	12.839023	0.46%	0
2004	11.446763	12.780448	11.65%	0
2003	7.405989	11.446763	54.56%	0
2002*	10.000000	7.405989	-25.94%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.354435	11.387360	0.29%	0
2010	10.288120	11.354435	10.36%	0
2009	7.746080	10.288120	32.82%	0
2008	11.242463	7.746080	-31.10%	0
2007	11.063397	11.242463	1.62%	0
2006*	10.000000	11.063397	10.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.071961	9.494890	-5.73%	0
2010	8.019319	10.071961	25.60%	0
2009	6.338993	8.019319	26.51%	0
2008	9.662049	6.338993	-34.39%	0
2007	10.105944	9.662049	-4.39%	0
2006*	10.000000	10.105944	1.06%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.044914	8.723232	-3.56%	0
2010	8.375293	9.044914	8.00%	0
2009	6.564641	8.375293	27.58%	0
2008*	10.000000	6.564641	-34.35%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.073298	9.950586	-17.58%	0
2010	10.488741	12.073298	15.11%	0
2009	6.202797	10.488741	69.10%	0
2008	13.380927	6.202797	-53.64%	0
2007	10.615926	13.380927	26.05%	0
2006*	10.000000	10.615926	6.16%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.176436	8.903614	-12.51%	0
2010	9.583583	10.176436	6.19%	0
2009	7.131437	9.583583	34.39%	0
2008	12.214802	7.131437	-41.62%	0
2007	10.803138	12.214802	13.07%	0
2006*	10.000000	10.803138	8.03%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.319432	14.881565	-2.86%	0
2010	13.673681	15.319432	12.04%	0
2009	11.761924	13.673681	16.25%	0
2008	11.306330	11.761924	4.03%	0
2007	10.397135	11.306330	8.74%	0
2006*	10.000000	10.397135	3.97%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.075978	19.157027	-9.10%	0
2010	19.799131	21.075978	6.45%	0
2009	16.164648	19.799131	22.48%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.895189	8.108337	-8.85%	1,996
2010	8.528645	8.895189	4.30%	1,996
2009	5.963137	8.528645	43.02%	1,996
2008	10.932359	5.963137	-45.45%	1,996
2007	8.169437	10.932359	33.82%	1,996
2006	7.643179	8.169437	6.89%	1,996
2005	6.932196	7.643179	10.26%	1,996
2004	5.999277	6.932196	15.55%	1,996
2003	5.094038	5.999277	17.77%	1,996
2002	6.186133	5.094038	-17.65%	4,832
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.582091	4.099734	-10.53%	0
2010	3.760467	4.582091	21.85%	0
2009	2.446926	3.760467	53.68%	0
2008	4.458950	2.446926	-45.12%	0
2007	3.741031	4.458950	19.19%	0
2006	3.541860	3.741031	5.62%	0
2005	3.241370	3.541860	9.27%	0
2004	3.290581	3.241370	-1.50%	0
2003	2.293462	3.290581	43.48%	0
2002	3.964208	2.293462	-42.15%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.861656	10.512437	-33.72%	0
2010	12.952781	15.861656	22.46%	0
2009	7.384616	12.952781	75.40%	0
2008	15.782874	7.384616	-53.21%	0
2007	12.587891	15.782874	25.38%	0
2006	8.763918	12.587891	43.63%	0
2005	6.780873	8.763918	29.24%	0
2004	5.832790	6.780873	16.25%	0
2003	4.426214	5.832790	31.78%	0
2002	6.086848	4.426214	-27.28%	0

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.663794	13.673484	0.07%	0
2010	11.299330	13.663794	20.93%	0
2009	9.105024	11.299330	24.10%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.711149	12.393015	-2.50%	0
2010	11.668249	12.711149	8.94%	0
2009	9.728326	11.668249	19.94%	0
2008	14.767554	9.728326	-34.12%	0
2007	14.014107	14.767554	5.38%	0
2006	11.872058	14.014107	18.04%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.695520	10.290473	-3.79%	0
2010*	10.000000	10.695520	6.96%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.493388	5.343854	-2.72%	0
2010	4.703038	5.493388	16.81%	0
2009	3.597364	4.703038	30.74%	0
2008	5.992165	3.597364	-39.97%	0
2007	5.117956	5.992165	17.08%	0
2006	4.921251	5.117956	4.00%	0
2005	4.717297	4.921251	4.32%	0
2004	4.452803	4.717297	5.94%	0
2003	3.424662	4.452803	30.02%	0
2002	4.905344	3.424662	-30.19%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.772513	13.577979	-1.41%	0
2010	12.392072	13.772513	11.14%	0
2009*	10.000000	12.392072	23.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.875579	9.763427	-1.14%	0
2010	9.000512	9.875579	9.72%	0
2009	7.445547	9.000512	20.88%	0
2008	10.824700	7.445547	-31.22%	0
2007	10.412999	10.824700	3.95%	0
2006*	10.000000	10.412999	4.13%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.555724	10.931779	3.56%	0
2010	10.167548	10.555724	3.82%	0
2009	9.255754	10.167548	9.85%	0
2008	10.484532	9.255754	-11.72%	0
2007	10.395160	10.484532	0.86%	0
2006*	10.000000	10.395160	3.95%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.886326	9.670813	-11.17%	0
2010	9.985564	10.886326	9.02%	0
2009	7.199342	9.985564	38.70%	0
2008	11.978384	7.199342	-39.90%	0
2007	10.694225	11.978384	12.01%	0
2006*	10.000000	10.694225	6.94%	0

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.634207	8.994660	-6.64%	0
2010	8.321680	9.634207	15.77%	0
2009	6.121705	8.321680	35.94%	0
2008	11.203628	6.121705	-45.36%	0
2007	10.223017	11.203628	9.59%	0
2006*	10.000000	10.223017	2.23%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.235629	7.886775	-4.24%	0
2010	7.576352	8.235629	8.70%	0
2009	5.918499	7.576352	28.01%	0
2008	9.756266	5.918499	-39.34%	0
2007*	10.000000	9.756266	-2.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.186193	14.426591	1.69%	0
2010	12.799312	14.186193	10.84%	0
2009	8.950064	12.799312	43.01%	0
2008	12.689152	8.950064	-29.47%	0
2007	12.562376	12.689152	1.01%	0
2006	11.595056	12.562376	8.34%	0
2005	11.561839	11.595056	0.29%	0
2004	10.721266	11.561839	7.84%	2,247
2003	8.951783	10.721266	19.77%	3,288
2002	8.853567	8.951783	1.11%	915
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.712686	12.926792	1.68%	0
2010	11.469253	12.712686	10.84%	0
2009	8.015516	11.469253	43.09%	0
2008	11.381340	8.015516	-29.57%	0
2007	11.263973	11.381340	1.04%	0
2006	10.397061	11.263973	8.34%	0
2005*	10.000000	10.397061	3.97%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.671253	7.506907	-13.43%	0
2010	7.657493	8.671253	13.24%	0
2009	5.110953	7.657493	49.83%	0
2008*	10.000000	5.110953	-48.89%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.503068	9.012630	-5.16%	0
2010	7.850554	9.503068	21.05%	0
2009	6.093352	7.850554	28.84%	0
2008*	10.000000	6.093352	-39.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.012456	8.264930	-8.29%	0
2010	8.003883	9.012456	12.60%	0
2009	6.324797	8.003883	26.55%	0
2008*	10.000000	6.324797	-36.75%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.000579	9.664236	-3.36%	0
2010	9.247492	10.000579	8.14%	0
2009	7.879262	9.247492	17.36%	0
2008*	10.000000	7.879262	-21.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.587191	9.067261	-5.42%	0
2010	8.708785	9.587191	10.09%	0
2009	7.160724	8.708785	21.62%	0
2008*	10.000000	7.160724	-28.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450358	10.381053	-0.66%	0
2010	9.989661	10.450358	4.61%	0
2009	9.023775	9.989661	10.70%	0
2008*	10.000000	9.023775	-9.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.794617	9.370438	-4.33%	0
2010	8.978578	9.794617	9.09%	0
2009	7.516739	8.978578	19.45%	0
2008*	10.000000	7.516739	-24.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.356738	8.737123	-6.62%	0
2010	8.430273	9.356738	10.99%	0
2009	6.799494	8.430273	23.98%	0
2008*	10.000000	6.799494	-32.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.165246	9.930383	-2.31%	0
2010	9.518084	10.165246	6.80%	0
2009	8.257336	9.518084	15.27%	0
2008*	10.000000	8.257336	-17.43%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.959942	11.443906	4.42%	0
2010	10.451751	10.959942	4.86%	0
2009	9.808813	10.451751	6.55%	0
2008*	10.000000	9.808813	-1.91%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.827538	12.286392	3.88%	0
2010	11.168792	11.827538	5.90%	0
2009	9.792877	11.168792	14.05%	0
2008*	10.000000	9.792877	-2.07%	0

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.908913	18.179246	-23.96%	0
2010	21.010234	23.908913	13.80%	0
2009	13.134099	21.010234	59.97%	0
2008	31.748546	13.134099	-58.63%	0
2007	22.266948	31.748546	42.58%	0
2006	16.626514	22.266948	33.92%	0
2005	12.796711	16.626514	29.93%	0
2004	10.819976	12.796711	18.27%	0
2003	6.683831	10.819976	61.88%	0
2002	8.049848	6.683831	-16.97%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.686006	20.286239	-23.98%	0
2010	23.442771	26.686006	13.83%	0
2009	14.639448	23.442771	60.13%	0
2008	35.444242	14.639448	-58.70%	0
2007	24.864181	35.444242	42.55%	0
2006	18.575830	24.864181	33.85%	0
2005	14.295108	18.575830	29.95%	0
2004	12.085590	14.295108	18.28%	2,557
2003	7.467644	12.085590	61.84%	283
2002*	10.000000	7.467644	-25.32%	220
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.462558	15.194737	5.06%	0
2010	14.091387	14.462558	2.63%	0
2009	14.009637	14.091387	0.58%	0
2008	13.277796	14.009637	5.51%	0
2007	12.651515	13.277796	4.95%	1,413
2006	12.497968	12.651515	1.23%	1,413
2005	12.355580	12.497968	1.15%	1,413
2004	12.215658	12.355580	1.15%	0
2003	12.226769	12.215658	-0.09%	0
2002	11.247230	12.226769	8.71%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.948480	9.677159	-11.61%	0
2010	9.866113	10.948480	10.97%	0
2009	7.764747	9.866113	27.06%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.672839	15.620773	-11.61%	0
2010	15.928635	17.672839	10.95%	0
2009	12.540930	15.928635	27.01%	0
2008	23.728420	12.540930	-47.15%	0
2007	19.054507	23.728420	24.53%	0
2006	14.630990	19.054507	30.23%	0
2005	11.473949	14.630990	27.51%	0
2004	10.243769	11.473949	12.01%	0
2003	7.727570	10.243769	32.56%	3,086
2002*	10.000000	7.727570	-22.72%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.557418	7.305161	-14.63%	0
2010	8.134549	8.557418	5.20%	0
2009	6.457403	8.134549	25.97%	0
2008	11.584740	6.457403	-44.26%	0
2007	10.813290	11.584740	7.13%	0
2006*	10.000000	10.813290	8.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.815201	12.059466	-5.90%	80
2010	11.413527	12.815201	12.28%	369
2009	9.160292	11.413527	24.60%	382
2008	14.808204	9.160292	-38.14%	426
2007	14.269599	14.808204	3.77%	347
2006	12.464792	14.269599	14.48%	681
2005	11.789789	12.464792	5.73%	1,097
2004	10.555870	11.789789	11.69%	0
2003	8.172252	10.555870	29.17%	0
2002*	10.000000	8.172252	-18.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.348836	12.203251	-1.18%	0
2010	11.480434	12.348836	7.56%	0
2009*	10.000000	11.480434	14.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.208826	12.817529	-2.96%	0
2010	12.036988	13.208826	9.74%	0
2009*	10.000000	12.036988	20.37%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.834843	11.932570	0.83%	41
2010	11.410125	11.834843	3.72%	190
2009	10.678782	11.410125	6.85%	186
2008	11.601017	10.678782	-7.95%	171
2007	11.240282	11.601017	3.21%	231
2006	10.808627	11.240282	3.99%	425
2005	10.681004	10.808627	1.19%	607
2004	10.419761	10.681004	2.51%	0
2003	9.858342	10.419761	5.69%	0
2002*	10.000000	9.858342	-1.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.565287	12.303264	-2.09%	1,198
2010	11.565861	12.565287	8.64%	1,584
2009	9.911326	11.565861	16.69%	1,590
2008	13.174998	9.911326	-24.77%	507
2007	12.731689	13.174998	3.48%	531
2006	11.672236	12.731689	9.08%	1,009
2005	11.311318	11.672236	3.19%	1,531
2004	10.542661	11.311318	7.29%	0
2003	8.965450	10.542661	17.59%	0
2002*	10.000000	8.965450	-10.35%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.849654	12.319077	-4.13%	0
2010	11.626250	12.849654	10.52%	0
2009	9.542030	11.626250	21.84%	0
2008	14.199386	9.542030	-32.80%	0
2007	13.658165	14.199386	3.96%	0
2006	12.173144	13.658165	12.20%	0
2005	11.606341	12.173144	4.88%	0
2004	10.570861	11.606341	9.80%	0
2003	8.521461	10.570861	24.05%	0
2002*	10.000000	8.521461	-14.79%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.367031	12.363931	-0.03%	0
2010	11.634865	12.367031	6.29%	0
2009	10.368554	11.634865	12.21%	0
2008	12.460192	10.368554	-16.79%	0
2007	12.018192	12.460192	3.68%	0
2006	11.315902	12.018192	6.21%	0
2005	11.056083	11.315902	2.35%	0
2004	10.533364	11.056083	4.96%	89
2003	9.458089	10.533364	11.37%	1,219
2002*	10.000000	9.458089	-5.42%	29,893
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.727135	13.145948	-4.23%	0
2010	12.880774	13.727135	6.57%	0
2009*	10.000000	12.880774	28.81%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.827635	18.927786	-4.54%	0
2010	16.039558	19.827635	23.62%	0
2009	11.974103	16.039558	33.95%	0
2008	19.241216	11.974103	-37.77%	0
2007	18.265332	19.241216	5.34%	972
2006	16.968499	18.265332	7.64%	972
2005	15.452880	16.968499	9.81%	972
2004	13.631684	15.452880	13.36%	3,908
2003	10.335306	13.631684	31.89%	3,624
2002	12.458494	10.335306	-17.04%	3,527
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.501875	10.287176	-2.04%	47
2010	10.721650	10.501875	-2.05%	213
2009	10.941452	10.721650	-2.01%	196
2008	10.945655	10.941452	-0.04%	160
2007	10.664869	10.945655	2.63%	128
2006	10.415600	10.664869	2.39%	201
2005	10.356664	10.415600	0.57%	371
2004	10.488319	10.356664	-1.26%	1,695
2003	10.641254	10.488319	-1.44%	2,489
2002	10.733926	10.641254	-0.86%	2,639

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.131231	14.610235	3.39%	0
2010	13.045682	14.131231	8.32%	0
2009	10.707996	13.045682	21.83%	0
2008	13.217667	10.707996	-18.99%	0
2007	12.899216	13.217667	2.47%	0
2006	12.560707	12.899216	2.69%	0
2005	12.549283	12.560707	0.09%	0
2004	12.026120	12.549283	4.35%	1,055
2003	10.950902	12.026120	9.82%	1,708
2002	10.428441	10.950902	5.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.041554	8.026932	-11.22%	0
2010	8.094439	9.041554	11.70%	0
2009	6.055886	8.094439	33.66%	0
2008*	10.000000	6.055886	-39.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.941092	12.276818	-17.83%	0
2010	14.374884	14.941092	3.94%	0
2009	11.303147	14.374884	27.18%	0
2008	21.503583	11.303147	-47.44%	0
2007	21.330878	21.503583	0.81%	0
2006	17.740610	21.330878	20.24%	0
2005	16.162608	17.740610	9.76%	0
2004	13.720758	16.162608	17.80%	0
2003*	10.000000	13.720758	37.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.027836	8.586148	-4.89%	0
2010	7.979063	9.027836	13.14%	0
2009	6.276951	7.979063	27.12%	0
2008*	10.000000	6.276951	-37.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.370720	9.566242	-7.76%	0
2010*	10.000000	10.370720	3.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.629506	7.937921	-8.01%	0
2010	7.814020	8.629506	10.44%	0
2009	6.261242	7.814020	24.80%	0
2008*	10.000000	6.261242	-37.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.579435	8.986549	-6.19%	0
2010	7.711571	9.579435	24.22%	0
2009	6.193248	7.711571	24.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.507383	8.898342	-6.41%	1,707
2010	7.674790	9.507383	23.88%	1,707
2009	6.183862	7.674790	24.11%	1,707
2008*	10.000000	6.183862	-38.16%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.980860	9.549696	-4.32%	1,687
2010	8.517404	9.980860	17.18%	1,687
2009	6.664890	8.517404	27.80%	1,687
2008*	10.000000	6.664890	-33.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.823545	12.479738	-2.68%	888
2010	10.435926	12.823545	22.88%	888
2009	8.358901	10.435926	24.85%	888
2008	15.928039	8.358901	-47.52%	888
2007	14.818391	15.928039	7.49%	888
2006	14.657700	14.818391	1.10%	888
2005	13.843455	14.657700	5.88%	888
2004	12.461332	13.843455	11.09%	1,097
2003	9.475089	12.461332	31.52%	1,158
2002	14.500883	9.475089	-34.66%	1,303
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.675806	20.155678	-7.01%	0
2010	17.478840	21.675806	24.01%	0
2009	14.138322	17.478840	23.63%	0
2008	21.275315	14.138322	-33.55%	0
2007	23.331781	21.275315	-8.81%	0
2006	20.306904	23.331781	14.90%	0
2005	20.112575	20.306904	0.97%	0
2004	17.505231	20.112575	14.89%	3,385
2003	11.393329	17.505231	53.64%	384
2002	15.970228	11.393329	-28.66%	357
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.210157	19.621202	-7.49%	911
2010	17.278718	21.210157	22.75%	911
2009	13.095835	17.278718	31.94%	911
2008	21.631279	13.095835	-39.46%	911
2007	21.625478	21.631279	0.03%	1,943
2006	19.704712	21.625478	9.75%	1,943
2005	17.909807	19.704712	10.02%	1,943
2004	15.326226	17.909807	16.58%	4,404
2003	11.121852	15.362226	38.13%	7,954
2002	13.735040	11.121852	-19.03%	4,834
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.626619	8.494807	-1.53%	0
2010	7.762951	8.626619	11.13%	0
2009	6.285199	7.762951	23.51%	0
2008	10.979662	6.285199	-42.76%	0
2007	10.362878	10.979662	5.95%	0
2006	9.310319	10.362878	11.31%	0
2005	8.846274	9.310319	5.25%	0
2004	8.228953	8.846274	7.50%	0
2003	6.588356	8.228953	24.90%	0
2002	8.138802	6.588356	-19.05%	0

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.099998	9.493346	4.32%	0
2010	7.136313	9.099998	27.52%	0
2009	5.568692	7.136313	28.15%	0
2008*	10.000000	5.568692	-44.31%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.321841	10.242058	-0.77%	0
2010	10.288878	10.321841	0.32%	0
2009	9.806953	10.288878	4.91%	0
2008*	10.000000	9.806953	-1.93%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.391270	11.487094	-14.22%	0
2010	12.855533	13.391270	4.17%	0
2009*	10.000000	12.855533	28.56%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.610106	8.237826	-4.32%	0
2010	7.592639	8.610106	13.40%	0
2009	6.030030	7.592639	25.91%	0
2008	9.770878	6.030030	-38.29%	0
2007	10.202686	9.770878	-4.23%	0
2006	8.986278	10.202686	13.54%	0
2005	8.800065	8.986278	2.12%	0
2004	7.646162	8.800065	15.09%	0
2003	5.939149	7.646162	28.74%	0
2002	8.100362	5.939149	-26.68%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.934332	9.759332	-1.76%	0
2010	9.633124	9.934332	3.13%	0
2009	8.678151	9.633124	11.00%	0
2008	10.234147	8.678151	-15.20%	0
2007	9.973597	10.234147	2.61%	0
2006	9.771163	9.973597	2.07%	0
2005	9.833172	9.771163	-0.63%	0
2004	9.961375	9.833172	-1.29%	0
2003*	10.000000	9.961375	-0.39%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.220628	10.874489	-3.08%	0
2010	9.577069	11.220628	17.16%	0
2009	7.965140	9.577069	20.24%	0
2008	13.435723	7.965140	-40.72%	0
2007	13.648238	13.435723	-1.56%	0
2006	13.237895	13.648238	3.10%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.677102	12.035204	-5.06%	0
2010	10.534507	12.677102	20.34%	0
2009	8.183285	10.534507	28.73%	0
2008	13.796770	8.183285	-40.69%	0
2007	13.090466	13.796770	5.40%	0
2006	11.753143	13.090466	11.38%	0
2005	11.228435	11.753143	4.67%	0
2004*	10.000000	11.228435	12.28%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.236986	18.183686	-10.15%	0
2010	17.814380	20.236986	13.60%	0
2009	13.019055	17.814380	36.83%	0
2008	22.225396	13.019055	-41.42%	0
2007	21.340637	22.225396	4.15%	0
2006	18.511544	21.340637	15.28%	0
2005	16.528020	18.511544	12.00%	0
2004	14.156384	16.528020	16.75%	173
2003*	10.000000	14.156384	41.56%	241
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.455685	11.189271	-10.17%	0
2010	10.965494	12.455685	13.59%	0
2009	8.009483	10.965494	36.91%	0
2008	13.672032	8.009483	-41.42%	0
2007	13.130042	13.672032	4.13%	2,349
2006	11.389082	13.130042	15.29%	2,349
2005	10.171389	11.389082	11.97%	2,349
2004	8.714241	10.171389	16.72%	0
2003	6.220335	8.714241	40.09%	0
2002	8.156044	6.220335	-23.73%	630
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.747381	2.640614	-3.89%	0
2010	2.445706	2.747381	12.33%	0
2009	1.969888	2.445706	24.15%	0
2008	9.528140	1.969888	-79.33%	0
2007*	10.000000	9.528140	-4.72%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.952012	2.824045	-4.33%	0
2010	2.624928	2.952012	12.46%	0
2009	2.138459	2.624928	22.75%	0
2008	10.237209	2.138459	-79.11%	0
2007	10.463286	10.237209	-2.16%	0
2006*	10.000000	10.463286	4.63%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.225324	9.035285	-2.06%	0
2010	8.111630	9.225324	13.73%	0
2009	6.455455	8.111630	25.66%	0
2008	10.711597	6.455455	-39.73%	0
2007	10.473670	10.711597	2.27%	0
2006	9.295556	10.473670	12.67%	0
2005	8.954387	9.295556	3.81%	0
2004	8.351719	8.954387	7.22%	0
2003	6.728539	8.351719	24.12%	3,144
2002	8.459776	6.728539	-20.46%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.529363	9.127862	-4.21%	0
2010	7.883415	9.529363	20.88%	0
2009	5.866406	7.883415	34.38%	0
2008	9.633917	5.866406	-39.11%	0
2007	9.957149	9.633917	-3.25%	0
2006*	10.000000	9.957149	-0.43%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.955185	8.868096	-0.97%	0
2010	7.172474	8.955185	24.85%	0
2009	5.521991	7.172474	29.89%	0
2008	11.069241	5.521991	-50.11%	0
2007	10.629106	11.069241	4.14%	0
2006	10.539493	10.629106	0.85%	0
2005	9.578595	10.539493	10.03%	0
2004	8.164347	9.578595	17.32%	0
2003	6.636658	8.164347	23.02%	2,780
2002	9.383576	6.636658	-29.27%	2,752
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.586746	12.305093	6.20%	0
2010	10.815580	11.586746	7.13%	0
2009*	10.000000	10.815580	8.16%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.224697	11.106030	-1.06%	0
2010	10.894646	11.224697	3.03%	0
2009*	10.000000	10.894646	8.95%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.491378	11.344069	8.13%	0
2010*	10.000000	10.491378	4.91%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.604660	10.974537	3.49%	0
2010	10.104598	10.604660	4.95%	0
2009	9.408588	10.104598	7.40%	0
2008	10.697155	9.408588	-12.05%	0
2007	10.357423	10.697155	3.28%	0
2006*	10.000000	10.357423	3.57%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	27.027260	28.336607	4.84%	0
2010	25.142559	27.027260	7.50%	0
2009	19.713247	25.142559	27.54%	0
2008	23.671112	19.713247	-16.72%	0
2007	22.687213	23.671112	4.34%	0
2006	20.901775	22.687213	8.54%	0
2005	19.009151	20.901775	9.96%	0
2004	17.632719	19.009151	7.81%	0
2003	14.078556	17.632719	25.25%	0
2002	13.159594	14.078556	6.98%	0

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	32.162383	23.395184	-27.26%	0
2010	25.886642	32.162383	24.24%	0
2009	12.397051	25.886642	108.81%	0
2008	35.938253	12.397051	-65.50%	0
2007	26.664251	35.938253	34.78%	0
2006	19.514028	26.664251	36.64%	0
2005	15.092033	19.514028	29.30%	0
2004	12.238984	15.092033	23.31%	0
2003	8.103520	12.238984	51.03%	2,888
2002	8.520571	8.103520	-4.89%	2,769
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	41.642607	34.079728	-18.16%	0
2010	32.895991	41.642607	26.59%	0
2009	21.318828	32.895991	54.30%	0
2008	40.401384	21.318828	-47.23%	0
2007	28.379415	40.401384	42.36%	0
2006	23.271834	28.379415	21.95%	0
2005	15.663404	23.271834	48.57%	0
2004	12.872243	15.663404	21.68%	0
2003	9.076418	12.872243	41.82%	0
2002	9.536718	9.076418	-4.83%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.168409	15.109546	-6.55%	0
2010	13.020541	16.168409	24.18%	0
2009*	10.000000	13.020541	30.21%	0

Additional Contract Options Elected - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.703707	14.943503	-10.54%	0
2010	13.477943	16.703707	23.93%	0
2009	9.650424	13.477943	39.66%	0
2008	15.342380	9.650424	-37.10%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.956690	13.081241	9.41%	0
2010	11.618354	11.956690	2.91%	4,431
2009	10.767674	11.618354	7.90%	4,488
2008	11.176197	10.767674	-3.66%	4,559
2007	10.427272	11.176197	7.18%	4,609
2006	10.483909	10.427272	-0.54%	5,324
2005	10.543412	10.483909	-0.56%	5,324
2004	10.178146	10.543412	3.59%	3,178
2003*	10.000000	10.178146	1.78%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.965612	9.050902	0.95%	0
2010	8.022810	8.965612	11.75%	2,270
2009	6.939169	8.022810	15.62%	2,299
2008	10.836164	6.939169	-35.96%	2,336
2007	11.077381	10.836164	-2.18%	2,361
2006	9.663109	11.077381	14.64%	1,886
2005	9.432928	9.663109	2.44%	1,886
2004	8.527274	9.432928	10.62%	1,176
2003	6.733511	8.527274	26.64%	0
2002	8.530598	6.733511	-21.07%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.569037	11.247997	-2.77%	0
2010	9.909128	11.569037	16.75%	0
2009	7.789199	9.909128	27.22%	0
2008	10.517249	7.789199	-25.94%	0
2007	10.997667	10.517249	-4.37%	0
2006*	10.000000	10.997667	9.98%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.901996	12.171792	-5.66%	0
2010	12.006618	12.901996	7.46%	0
2009*	10.000000	12.006618	20.07%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.204636	13.985180	-1.54%	0
2010	11.530934	14.204636	23.19%	0
2009	9.420664	11.530934	22.40%	0
2008	13.929190	9.420664	-32.37%	0
2007	14.323491	13.929190	-2.75%	0
2006	12.787130	14.323491	12.01%	0
2005	12.179584	12.787130	4.99%	0
2004	10.206952	12.179584	19.33%	0
2003	7.566849	10.206952	34.89%	0
2002*	10.000000	7.566849	-24.33%	0

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.538748	7.447279	-1.21%	0
2010	6.706680	7.538748	12.41%	0
2009	5.121674	6.706680	30.95%	0
2008	7.978229	5.121674	-35.80%	0
2007	7.561602	7.978229	5.51%	0
2006	7.072621	7.561602	6.91%	0
2005	6.971818	7.072621	1.45%	0
2004	6.704934	6.971818	3.98%	0
2003	5.435261	6.704934	23.36%	0
2002	7.813837	5.435261	-30.44%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.690040	8.667675	-0.26%	0
2010	7.729386	8.690040	12.43%	0
2009	6.249437	7.729386	23.68%	0
2008	10.155803	6.249437	-38.46%	0
2007	9.856846	10.155803	3.03%	0
2006	8.716741	9.856846	13.08%	0
2005	8.504178	8.716741	2.50%	2,262
2004	7.851143	8.504178	8.32%	3,695
2003	6.247385	7.851143	25.67%	4,414
2002	8.219747	6.247385	-24.00%	4,256
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.961116	10.631310	6.73%	0
2010	8.823129	9.961116	12.90%	1,804
2009	7.353512	8.823129	19.99%	1,827
2008	10.662306	7.353512	-31.03%	1,856
2007	10.167097	10.662306	4.87%	1,877
2006	8.915498	10.167097	14.04%	3,896
2005	8.724234	8.915498	2.19%	3,896
2004	8.483273	8.724234	2.84%	2,388
2003	7.151207	8.483273	18.63%	0
2002	8.770750	7.151207	-18.47%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.676700	14.695861	0.13%	0
2010	13.816433	14.676700	6.23%	0
2009	11.718085	13.816433	17.91%	0
2008	12.910334	11.718085	-9.23%	0
2007	12.514992	12.910334	3.16%	0
2006	12.272872	12.514992	1.97%	0
2005	12.374856	12.272872	-0.82%	0
2004	12.198720	12.374856	1.44%	0
2003	11.907225	12.198720	2.45%	0
2002	11.127027	11.907225	7.01%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.942024	10.682298	-2.37%	0
2010	9.913861	10.942024	10.37%	0
2009	8.156466	9.913861	21.55%	0
2008	11.120134	8.156466	-26.65%	0
2007	10.455955	11.120134	6.35%	0
2006*	10.000000	10.455955	4.56%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.518974	10.182707	-3.20%	0
2010	9.382126	10.518974	12.12%	0
2009	7.441866	9.382126	26.07%	0
2008	11.297277	7.441866	-34.13%	0
2007	10.475826	11.297277	7.84%	0
2006*	10.000000	10.475826	4.76%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.119321	9.640111	-4.74%	0
2010	8.910551	10.119321	13.57%	0
2009	6.926459	8.910551	28.65%	0
2008	11.425874	6.926459	-39.38%	0
2007	10.495859	11.425874	8.86%	0
2006*	10.000000	10.495859	4.96%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.002226	9.283384	-7.19%	0
2010	8.574068	10.002226	16.66%	0
2009	5.934691	8.574068	44.47%	0
2008	13.296094	5.934691	-55.37%	0
2007	9.326138	13.296094	42.57%	0
2006*	10.000000	9.326138	-6.74%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.046430	9.920354	-1.25%	0
2010	8.916451	10.046430	12.67%	0
2009	7.004275	8.916451	27.30%	0
2008	12.487770	7.004275	-43.91%	0
2007	12.578810	12.487770	-0.72%	0
2006	10.699388	12.578810	17.57%	0
2005	10.333244	10.699388	3.54%	0
2004	9.476212	10.333244	9.04%	314
2003	7.433007	9.476212	27.49%	314
2002	9.147526	7.433007	-18.74%	0

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.178303	8.018221	-1.96%	0
2010	6.733667	8.178303	21.45%	0
2009	5.367319	6.733667	25.46%	0
2008	10.390708	5.367319	-48.35%	0
2007	8.366586	10.390708	24.19%	0
2006	8.006583	8.366586	4.50%	0
2005	7.738767	8.006583	3.46%	0
2004	7.654950	7.738767	1.09%	0
2003	5.888587	7.654950	30.00%	11,893
2002	8.617548	5.888587	-31.67%	8,661
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.758979	10.947142	1.75%	0
2010	9.658026	10.758979	11.40%	0
2009	6.861448	9.658026	40.76%	0
2008	9.352908	6.861448	-26.64%	0
2007	9.307362	9.352908	0.49%	0
2006	8.550640	9.307362	8.85%	0
2005	8.518596	8.550640	0.38%	317
2004	7.948720	8.518596	7.17%	1,242
2003	6.394476	7.948720	24.31%	897
2002	6.303565	6.394476	1.44%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.224034	11.427944	1.82%	0
2010	10.086630	11.224034	11.28%	0
2009	7.158124	10.086630	40.91%	0
2008	9.746231	7.158124	-26.55%	0
2007*	10.000000	9.746231	-2.54%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.099603	12.700161	4.96%	0
2010	11.477678	12.099603	5.42%	5,240
2009	10.135231	11.477678	13.25%	5,307
2008	10.710950	10.135231	-5.38%	5,391
2007	10.499745	10.710950	2.01%	5,451
2006	10.282213	10.499745	2.12%	3,844
2005	10.288147	10.282213	-0.06%	6,118
2004	10.073745	10.288147	2.13%	4,776
2003*	10.000000	10.073745	0.74%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.335641	9.908615	-12.59%	0
2010	8.996320	11.335641	26.00%	0
2009	6.563035	8.996320	37.08%	0
2008	11.082712	6.563035	-40.78%	0
2007	9.803474	11.082712	13.05%	0
2006*	10.000000	9.803474	-1.97%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.207077	9.081705	-18.96%	0
2010	10.130962	11.207077	10.62%	0
2009	8.184488	10.130962	23.78%	0
2008	14.893482	8.184488	-45.05%	0
2007	12.981048	14.893482	14.73%	0
2006	11.241226	12.981048	15.48%	0
2005	9.650675	11.241226	16.48%	0
2004	8.686067	9.650675	11.11%	0
2003	6.195433	8.686067	40.20%	0
2002	7.944744	6.195433	-22.02%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.913393	11.264658	-19.04%	0
2010	12.575496	13.913393	10.64%	1,406
2009	10.155150	12.575496	23.83%	1,424
2008	18.483807	10.155150	-45.06%	1,447
2007	16.107796	18.483807	14.75%	1,463
2006	13.948578	16.107796	15.48%	2,876
2005	11.979699	13.948578	16.44%	2,876
2004	10.781464	11.979699	11.11%	1,818
2003	7.687444	10.781464	40.25%	0
2002*	10.000000	7.687444	-23.13%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.740839	12.262402	-10.76%	0
2010	11.099078	13.740839	23.80%	0
2009	7.202924	11.099078	54.09%	0
2008	15.070195	7.202924	-52.20%	0
2007	14.578869	15.070195	3.37%	0
2006	12.815008	14.578869	13.76%	0
2005	12.763043	12.815008	0.41%	0
2004	11.437016	12.763043	11.59%	0
2003	7.403455	11.437016	54.48%	0
2002*	10.000000	7.403455	-25.97%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.327373	11.354426	0.24%	0
2010	10.268844	11.327373	10.31%	0
2009	7.735514	10.268844	32.75%	0
2008	11.232890	7.735514	-31.14%	0
2007	11.059653	11.232890	1.57%	0
2006*	10.000000	11.059653	10.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.047973	9.467445	-5.78%	0
2010	8.004299	10.047973	25.53%	0
2009	6.330352	8.004299	26.44%	0
2008	9.653812	6.330352	-34.43%	0
2007	10.102516	9.653812	-4.44%	0
2006*	10.000000	10.102516	1.03%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.032608	8.706930	-3.61%	0
2010	8.368173	9.032608	7.94%	0
2009	6.562404	8.368173	27.52%	0
2008*	10.000000	6.562404	-34.38%	0

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.044561	9.921849	-17.62%	0
2010	10.469114	12.044561	15.05%	0
2009	6.194345	10.469114	69.01%	0
2008	13.369543	6.194345	-53.67%	0
2007	10.612336	13.369543	25.98%	0
2006*	10.000000	10.612336	6.12%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.152203	8.877879	-12.55%	0
2010	9.565642	10.152203	6.13%	0
2009	7.121715	9.565642	34.32%	0
2008	12.204408	7.121715	-41.65%	0
2007	10.799482	12.204408	13.01%	0
2006*	10.000000	10.799482	7.99%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.282949	14.838566	-2.91%	0
2010	13.648082	15.282949	11.98%	0
2009	11.745902	13.648082	16.19%	0
2008	11.296695	11.745902	3.98%	0
2007	10.393609	11.296695	8.69%	0
2006*	10.000000	10.393609	3.94%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.968773	19.049874	-9.15%	0
2010	19.708466	20.968773	6.39%	0
2009	16.098843	19.708466	22.42%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.845688	8.059112	-8.89%	0
2010	8.485500	8.845688	4.24%	0
2009	5.936001	8.485500	42.95%	0
2008	10.888188	5.936001	-45.48%	0
2007	8.140610	10.888188	33.75%	0
2006	7.620090	8.140610	6.83%	0
2005	6.914774	7.620090	10.20%	0
2004	5.987242	6.914774	15.49%	0
2003	5.086420	5.987242	17.71%	0
2002	6.180038	5.086420	-17.70%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.556593	4.074849	-10.57%	0
2010	3.741433	4.556593	21.79%	0
2009	2.435792	3.741433	53.60%	0
2008	4.440934	2.435792	-45.15%	0
2007	3.727828	4.440934	19.13%	0
2006	3.531163	3.727828	5.57%	0
2005	3.233225	3.531163	9.21%	0
2004	3.283989	3.233225	-1.55%	0
2003	2.290027	3.283989	43.40%	0
2002	3.960302	2.290027	-42.18%	0

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.773394	10.448598	-33.76%	0
2010	12.887263	15.773394	22.40%	0
2009	7.351018	12.887263	75.31%	0
2008	15.719127	7.351018	-53.24%	0
2007	12.543482	15.719127	25.32%	0
2006	8.737444	12.543482	43.56%	0
2005	6.763818	8.737444	29.18%	0
2004	5.821088	6.763818	16.20%	0
2003	4.419582	5.821088	31.71%	0
2002	6.080842	4.419582	-27.32%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.617397	13.620097	0.02%	0
2010	11.266703	13.617397	20.86%	0
2009	9.083373	11.266703	24.04%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.654959	12.331947	-2.55%	0
2010	11.622595	12.654959	8.88%	0
2009	9.695212	11.622595	19.88%	0
2008	14.724838	9.695212	-34.16%	0
2007	13.980746	14.724838	5.32%	0
2006	11.849834	13.980746	17.98%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.691901	10.281748	-3.84%	0
2010*	10.000000	10.691901	6.92%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.460777	5.309412	-2.77%	0
2010	4.677503	5.460777	16.75%	0
2009	3.579656	4.677503	30.67%	0
2008	5.965717	3.579656	-40.00%	0
2007	5.097975	5.965717	17.02%	0
2006	4.904526	5.097975	3.94%	0
2005	4.703664	4.904526	4.27%	0
2004	4.442208	4.703664	5.89%	0
2003	3.418252	4.442208	29.96%	0
2002	4.898667	3.418252	-30.22%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.760787	13.559509	-1.46%	0
2010	12.387847	13.760787	11.08%	0
2009*	10.000000	12.387847	23.88%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.852092	9.735254	-1.19%	0
2010	8.983685	9.852092	9.67%	0
2009	7.435416	8.983685	20.82%	0
2008	10.815492	7.435416	-31.25%	0
2007	10.409468	10.815492	3.90%	0
2006*	10.000000	10.409468	4.09%	0

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.530616	10.900226	3.51%	0
2010	10.148537	10.530616	3.76%	0
2009	9.243153	10.148537	9.80%	0
2008	10.475613	9.243153	-11.77%	0
2007	10.391646	10.475613	0.81%	0
2006*	10.000000	10.391646	3.92%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.860433	9.642894	-11.21%	0
2010	9.966894	10.860433	8.97%	0
2009	7.189544	9.966894	38.63%	0
2008	11.968200	7.189544	-39.93%	0
2007	10.690610	11.968200	11.95%	0
2006*	10.000000	10.690610	6.91%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.611252	8.968657	-6.69%	0
2010	8.306090	9.611252	15.71%	0
2009	6.113361	8.306090	35.87%	0
2008	11.194081	6.113361	-45.39%	0
2007	10.219554	11.194081	9.54%	0
2006*	10.000000	10.219554	2.20%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.220211	7.868002	-4.28%	0
2010	7.566033	8.220211	8.65%	0
2009	5.913455	7.566033	27.95%	0
2008	9.752934	5.913455	-39.37%	0
2007*	10.000000	9.752934	-2.47%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.101949	14.333597	1.64%	0
2010	12.729796	14.101949	10.78%	0
2009	8.905997	12.729796	42.94%	0
2008	12.633128	8.905997	-29.50%	0
2007	12.513336	12.633128	0.96%	0
2006	11.555665	12.513336	8.29%	0
2005	11.528431	11.555665	0.24%	0
2004	10.695756	11.528431	7.79%	0
2003	8.935042	10.695756	19.71%	0
2002	8.841526	8.935042	1.06%	1,288
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.675948	12.882880	1.63%	0
2010	11.441954	12.675948	10.78%	0
2009	8.000530	11.441954	43.01%	0
2008	11.365871	8.000530	-29.61%	0
2007	11.254436	11.365871	0.99%	0
2006	10.393547	11.254436	8.28%	0
2005*	10.000000	10.393547	3.94%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.659424	7.492851	-13.47%	0
2010	7.650949	8.659424	13.18%	0
2009	5.109202	7.650949	49.75%	0
2008*	10.000000	5.109202	-48.91%	0

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.490110	8.995753	-5.21%	0
2010	7.843856	9.490110	20.99%	0
2009	6.091263	7.843856	28.77%	0
2008*	10.000000	6.091263	-39.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.000180	8.249469	-8.34%	0
2010	7.997060	9.000180	12.54%	0
2009	6.322636	7.997060	26.48%	0
2008*	10.000000	6.322636	-36.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.986977	9.646172	-3.41%	0
2010	9.239626	9.986977	8.09%	0
2009	7.876573	9.239626	17.31%	0
2008*	10.000000	7.876573	-21.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.574150	9.050311	-5.47%	0
2010	8.701376	9.574150	10.03%	0
2009	7.158286	8.701376	21.56%	0
2008*	10.000000	7.158286	-28.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.436119	10.361633	-0.71%	0
2010	9.981148	10.436119	4.56%	0
2009	9.020692	9.981148	10.65%	0
2008*	10.000000	9.020692	-9.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781278	9.352918	-4.38%	0
2010	8.970926	9.781278	9.03%	0
2009	7.514175	8.970926	19.39%	0
2008*	10.000000	7.514175	-24.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.343985	8.720778	-6.67%	0
2010	8.423079	9.343985	10.93%	0
2009	6.797165	8.423079	23.92%	0
2008*	10.000000	6.797165	-32.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.151402	9.911812	-2.36%	0
2010	9.509979	10.151402	6.74%	0
2009	8.254524	9.509979	15.21%	0
2008*	10.000000	8.254524	-17.45%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.945024	11.422510	4.36%	0
2010	10.442863	10.945024	4.81%	0
2009	9.805483	10.442863	6.50%	0
2008*	10.000000	9.805483	-1.95%	0

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.811464	12.263446	3.83%	0
2010	11.159301	11.811464	5.84%	0
2009	9.789551	11.159301	13.99%	0
2008*	10.000000	9.789551	-2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.784126	18.075139	-24.00%	0
2010	20.911238	23.784126	13.74%	0
2009	13.078884	20.911238	59.89%	0
2008	31.631293	13.078884	-58.65%	0
2007	22.196097	31.631293	42.51%	0
2006	16.582052	22.196097	33.86%	0
2005	12.768976	16.582052	29.86%	0
2004	10.802038	12.768976	18.21%	0
2003	6.676154	10.802038	61.80%	0
2002	8.044715	6.676154	-17.01%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.568120	20.186322	-24.02%	0
2010	23.351122	26.568120	13.78%	432
2009	14.589664	23.351122	60.05%	438
2008	35.341831	14.589664	-58.72%	445
2007	24.805062	35.341831	42.48%	449
2006	18.541093	24.805062	33.78%	0
2005	14.275630	18.541093	29.88%	0
2004	12.075292	14.275630	18.22%	0
2003	7.465081	12.075292	61.76%	0
2002*	10.000000	7.465081	-25.35%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.376684	15.096821	5.01%	0
2010	14.014873	14.376684	2.58%	0
2009	13.940684	14.014873	0.53%	0
2008	13.219192	13.940684	5.46%	9
2007	12.602135	13.219192	4.90%	9
2006	12.455530	12.602135	1.18%	9
2005	12.319888	12.455530	1.10%	1,485
2004	12.186606	12.319888	1.09%	2,396
2003	12.203933	12.186606	-0.14%	2,409
2002	11.231951	12.203933	8.65%	3,528
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.891397	9.621794	-11.66%	0
2010	9.819680	10.891397	10.91%	0
2009	7.732144	9.819680	27.00%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.594772	15.543841	-11.66%	0
2010	15.866370	17.594772	10.89%	0
2009	12.498283	15.866370	26.95%	0
2008	23.659857	12.498283	-47.18%	0
2007	19.009209	23.659857	24.47%	0
2006	14.603641	19.009209	30.17%	0
2005	11.458329	14.603641	27.45%	0
2004	10.235035	11.458329	11.95%	0
2003	7.724922	10.235035	32.49%	0
2002*	10.000000	7.724922	-22.75%	0

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.537033	7.284044	-14.68%	0
2010	8.119311	8.537033	5.14%	0
2009	6.448593	8.119311	25.91%	0
2008	11.574863	6.448593	-44.29%	0
2007	10.809622	11.574863	7.08%	0
2006*	10.000000	10.809622	8.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.756868	11.998455	-5.95%	0
2010	11.367379	12.756868	12.22%	0
2009	9.127916	11.367379	24.53%	0
2008	14.763434	9.127916	-38.17%	0
2007	14.233770	14.763434	3.72%	0
2006	12.439821	14.233770	14.42%	0
2005	11.772148	12.439821	5.67%	0
2004	10.545460	11.772148	11.63%	0
2003	8.168360	10.545460	29.10%	0
2002*	10.000000	8.168360	-18.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.338344	12.186662	-1.23%	0
2010	11.476527	12.338344	7.51%	0
2009*	10.000000	11.476527	14.77%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.197581	12.800099	-3.01%	0
2010	12.032881	13.197581	9.68%	0
2009*	10.000000	12.032881	20.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.780992	11.872227	0.77%	0
2010	11.363998	11.780992	3.67%	0
2009	10.641051	11.363998	6.79%	0
2008	11.565930	10.641051	-8.00%	0
2007	11.212035	11.565930	3.16%	0
2006	10.786946	11.212035	3.94%	0
2005	10.665010	10.786946	1.14%	0
2004	10.409473	10.665010	2.45%	0
2003	9.853651	10.409473	5.64%	0
2002*	10.000000	9.853651	-1.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.508109	12.241032	-2.14%	0
2010	11.519104	12.508109	8.59%	0
2009	9.876294	11.519104	16.63%	0
2008	13.135149	9.876294	-24.81%	0
2007	12.699711	13.135149	3.43%	0
2006	11.648839	12.699711	9.02%	0
2005	11.294395	11.648839	3.14%	0
2004	10.532259	11.294395	7.24%	0
2003	8.961185	10.532259	17.53%	0
2002*	10.000000	8.961185	-10.39%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.791175	12.256770	-4.18%	0
2010	11.579252	12.791175	10.47%	0
2009	9.508317	11.579252	21.78%	0
2008	14.156450	9.508317	-32.83%	0
2007	13.623857	14.156450	3.91%	0
2006	12.148749	13.623857	12.14%	0
2005	11.588986	12.148749	4.83%	0
2004	10.560445	11.588986	9.74%	0
2003	8.517407	10.560445	23.99%	0
2002*	10.000000	8.517407	-14.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.310796	12.301439	-0.08%	0
2010	11.587882	12.310796	6.24%	0
2009	10.331947	11.587882	12.16%	0
2008	12.422545	10.331947	-16.83%	0
2007	11.988026	12.422545	3.62%	0
2006	11.293234	11.988026	6.15%	0
2005	11.039557	11.293234	2.30%	0
2004	10.522984	11.039557	4.91%	0
2003	9.453586	10.522984	11.31%	0
2002*	10.000000	9.453586	-5.46%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.715470	13.128077	-4.28%	0
2010	12.876384	13.715470	6.52%	0
2009*	10.000000	12.876384	28.76%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.709896	18.805798	-4.59%	1,556
2010	15.952449	19.709896	23.55%	2,130
2009	11.915159	15.952449	33.88%	2,137
2008	19.156302	11.915159	-37.80%	2,726
2007	18.194066	19.156302	5.29%	2,833
2006	16.910913	18.194066	7.59%	4,393
2005	15.408276	16.910913	9.75%	4,393
2004	13.599282	15.408276	13.30%	3,650
2003	10.315991	13.599282	31.83%	9,227
2002	12.441562	10.315991	-17.08%	6,287
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.439472	10.220847	-2.09%	0
2010	10.663389	10.439472	-2.10%	916
2009	10.887553	10.663389	-2.06%	3,499
2008	10.897300	10.887553	-0.09%	942
2007	10.623206	10.897300	2.58%	952
2006	10.380196	10.623206	2.34%	1,897
2005	10.326717	10.380196	0.52%	3,685
2004	10.463331	10.326717	-1.31%	1,138
2003	10.621324	10.463331	-1.49%	2,869
2002	10.719296	10.621324	-0.91%	6,271

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.047369	14.516142	3.34%	0
2010	12.974880	14.047369	8.27%	0
2009	10.655312	12.974880	21.77%	0
2008	13.159351	10.655312	-19.03%	0
2007	12.848901	13.159351	2.42%	0
2006	12.518094	12.848901	2.64%	0
2005	12.513070	12.518094	0.04%	0
2004	11.997543	12.513070	4.30%	0
2003	10.930457	11.997543	9.76%	0
2002	10.414287	10.930457	4.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.029241	8.011913	-11.27%	0
2010	8.087538	9.029241	11.64%	0
2009	6.053818	8.087538	33.59%	0
2008*	10.000000	6.053818	-39.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.882708	12.222607	-17.87%	0
2010	14.326019	14.882708	3.89%	1,406
2009	11.270475	14.326019	27.11%	1,424
2008	21.452418	11.270475	-47.46%	1,446
2007	21.291051	21.452418	0.76%	1,462
2006	17.716509	21.291051	20.18%	1,108
2005	16.148871	17.716509	9.71%	1,108
2004	13.716090	16.148871	17.74%	713
2003*	10.000000	13.716090	37.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.015564	8.570108	-4.94%	0
2010	7.972276	9.015564	13.09%	2,989
2009	6.274804	7.972276	27.05%	3,027
2008*	10.000000	6.274804	-37.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.367168	9.558087	-7.80%	0
2010*	10.000000	10.367168	3.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.617750	7.923076	-8.06%	0
2010	7.807353	8.617750	10.38%	0
2009	6.259102	7.807353	24.74%	0
2008*	10.000000	6.259102	-37.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.566392	8.969733	-6.24%	0
2010	7.704994	9.566392	24.16%	1,946
2009	6.191135	7.704994	24.45%	1,971
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.494444	8.881687	-6.45%	2,916
2010	7.668251	9.494444	23.81%	2,916
2009	6.181744	7.668251	24.05%	2,916
2008*	10.000000	6.181744	-38.18%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.967239	9.531795	-4.37%	0
2010	8.510135	9.967239	17.12%	0
2009	6.662616	8.510135	27.73%	0
2008*	10.000000	6.662616	-33.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.747378	12.399288	-2.73%	0
2010	10.379235	12.747378	22.82%	0
2009	8.317740	10.379235	24.78%	0
2008	15.857723	8.317740	-47.55%	0
2007	14.760544	15.857723	7.43%	0
2006	14.607915	14.760544	1.04%	0
2005	13.803450	14.607915	5.83%	0
2004	12.431672	13.803450	11.03%	0
2003	9.457357	12.431672	31.45%	0
2002	14.481164	9.457357	-34.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.547114	20.025792	-7.06%	0
2010	17.383929	21.547114	23.95%	0
2009	14.068725	17.383929	23.56%	0
2008	21.181424	14.068725	-33.58%	0
2007	23.240748	21.181424	-8.86%	0
2006	20.237978	23.240748	14.84%	0
2005	20.054519	20.237978	0.91%	0
2004	17.463621	20.054519	14.84%	0
2003	11.372033	17.463621	53.57%	0
2002	15.948542	11.372033	-28.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.084151	19.494691	-7.54%	0
2010	17.184831	21.084151	22.69%	335
2009	13.031335	17.184831	31.87%	339
2008	21.535769	13.031335	-39.49%	345
2007	21.541052	21.535769	-0.02%	349
2006	19.637782	21.541052	9.69%	1,002
2005	17.858063	19.637782	9.97%	1,002
2004	15.325664	17.858063	16.52%	647
2003	11.101037	15.325664	38.06%	0
2002	13.716369	11.101037	-19.07%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.575366	8.440043	-1.58%	2,384
2010	7.720756	8.575366	11.07%	2,384
2009	6.254228	7.720756	23.45%	2,384
2008	10.931147	6.254228	-42.79%	2,384
2007	10.322396	10.931147	5.90%	2,538
2006	9.278688	10.322396	11.25%	2,698
2005	8.820712	9.278688	5.19%	2,698
2004	8.209369	8.820712	7.45%	2,698
2003	6.576030	8.209369	24.84%	2,551
2002	8.127729	6.576030	-19.09%	1,573

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.087555	9.475533	4.27%	0
2010	7.130197	9.087555	27.45%	1,088
2009	5.566771	7.130197	28.08%	1,102
2008*	10.000000	5.566771	-44.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.307783	10.222898	-0.82%	0
2010	10.280127	10.307783	0.27%	0
2009	9.803617	10.280127	4.86%	0
2008*	10.000000	9.803617	-1.96%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.379897	11.471486	-14.26%	0
2010	12.851162	13.379897	4.11%	0
2009*	10.000000	12.851162	28.51%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.558961	8.184717	-4.37%	0
2010	7.551387	8.558961	13.34%	3,764
2009	6.000337	7.551387	25.85%	3,812
2008	9.727744	6.000337	-38.32%	3,873
2007	10.162857	9.727744	-4.28%	3,916
2006	8.955757	10.162857	13.48%	2,078
2005	8.774641	8.955757	2.06%	2,078
2004	7.627962	8.774641	15.03%	1,304
2003	5.928033	7.627962	28.68%	0
2002	8.089339	5.928033	-26.72%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.895523	9.716253	-1.81%	0
2010	9.600383	9.895523	3.07%	3,489
2009	8.653074	9.600383	10.95%	3,534
2008	10.209798	8.653074	-15.25%	3,590
2007	9.954980	10.209798	2.56%	3,629
2006	9.757891	9.954980	2.02%	0
2005	9.824818	9.757891	-0.68%	0
2004	9.957976	9.824818	-1.34%	0
2003*	10.000000	9.957976	-0.42%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.171080	10.820966	-3.13%	0
2010	9.539643	11.171080	17.10%	0
2009	7.938066	9.539643	20.18%	0
2008	13.396903	7.938066	-40.75%	0
2007	13.615795	13.396903	-1.61%	0
2006	13.213153	13.615795	3.05%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.634061	11.988232	-5.11%	0
2010	10.504105	12.634061	20.28%	0
2009	8.163823	10.504105	28.67%	0
2008	13.771010	8.163823	-40.72%	0
2007	13.072738	13.771010	5.34%	0
2006	11.743204	13.072738	11.32%	0
2005	11.224655	11.743204	4.62%	0
2004*	10.000000	11.224655	12.25%	0

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.157937	18.103419	-10.19%	75
2010	17.753846	20.157937	13.54%	75
2009	12.981440	17.753846	36.76%	75
2008	22.172529	12.981440	-41.45%	75
2007	21.300790	22.172529	4.09%	80
2006	18.486390	21.300790	15.22%	85
2005	16.513972	18.486390	11.94%	85
2004	14.151574	16.513972	16.69%	85
2003*	10.000000	14.151574	41.52%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.388006	11.122788	-10.21%	2,369
2010	10.911468	12.388006	13.53%	2,369
2009	7.974083	10.911468	36.84%	2,369
2008	13.618564	7.974083	-41.45%	2,369
2007	13.085416	13.618564	4.07%	2,522
2006	11.356156	13.085416	15.23%	2,681
2005	10.147146	11.356156	11.91%	2,681
2004	8.697915	10.147146	16.66%	2,681
2003	6.211849	8.697915	40.02%	2,681
2002	8.149095	6.211849	-23.77%	1,609
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.742257	2.634331	-3.94%	0
2010	2.442382	2.742257	12.28%	0
2009	1.968205	2.442382	24.09%	0
2008	9.524889	1.968205	-79.34%	0
2007*	10.000000	9.524889	-4.75%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.944977	2.815875	-4.38%	0
2010	2.620016	2.944977	12.40%	0
2009	2.135548	2.620016	22.69%	0
2008	10.228503	2.135548	-79.12%	0
2007	10.459744	10.228503	-2.21%	0
2006*	10.000000	10.459744	4.60%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.170526	8.977043	-2.11%	0
2010	8.067561	9.170526	13.67%	0
2009	6.423663	8.067561	25.59%	0
2008	10.664296	6.423663	-39.76%	0
2007	10.432775	10.664296	2.22%	0
2006	9.263984	10.432775	12.62%	0
2005	8.928513	9.263984	3.76%	0
2004	8.331849	8.928513	7.16%	340
2003	6.715954	8.331849	24.06%	340
2002	8.448257	6.715954	-20.50%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.506650	9.101467	-4.26%	0
2010	7.868634	9.506650	20.82%	0
2009	5.858400	7.868634	34.31%	0
2008	9.625704	5.858400	-39.14%	0
2007	9.953774	9.625704	-3.30%	0
2006*	10.000000	9.953774	-0.46%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.902031	8.810960	-1.02%	0
2010	7.133537	8.902031	24.79%	0
2009	5.494813	7.133537	29.82%	0
2008	11.020395	5.494813	-50.14%	890
2007	10.587644	11.020395	4.09%	890
2006	10.503716	10.587644	0.80%	890
2005	9.550936	10.503716	9.98%	890
2004	8.144921	9.550936	17.26%	890
2003	6.624244	8.144921	22.96%	890
2002	9.370812	6.624244	-29.31%	220
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.576880	12.288357	6.15%	0
2010	10.811888	11.576880	7.08%	0
2009*	10.000000	10.811888	8.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215134	11.090916	-1.11%	0
2010	10.890926	11.215134	2.98%	0
2009*	10.000000	10.890926	8.91%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.487823	11.334453	8.07%	0
2010*	10.000000	10.487823	4.88%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.579401	10.942818	3.44%	0
2010	10.085689	10.579401	4.90%	0
2009	9.395771	10.085689	7.34%	0
2008	10.688043	9.395771	-12.09%	0
2007	10.353910	10.688043	3.23%	0
2006*	10.000000	10.353910	3.54%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.866824	28.154065	4.79%	0
2010	25.006064	26.866824	7.44%	0
2009	19.616237	25.006064	27.48%	0
2008	23.566661	19.616237	-16.76%	420
2007	22.598697	23.566661	4.28%	420
2006	20.830834	22.598697	8.49%	420
2005	18.954277	20.830834	9.90%	420
2004	17.590800	18.954277	7.75%	420
2003	14.052254	17.590800	25.18%	420
2002	13.141724	14.052254	6.93%	113

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	31.971478	23.244444	-27.30%	0
2010	25.746103	31.971478	24.18%	0
2009	12.336027	25.746103	108.71%	0
2008	35.779705	12.336027	-65.52%	0
2007	26.560240	35.779705	34.71%	0
2006	19.447799	26.560240	36.57%	0
2005	15.048471	19.447799	29.23%	0
2004	12.209884	15.048471	23.25%	0
2003	8.088367	12.209884	50.96%	0
2002	8.508987	8.088367	-4.94%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	41.395375	33.860125	-18.20%	0
2010	32.717365	41.395375	26.52%	0
2009	21.213903	32.717365	54.23%	0
2008	40.223141	21.213903	-47.26%	0
2007	28.268718	40.223141	42.29%	0
2006	23.192864	28.268718	21.89%	0
2005	15.618187	23.192864	48.50%	0
2004	12.841633	15.618187	21.62%	0
2003	9.059454	12.841633	41.75%	0
2002	9.523759	9.059454	-4.88%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.154674	15.089024	-6.60%	0
2010	13.016111	16.154674	24.11%	0
2009*	10.000000	13.016111	30.16%	0

Additional Contract Options Elected - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.483132	14.723614	-10.67%	0
2010	13.320343	16.483132	23.74%	0
2009	9.552223	13.320343	39.45%	0
2008	15.209622	9.552223	-37.20%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.816879	12.908526	9.24%	0
2010	11.500113	11.816879	2.75%	0
2009	10.674445	11.500113	7.73%	0
2008	11.096433	10.674445	-3.80%	0
2007	10.368826	11.096433	7.02%	0
2006	10.441102	10.368826	-0.69%	0
2005	10.516428	10.441102	-0.72%	0
2004	10.167675	10.516428	3.43%	0
2003*	10.000000	10.167675	1.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.343210	8.409701	0.80%	0
2010	7.477302	8.343210	11.58%	0
2009	6.477256	7.477302	15.44%	0
2008	10.130404	6.477256	-36.06%	0
2007	10.371892	10.130404	-2.33%	0
2006	9.061513	10.371892	14.46%	0
2005	8.859195	9.061513	2.28%	0
2004	8.020916	8.859195	10.45%	0
2003	6.343370	8.020916	26.45%	0
2002	8.048687	6.343370	-21.19%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.486505	11.150678	-2.92%	0
2010	9.853515	11.486505	16.57%	0
2009	7.757379	9.853515	27.02%	0
2008	10.490382	7.757379	-26.05%	0
2007	10.986503	10.490382	-4.52%	0
2006*	10.000000	10.986503	9.87%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.869051	12.122153	-5.80%	0
2010	11.994330	12.869051	7.29%	0
2009*	10.000000	11.994330	19.94%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.017079	13.779417	-1.70%	0
2010	11.396127	14.017079	23.00%	0
2009	9.324820	11.396127	22.21%	0
2008	13.808682	9.324820	-32.47%	0
2007	14.221505	13.808682	-2.90%	0
2006	12.715512	14.221505	11.84%	0
2005	12.129884	12.715512	4.83%	657
2004	10.180890	12.129884	19.14%	460
2003	7.559086	10.180890	34.68%	649
2002*	10.000000	7.559086	-24.41%	0

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.345630	6.259052	-1.36%	0
2010	5.653903	6.345630	12.23%	0
2009	4.324325	5.653903	30.75%	0
2008	6.746523	4.324325	-35.90%	0
2007	6.404072	6.746523	5.35%	0
2006	5.999106	6.404072	6.75%	0
2005	5.922656	5.999106	1.29%	0
2004	5.704671	5.922656	3.82%	0
2003	4.631497	5.704671	23.17%	0
2002	6.668566	4.631497	-30.55%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.099441	8.066253	-0.41%	0
2010	7.215119	8.099441	12.26%	0
2009	5.842587	7.215119	23.49%	0
2008	9.509256	5.842587	-38.56%	0
2007	9.243565	9.509256	2.87%	0
2006	8.186900	9.243565	12.91%	0
2005	7.999480	8.186900	2.34%	436
2004	7.396534	7.999480	8.15%	515
2003	5.894657	7.396534	25.48%	2,542
2002	7.767594	5.894657	-24.11%	12,557
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.685194	10.321021	6.56%	0
2010	8.591886	9.685194	12.72%	0
2009	7.171759	8.591886	19.80%	0
2008	10.414758	7.171759	-31.14%	0
2007	9.946363	10.414758	4.71%	0
2006	8.735295	9.946363	13.86%	0
2005	8.560978	8.735295	2.04%	0
2004	8.337310	8.560978	2.68%	0
2003	7.038931	8.337310	18.45%	0
2002	8.646332	7.038931	-18.59%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.940862	14.937513	-0.02%	158
2010	14.086697	14.940862	6.06%	158
2009	11.965619	14.086697	17.73%	158
2008	13.203298	11.965619	-9.37%	158
2007	12.818721	13.203298	3.00%	158
2006	12.589947	12.818721	1.82%	158
2005	12.713989	12.589947	-0.98%	1,683
2004	12.552260	12.713989	1.29%	1,650
2003	12.271126	12.552260	2.29%	4,029
2002	11.484670	12.271126	6.85%	21,446

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.863916	10.589835	-2.52%	0
2010	9.858204	10.863916	10.20%	0
2009	8.123128	9.858204	21.36%	0
2008	11.091718	8.123128	-26.76%	0
2007	10.445326	11.091718	6.19%	0
2006*	10.000000	10.445326	4.45%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.443931	10.094610	-3.34%	0
2010	9.329477	10.443931	11.95%	0
2009	7.411458	9.329477	25.88%	0
2008	11.268405	7.411458	-34.23%	0
2007	10.465181	11.268405	7.68%	0
2006*	10.000000	10.465181	4.65%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.047140	9.556718	-4.88%	0
2010	8.860551	10.047140	13.39%	0
2009	6.898157	8.860551	28.45%	0
2008	11.396683	6.898157	-39.47%	0
2007	10.485193	11.396683	8.69%	0
2006*	10.000000	10.485193	4.85%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.930805	9.202992	-7.33%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.176362	14.990822	-7.33%	0
2010	13.887891	16.176362	16.48%	0
2009	9.627506	13.887891	44.25%	0
2008	21.602731	9.627506	-55.43%	0
2007	15.175959	21.602731	42.35%	0
2006	13.312384	15.175959	14.00%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.036037	10.880856	-1.41%	0
2010	9.809757	11.036037	12.50%	0
2009	7.717828	9.809757	27.11%	0
2008	13.781135	7.717828	-44.00%	0
2007	13.903021	13.781135	-0.88%	0
2006	11.843841	13.903021	17.39%	0
2005	11.456030	11.843841	3.39%	0
2004	10.521989	11.456030	8.88%	68
2003	8.265957	10.521989	27.29%	202
2002	10.188250	8.265957	-18.87%	8,071

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.446216	6.310368	-2.11%	0
2010	5.315668	6.446216	21.27%	0
2009	4.243553	5.315668	25.26%	0
2008	8.227831	4.243553	-48.42%	0
2007	6.635254	8.227831	24.00%	0
2006	6.359482	6.635254	4.34%	0
2005	6.156179	6.359482	3.30%	0
2004	6.098846	6.156179	0.94%	0
2003	4.698743	6.098846	29.80%	0
2002	6.886888	4.698743	-31.77%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.159193	11.336989	1.59%	0
2010	10.032637	11.159193	11.23%	0
2009	7.138508	10.032637	40.54%	0
2008	9.745511	7.138508	-26.75%	0
2007	9.713021	9.745511	0.33%	0
2006	8.936966	9.713021	8.68%	0
2005	8.917105	8.936966	0.22%	196
2004	8.333323	8.917105	7.01%	188
2003	6.714163	8.333323	24.12%	179
2002	6.628864	6.714163	1.29%	210
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.161099	11.346501	1.66%	0
2010	10.045453	11.161099	11.11%	0
2009	7.139826	10.045453	40.70%	0
2008	9.736249	7.139826	-26.67%	0
2007*	10.000000	9.736249	-2.64%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.958169	12.532532	4.80%	0
2010	11.360925	11.958169	5.26%	0
2009	10.047525	11.360925	13.07%	0
2008	10.634552	10.047525	-5.52%	0
2007	10.440933	10.634552	1.85%	0
2006	10.240260	10.440933	1.96%	0
2005	10.261851	10.240260	-0.21%	0
2004	10.063411	10.261851	1.97%	0
2003*	10.000000	10.063411	0.63%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.254780	9.822863	-12.72%	0
2010	8.945832	11.254780	25.81%	0
2009	6.536210	8.945832	36.87%	0
2008	11.054388	6.536210	-40.87%	0
2007	9.793498	11.054388	12.87%	0
2006*	10.000000	9.793498	-2.07%	0

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.867342	7.174681	-19.09%	0
2010	8.028179	8.867342	10.45%	0
2009	6.495676	8.028179	23.59%	0
2008	11.838503	6.495676	-45.13%	0
2007	10.334267	11.838503	14.56%	0
2006	8.962888	10.334267	15.30%	0
2005	7.706474	8.962888	16.30%	0
2004	6.946822	7.706474	10.94%	0
2003	4.962486	6.946822	39.99%	0
2002	6.373447	4.962486	-22.14%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.729672	11.098887	-19.16%	0
2010	12.428459	13.729672	10.47%	0
2009	10.051829	12.428459	23.64%	0
2008	18.323911	10.051829	-45.14%	0
2007	15.993091	18.323911	14.57%	0
2006	13.870439	15.993091	15.30%	0
2005	11.930797	13.870439	16.26%	298
2004	10.753925	11.930797	10.94%	298
2003	7.679551	10.753925	40.03%	321
2002*	10.000000	7.679551	-23.20%	284
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.559393	12.081950	-10.90%	0
2010	10.969289	13.559393	23.61%	0
2009	7.129621	10.969289	53.86%	0
2008	14.939812	7.129621	-52.28%	0
2007	14.475045	14.939812	3.21%	0
2006	12.743211	14.475045	13.59%	0
2005	12.710937	12.743211	0.25%	0
2004	11.407795	12.710937	11.42%	0
2003	7.395851	11.407795	54.25%	0
2002*	10.000000	7.395851	-26.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.246606	11.256241	0.09%	0
2010	10.211260	11.246606	10.14%	0
2009	7.703927	10.211260	32.55%	0
2008	11.204194	7.703927	-31.24%	0
2007	11.048415	11.204194	1.41%	0
2006*	10.000000	11.048415	10.48%	205
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.976239	9.385469	-5.92%	0
2010	7.959335	9.976239	25.34%	0
2009	6.304461	7.959335	26.25%	0
2008	9.629129	6.304461	-34.53%	0
2007	10.092246	9.629129	-4.59%	0
2006*	10.000000	10.092246	0.92%	0

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.486678	11.747255	-5.92%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.995750	8.658146	-3.75%	0
2010	8.346794	8.995750	7.77%	0
2009	6.555682	8.346794	27.32%	0
2008*	10.000000	6.555682	-34.44%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.958631	9.835973	-17.75%	0
2010	10.410351	11.958631	14.87%	0
2009	6.169021	10.410351	68.75%	0
2008	13.335384	6.169021	-53.74%	0
2007	10.601538	13.335384	25.79%	0
2006*	10.000000	10.601538	6.02%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.825738	14.661677	-17.75%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.079769	8.801041	-12.69%	0
2010	9.511951	10.079769	5.97%	0
2009	7.092612	9.511951	34.11%	0
2008	12.173229	7.092612	-41.74%	0
2007	10.788508	12.173229	12.84%	0
2006*	10.000000	10.788508	7.89%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.223272	10.672623	-12.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.173993	14.710253	-3.06%	0
2010	13.571550	15.173993	11.81%	0
2009	11.697954	13.571550	16.02%	0
2008	11.267840	11.697954	3.82%	0
2007	10.383050	11.267840	8.52%	0
2006*	10.000000	10.383050	3.83%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.690918	15.211382	-3.06%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.650009	18.731568	-9.29%	0
2010	19.438614	20.650009	6.23%	0
2009	15.902747	19.438614	22.23%	0

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.698640	7.913008	-9.03%	0
2010	8.357247	8.698640	4.08%	0
2009	5.855251	8.357247	42.73%	0
2008	10.756603	5.855251	-45.57%	0
2007	8.054624	10.756603	33.55%	0
2006	7.551143	8.054624	6.67%	0
2005	6.862688	7.551143	10.03%	0
2004	5.951269	6.862688	15.31%	0
2003	5.063604	5.951269	17.53%	0
2002	6.161775	5.063604	-17.82%	1,101
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.480795	4.000927	-10.71%	0
2010	3.684847	4.480795	21.60%	0
2009	2.402631	3.684847	53.37%	0
2008	4.387219	2.402631	-45.24%	0
2007	3.688412	4.387219	18.95%	0
2006	3.499173	3.688412	5.41%	0
2005	3.208834	3.499173	9.05%	0
2004	3.264215	3.208834	-1.70%	0
2003	2.279736	3.264215	43.18%	0
2002	3.948572	2.279736	-42.26%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.511202	10.259168	-33.86%	0
2010	12.692466	15.511202	22.21%	0
2009	7.251003	12.692466	75.04%	0
2008	15.529146	7.251003	-53.31%	0
2007	12.410984	15.529146	25.12%	0
2006	8.658372	12.410984	43.34%	0
2005	6.712855	8.658372	28.98%	0
2004	5.786098	6.712855	16.02%	0
2003	4.399755	5.786098	31.51%	0
2002	6.062871	4.399755	-27.43%	5,925
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.479041	13.461102	-0.13%	0
2010	11.169317	13.479041	20.68%	0
2009	9.018677	11.169317	23.85%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.487881	12.150524	-2.70%	0
2010	11.486745	12.487881	8.72%	0
2009	9.596586	11.486745	19.70%	0
2008	14.597459	9.596586	-34.26%	0
2007	13.881187	14.597459	5.16%	0
2006	11.783442	13.881187	17.80%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.681045	10.255587	-3.98%	0
2010*	10.000000	10.681045	6.81%	0

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.672554	5.506896	-2.92%	0
2010	4.866360	5.672554	16.57%	0
2009	3.729893	4.866360	30.47%	0
2008	6.225656	3.729893	-40.09%	0
2007	5.328316	6.225656	16.84%	0
2006	5.133976	5.328316	3.79%	0
2005	4.931237	5.133976	4.11%	0
2004	4.664269	4.931237	5.72%	0
2003	3.594625	4.664269	29.76%	0
2002	5.159349	3.594625	-30.33%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.725695	13.504241	-1.61%	362
2010	12.375183	13.725695	10.91%	362
2009*	10.000000	12.375183	23.75%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.781789	9.651009	-1.34%	0
2010	8.933259	9.781789	9.50%	0
2009	7.405025	8.933259	20.64%	0
2008	10.787854	7.405025	-31.36%	0
2007	10.398894	10.787854	3.74%	0
2006*	10.000000	10.398894	3.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.455502	10.805947	3.35%	0
2010	10.091602	10.455502	3.61%	0
2009	9.205400	10.091602	9.63%	0
2008	10.448842	9.205400	-11.90%	0
2007	10.381087	10.448842	0.65%	0
2006*	10.000000	10.381087	3.81%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.782936	9.559441	-11.35%	0
2010	9.910942	10.782936	8.80%	0
2009	7.160160	9.910942	38.42%	0
2008	11.937617	7.160160	-40.02%	0
2007	10.679747	11.937617	11.78%	0
2006*	10.000000	10.679747	6.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.542654	8.891032	-6.83%	0
2010	8.259444	9.542654	15.54%	0
2009	6.088358	8.259444	35.66%	0
2008	11.165468	6.088358	-45.47%	0
2007	10.209164	11.165468	9.37%	0
2006*	10.000000	10.209164	2.09%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.174079	7.811893	-4.43%	0
2010	7.535100	8.174079	8.48%	0
2009	5.898318	7.535100	27.75%	0
2008	9.742939	5.898318	-39.46%	0
2007*	10.000000	9.742939	-2.57%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.586321	14.803274	1.49%	0
2010	13.187222	14.586321	10.61%	0
2009	9.240153	13.187222	42.72%	0
2008	13.127264	9.240153	-29.61%	0
2007	13.022843	13.127264	0.80%	0
2006	12.044579	13.022843	8.12%	0
2005	12.034568	12.044579	0.08%	0
2004	11.182457	12.034568	7.62%	138
2003	9.355944	11.182457	19.52%	0
2002	9.272228	9.355944	0.90%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.566358	12.751983	1.48%	0
2010	11.360424	12.566358	10.62%	0
2009	7.955693	11.360424	42.80%	0
2008	11.319528	7.955693	-29.72%	0
2007	11.225838	11.319528	0.83%	0
2006	10.382986	11.225838	8.12%	0
2005*	10.000000	10.382986	3.83%	168
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.624038	7.450809	-13.60%	0
2010	7.631379	8.624038	13.01%	0
2009	5.103952	7.631379	49.52%	0
2008*	10.000000	5.103952	-48.96%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.451376	8.945341	-5.35%	0
2010	7.823806	9.451376	20.80%	0
2009	6.085016	7.823806	28.57%	0
2008*	10.000000	6.085016	-39.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.963415	8.203195	-8.48%	0
2010	7.976604	8.963415	12.37%	0
2009	6.316145	7.976604	26.29%	0
2008*	10.000000	6.316145	-36.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.946216	9.592119	-3.56%	0
2010	9.216039	9.946216	7.92%	0
2009	7.868519	9.216039	17.13%	0
2008*	10.000000	7.868519	-21.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.535070	8.999579	-5.62%	0
2010	8.679150	9.535070	9.86%	0
2009	7.150952	8.679150	21.37%	0
2008*	10.000000	7.150952	-28.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.393550	10.303603	-0.87%	0
2010	9.955686	10.393550	4.40%	0
2009	9.011472	9.955686	10.48%	0
2008*	10.000000	9.011472	-9.89%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.741351	9.300488	-4.53%	0
2010	8.948011	9.741351	8.87%	0
2009	7.506482	8.948011	19.20%	0
2008*	10.000000	7.506482	-24.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.305852	8.671897	-6.81%	0
2010	8.401560	9.305852	10.76%	0
2009	6.790204	8.401560	23.73%	0
2008*	10.000000	6.790204	-32.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.109999	9.856291	-2.51%	0
2010	9.485717	10.109999	6.58%	0
2009	8.246084	9.485717	15.03%	0
2008*	10.000000	8.246084	-17.54%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.900368	11.358538	4.20%	0
2010	10.416211	10.900368	4.65%	0
2009	9.795461	10.416211	6.34%	0
2008*	10.000000	9.795461	-2.05%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.763273	12.194752	3.67%	0
2010	11.130830	11.763273	5.68%	0
2009	9.779546	11.130830	13.82%	0
2008*	10.000000	9.779546	-2.20%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.413276	17.766068	-24.12%	0
2010	20.616718	23.413276	13.56%	0
2009	12.914454	20.616718	59.64%	0
2008	31.281790	12.914454	-58.72%	0
2007	21.984674	31.281790	42.29%	0
2006	16.449238	21.984674	33.65%	0
2005	12.686067	16.449238	29.66%	0
2004	10.748366	12.686067	18.03%	0
2003	6.653146	10.748366	61.55%	0
2002	8.029311	6.653146	-17.14%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.217405	19.889347	-24.14%	0
2010	23.078165	26.217405	13.60%	0
2009	14.441239	23.078165	59.81%	0
2008	35.036225	14.441239	-58.78%	0
2007	24.628457	35.036225	42.26%	0
2006	18.437248	24.628457	33.58%	0
2005	14.217363	18.437248	29.68%	288
2004	12.044452	14.217363	18.04%	334
2003	7.457415	12.044452	61.51%	156
2002*	10.000000	7.457415	-25.43%	152

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.633524	15.343062	4.85%	0
2010	14.287140	14.633524	2.42%	0
2009	14.233310	14.287140	0.38%	0
2008	13.517369	14.233310	5.30%	0
2007	12.906278	13.517369	4.73%	2,479
2006	12.775650	12.906278	1.02%	2,316
2005	12.655862	12.775650	0.95%	2,435
2004	12.538146	12.655862	0.94%	2,592
2003	12.575241	12.538146	-0.29%	13,577
2002	11.591446	12.575241	8.49%	18,910
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.721499	9.457202	-11.79%	0
2010	9.681307	10.721499	10.74%	0
2009	7.634898	9.681307	26.80%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.362466	15.315133	-11.79%	0
2010	15.680870	17.362466	10.72%	0
2009	12.371122	15.680870	26.75%	0
2008	23.455171	12.371122	-47.26%	0
2007	18.873806	23.455171	24.27%	0
2006	14.521798	18.873806	29.97%	0
2005	11.411527	14.521798	27.26%	455
2004	10.208872	11.411527	11.78%	0
2003	7.716980	10.208872	32.29%	0
2002*	10.000000	7.716980	-22.83%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.476116	7.220989	-14.81%	0
2010	8.073743	8.476116	4.98%	0
2009	6.422245	8.073743	25.72%	0
2008	11.545296	6.422245	-44.37%	0
2007	10.798640	11.545296	6.91%	0
2006*	10.000000	10.798640	7.99%	316
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.583341	11.817147	-6.09%	0
2010	11.229930	12.583341	12.05%	0
2009	9.031394	11.229930	24.34%	0
2008	14.629797	9.031394	-38.27%	0
2007	14.126678	14.629797	3.56%	0
2006	12.365120	14.126678	14.25%	0
2005	11.719355	12.365120	5.51%	0
2004	10.514264	11.719355	11.46%	0
2003	8.156681	10.514264	28.90%	2,659
2002*	10.000000	8.156681	-18.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.306842	12.136974	-1.38%	0
2010	11.464785	12.306842	7.34%	0
2009*	10.000000	11.464785	14.65%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.163898	12.747900	-3.16%	0
2010	12.020578	13.163898	9.51%	0
2009*	10.000000	12.020578	20.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.620753	11.692852	0.62%	0
2010	11.226634	11.620753	3.51%	0
2009	10.528544	11.226634	6.63%	0
2008	11.461211	10.528544	-8.14%	0
2007	11.127671	11.461211	3.00%	0
2006	10.722170	11.127671	3.78%	0
2005	10.617184	10.722170	0.99%	0
2004	10.378702	10.617184	2.30%	0
2003	9.839589	10.378702	5.48%	0
2002*	10.000000	9.839589	-1.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.337950	12.056058	-2.28%	0
2010	11.379824	12.337950	8.42%	0
2009	9.771858	11.379824	16.46%	0
2008	13.016218	9.771858	-24.93%	0
2007	12.604126	13.016218	3.27%	0
2006	11.578857	12.604126	8.85%	0
2005	11.243726	11.578857	2.98%	21,369
2004	10.501100	11.243726	7.07%	23,655
2003	8.948375	10.501100	17.35%	2,736
2002*	10.000000	8.948375	-10.52%	7,755
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.617200	12.071574	-4.32%	0
2010	11.439275	12.617200	10.30%	0
2009	9.407785	11.439275	21.59%	0
2008	14.028309	9.407785	-32.94%	0
2007	13.521373	14.028309	3.75%	0
2006	12.075809	13.521373	11.97%	0
2005	11.537030	12.075809	4.67%	3,453
2004	10.529222	11.537030	9.57%	2,819
2003	8.505236	10.529222	23.80%	2,819
2002*	10.000000	8.505236	-14.95%	2,819
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.143332	12.115555	-0.23%	0
2010	11.447776	12.143332	6.08%	0
2009	10.222697	11.447776	11.98%	0
2008	12.310070	10.222697	-16.96%	0
2007	11.897824	12.310070	3.46%	0
2006	11.225416	11.897824	5.99%	0
2005	10.990053	11.225416	2.14%	0
2004	10.491868	10.990053	4.75%	0
2003	9.440087	10.491868	11.14%	0
2002*	10.000000	9.440087	-5.60%	0

Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.680470	13.074566	-4.43%	378
2010	12.863233	13.680470	6.35%	378
2009*	10.000000	12.863233	28.63%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.685667	15.895943	-4.73%	0
2010	13.525433	16.685667	23.37%	0
2009	10.117884	13.525433	33.68%	0
2008	16.291811	10.117884	-37.90%	0
2007	15.497335	16.291811	5.13%	0
2006	14.426404	15.497335	7.42%	0
2005	13.164635	14.426404	9.58%	601
2004	11.636878	13.164635	13.13%	0
2003	8.840892	11.636878	31.63%	685
2002	10.678915	8.840892	-17.21%	3,877
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.081859	9.855639	-2.24%	123
2010	10.313905	10.081859	-2.25%	123
2009	10.546883	10.313905	-2.21%	123
2008	10.572523	10.546883	-0.24%	123
2007	10.322500	10.572523	2.42%	123
2006	10.101803	10.322500	2.18%	2,766
2005	10.065138	10.101803	0.36%	2,933
2004	10.213942	10.065138	-1.46%	2,135
2003	10.384079	10.213942	-1.64%	2,775
2002	10.495945	10.384079	-1.07%	2,152
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.101705	14.550018	3.18%	0
2010	13.045048	14.101705	8.10%	0
2009	10.729363	13.045048	21.58%	0
2008	13.271150	10.729363	-19.15%	0
2007	12.978045	13.271150	2.26%	0
2006	12.663264	12.978045	2.49%	0
2005	12.677552	12.663264	-0.11%	273
2004	12.173906	12.677552	4.14%	260
2003	11.108153	12.173906	9.59%	235
2002	10.599824	11.108153	4.80%	245
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.992388	7.967004	-11.40%	0
2010	8.066876	8.992388	11.47%	0
2009	6.047611	8.066876	33.39%	0
2008*	10.000000	6.047611	-39.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.708718	12.061208	-18.00%	0
2010	14.180247	14.708718	3.73%	0
2009	11.172918	14.180247	26.92%	0
2008	21.299454	11.172918	-47.54%	0
2007	21.171874	21.299454	0.60%	0
2006	17.644287	21.171874	19.99%	0
2005	16.107651	17.644287	9.54%	0
2004	13.702064	16.107651	17.56%	0
2003*	10.000000	13.702064	37.02%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.978726	8.522037	-5.09%	0
2010	7.951875	8.978726	12.91%	0
2009	6.268363	7.951875	26.86%	0
2008*	10.000000	6.268363	-37.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356508	9.533651	-7.95%	0
2010*	10.000000	10.356508	3.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.582541	7.878627	-8.20%	0
2010	7.787385	8.582541	10.21%	0
2009	6.252676	7.787385	24.54%	0
2008*	10.000000	6.252676	-37.47%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.527355	8.919474	-6.38%	0
2010	7.685308	9.527355	23.97%	0
2009	6.184777	7.685308	24.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.455697	8.831921	-6.60%	0
2010	7.648661	9.455697	23.63%	0
2009	6.175408	7.648661	23.86%	0
2008*	10.000000	6.175408	-38.25%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.926538	9.478359	-4.51%	0
2010	8.488366	9.926538	16.94%	0
2009	6.655774	8.488366	27.53%	0
2008*	10.000000	6.655774	-33.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.851466	5.682974	-2.88%	0
2010	4.771711	5.851466	22.63%	0
2009	3.829839	4.771711	24.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.355342	17.033276	-7.20%	0
2010	14.831548	18.355342	23.76%	0
2009	12.021534	14.831548	23.37%	0
2008	18.127074	12.021534	-33.68%	0
2007	19.920154	18.127074	-9.00%	0
2006	17.372951	19.920154	14.66%	0
2005	17.241803	17.372951	0.76%	201
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.870755	12.805463	-7.68%	0
2010	11.322815	13.870755	22.50%	0
2009	8.599322	11.322815	31.67%	0
2008	14.233228	8.599322	-39.58%	0

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.851882	8.698871	-1.73%	0
2010	7.981931	8.851882	10.90%	0
2009	6.475718	7.981931	23.26%	0
2008	11.335692	6.475718	-42.87%	0
2007	10.720914	11.335692	5.73%	0
2006	9.651649	10.720914	11.08%	0
2005	9.189303	9.651649	5.03%	141
2004	8.565524	9.189303	7.28%	557
2003	6.871837	8.565524	24.65%	1,279
2002	8.506385	6.871837	-19.22%	1,856
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.050421	9.422383	4.11%	562
2010	7.111931	9.050421	27.26%	562
2009	5.561032	7.111931	27.89%	562
2008*	10.000000	5.561032	-44.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.265736	10.165640	-0.98%	0
2010	10.253900	10.265736	0.12%	0
2009	9.793605	10.253900	4.70%	0
2008*	10.000000	9.793605	-2.06%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.345750	11.424689	-14.39%	0
2010	12.838018	13.345750	3.95%	0
2009*	10.000000	12.838018	28.38%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.630293	7.285500	-4.52%	0
2010	6.742362	7.630293	13.17%	0
2009	5.365695	6.742362	25.66%	0
2008	8.712249	5.365695	-38.41%	0
2007	9.115994	8.712249	-4.43%	0
2006	8.045521	9.115994	13.31%	364
2005	7.894866	8.045521	1.91%	0
2004	6.873683	7.894866	14.86%	0
2003	5.350046	6.873683	28.48%	0
2002	7.311838	5.350046	-26.83%	0
Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.779855	9.588009	-1.96%	0
2010	9.502722	9.779855	2.92%	0
2009	8.578190	9.502722	10.78%	0
2008	10.136974	8.578190	-15.38%	0
2007	9.899222	10.136974	2.40%	0
2006	9.718098	9.899222	1.86%	0
2005	9.799725	9.718098	-0.83%	0
2004	9.947781	9.799725	-1.49%	0
2003*	10.000000	9.947781	-0.52%	0

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.023563	10.661741	-3.28%	0
2010	9.428093	11.023563	16.92%	0
2009	7.857286	9.428093	19.99%	0
2008	13.280979	7.857286	-40.84%	0
2007	13.518806	13.280979	-1.76%	0
2006	13.139124	13.518806	2.89%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.505627	11.848214	-5.26%	0
2010	10.413252	12.505627	20.09%	0
2009	8.105646	10.413252	28.47%	0
2008	13.693921	8.105646	-40.81%	0
2007	13.019610	13.693921	5.18%	0
2006	11.713378	13.019610	11.15%	0
2005	11.213274	11.713378	4.46%	0
2004*	10.000000	11.213274	12.13%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.922321	17.864438	-10.33%	0
2010	17.573225	19.922321	13.37%	0
2009	12.869095	17.573225	36.55%	0
2008	22.014470	12.869095	-41.54%	0
2007	21.181587	22.014470	3.93%	0
2006	18.411069	21.181587	15.05%	0
2005	16.471830	18.411069	11.77%	0
2004	14.137104	16.471830	16.51%	0
2003*	10.000000	14.137104	41.37%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.186992	10.925563	-10.35%	0
2010	10.750875	12.186992	13.36%	0
2009	7.868788	10.750875	36.63%	0
2008	13.459419	7.868788	-41.54%	0
2007	12.952450	13.459419	3.91%	0
2006	11.257951	12.952450	15.05%	0
2005	10.074781	11.257951	11.74%	0
2004	8.649128	10.074781	16.48%	0
2003	6.186473	8.649128	39.81%	0
2002	8.128277	6.186473	-23.89%	2,809
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.726830	2.615506	-4.08%	0
2010	2.432383	2.726830	12.11%	0
2009	1.963161	2.432383	23.90%	0
2008	9.515124	1.963161	-79.37%	0
2007*	10.000000	9.515124	-4.85%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.923962	2.791526	-4.53%	0
2010	2.605300	2.923962	12.23%	0
2009	2.126804	2.605300	22.50%	0
2008	10.202357	2.126804	-79.15%	0
2007	10.449121	10.202357	-2.36%	0
2006*	10.000000	10.449121	4.49%	0

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.425534	8.235164	-2.26%	0
2010	7.423529	8.425534	13.50%	0
2009	5.919937	7.423529	25.40%	0
2008	9.843152	5.919937	-39.86%	0
2007	9.644314	9.843152	2.06%	0
2006	8.576947	9.644314	12.44%	0
2005	8.278998	8.576947	3.60%	0
2004	7.737580	8.278998	7.00%	0
2003	6.246495	7.737580	23.87%	0
2002	7.869795	6.246495	-20.63%	1,750
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.438807	9.022692	-4.41%	0
2010	7.824453	9.438807	20.63%	0
2009	5.834455	7.824453	34.11%	0
2008	9.601104	5.834455	-39.23%	0
2007	9.943652	9.601104	-3.44%	0
2006*	10.000000	9.943652	-0.56%	340
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.794398	4.738094	-1.17%	0
2010	3.847818	4.794398	24.60%	0
2009	2.968443	3.847818	29.62%	0
2008	5.962681	2.968443	-50.22%	0
2007	5.737368	5.962681	3.93%	0
2006	5.700607	5.737368	0.64%	0
2005	5.191439	5.700607	9.81%	0
2004	4.433993	5.191439	17.08%	0
2003	3.611675	4.433993	22.77%	0
2002	5.117009	3.611675	-29.42%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.547299	12.238228	5.98%	0
2010	10.800810	11.547299	6.91%	0
2009*	10.000000	10.800810	8.01%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.186479	11.045679	-1.26%	0
2010	10.879769	11.186479	2.82%	0
2009*	10.000000	10.879769	8.80%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.477157	11.305609	7.91%	0
2010*	10.000000	10.477157	4.77%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.503971	10.848194	3.28%	0
2010	10.029132	10.503971	4.73%	0
2009	9.357413	10.029132	7.18%	0
2008	10.660749	9.357413	-12.23%	0
2007	10.343397	10.660749	3.07%	0
2006*	10.000000	10.343397	3.43%	0

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.693190	24.790427	4.63%	0
2010	22.086056	23.693190	7.28%	0
2009	17.352177	22.086056	27.28%	0
2008	20.878662	17.352177	-16.89%	0
2007	20.052000	20.878662	4.12%	0
2006	18.511634	20.052000	8.32%	0
2005	16.869772	18.511634	9.73%	0
2004	15.680273	16.869772	7.59%	0
2003	12.545244	15.680273	24.99%	96
2002	11.750369	12.545244	6.76%	114
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.012106	14.527262	-27.41%	0
2010	16.140102	20.012106	23.99%	0
2009	7.745238	16.140102	108.39%	0
2008	22.499126	7.745238	-65.58%	0
2007	16.727451	22.499126	34.50%	0
2006	12.266817	16.727451	36.36%	0
2005	9.506426	12.266817	29.04%	0
2004	7.725070	9.506426	23.06%	0
2003	5.125268	7.725070	50.73%	0
2002	5.400085	5.125268	-5.09%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	40.512456	33.087192	-18.33%	0
2010	32.068624	40.512456	26.33%	0
2009	20.825181	32.068624	53.99%	0
2008	39.546906	20.825181	-47.34%	0
2007	27.836326	39.546906	42.07%	0
2006	22.873047	27.836326	21.70%	0
2005	15.426354	22.873047	48.27%	0
2004	12.703348	15.426354	21.44%	0
2003	8.975646	12.703348	41.53%	0
2002	9.450138	8.975646	-5.02%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.113447	15.027491	-6.74%	0
2010	13.002801	16.113447	23.92%	0
2009*	10.000000	13.002801	30.03%	0

Maximum Additional Contract Options Elected - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.905849	16.792804	-11.18%	0
2010	15.364531	18.905849	23.05%	0
2009	11.080501	15.364531	38.66%	0
2008	17.743184	11.080501	-37.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.316305	12.292390	8.63%	0
2010	11.075263	11.316305	2.18%	0
2009	10.338268	11.075263	7.13%	0
2008	10.807779	10.338268	-4.34%	0
2007	10.156560	10.807779	6.41%	0
2006	10.285066	10.156560	-1.25%	0
2005	10.417725	10.285066	-1.27%	0
2004	10.129239	10.417725	2.85%	0
2003*	10.000000	10.129239	1.29%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.946801	8.967462	0.23%	0
2010	8.063572	8.946801	10.95%	0
2009	7.024654	8.063572	14.79%	0
2008	11.048864	7.024654	-36.42%	0
2007	11.376616	11.048864	-2.88%	0
2006	9.995371	11.376616	13.82%	0
2005	9.827333	9.995371	1.71%	0
2004	8.947766	9.827333	9.83%	0
2003	7.116360	8.947766	25.74%	0
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.187844	10.799757	-3.47%	0
2010	9.651560	11.187844	15.92%	0
2009	7.641367	9.651560	26.31%	0
2008	10.392087	7.641367	-26.47%	0
2007	10.945504	10.392087	-5.06%	0
2006*	10.000000	10.945504	9.46%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.748603	11.941255	-6.33%	0
2010	11.949250	12.748603	6.69%	0
2009*	10.000000	11.949250	19.49%	0
Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.347872	13.047872	-2.25%	0
2010	10.913380	13.347872	22.31%	0
2009	8.980381	10.913380	21.52%	0
2008	13.374065	8.980381	-32.85%	0
2007	13.852287	13.374065	-3.45%	0
2006	12.455279	13.852287	11.22%	0
2005	11.948645	12.455279	4.24%	0
2004	10.085497	11.948645	18.47%	0
2003	7.530557	10.085497	33.93%	0

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.453633	7.310660	-1.92%	0
2010	6.678660	7.453633	11.60%	0
2009	5.136997	6.678660	30.01%	0
2008	8.059862	5.136997	-36.26%	0
2007	7.694269	8.059862	4.75%	0
2006	7.248388	7.694269	6.15%	0
2005	7.196386	7.248388	0.72%	0
2004	6.970741	7.196386	3.24%	0
2003	5.691372	6.970741	22.48%	0
Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.879689	8.793647	-0.97%	0
2010	7.954894	8.879689	11.63%	0
2009	6.478090	7.954894	22.80%	0
2008	10.603414	6.478090	-38.91%	0
2007	10.365796	10.603414	2.29%	0
2006	9.232631	10.365796	12.27%	0
2005	9.072170	9.232631	1.77%	0
2004	8.435823	9.072170	7.54%	0
2003	6.760911	8.435823	24.77%	0
Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.707156	10.286369	5.97%	0
2010	8.660039	9.707156	12.09%	0
2009	7.269545	8.660039	19.13%	0
2008	10.616604	7.269545	-31.53%	0
2007	10.196819	10.616604	4.12%	0
2006	9.005763	10.196819	13.23%	0
2005	8.875845	9.005763	1.46%	0
2004	8.692839	8.875845	2.11%	0
2003	7.380586	8.692839	17.78%	0
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.743469	12.669128	-0.58%	0
2010	12.082892	12.743469	5.47%	0
2009	10.321568	12.082892	17.06%	0
2008	11.453642	10.321568	-9.88%	0
2007	11.183290	11.453642	2.42%	0
2006	11.045689	11.183290	1.25%	0
2005	11.217473	11.045689	-1.53%	0
2004	11.137438	11.217473	0.72%	0
2003	10.949614	11.137438	1.72%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.581476	10.256609	-3.07%	0
2010	9.656190	10.581476	9.58%	0
2009	8.001673	9.656190	20.68%	0
2008	10.987795	8.001673	-27.18%	0
2007	10.406328	10.987795	5.59%	0
2006*	10.000000	10.406328	4.06%	0

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.172379	9.776925	-3.89%	0
2010	9.138264	10.172379	11.32%	0
2009	7.300625	9.138264	25.17%	0
2008	11.162831	7.300625	-34.60%	0
2007	10.426103	11.162831	7.07%	0
2006*	10.000000	10.426103	4.26%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.785865	9.255916	-5.42%	0
2010	8.678912	9.785865	12.75%	0
2009	6.794969	8.678912	27.73%	0
2008	11.289897	6.794969	-39.81%	0
2007	10.446041	11.289897	8.08%	0
2006*	10.000000	10.446041	4.46%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.672351	8.913122	-7.85%	0
2010	8.350939	9.672351	15.82%	0
2009	5.821893	8.350939	43.44%	0
2008	13.137711	5.821893	-55.69%	0
2007	9.281768	13.137711	41.54%	0
2006*	10.000000	9.281768	-7.18%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.561855	9.374462	-1.96%	0
2010	8.547432	9.561855	11.87%	0
2009	6.762759	8.547432	26.39%	0
2008	12.144305	6.762759	-44.31%	0
2007	12.321441	12.144305	-1.44%	0
2006	10.555716	12.321441	16.73%	0
2005	10.267675	10.555716	2.81%	0
2004	9.483867	10.267675	8.26%	0
2003	7.492527	9.483867	26.58%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.654311	7.450934	-2.66%	0
2010	6.347556	7.654311	20.59%	0
2009	5.095996	6.347556	24.56%	0
2008	9.936765	5.095996	-48.72%	0
2007	8.058978	9.936765	23.30%	0
2006	7.767612	8.058978	3.75%	0
2005	7.561699	7.767612	2.72%	0
2004	7.533675	7.561699	0.37%	0
2003	5.836965	7.533675	29.07%	0

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.288717	14.434928	1.02%	0
2010	12.918876	14.288717	10.60%	0
2009	9.244095	12.918876	39.75%	0
2008	12.691556	9.244095	-27.16%	0
2007	12.721185	12.691556	-0.23%	0
2006	11.770806	12.721185	8.07%	0
2005	11.810921	11.770806	-0.34%	0
2004	11.100132	11.810921	6.40%	0
2003	8.993929	11.100132	23.42%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.932513	11.051760	1.09%	0
2010	9.895352	10.932513	10.48%	0
2009	7.072891	9.895352	39.91%	0
2008	9.699601	7.072891	-27.08%	0
2007*	10.000000	9.699601	-3.00%	0
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.451833	11.934549	4.22%	0
2010	10.941422	11.451833	4.66%	0
2009	9.731239	10.941422	12.44%	0
2008	10.358069	9.731239	-6.05%	0
2007	10.227336	10.358069	1.28%	0
2006	10.087380	10.227336	1.39%	0
2005	10.165687	10.087380	-0.77%	0
2004	10.025521	10.165687	1.40%	0
2003*	10.000000	10.025521	0.26%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.962106	9.513668	-13.21%	0
2010	8.762439	10.962106	25.10%	0
2009	6.438424	8.762439	36.10%	0
2008	10.950780	6.438424	-41.21%	0
2007	9.756903	10.950780	12.24%	0
2006*	10.000000	9.756903	-2.43%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.511918	8.457495	-19.54%	0
2010	9.570889	10.511918	9.83%	0
2009	7.787736	9.570889	22.90%	0
2008	14.273871	7.787736	-45.44%	0
2007	12.531063	14.273871	13.91%	0
2006	10.929475	12.531063	14.65%	0
2005	9.450375	10.929475	15.65%	0
2004	8.567007	9.450375	10.31%	0
2003	6.154443	8.567007	39.20%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.074260	10.509610	-19.62%	0
2010	11.902041	13.074260	9.85%	0
2009	9.680559	11.902041	22.95%	0
2008	17.747234	9.680559	-45.45%	0
2007	15.577878	17.747234	13.93%	0
2006	13.586552	15.577878	14.66%	0
2005	11.752519	13.586552	15.61%	0
2004	10.653140	11.752519	10.32%	0
2003	7.650567	10.653140	39.25%	0

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.912043	11.440478	-11.40%	0
2010	10.504629	12.912043	22.92%	0
2009	6.866244	10.504629	52.99%	0
2008	14.469677	6.866244	-52.55%	0
2007	14.099296	14.469677	2.63%	0
2006	12.482441	14.099296	12.95%	0
2005	12.521060	12.482441	-0.31%	0
2004	11.300946	12.521060	10.80%	0
2003	7.367940	11.300946	53.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.954242	10.902073	-0.48%	0
2010	10.002045	10.954242	9.52%	0
2009	7.588748	10.002045	31.80%	0
2008	11.099238	7.588748	-31.63%	0
2007	11.007185	11.099238	0.84%	0
2006*	10.000000	11.007185	10.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.716735	9.089988	-6.45%	0
2010	7.796103	9.716735	24.64%	0
2009	6.210129	7.796103	25.54%	0
2008	9.538874	6.210129	-34.90%	0
2007	10.054554	9.538874	-5.13%	0
2006*	10.000000	10.054554	0.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.861377	8.480911	-4.29%	0
2010	8.268604	8.861377	7.17%	0
2009	6.531010	8.268604	26.61%	0
2008*	10.000000	6.531010	-34.69%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.647682	9.526376	-18.21%	0
2010	10.196946	11.647682	14.23%	0
2009	6.076711	10.196946	67.80%	0
2008	13.210424	6.076711	-54.00%	0
2007	10.561925	13.210424	25.08%	0
2006*	10.000000	10.561925	5.62%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.817667	8.524010	-13.18%	0
2010	9.316973	9.817667	5.37%	0
2009	6.986531	9.316973	33.36%	0
2008	12.059157	6.986531	-42.06%	0
2007	10.748209	12.059157	12.20%	0
2006*	10.000000	10.748209	7.48%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.779639	14.247529	-3.60%	0
2010	13.293587	14.779639	11.18%	0
2009	11.523182	13.293587	15.36%	0
2008	11.162287	11.523182	3.23%	0
2007	10.344284	11.162287	7.91%	0
2006*	10.000000	10.344284	3.44%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.760351	18.725865	-9.80%	0
2010	19.652954	20.760351	5.63%	0
2009	16.168989	19.652954	21.55%	0
Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.066831	10.010772	-9.54%	0
2010	10.692615	11.066831	3.50%	0
2009	7.533825	10.692615	41.93%	0
2008	13.918876	7.533825	-45.87%	0
2007	10.481825	13.918876	32.79%	0
2006	9.882088	10.481825	6.07%	0
2005	9.031765	9.882088	9.41%	0
2004	7.876570	9.031765	14.67%	0
2003	6.739631	7.876570	16.87%	0
Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.943237	7.052719	-11.21%	0
2010	6.569138	7.943237	20.92%	0
2009	4.307514	6.569138	52.50%	0
2008	7.910212	4.307514	-45.54%	0
2007	6.688093	7.910212	18.27%	0
2006	6.380763	6.688093	4.82%	0
2005	5.884322	6.380763	8.44%	0
2004	6.019774	5.884322	-2.25%	0
2003	4.227960	6.019774	42.38%	0
Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.063172	13.195199	-34.23%	0
2010	16.509985	20.063172	21.52%	0
2009	9.485235	16.509985	74.06%	0
2008	20.429517	9.485235	-53.57%	0
2007	16.420222	20.429517	24.42%	0
2006	11.519963	16.420222	42.54%	0
2005	8.981785	11.519963	28.26%	0
2004	7.785565	8.981785	15.36%	0
2003	5.953600	7.785565	30.77%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.981794	12.891730	-0.69%	0
2010	10.818077	12.981794	20.00%	0
2009	8.784492	10.818077	23.15%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.418845	13.950544	-3.25%	0
2010	13.337878	14.418845	8.10%	0
2009	11.206165	13.337878	19.02%	0
2008	17.142496	11.206165	-34.63%	0
2007	16.394070	17.142496	4.57%	0
2006	13.995070	16.394070	17.14%	0
MFS® Variable Insurance Trust II - MFS International Value Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.641182	10.159926	-4.52%	0
2010*	10.000000	10.641182	6.41%	0

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.823081	8.517325	-3.47%	0
2010	7.611906	8.823081	15.91%	0
2009	5.867269	7.611906	29.74%	0
2008	9.848792	5.867269	-40.43%	0
2007	8.477163	9.848792	16.18%	0
2006	8.214083	8.477163	3.20%	0
2005	7.934219	8.214083	3.53%	0
2004	7.547142	7.934219	5.13%	0
2003	5.849234	7.547142	29.03%	0
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.597268	13.302773	-2.17%	0
2010	12.328706	13.597268	10.29%	0
2009*	10.000000	12.328706	23.29%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.527413	9.347262	-1.89%	0
2010	8.750148	9.527413	8.88%	0
2009	7.294286	8.750148	19.96%	0
2008	10.686759	7.294286	-31.74%	0
2007	10.360055	10.686759	3.15%	0
2006*	10.000000	10.360055	3.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.183718	10.466013	2.77%	0
2010	9.884887	10.183718	3.02%	0
2009	9.067839	9.884887	9.01%	0
2008	10.350952	9.067839	-12.40%	0
2007	10.342338	10.350952	0.08%	0
2006*	10.000000	10.342338	3.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.502567	9.258557	-11.84%	0
2010	9.707814	10.502567	8.19%	0
2009	7.053080	9.707814	37.64%	0
2008	11.825777	7.053080	-40.36%	0
2007	10.639867	11.825777	11.15%	0
2006*	10.000000	10.639867	6.40%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.294451	8.611134	-7.35%	0
2010	8.090090	9.294451	14.89%	0
2009	5.997264	8.090090	34.90%	0
2008	11.060833	5.997264	-45.78%	0
2007	10.171033	11.060833	8.75%	0
2006*	10.000000	10.171033	1.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.006521	7.608789	-4.97%	0
2010	7.422364	8.006521	7.87%	0
2009	5.842946	7.422364	27.03%	0
2008	9.706239	5.842946	-39.80%	0
2007*	10.000000	9.706239	-2.94%	0

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.673117	14.807799	0.92%	0
2010	13.340729	14.673117	9.99%	0
2009	9.400540	13.340729	41.91%	0
2008	13.430772	9.400540	-30.01%	0
2007	13.399738	13.430772	0.23%	0
2006	12.463071	13.399738	7.52%	0
2005	12.522990	12.463071	-0.48%	0
2004	11.702110	12.522990	7.01%	0
2003	9.846069	11.702110	18.85%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.171051	12.281526	0.91%	0
2010	11.065291	12.171051	9.99%	0
2009	7.792795	11.065291	41.99%	0
2008	11.150569	7.792795	-30.11%	0
2007	11.121185	11.150569	0.26%	0
2006	10.344229	11.121185	7.51%	0
2005*	10.000000	10.344229	3.44%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.495147	7.298207	-14.09%	0
2010	7.559816	8.495147	12.37%	0
2009	5.084689	7.559816	48.68%	0
2008*	10.000000	5.084689	-49.15%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.310111	8.762149	-5.89%	0
2010	7.750430	9.310111	20.12%	0
2009	6.062056	7.750430	27.85%	0
2008*	10.000000	6.062056	-39.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.829502	8.035247	-9.00%	0
2010	7.901850	8.829502	11.74%	0
2009	6.292350	7.901850	25.58%	0
2008*	10.000000	6.292350	-37.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.797666	9.395808	-4.10%	0
2010	9.129721	9.797666	7.32%	0
2009	7.838917	9.129721	16.47%	0
2008*	10.000000	7.838917	-21.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.392628	8.815366	-6.15%	0
2010	8.597837	9.392628	9.24%	0
2009	7.124031	8.597837	20.69%	0
2008*	10.000000	7.124031	-28.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.238350	10.092777	-1.42%	0
2010	9.862495	10.238350	3.81%	0
2009	8.977627	9.862495	9.86%	0
2008*	10.000000	8.977627	-10.22%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.595859	9.110139	-5.06%	0
2010	8.864196	9.595859	8.25%	0
2009	7.478232	8.864196	18.53%	0
2008*	10.000000	7.478232	-25.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.166812	8.494343	-7.34%	0
2010	8.322823	9.166812	10.14%	0
2009	6.764627	8.322823	23.03%	0
2008*	10.000000	6.764627	-32.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.959026	9.654614	-3.06%	0
2010	9.396894	9.959026	5.98%	0
2009	8.215074	9.396894	14.39%	0
2008*	10.000000	8.215074	-17.85%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.737632	11.126194	3.62%	0
2010	10.318745	10.737632	4.06%	0
2009	9.758691	10.318745	5.74%	0
2008*	10.000000	9.758691	-2.41%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.587684	11.945325	3.09%	0
2010	11.026696	11.587684	5.09%	0
2009	9.742839	11.026696	13.18%	0
2008*	10.000000	9.742839	-2.57%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.794479	18.708337	-24.55%	0
2010	21.956290	24.794479	12.93%	0
2009	13.831355	21.956290	58.74%	0
2008	33.693189	13.831355	-58.95%	0
2007	23.813945	33.693189	41.49%	0
2006	17.918416	23.813945	32.90%	0
2005	13.897002	17.918416	28.94%	0
2004	11.840925	13.897002	17.36%	0
2003	7.370807	11.840925	60.65%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.966110	18.833575	-24.56%	0
2010	22.100858	24.966110	12.96%	0
2009	13.907906	22.100858	58.91%	0
2008	33.934109	13.907906	-59.01%	0
2007	23.989282	33.934109	41.46%	0
2006	18.060045	23.989282	32.83%	0
2005	14.004972	18.060045	28.95%	0
2004	11.931622	14.004972	17.38%	0
2003	7.429260	11.931622	60.60%	0

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.384534	12.912182	4.26%	0
2010	12.159802	12.384534	1.85%	0
2009	12.182521	12.159802	-0.19%	0
2008	11.635178	12.182521	4.70%	0
2007	11.172362	11.635178	4.14%	0
2006	11.121681	11.172362	0.46%	0
2005	11.079571	11.121681	0.38%	0
2004	11.038626	11.079571	0.37%	0
2003	11.133937	11.038626	-0.86%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.252101	10.746577	-12.29%	0
2010	11.125937	12.252101	10.12%	0
2009	8.823813	11.125937	26.09%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.533673	14.502104	-12.29%	0
2010	15.016732	16.533673	10.10%	0
2009	11.914214	15.016732	26.04%	0
2008	22.717093	11.914214	-47.55%	0
2007	18.383846	22.717093	23.57%	0
2006	14.224602	18.383846	29.24%	0
2005	11.241007	14.224602	26.54%	0
2004	10.113202	11.241007	11.15%	0
2003	7.687861	10.113202	31.55%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.255639	6.993603	-15.29%	0
2010	7.908176	8.255639	4.39%	0
2009	6.326161	7.908176	25.01%	0
2008	11.437095	6.326161	-44.69%	0
2007	10.758307	11.437095	6.31%	0
2006*	10.000000	10.758307	7.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.964834	11.173181	-6.62%	0
2010	10.738307	11.964834	11.42%	0
2009	8.684887	10.738307	23.64%	0
2008	14.148318	8.684887	-38.62%	0
2007	13.739493	14.148318	2.98%	0
2006	12.094067	13.739493	13.61%	0
2005	11.527106	12.094067	4.92%	0
2004	10.400290	11.527106	10.83%	0
2003	8.113853	10.400290	28.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.191626	11.955849	-1.93%	0
2010	11.421675	12.191626	6.74%	0
2009*	10.000000	11.421675	14.22%	0

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.040705	12.557680	-3.70%	0
2010	11.975410	13.040705	8.90%	0
2009*	10.000000	11.975410	19.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.049669	11.055827	0.06%	0
2010	10.735313	11.049669	2.93%	0
2009	10.124734	10.735313	6.03%	0
2008	11.084019	10.124734	-8.65%	0
2007	10.822672	11.084019	2.41%	0
2006	10.487114	10.822672	3.20%	0
2005	10.443029	10.487114	0.42%	0
2004	10.266218	10.443029	1.72%	0
2003	9.788002	10.266218	4.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.731588	11.399184	-2.83%	0
2010	10.881725	11.731588	7.81%	0
2009	9.397013	10.881725	15.80%	0
2008	12.587849	9.397013	-25.35%	0
2007	12.258669	12.587849	2.69%	0
2006	11.325043	12.258669	8.24%	0
2005	11.059287	11.325043	2.40%	0
2004	10.387269	11.059287	6.47%	0
2003	8.901427	10.387269	16.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.997088	11.413816	-4.86%	0
2010	10.938546	11.997088	9.68%	0
2009	9.046885	10.938546	20.91%	0
2008	13.566652	9.046885	-33.32%	0
2007	13.150794	13.566652	3.16%	0
2006	11.811103	13.150794	11.34%	0
2005	11.347783	11.811103	4.08%	0
2004	10.415083	11.347783	8.96%	0
2003	8.460596	10.415083	23.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.546560	11.455494	-0.79%	0
2010	10.946741	11.546560	5.48%	0
2009	9.830579	10.946741	11.35%	0
2008	11.904923	9.830579	-17.42%	0
2007	11.571698	11.904923	2.88%	0
2006	10.979319	11.571698	5.40%	0
2005	10.809764	10.979319	1.57%	0
2004	10.378140	10.809764	4.16%	0
2003	9.390578	10.378140	10.52%	0
Nationwide Variable Insurance Trust - NVIT Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.552476	12.879503	-4.97%	0
2010	12.814927	13.552476	5.76%	0
2009*	10.000000	12.814927	28.15%	0

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.421186	13.661457	-5.27%	0
2010	11.755908	14.421186	22.67%	0
2009	8.843928	11.755908	32.93%	0
2008	14.321306	8.843928	-38.25%	0
2007	13.700429	14.321306	4.53%	0
2006	12.825652	13.700429	6.82%	0
2005	11.769884	12.825652	8.97%	0
2004	10.462838	11.769884	12.49%	0
2003	7.993851	10.462838	30.89%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.127609	8.872732	-2.79%	0
2010	9.390532	9.127609	-2.80%	0
2009	9.656987	9.390532	-2.76%	0
2008	9.735239	9.656987	-0.80%	0
2007	9.559098	9.735239	1.84%	0
2006	9.407511	9.559098	1.61%	0
2005	9.426258	9.407511	-0.20%	0
2004	9.619743	9.426258	-2.01%	0
2003	9.835321	9.619743	-2.19%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.806930	13.139948	2.60%	0
2010	11.914299	12.806930	7.49%	0
2009	9.854736	11.914299	20.90%	0
2008	12.258317	9.854736	-19.61%	0
2007	12.055767	12.258317	1.68%	0
2006	11.829718	12.055767	1.91%	0
2005	11.909897	11.829718	-0.67%	0
2004	11.501450	11.909897	3.55%	0
2003	10.553935	11.501450	8.98%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.858030	7.803856	-11.90%	0
2010	7.991263	8.858030	10.85%	0
2009	6.024818	7.991263	32.64%	0
2008*	10.000000	6.024818	-39.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.085850	11.485478	-18.46%	0
2010	13.656507	14.085850	3.14%	0
2009	10.821168	13.656507	26.20%	0
2008	20.745991	10.821168	-47.84%	0
2007	20.739088	20.745991	0.03%	0
2006	17.381100	20.739088	19.32%	0
2005	15.956891	17.381100	8.93%	0
2004	13.650576	15.956891	16.90%	0
2003*	10.000000	13.650576	36.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.844581	8.347581	-5.62%	0
2010	7.877347	8.844581	12.28%	0
2009	6.244736	7.877347	26.14%	0
2008*	10.000000	6.244736	-37.55%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.317367	9.444264	-8.46%	0
2010*	10.000000	10.317367	3.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.454273	7.717276	-8.72%	0
2010	7.714365	8.454273	9.59%	0
2009	6.229093	7.714365	23.84%	0
2008*	10.000000	6.229093	-37.71%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.384987	8.736839	-6.91%	0
2010	7.613254	9.384987	23.27%	0
2009	6.161456	7.613254	23.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.314391	8.651068	-7.12%	0
2010	7.576931	9.314391	22.93%	0
2009	6.152116	7.576931	23.16%	0
2008*	10.000000	6.152116	-38.48%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.778223	9.284300	-5.05%	0
2010	8.408810	9.778223	16.29%	0
2009	6.630696	8.408810	26.82%	0
2008*	10.000000	6.630696	-33.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.900091	7.629523	-3.42%	0
2010	6.478729	7.900091	21.94%	0
2009	5.229333	6.478729	23.89%	0
2008	10.041738	5.229333	-47.92%	0
2007	9.414637	10.041738	6.66%	0
2006	9.384246	9.414637	0.32%	0
2005	8.931073	9.384246	5.07%	0
2004	8.101413	8.931073	10.24%	0
2003	6.207447	8.101413	30.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.175792	11.235337	-7.72%	0
2010	9.893930	12.175792	23.06%	0
2009	8.064801	9.893930	22.68%	0
2008	12.229773	8.064801	-34.06%	0
2007	13.516037	12.229773	-9.52%	0
2006	11.854253	13.516037	14.02%	0
2005	11.831125	11.854253	0.20%	0
2004	10.376786	11.831125	14.02%	0
2003	6.805760	10.376786	52.47%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.704719	12.581103	-8.20%	0
2010	11.250488	13.704719	21.81%	0
2009	8.592740	11.250488	30.93%	0
2008	14.303051	8.592740	-39.92%	0
2007	14.410196	14.303051	-0.74%	0
2006	13.231327	14.410196	8.91%	0
2005	12.118555	13.231327	9.18%	0
2004	10.474920	12.118555	15.69%	0
2003	7.641994	10.474920	37.07%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.096005	8.888578	-2.28%	0
2010	8.248436	9.096005	10.28%	0
2009	6.729807	8.248436	22.57%	0
2008	11.847340	6.729807	-43.20%	0
2007	11.268563	11.847340	5.14%	0
2006	10.201905	11.268563	10.46%	0
2005	9.767983	10.201905	4.44%	0
2004	9.156429	9.767983	6.68%	0
2003	7.387404	9.156429	23.95%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.914948	9.229249	3.53%	0
2010	7.045037	8.914948	26.54%	0
2009	5.539956	7.045037	27.17%	0
2008*	10.000000	5.539956	-44.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.112451	9.957657	-1.53%	0
2010	10.157941	10.112451	-0.45%	0
2009	9.756839	10.157941	4.11%	0
2008*	10.000000	9.756839	-2.43%	0
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.220877	11.254156	-14.88%	0
2010	12.789798	13.220877	3.37%	0
2009*	10.000000	12.789798	27.90%	0
Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.910210	8.459791	-5.06%	0
2010	7.917841	8.910210	12.53%	0
2009	6.336820	7.917841	24.95%	0
2008	10.347466	6.336820	-38.76%	0
2007	10.888605	10.347466	-4.97%	0
2006	9.664193	10.888605	12.67%	0
2005	9.536734	9.664193	1.34%	0
2004	8.350133	9.536734	14.21%	0
2003	6.535958	8.350133	27.76%	0

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.365725	9.130470	-2.51%	0
2010	9.151815	9.365725	2.34%	0
2009	8.308151	9.151815	10.15%	0
2008	9.873439	8.308151	-15.85%	0
2007	9.696717	9.873439	1.82%	0
2006	9.573004	9.696717	1.29%	0
2005	9.707882	9.573004	-1.39%	0
2004	9.910320	9.707882	-2.04%	0
2003*	10.000000	9.910320	-0.90%	0
Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.975497	10.555630	-3.83%	0
2010	9.440023	10.975497	16.27%	0
2009	7.911758	9.440023	19.32%	0
2008	13.448917	7.911758	-41.17%	0
2007	13.767669	13.448917	-2.32%	0
2006	13.456536	13.767669	2.31%	0
Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.044243	11.346989	-5.79%	0
2010	10.085747	12.044243	19.42%	0
2009	7.895143	10.085747	27.75%	0
2008	13.413996	7.895143	-41.14%	0
2007	12.826024	13.413996	4.58%	0
2006	11.604312	12.826024	10.53%	0
2005	11.171523	11.604312	3.87%	0
2004*	10.000000	11.171523	11.72%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.078823	17.011913	-10.83%	0
2010	16.924305	19.078823	12.73%	0
2009	12.464026	16.924305	35.79%	0
2008	21.442487	12.464026	-41.87%	0
2007	20.748629	21.442487	3.34%	0
2006	18.136480	20.748629	14.40%	0
2005	16.317670	18.136480	11.15%	0
2004	14.084003	16.317670	15.86%	0
2003*	10.000000	14.084003	40.84%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.142222	11.715709	-10.85%	0
2010	11.659063	13.142222	12.72%	0
2009	8.581803	11.659063	35.86%	0
2008	14.762294	8.581803	-41.87%	0
2007	14.287084	14.762294	3.33%	0
2006	12.488041	14.287084	14.41%	0
2005	11.238612	12.488041	11.12%	0
2004	9.702830	11.238612	15.83%	0
2003	6.979355	9.702830	39.02%	0

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.670924	2.547515	-4.62%	0
2010	2.395976	2.670924	11.48%	0
2009	1.944708	2.395976	23.20%	0
2008	9.479293	1.944708	-79.48%	0
2007*	10.000000	9.479293	-5.21%	0
Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.847870	2.703608	-5.07%	0
2010	2.551860	2.847870	11.60%	0
2009	2.094963	2.551860	21.81%	0
2008	10.106755	2.094963	-79.27%	0
2007	10.410109	10.106755	-2.91%	0
2006*	10.000000	10.410109	4.10%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.239885	8.980389	-2.81%	0
2010	8.187059	9.239885	12.86%	0
2009	6.565778	8.187059	24.69%	0
2008	10.978937	6.565778	-40.20%	0
2007	10.818360	10.978937	1.48%	0
2006	9.675327	10.818360	11.81%	0
2005	9.391908	9.675327	3.02%	0
2004	8.827365	9.391908	6.40%	0
2003	7.166545	8.827365	23.17%	0
Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.193247	8.738607	-4.95%	0
2010	7.663967	9.193247	19.95%	0
2009	5.747137	7.663967	33.35%	0
2008	9.511102	5.747137	-39.57%	0
2007	9.906509	9.511102	-3.99%	0
2006*	10.000000	9.906509	-0.93%	0
Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.788949	7.654261	-1.73%	0
2010	6.286480	7.788949	23.90%	0
2009	4.877209	6.286480	28.90%	0
2008	9.852451	4.877209	-50.50%	0
2007	9.534100	9.852451	3.34%	0
2006	9.526496	9.534100	0.08%	0
2005	8.724542	9.526496	9.19%	0
2004	7.493747	8.724542	16.42%	0
2003	6.138481	7.493747	22.08%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.439096	12.055517	5.39%	0
2010	10.760148	11.439096	6.31%	0
2009*	10.000000	10.760148	7.60%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.081664	10.880780	-1.81%	0
2010	10.838809	11.081664	2.24%	0
2009*	10.000000	10.838809	8.39%	0

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.438042	11.200190	7.30%	0
2010*	10.000000	10.438042	4.38%	0
The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.230911	10.506918	2.70%	0
2010	9.823676	10.230911	4.15%	0
2009	9.217569	9.823676	6.58%	0
2008	10.560867	9.217569	-12.72%	0
2007	10.304780	10.560867	2.49%	0
2006*	10.000000	10.304780	3.05%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.704699	21.541984	4.04%	0
2010	19.409428	20.704699	6.67%	0
2009	15.335483	19.409428	26.57%	0
2008	18.556578	15.335483	-17.36%	0
2007	17.923217	18.556578	3.53%	0
2006	16.639741	17.923217	7.71%	0
2005	15.249442	16.639741	9.12%	0
2004	14.254376	15.249442	6.98%	0
2003	11.468918	14.254376	24.29%	0
Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.530198	24.203432	-27.82%	0
2010	27.195437	33.530198	23.29%	0
2009	13.124124	27.195437	107.22%	0
2008	38.341062	13.124124	-65.77%	0
2007	28.667512	38.341062	33.74%	0
2006	21.141424	28.667512	35.60%	0
2005	16.476343	21.141424	28.31%	0
2004	13.464658	16.476343	22.37%	0
2003	8.983679	13.464658	49.88%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	35.174908	28.566428	-18.79%	0
2010	28.000916	35.174908	25.62%	0
2009	18.286568	28.000916	53.12%	0
2008	34.923264	18.286568	-47.64%	0
2007	24.721668	34.923264	41.27%	0
2006	20.428335	24.721668	21.02%	0
2005	13.855153	20.428335	47.44%	0
2004	11.474015	13.855153	20.75%	0
2003	8.152874	11.474015	40.74%	0
Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund: Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.962720	14.803292	-7.26%	0
2010	12.953957	15.962720	23.23%	0
2009*	10.000000	12.953957	29.54%	0

Condensed Financial Information (Waddell & Reed)

The following charts represent the Accumulation Unit value for all classes of Accumulation Units for all asset fees for contracts issued as of December 31, 2011 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit Values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus).

No Additional Contract Options Elected - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.445457	21.495425	-8.32%	146,138
2010	21.835756	23.445457	7.37%	110,117
2009	17.674192	21.835756	23.55%	73,910
2008	24.107427	17.674192	-26.69%	3,340
2007	16.932234	24.107427	42.38%	3,269
2006	14.263441	16.932234	18.71%	1,604
2005	11.616363	14.263441	22.79%	202
2004	10.377361	11.616363	11.94%	157
2003	9.422201	10.377361	10.14%	99
2002	9.233503	9.422201	2.04%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.101184	14.393951	2.08%	106
2010	12.187343	14.101184	15.70%	180
2009	10.894499	12.187343	11.87%	270
2008	13.957586	10.894499	-21.95%	117
2007	12.429399	13.957586	12.29%	147
2006	11.311806	12.429399	9.88%	413
2005	10.902171	11.311806	3.76%	101
2004	10.129507	10.902171	7.63%	101
2003	8.608933	10.129507	17.66%	101
2002	9.514063	8.608933	-9.51%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.657750	15.540629	6.02%	306
2010	13.990719	14.657750	4.77%	1,900
2009	13.214006	13.990719	5.88%	1,832
2008	13.332908	13.214006	-0.89%	1,832
2007	12.771687	13.332908	4.39%	1,614
2006	12.400171	12.771687	3.00%	762
2005	12.350979	12.400171	0.40%	135
2004	12.034015	12.350979	2.63%	91
2003	11.690957	12.034015	2.93%	42
2002	10.858121	11.690957	7.67%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.035256	11.084368	0.45%	20
2010	9.238765	11.035256	19.45%	2,163
2009	7.539773	9.238765	22.53%	2,504
2008	11.699359	7.539773	-35.55%	1,918
2007	10.385371	11.699359	12.65%	2,019
2006	8.984926	10.385371	15.59%	1,965
2005	8.342395	8.984926	7.70%	145
2004	7.706275	8.342395	8.25%	81
2003	6.651356	7.706275	15.86%	0
2002	8.590536	6.651356	-22.57%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.616581	12.822563	-5.83%	254
2010	11.842989	13.616581	14.98%	1,630
2009	10.168397	11.842989	16.47%	1,630
2008	16.059891	10.168397	-36.68%	1,630
2007	13.927831	16.059891	15.31%	1,376
2006	12.161212	13.927831	14.53%	628
2005	10.889524	12.161212	11.68%	0
2004*	10.000000	10.889524	8.90%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.295281	11.044965	-10.17%	0
2010	10.204060	12.295281	20.49%	0
2009	7.351862	10.204060	38.80%	0
2008	13.817893	7.351862	-46.79%	0
2007	9.244437	13.817893	49.47%	0
2006*	10.000000	9.244437	-7.56%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.862979	-1.37%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.294435	12.646540	-22.39%	91
2010	14.088146	16.294435	15.66%	91
2009	8.211874	14.088146	71.56%	91
2008	21.567268	8.211874	-61.92%	91
2007	15.212637	21.567268	41.77%	0
2006	12.269102	15.212637	23.99%	0
2005*	10.000000	12.269102	22.69%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.302143	10.394903	0.90%	240
2010	9.262002	10.302143	11.23%	240
2009	7.377185	9.262002	25.55%	240
2008	11.447833	11.717152	21.44%	62
2007	9.426908	11.447833	21.44%	62
2006	9.083547	9.426908	3.78%	160
2005	8.265413	9.083547	9.90%	349
2004	8.097972	8.265413	2.07%	218
2003	6.660519	8.097972	21.58%	62
2002	8.565867	6.660519	-22.24%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.399657	20.175574	4.00%	0
2010	17.095068	19.399657	13.48%	0
2009	11.817089	17.095068	44.66%	0
2008	15.298564	11.817089	-22.76%	1,462
2007	14.909699	15.298564	2.61%	1,462
2006	13.685516	14.909699	8.95%	31
2005	13.507495	13.685516	1.32%	88
2004	12.444145	13.507495	8.54%	47
2003	10.519093	12.444145	18.30%	0
2002	10.866781	10.519093	-3.20%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.845652	13.481959	-14.92%	0
2010	14.056891	15.845652	12.73%	1,162
2009	10.387686	14.056891	35.32%	1,162
2008	18.209601	10.387686	-42.95%	1,162
2007	16.774794	18.209601	8.55%	1,162
2006	13.098654	16.774794	28.07%	535
2005	11.926028	13.098654	9.83%	0
2004*	10.000000	11.926028	19.26%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.738553	10.748764	-8.43%	12
2010	10.350505	11.738553	13.41%	190
2009	8.256069	10.350505	25.37%	404
2008	14.444150	8.256069	-42.84%	37
2007	12.053681	14.444150	19.83%	101
2006	10.083529	12.053681	19.54%	680
2005	8.762162	10.083529	15.08%	0
2004	7.779518	8.762162	12.63%	0
2003	6.304344	7.779518	23.40%	0
2002	7.796236	6.304344	-19.14%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.132959	1.33%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.547749	14.284267	-8.13%	0
2010	11.171963	15.547749	39.17%	0
2009	8.003237	11.171963	39.59%	0
2008	15.588775	8.003237	-48.66%	0
2007	14.817761	15.588775	5.20%	0
2006	13.358941	14.817761	10.92%	0
2005	11.186397	13.358941	19.42%	0
2004*	10.000000	11.186397	11.86%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.064261	15.783008	-1.75%	0
2010	12.359027	16.064261	29.98%	0
2009	8.529179	12.359027	44.90%	0
2008	13.537212	8.529179	-36.99%	0
2007	12.167455	13.537212	11.26%	0
2006	11.344145	12.167455	7.26%	0
2005*	10.000000	11.344145	13.44%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.902264	10.773953	-1.18%	262
2010	11.026382	10.902264	-1.13%	262
2009	11.047768	11.026382	-0.19%	262
2008	10.942913	11.047768	0.96%	262
2007	10.587809	10.942913	3.35%	0
2006	10.272515	10.587809	3.07%	0
2005	10.144352	10.272515	1.26%	0
2004	10.196865	10.144352	-0.51%	0
2003	10.267819	10.196865	-0.69%	0
2002	10.275484	10.267819	-0.07%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.162571	14.693830	3.75%	6
2010	11.154422	14.162571	26.97%	90
2009	9.132678	11.154422	22.14%	191
2008	14.451912	9.132678	-36.81%	14
2007	17.428504	14.451912	-17.08%	35
2006	13.559914	17.428504	28.53%	237
2005	12.382955	13.559914	9.50%	0
2004*	10.000000	12.382955	23.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.723734	13.708353	-6.90%	42
2010	13.216844	14.723734	11.40%	208
2009	9.300091	13.216844	42.12%	407
2008	14.238658	9.300091	-34.68%	74
2007	11.588637	14.238658	22.87%	151
2006	10.873008	11.588637	6.58%	923
2005	9.386064	10.873008	15.84%	293
2004	8.172078	9.386064	14.86%	182
2003	6.340194	8.172078	28.89%	30
2002	8.442316	6.340194	-24.90%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.111435	13.347348	-11.67%	31
2010	11.870403	15.111435	27.30%	124
2009	8.918006	11.870403	33.11%	236
2008	14.840515	8.918006	-39.91%	44
2007	13.233103	14.840515	12.15%	77
2006	12.749111	13.233103	3.80%	447
2005	11.430870	12.749111	11.53%	238
2004	10.122782	11.430870	12.92%	147
2003	7.546353	10.122782	34.14%	25
2002	9.766240	7.546353	-22.73%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.718680	12.682597	-13.83%	168
2010	11.784563	14.718680	24.90%	248
2009	9.235729	11.784563	27.60%	343
2008	12.655021	9.235729	-27.02%	179
2007	13.361412	12.655021	-5.29%	46
2006	11.573723	13.361412	15.45%	310
2005	11.247156	11.573723	2.90%	0
2004*	10.000000	11.247156	12.47%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.074640	12.888532	-8.43%	96
2010	12.000501	14.074640	17.28%	96
2009	9.591048	12.000501	25.12%	96
2008	14.667394	9.591048	-34.61%	96
2007	14.570214	14.667394	0.67%	96
2006	12.616841	14.570214	15.48%	96
2005	12.228753	12.616841	3.17%	96
2004	10.790735	12.228753	13.33%	96
2003	8.729604	10.790735	23.61%	97

Additional Contract Options Elected - 1.30%
Variable account charges of the daily net assets of the variable account - 1.30%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.207443	21.255696	-8.41%	34,861
2010	21.635967	23.207443	7.26%	49,454
2009	17.530208	21.635967	23.42%	30,881
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.957983	14.233388	1.97%	0
2010	12.075777	13.957983	15.59%	0
2009	10.805705	12.075777	11.75%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.508882	15.367275	5.92%	0
2010	13.862661	14.508882	4.66%	0
2009	13.106322	13.862661	5.77%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.923138	10.960674	0.34%	0
2010	9.154142	10.923138	19.32%	0
2009	7.478280	9.154142	22.41%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.525052	12.723510	-5.93%	0
2010	11.775283	13.525052	14.86%	0
2009	10.120509	11.775283	16.35%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.237289	10.981767	-10.26%	0
2010	10.166203	12.237289	20.37%	0
2009	7.332010	10.166203	38.66%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.856361	-1.44%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.202496	12.562453	-22.47%	0
2010	14.022839	16.202496	15.54%	0
2009	8.182088	14.022839	71.38%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.197493	10.278930	0.80%	0
2010	9.177195	10.197493	11.12%	0
2009	7.317036	9.177195	25.42%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.202657	19.950532	3.89%	0
2010	16.938603	19.202657	13.37%	0
2009	11.720781	16.938603	44.52%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.739132	13.377786	-15.00%	0
2010	13.976506	15.739132	12.61%	0
2009	10.338765	13.976506	35.19%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.619294	10.628804	-8.52%	0
2010	10.255711	11.619294	13.30%	0
2009	8.188744	10.255711	25.24%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.126160	1.26%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.443225	14.173890	-8.22%	0
2010	11.108080	15.443225	39.03%	0
2009	7.965527	11.108080	39.45%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.973683	15.678162	-1.85%	0
2010	12.301781	15.973683	29.85%	0
2009	8.498265	12.301781	44.76%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.791524	10.653751	-1.28%	0
2010	10.925440	10.791524	-1.23%	0
2009	10.957721	10.925440	-0.29%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.070885	14.583961	3.65%	0
2010	11.093411	14.070885	26.84%	0
2009	9.091936	11.093411	22.01%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.574112	13.555336	-6.99%	0
2010	13.095777	14.574112	11.29%	0
2009	9.224232	13.095777	41.97%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.957887	13.198373	-11.76%	0
2010	11.761678	14.957887	27.17%	0
2009	8.845278	11.761678	32.97%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.619695	12.584556	-13.92%	0
2010	11.717157	14.619695	24.77%	0
2009	9.192206	11.717157	27.47%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.937519	12.750071	-8.52%	0
2010	11.895605	13.937519	17.17%	0
2009	9.516843	11.895605	25.00%	0

Additional Contract Options Elected - 1.35%
Variable account charges of the daily net assets of the variable account - 1.35%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.089227	21.136731	-8.46%	22,878
2010	21.536641	23.089227	7.21%	36,868
2009	17.458570	21.536641	23.36%	27,860
2008	23.849566	17.458570	-26.80%	0
2007	16.776691	23.849566	42.16%	0
2006	14.153834	16.776691	18.53%	0
2005	11.544564	14.153834	22.60%	0
2004	10.328889	11.544564	11.77%	1,571
2003	9.392441	10.328889	9.97%	0
2002	9.218335	9.392441	1.89%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.886852	14.153707	1.92%	0
2010	12.020317	13.886852	15.53%	0
2009	10.761534	12.020317	11.70%	0
2008	13.808231	10.761534	-22.06%	0
2007	12.315181	13.808231	12.12%	0
2006	11.224846	12.315181	9.71%	0
2005	10.834754	11.224846	3.60%	0
2004	10.082166	10.834754	7.46%	0
2003	8.581727	10.082166	17.48%	0
2002	9.498424	8.581727	-9.65%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.434968	15.281270	5.86%	0
2010	13.799018	14.434968	4.61%	0
2009	13.052756	13.799018	5.72%	0
2008	13.190241	13.052756	-1.04%	0
2007	12.654334	13.190241	4.23%	0
2006	12.304866	12.654334	2.84%	0
2005	12.274629	12.304866	0.25%	552
2004	11.977814	12.274629	2.48%	553
2003	11.654058	11.977814	2.78%	0
2002	10.840295	11.654058	7.51%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.867496	10.899331	0.29%	0
2010	9.112126	10.867496	19.26%	0
2009	7.447726	9.112126	22.35%	0
2008	11.574141	7.447726	-35.65%	0
2007	10.289913	11.574141	12.48%	0
2006	8.915827	10.289913	15.41%	0
2005	8.290791	8.915827	7.54%	311
2004	7.670241	8.290791	8.09%	1,635
2003	6.630316	7.670241	15.68%	0
2002	8.576410	6.630316	-22.69%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.479459	12.674199	-5.97%	0
2010	11.741533	13.479459	14.80%	0
2009	10.096623	11.741533	16.29%	0
2008	15.970821	10.096623	-36.78%	0
2007	13.871751	15.970821	15.13%	0
2006	12.130615	13.871751	14.35%	0
2005	10.878591	12.130615	11.51%	0
2004*	10.000000	10.878591	8.79%	667
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.208363	10.950257	-10.31%	0
2010	10.147310	12.208363	20.31%	0
2009	7.322087	10.147310	38.58%	0
2008	13.782912	7.322087	-46.88%	0
2007	9.235115	13.782912	49.24%	0
2006*	10.000000	9.235115	-7.65%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.853047	-1.47%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.156723	12.520623	-22.51%	0
2010	13.990288	16.156723	15.49%	0
2009	8.167233	13.990288	71.30%	0
2008	21.482800	8.167233	-61.98%	0
2007	15.176222	21.482800	41.56%	0
2006	12.258287	15.176222	23.80%	0
2005*	10.000000	12.258287	22.58%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.145480	10.221319	0.75%	0
2010	9.135013	10.145480	11.06%	0
2009	7.287096	9.135013	25.36%	0
2008	11.325270	11.591708	21.25%	0
2007	9.340232	11.325270	21.25%	0
2006	9.013667	9.340232	3.62%	0
2005	8.214264	9.013667	9.73%	330
2004	8.060111	8.214264	1.91%	2,071
2003	6.639456	8.060111	21.40%	0
2002	8.551777	6.639456	-22.36%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.104821	19.838867	3.84%	0
2010	16.860828	19.104821	13.31%	0
2009	11.672865	16.860828	44.44%	0
2008	15.134858	11.672865	-22.87%	0
2007	14.772705	15.134858	2.45%	0
2006	13.580319	14.772705	8.78%	0
2005	13.424002	13.580319	1.16%	0
2004	12.386029	13.424002	8.38%	0
2003	10.485875	12.386029	18.12%	0
2002	10.848937	10.485875	-3.35%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.686119	13.325980	-15.05%	0
2010	13.936483	15.686119	12.55%	0
2009	10.314372	13.936483	35.12%	0
2008	18.108636	10.314372	-43.04%	0
2007	16.707281	18.108636	8.39%	0
2006	13.065701	16.707281	27.87%	0
2005	11.914060	13.065701	9.67%	0
2004*	10.000000	11.914060	19.14%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.560074	10.569288	-8.57%	0
2010	10.208611	11.560074	13.24%	0
2009	8.155274	10.208611	25.18%	0
2008	14.289549	8.155274	-42.93%	0
2007	11.942881	14.289549	19.65%	0
2006	10.005986	11.942881	19.36%	0
2005	8.707966	10.005986	1491.00%	100
2004	7.743155	8.707966	12.46%	931
2003	6.284412	7.743155	23.21%	0
2002	7.783412	6.284412	-19.26%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.122762	1.23%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.391166	14.118967	-8.27%	0
2010	11.076239	15.391166	38.96%	0
2009	7.946718	11.076239	39.38%	0
2008	15.502319	7.946718	-48.74%	0
2007	14.758110	15.502319	5.04%	0
2006	13.325346	14.758110	10.75%	0
2005	11.175159	13.325346	19.24%	0
2004*	10.000000	11.175159	11.75%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.928539	15.625954	-1.90%	0
2010	12.273217	15.928539	29.78%	0
2009	8.482834	12.273217	44.68%	0
2008	13.484181	8.482834	-37.09%	0
2007	12.138313	13.484181	11.09%	0
2006	11.334146	12.138313	7.10%	0
2005*	10.000000	11.334146	13.34%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.736537	10.594104	-1.33%	2,096
2010	10.875279	10.736537	-1.28%	2,096
2009	10.912941	10.875279	-0.35%	2,096
2008	10.825801	10.912941	0.80%	2,096
2007	10.490512	10.825801	3.20%	2,096
2006	10.193550	10.490512	2.91%	2,096
2005	10.081634	10.193550	1.11%	2,096
2004	10.149231	10.081634	-0.67%	2,096
2003	10.235391	10.149231	-0.84%	2,096
2002	10.258607	10.235391	-0.23%	2,096

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.025164	14.529223	3.59%	0
2010	11.062968	14.025164	26.78%	0
2009	9.071602	11.062968	21.95%	0
2008	14.377204	9.071602	-36.90%	0
2007	17.364934	14.377204	-17.21%	0
2006	13.530925	17.364934	28.34%	0
2005	12.375222	13.530925	9.34%	0
2004*	10.000000	12.375222	23.75%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.499873	13.479462	-7.04%	0
2010	13.035669	14.499873	11.23%	0
2009	9.186540	13.035669	41.90%	0
2008	14.086239	9.186540	-34.78%	0
2007	11.482107	14.086239	22.68%	0
2006	10.789405	11.482107	6.42%	0
2005	9.328008	10.789405	15.67%	192
2004	8.133866	9.328008	14.68%	973
2003	6.320134	8.133866	28.70%	0
2002	8.428424	6.320134	-25.01%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.881623	13.124429	-11.81%	0
2010	11.707629	14.881623	27.11%	0
2009	8.809091	11.707629	32.90%	0
2008	14.681628	8.809091	-40.00%	0
2007	13.111434	14.681628	11.98%	0
2006	12.651061	13.111434	3.64%	0
2005	11.360146	12.651061	11.36%	232
2004	10.075450	11.360146	12.75%	876
2003	7.522476	10.075450	33.94%	0
2002	9.750175	7.522476	-22.85%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.570436	12.535804	-13.96%	0
2010	11.683591	14.570436	24.71%	0
2009	9.170527	11.683591	27.40%	0
2008	12.584829	9.170527	-27.13%	0
2007	13.307620	12.584829	-5.43%	0
2006	11.544597	13.307620	15.27%	0
2005	11.235863	11.544597	2.75%	0
2004*	10.000000	11.235863	12.36%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.869405	12.681333	-8.57%	0
2010	11.843457	13.869405	17.11%	0
2009	9.479928	11.843457	24.93%	0
2008	14.519552	9.479928	-34.71%	0
2007	14.445411	14.519552	0.51%	0
2006	12.527720	14.445411	15.31%	0
2005	12.160795	12.527720	3.02%	0
2004	10.747082	12.160795	13.15%	0
2003	8.707493	10.747082	23.42%	0
2002	10.110263	8.707493	-13.87%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.971594	21.018406	-8.50%	16,731
2010	21.437776	22.971594	7.15%	15,105
2009	17.387222	21.437776	23.30%	11,501
2008	23.764165	17.387222	-26.83%	0
2007	16.725131	23.764165	42.09%	0
2006	14.117463	16.725131	18.47%	0
2005	11.520707	14.117463	22.54%	0
2004	10.312774	11.520707	11.71%	0
2003	9.382539	10.312774	9.91%	3,396
2002	9.213277	9.382539	1.84%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.816023	14.074404	1.87%	0
2010	11.965071	13.816023	15.47%	0
2009	10.717497	11.965071	11.64%	0
2008	13.758704	10.717497	-22.10%	0
2007	12.277275	13.758704	12.07%	0
2006	11.195965	12.277275	9.66%	0
2005	10.812343	11.195965	3.55%	0
2004	10.066413	10.812343	7.41%	0
2003	8.572656	10.066413	17.42%	0
2002	9.493209	8.572656	-9.70%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.361399	15.195699	5.81%	0
2010	13.735645	14.361399	4.56%	0
2009	12.999393	13.735645	5.66%	0
2008	13.142968	12.999393	-1.09%	0
2007	12.615409	13.142968	4.18%	0
2006	12.273207	12.615409	2.79%	0
2005	12.249247	12.273207	0.20%	0
2004	11.959114	12.249247	2.43%	0
2003	11.641762	11.959114	2.73%	0
2002	10.834346	11.641762	7.45%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.812068	10.838252	0.24%	0
2010	9.070232	10.812068	19.20%	0
2009	I. 7.417242	9.070232	22.29%	0
2008	11.532634	7.417242	-35.68%	0
2007	10.258238	11.532634	12.42%	0
2006	8.892873	10.258238	15.35%	0
2005	8.273622	8.892873	7.48%	0
2004	7.658251	8.273622	8.04%	0
2003	6.623314	7.658251	15.63%	0
2002	8.571702	6.623314	-22.73%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.434029	12.625095	-6.02%	0
2010	11.707896	13.434029	14.74%	0
2009	10.072796	11.707896	16.23%	0
2008	15.941224	10.072796	-36.81%	0
2007	13.853107	15.941224	15.07%	0
2006	12.120427	13.853107	14.30%	0
2005	10.874951	12.120427	11.45%	0
2004*	10.000000	10.874951	8.75%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.179450	10.918797	-10.35%	0
2010	10.128417	12.179450	20.25%	0
2009	7.312172	10.128417	38.51%	0
2008	13.771261	7.312172	-46.90%	0
2007	9.232018	13.771261	49.17%	0
2006*	10.000000	9.232018	-7.68%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.849740	-1.50%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.111040	12.478898	-22.54%	0
2010	13.957798	16.111040	15.43%	0
2009	8.152394	13.957798	71.21%	0
2008	21.454694	8.152394	-62.00%	0
2007	15.164090	21.454694	41.48%	0
2006	12.254682	15.164090	23.74%	0
2005*	10.000000	12.254682	22.55%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.093765	10.164078	0.70%	1,601
2010	9.093046	10.093765	11.01%	1,601
2009	7.257296	9.093046	25.30%	1,601
2008	11.284674	11.550158	21.19%	1,601
2007	9.311491	11.284674	21.19%	1,601
2006	8.990484	9.311491	3.57%	1,601
2005	8.197271	8.990484	9.68%	1,601
2004	8.047508	8.197271	1.86%	0
2003	6.632425	8.047508	21.34%	0
2002	8.547071	6.632425	-22.40%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.007440	19.727767	3.79%	0
2010	16.783392	19.007440	13.25%	0
2009	11.625141	16.783392	44.37%	0
2008	15.080637	11.625141	-22.91%	0
2007	14.727288	15.080637	2.40%	0
2006	13.545407	14.727288	8.73%	0
2005	13.396264	13.545407	1.11%	0
2004	12.366698	13.396264	8.33%	0
2003	10.474808	12.366698	18.06%	2,774
2002	10.842987	10.474808	-3.40%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.633218	13.274307	-15.09%	0
2010	13.896517	15.633218	12.50%	0
2009	10.290009	13.896517	35.05%	0
2008	18.075056	10.290009	-43.07%	0
2007	16.684799	18.075056	8.33%	0
2006	13.054725	16.684799	27.81%	0
2005	11.910063	13.054725	9.61%	0
2004*	10.000000	11.910063	19.10%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.501171	10.510111	-8.62%	0
2010	10.161734	11.501171	13.18%	0
2009	8.121931	10.161734	25.11%	0
2008	14.238353	8.121931	-42.96%	0
2007	11.906157	14.238353	19.59%	0
2006	9.980259	11.906157	19.30%	0
2005	8.689963	9.980259	14.85%	0
2004	7.731058	8.689963	12.40%	0
2003	6.277773	7.731058	23.15%	4,752
2002	7.779138	6.277773	-19.30%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.119360	1.19%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.339259	14.064224	-8.31%	0
2010	11.044474	15.339259	38.89%	0
2009	7.927952	11.044474	39.31%	0
2008	15.473577	7.927952	-48.76%	0
2007	14.738266	15.473577	4.99%	0
2006	13.314163	14.738266	10.70%	0
2005	11.171414	13.314163	19.18%	0
2004*	10.000000	11.171414	11.71%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.883535	15.573917	-1.95%	0
2010	12.244733	15.883535	29.72%	0
2009	8.467438	12.244733	44.61%	0
2008	13.466549	8.467438	-37.12%	0
2007	12.128625	13.466549	11.03%	0
2006	11.330819	12.128625	7.04%	0
2005*	10.000000	11.330819	13.31%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.681798	10.534767	-1.38%	0
2010	10.825323	10.681798	-1.33%	0
2009	10.868319	10.825323	-0.40%	0
2008	10.787001	10.868319	0.75%	0
2007	10.458245	10.787001	3.14%	0
2006	10.167335	10.458245	2.86%	0
2005	10.060792	10.167335	1.06%	0
2004	10.133385	10.060792	-0.72%	1,326
2003	10.224593	10.133385	-0.89%	30,573
2002	10.252980	10.224593	-0.28%	178,164

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.979662	14.474764	3.54%	0
2010	11.032647	13.979662	26.71%	0
2009	9.051323	11.032647	21.89%	0
2008	14.352365	9.051323	-36.93%	0
2007	17.343772	14.352365	-17.25%	0
2006	13.521259	17.343772	28.27%	0
2005	12.372627	13.521259	9.28%	0
2004*	10.000000	12.372627	23.73%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.425883	13.403892	-7.08%	0
2010	12.975718	14.425883	11.18%	0
2009	9.148931	12.975718	41.83%	0
2008	14.035701	9.148931	-34.82%	0
2007	11.446744	14.035701	22.62%	0
2006	10.761615	11.446744	6.37%	0
2005	9.308682	10.761615	15.61%	0
2004	8.121139	9.308682	14.62%	0
2003	6.313444	8.121139	28.63%	0
2002	8.423783	6.313444	-25.05%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.805737	13.050898	-11.85%	0
2010	11.653828	14.805737	27.05%	0
2009	8.773057	11.653828	32.84%	0
2008	14.629001	8.773057	-40.03%	0
2007	13.071098	14.629001	11.92%	0
2006	12.618519	13.071098	3.59%	0
2005	11.336648	12.618519	11.31%	0
2004	10.059709	11.336648	12.69%	0
2003	7.514524	10.059709	33.87%	3,523
2002	9.744819	7.514524	-22.89%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.521283	12.487204	-14.01%	0
2010	11.650080	14.521283	24.65%	0
2009	9.148852	11.650080	27.34%	0
2008	12.561482	9.148852	-27.17%	0
2007	13.289727	12.561482	-5.48%	0
2006	11.534902	13.289727	15.21%	0
2005	11.232101	11.534902	2.70%	0
2004*	10.000000	11.232101	12.32%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.801594	12.612951	-8.61%	0
2010	11.791530	13.801594	17.05%	0
2009	9.443149	11.791530	24.87%	0
2008	14.470565	9.443149	-34.74%	0
2007	14.404009	14.470565	0.46%	0
2006	12.498129	14.404009	15.25%	0
2005	12.138190	12.498129	2.97%	0
2004	10.732552	12.138190	13.10%	0
2003	8.700123	10.732552	23.36%	0
2002	10.106838	8.700123	-13.92%	0

Additional Contract Options Elected - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.854476	20.900660	-8.55%	1,558
2010	21.339290	22.854476	7.10%	1,558
2009	17.316121	21.339290	23.23%	1,068
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.745560	13.995530	1.82%	0
2010	11.910088	13.745560	15.41%	0
2009	10.673658	11.910088	11.58%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.288186	15.110604	5.76%	0
2010	13.672558	14.288186	4.50%	0
2009	12.946253	13.672558	5.61%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.756905	10.777496	0.19%	0
2010	9.028535	10.756905	19.14%	0
2009	7.386893	9.028535	22.22%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.388716	12.576143	-6.07%	0
2010	11.674312	13.388716	14.69%	0
2009	10.048999	11.674312	16.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.150640	10.887452	-10.40%	0
2010	10.109575	12.150640	20.19%	0
2009	7.302270	10.109575	38.44%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.846420	-1.54%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.065455	12.437288	-22.58%	0
2010	13.925363	16.065455	15.37%	0
2009	8.137576	13.925363	71.12%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.042237	10.107079	0.65%	0
2010	9.051220	10.042237	10.95%	0
2009	7.227579	9.051220	25.23%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.910527	19.617255	3.74%	0
2010	16.706287	18.910527	13.19%	0
2009	11.577595	16.706287	44.30%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.580528	13.222863	-15.13%	0
2010	13.856693	15.580528	12.44%	0
2009	10.265731	13.856693	34.98%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.442428	10.451139	-8.66%	0
2010	10.114961	11.442428	13.12%	0
2009	8.088650	10.114961	25.05%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.115957	1.16%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.287512	14.009674	-8.36%	0
2010	11.012783	15.287512	38.82%	0
2009	7.909214	11.012783	39.24%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.838607	15.522004	-2.00%	0
2010	12.216300	15.838607	29.65%	0
2009	8.452058	12.216300	44.54%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.627308	10.475726	-1.43%	0
2010	10.775566	10.627308	-1.38%	0
2009	10.823855	10.775566	-0.45%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.934228	14.420424	3.49%	0
2010	11.002362	13.934228	26.65%	0
2009	9.031064	11.002362	21.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.352317	13.328794	-7.13%	0
2010	12.916083	14.352317	11.12%	0
2009	9.111503	12.916083	41.76%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.730215	12.977747	-11.90%	0
2010	11.600255	14.730215	26.98%	0
2009	8.737149	11.600255	32.77%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.472308	12.438778	-14.05%	0
2010	11.616664	14.472308	24.58%	0
2009	9.127238	11.616664	27.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.734047	12.544862	-8.66%	0
2010	11.739761	13.734047	16.99%	0
2009	9.406465	11.739761	24.81%	0

Additional Contract Options Elected - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.737900	20.783511	-8.60%	2,923
2010	21.241206	22.737900	7.05%	3,123
2009	17.245268	21.241206	23.17%	2,754
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.675472	13.917116	1.77%	0
2010	11.855361	13.675472	15.35%	0
2009	10.630008	11.855361	11.53%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.215248	15.025856	5.70%	0
2010	13.609656	14.215248	4.45%	0
2009	12.893227	13.609656	5.56%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.702011	10.717085	0.14%	0
2010	8.987013	10.702011	19.08%	0
2009	7.356649	8.987013	22.16%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.343524	12.527339	-6.12%	0
2010	11.640805	13.343524	14.63%	0
2009	10.025248	11.640805	16.11%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.121889	10.856184	-10.44%	0
2010	10.090761	12.121889	20.13%	0
2009	7.292379	10.090761	38.37%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.843111	-1.57%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.019968	12.395779	-22.62%	0
2010	13.892971	16.019968	15.31%	0
2009	8.122768	13.892971	71.04%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.990997	10.050414	0.59%	0
2010	9.009596	9.990997	10.89%	0
2009	7.197988	9.009596	25.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.814028	19.507277	3.68%	0
2010	16.629468	18.814028	13.14%	0
2009	11.530197	16.629468	44.23%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.527959	13.171560	-15.18%	0
2010	13.816939	15.527959	12.38%	0
2009	10.241473	13.816939	34.91%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.384104	10.392587	-8.71%	0
2010	10.068497	11.384104	13.07%	0
2009	8.055580	10.068497	24.99%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.112554	1.13%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.235905	13.955314	-8.41%	0
2010	10.981172	15.235905	38.75%	0
2009	7.890513	10.981172	39.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.793798	15.470246	-2.05%	0
2010	12.187896	15.793798	29.59%	0
2009	8.436686	12.187896	44.46%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.573080	10.417000	-1.48%	0
2010	10.726018	10.573080	-1.43%	0
2009	10.779554	10.726018	-0.50%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.888934	14.366281	3.44%	0
2010	10.972156	13.888934	26.58%	0
2009	9.010845	10.972156	21.77%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.279070	13.254050	-7.18%	0
2010	12.856680	14.279070	11.06%	0
2009	9.074204	12.856680	41.68%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.655031	12.904972	-11.94%	0
2010	11.546893	14.655031	26.92%	0
2009	8.701372	11.546893	32.70%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.423459	12.390514	-14.09%	0
2010	11.583328	14.423459	24.52%	0
2009	9.105666	11.583328	27.21%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.666821	12.477137	-8.70%	0
2010	11.688226	13.666821	16.93%	0
2009	9.369914	11.688226	24.74%	0

Additional Contract Options Elected - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.276829	20.320791	-8.78%	0
2010	20.852791	22.276829	6.83%	0
2009	16.964338	20.852791	22.92%	0
2008	23.257023	16.964338	-27.06%	0
2007	16.418374	23.257023	41.65%	120
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.398066	13.607189	1.56%	0
2010	11.638487	13.398066	15.12%	0
2009	10.456774	11.638487	11.30%	0
2008	13.465010	10.456774	-22.34%	0
2007	12.052049	13.465010	11.72%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.926979	14.691356	5.49%	0
2010	13.360796	13.926979	4.24%	0
2009	12.683211	13.360796	5.34%	0
2008	12.862422	12.683211	-1.39%	0
2007	12.383989	12.862422	3.86%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.484885	10.478367	-0.06%	0
2010	8.822581	10.484885	18.84%	0
2009	7.236741	8.822581	21.91%	0
2008	11.286404	7.236741	-35.88%	0
2007	10.070006	11.286404	12.08%	113
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.164071	12.333812	-6.31%	0
2010	11.507593	13.164071	14.39%	0
2009	9.930690	11.507593	15.88%	0
2008	15.764411	9.930690	-37.01%	0
2007	13.741488	15.764411	14.72%	102
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.007318	10.731773	-10.62%	0
2010	10.015701	12.007318	19.88%	0
2009	7.252869	10.015701	38.09%	0
2008	13.701387	7.252869	-47.06%	0
2007	9.213342	13.701387	48.71%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.829856	-1.70%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.839098	12.230970	-22.78%	0
2010	13.764038	15.839098	15.08%	0
2009	8.063765	13.764038	70.69%	0
2008	21.286548	8.063765	-62.12%	0
2007	15.091398	21.286548	41.05%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.788265	9.826532	0.39%	0
2010	8.844736	9.788265	10.67%	0
2009	7.080651	8.844736	24.91%	0
2008	11.043691	11.303512	20.82%	124
2007	9.140601	11.043691	20.82%	124
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.432572	19.073074	3.47%	0
2010	16.325432	18.432572	12.91%	0
2009	11.342388	16.325432	43.93%	0
2008	14.758773	11.342388	-23.15%	0
2007	14.457179	14.758773	2.09%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.319156	12.968072	-15.35%	0
2010	13.658835	15.319156	12.16%	0
2009	10.144879	13.658835	34.64%	0
2008	17.874630	10.144879	-43.24%	0
2007	16.550400	17.874630	8.00%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.153154	10.161106	-8.89%	0
2010	9.884276	11.153154	12.84%	0
2009	7.924271	9.884276	24.73%	0
2008	13.934345	7.924271	-43.13%	0
2007	11.687682	13.934345	19.22%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.098934	0.99%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.031011	13.739714	-8.59%	0
2010	10.855496	15.031011	38.46%	0
2009	7.816076	10.855496	38.89%	0
2008	15.301934	7.816076	-48.92%	0
2007	14.619514	15.301934	4.67%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.615560	15.264667	-2.25%	0
2010	12.074847	15.615560	29.32%	0
2009	8.375425	12.074847	44.17%	0
2008	13.360973	8.375425	-37.31%	0
2007	12.070453	13.360973	10.69%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.358628	10.185049	-1.68%	0
2010	10.529841	10.358628	-1.63%	0
2009	10.603928	10.529841	-0.70%	0
2008	10.556708	10.603928	0.45%	0
2007	10.266377	10.556708	2.83%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.708993	14.151433	3.23%	0
2010	10.851996	13.708993	26.33%	0
2009	8.930324	10.851996	21.52%	0
2008	14.203946	8.930324	-37.13%	0
2007	17.217135	14.203946	-17.50%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.989390	12.958832	-7.37%	0
2010	12.621457	13.989390	10.84%	0
2009	8.926298	12.621457	41.40%	0
2008	13.736038	8.926298	-35.02%	0
2007	11.236701	13.736038	22.24%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.357661	12.617469	-12.12%	0
2010	11.335587	14.357661	26.66%	0
2009	8.559510	11.335587	32.43%	0
2008	14.316607	8.559510	-40.21%	0
2007	12.831230	14.316607	11.58%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.229454	12.199060	-14.27%	0
2010	11.450753	14.229454	24.27%	0
2009	9.019763	11.450753	26.95%	0
2008	12.422115	9.019763	-27.39%	0
2007	13.182617	12.422115	-5.77%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.400873	12.209529	-8.89%	0
2010	11.484061	13.400873	16.69%	0
2009	9.224987	11.484061	24.49%	0
2008	14.179523	9.224987	-34.94%	0
2007	14.157624	14.179523	0.15%	0

Additional Contract Options Elected - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.162871	20.206565	-8.83%	4,730
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.329507	13.530699	1.51%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.855740	14.608796	5.43%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.431224	10.419439	-0.11%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.119557	12.285867	-6.35%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.978810	10.700849	-10.67%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.000000	9.826537	-1.73%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.794187	12.190087	-22.82%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.738203	9.771310	0.34%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.338264	18.965857	3.42%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.267323	12.917625	-15.39%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.096056	10.103951	-8.94%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.000000	10.095534	0.96%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.980106	13.686220	-8.64%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.571250	15.213627	-2.30%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.305626	10.127790	-1.73%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.664319	14.098154	3.17%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.917861	12.886024	-7.41%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.284151	12.546492	-12.16%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.181297	12.151602	-14.31%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.335088	12.143433	-8.94%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	21.936664	19.980000	-8.92%	1,087
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.193376	13.378906	1.41%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.714218	14.444907	5.33%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.324672	10.302532	-0.21%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.030848	12.190398	-6.45%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.921965	10.639249	-10.76%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.000000	9.819903	-1.80%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.704601	12.108624	-22.90%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.638719	9.661666	0.24%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	18.151041	18.753171	3.32%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.164134	12.817265	-15.48%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.982697	9.990559	-9.03%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.000000	10.088710	0.89%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.878845	13.579882	-8.73%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.482961	15.112000	-2.40%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.200359	10.014170	-1.83%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.575358	13.992152	3.07%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.775633	12.741379	-7.51%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.138201	12.405676	-12.25%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.085391	12.057151	-14.40%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.204456	12.012249	-9.03%	0

Maximum Additional Contract Options Elected - 2.80%
Variable account charges of the daily net assets of the variable account - 2.80%
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	20.760351	18.725865	-9.80%	0
2010	19.652954	20.760351	5.63%	0
2009	16.168989	19.652954	21.55%	0
2008	22.417819	16.168989	-27.87%	0
2007	16.005782	22.417819	40.06%	0
2006	13.704227	16.005782	16.79%	0
2005	11.343944	13.704227	20.81%	0
2004	10.300721	11.343944	10.13%	0
2003	9.506527	10.300721	8.35%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Balanced - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.032915	12.084311	0.43%	0
2010	10.570796	12.032915	13.83%	0
2009	9.604960	10.570796	10.06%	0
2008	12.508307	9.604960	-23.21%	0
2007	11.323087	12.508307	10.47%	0
2006	10.474097	11.323087	8.11%	0
2005	10.260460	10.474097	2.08%	0
2004	9.690154	10.260460	5.89%	0
2003	8.370998	9.690154	15.76%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.040709	12.559860	4.31%	0
2010	11.681880	12.040709	3.07%	0
2009	11.214898	11.681880	4.16%	0
2008	11.502043	11.214898	-2.50%	0
2007	11.200188	11.502043	2.70%	0
2006	11.052868	11.200188	1.33%	0
2005	11.189734	11.052868	-1.22%	0
2004	11.082030	11.189734	0.97%	0
2003	10.943352	11.082030	1.27%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.928474	9.811496	-1.18%	0
2010	8.448798	9.928474	17.51%	0
2009	7.008546	8.448798	20.55%	0
2008	11.054510	7.008546	-36.60%	0
2007	9.975291	11.054510	10.82%	0
2006	8.771760	9.975291	13.72%	0
2005	8.278115	8.771760	5.96%	0
2004	7.772745	8.278115	6.50%	0
2003	6.819099	7.772745	13.98%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Dividend Opportunities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.213336	11.315218	-7.35%	0
2010	10.797206	12.213336	13.12%	0
2009	9.423117	10.797206	14.58%	0
2008	15.128349	9.423117	-37.71%	0
2007	13.337066	15.128349	13.43%	0
2006	11.836465	13.337066	12.68%	0
2005	10.772620	11.836465	9.88%	0
2004*	10.000000	10.772620	7.73%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Energy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.392391	10.068369	-11.62%	0
2010	9.610222	11.392391	18.54%	0
2009	7.038022	9.610222	36.55%	0
2008	13.446447	7.038022	-47.66%	0
2007	9.144739	13.446447	47.04%	0
2006*	10.000000	9.144739	-8.55%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.756787	-2.43%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Global Natural Resources - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.874127	11.357378	-23.64%	0
2010	13.071587	14.874127	13.79%	0
2009	7.744754	13.071587	68.78%	0
2008	20.676931	7.744754	-62.54%	0
2007	14.825960	20.676931	39.46%	0
2006	12.153472	14.825960	21.99%	0
2005*	10.000000	12.153472	21.53%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.408117	9.339422	-0.73%	0
2010	8.597336	9.408117	9.43%	0
2009	6.960452	8.597336	23.52%	0
2008	10.979339	11.237671	19.46%	0
2007	9.190708	10.979339	19.46%	0
2006	9.001334	9.190708	2.10%	0
2005	8.325002	9.001334	8.12%	0
2004	8.290621	8.325002	0.41%	0
2003	6.931091	8.290621	19.61%	0
Ivy Funds Variable Insurance Portfolios, Inc. - High Income - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.546743	15.907452	2.32%	0
2010	13.925222	15.546743	11.64%	0
2009	9.784136	13.925222	42.32%	0
2008	12.875368	9.784136	-24.01%	0
2007	12.755755	12.875368	0.94%	0
2006	11.900546	12.755755	7.19%	0
2005	11.938557	11.900546	-0.32%	0
2004	11.179707	11.938557	6.79%	0
2003	9.605697	11.179707	16.39%	0
Ivy Funds Variable Insurance Portfolios, Inc. - International Core Equity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.212861	11.897000	-16.29%	0
2010	12.815641	14.212861	10.90%	0
2009	9.626346	12.815641	33.13%	0
2008	17.153451	9.626346	-43.88%	0
2007	16.063325	17.153451	6.79%	0
2006	12.748863	16.063325	26.00%	0
2005	11.798026	12.748863	8.06%	0
2004*	10.000000	11.798026	17.98%	0

Ivy Funds Variable Insurance Portfolios, Inc. - International Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.723001	9.660011	-9.91%	0
2010	9.610451	10.723001	11.58%	0
2009	7.791929	9.610451	23.34%	0
2008	13.857069	7.791929	-43.77%	0
2007	11.755038	13.857069	17.88%	0
2006	9.995073	11.755038	17.61%	0
2005	8.827805	9.995073	13.22%	0
2004	7.966760	8.827805	10.81%	0
2003	6.562269	7.966760	21.40%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.023879	0.24%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Micro Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.945237	12.604701	-9.61%	0
2010	10.185138	13.945237	36.92%	0
2009	7.416376	10.185138	37.33%	0
2008	14.684333	7.416376	-49.49%	0
2007	14.189117	14.684333	3.49%	0
2006	13.002256	14.189117	9.13%	0
2005	11.066232	13.002256	17.49%	0
2004*	10.000000	11.066232	10.66%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Mid Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.664542	14.174905	-3.34%	0
2010	11.467602	14.664542	27.88%	0
2009	8.044204	11.467602	42.56%	0
2008	12.978190	8.044204	-38.02%	0
2007	11.858028	12.978190	9.45%	0
2006	11.237173	11.858028	5.53%	0
2005*	10.000000	11.237173	12.37%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Money Market - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.160439	8.906424	-2.77%	0
2010	9.417230	9.160439	-2.73%	0
2009	9.590812	9.417230	-1.81%	0
2008	9.656159	9.590812	-0.68%	0
2007	9.497453	9.656159	1.67%	0
2006	9.365891	9.497453	1.40%	0
2005	9.400865	9.365891	-37.00%	0
2004	9.605078	9.400865	-2.13%	0
2003	9.831120	9.605078	-2.30%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Real Estate Securities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.754096	13.018733	2.07%	0
2010	10.210136	12.754096	24.92%	0
2009	8.497343	10.210136	20.16%	0
2008	13.669019	8.497343	-37.84%	0
2007	16.757405	13.669019	-18.43%	0
2006	13.251580	16.757405	26.46%	0
2005	12.299980	13.251580	7.74%	0
2004*	10.000000	12.299980	23.00%	0

Ivy Funds Variable Insurance Portfolios, Inc. - Science and Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.346713	13.141340	-8.40%	0
2010	13.090188	14.346713	9.60%	0
2009	9.362521	13.090188	39.81%	0
2008	14.570724	9.362521	-35.74%	0
2007	12.055072	14.570724	20.87%	0
2006	11.496340	12.055072	4.86%	0
2005	10.086950	11.496340	13.97%	0
2004	8.926830	10.086950	13.00%	0
2003	7.039641	8.926830	26.81%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Growth - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.037331	11.329111	-13.10%	0
2010	10.409485	13.037331	25.24%	0
2009	7.949149	10.409485	30.95%	0
2008	13.446624	7.949149	-40.88%	0
2007	12.188637	13.446624	10.32%	0
2006	11.935708	12.188637	2.12%	0
2005	10.877102	11.935708	9.73%	0
2004	9.790918	10.877102	11.09%	0
2003	7.418922	9.790918	31.97%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Small Cap Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.201648	11.191394	-15.23%	0
2010	10.743728	13.201648	22.88%	0
2009	8.558615	10.743728	25.53%	0
2008	11.920731	8.558615	-28.20%	0
2007	12.794570	11.920731	-6.83%	0
2006	11.264615	12.794570	13.58%	0
2005	11.126396	11.264615	1.24%	0
2004*	10.000000	11.126396	11.26%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Value - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.019229	10.828361	-9.91%	0
2010	10.416479	12.019229	15.39%	0
2009	8.462112	10.416479	23.10%	0
2008	13.154524	8.462112	-35.67%	0
2007	13.283672	13.154524	-0.97%	0
2006	11.691521	13.283672	13.62%	0
2005	11.517861	11.691521	1.51%	0
2004	10.330666	11.517861	11.49%	0
2003	8.494827	10.330666	21.61%	0

Report of Independent Registered Public Accounting Firm
The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and
Contract Owners of Nationwide Variable Account -9:
We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account -9 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Columbus, Ohio
March 13, 2012

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
	84,345 shares (cost $608,342)	$517,878
Sterling Capital Select Equity VIF (BBGI)
	97,735 shares (cost $820,150)	779,929
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
	2,750,344 shares (cost $38,348,494)	36,524,574
Stock Index Fund, Inc. - Initial Shares (DSIF)
	9,968,827 shares (cost $273,161,368)	293,881,006
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
	1,312,862 shares (cost $33,030,550)	39,267,717
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
	2,527 shares (cost $63,530)	75,081
VA International Equity Fund (HVIE)
	5,274 shares (cost $73,569)	66,605
VA Situs Fund (HVSIT)
	26,268 shares (cost $410,455)	390,075
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
	1,552,143 shares (cost $7,680,459)	10,647,704
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
	2,689 shares (cost $71,215)	74,581
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
	2,634,480 shares (cost $93,730,903)	86,173,845
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
	2,153,535 shares (cost $12,091,205)	11,370,665
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
	2,918,691 shares (cost $10,601,442)	15,089,632
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
	1,486,953 shares (cost $68,258,741)	55,968,917
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
	1,189,888 shares (cost $40,969,653)	44,525,594
Investors Growth Stock Series - Service Class (MIGSC)
	15,870 shares (cost $146,128)	170,920
Mid Cap Growth Series - Service Class (MMCGSC)
	221,544 shares (cost $1,312,672)	1,214,059
New Discovery Series - Service Class (MNDSC)
	54,620 shares (cost $649,122)	750,485
Value Series - Service Class (MVFSC)
	2,559,070 shares (cost $28,845,418)	32,090,742
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
	342,672 shares (cost $5,212,395)	5,136,659
Core Plus Fixed Income Portfolio - Class I (MSVFI)
	310,808 shares (cost $3,167,035)	3,167,134
Core Plus Fixed Income Portfolio - Class II (MSVF2)
	84,057 shares (cost $864,457)	854,857
Emerging Markets Debt Portfolio - Class I (MSEM)
	1,214,588 shares (cost $9,477,779)	10,093,225
Mid Cap Growth Portfolio - Class I (MSVMG)
	4,000 shares (cost $37,599)	44,879
U.S. Real Estate Portfolio - Class I (MSVRE)
	70,536 shares (cost $639,478)	957,176
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
	9,926,160 shares (cost $138,572,235)	138,966,236
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
	196,806 shares (cost $2,740,076)	2,747,413

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
	1,743,406 shares (cost $27,996,177)	30,056,313
American Funds NVIT Bond Fund - Class II (GVABD2)
	2,125,806 shares (cost $21,970,243)	24,297,961
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
	988,326 shares (cost $18,985,443)	19,390,963
American Funds NVIT Growth Fund - Class II (GVAGR2)
	719,480 shares (cost $35,430,842)	37,132,382
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
	344,724 shares (cost $10,811,553)	12,306,664
Federated NVIT High Income Bond Fund - Class I (HIBF)
	4,165,571 shares (cost $29,229,995)	27,242,837
Federated NVIT High Income Bond Fund - Class III (HIBF3)
	4,880,102 shares (cost $32,842,346)	31,867,063
NVIT Emerging Markets Fund - Class I (GEM)
	111,874 shares (cost $1,352,000)	1,136,638
NVIT Emerging Markets Fund - Class III (GEM3)
	3,189,247 shares (cost $31,915,379)	32,338,960
NVIT Emerging Markets Fund - Class VI (GEM6)
	58,239 shares (cost $567,722)	588,801
NVIT International Equity Fund - Class I (GIG)
	707,430 shares (cost $6,311,448)	5,659,440
NVIT International Equity Fund - Class III (GIG3)
	2,597,642 shares (cost $20,220,058)	20,807,111
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
	11,258 shares (cost $97,197)	89,837
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
	8,496,199 shares (cost $66,498,051)	66,185,392
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
	361,831 shares (cost $3,657,154)	3,596,605
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
	324,897 shares (cost $2,729,761)	2,625,168
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
	849,281 shares (cost $8,543,099)	8,467,328
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
	589,148 shares (cost $5,315,263)	5,602,796
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
	980,444 shares (cost $10,159,369)	10,069,156
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
	1,942,939 shares (cost $18,682,495)	18,943,656
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
	845,850 shares (cost $7,793,778)	7,756,449
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
	849,551 shares (cost $8,591,270)	8,622,948
NVIT Core Bond Fund - Class I (NVCBD1)
	847,153 shares (cost $9,173,792)	9,225,499
NVIT Core Bond Fund - Class II (NVCBD2)
	83,305 shares (cost $864,586)	904,693
NVIT Core Plus Bond Fund - Class II (NVLCP2)
	524,777 shares (cost $5,933,540)	6,019,189
NVIT Fund - Class I (TRF)
	11,559,527 shares (cost $111,808,838)	104,613,719
NVIT Fund - Class II (TRF2)
	52,743 shares (cost $467,971)	475,738
NVIT Government Bond Fund - Class I (GBF)
	18,445,597 shares (cost $216,920,209)	220,055,977
NVIT Government Bond Fund - Class II (GBF2)
	492,754 shares (cost $5,742,009)	5,858,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

American Century NVIT Growth Fund - Class I (CAF)
1,995,016 shares (cost $23,006,343)	27,451,421
NVIT International Index Fund - Class VIII (GVIX8)
750,771 shares (cost $6,499,091)	5,435,585
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
4,543,244 shares (cost $44,878,737)	39,753,389
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
343,293 shares (cost $4,277,004)	4,401,017
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
73,660 shares (cost $1,000,013)	1,017,977
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
4,768,165 shares (cost $46,858,517)	48,635,280
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
21,696,898 shares (cost $222,184,490)	224,128,956
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
10,748,696 shares (cost $123,447,067)	107,164,497
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
6,706,724 shares (cost $70,145,006)	69,682,859
NVIT Mid Cap Index Fund - Class I (MCIF)
5,534,785 shares (cost $96,369,264)	97,135,485
NVIT Money Market Fund - Class I (SAM)
258,642,640 shares (cost $258,642,640)	258,642,640
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,356 shares (cost $11,577)	11,875
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
5,847,754 shares (cost $44,944,717)	51,109,370
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
239 shares (cost $3,145)	1,990
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,135,491 shares (cost $13,272,514)	9,469,993
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
53,173 shares (cost $582,905)	440,802
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,449,496 shares (cost $22,329,849)	22,853,800
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
58,219 shares (cost $460,869)	540,270
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
974,517 shares (cost $8,618,604)	7,854,608
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
412,362 shares (cost $3,243,145)	3,315,393
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
8,355,787 shares (cost $63,138,470)	85,145,468
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
582,017 shares (cost $4,526,906)	5,872,552
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
6,058,300 shares (cost $51,122,473)	60,158,914
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,550,647 shares (cost $18,483,925)	23,771,412
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
25,024 shares (cost $352,684)	374,616
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
9,491,083 shares (cost $103,253,164)	93,771,896
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
86,452 shares (cost $788,841)	840,311
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,598,586 shares (cost $106,819,328)	95,007,996
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
102,149 shares (cost $1,659,880)	1,690,570

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

NVIT Multi-Sector Bond Fund - Class I (MSBF)
7,010,034 shares (cost $56,966,799)	60,776,995
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,074,046 shares (cost $11,096,758)	11,073,413
NVIT Large Cap Growth Fund - Class I (NVOLG1)
25,619,435 shares (cost $387,827,768)	376,349,498
NVIT Large Cap Growth Fund - Class II (NVOLG2)
639,338 shares (cost $9,650,705)	9,366,305
Templeton NVIT International Value Fund - Class III (NVTIV3)
295,455 shares (cost $3,797,462)	3,140,683
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,327,881 shares (cost $17,800,038)	22,720,117
NVIT Real Estate Fund - Class I (NVRE1)
10,301,976 shares (cost $69,992,185)	93,335,902
VPS Growth and Income Portfolio - Class B (ALVGIB)
71,886 shares (cost $1,500,057)	1,283,884
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
40,289 shares (cost $1,008,355)	1,049,116
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
505,448 shares (cost $8,018,855)	7,773,788
VP Income & Growth Fund - Class I (ACVIG)
9,115,111 shares (cost $61,033,341)	55,966,780
VP Income & Growth Fund - Class II (ACVIG2)
174,732 shares (cost $1,167,954)	1,072,854
VP Inflation Protection Fund - Class II (ACVIP2)
6,206,438 shares (cost $67,064,921)	72,925,646
VP International Fund - Class I (ACVI)
212,626 shares (cost $1,712,734)	1,579,808
VP International Fund - Class III (ACVI3)
16,112 shares (cost $114,524)	119,713
VP Mid Cap Value Fund - Class I (ACVMV1)
844,934 shares (cost $11,078,212)	11,406,614
VP Mid Cap Value Fund - Class II (ACVMV2)
34,160 shares (cost $421,492)	461,158
VP Ultra(R) Fund - Class I (ACVU1)
24,841 shares (cost $217,857)	235,494
VP Value Fund - Class I (ACVV)
368,974 shares (cost $1,862,065)	2,140,048
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,002,085 shares (cost $20,426,645)	24,365,380
Appreciation Portfolio - Initial Shares (DCAP)
1,684,130 shares (cost $57,616,370)	63,996,936
Appreciation Portfolio - Service Shares (DCAPS)
36,368 shares (cost $1,224,038)	1,372,513
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
1,758 shares (cost $50,260)	46,175
International Value Portfolio - Initial Shares (DVIV)
9,266 shares (cost $108,436)	83,019
Capital Appreciation Fund II - Service Shares (FCA2S)
82,484 shares (cost $485,685)	496,554
High Income Bond Fund II - Service Shares (FHIBS)
333,299 shares (cost $1,924,286)	2,243,100
Quality Bond Fund II - Primary Shares (FQB)
10,106,773 shares (cost $109,598,833)	113,296,924
Quality Bond Fund II - Service Shares (FQBS)
407,405 shares (cost $4,338,301)	4,546,641
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
87,126 shares (cost $753,809)	769,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Fund - Contrafund Portfolio - Service Class (FCS)
487,442 shares (cost $13,202,735)	11,186,802
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,202,724 shares (cost $20,076,491)	22,514,998
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
11,585,527 shares (cost $268,540,486)	215,838,361
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
275,197 shares (cost $6,148,678)	5,066,381
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
1,004,709 shares (cost $9,928,589)	10,348,501
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
5,462 shares (cost $53,394)	56,042
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
807,249 shares (cost $7,641,356)	8,233,940
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
13,253 shares (cost $122,548)	134,787
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
639,389 shares (cost $6,311,663)	6,195,682
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
32,191 shares (cost $303,883)	311,289
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
35,590 shares (cost $484,141)	650,235
VIP Fund - Growth Portfolio - Service Class (FGS)
4,210,276 shares (cost $130,522,711)	154,980,264
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
62,805 shares (cost $2,207,295)	2,294,264
VIP Fund - High Income Portfolio - Service Class (FHIS)
8,784,632 shares (cost $48,626,631)	47,085,627
VIP Fund - High Income Portfolio - Service Class R (FHISR)
11,111,114 shares (cost $62,714,440)	59,333,346
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,000,181 shares (cost $61,991,194)	64,302,328
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,288,003 shares (cost $34,483,896)	37,261,919
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
209,262 shares (cost $6,047,519)	5,980,716
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,070,230 shares (cost $18,916,918)	14,533,722
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
204,358 shares (cost $3,913,982)	2,736,349
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
1,805,969 shares (cost $35,654,639)	24,470,877
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,211,007 shares (cost $9,675,761)	10,608,419
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,473,240 shares (cost $48,845,533)	49,736,794
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
36,527 shares (cost $681,067)	717,756
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
932,773 shares (cost $15,206,828)	14,485,970
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
828,195 shares (cost $8,836,032)	7,751,908
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,990 shares (cost $29,688)	24,992
Templeton Foreign Securities Fund - Class 3 (TIF3)
579,267 shares (cost $7,860,231)	7,246,632
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
3,015,239 shares (cost $53,189,635)	54,726,590

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
542,803 shares (cost $4,113,900)	4,119,878
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,113,737 shares (cost $23,960,530)	22,807,222
Guardian Portfolio - I Class Shares (AMGP)
10,087 shares (cost $145,448)	184,492
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
10,537 shares (cost $231,209)	290,306
Partners Portfolio - I Class Shares (AMTP)
4,634 shares (cost $50,271)	46,297
Regency Portfolio - S Class Shares (AMRS)
181 shares (cost $2,159)	2,783
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
105,436 shares (cost $1,408,144)	1,278,935
Socially Responsive Portfolio - I Class Shares (AMSRS)
576,304 shares (cost $8,298,382)	8,269,964
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
71,160 shares (cost $2,838,713)	2,828,594
Global Securities Fund/VA - Class 3 (OVGS3)
2,634,302 shares (cost $79,767,758)	72,838,464
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,686,261 shares (cost $46,686,395)	46,304,721
Global Securities Fund/VA - Service Class (OVGSS)
64,752 shares (cost $1,766,091)	1,761,900
High Income Fund/VA - Class 3 (OVHI3)
497,987 shares (cost $1,033,822)	956,136
High Income Fund/VA - Non-Service Shares (OVHI)
34,184 shares (cost $204,748)	64,950
High Income Fund/VA - Service Class (OVHIS)
11,829 shares (cost $83,479)	22,593
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
4,565,909 shares (cost $88,755,310)	94,559,966
Main Street Fund(R)/VA - Service Class (OVGIS)
123,401 shares (cost $2,556,670)	2,533,414
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
678,649 shares (cost $11,029,497)	11,652,400
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
9,189 shares (cost $147,161)	156,394
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
1,151,609 shares (cost $49,613,947)	54,194,730
Global Strategic Income Fund/VA: Service Shares (OVSBS)
667,629 shares (cost $3,575,171)	3,665,284
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
826,142 shares (cost $9,703,803)	9,988,055
Low Duration Portfolio - Advisor Class (PMVLAD)
3,660,091 shares (cost $38,127,486)	37,991,745
Real Return Portfolio - Administrative Class (PMVRRA)
87,198 shares (cost $1,205,398)	1,216,419
Total Return Portfolio - Administrative Class (PMVTRA)
245,317 shares (cost $2,729,819)	2,703,393
Total Return Portfolio - Advisor Class (PMVTRD)
563,417 shares (cost $6,323,939)	6,208,851
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
662 shares (cost $13,698)	10,123
Capital Growth Portfolio - Class II (ACEG2)
36,387 shares (cost $928,176)	1,140,737
Comstock Portfolio - Class II (ACC2)
526,731 shares (cost $6,571,376)	5,941,530

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

V.I. Basic Value Fund - Series II (AVBV2)
10,567 shares (cost $55,993)	64,250
V.I. Capital Appreciation Fund - Series I (AVCA)
2,105 shares (cost $49,907)	45,081
V.I. Capital Appreciation Fund - Series II (AVCA2)
48,850 shares (cost $889,201)	1,028,791
V.I. Capital Development Fund - Series II (AVCD2)
102,207 shares (cost $1,385,254)	1,232,610
V.I. Core Equity Fund - Series I (AVGI)
5,522 shares (cost $138,970)	147,554
V.I. Core Equity Fund - Series II (AVCE2)
24,350 shares (cost $531,265)	645,525
V.I. Equity and Income Fund - Series I (IVKEI1)
17,495 shares (cost $259,315)	238,627
V.I. Global Health Care Fund - Series I (IVHS)
4,894 shares (cost $82,001)	85,012
V.I. Global Real Estate Fund - Series I (IVRE)
23,884 shares (cost $314,694)	289,955
Diversified Stock Fund Class A Shares (VYDS)
360,770 shares (cost $4,115,558)	3,264,968
Micro-Cap Portfolio - Investment Class (ROCMC)
80,602 shares (cost $693,655)	839,069
Series D (Global Series) (SBLD)
26,525 shares (cost $236,585)	228,908
Series J (Mid Cap Growth Series) (SBLJ)
4,693 shares (cost $119,231)	134,912
Series N (Managed Asset Allocation Series) (SBLN)
4,834 shares (cost $81,026)	96,779
Series O (All Cap Value Series) (SBLO)
36,267 shares (cost $707,286)	774,295
Series P (High Yield Series) (SBLP)
15,537 shares (cost $400,265)	415,938
Series Q (Small Cap Value Series) (SBLQ)
28,725 shares (cost $848,240)	921,790
Series V (Mid Cap Value Series) (SBLV)
35,932 shares (cost $1,608,449)	1,920,562
Series X (Small Cap Growth Series) (SBLX)
4,428 shares (cost $83,197)	82,000
Series Y (Select 25 Series) (SBLY)
1,746 shares (cost $16,836)	16,626
Health Sciences Portfolio - II (TRHS2)
486,600 shares (cost $7,953,834)	7,809,937
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
1,222,763 shares (cost $13,903,008)	12,704,506
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
1,154,170 shares (cost $14,738,762)	12,003,367
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
1,110,121 shares (cost $32,016,693)	34,169,525
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
390,534 shares (cost $11,606,811)	12,008,917
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
19,537,011 shares (cost $180,676,272)	177,937,237
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
5,216,814 shares (cost $40,535,592)	47,028,536
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
16,656,699 shares (cost $88,868,926)	96,675,480
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
9,152,050 shares (cost $94,394,858)	107,090,878

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
	2,711,679 shares (cost $18,840,117)	17,555,411
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
	1,536,453 shares (cost $8,787,349)	8,933,091
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
	278,307 shares (cost $1,392,097)	1,364,036
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
	4,372,611 shares (cost $25,062,092)	23,112,308
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
	11,058,584 shares (cost $90,784,071)	112,696,928
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
	20,606,774 shares (cost $64,779,354)	70,450,438
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
	3,902,569 shares (cost $30,119,018)	30,658,581
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
	917,025 shares (cost $16,746,271)	13,454,313
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
	469,865 shares (cost $2,381,182)	2,364,737
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
	188,882 shares (cost $3,181,065)	3,884,144
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
	1,612,136 shares (cost $10,776,928)	13,490,036
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
	26,676,869 shares (cost $26,676,869)	26,676,869
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
	1,242,110 shares (cost $7,873,224)	8,390,330
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
	3,987,011 shares (cost $60,795,890)	60,789,161
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
	5,666,465 shares (cost $53,808,156)	52,933,847
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
	467,791 shares (cost $6,259,764)	6,816,129
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
	8,199,136 shares (cost $48,763,305)	45,678,205
Advantage VT Opportunity Fund - Class 2 (SVOF)
	15,809 shares (cost $249,668)	274,754
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
	845,383 shares (cost $6,143,894)	6,492,542

Total Investments		$6,061,634,298

Accounts Payable-Mid Cap Growth Portfolio - Class I (MSVMG)		(3,870)
Other Accounts Payable		(62,525)

		$6,061,567,903

Contract Owners’ Equity:
Accumulation units		5,988,154,125
Contracts in payout (annuitization) period (note 1f)		73,413,778

Total Contract Owners’ Equity (note 5)		$6,061,567,903

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	Total	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS	HVIE
Reinvested dividends	$109,445,102	4,672	9,713	866,081	5,782,619	386,167	604	827
Mortality and expense risk charges (note 2)	(78,194,239)	(8,284)	(11,051)	(397,843)	(3,498,469)	(456,115)	(1,569)	(799)

Net investment income (loss)	31,250,863	(3,612)	(1,338)	468,238	2,284,150	(69,948)	(965)	28
Realized gain (loss) on investments	117,010,831	(110,960)	(362,420)	420,723	15,166,022	1,991,785	1,889	(2,907)
Change in unrealized gain (loss) on investments	(395,769,589)	67,258	317,845	(3,689,282)	(16,619,845)	(1,856,998)	(2,688)	(7,007)

Net gain (loss) on investments	(278,758,758)	(43,702)	(44,575)	(3,268,559)	(1,453,823)	134,787	(799)	(9,914)

Reinvested capital gains	34,433,189	-	-	922,056	2,213,734	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(213,074,706)	(47,314)	(45,913)	(1,878,265)	3,044,061	64,839	(1,764)	(9,886)

Investment Activity:	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS
Reinvested dividends	$91	139,985	2,332	251,556	-	-	331,603	240,233
Mortality and expense risk charges (note 2)	(6,167)	(120,691)	(1,247)	(1,160,322)	(179,913)	(189,353)	(1,008,907)	(694,947)

Net investment income (loss)	(6,076)	19,294	1,085	(908,766)	(179,913)	(189,353)	(677,304)	(454,714)
Realized gain (loss) on investments	(61,769)	1,065,140	168	9,916,193	3,659,801	1,034,165	(4,161,614)	7,047,640
Change in unrealized gain (loss) on investments	(20,383)	(972,511)	(7,916)	(16,882,728)	(5,071,672)	(2,494,664)	(28,487,796)	(31,027,463)

Net gain (loss) on investments	(82,152)	92,629	(7,748)	(6,966,535)	(1,411,871)	(1,460,499)	(32,649,410)	(23,979,823)

Reinvested capital gains	-	-	5,438	-	-	-	883,573	631,886

Net increase (decrease) in contract owners’ equity resulting from operations	$(88,228)	111,923	(1,225)	(7,875,301)	(1,591,784)	(1,649,852)	(32,443,141)	(23,802,651)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM
Reinvested dividends	$482	-	-	446,903	24,545	110,637	30,760	382,873
Mortality and expense risk charges (note 2)	(2,320)	(27,815)	(19,699)	(412,303)	(28,948)	(47,501)	(16,786)	(122,667)

Net investment income (loss)	(1,838)	(27,815)	(19,699)	34,600	(4,403)	63,136	13,974	260,206
Realized gain (loss) on investments	3,931	19,937	74,101	(1,003,520)	79,348	639	(8,368)	14,723
Change in unrealized gain (loss) on investments	(3,469)	(96,890)	(265,583)	101,100	(148,204)	14,771	24,552	221,337

Net gain (loss) on investments	462	(76,953)	(191,482)	(902,420)	(68,856)	15,410	16,184	236,060

Reinvested capital gains	-	-	117,072	141,999	-	-	-	119,265

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,376)	(104,768)	(94,109)	(725,821)	(73,259)	78,546	30,158	615,531

Investment Activity:	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2
Reinvested dividends	$166	8,590	2,429,336	43,422	456,114	592,924	234,560	115,642
Mortality and expense risk charges (note 2)	(1,030)	(16,476)	(1,750,971)	(56,300)	(393,997)	(293,020)	(270,804)	(482,957)

Net investment income (loss)	(864)	(7,886)	678,365	(12,878)	62,117	299,904	(36,244)	(367,315)
Realized gain (loss) on investments	8,976	87,782	795,050	20,877	(1,021,572)	1,118,235	(1,358,248)	(2,759,266)
Change in unrealized gain (loss) on investments	(10,584)	(40,768)	(2,450,456)	(49,907)	870,779	(315,415)	(853,577)	786,049

Net gain (loss) on investments	(1,608)	47,014	(1,655,406)	(29,030)	(150,793)	802,820	(2,211,825)	(1,973,217)

Reinvested capital gains	21	-	367,865	7,432	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,451)	39,128	(609,176)	(34,476)	(88,676)	1,102,724	(2,248,069)	(2,340,532)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6	GIG	GIG3
Reinvested dividends	$129,397	2,501,175	2,680,914	10,087	300,559	3,453	62,948	294,530
Mortality and expense risk charges (note 2)	(152,373)	(338,373)	(370,074)	(17,442)	(502,235)	(14,593)	(38,218)	(257,845)

Net investment income (loss)	(22,976)	2,162,802	2,310,840	(7,355)	(201,676)	(11,140)	24,730	36,685
Realized gain (loss) on investments	(99,068)	(1,216,411)	(68,101)	(182,450)	(5,901,629)	24,333	33,704	(1,495,831)
Change in unrealized gain (loss) on investments	(295,421)	(68,509)	(1,254,835)	(194,714)	(4,952,430)	(213,925)	(770,978)	(1,154,206)

Net gain (loss) on investments	(394,489)	(1,284,920)	(1,322,936)	(377,164)	(10,854,059)	(189,592)	(737,274)	(2,650,037)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(417,465)	877,882	987,904	(384,519)	(11,055,735)	(200,732)	(712,544)	(2,613,352)

Investment Activity:	NVIE6	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2
Reinvested dividends	$946	455,612	24,292	11	54,980	234,145	140,207	235,350
Mortality and expense risk charges (note 2)	(958)	(882,291)	(38,111)	(42)	(29,965)	(112,992)	(71,876)	(116,967)

Net investment income (loss)	(12)	(426,679)	(13,819)	(31)	25,015	121,153	68,331	118,383
Realized gain (loss) on investments	(4,019)	2,396,508	645,266	245	113,735	679,973	112,306	289,345
Change in unrealized gain (loss) on investments	(6,873)	(12,503,510)	(882,687)	(543)	(401,718)	(1,082,853)	(501,521)	(424,227)

Net gain (loss) on investments	(10,892)	(10,107,002)	(237,421)	(298)	(287,983)	(402,880)	(389,215)	(134,882)

Reinvested capital gains	-	612,655	-	-	40,893	60,931	34,750	53,609

Net increase (decrease) in contract owners’ equity resulting from operations	$(10,904)	(9,921,026)	(251,240)	(329)	(222,075)	(220,796)	(286,134)	37,110

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2
Reinvested dividends	$482,669	202,006	220,382	267,538	23,276	120,488	1,314,724	4,769
Mortality and expense risk charges (note 2)	(243,888)	(108,863)	(96,700)	(96,257)	(15,210)	(56,378)	(1,215,938)	(9,880)

Net investment income (loss)	238,781	93,143	123,682	171,281	8,066	64,110	98,786	(5,111)
Realized gain (loss) on investments	1,688,917	498,370	179,438	100,750	9,397	34,723	(1,793,123)	(50,795)
Change in unrealized gain (loss) on investments	(2,782,112)	(1,197,270)	(493,829)	147,169	16,006	127,769	1,400,569	50,543

Net gain (loss) on investments	(1,093,195)	(698,900)	(314,391)	247,919	25,403	162,492	(392,554)	(252)

Reinvested capital gains	125,171	78,069	52,671	-	-	5,090	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(729,243)	(527,688)	(138,038)	419,200	33,469	231,692	(293,768)	(5,363)

Investment Activity:	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC
Reinvested dividends	$6,773,164	171,235	174,542	151,772	820,606	92,274	21,732	1,244,508
Mortality and expense risk charges (note 2)	(2,599,235)	(120,377)	(316,035)	(57,316)	(555,562)	(46,559)	(12,113)	(624,386)

Net investment income (loss)	4,173,929	50,858	(141,493)	94,456	265,044	45,715	9,619	620,122
Realized gain (loss) on investments	352,878	50,663	2,718,191	265,374	(4,733,651)	77,194	28,116	(297,452)
Change in unrealized gain (loss) on investments	8,528,350	201,824	(3,102,540)	(1,395,427)	2,423,366	(143,231)	(60,306)	391,917

Net gain (loss) on investments	8,881,228	252,487	(384,349)	(1,130,053)	(2,310,285)	(66,037)	(32,190)	94,465

Reinvested capital gains	693,023	18,621	-	-	-	5,315	884	170,870

Net increase (decrease) in contract owners’ equity resulting from operations	$13,748,180	321,966	(525,842)	(1,035,597)	(2,045,241)	(15,007)	(21,687)	885,457

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2
Reinvested dividends	$5,390,892	2,497,621	1,780,538	861,048	193	178	770,616	37
Mortality and expense risk charges (note 2)	(3,055,877)	(1,549,678)	(941,826)	(1,271,465)	(3,170,077)	(146)	(660,782)	(30)

Net investment income (loss)	2,335,015	947,943	838,712	(410,417)	(3,169,884)	32	109,834	7
Realized gain (loss) on investments	(3,294,147)	(3,707,998)	(824,243)	2,688,764	-	161	2,423,101	(102)
Change in unrealized gain (loss) on investments	(1,491,985)	(752,315)	664,581	(7,148,226)	-	(1,537)	(8,536,436)	(337)

Net gain (loss) on investments	(4,786,132)	(4,460,313)	(159,662)	(4,459,462)	-	(1,376)	(6,113,335)	(439)

Reinvested capital gains	-	-	-	1,642,981	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,451,117)	(3,512,370)	679,050	(3,226,898)	(3,169,884)	(1,344)	(6,003,501)	(432)

Investment Activity:	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$219,327	8,829	1,742	-	101,352	31,724	-	-
Mortality and expense risk charges (note 2)	(144,649)	(8,607)	(317,217)	(12,585)	(108,984)	(61,837)	(1,096,454)	(88,355)

Net investment income (loss)	74,678	222	(315,475)	(12,585)	(7,632)	(30,113)	(1,096,454)	(88,355)
Realized gain (loss) on investments	(3,387,382)	(98,123)	634,688	73,672	(86,987)	182,814	7,617,033	685,093
Change in unrealized gain (loss) on investments	1,221,761	(386)	(1,250,747)	(83,249)	(894,703)	(543,243)	(11,580,475)	(957,891)

Net gain (loss) on investments	(2,165,621)	(98,509)	(616,059)	(9,577)	(981,690)	(360,429)	(3,963,442)	(272,798)

Reinvested capital gains	-	-	-	-	282,809	118,986	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,090,943)	(98,287)	(931,534)	(22,162)	(706,513)	(271,556)	(5,059,896)	(361,153)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF
Reinvested dividends	$541,154	-	-	483,212	3,559	589,818	10,324	2,778,261
Mortality and expense risk charges (note 2)	(786,577)	(312,143)	(8,626)	(1,199,034)	(18,874)	(1,209,866)	(39,171)	(751,540)

Net investment income (loss)	(245,423)	(312,143)	(8,626)	(715,822)	(15,315)	(620,048)	(28,847)	2,026,721
Realized gain (loss) on investments	3,359,910	(985,030)	(2,753)	(3,384,670)	(84,476)	(7,073,506)	(310,641)	888,970
Change in unrealized gain (loss) on investments	(5,489,242)	767,695	2,368	(2,265,549)	35,117	637,574	206,915	(43,706)

Net gain (loss) on investments	(2,129,332)	(217,335)	(385)	(5,650,219)	(49,359)	(6,435,932)	(103,726)	845,264

Reinvested capital gains	274,952	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,099,803)	(529,478)	(9,011)	(6,366,041)	(64,674)	(7,055,980)	(132,573)	2,871,985

Investment Activity:	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB	ALVPGB
Reinvested dividends	$209,744	2,908,976	45,486	102,728	335,290	867,470	15,087	1,213
Mortality and expense risk charges (note 2)	(156,320)	(4,873,535)	(203,194)	(41,118)	(298,210)	(1,121,720)	(24,893)	(25,223)

Net investment income (loss)	53,424	(1,964,559)	(157,708)	61,610	37,080	(254,250)	(9,806)	(24,010)
Realized gain (loss) on investments	63,521	1,310,954	52,173	112,098	1,737,840	6,371,540	(93,990)	43,051
Change in unrealized gain (loss) on investments	(71,371)	(13,123,827)	(327,551)	(705,320)	(2,512,355)	(1,385,093)	169,396	(85,395)

Net gain (loss) on investments	(7,850)	(11,812,873)	(275,378)	(593,222)	(774,515)	4,986,447	75,406	(42,344)

Reinvested capital gains	-	1,506,699	38,300	3,935	-	398,333	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$45,574	(12,270,733)	(394,786)	(527,677)	(737,435)	5,130,530	65,600	(66,354)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2
Reinvested dividends	$27,571	932,419	16,070	2,635,178	25,878	2,052	156,004	5,922
Mortality and expense risk charges (note 2)	(140,562)	(675,219)	(24,037)	(757,186)	(20,653)	(2,473)	(126,938)	(8,855)

Net investment income (loss)	(112,991)	257,200	(7,967)	1,877,992	5,225	(421)	29,066	(2,933)
Realized gain (loss) on investments	313,846	(383,192)	(56,407)	817,750	170,437	4,662	1,084,722	(5,987)
Change in unrealized gain (loss) on investments	(1,299,380)	1,468,022	89,283	2,995,849	(413,572)	(23,951)	(1,663,985)	(19,760)

Net gain (loss) on investments	(985,534)	1,084,830	32,876	3,813,599	(243,135)	(19,289)	(579,263)	(25,747)

Reinvested capital gains	-	-	-	770,397	-	-	306,319	14,005

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,098,525)	1,342,030	24,909	6,461,988	(237,910)	(19,710)	(243,878)	(14,675)

Investment Activity:	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S
Reinvested dividends	$-	44,736	162,492	1,020,954	23,807	262	2,184	2,569
Mortality and expense risk charges (note 2)	(4,264)	(24,519)	(288,025)	(677,980)	(27,500)	(823)	(1,151)	(10,408)

Net investment income (loss)	(4,264)	20,217	(125,533)	342,974	(3,693)	(561)	1,033	(7,839)
Realized gain (loss) on investments	2,350	(98,591)	2,728,537	85,675	(16,797)	9,281	(9,243)	17,114
Change in unrealized gain (loss) on investments	603	69,265	(2,794,290)	4,286,498	123,769	(17,463)	(12,247)	(48,939)

Net gain (loss) on investments	2,953	(29,326)	(65,753)	4,372,173	106,972	(8,182)	(21,490)	(31,825)

Reinvested capital gains	-	-	64,997	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,311)	(9,109)	(126,289)	4,715,147	103,279	(8,743)	(20,457)	(39,664)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS	FEI2
Reinvested dividends	$208,142	6,797,631	268,331	6,311	109,571	219,618	5,412,504	122,224
Mortality and expense risk charges (note 2)	(43,588)	(1,439,599)	(95,560)	(16,972)	(138,151)	(326,817)	(2,666,025)	(107,606)

Net investment income (loss)	164,554	5,358,032	172,771	(10,661)	(28,580)	(107,199)	2,746,479	14,618
Realized gain (loss) on investments	3,592	(374,374)	47,082	(74,130)	(48,752)	149,367	(10,102,212)	(480,890)
Change in unrealized gain (loss) on investments	(88,808)	(3,322,361)	(197,055)	(4,746)	(345,175)	(2,095,750)	7,362,541	435,445

Net gain (loss) on investments	(85,216)	(3,696,735)	(149,973)	(78,876)	(393,927)	(1,946,383)	(2,739,671)	(45,445)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$79,338	1,661,297	22,798	(89,537)	(422,507)	(2,053,582)	6,808	(30,827)

Investment Activity:	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS	FGS
Reinvested dividends	$210,362	1,067	173,950	2,704	128,257	6,043	387	430,089
Mortality and expense risk charges (note 2)	(108,108)	(1,258)	(97,304)	(2,778)	(63,327)	(4,744)	(7,842)	(1,909,641)

Net investment income (loss)	102,254	(191)	76,646	(74)	64,930	1,299	(7,455)	(1,479,552)
Realized gain (loss) on investments	(1,073)	482	(77,005)	(1,340)	163,154	(36,619)	(15,374)	11,048,936
Change in unrealized gain (loss) on investments	(329,188)	(1,912)	(239,459)	(3,449)	(530,600)	22,152	31,851	(11,192,664)

Net gain (loss) on investments	(330,261)	(1,430)	(316,464)	(4,789)	(367,446)	(14,467)	16,477	(143,728)

Reinvested capital gains	53,279	298	31,484	518	18,769	944	-	600,523

Net increase (decrease) in contract owners’ equity resulting from operations	$(174,728)	(1,323)	(208,334)	(4,345)	(283,747)	(12,224)	9,022	(1,022,757)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS	FO2R
Reinvested dividends	$3,073	3,246,686	4,137,269	2,028,734	62,049	1,464	224,285	40,149
Mortality and expense risk charges (note 2)	(48,001)	(572,887)	(572,247)	(754,792)	(519,433)	(138,689)	(200,091)	(65,913)

Net investment income (loss)	(44,928)	2,673,799	3,565,022	1,273,942	(457,384)	(137,225)	24,194	(25,764)
Realized gain (loss) on investments	110,329	(1,629,820)	3,075,554	858,832	656,225	(41,461)	523,375	(361,741)
Change in unrealized gain (loss) on investments	(108,371)	522,628	(4,607,318)	(86,490)	(5,614,047)	(731,892)	(3,930,486)	(279,748)

Net gain (loss) on investments	1,958	(1,107,192)	(1,531,764)	772,342	(4,957,822)	(773,353)	(3,407,111)	(641,489)

Reinvested capital gains	9,111	-	-	1,819,183	71,098	11,506	37,957	7,343

Net increase (decrease) in contract owners’ equity resulting from operations	$(33,859)	1,566,607	2,033,258	3,865,467	(5,344,108)	(899,072)	(3,344,960)	(659,910)

Investment Activity:	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3
Reinvested dividends	$381,766	106,554	3,083,737	10,337	123,089	101,329	486	153,014
Mortality and expense risk charges (note 2)	(361,821)	(147,878)	(623,191)	(10,393)	(193,970)	(121,569)	(363)	(102,499)

Net investment income (loss)	19,945	(41,324)	2,460,546	(56)	(70,881)	(20,240)	123	50,515
Realized gain (loss) on investments	(2,960,978)	1,602,103	(1,751,601)	6,211	4,960,357	1,797,198	477	1,114,352
Change in unrealized gain (loss) on investments	(2,890,730)	(2,764,699)	(104,092)	22,538	(5,857,628)	(3,748,153)	(3,827)	(2,144,565)

Net gain (loss) on investments	(5,851,708)	(1,162,596)	(1,855,693)	28,749	(897,271)	(1,950,955)	(3,350)	(1,030,213)

Reinvested capital gains	65,120	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,766,643)	(1,203,920)	604,853	28,693	(968,152)	(1,971,195)	(3,227)	(979,698)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMRS	AMFAS
Reinvested dividends	$3,319,359	592	959,220	944	-	-	12	-
Mortality and expense risk charges (note 2)	(675,386)	(48,690)	(310,697)	(3,438)	(6,052)	(973)	(43)	(25,400)

Net investment income (loss)	2,643,973	(48,098)	648,523	(2,494)	(6,052)	(973)	(31)	(25,400)
Realized gain (loss) on investments	894,787	288,294	(59,754)	2,362	92,063	3,160	331	285,891
Change in unrealized gain (loss) on investments	(5,221,208)	(405,392)	(794,698)	(8,882)	(89,534)	(9,978)	(547)	(368,121)

Net gain (loss) on investments	(4,326,421)	(117,098)	(854,452)	(6,520)	2,529	(6,818)	(216)	(82,230)

Reinvested capital gains	386,748	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,295,700)	(165,196)	(205,929)	(9,014)	(3,523)	(7,791)	(247)	(107,630)

Investment Activity:	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS
Reinvested dividends	$30,682	11,809	1,157,196	779,935	25,627	249,851	11,078	2,264
Mortality and expense risk charges (note 2)	(106,718)	(34,789)	(1,017,504)	(662,722)	(40,284)	(22,648)	(1,057)	(317)

Net investment income (loss)	(76,036)	(22,980)	139,692	117,213	(14,657)	227,203	10,021	1,947
Realized gain (loss) on investments	669,607	66,277	1,000,530	6,398,466	332,840	52,966	(188,774)	(12,083)
Change in unrealized gain (loss) on investments	(1,023,629)	(102,915)	(8,792,391)	(11,277,489)	(504,231)	(276,243)	177,894	9,270

Net gain (loss) on investments	(354,022)	(36,638)	(7,791,861)	(4,879,023)	(171,391)	(223,277)	(10,880)	(2,813)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(430,058)	(59,618)	(7,652,169)	(4,761,810)	(186,048)	3,926	(859)	(866)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSBS	PMVFAD	PMVLAD
Reinvested dividends	$924,317	16,791	53,236	758	-	115,713	179,065	581,147
Mortality and expense risk charges (note 2)	(1,164,658)	(48,497)	(96,034)	(2,290)	(707,355)	(74,510)	(107,061)	(420,082)

Net investment income (loss)	(240,341)	(31,706)	(42,798)	(1,532)	(707,355)	41,203	72,004	161,065
Realized gain (loss) on investments	4,046,357	64,628	349,445	1,408	4,291,259	11,058	401,419	194,329
Change in unrealized gain (loss) on investments	(5,003,334)	(88,797)	(358,156)	(8,289)	(3,242,085)	(149,435)	81,270	(478,868)

Net gain (loss) on investments	(956,977)	(24,169)	(8,711)	(6,881)	1,049,174	(138,377)	482,689	(284,539)

Reinvested capital gains	-	-	-	-	-	50,347	32,411	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,197,318)	(55,875)	(51,509)	(8,413)	341,819	(46,827)	587,104	(123,474)

Investment Activity:	PMVRRA	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2	AVBV2	AVCA
Reinvested dividends	$19,104	73,303	70,780	141	-	93,007	428	74
Mortality and expense risk charges (note 2)	(10,604)	(30,441)	(29,564)	(140)	(24,958)	(123,989)	(873)	(711)

Net investment income (loss)	8,500	42,862	41,216	1	(24,958)	(30,982)	(445)	(637)
Realized gain (loss) on investments	65,244	62,923	(14,152)	(772)	141,430	(44,788)	1,091	2,265
Change in unrealized gain (loss) on investments	(23,714)	(79,007)	(115,089)	53	(212,800)	(154,306)	(3,913)	(6,397)

Net gain (loss) on investments	41,530	(16,084)	(129,241)	(719)	(71,370)	(199,094)	(2,822)	(4,132)

Reinvested capital gains	33,909	38,096	87,116	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$83,939	64,874	(909)	(718)	(96,328)	(230,076)	(3,267)	(4,769)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	AVCA2	AVCD2	AVGI	AVCE2	IVKEI1	IVHS	IVRE	VYDS
Investment Activity:
Reinvested dividends	$-	-	1,493	5,686	710	-	11,798	25,543
Mortality and expense risk charges (note 2)	(17,456)	(20,614)	(4,236)	(14,652)	(1,812)	(1,174)	(3,929)	(45,829)

Net investment income (loss)	(17,456)	(20,614)	(2,743)	(8,966)	(1,102)	(1,174)	7,869	(20,286)
Realized gain (loss) on investments	57,235	165,846	45,669	35,631	(2,353)	17,447	45,421	(81,482)
Change in unrealized gain (loss) on investments	(148,759)	(342,968)	(42,945)	(39,212)	(20,687)	(14,498)	(87,399)	(220,595)

Net gain (loss) on investments	(91,524)	(177,122)	2,724	(3,581)	(23,040)	2,949	(41,978)	(302,077)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(108,980)	(197,736)	(19)	(12,547)	(24,142)	1,775	(34,109)	(322,363)

	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ	SBLV
Investment Activity:
Reinvested dividends	$22,659	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(11,073)	(2,676)	(1,588)	(1,284)	(9,582)	(4,066)	(11,376)	(24,841)

Net investment income (loss)	11,586	(2,676)	(1,588)	(1,284)	(9,582)	(4,066)	(11,376)	(24,841)
Realized gain (loss) on investments	(23,929)	(1,727)	16,846	2,808	116,231	53,502	90,788	67,984
Change in unrealized gain (loss) on investments	(127,419)	(33,746)	(22,024)	(1,474)	(134,605)	(49,023)	(147,371)	(245,990)

Net gain (loss) on investments	(151,348)	(35,473)	(5,178)	1,334	(18,374)	4,479	(56,583)	(178,006)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(139,762)	(38,149)	(6,766)	50	(27,956)	413	(67,959)	(202,847)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

Investment Activity:	SBLX	SBLY	TRHS2	VWEMR	VWEM	VWHAR	VWHA	WRASP
Reinvested dividends	$-	-	-	202,603	178,624	545,194	188,642	2,334,621
Mortality and expense risk charges (note 2)	(1,135)	(249)	(54,989)	(194,576)	(175,985)	(497,644)	(162,525)	(2,520,502)

Net investment income (loss)	(1,135)	(249)	(54,989)	8,027	2,639	47,550	26,117	(185,881)
Realized gain (loss) on investments	21,651	3,011	64,029	3,107,435	(1,014,141)	806,908	1,225,700	13,379,146
Change in unrealized gain (loss) on investments	(24,049)	(4,554)	(248,121)	(8,037,696)	(3,649,755)	(9,382,890)	(4,078,889)	(29,630,335)

Net gain (loss) on investments	(2,398)	(1,543)	(184,092)	(4,930,261)	(4,663,896)	(8,575,982)	(2,853,189)	(16,251,189)

Reinvested capital gains	-	-	-	-	-	586,535	201,990	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,533)	(1,792)	(239,081)	(4,922,234)	(4,661,257)	(7,941,897)	(2,625,082)	(16,437,070)

Investment Activity:	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGBP	WRGNR	WRGP
Reinvested dividends	$806,636	2,726,363	446,171	216,953	-	26,249	-	510,687
Mortality and expense risk charges (note 2)	(588,738)	(1,140,997)	(1,367,680)	(228,885)	(126,950)	(8,144)	(400,286)	(1,430,903)

Net investment income (loss)	217,898	1,585,366	(921,509)	(11,932)	(126,950)	18,105	(400,286)	(920,216)
Realized gain (loss) on investments	3,893,805	1,298,404	9,932,852	125,797	(255,068)	(4,488)	(3,243,603)	10,133,988
Change in unrealized gain (loss) on investments	(7,119,620)	2,383,158	(11,760,857)	(1,211,019)	(645,624)	(28,061)	(3,782,615)	(12,234,373)

Net gain (loss) on investments	(3,225,815)	3,681,562	(1,828,005)	(1,085,222)	(900,692)	(32,549)	(7,026,218)	(2,100,385)

Reinvested capital gains	4,250,371	673,132	3,993,075	-	-	-	-	4,656,340

Net increase (decrease) in contract owners’ equity resulting from operations	$1,242,454	5,940,060	1,243,561	(1,097,154)	(1,027,642)	(14,444)	(7,426,504)	1,635,739

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC	WRMCG	WRMMP	WRRESP
Investment Activity:
Reinvested dividends	$5,811,027	163,897	272,152	29,018	-	954	5,555	73,935
Mortality and expense risk charges (note 2)	(885,160)	(436,693)	(191,645)	(9,123)	(53,573)	(184,687)	(316,914)	(109,249)

Net investment income (loss)	4,925,867	(272,796)	80,507	19,895	(53,573)	(183,733)	(311,359)	(35,314)
Realized gain (loss) on investments	264,811	3,718,059	(1,905,228)	4,168	180,551	1,152,384	-	(1,002,965)
Change in unrealized gain (loss) on investments	(1,956,990)	(6,452,185)	(740,993)	(16,445)	(552,173)	(1,829,127)	-	1,405,801

Net gain (loss) on investments	(1,692,179)	(2,734,126)	(2,646,221)	(12,277)	(371,622)	(676,743)	-	402,836

Reinvested capital gains	-	-	-	-	-	572,924	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,233,688	(3,006,922)	(2,565,714)	7,618	(425,195)	(287,552)	(311,359)	367,522

	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG	NVAGF3	CSIEF3
Investment Activity:
Reinvested dividends	$-	-	40,933	417,206	387	-	45,547	30,549
Mortality and expense risk charges (note 2)	(847,410)	(733,076)	(92,790)	(631,900)	(4,549)	(98,023)	(4,595)	(8,041)

Net investment income (loss)	(847,410)	(733,076)	(51,857)	(214,694)	(4,162)	(98,023)	40,952	22,508
Realized gain (loss) on investments	5,972,317	3,350,929	(43,492)	951,028	33,857	(25,482)	(126,856)	(53,706)
Change in unrealized gain (loss) on investments	(12,014,698)	(10,215,660)	(1,117,820)	(5,188,767)	(46,626)	(418,005)	52,091	(126,839)

Net gain (loss) on investments	(6,042,381)	(6,864,731)	(1,161,312)	(4,237,739)	(12,769)	(443,487)	(74,765)	(180,545)

Reinvested capital gains	2,726,712	568,594	-	-	-	-	62,150	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,163,079)	(7,029,213)	(1,213,169)	(4,452,433)	(16,931)	(541,510)	28,337	(158,037)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENT OF OPERATIONS
Year Ended December 31, 2011

	GEF	GEF3	WSCP	AVB
Investment Activity:
Reinvested dividends	$42,806	31,184	24,004	5,426
Mortality and expense risk charges (note 2)	(34,773)	(26,691)	(39,045)	(855)

Net investment income (loss)	8,033	4,493	(15,041)	4,571
Realized gain (loss) on investments	1,344,123	(807,515)	642,075	11,198
Change in unrealized gain (loss) on investments	(1,476,223)	710,618	(918,498)	(1,919)

Net gain (loss) on investments	(132,100)	(96,897)	(276,423)	9,279

Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(124,067)	(92,404)	(291,464)	13,850

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	Total		BBCMAG		BBGI		MLVGA3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$31,250,863	31,584,156	(3,612)	743	(1,338)	(249)	468,238	70,591
Realized gain (loss) on investments	117,010,831	(56,533,762)	(110,960)	(107,659)	(362,420)	(687,004)	420,723	407,938
Change in unrealized gain (loss) on investments	(395,769,589)	885,246,152	67,258	195,441	317,845	813,200	(3,689,282)	1,343,809
Reinvested capital gains	34,433,189	38,426,055	-	-	-	-	922,056	169,611

Net increase (decrease) in contract owners’ equity resulting from operations	(213,074,706)	898,722,601	(47,314)	88,525	(45,913)	125,947	(1,878,265)	1,991,949

Equity transactions:
Purchase payments received from contract owners (note 3)	139,626,678	175,161,828	7,898	7,901	76,049	21,499	990,883	1,171,643
Transfers between funds	-	-	(13,825)	21,843	(7,930)	(111,260)	12,375,334	14,396,359
Redemptions (note 3)	(1,399,520,879)	(1,485,445,815)	(160,902)	(166,097)	(523,013)	(452,368)	(4,608,146)	(3,978,794)
Annuity benefits	(5,861,123)	(5,840,577)	-	-	-	-	(25,121)	(16,063)
Contract maintenance charges (note 2)	(179,324)	(199,103)	-	-	-	-	(206)	(96)
Contingent deferred sales charges (note 2)	(1,628,046)	(1,454,198)	-	(196)	(172)	(1,045)	(2,693)	(938)
Adjustments to maintain reserves	(52,497)	(78,577)	(48)	(2)	(39)	(44)	(313)	(1,023)

Net equity transactions	(1,267,615,191)	(1,317,856,442)	(166,877)	(136,551)	(455,105)	(543,217)	8,729,738	11,571,088

Net change in contract owners’ equity	(1,480,689,897)	(419,133,841)	(214,191)	(48,026)	(501,018)	(417,270)	6,851,473	13,563,037
Contract owners’ equity beginning of period	7,542,257,800	7,961,391,641	732,063	780,089	1,280,950	1,698,220	29,673,046	16,110,009

Contract owners’ equity end of period	$6,061,567,903	7,542,257,800	517,872	732,063	779,932	1,280,950	36,524,519	29,673,046

CHANGES IN UNITS:
Beginning units	540,715,192	631,032,455	65,988	79,522	123,387	181,163	2,250,841	1,329,525
Units purchased	109,220,806	193,534,437	9,408	7,189	15,297	4,723	1,369,065	1,730,348
Units redeemed	(198,234,245)	(283,851,700)	(24,717)	(20,723)	(59,890)	(62,499)	(714,949)	(809,032)

Ending units	451,701,753	540,715,192	50,679	65,988	78,794	123,387	2,904,957	2,250,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DSIF		DSRG		DSRGS		HVIE
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,284,150	2,328,617	(69,948)	(83,721)	(965)	(1,132)	28	(1)
Realized gain (loss) on investments	15,166,022	7,866,902	1,991,785	1,303,082	1,889	5,071	(2,907)	1
Change in unrealized gain (loss) on investments	(16,619,845)	32,392,551	(1,856,998)	4,273,277	(2,688)	6,784	(7,007)	42
Reinvested capital gains	2,213,734	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,044,061	42,588,070	64,839	5,492,638	(1,764)	10,723	(9,886)	42

Equity transactions:
Purchase payments received from contract owners (note 3)	6,893,238	7,546,756	1,409,390	1,493,947	-	-	-	-
Transfers between funds	(13,172,185)	(6,486,526)	(417,481)	(1,368,028)	(5)	67	95,349	4,880
Redemptions (note 3)	(50,109,533)	(49,955,688)	(6,754,323)	(6,404,196)	(13,242)	(34,626)	(23,771)	-
Annuity benefits	(174,491)	(168,231)	(6,460)	(5,866)	-	-	-	-
Contract maintenance charges (note 2)	(8,615)	(10,169)	(3,139)	(3,562)	-	-	-	-
Contingent deferred sales charges (note 2)	(77,661)	(106,802)	(15,713)	(21,625)	-	(52)	-	-
Adjustments to maintain reserves	(284)	(1,702)	(2,182)	(270)	(18)	(9)	(10)	-

Net equity transactions	(56,649,531)	(49,182,361)	(5,789,908)	(6,309,600)	(13,265)	(34,620)	71,568	4,880

Net change in contract owners’ equity	(53,605,470)	(6,594,291)	(5,725,069)	(816,962)	(15,029)	(23,897)	61,682	4,922
Contract owners’ equity beginning of period	347,483,558	354,077,849	44,991,873	45,808,835	90,116	114,013	4,922	-

Contract owners’ equity end of period	$293,878,088	347,483,558	39,266,804	44,991,873	75,087	90,116	66,604	4,922

CHANGES IN UNITS:
Beginning units	25,036,633	29,044,402	3,796,404	4,390,417	8,596	12,253	477	-
Units purchased	2,153,616	2,238,764	249,536	132,790	3	14	23,029	479
Units redeemed	(6,161,836)	(6,246,533)	(726,098)	(726,803)	(1,318)	(3,671)	(16,134)	(2)

Ending units	21,028,413	25,036,633	3,319,842	3,796,404	7,281	8,596	7,372	477

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	HVSIT		JPMMV1		JABS		JACAS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(6,076)	(2)	19,294	10,097	1,085	1,428	(908,766)	(1,150,038)
Realized gain (loss) on investments	(61,769)	53	1,065,140	782,473	168	1,409	9,916,193	10,793,264
Change in unrealized gain (loss) on investments	(20,383)	4	(972,511)	1,394,609	(7,916)	4,603	(16,882,728)	(4,098,525)
Reinvested capital gains	-	-	-	-	5,438	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,228)	55	111,923	2,187,179	(1,225)	7,440	(7,875,301)	5,544,701

Equity transactions:
Purchase payments received from contract owners (note 3)	48,555	-	81,390	105,717	-	-	1,535,318	2,478,918
Transfers between funds	510,711	15,259	(27,496)	307,064	(32,415)	-	(10,972,314)	(5,022,668)
Redemptions (note 3)	(96,248)	-	(1,420,579)	(1,685,760)	(4,593)	(7,268)	(18,309,626)	(20,035,823)
Annuity benefits	-	-	(2,726)	(2,425)	(422)	(409)	(41,669)	(42,040)
Contract maintenance charges (note 2)	-	-	(360)	(374)	-	1	(2,470)	(2,690)
Contingent deferred sales charges (note 2)	-	-	(2,143)	(747)	-	-	(25,450)	(26,096)
Adjustments to maintain reserves	(53)	2	(2,167)	(1,160)	(1)	39	(113)	(2,348)

Net equity transactions	462,965	15,261	(1,374,081)	(1,277,686)	(37,431)	(7,637)	(27,816,324)	(22,652,747)

Net change in contract owners’ equity	374,737	15,316	(1,262,158)	909,493	(38,656)	(197)	(35,691,625)	(17,108,046)
Contract owners’ equity beginning of period	15,316	-	11,909,413	10,999,920	113,236	113,433	121,865,347	138,973,393

Contract owners’ equity end of period	$390,053	15,316	10,647,255	11,909,413	74,580	113,236	86,173,722	121,865,347

CHANGES IN UNITS:
Beginning units	1,356	-	817,428	921,638	7,409	7,927	12,264,933	14,689,565
Units purchased	120,204	1,674	133,401	190,347	40	39	1,485,850	1,589,579
Units redeemed	(86,322)	(318)	(226,494)	(294,557)	(2,574)	(557)	(4,327,465)	(4,014,211)

Ending units	35,238	1,356	724,335	817,428	4,875	7,409	9,423,318	12,264,933

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	JAGTS2		JAGTS		JAIGS2		JAIGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(179,913)	(147,605)	(189,353)	(196,497)	(677,304)	(685,413)	(454,714)	(435,049)
Realized gain (loss) on investments	3,659,801	316,299	1,034,165	805,632	(4,161,614)	2,409,923	7,047,640	9,225,218
Change in unrealized gain (loss) on investments	(5,071,672)	2,482,442	(2,494,664)	3,240,262	(28,487,796)	21,432,682	(31,027,463)	7,949,018
Reinvested capital gains	-	-	-	-	883,573	-	631,886	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,591,784)	2,651,136	(1,649,852)	3,849,397	(32,443,141)	23,157,192	(23,802,651)	16,739,187

Equity transactions:
Purchase payments received from contract owners (note 3)	705,174	806,542	130,856	128,552	2,067,982	2,866,917	654,766	636,150
Transfers between funds	(1,648,670)	2,620,446	(536,299)	(985,517)	(20,494,124)	1,440,069	(2,233,720)	(3,619,665)
Redemptions (note 3)	(2,899,241)	(2,191,966)	(2,667,322)	(2,374,682)	(14,809,383)	(17,389,236)	(10,790,044)	(12,596,333)
Annuity benefits	-	-	(2,561)	(2,308)	(28,154)	(27,537)	(15,195)	(16,464)
Contract maintenance charges (note 2)	(403)	(403)	(610)	(669)	(2,345)	(2,885)	(1,300)	(1,543)
Contingent deferred sales charges (note 2)	(6,660)	(4,828)	(1,530)	(1,697)	(28,329)	(37,696)	(9,600)	(12,706)
Adjustments to maintain reserves	(227)	(158)	(4,970)	(5,572)	(352)	3,335	(972)	2,676

Net equity transactions	(3,850,027)	1,229,632	(3,082,436)	(3,241,893)	(33,294,705)	(13,147,034)	(12,396,065)	(15,607,884)

Net change in contract owners’ equity	(5,441,811)	3,880,768	(4,732,288)	607,504	(65,737,846)	10,010,158	(36,198,716)	1,131,303
Contract owners’ equity beginning of period	16,812,409	12,931,641	19,820,830	19,213,326	121,706,658	111,696,500	80,724,144	79,592,841

Contract owners’ equity end of period	$11,370,598	16,812,409	15,088,542	19,820,830	55,968,812	121,706,658	44,525,428	80,724,144

CHANGES IN UNITS:
Beginning units	1,087,988	1,031,386	3,870,859	4,618,124	4,043,040	4,589,729	4,560,947	5,558,077
Units purchased	531,003	540,662	34,493	17,929	357,591	1,127,414	41,566	49,333
Units redeemed	(802,031)	(484,060)	(642,685)	(765,194)	(1,623,180)	(1,674,103)	(844,129)	(1,046,463)

Ending units	816,960	1,087,988	3,262,667	3,870,859	2,777,451	4,043,040	3,758,384	4,560,947

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MIGSC		MMCGSC		MNDSC		MVFSC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,838)	(1,786)	(27,815)	(29,153)	(19,699)	(20,890)	34,600	63,600
Realized gain (loss) on investments	3,931	1,972	19,937	(26,771)	74,101	(5,076)	(1,003,520)	(2,225,769)
Change in unrealized gain (loss) on investments	(3,469)	17,222	(96,890)	435,360	(265,583)	345,445	101,100	5,447,120
Reinvested capital gains	-	-	-	-	117,072	-	141,999	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,376)	17,408	(104,768)	379,436	(94,109)	319,479	(725,821)	3,284,951

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	8,065	11,907	7,881	9,301	937,264	1,233,430
Transfers between funds	-	(220)	(126,732)	(43,801)	(42,359)	156	2,174,166	424,074
Redemptions (note 3)	(9,362)	(16,600)	(265,496)	(254,124)	(362,040)	(260,082)	(6,523,466)	(5,440,171)
Annuity benefits	(6,952)	(6,405)	-	-	-	-	(34,695)	(33,222)
Contract maintenance charges (note 2)	-	1	-	-	-	-	(954)	(1,012)
Contingent deferred sales charges (note 2)	(23)	(339)	(446)	(170)	(173)	(222)	(6,014)	(8,459)
Adjustments to maintain reserves	(8)	(164)	(45)	96	(73)	(313)	(416)	4

Net equity transactions	(16,345)	(23,726)	(384,654)	(286,091)	(396,764)	(251,159)	(3,454,115)	(3,825,355)

Net change in contract owners’ equity	(17,721)	(6,318)	(489,422)	93,345	(490,873)	68,320	(4,179,936)	(540,404)
Contract owners’ equity beginning of period	188,641	194,959	1,703,470	1,610,125	1,241,335	1,173,015	36,270,557	36,810,961

Contract owners’ equity end of period	$170,920	188,641	1,214,048	1,703,470	750,462	1,241,335	32,090,621	36,270,557

CHANGES IN UNITS:
Beginning units	15,259	17,463	175,231	210,034	84,336	106,493	3,299,060	3,696,423
Units purchased	70	-	1,523	6,194	3,647	15,204	1,511,838	865,222
Units redeemed	(1,379)	(2,204)	(40,965)	(40,997)	(29,842)	(37,361)	(1,821,484)	(1,262,585)

Ending units	13,950	15,259	135,789	175,231	58,141	84,336	2,989,414	3,299,060

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MVIVSC		MSVFI		MSVF2		MSEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,403)	(3,132)	63,136	207,944	13,974	23,553	260,206	388,894
Realized gain (loss) on investments	79,348	12,252	639	84,494	(8,368)	(48,054)	14,723	(84,500)
Change in unrealized gain (loss) on investments	(148,204)	72,467	14,771	(6,107)	24,552	64,038	221,337	757,864
Reinvested capital gains	-	-	-	-	-	-	119,265	-

Net increase (decrease) in contract owners’ equity resulting from operations	(73,259)	81,587	78,546	286,331	30,158	39,537	615,531	1,062,258

Equity transactions:
Purchase payments received from contract owners (note 3)	118,974	106,889	9,942	186,137	-	8,717	113,611	88,406
Transfers between funds	4,644,814	835,173	68,377	(169,084)	(8,638)	231,989	(497,998)	(610,897)
Redemptions (note 3)	(561,059)	(6,367)	(665,475)	(774,478)	(43,548)	(207,272)	(1,867,264)	(2,132,358)
Annuity benefits	-	-	-	-	(10,914)	(10,905)	(8,982)	(9,660)
Contract maintenance charges (note 2)	(23)	-	(65)	(77)	-	1	(257)	(260)
Contingent deferred sales charges (note 2)	(350)	(21)	(1,109)	(804)	(206)	(114)	(1,597)	(2,043)
Adjustments to maintain reserves	(9,716)	(16)	(200)	(156)	(25)	(8)	(170)	(467)

Net equity transactions	4,192,640	935,657	(588,530)	(758,462)	(63,331)	22,408	(2,262,657)	(2,667,279)

Net change in contract owners’ equity	4,119,381	1,017,244	(509,984)	(472,131)	(33,173)	61,945	(1,647,126)	(1,605,021)
Contract owners’ equity beginning of period	1,017,244	-	3,677,059	4,149,190	888,015	826,070	11,740,317	13,345,338

Contract owners’ equity end of period	$5,136,625	1,017,244	3,167,075	3,677,059	854,842	888,015	10,093,191	11,740,317

CHANGES IN UNITS:
Beginning units	94,481	-	332,360	397,097	66,721	63,439	377,508	466,768
Units purchased	538,896	107,371	6,051,638	6,106,500	24	30,570	8,284	20,915
Units redeemed	(141,831)	(12,890)	(6,109,492)	(6,171,237)	(4,313)	(27,288)	(79,111)	(110,175)

Ending units	491,546	94,481	274,506	332,360	62,432	66,721	306,681	377,508

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	MSVMG		MSVRE		NVAMV1		NVAMV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(864)	(907)	(7,886)	7,016	678,365	152,590	(12,878)	1,169
Realized gain (loss) on investments	8,976	4,401	87,782	113,371	795,050	101,418	20,877	10,180
Change in unrealized gain (loss) on investments	(10,584)	10,914	(40,768)	154,463	(2,450,456)	2,830,584	(49,907)	57,218
Reinvested capital gains	21	-	-	-	367,865	372,605	7,432	8,014

Net increase (decrease) in contract owners’ equity resulting from operations	(2,451)	14,408	39,128	274,850	(609,176)	3,457,197	(34,476)	76,581

Equity transactions:
Purchase payments received from contract owners (note 3)	(14)	37	21,125	13,145	1,741,240	244,987	47,704	41,354
Transfers between funds	(18,232)	17,477	(73,057)	(96,252)	(10,420,021)	174,239,861	13,079	3,647,837
Redemptions (note 3)	(758)	(18,004)	(131,801)	(245,466)	(27,756,826)	(2,151,859)	(814,283)	(230,045)
Annuity benefits	(549)	(1,315)	(14,306)	(11,894)	(109,615)	(6,599)	-	-
Contract maintenance charges (note 2)	(5)	(14)	(111)	(118)	(3,892)	(237)	-	-
Contingent deferred sales charges (note 2)	26	(1)	22	(214)	(33,170)	(4,976)	(278)	-
Adjustments to maintain reserves	3,713	(1,458)	(890)	2,150	(7,110)	(5,778)	(88)	12

Net equity transactions	(15,819)	(3,278)	(199,018)	(338,649)	(36,589,394)	172,315,399	(753,866)	3,459,159

Net change in contract owners’ equity	(18,270)	11,130	(159,890)	(63,799)	(37,198,570)	175,772,596	(788,342)	3,535,740
Contract owners’ equity beginning of period	67,019	55,889	1,116,800	1,180,599	176,164,621	392,025	3,535,740	-

Contract owners’ equity end of period	$48,749	67,019	956,910	1,116,800	138,966,051	176,164,621	2,747,398	3,535,740

CHANGES IN UNITS:
Beginning units	6,496	4,834	35,233	47,730	12,471,315	31,259	256,614	-
Units purchased	-	2,757	1,058	1,486	417,291	12,697,067	15,544	274,349
Units redeemed	(1,637)	(1,095)	(6,955)	(13,983)	(3,007,645)	(257,011)	(70,090)	(17,735)

Ending units	4,859	6,496	29,336	35,233	9,880,961	12,471,315	202,068	256,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$62,117	114,043	299,904	275,945	(36,244)	(81,478)	(367,315)	(379,466)
Realized gain (loss) on investments	(1,021,572)	(2,412,778)	1,118,235	694,437	(1,358,248)	(1,709,080)	(2,759,266)	(3,209,864)
Change in unrealized gain (loss) on investments	870,779	5,741,498	(315,415)	570,183	(853,577)	4,108,005	786,049	9,681,197
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(88,676)	3,442,763	1,102,724	1,540,565	(2,248,069)	2,317,447	(2,340,532)	6,091,867

Equity transactions:
Purchase payments received from contract owners (note 3)	899,028	1,049,843	492,021	763,309	469,596	408,316	1,092,732	1,389,984
Transfers between funds	212,010	250,710	(1,597,826)	1,205,534	(1,846,844)	716,536	3,340,934	3,162,437
Redemptions (note 3)	(5,460,977)	(6,971,963)	(4,550,652)	(6,223,556)	(4,073,859)	(4,065,330)	(7,427,009)	(6,893,127)
Annuity benefits	(78,376)	(74,385)	(38,240)	(60,731)	(18,432)	(14,476)	(57,003)	(48,756)
Contract maintenance charges (note 2)	(1,181)	(1,010)	(357)	(391)	(778)	(837)	(1,421)	(1,432)
Contingent deferred sales charges (note 2)	(4,588)	(9,045)	(5,951)	(12,376)	(6,800)	(3,848)	(10,122)	(9,958)
Adjustments to maintain reserves	(279)	1,353	(394)	(491)	(264)	2,055	(711)	2,492

Net equity transactions	(4,434,363)	(5,754,497)	(5,701,399)	(4,328,702)	(5,477,381)	(2,957,584)	(3,062,600)	(2,398,359)

Net change in contract owners’ equity	(4,523,039)	(2,311,734)	(4,598,675)	(2,788,137)	(7,725,450)	(640,137)	(5,403,132)	3,693,508
Contract owners’ equity beginning of period	34,579,297	36,891,031	28,896,595	31,684,732	27,116,384	27,756,521	42,535,440	38,841,932

Contract owners’ equity end of period	$30,056,258	34,579,297	24,297,920	28,896,595	19,390,934	27,116,384	37,132,308	42,535,440

CHANGES IN UNITS:
Beginning units	3,070,605	3,655,535	2,540,834	2,923,369	2,352,559	2,651,292	4,103,841	4,400,289
Units purchased	355,791	781,157	305,302	848,414	279,143	555,037	1,019,681	1,082,780
Units redeemed	(764,073)	(1,366,087)	(791,670)	(1,230,949)	(754,202)	(853,770)	(1,315,612)	(1,379,228)

Ending units	2,662,323	3,070,605	2,054,466	2,540,834	1,877,500	2,352,559	3,807,910	4,103,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVAGI2		HIBF		HIBF3		GEM
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(22,976)	(31,320)	2,162,802	2,597,566	2,310,840	2,515,382	(7,355)	(20,558)
Realized gain (loss) on investments	(99,068)	(646,824)	(1,216,411)	(1,803,639)	(68,101)	13,861,200	(182,450)	(64,651)
Change in unrealized gain (loss) on investments	(295,421)	1,831,687	(68,509)	3,224,192	(1,254,835)	(12,613,795)	(194,714)	360,262
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(417,465)	1,153,543	877,882	4,018,119	987,904	3,762,787	(384,519)	275,053

Equity transactions:
Purchase payments received from contract owners (note 3)	413,304	517,953	93,630	79,217	602,339	832,954	50,858	66,253
Transfers between funds	779,271	1,582,482	(1,688,262)	(1,809,615)	(284,755)	(21,181,442)	(162,184)	(156,085)
Redemptions (note 3)	(1,689,973)	(2,091,288)	(5,744,265)	(6,934,686)	(6,705,989)	(6,722,168)	(311,832)	(455,737)
Annuity benefits	(53,076)	(50,834)	(15,327)	(17,271)	(25,843)	(28,975)	(3,169)	(5,551)
Contract maintenance charges (note 2)	(362)	(295)	(391)	(466)	(331)	(345)	(63)	(59)
Contingent deferred sales charges (note 2)	(2,564)	(2,427)	(4,297)	(5,552)	(6,260)	(6,167)	(940)	(450)
Adjustments to maintain reserves	(258)	(801)	(530)	(916)	(495)	(3,089)	(62)	(191)

Net equity transactions	(553,658)	(45,210)	(7,359,442)	(8,689,289)	(6,421,334)	(27,109,232)	(427,392)	(551,820)

Net change in contract owners’ equity	(971,123)	1,108,333	(6,481,560)	(4,671,170)	(5,433,430)	(23,346,445)	(811,911)	(276,767)
Contract owners’ equity beginning of period	13,277,735	12,169,402	33,724,159	38,395,329	37,300,452	60,646,897	1,948,460	2,225,227

Contract owners’ equity end of period	$12,306,612	13,277,735	27,242,599	33,724,159	31,867,022	37,300,452	1,136,549	1,948,460

CHANGES IN UNITS:
Beginning units	1,421,023	1,422,326	1,905,594	2,432,766	2,742,198	5,022,438	70,785	92,773
Units purchased	355,549	515,144	9,777	62,462	1,007,577	3,367,157	2,457	1,647
Units redeemed	(402,026)	(516,447)	(416,334)	(589,634)	(1,463,460)	(5,647,397)	(20,154)	(23,635)

Ending units	1,374,546	1,421,023	1,499,037	1,905,594	2,286,315	2,742,198	53,088	70,785

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEM3		GEM6		GIG		GIG3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(201,676)	(566,214)	(11,140)	(19,010)	24,730	(3,036)	36,685	(49,963)
Realized gain (loss) on investments	(5,901,629)	(11,714,634)	24,333	(260,475)	33,704	56,569	(1,495,831)	(5,227,492)
Change in unrealized gain (loss) on investments	(4,952,430)	19,225,413	(213,925)	397,489	(770,978)	(10,389)	(1,154,206)	7,913,535
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(11,055,735)	6,944,565	(200,732)	118,004	(712,544)	43,144	(2,613,352)	2,636,080

Equity transactions:
Purchase payments received from contract owners (note 3)	946,015	1,209,703	9,356	34,861	39,314	32,910	560,911	316,040
Transfers between funds	(6,710,212)	(1,774,128)	(39,380)	4,713	5,983,328	(361,742)	2,315,266	(1,220,819)
Redemptions (note 3)	(7,895,652)	(8,480,529)	(174,993)	(276,463)	(434,399)	(137,485)	(4,384,665)	(4,266,072)
Annuity benefits	(32,299)	(34,168)	-	-	(1,553)	(829)	(104)	(98)
Contract maintenance charges (note 2)	(2,386)	(2,888)	-	-	(73)	(40)	(584)	(603)
Contingent deferred sales charges (note 2)	(16,737)	(24,382)	(28)	(201)	(174)	(432)	(5,057)	(12,154)
Adjustments to maintain reserves	(40)	202	(29)	109	34,619	(265)	(8,071)	(552)

Net equity transactions	(13,711,311)	(9,106,190)	(205,074)	(236,981)	5,621,062	(467,883)	(1,522,304)	(5,184,257)

Net change in contract owners’ equity	(24,767,046)	(2,161,625)	(405,806)	(118,977)	4,908,518	(424,739)	(4,135,656)	(2,548,177)
Contract owners’ equity beginning of period	57,105,797	59,267,422	994,617	1,113,594	766,436	1,191,175	24,943,880	27,492,057

Contract owners’ equity end of period	$32,338,751	57,105,797	588,811	994,617	5,674,954	766,436	20,808,224	24,943,880

CHANGES IN UNITS:
Beginning units	1,961,773	2,343,389	45,329	57,783	62,717	108,942	1,299,368	1,606,441
Units purchased	230,287	515,837	3,215	8,913	512,881	5,025	320,310	309,157
Units redeemed	(744,179)	(897,453)	(13,195)	(21,367)	(52,390)	(51,250)	(404,538)	(616,230)

Ending units	1,447,881	1,961,773	35,349	45,329	523,208	62,717	1,215,140	1,299,368

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVIE6		NVNMO1		NVNSR1		NVNSR2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(12)	(237)	(426,679)	(851,277)	(13,819)	(16,370)	(31)	(27)
Realized gain (loss) on investments	(4,019)	(3,832)	2,396,508	2,969,870	645,266	454,570	245	7
Change in unrealized gain (loss) on investments	(6,873)	9,569	(12,503,510)	2,178,031	(882,687)	302,498	(543)	374
Reinvested capital gains	-	-	612,655	7,570,839	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(10,904)	5,500	(9,921,026)	11,867,463	(251,240)	740,698	(329)	354

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	843,458	1,520,229	124,711	241,728	-	-
Transfers between funds	54,592	-	(3,073,960)	(9,478,834)	1,213,521	(1,410,734)	841	-
Redemptions (note 3)	(7,520)	(4,230)	(12,857,497)	(14,703,827)	(628,009)	(806,825)	(2,556)	-
Annuity benefits	(2,059)	(1,765)	(14,483)	(16,807)	(628)	(575)	-	-
Contract maintenance charges (note 2)	-	1	(1,543)	(1,861)	(582)	(767)	-	-
Contingent deferred sales charges (note 2)	-	-	(12,659)	(19,979)	(2,141)	(4,318)	-	-
Adjustments to maintain reserves	(3)	6	(415)	4,583	(122)	44	(5)	-

Net equity transactions	45,010	(5,988)	(15,117,099)	(22,696,497)	706,750	(1,981,448)	(1,720)	-

Net change in contract owners’ equity	34,106	(488)	(25,038,125)	(10,829,034)	455,510	(1,240,750)	(2,049)	354
Contract owners’ equity beginning of period	55,731	56,219	91,223,789	102,052,823	3,141,089	4,381,839	2,049	1,695

Contract owners’ equity end of period	$89,837	55,731	66,185,664	91,223,789	3,596,599	3,141,089	-	2,049

CHANGES IN UNITS:
Beginning units	7,153	8,052	10,221,217	13,082,723	318,693	545,466	217	217
Units purchased	7,163	28	589,091	956,878	289,015	204,391	82	-
Units redeemed	(1,343)	(927)	(2,322,813)	(3,818,384)	(225,845)	(431,164)	(299)	-

Ending units	12,973	7,153	8,487,495	10,221,217	381,863	318,693	-	217

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$25,015	(15,416)	121,153	(23,647)	68,331	(23,121)	118,383	4,113
Realized gain (loss) on investments	113,735	260,027	679,973	293,238	112,306	(72,225)	289,345	403,070
Change in unrealized gain (loss) on investments	(401,718)	(134,930)	(1,082,853)	387,632	(501,521)	596,301	(424,227)	(84,730)
Reinvested capital gains	40,893	188,921	60,931	-	34,750	204	53,609	125,034

Net increase (decrease) in contract owners’ equity resulting from operations	(222,075)	298,602	(220,796)	657,223	(286,134)	501,159	37,110	447,487

Equity transactions:
Purchase payments received from contract owners (note 3)	165,050	197,959	249,811	215,456	466,686	178,334	177,145	416,266
Transfers between funds	263,006	110,790	336,108	4,834,439	503,122	2,064,489	1,741,381	3,455,185
Redemptions (note 3)	(252,561)	(302,268)	(2,199,408)	(1,370,476)	(1,112,453)	(729,333)	(1,152,381)	(1,237,401)
Annuity benefits	-	-	(5,700)	-	(1,019)	(889)	(30,989)	(25,006)
Contract maintenance charges (note 2)	(595)	(383)	21	(138)	(495)	(171)	(221)	(212)
Contingent deferred sales charges (note 2)	(1,609)	(1,233)	(3,564)	(10,695)	(1,660)	(1,410)	(1,104)	(1,606)
Adjustments to maintain reserves	(46)	(34)	(60)	(41)	(72)	(175)	5,159	4,310

Net equity transactions	173,245	4,831	(1,622,792)	3,668,545	(145,891)	1,510,846	738,990	2,611,536

Net change in contract owners’ equity	(48,830)	303,433	(1,843,588)	4,325,768	(432,025)	2,012,005	776,100	3,059,023
Contract owners’ equity beginning of period	2,674,006	2,370,573	10,310,910	5,985,142	6,034,819	4,022,814	9,293,811	6,234,788

Contract owners’ equity end of period	$2,625,176	2,674,006	8,467,322	10,310,910	5,602,794	6,034,819	10,069,911	9,293,811

CHANGES IN UNITS:
Beginning units	289,171	291,521	962,233	589,939	580,022	418,388	807,699	581,196
Units purchased	87,914	134,326	360,980	672,494	141,247	303,563	768,647	579,372
Units redeemed	(71,057)	(136,676)	(516,816)	(300,200)	(140,021)	(141,929)	(699,350)	(352,869)

Ending units	306,028	289,171	806,397	962,233	581,248	580,022	876,996	807,699

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCMD2		NVCMA2		NVCMC2		NVCBD1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$238,781	(62,698)	93,143	(44,462)	123,682	(9,863)	171,281	130,680
Realized gain (loss) on investments	1,688,917	294,009	498,370	353,810	179,438	557,537	100,750	321,224
Change in unrealized gain (loss) on investments	(2,782,112)	1,497,093	(1,197,270)	511,762	(493,829)	(49,399)	147,169	(113,371)
Reinvested capital gains	125,171	-	78,069	-	52,671	13,578	-	81,541

Net increase (decrease) in contract owners’ equity resulting from operations	(729,243)	1,728,404	(527,688)	821,110	(138,038)	511,853	419,200	420,074

Equity transactions:
Purchase payments received from contract owners (note 3)	843,269	1,516,375	440,375	365,806	409,521	414,056	131,548	305,088
Transfers between funds	1,447,362	7,467,967	743,852	2,315,760	941,343	2,453,693	1,777,925	2,690,069
Redemptions (note 3)	(3,149,311)	(2,919,401)	(1,034,974)	(757,811)	(1,062,366)	(1,051,497)	(1,315,913)	(2,394,549)
Annuity benefits	(60,418)	(78,588)	(78,103)	(74,432)	(5,413)	(4,982)	(16,280)	(14,531)
Contract maintenance charges (note 2)	(1,214)	(860)	(779)	(523)	(248)	(186)	(331)	(486)
Contingent deferred sales charges (note 2)	(3,443)	(1,839)	(3,190)	(1,890)	(290)	(438)	(2,094)	(3,295)
Adjustments to maintain reserves	(25,885)	(730)	(337)	(2,531)	(120)	(2)	(172)	(253)

Net equity transactions	(949,640)	5,982,924	66,844	1,844,379	282,427	1,810,643	574,683	582,043

Net change in contract owners’ equity	(1,678,883)	7,711,328	(460,844)	2,665,489	144,389	2,322,496	993,883	1,002,117
Contract owners’ equity beginning of period	20,622,567	12,911,239	8,217,274	5,551,785	8,478,574	6,156,078	8,231,626	7,229,509

Contract owners’ equity end of period	$18,943,684	20,622,567	7,756,430	8,217,274	8,622,963	8,478,574	9,225,509	8,231,626

CHANGES IN UNITS:
Beginning units	1,912,124	1,273,021	703,800	487,057	798,523	633,405	722,330	669,759
Units purchased	612,929	1,252,700	282,342	479,194	221,089	560,817	380,521	686,476
Units redeemed	(696,074)	(613,597)	(270,406)	(262,451)	(194,691)	(395,699)	(336,556)	(633,905)

Ending units	1,828,979	1,912,124	715,736	703,800	824,921	798,523	766,295	722,330

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVCBD2		NVLCP2		TRF		TRF2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,066	4,669	64,110	55,159	98,786	(70,290)	(5,111)	(8,093)
Realized gain (loss) on investments	9,397	4,039	34,723	203,794	(1,793,123)	(4,115,477)	(50,795)	(60,171)
Change in unrealized gain (loss) on investments	16,006	15,054	127,769	(79,871)	1,400,569	17,958,649	50,543	137,224
Reinvested capital gains	-	7,760	5,090	89,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	33,469	31,522	231,692	268,738	(293,768)	13,772,882	(5,363)	68,960

Equity transactions:
Purchase payments received from contract owners (note 3)	2,004	-	75,389	14,847	1,687,815	2,684,534	-	600
Transfers between funds	125,137	109,708	3,518,902	266,457	(4,051,845)	(325,992)	(31,631)	(61,800)
Redemptions (note 3)	(45,147)	(19,869)	(1,586,209)	(722,306)	(17,967,587)	(19,229,198)	(110,323)	(240,080)
Annuity benefits	-	-	(8,446)	(8,224)	(109,291)	(90,425)	-	-
Contract maintenance charges (note 2)	-	-	(61)	(45)	(7,520)	(8,457)	-	-
Contingent deferred sales charges (note 2)	(205)	-	(874)	(62)	(21,995)	(27,681)	(84)	(70)
Adjustments to maintain reserves	(9)	(10)	(121)	(105)	(1,587)	(14,076)	22	(22)

Net equity transactions	81,780	89,829	1,998,580	(449,439)	(20,472,010)	(17,011,295)	(142,016)	(301,372)

Net change in contract owners’ equity	115,249	121,351	2,230,272	(180,701)	(20,765,778)	(3,238,413)	(147,379)	(232,412)
Contract owners’ equity beginning of period	789,449	668,098	3,788,917	3,969,618	125,379,325	128,617,738	623,121	855,533

Contract owners’ equity end of period	$904,698	789,449	6,019,189	3,788,917	104,613,547	125,379,325	475,742	623,121

CHANGES IN UNITS:
Beginning units	72,196	63,999	307,535	344,564	9,987,008	11,511,657	59,096	90,233
Units purchased	14,839	10,355	435,178	263,446	217,952	923,449	106	329
Units redeemed	(7,656)	(2,158)	(279,652)	(300,475)	(1,832,431)	(2,448,098)	(13,525)	(31,466)

Ending units	79,379	72,196	463,061	307,535	8,372,529	9,987,008	45,677	59,096

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GBF		GBF2		CAF		GVIX8
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,173,929	5,256,010	50,858	73,932	(141,493)	(119,366)	94,456	28,670
Realized gain (loss) on investments	352,878	4,949,691	50,663	44,449	2,718,191	1,693,588	265,374	(453,341)
Change in unrealized gain (loss) on investments	8,528,350	(8,988,636)	201,824	(138,379)	(3,102,540)	3,194,497	(1,395,427)	596,544
Reinvested capital gains	693,023	9,655,851	18,621	301,802	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,748,180	10,872,916	321,966	281,804	(525,842)	4,768,719	(1,035,597)	171,873

Equity transactions:
Purchase payments received from contract owners (note 3)	2,591,277	3,784,154	33,554	91,844	803,860	592,577	58,777	39,542
Transfers between funds	(8,189,791)	(6,455,822)	(273,105)	(162,632)	1,187,579	(701,182)	4,029,646	219,618
Redemptions (note 3)	(43,853,866)	(53,526,215)	(2,174,926)	(2,787,357)	(4,881,868)	(3,513,337)	(738,160)	(378,317)
Annuity benefits	(194,681)	(213,211)	(687)	(696)	(6,611)	(6,461)	(2,050)	(1,984)
Contract maintenance charges (note 2)	(4,658)	(5,562)	-	-	(2,590)	(2,895)	(88)	(121)
Contingent deferred sales charges (note 2)	(36,010)	(64,767)	(844)	(2,903)	(6,673)	(6,149)	(1,047)	(846)
Adjustments to maintain reserves	(1,059)	(26,512)	29	16	(59)	(34)	(80)	(42)

Net equity transactions	(49,688,788)	(56,507,935)	(2,415,979)	(2,861,729)	(2,906,362)	(3,637,481)	3,346,998	(122,150)

Net change in contract owners’ equity	(35,940,608)	(45,635,019)	(2,094,013)	(2,579,925)	(3,432,204)	1,131,238	2,311,401	49,723
Contract owners’ equity beginning of period	255,996,817	301,631,836	7,952,830	10,532,755	30,883,509	29,752,271	3,124,185	3,074,462

Contract owners’ equity end of period	$220,056,209	255,996,817	5,858,817	7,952,830	27,451,305	30,883,509	5,435,586	3,124,185

CHANGES IN UNITS:
Beginning units	15,180,960	18,571,113	626,493	853,076	3,600,445	4,093,988	345,841	362,938
Units purchased	1,774,759	4,156,549	12,481	67,725	637,435	256,602	605,348	97,028
Units redeemed	(4,662,362)	(7,546,702)	(200,553)	(294,308)	(976,593)	(750,145)	(249,289)	(114,125)

Ending units	12,293,357	15,180,960	438,421	626,493	3,261,287	3,600,445	701,900	345,841

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$265,044	209,884	45,715	6,984	9,619	(144)	620,122	632,101
Realized gain (loss) on investments	(4,733,651)	(4,398,101)	77,194	39,309	28,116	16,632	(297,452)	(528,713)
Change in unrealized gain (loss) on investments	2,423,366	10,097,082	(143,231)	233,886	(60,306)	42,983	391,917	2,486,787
Reinvested capital gains	-	-	5,315	7,419	884	1,686	170,870	166,254

Net increase (decrease) in contract owners’ equity resulting from operations	(2,045,241)	5,908,865	(15,007)	287,598	(21,687)	61,157	885,457	2,756,429

Equity transactions:
Purchase payments received from contract owners (note 3)	836,394	1,345,721	39,061	20,233	123,063	62,507	790,348	693,146
Transfers between funds	(957,686)	(2,966,055)	970,111	2,294,762	69,079	276,757	2,673,301	2,750,386
Redemptions (note 3)	(7,443,131)	(6,600,800)	(602,968)	(93,544)	(266,857)	(46,453)	(11,295,447)	(13,802,346)
Annuity benefits	(108,139)	(67,557)	(1,837)	(1,073)	(1,170)	(1,119)	(50,790)	(81,383)
Contract maintenance charges (note 2)	(6,746)	(7,634)	(32)	(2)	(77)	(10)	(1,150)	(1,480)
Contingent deferred sales charges (note 2)	(33,150)	(42,772)	(619)	(1)	(771)	-	(5,142)	(31,184)
Adjustments to maintain reserves	(464)	550	(38)	(487)	(30)	(82)	(12,089)	8,815

Net equity transactions	(7,712,922)	(8,338,547)	403,678	2,219,888	(76,763)	291,600	(7,900,969)	(10,464,046)

Net change in contract owners’ equity	(9,758,163)	(2,429,682)	388,671	2,507,486	(98,450)	352,757	(7,015,512)	(7,707,617)
Contract owners’ equity beginning of period	49,511,482	51,941,164	4,012,310	1,504,824	1,116,422	763,665	55,648,761	63,356,378

Contract owners’ equity end of period	$39,753,319	49,511,482	4,400,981	4,012,310	1,017,972	1,116,422	48,633,249	55,648,761

CHANGES IN UNITS:
Beginning units	3,478,795	4,157,079	317,412	127,959	78,659	61,529	4,288,835	5,109,651
Units purchased	381,283	530,279	119,622	231,565	19,117	65,897	629,719	1,032,488
Units redeemed	(957,216)	(1,208,563)	(87,784)	(42,112)	(24,605)	(48,767)	(1,222,933)	(1,853,304)

Ending units	2,902,862	3,478,795	349,250	317,412	73,171	78,659	3,695,621	4,288,835

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVIDM		GVDMA		GVDMC		MCIF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,335,015	2,275,051	947,943	877,238	838,712	875,377	(410,417)	119,223
Realized gain (loss) on investments	(3,294,147)	(5,364,250)	(3,707,998)	(6,689,409)	(824,243)	(2,434,915)	2,688,764	668,115
Change in unrealized gain (loss) on investments	(1,491,985)	29,044,386	(752,315)	20,329,521	664,581	7,721,154	(7,148,226)	24,964,675
Reinvested capital gains	-	-	-	-	-	-	1,642,981	124,371

Net increase (decrease) in contract owners’ equity resulting from operations	(2,451,117)	25,955,187	(3,512,370)	14,517,350	679,050	6,161,616	(3,226,898)	25,876,384

Equity transactions:
Purchase payments received from contract owners (note3)	4,024,944	6,189,021	2,966,386	3,372,128	1,404,366	2,746,268	1,667,097	1,747,583
Transfers between funds	(5,112,383)	(6,674,460)	(4,665,571)	(3,347,695)	(1,358,547)	(1,303,103)	(2,965,487)	(4,952,259)
Redemptions (note 3)	(51,647,320)	(60,863,833)	(26,147,181)	(29,224,210)	(14,622,261)	(24,105,332)	(20,408,359)	(21,847,242)
Annuity benefits	(682,497)	(679,775)	(321,957)	(340,024)	(137,565)	(141,521)	(88,087)	(78,073)
Contract maintenance charges (note 2)	(11,936)	(13,622)	(15,337)	(16,360)	(3,656)	(3,902)	(2,853)	(3,095)
Contingent deferred sales charges (note 2)	(76,500)	(98,793)	(68,227)	(100,196)	(17,982)	(37,276)	(26,954)	(36,822)
Adjustments to maintain reserves	(7,139)	(28)	(3,252)	3,965	(116)	(1,128)	6,158	5,868

Net equity transactions	(53,512,831)	(62,141,490)	(28,255,139)	(29,652,392)	(14,735,761)	(22,845,994)	(21,818,485)	(25,164,039)

Net change in contract owners’ equity	(55,963,948)	(36,186,303)	(31,767,509)	(15,135,042)	(14,056,711)	(16,684,378)	(25,045,383)	712,345
Contract owners’ equity beginning of period	280,084,230	316,270,533	138,928,337	154,063,379	83,739,479	100,423,857	122,180,533	121,468,188

Contract owners’ equity end of period	$224,120,282	280,084,230	107,160,828	138,928,337	69,682,768	83,739,479	97,135,150	122,180,533

CHANGES IN UNITS:
Beginning units	19,697,426	24,580,501	9,585,870	11,933,118	6,041,482	7,849,777	4,548,842	5,661,511
Units purchased	823,638	2,680,321	446,203	1,564,260	389,239	1,007,203	476,348	570,629
Units redeemed	(4,651,786)	(7,563,396)	(2,441,840)	(3,911,508)	(1,460,537)	(2,815,498)	(1,277,025)	(1,683,298)

Ending units	15,869,278	19,697,426	7,590,233	9,585,870	4,970,184	6,041,482	3,748,165	4,548,842

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SAM		NVMIG1		NVMIG3		GVDIV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(3,169,884)	(3,967,836)	32	(28)	109,834	(249,869)	7	20
Realized gain (loss) on investments	-	-	161	(970)	2,423,101	2,081,973	(102)	(110)
Change in unrealized gain (loss) on investments	-	-	(1,537)	1,747	(8,536,436)	5,856,229	(337)	198
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,169,884)	(3,967,836)	(1,344)	749	(6,003,501)	7,688,333	(432)	108

Equity transactions:
Purchase payments received from contract owners (note 3)	28,696,584	30,568,583	-	-	695,453	921,875	-	-
Transfers between funds	117,178,111	54,146,452	(416)	1,928	(1,738,541)	(4,795,227)	-	-
Redemptions (note 3)	(165,913,105)	(194,917,158)	-	-	(8,973,473)	(11,118,397)	14	12
Annuity benefits	(498,899)	(465,152)	-	-	(10,412)	(10,093)	(212)	(218)
Contract maintenance charges (note 2)	(4,366)	(5,431)	-	-	(1,580)	(2,014)	-	-
Contingent deferred sales charges (note 2)	(106,162)	(153,731)	-	-	(11,016)	(17,269)	-	-
Adjustments to maintain reserves	(10,419)	(32,631)	(2)	1	(474)	2,958	-	0

Net equity transactions	(20,658,256)	(110,859,069)	(418)	1,929	(10,040,043)	(15,018,166)	(198)	(206)

Net change in contract owners’ equity	(23,828,140)	(114,826,905)	(1,762)	2,678	(16,043,544)	(7,329,833)	(630)	(98)
Contract owners’ equity beginning of period	282,412,346	397,239,251	13,636	10,958	67,152,800	74,482,633	2,620	2,718

Contract owners’ equity end of period	$258,584,206	282,412,346	11,874	13,636	51,109,256	67,152,800	1,990	2,620

CHANGES IN UNITS:
Beginning units	22,936,653	31,981,566	896	813	7,207,413	9,022,689	212	230
Units purchased	26,242,335	23,226,328	96	827	283,029	494,833	1	1
Units redeemed	(27,943,456)	(32,271,241)	(122)	(744)	(1,372,218)	(2,310,109)	(18)	(19)

Ending units	21,235,532	22,936,653	870	896	6,118,224	7,207,413	195	212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVDIV3		GVDIV6		NVMLG1		NVMLG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$74,678	143,054	222	1,061	(315,475)	(255,676)	(12,585)	(17,717)
Realized gain (loss) on investments	(3,387,382)	(3,812,622)	(98,123)	(315,994)	634,688	1,206,613	73,672	43,222
Change in unrealized gain (loss) on investments	1,221,761	4,243,150	(386)	328,212	(1,250,747)	668,604	(83,249)	41,508
Reinvested capital gains	-	-	-	-	-	1,118,211	-	39,440

Net increase (decrease) in contract owners’ equity resulting from operations	(2,090,943)	573,582	(98,287)	13,279	(931,534)	2,737,752	(22,162)	106,453

Equity transactions:
Purchase payments received from contract owners (note 3)	287,589	177,737	1,267	15,949	355,935	381,675	(18,101)	20,161
Transfers between funds	(830,746)	(1,482,147)	(1,522)	(28,201)	(1,620,023)	22,374,986	(149,711)	(167,564)
Redemptions (note 3)	(2,397,421)	(2,335,441)	(87,233)	(276,285)	(5,175,353)	(4,326,362)	(157,116)	(172,399)
Annuity benefits	-	-	(12,241)	(11,848)	(34,584)	(24,493)	(603)	(410)
Contract maintenance charges (note 2)	(593)	(692)	-	3	(1,417)	(1,312)	-	-
Contingent deferred sales charges (note 2)	(3,430)	(3,981)	(142)	(379)	(8,064)	(12,356)	-	(33)
Adjustments to maintain reserves	(115)	892	(24)	85	(6,862)	(10,064)	(23)	479

Net equity transactions	(2,944,716)	(3,643,632)	(99,895)	(300,676)	(6,490,368)	18,382,074	(325,554)	(319,767)

Net change in contract owners’ equity	(5,035,659)	(3,070,050)	(198,182)	(287,397)	(7,421,902)	21,119,826	(347,716)	(213,314)
Contract owners’ equity beginning of period	14,505,612	17,575,662	638,997	926,394	30,275,698	9,155,872	887,996	1,101,310

Contract owners’ equity end of period	$9,469,953	14,505,612	440,815	638,997	22,853,796	30,275,698	540,280	887,996

CHANGES IN UNITS:
Beginning units	905,151	1,150,634	39,415	67,302	3,235,185	1,116,209	97,408	138,048
Units purchased	76,046	116,963	1,054	6,945	398,659	3,481,033	435	1,661
Units redeemed	(268,459)	(362,446)	(7,890)	(34,832)	(1,094,917)	(1,362,057)	(35,582)	(42,301)

Ending units	712,738	905,151	32,579	39,415	2,538,927	3,235,185	62,261	97,408

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,632)	(26,704)	(30,113)	(50,722)	(1,096,454)	(1,152,256)	(88,355)	(92,638)
Realized gain (loss) on investments	(86,987)	(205,887)	182,814	163,146	7,617,033	5,261,698	685,093	257,437
Change in unrealized gain (loss) on investments	(894,703)	130,707	(543,243)	132,358	(11,580,475)	19,775,865	(957,891)	1,462,680
Reinvested capital gains	282,809	348,076	118,986	207,149	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(706,513)	246,192	(271,556)	451,931	(5,059,896)	23,885,307	(361,153)	1,627,479

Equity transactions:
Purchase payments received from contract owners (note 3)	191,886	100,366	8,550	60,112	1,609,747	1,918,724	113,576	111,284
Transfers between funds	(136,524)	11,324,576	(515,390)	(444,967)	(5,413,692)	(5,160,556)	(1,260,854)	(407,884)
Redemptions (note 3)	(1,744,115)	(1,417,191)	(558,297)	(898,416)	(18,166,884)	(16,017,711)	(664,660)	(831,937)
Annuity benefits	(534)	(336)	(6,468)	(8,507)	(71,854)	(65,043)	-	-
Contract maintenance charges (note 2)	(229)	(70)	(20)	(26)	(3,417)	(3,826)	-	-
Contingent deferred sales charges (note 2)	(2,000)	(886)	(268)	(1,890)	(27,643)	(28,692)	-	-
Adjustments to maintain reserves	(542)	480	(134)	539	(600)	4,206	(80)	1,132

Net equity transactions	(1,692,058)	10,006,939	(1,072,027)	(1,293,155)	(22,074,343)	(19,352,899)	(1,812,018)	(1,127,405)

Net change in contract owners’ equity	(2,398,571)	10,253,131	(1,343,583)	(841,224)	(27,134,239)	4,532,408	(2,173,171)	500,074
Contract owners’ equity beginning of period	10,253,131	-	4,658,981	5,500,205	112,279,353	107,746,945	8,045,704	7,545,630

Contract owners’ equity end of period	$7,854,560	10,253,131	3,315,398	4,658,981	85,145,114	112,279,353	5,872,533	8,045,704

CHANGES IN UNITS:
Beginning units	978,492	-	510,297	671,187	11,324,227	13,643,300	828,610	970,197
Units purchased	233,184	1,317,023	4,979	70,763	566,102	909,181	44,535	61,705
Units redeemed	(405,657)	(338,531)	(124,961)	(231,653)	(2,833,021)	(3,228,254)	(231,839)	(203,292)

Ending units	806,019	978,492	390,315	510,297	9,057,308	11,324,227	641,306	828,610

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVMMV2		SCGF		SCGF2		SCVF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(245,423)	95,347	(312,143)	(301,985)	(8,626)	(9,617)	(715,822)	(609,409)
Realized gain (loss) on investments	3,359,910	2,955,674	(985,030)	(1,319,049)	(2,753)	(5,150)	(3,384,670)	(9,908,916)
Change in unrealized gain (loss) on investments	(5,489,242)	6,142,025	767,695	7,327,167	2,368	118,205	(2,265,549)	36,677,316
Reinvested capital gains	274,952	3,384,013	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,0 99,803)	12,577,059	(529,478)	5,706,133	(9,011)	103,438	(6,366,041)	26,158,991

Equity transactions:
Purchase payments received from contract owners (note 3)	8 34,915	1,112,267	459,657	525,121	853	40,677	1,427,244	1,837,780
Transfers between funds	(2,655,023)	(5,140,546)	(1,143,829)	537,786	(25,760)	11,475	(4,543,260)	(5,510,180)
Redemptions (note 3)	(11,658,201)	(14,112,991)	(5,080,333)	(4,500,541)	(99,481)	(242,049)	(19,543,830)	(20,079,069)
Annuity benefits	(20,566)	(18,824)	(8,498)	(9,546)	(32)	(28)	(46,368)	(48,647)
Contract maintenance charges (note 2)	(1,500)	(1,836)	(970)	(970)	-	-	(3,284)	(3,175)
Contingent deferred sales charges (note 2)	(16,009)	(21,522)	(6,668)	(6,395)	(63)	(83)	(26,769)	(30,708)
Adjustments to maintain reserves	(302)	2,562	(688)	1,115	(42)	129	584	6,726

Net equity transactions	(13,516,686)	(18,180,890)	(5,781,329)	(3,453,429)	(124,525)	(189,879)	(22,735,683)	(23,827,274)

Net change in contract owners’ equity	(15,616,489)	(5,603,831)	(6,310,807)	2,252,704	(133,536)	(86,441)	(29,101,724)	2,331,717
Contract owners’ equity beginning of period	75,774,592	81,378,423	30,082,017	27,829,313	508,162	594,603	122,873,432	120,541,715

Contract owners’ equity end of period	$60,158,103	75,774,592	23,771,210	30,082,017	374,626	508,162	93,771,708	122,873,432

CHANGES IN UNITS:
Beginning units	7,386,826	9,387,443	2,093,550	2,405,794	52,561	75,333	4,308,309	5,299,089
Units purchased	311,157	521,586	423,172	304,958	2,044	8,273	164,509	404,505
Units redeemed	(1,625,203)	(2,522,203)	(832,823)	(617,202)	(14,727)	(31,045)	(971,280)	(1,395,285)

Ending units	6,072,780	7,386,826	1,683,899	2,093,550	39,878	52,561	3,501,538	4,308,309

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SCVF2		SCF		SCF2		MSBF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(15,315)	(17,392)	(620,048)	(982,254)	(28,847)	(49,211)	2,026,721	3,800,350
Realized gain (loss) on investments	(84,476)	(210,338)	(7,073,506)	(14,481,957)	(310,641)	(435,338)	888,970	(3,154,503)
Change in unrealized gain (loss) on investments	35,117	482,568	637,574	40,966,066	206,915	1,030,722	(43,706)	6,246,020
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(64,674)	254,838	(7,055,980)	25,501,855	(132,573)	546,173	2,871,985	6,891,867

Equity transactions:
Purchase payments received from contract owners (note 3)	2,877	18,027	1,315,658	1,747,711	6,127	30,524	954,086	877,761
Transfers between funds	(192,117)	47,389	(5,913,682)	(7,532,828)	(56,810)	(113,999)	(1,618,783)	(2,492,534)
Redemptions (note 3)	(190,594)	(371,757)	(18,153,976)	(20,789,293)	(805,481)	(680,848)	(11,781,456)	(15,912,675)
Annuity benefits	(87)	(81)	(58,675)	(54,923)	-	-	(32,119)	(36,117)
Contract maintenance charges (note 2)	-	-	(3,215)	(3,265)	-	-	(641)	(769)
Contingent deferred sales charges (note 2)	(168)	(130)	(25,414)	(28,046)	(346)	(186)	(12,235)	(12,191)
Adjustments to maintain reserves	(26)	260	146	11,456	18	(54)	3,782	(279)

Net equity transactions	(380,115)	(306,292)	(22,839,158)	(26,649,188)	(856,492)	(764,564)	(12,487,366)	(17,576,804)

Net change in contract owners’ equity	(444,789)	(51,454)	(29,895,138)	(1,147,333)	(989,065)	(218,391)	(9,615,381)	(10,684,937)
Contract owners’ equity beginning of period	1,285,091	1,336,545	124,902,834	126,050,167	2,679,638	2,898,029	70,392,158	81,077,095

Contract owners’ equity end of period	$840,302	1,285,091	95,007,696	124,902,834	1,690,573	2,679,638	60,776,777	70,392,158

CHANGES IN UNITS:
Beginning units	95,306	123,050	4,900,621	6,145,117	180,903	239,791	4,263,225	5,382,701
Units purchased	2,327	20,872	150,134	279,565	7,376	6,640	660,832	773,497
Units redeemed	(30,521)	(48,616)	(1,067,592)	(1,524,061)	(65,246)	(65,528)	(1,394,157)	(1,892,973)

Ending units	67,112	95,306	3,983,163	4,900,621	123,033	180,903	3,529,900	4,263,225

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVSTB2		NVOLG1		NVOLG2		NVTIV3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$53,424	28,580	(1,964,559)	(315,593)	(157,708)	(13,974)	61,610	32,413
Realized gain (loss) on investments	63,521	39,677	1,310,954	3,352	52,173	7,683	112,098	486,042
Change in unrealized gain (loss) on investments	(71,371)	152,590	(13,123,827)	1,595,745	(327,551)	41,915	(705,320)	(877,268)
Reinvested capital gains	-	29,857	1,506,699	142,197	38,300	3,683	3,935	536,722

Net increase (decrease) in contract owners’ equity resulting from operations	45,574	250,704	(12,270,733)	1,425,701	(394,786)	39,307	(527,677)	177,909

Equity transactions:
Purchase payments received from contract owners (note 3)	77,210	298,114	6,197,485	784,417	26,774	144,922	153,471	186,591
Transfers between funds	(2,352,960)	(2,043,408)	(39,340,123)	503,227,250	(964,564)	13,169,143	252,644	(1,504,029)
Redemptions (note 3)	(2,704,368)	(4,234,794)	(77,721,255)	(6,877,641)	(2,181,441)	(384,477)	(560,553)	(882,523)
Annuity benefits	(49,821)	(52,052)	(372,805)	(21,200)	(7,164)	(44)	-	-
Contract maintenance charges (note 2)	(135)	(137)	(14,688)	(919)	-	-	(630)	(884)
Contingent deferred sales charges (note 2)	(1,718)	(2,788)	(91,327)	(10,115)	(1,013)	-	(1,977)	(5,815)
Adjustments to maintain reserves	(228)	(251)	3,092	(41,058)	130	(93,181)	(48)	62

Net equity transactions	(5,032,020)	(6,035,316)	(111,339,621)	497,060,734	(3,127,278)	12,836,363	(157,093)	(2,206,599)

Net change in contract owners’ equity	(4,986,446)	(5,784,612)	(123,610,354)	498,486,435	(3,522,064)	12,875,670	(684,770)	(2,028,690)
Contract owners’ equity beginning of period	16,059,808	21,844,420	499,959,710	1,473,275	12,888,319	12,649	3,825,427	5,854,117

Contract owners’ equity end of period	$11,073,362	16,059,808	376,349,356	499,959,710	9,366,255	12,888,319	3,140,657	3,825,427

CHANGES IN UNITS:
Beginning units	1,469,186	2,035,595	35,443,657	103,250	934,222	983	281,143	452,463
Units purchased	422,215	356,966	896,751	36,704,839	8,761	965,172	115,920	93,255
Units redeemed	(892,752)	(923,375)	(8,779,148)	(1,364,432)	(234,775)	(31,933)	(130,680)	(264,575)

Ending units	998,649	1,469,186	27,561,260	35,443,657	708,208	934,222	266,383	281,143

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	EIF		NVRE1		ALVGIB		ALVPGB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$37,080	94,843	(254,250)	757,013	(9,806)	(27,989)	(24,010)	(25,029)
Realized gain (loss) on investments	1,737,840	(804,439)	6,371,540	6,326,928	(93,990)	(169,440)	43,051	81,174
Change in unrealized gain (loss) on investments	(2,512,355)	4,346,272	(1,385,093)	10,699,688	169,396	349,649	(85,395)	57,337
Reinvested capital gains	-	-	398,333	8,019,861	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(737,435)	3,636,676	5,130,530	25,803,490	65,600	152,220	(66,354)	113,482

Equity transactions:
Purchase payments received from contract owners (note 3)	373,266	416,056	1,274,330	1,507,534	-	30,499	3,762	7,558
Transfers between funds	684,950	(1,274,946)	(1,248,985)	(3,298,660)	(50,391)	34,087	(130,400)	(61,100)
Redemptions (note 3)	(5,002,889)	(5,439,290)	(17,107,749)	(18,180,312)	(179,669)	(405,101)	(366,022)	(463,820)
Annuity benefits	(37,476)	(36,153)	(43,355)	(42,365)	-	-	-	-
Contract maintenance charges (note 2)	(1,145)	(1,397)	(2,967)	(3,288)	-	-	-	-
Contingent deferred sales charges (note 2)	(6,263)	(11,309)	(25,603)	(30,265)	-	(46)	(49)	(2)
Adjustments to maintain reserves	(1,703)	3,626	(860)	9,466	(43)	(45)	(60)	(36)

Net equity transactions	(3,991,260)	(6,343,413)	(17,155,189)	(20,037,890)	(230,103)	(340,606)	(492,769)	(517,400)

Net change in contract owners’ equity	(4,728,695)	(2,706,737)	(12,024,659)	5,765,600	(164,503)	(188,386)	(559,123)	(403,918)
Contract owners’ equity beginning of period	27,448,851	30,155,588	105,360,473	99,594,873	1,448,373	1,636,759	1,608,213	2,012,131

Contract owners’ equity end of period	$22,720,156	27,448,851	93,335,814	105,360,473	1,283,870	1,448,373	1,049,090	1,608,213

CHANGES IN UNITS:
Beginning units	2,221,826	2,805,689	11,210,732	13,652,000	139,314	174,315	151,328	204,515
Units purchased	405,612	319,972	1,053,802	2,138,368	3,378	7,491	1,759	7,165
Units redeemed	(705,538)	(903,835)	(2,841,850)	(4,579,636)	(23,847)	(42,492)	(48,332)	(60,352)

Ending units	1,921,900	2,221,826	9,422,684	11,210,732	118,845	139,314	104,755	151,328

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ALVSVB		ACVIG		ACVIG2		ACVIP2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(112,991)	(113,166)	257,200	250,638	(7,967)	(10,180)	1,877,992	363,675
Realized gain (loss) on investments	313,846	1,627,372	(383,192)	(1,500,432)	(56,407)	(60,331)	817,750	430,039
Change in unrealized gain (loss) on investments	(1,299,380)	(42,881)	1,468,022	9,073,806	89,283	232,364	2,995,849	1,833,868
Reinvested capital gains	-	-	-	-	-	-	770,397	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,098,525)	1,471,325	1,342,030	7,824,012	24,909	161,853	6,461,988	2,627,582

Equity transactions:
Purchase payments received from contract owners (note 3)	134,518	413,404	923,946	1,079,139	675	956	1,159,003	1,367,541
Transfers between funds	30,964	2,092,442	(1,629,248)	(2,552,379)	(128,985)	17,163	11,720,137	3,711,324
Redemptions (note 3)	(1,571,546)	(1,649,000)	(10,540,728)	(11,337,777)	(335,113)	(260,961)	(12,191,461)	(11,601,803)
Annuity benefits	(36,212)	(33,065)	(25,290)	(25,688)	(381)	(355)	(140,570)	(138,370)
Contract maintenance charges (note 2)	(46)	(51)	(1,754)	(2,009)	-	-	(945)	(572)
Contingent deferred sales charges (note 2)	(1,049)	(2,547)	(12,699)	(13,967)	(241)	(249)	(13,812)	(14,110)
Adjustments to maintain reserves	(491)	6,275	125	1,382	42	52	(1,410)	15,755

Net equity transactions	(1,443,862)	827,459	(11,285,648)	(12,851,300)	(464,003)	(243,394)	530,942	(6,660,235)

Net change in contract owners’ equity	(2,542,387)	2,298,784	(9,943,618)	(5,027,288)	(439,094)	(81,541)	6,992,930	(4,032,653)
Contract owners’ equity beginning of period	10,316,142	8,017,358	65,910,418	70,937,706	1,511,957	1,593,498	65,932,440	69,965,093

Contract owners’ equity end of period	$7,773,755	10,316,142	55,966,800	65,910,418	1,072,863	1,511,957	72,925,370	65,932,440

CHANGES IN UNITS:
Beginning units	751,905	714,580	4,808,008	5,855,561	139,202	163,644	4,962,733	5,478,989
Units purchased	313,422	1,273,259	204,792	275,300	1,673	5,259	2,096,334	1,402,286
Units redeemed	(434,503)	(1,235,934)	(1,011,165)	(1,322,853)	(43,362)	(29,701)	(2,081,208)	(1,918,542)

Ending units	630,824	751,905	4,001,635	4,808,008	97,513	139,202	4,977,859	4,962,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVI		ACVI3		ACVMV1		ACVMV2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$5,225	18,876	(421)	907	29,066	112,302	(2,933)	1,730
Realized gain (loss) on investments	170,437	89,442	4,662	3,455	1,084,722	628,565	(5,987)	(10,687)
Change in unrealized gain (loss) on investments	(413,572)	149,839	(23,951)	11,279	(1,663,985)	828,738	(19,760)	88,017
Reinvested capital gains	-	-	-	-	306,319	-	14,005	-

Net increase (decrease) in contract owners’ equity resulting from operations	(237,910)	258,157	(19,710)	15,641	(243,878)	1,569,605	(14,675)	79,060

Equity transactions:
Purchase payments received from contract owners (note 3)	251,891	227,972	2,517	1,317	304,285	264,638	(1)	54,972
Transfers between funds	(125,582)	414,611	2,632	(9,551)	2,072,247	(94,656)	(11,582)	37,626
Redemptions (note 3)	(446,565)	(570,723)	(19,268)	(5,421)	(1,808,930)	(1,847,730)	(14,583)	(15,608)
Annuity benefits	(2,381)	(2,972)	(631)	(591)	-	-	(41,451)	(38,685)
Contract maintenance charges (note 2)	-	-	(17)	(23)	(400)	(395)	-	29
Contingent deferred sales charges (note 2)	(1,689)	(2,599)	(12)	-	(2,362)	(2,536)	(230)	(59)
Adjustments to maintain reserves	(303)	312	94	81	409	(280)	(7)	110

Net equity transactions	(324,629)	66,601	(14,685)	(14,187)	565,249	(1,680,960)	(67,854)	38,385

Net change in contract owners’ equity	(562,539)	324,758	(34,395)	1,454	321,371	(111,355)	(82,529)	117,445
Contract owners’ equity beginning of period	2,142,316	1,817,558	154,112	152,658	11,085,155	11,196,510	543,686	426,241

Contract owners’ equity end of period	$1,579,777	2,142,316	119,717	154,112	11,406,526	11,085,155	461,157	543,686

CHANGES IN UNITS:
Beginning units	131,890	125,256	10,476	11,571	914,061	1,084,995	38,845	35,520
Units purchased	15,186	35,942	1,379	1,166	481,355	491,391	469	7,663
Units redeemed	(35,206)	(29,308)	(2,453)	(2,261)	(436,718)	(662,325)	(5,452)	(4,338)

Ending units	111,870	131,890	9,402	10,476	958,698	914,061	33,862	38,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACVU1		ACVV		ACVV2		DVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(4,264)	(971)	20,217	752,716	-	(11,739)	(125,533)	(132,263)
Realized gain (loss) on investments	2,350	5,845	(98,591)	(40,368,903)	-	(941,497)	2,728,537	(590,013)
Change in unrealized gain (loss) on investments	603	12,279	69,265	54,692,187	-	1,268,133	(2,794,290)	6,113,604
Reinvested capital gains	-	-	-	-	-	-	64,997	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,311)	17,153	(9,109)	15,076,000	-	314,897	(126,289)	5,391,328

Equity transactions:
Purchase payments received from contract owners (note 3)	-	(1,593)	283,489	2,276,199	-	23,700	389,510	385,397
Transfers between funds	-	216,415	51,653	(166,200,809)	-	(3,666,891)	1,197,689	(2,956,421)
Redemptions (note 3)	(9,173)	(13,969)	(519,359)	(27,965,135)	-	(778,793)	(4,103,472)	(4,509,403)
Annuity benefits	-	-	-	(69,020)	-	-	(43,337)	(46,739)
Contract maintenance charges (note 2)	-	-	-	(3,986)	-	-	(1,123)	(1,403)
Contingent deferred sales charges (note 2)	-	7	(2,185)	(40,006)	-	(416)	(8,800)	(8,890)
Adjustments to maintain reserves	-	1	6,858	(6,020)	-	14	(604)	(2,420)

Net equity transactions	(9,173)	200,861	(179,544)	(192,008,777)	-	(4,422,386)	(2,570,137)	(7,139,880)

Net change in contract owners’ equity	(10,484)	218,014	(188,653)	(176,932,777)	-	(4,107,489)	(2,696,426)	(1,748,552)
Contract owners’ equity beginning of period	245,981	27,967	2,328,400	179,261,177	-	4,107,489	27,061,657	28,810,209

Contract owners’ equity end of period	$235,497	245,981	2,139,747	2,328,400	-	-	24,365,231	27,061,657

CHANGES IN UNITS:
Beginning units	23,615	3,041	117,661	10,383,543	-	358,036	1,716,152	2,276,941
Units purchased	-	22,418	9,426	541,204	-	13,643	460,476	895,658
Units redeemed	(848)	(1,844)	(18,729)	(10,807,086)	-	(371,679)	(617,394)	(1,456,447)

Ending units	22,767	23,615	108,358	117,661	-	-	1,559,234	1,716,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	DCAP		DCAPS		DSC		DVIV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$342,974	608,923	(3,693)	3,143	(561)	(341)	1,033	1,915
Realized gain (loss) on investments	85,675	(1,187,204)	(16,797)	(23,319)	9,281	(64,814)	(9,243)	(59,593)
Change in unrealized gain (loss) on investments	4,286,498	7,903,281	123,769	216,900	(17,463)	93,355	(12,247)	59,025
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,715,147	7,325,000	103,279	196,724	(8,743)	28,200	(20,457)	1,347

Equity transactions:
Purchase payments received from contract owners (note 3)	1,166,023	1,044,411	11,181	23,451	1,527	1,538	-	52
Transfers between funds	8,106,920	2,389,306	59,391	2,186	(4,078)	(48,228)	-	-
Redemptions (note 3)	(10,539,930)	(8,524,120)	(422,935)	(365,825)	(35,309)	(46,431)	(13,843)	(141,182)
Annuity benefits	(49,836)	(47,863)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,333)	(1,421)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(13,194)	(14,917)	(140)	(442)	(15)	-	-	(16)
Adjustments to maintain reserves	(1,032)	2,790	(91)	33	(22)	(33)	(6)	101

Net equity transactions	(1,332,382)	(5,151,814)	(352,594)	(340,596)	(37,897)	(93,154)	(13,849)	(141,045)

Net change in contract owners’ equity	3,382,765	2,173,186	(249,315)	(143,872)	(46,640)	(64,954)	(34,306)	(139,698)
Contract owners’ equity beginning of period	60,613,944	58,440,758	1,621,785	1,765,657	92,805	157,759	117,319	257,017

Contract owners’ equity end of period	$63,996,709	60,613,944	1,372,470	1,621,785	46,165	92,805	83,013	117,319

CHANGES IN UNITS:
Beginning units	3,905,064	4,306,442	139,376	170,902	8,165	17,873	7,345	16,864
Units purchased	955,974	559,236	24,296	5,043	3,109	1,894	-	3
Units redeemed	(1,038,406)	(960,614)	(52,668)	(36,569)	(6,500)	(11,602)	(893)	(9,522)

Ending units	3,822,632	3,905,064	111,004	139,376	4,774	8,165	6,452	7,345

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FCA2S		FHIBS		FQB		FQBS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,839)	(7,571)	164,554	211,859	5,358,032	5,949,717	172,771	205,478
Realized gain (loss) on investments	17,114	39,295	3,592	(185,299)	(374,374)	(1,515,432)	47,082	(57,150)
Change in unrealized gain (loss) on investments	(48,939)	23,346	(88,808)	314,327	(3,322,361)	6,203,379	(197,055)	257,906
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(39,664)	55,070	79,338	340,887	1,661,297	10,637,664	22,798	406,234

Equity transactions:
Purchase payments received from contract owners (note 3)	675	776	6,333	21,309	1,238,389	1,859,344	3,834	42,563
Transfers between funds	(5,072)	157,657	174,040	149,801	(2,740,212)	(665,029)	170,113	331,812
Redemptions (note 3)	(66,878)	(171,031)	(586,768)	(1,536,207)	(23,850,354)	(30,503,747)	(1,442,566)	(1,661,455)
Annuity benefits	-	-	(197)	(188)	(75,309)	(84,186)	(707)	(711)
Contract maintenance charges (note 2)	-	-	-	-	(1,559)	(1,744)	-	-
Contingent deferred sales charges (note 2)	-	(123)	(709)	(642)	(21,429)	(44,706)	(307)	(729)
Adjustments to maintain reserves	(9)	(19)	(93)	(10)	(668)	(1,032)	31	36

Net equity transactions	(71,284)	(12,740)	(407,394)	(1,365,937)	(25,451,142)	(29,441,100)	(1,269,602)	(1,288,484)

Net change in contract owners’ equity	(110,948)	42,330	(328,056)	(1,025,050)	(23,789,845)	(18,803,436)	(1,246,804)	(882,250)
Contract owners’ equity beginning of period	607,510	565,180	2,571,111	3,596,161	137,086,113	155,889,549	5,793,423	6,675,673

Contract owners’ equity end of period	$496,562	607,510	2,243,055	2,571,111	113,296,268	137,086,113	4,546,619	5,793,423

CHANGES IN UNITS:
Beginning units	56,848	58,283	154,353	242,434	8,254,166	10,095,439	439,803	538,177
Units purchased	217	20,823	19,131	25,470	434,428	1,229,240	22,351	63,893
Units redeemed	(6,966)	(22,258)	(42,267)	(113,551)	(1,942,042)	(3,070,513)	(116,334)	(162,267)

Ending units	50,099	56,848	131,217	154,353	6,746,552	8,254,166	345,820	439,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FC2		FVSS2		FCS		FNRS2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(175,566)	(10,661)	(17,794)	(28,580)	(3,557,943)	(107,199)	(186,296)
Realized gain (loss) on investments	-	(2,399,028)	(74,130)	(222,251)	(48,752)	(67,722,185)	149,367	(4,634,838)
Change in unrealized gain (loss) on investments	-	3,800,265	(4,746)	466,766	(345,175)	118,538,242	(2,095,750)	8,440,692
Reinvested capital gains	-	4	-	-	-	5,574	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	1,225,675	(89,537)	226,721	(422,507)	47,263,688	(2,053,582)	3,619,558

Equity transactions:
Purchase payments received from contract owners (note 3)	-	291,114	7,326	75,562	1,490,643	6,419,426	892,351	814,630
Transfers between funds	-	(10,375,269)	(71,052)	(113,277)	(112,961)	(377,376,752)	706,885	655,691
Redemptions (note 3)	-	(2,694,188)	(153,561)	(321,579)	(3,123,499)	(55,450,687)	(4,080,751)	(4,214,833)
Annuity benefits	-	(6,118)	-	-	5	(224,360)	(18,867)	(13,592)
Contract maintenance charges (note 2)	-	-	-	-	(18)	(11,048)	(1,034)	(1,035)
Contingent deferred sales charges (note 2)	-	(2,312)	(23)	(369)	(15,503)	(96,170)	(7,273)	(9,060)
Adjustments to maintain reserves	-	(9,030)	(65)	46	3,634	794	(1,639)	5,112

Net equity transactions	-	(12,795,802)	(217,375)	(359,617)	(1,757,699)	(426,738,797)	(2,510,328)	(2,763,087)

Net change in contract owners’ equity	-	(11,570,127)	(306,912)	(132,896)	(2,180,206)	(379,475,109)	(4,563,910)	856,471
Contract owners’ equity beginning of period	-	11,570,127	1,076,207	1,209,103	13,368,788	392,843,897	27,078,881	26,222,410

Contract owners’ equity end of period	$-	-	769,295	1,076,207	11,188,582	13,368,788	22,514,971	27,078,881

CHANGES IN UNITS:
Beginning units	-	871,508	76,877	107,421	627,694	21,380,872	2,554,064	2,882,823
Units purchased	-	45,160	2,384	10,945	34,215	1,403,770	1,124,827	1,012,466
Units redeemed	-	(916,668)	(17,749)	(41,489)	(116,575)	(22,156,948)	(1,415,809)	(1,341,225)

Ending units	-	-	61,512	76,877	545,334	627,694	2,263,082	2,554,064

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FEIS		FEI2		FF10S		FF10S2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,746,479	1,336,156	14,618	(22,950)	102,254	83,915	(191)	(17)
Realized gain (loss) on investments	(10,102,212)	(13,265,659)	(480,890)	(577,910)	(1,073)	(334,601)	482	(1,204)
Change in unrealized gain (loss) on investments	7,362,541	44,718,030	435,445	1,397,027	(329,188)	1,076,956	(1,912)	6,728
Reinvested capital gains	-	-	-	-	53,279	164,953	298	1,215

Net increase (decrease) in contract owners’ equity resulting from operations	6,808	32,788,527	(30,827)	796,167	(174,728)	991,223	(1,323)	6,722

Equity transactions:
Purchase payments received from contract owners (note 3)	3,068,096	3,833,709	9,148	89,382	94,913	282,750	-	43,594
Transfers between funds	(6,559,943)	(12,455,202)	(234,502)	(47,076)	2,595,734	1,598,798	-	-
Redemptions (note 3)	(39,639,507)	(43,988,595)	(1,422,519)	(1,669,047)	(1,575,444)	(1,767,128)	(2,836)	(3,997)
Annuity benefits	(158,222)	(148,728)	-	-	(8,393)	(7,933)	(5,798)	(6,173)
Contract maintenance charges (note 2)	(4,244)	(4,753)	-	-	(109)	(85)	-	(2)
Contingent deferred sales charges (note 2)	(43,717)	(52,257)	(1,330)	(589)	(2,753)	(844)	-	-
Adjustments to maintain reserves	779	16,293	42	150	(180)	1,532	-	6

Net equity transactions	(43,336,758)	(52,799,533)	(1,649,161)	(1,627,180)	1,103,768	107,090	(8,634)	33,427

Net change in contract owners’ equity	(43,329,950)	(20,011,006)	(1,679,988)	(831,013)	929,040	1,098,313	(9,957)	40,149
Contract owners’ equity beginning of period	259,168,211	279,179,217	6,746,388	7,577,401	9,419,441	8,321,128	65,998	25,849

Contract owners’ equity end of period	$215,838,261	259,168,211	5,066,400	6,746,388	10,348,481	9,419,441	56,041	65,998

CHANGES IN UNITS:
Beginning units	17,468,381	21,467,817	604,329	766,428	819,834	805,897	5,528	2,327
Units purchased	776,189	1,142,619	14,050	32,815	328,846	323,133	19	4,117
Units redeemed	(3,663,956)	(5,142,055)	(158,974)	(194,914)	(232,805)	(309,196)	(724)	(916)

Ending units	14,580,614	17,468,381	459,405	604,329	915,875	819,834	4,823	5,528

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FF20S		FF20S2		FF30S		FF30S2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$76,646	85,627	(74)	108	64,930	50,648	1,299	656
Realized gain (loss) on investments	(77,005)	(265,707)	(1,340)	(3,640)	163,154	(331,622)	(36,619)	(22,435)
Change in unrealized gain (loss) on investments	(239,459)	1,057,117	(3,449)	19,341	(530,600)	768,262	22,152	64,392
Reinvested capital gains	31,484	59,649	518	1,174	18,769	32,443	944	2,627

Net increase (decrease) in contract owners’ equity resulting from operations	(208,334)	936,686	(4,345)	16,983	(283,747)	519,731	(12,224)	45,240

Equity transactions:
Purchase payments received from contract owners (note 3)	308,712	576,927	-	-	164,435	256,562	-	-
Transfers between funds	926,685	1,850,106	-	-	2,380,020	1,538,730	6,046	-
Redemptions (note 3)	(1,246,588)	(1,332,398)	(6,068)	(3,418)	(1,136,635)	(542,867)	(19,316)	(16,891)
Annuity benefits	(7,730)	(7,203)	(8,477)	(7,979)	-	-	(26,389)	(24,763)
Contract maintenance charges (note 2)	(971)	(906)	16	(2)	(1,555)	(1,643)	-	(7)
Contingent deferred sales charges (note 2)	(8,254)	(4,774)	-	-	(5,346)	(3,972)	-	-
Adjustments to maintain reserves	(529)	1,046	(2)	10	(133)	(258)	(4)	60

Net equity transactions	(28,675)	1,082,797	(14,531)	(11,389)	1,400,786	1,246,553	(39,663)	(41,601)

Net change in contract owners’ equity	(237,009)	2,019,483	(18,876)	5,594	1,117,039	1,766,284	(51,887)	3,639
Contract owners’ equity beginning of period	8,470,926	6,451,443	153,663	148,069	5,078,635	3,312,351	363,175	359,536

Contract owners’ equity end of period	$8,233,917	8,470,926	134,787	153,663	6,195,674	5,078,635	311,288	363,175

CHANGES IN UNITS:
Beginning units	767,233	660,383	12,701	13,725	478,176	357,399	29,732	33,564
Units purchased	176,359	290,687	80	74	337,220	224,627	18,507	129
Units redeemed	(180,416)	(183,837)	(1,284)	(1,098)	(209,405)	(103,850)	(21,569)	(3,961)

Ending units	763,176	767,233	11,497	12,701	605,991	478,176	26,670	29,732

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FGOS		FGS		FG2		FHIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(7,455)	(224,637)	(1,479,552)	(1,531,273)	(44,928)	(48,607)	2,673,799	3,685,777
Realized gain (loss) on investments	(15,374)	4,288,142	11,048,936	8,031,789	110,329	79,074	(1,629,820)	(2,488,184)
Change in unrealized gain (loss) on investments	31,851	603,836	(11,192,664)	27,213,484	(108,371)	482,723	522,628	5,975,252
Reinvested capital gains	-	-	600,523	554,337	9,111	8,857	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,022	4,667,341	(1,022,757)	34,268,337	(33,859)	522,047	1,566,607	7,172,845

Equity transactions:
Purchase payments received from contract owners (note 3)	54,183	349,664	3,664,485	3,438,081	17,132	25,625	208,033	208,455
Transfers between funds	67,496	(24,597,702)	(241,583)	(2,750,486)	36,903	(29,643)	(2,018,443)	(2,569,392)
Redemptions (note 3)	(207,032)	(3,221,134)	(27,823,174)	(25,745,466)	(501,473)	(664,152)	(10,603,795)	(11,567,067)
Annuity benefits	-	(761)	(91,879)	(78,062)	-	-	(15,182)	(24,901)
Contract maintenance charges (note 2)	-	(346)	(7,435)	(7,918)	-	-	(630)	(757)
Contingent deferred sales charges (note 2)	(1,138)	(4,433)	(36,628)	(40,192)	(481)	(286)	(7,803)	(10,882)
Adjustments to maintain reserves	344	2,367	(662)	9,693	(37)	110	(244)	506

Net equity transactions	(86,147)	(27,472,345)	(24,536,876)	(25,174,349)	(447,956)	(668,346)	(12,438,064)	(13,964,039)

Net change in contract owners’ equity	(77,125)	(22,805,004)	(25,559,633)	9,093,988	(481,815)	(146,299)	(10,871,457)	(6,791,194)
Contract owners’ equity beginning of period	727,853	23,532,857	180,540,898	171,446,910	2,776,071	2,922,370	57,956,980	64,748,174

Contract owners’ equity end of period	$650,728	727,853	154,981,265	180,540,898	2,294,256	2,776,071	47,085,523	57,956,980

CHANGES IN UNITS:
Beginning units	73,468	2,823,689	13,259,948	15,488,178	266,660	341,722	4,355,171	5,487,281
Units purchased	8,176	156,537	1,397,865	1,060,782	9,507	10,202	21,961	178,927
Units redeemed	(16,485)	(2,906,758)	(3,131,216)	(3,289,012)	(51,471)	(85,264)	(936,093)	(1,311,037)

Ending units	65,159	73,468	11,526,597	13,259,948	224,696	266,660	3,441,039	4,355,171

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FHISR		FIGBS		FMCS		FMC2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$3,565,022	4,211,478	1,273,942	1,710,135	(457,384)	(351,186)	(137,225)	(154,580)
Realized gain (loss) on investments	3,075,554	7,385,023	858,832	1,262,221	656,225	(2,007,535)	(41,461)	(435,506)
Change in unrealized gain (loss) on investments	(4,607,318)	(5,627,418)	(86,490)	1,384,792	(5,614,047)	12,405,724	(731,892)	2,606,641
Reinvested capital gains	-	-	1,819,183	823,517	71,098	138,430	11,506	28,966

Net increase (decrease) in contract owners’ equity resulting from operations	2,033,258	5,969,083	3,865,467	5,180,665	(5,344,108)	10,185,433	(899,072)	2,045,521

Equity transactions:
Purchase payments received from contract owners (note 3)	875,536	1,153,873	858,884	1,750,474	870,715	1,153,140	31,338	297,673
Transfers between funds	(892,666)	21,877,472	(2,213,864)	3,705,855	(3,823,575)	11,513,647	(217,936)	(42,209)
Redemptions (note 3)	(6,873,996)	(8,455,627)	(12,309,626)	(15,779,296)	(7,442,249)	(6,724,718)	(1,847,496)	(2,198,100)
Annuity benefits	-	-	(131,692)	(149,732)	(386)	(347)	(97,858)	(91,762)
Contract maintenance charges (note 2)	(287)	(282)	(1,736)	(2,076)	(1,180)	(1,150)	-	35
Contingent deferred sales charges (note 2)	(5,596)	(6,848)	(13,557)	(26,456)	(9,364)	(11,712)	(1,195)	(1,535)
Adjustments to maintain reserves	(381)	(754)	(567)	(598)	880	(287)	341	2,699

Net equity transactions	(6,897,390)	14,567,834	(13,812,158)	(10,501,829)	(10,405,159)	5,928,573	(2,132,806)	(2,033,199)

Net change in contract owners’ equity	(4,864,132)	20,536,917	(9,946,691)	(5,321,164)	(15,749,267)	16,114,006	(3,031,878)	12,322
Contract owners’ equity beginning of period	64,197,429	43,660,512	74,248,917	79,570,081	53,011,075	36,897,069	9,012,590	9,000,268

Contract owners’ equity end of period	$59,333,297	64,197,429	64,302,226	74,248,917	37,261,808	53,011,075	5,980,712	9,012,590

CHANGES IN UNITS:
Beginning units	5,516,431	4,212,440	5,555,592	6,353,808	4,461,090	3,928,131	352,256	463,361
Units purchased	4,144,213	4,877,236	1,077,648	1,991,982	926,720	2,118,829	13,332	37,046
Units redeemed	(4,700,786)	(3,573,245)	(2,103,430)	(2,790,198)	(1,834,244)	(1,585,870)	(108,022)	(148,151)

Ending units	4,959,858	5,516,431	4,529,810	5,555,592	3,553,566	4,461,090	257,566	352,256

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FOS		FO2R		FOSR		FVSS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$24,194	36,932	(25,764)	(34,718)	19,945	30,633	(41,324)	(117,823)
Realized gain (loss) on investments	523,375	225,391	(361,741)	(334,369)	(2,960,978)	(3,433,701)	1,602,103	683,837
Change in unrealized gain (loss) on investments	(3,930,486)	1,925,014	(279,748)	691,385	(2,890,730)	6,910,124	(2,764,699)	2,514,617
Reinvested capital gains	37,957	38,823	7,343	7,606	65,120	65,465	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,344,960)	2,226,160	(659,910)	329,904	(5,766,643)	3,572,521	(1,203,920)	3,080,631

Equity transactions:
Purchase payments received from contract owners (note 3)	73,690	53,916	16,164	57,470	853,253	520,502	238,526	308,892
Transfers between funds	(951,589)	(1,045,082)	(7,211)	(240,008)	(1,528,878)	(2,770,449)	(1,742,283)	(1,358,390)
Redemptions (note 3)	(2,873,589)	(2,968,356)	(835,935)	(1,280,028)	(5,438,703)	(7,117,613)	(2,230,665)	(2,526,337)
Annuity benefits	(8,133)	(10,203)	(162)	(157)	(50,525)	(53,675)	(13,387)	(12,529)
Contract maintenance charges (note 2)	(111)	(136)	-	-	(1,014)	(1,086)	(454)	(604)
Contingent deferred sales charges (note 2)	(1,512)	(2,113)	(741)	(438)	(9,012)	(20,081)	(3,605)	(5,800)
Adjustments to maintain reserves	125	4	(4)	763	(346)	3,531	(274)	2,589

Net equity transactions	(3,761,119)	(3,971,970)	(827,889)	(1,462,398)	(6,175,225)	(9,438,871)	(3,752,142)	(3,592,178)

Net change in contract owners’ equity	(7,106,079)	(1,745,810)	(1,487,799)	(1,132,494)	(11,941,868)	(5,866,350)	(4,956,062)	(511,547)
Contract owners’ equity beginning of period	21,639,639	23,385,449	4,224,161	5,356,655	36,412,636	42,278,986	15,564,428	16,075,975

Contract owners’ equity end of period	$14,533,560	21,639,639	2,736,362	4,224,161	24,470,768	36,412,636	10,608,366	15,564,428

CHANGES IN UNITS:
Beginning units	1,404,565	1,697,629	299,579	421,604	2,367,047	3,074,483	1,026,381	1,328,090
Units purchased	3,099	1,497	12,655	25,360	221,064	271,737	81,308	428,834
Units redeemed	(254,189)	(294,561)	(73,013)	(147,385)	(643,695)	(979,173)	(332,818)	(730,543)

Ending units	1,153,475	1,404,565	239,221	299,579	1,944,416	2,367,047	774,871	1,026,381

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FTVIS2		FTVRD2		FTVSV2		FTVDM3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$2,460,546	2,715,300	(56)	751	(70,881)	(55,367)	(20,240)	28,102
Realized gain (loss) on investments	(1,751,601)	(3,344,936)	6,211	(4,387)	4,960,357	(18,937)	1,797,198	1,281,542
Change in unrealized gain (loss) on investments	(104,092)	6,055,740	22,538	115,813	(5,857,628)	4,240,044	(3,748,153)	588,045
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	604,853	5,426,104	28,693	112,177	(968,152)	4,165,740	(1,971,195)	1,897,689

Equity transactions:
Purchase payments received from contract owners (note 3)	793,142	1,819,993	(980)	(60)	504,630	558,294	147,869	150,962
Transfers between funds	3,033,534	3,897,858	85,888	5,449	(5,235,706)	4,768,363	(2,935,069)	(37,098)
Redemptions (note 3)	(7,569,567)	(8,221,679)	(15,276)	(36,813)	(3,211,677)	(3,556,314)	(1,956,437)	(1,827,580)
Annuity benefits	(78,023)	(82,129)	(58,880)	(54,539)	(34,520)	(37,519)	(20,908)	(21,510)
Contract maintenance charges (note 2)	(572)	(488)	-	3	(547)	(661)	(280)	(279)
Contingent deferred sales charges (note 2)	(5,407)	(4,392)	(89)	(982)	(3,471)	(6,325)	(1,873)	(5,148)
Adjustments to maintain reserves	(112)	1,681	(14)	(52)	(265)	594	(338)	1,444

Net equity transactions	(3,827,005)	(2,589,156)	10,649	(86,993)	(7,981,556)	1,726,432	(4,767,036)	(1,739,209)

Net change in contract owners’ equity	(3,222,152)	2,836,948	39,342	25,184	(8,949,708)	5,892,172	(6,738,231)	158,480
Contract owners’ equity beginning of period	52,958,911	50,121,963	678,413	653,229	23,435,573	17,543,401	14,490,150	14,331,670

Contract owners’ equity end of period	$49,736,759	52,958,911	717,755	678,413	14,485,865	23,435,573	7,751,919	14,490,150

CHANGES IN UNITS:
Beginning units	4,370,430	4,609,866	55,395	63,352	2,143,936	2,007,761	1,121,698	1,279,742
Units purchased	1,047,141	1,579,475	7,298	1,751	1,374,758	1,522,698	360,108	797,722
Units redeemed	(1,349,771)	(1,818,911)	(6,782)	(9,708)	(2,131,167)	(1,386,523)	(766,339)	(955,766)

Ending units	4,067,800	4,370,430	55,911	55,395	1,387,527	2,143,936	715,467	1,121,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TIF2		TIF3		FTVGI3		FTVFA2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$123	169	50,515	30,003	2,643,973	112,199	(48,098)	41,065
Realized gain (loss) on investments	477	(24)	1,114,352	(723,139)	894,787	886,022	288,294	290,145
Change in unrealized gain (loss) on investments	(3,827)	1,658	(2,144,565)	1,051,148	(5,221,208)	5,253,681	(405,392)	3,710
Reinvested capital gains	-	-	-	-	386,748	130,740	-	339

Net increase (decrease) in contract owners’ equity resulting from operations	(3,227)	1,803	(979,698)	358,012	(1,295,700)	6,382,642	(165,196)	335,259

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	94,806	175,938	1,079,282	1,252,600	170,692	413,779
Transfers between funds	-	-	286,454	(1,691,337)	4,271,807	10,184,285	225,531	1,068,021
Redemptions (note 3)	367	261	(937,673)	(1,149,240)	(7,877,165)	(8,330,018)	(567,544)	(705,162)
Annuity benefits	(3,029)	(2,637)	(22,430)	(23,011)	(22,540)	(21,617)	(2,319)	(2,132)
Contract maintenance charges (note 2)	-	2	(152)	(172)	(589)	(609)	(73)	(29)
Contingent deferred sales charges (note 2)	-	-	(1,203)	(635)	(8,129)	(5,547)	(674)	(266)
Adjustments to maintain reserves	(7)	9	(209)	658	3,646	(752)	(188)	134

Net equity transactions	(2,669)	(2,365)	(580,407)	(2,687,799)	(2,553,688)	3,078,341	(174,575)	774,346

Net change in contract owners’ equity	(5,896)	(562)	(1,560,105)	(2,329,787)	(3,849,388)	9,460,983	(339,771)	1,109,605
Contract owners’ equity beginning of period	30,887	31,449	8,806,743	11,136,530	58,575,886	49,114,903	4,459,633	3,350,028

Contract owners’ equity end of period	$24,991	30,887	7,246,638	8,806,743	54,726,498	58,575,886	4,119,862	4,459,633

CHANGES IN UNITS:
Beginning units	1,946	2,121	798,014	1,082,482	3,633,038	3,437,497	478,144	392,225
Units purchased	29	25	340,412	233,083	1,082,426	1,513,557	221,688	262,187
Units redeemed	(191)	(200)	(393,276)	(517,551)	(1,248,627)	(1,318,016)	(246,851)	(176,268)

Ending units	1,784	1,946	745,150	798,014	3,466,837	3,633,038	452,981	478,144

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMTB		AMGP		AMINS		AMCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$648,523	1,265,874	(2,494)	(3,592)	-	-	(6,052)	(6,543)
Realized gain (loss) on investments	(59,754)	(1,520,958)	2,362	31,150	-	90	92,063	(20,163)
Change in unrealized gain (loss) on investments	(794,698)	1,473,189	(8,882)	17,173	-	(155)	(89,534)	123,210
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(205,929)	1,218,105	(9,014)	44,731	-	(65)	(3,523)	96,504

Equity transactions:
Purchase payments received from contract owners (note 3)	227,236	487,181	868	29	-	6	53,625	27,317
Transfers between funds	(2,217,601)	5,874,730	(2,837)	(34,684)	-	(665)	(49,127)	(7,233)
Redemptions (note 3)	(5,288,911)	(6,715,242)	(4,082)	(93,258)	-	-	(155,032)	(40,119)
Annuity benefits	(40,276)	(42,135)	-	-	-	729	(5,896)	(5,472)
Contract maintenance charges (note 2)	(597)	(705)	(17)	(34)	-	-	(39)	(39)
Contingent deferred sales charges (note 2)	(17,159)	(13,088)	-	-	-	-	-	-
Adjustments to maintain reserves	(1,642)	(1,079)	(6)	(33)	-	(5)	158	(845)

Net equity transactions	(7,338,950)	(410,339)	(6,074)	(127,979)	-	65	(156,311)	(26,392)

Net change in contract owners’ equity	(7,544,879)	807,766	(15,088)	(83,248)	-	-	(159,834)	70,112
Contract owners’ equity beginning of period	30,351,962	29,544,196	199,571	282,819	-	-	450,175	380,063

Contract owners’ equity end of period	$22,807,083	30,351,962	184,483	199,571	-	-	290,341	450,175

CHANGES IN UNITS:
Beginning units	2,809,299	2,844,136	16,109	24,926	-	-	25,562	27,121
Units purchased	282,604	1,617,972	87	1,086	-	14	5,783	4,636
Units redeemed	(978,505)	(1,652,809)	(494)	(9,903)	-	(14)	(14,213)	(6,195)

Ending units	2,113,398	2,809,299	15,702	16,109	-	-	17,132	25,562

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AMTP		AMRS		AMFAS		AMSRS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(973)	(3,907)	(31)	(38)	(25,400)	(18,315)	(76,036)	(49,425)
Realized gain (loss) on investments	3,160	23,859	331	180	285,891	115,209	669,607	(921,657)
Change in unrealized gain (loss) on investments	(9,978)	482	(547)	703	(368,121)	84,375	(1,023,629)	1,817,749
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,791)	20,434	(247)	845	(107,630)	181,269	(430,058)	846,667

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,587)	916	-	-	36,108	6,555	87,260	67,214
Transfers between funds	(598)	(445,039)	-	-	(119,243)	304,995	28,762	6,175,326
Redemptions (note 3)	(5,836)	(22,382)	-	-	(269,497)	(259,474)	(1,175,821)	(890,578)
Annuity benefits	-	(628)	(1,054)	(966)	(2,961)	(3,070)	(3,888)	(6,213)
Contract maintenance charges (note 2)	(3)	(3)	-	-	(15)	(21)	(275)	(298)
Contingent deferred sales charges (note 2)	-	(47)	-	-	(259)	(21)	(1,055)	(1,245)
Adjustments to maintain reserves	(28)	(65)	(6)	20	(128)	(88)	(228)	270

Net equity transactions	(8,052)	(467,248)	(1,060)	(946)	(355,995)	48,877	(1,065,245)	5,344,477

Net change in contract owners’ equity	(15,843)	(446,814)	(1,307)	(101)	(463,625)	230,146	(1,495,303)	6,191,144
Contract owners’ equity beginning of period	62,147	508,961	4,090	4,191	1,742,532	1,512,386	9,765,191	3,574,047

Contract owners’ equity end of period	$46,304	62,147	2,783	4,090	1,278,907	1,742,532	8,269,888	9,765,191

CHANGES IN UNITS:
Beginning units	4,601	49,029	331	422	185,434	189,090	717,855	315,329
Units purchased	841	1,044	-	-	288,917	142,720	184,720	654,465
Units redeemed	(1,298)	(45,472)	(87)	(91)	(336,841)	(146,376)	(268,523)	(251,939)

Ending units	4,144	4,601	244	331	137,510	185,434	634,052	717,855

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVCAFS		OVGR		OVGS3		OVGS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(52,118)	(22,980)	(1,154,550)	139,692	305,790	117,213	229,606
Realized gain (loss) on investments	-	499,905	66,277	32,859,974	1,000,530	440,510	6,398,466	5,468,830
Change in unrealized gain (loss) on investments	-	(297,601)	(102,915)	(23,460,400)	(8,792,391)	12,003,076	(11,277,489)	3,094,202
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	150,186	(59,618)	8,245,024	(7,652,169)	12,749,376	(4,761,810)	8,792,638

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,833	575,543	2,395,647	1,883,559	2,125,182	150,105	173,836
Transfers between funds	-	(3,105,014)	(274,614)	(133,774,936)	(1,914,888)	(5,148,751)	(3,844,543)	(4,261,584)
Redemptions (note 3)	-	(649,855)	(793,868)	(19,332,815)	(15,773,275)	(17,133,020)	(10,894,228)	(10,606,781)
Annuity benefits	-	(451)	(5,360)	(92,751)	(49,979)	(54,381)	(42,704)	(42,864)
Contract maintenance charges (note 2)	-	-	-	(4,633)	(3,087)	(3,361)	(614)	(664)
Contingent deferred sales charges (note 2)	-	(235)	(4,531)	(30,003)	(27,692)	(35,703)	(7,781)	(9,831)
Adjustments to maintain reserves	-	(1,419)	(1,016)	(21,191)	(716)	4,322	(694)	(2,671)

Net equity transactions	-	(3,705,141)	(503,846)	(150,860,681)	(15,886,078)	(20,245,712)	(14,640,459)	(14,750,558)

Net change in contract owners’ equity	-	(3,554,955)	(563,464)	(142,615,657)	(23,538,247)	(7,496,336)	(19,402,269)	(5,957,920)
Contract owners’ equity beginning of period	-	3,554,955	3,391,731	146,007,388	96,376,606	103,872,942	65,706,594	71,664,514

Contract owners’ equity end of period	$-	-	2,828,267	3,391,731	72,838,359	96,376,606	46,304,325	65,706,594

CHANGES IN UNITS:
Beginning units	-	366,282	209,242	10,161,530	4,418,360	5,462,572	4,726,587	5,899,391
Units purchased	-	19,501	10,582	470,356	371,883	512,611	18,317	61,868
Units redeemed	-	(385,783)	(41,559)	(10,422,644)	(1,107,339)	(1,556,823)	(1,078,026)	(1,234,672)

Ending units	-	-	178,265	209,242	3,682,904	4,418,360	3,666,878	4,726,587

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGSS		OVHI3		OVHI		OVHIS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(14,657)	(15,026)	227,203	104,424	10,021	6,307	1,947	1,223
Realized gain (loss) on investments	332,840	354,292	52,966	312,340	(188,774)	(45,261)	(12,083)	(9,833)
Change in unrealized gain (loss) on investments	(504,231)	(1,021)	(276,243)	(141,364)	177,894	54,934	9,270	11,763
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(186,048)	338,245	3,926	275,400	(859)	15,980	(866)	3,153

Equity transactions:
Purchase payments received from contract owners (note 3)	87	-	19,578	93,843	-	-	-	-
Transfers between funds	(46,663)	(110,944)	(1,566,303)	572,597	(43,383)	(1,318)	-	0
Redemptions (note 3)	(662,295)	(754,616)	(333,477)	(267,416)	(16,801)	(12,159)	(657)	(446)
Annuity benefits	(3,216)	(2,968)	-	-	-	-	(2,300)	(2,166)
Contract maintenance charges (note 2)	-	-	(16)	(16)	(8)	(9)	-	-
Contingent deferred sales charges (note 2)	(235)	(60)	(104)	(185)	(2)	33	(6)	-
Adjustments to maintain reserves	(60)	112	(112)	(118)	(38)	(49)	2	(2)

Net equity transactions	(712,382)	(868,476)	(1,880,434)	398,705	(60,232)	(13,502)	(2,961)	(2,613)

Net change in contract owners’ equity	(898,430)	(530,231)	(1,876,508)	674,105	(61,091)	2,478	(3,827)	540
Contract owners’ equity beginning of period	2,660,275	3,190,506	2,832,621	2,158,516	126,029	123,551	26,420	25,880

Contract owners’ equity end of period	$1,761,845	2,660,275	956,113	2,832,621	64,938	126,029	22,593	26,420

CHANGES IN UNITS:
Beginning units	171,295	234,040	995,159	859,349	40,971	45,401	7,510	8,314
Units purchased	-	1,716	324,374	953,478	-	4,917	102	64
Units redeemed	(45,770)	(64,461)	(971,994)	(817,668)	(19,111)	(9,347)	(938)	(868)

Ending units	125,525	171,295	347,539	995,159	21,860	40,971	6,674	7,510

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVGI		OVGIS		OVSC		OVSCS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(240,341)	26,551	(31,706)	(24,849)	(42,798)	(45,769)	(1,532)	(1,521)
Realized gain (loss) on investments	4,046,357	3,993,309	64,628	58,379	349,445	2,136,446	1,408	(827)
Change in unrealized gain (loss) on investments	(5,003,334)	11,592,779	(88,797)	353,557	(358,156)	(370,019)	(8,289)	38,173
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,197,318)	15,612,639	(55,875)	387,087	(51,509)	1,720,658	(8,413)	35,825

Equity transactions:
Purchase payments received from contract owners (note 3)	1,577,509	1,807,694	14,919	37,950	111,587	199,570	(4)	1,648
Transfers between funds	(2,715,096)	(5,934,585)	(12,218)	(51,649)	3,834,104	(260,831)	(18,990)	-
Redemptions (note 3)	(19,523,944)	(19,124,057)	(475,440)	(555,972)	(1,525,185)	(1,193,145)	(4,276)	(5,506)
Annuity benefits	(58,705)	(61,771)	-	-	(114)	(100)	(9,483)	(9,194)
Contract maintenance charges (note 2)	(2,050)	(2,966)	-	-	(187)	(207)	-	(3)
Contingent deferred sales charges (note 2)	(19,134)	(29,288)	(394)	(227)	(1,794)	(2,739)	-	-
Adjustments to maintain reserves	242	2,812	(66)	2	193	214	(5)	14

Net equity transactions	(20,741,178)	(23,342,161)	(473,199)	(569,897)	2,418,604	(1,257,238)	(32,758)	(13,042)

Net change in contract owners’ equity	(21,938,496)	(7,729,522)	(529,074)	(182,810)	2,367,095	463,420	(41,171)	22,783
Contract owners’ equity beginning of period	116,498,594	124,228,116	3,062,481	3,245,291	9,285,280	8,821,860	197,565	174,782

Contract owners’ equity end of period	$94,560,098	116,498,594	2,533,407	3,062,481	11,652,375	9,285,280	156,394	197,565

CHANGES IN UNITS:
Beginning units	8,884,716	10,897,405	277,137	334,673	930,790	1,073,093	13,564	14,582
Units purchased	2,425,784	3,005,173	6,725	5,924	1,497,941	2,532,907	86	208
Units redeemed	(4,016,205)	(5,017,862)	(49,863)	(63,460)	(1,224,274)	(2,675,210)	(2,512)	(1,226)

Ending units	7,294,295	8,884,716	233,999	277,137	1,204,457	930,790	11,138	13,564

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	OVAG		OVSBS		PMVFAD		PMVLAD
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(707,355)	(632,528)	41,203	287,237	72,004	10,380	161,065	114,429
Realized gain (loss) on investments	4,291,259	538,121	11,058	29,557	401,419	38,029	194,329	(1,151)
Change in unrealized gain (loss) on investments	(3,242,085)	13,595,269	(149,435)	226,229	81,270	347,535	(478,868)	819,202
Reinvested capital gains	-	-	50,347	-	32,411	61,485	-	111,657

Net increase (decrease) in contract owners’ equity resulting from operations	341,819	13,500,862	(46,827)	543,023	587,104	457,429	(123,474)	1,044,137

Equity transactions:
Purchase payments received from contract owners (note 3)	1,489,040	1,671,468	17,455	76,576	148,602	106,465	615,728	1,135,801
Transfers between funds	(3,423,126)	1,287,847	161,468	298,850	4,196,871	3,240,563	12,740,108	18,926,314
Redemptions (note 3)	(10,501,293)	(9,048,745)	(954,524)	(987,151)	(2,051,634)	(569,757)	(8,438,806)	(5,728,438)
Annuity benefits	(5,864)	(4,911)	-	-	-	-	(20,226)	(20,238)
Contract maintenance charges (note 2)	(4,003)	(4,089)	-	-	(58)	(33)	(329)	(389)
Contingent deferred sales charges (note 2)	(21,694)	(22,316)	(476)	(1,631)	(3,073)	(799)	(4,834)	(5,351)
Adjustments to maintain reserves	(393)	2,309	192	(118)	(1,666)	162	(687)	146

Net equity transactions	(12,467,333)	(6,118,437)	(775,885)	(613,475)	2,289,042	2,776,601	4,890,954	14,307,846

Net change in contract owners’ equity	(12,125,514)	7,382,425	(822,712)	(70,452)	2,876,146	3,234,030	4,767,480	15,351,983
Contract owners’ equity beginning of period	66,320,350	58,937,925	4,488,006	4,558,458	7,110,871	3,876,841	33,220,756	17,868,773

Contract owners’ equity end of period	$54,194,836	66,320,350	3,665,294	4,488,006	9,987,017	7,110,871	37,988,236	33,220,756

CHANGES IN UNITS:
Beginning units	5,038,472	5,642,712	284,422	325,335	602,956	356,059	2,894,543	1,622,430
Units purchased	694,544	642,533	35,990	58,730	663,991	552,224	2,288,543	3,177,618
Units redeemed	(1,633,375)	(1,246,773)	(85,089)	(99,643)	(476,707)	(305,327)	(1,881,820)	(1,905,505)

Ending units	4,099,641	5,038,472	235,323	284,422	790,240	602,956	3,301,266	2,894,543

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	PMVRRA		PMVTRA		PMVTRD		PVGIB
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$8,500	2,756	42,862	38,650	41,216	-	1	33
Realized gain (loss) on investments	65,244	8,924	62,923	52,023	(14,152)	-	(772)	(872)
Change in unrealized gain (loss) on investments	(23,714)	38,145	(79,007)	5,986	(115,089)	-	53	2,136
Reinvested capital gains	33,909	7,699	38,096	89,849	87,116	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	83,939	57,524	64,874	186,508	(909)	-	(718)	1,297

Equity transactions:
Purchase payments received from contract owners (note 3)	111,866	93,993	307,342	329,017	195,154	-	-	-
Transfers between funds	470,220	234,550	419,663	724,916	6,403,202	-	-	-
Redemptions (note 3)	(303,697)	(311,683)	(1,006,676)	(777,734)	(386,512)	-	(785)	(792)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(6)	-	-	-
Contingent deferred sales charges (note 2)	(1,049)	(2,051)	(2,138)	(2,231)	(102)	-	-	-
Adjustments to maintain reserves	(68)	82	1,055	207	(2,843)	-	(3)	2

Net equity transactions	277,272	14,891	(280,754)	274,175	6,208,893	-	(788)	(790)

Net change in contract owners’ equity	361,211	72,415	(215,880)	460,683	6,207,984	-	(1,506)	507
Contract owners’ equity beginning of period	855,103	782,688	2,920,948	2,460,265	-	-	11,629	11,122

Contract owners’ equity end of period	$1,216,314	855,103	2,705,068	2,920,948	6,207,984	-	10,123	11,629

CHANGES IN UNITS:
Beginning units	66,930	65,525	209,787	188,936	-	-	1,028	1,111
Units purchased	76,320	42,909	72,662	101,354	811,883	-	12	12
Units redeemed	(57,090)	(41,504)	(92,945)	(80,503)	(191,988)	-	(90)	(95)

Ending units	86,160	66,930	189,504	209,787	619,895	-	950	1,028

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ACEG2		ACC2		AVBV2		AVCA
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(24,958)	(27,993)	(30,982)	(133,981)	(445)	(696)	(637)	(512)
Realized gain (loss) on investments	141,430	123,396	(44,788)	9,992	1,091	1,164	2,265	(425)
Change in unrealized gain (loss) on investments	(212,800)	136,702	(154,306)	1,107,419	(3,913)	3,029	(6,397)	13,429
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(96,328)	232,105	(230,076)	983,430	(3,267)	3,497	(4,769)	12,492

Equity transactions:
Purchase payments received from contract owners (note 3)	20,247	2,582	59,031	206,258	-	-	2,646	760
Transfers between funds	19,154	(160,807)	(288,118)	(294,245)	-	(800)	(779)	1,349
Redemptions (note 3)	(319,386)	(250,902)	(1,383,380)	(1,805,545)	(1,679)	(6,200)	(45,558)	(22,649)
Annuity benefits	-	-	(4,986)	(4,607)	(4,378)	(3,456)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(87)	(282)	(229)	(1,293)	(13)	(191)	-	(7)
Adjustments to maintain reserves	(58)	35	(54)	(229)	49	(353)	8	(44)

Net equity transactions	(280,130)	(409,374)	(1,617,736)	(1,899,662)	(6,021)	(11,001)	(43,683)	(20,592)

Net change in contract owners’ equity	(376,458)	(177,269)	(1,847,812)	(916,232)	(9,288)	(7,504)	(48,452)	(8,100)
Contract owners’ equity beginning of period	1,517,174	1,694,443	7,789,263	8,705,495	73,537	81,041	93,543	101,643

Contract owners’ equity end of period	$1,140,716	1,517,174	5,941,451	7,789,263	64,249	73,537	45,091	93,543

CHANGES IN UNITS:
Beginning units	138,423	181,324	647,015	821,709	7,408	8,622	9,360	11,670
Units purchased	8,655	2,734	9,092	35,296	-	-	283	353
Units redeemed	(33,943)	(45,635)	(143,575)	(209,990)	(623)	(1,214)	(4,744)	(2,663)

Ending units	113,135	138,423	512,532	647,015	6,785	7,408	4,899	9,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	AVCA2		AVCD2		AVGI		AVCE2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(17,456)	(12,101)	(20,614)	(17,716)	(2,743)	(2,022)	(8,966)	(10,444)
Realized gain (loss) on investments	57,235	47,087	165,846	189,048	45,669	849	35,631	(11,774)
Change in unrealized gain (loss) on investments	(148,759)	107,799	(342,968)	37,163	(42,945)	39,686	(39,212)	75,200
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(108,980)	142,785	(197,736)	208,495	(19)	38,513	(12,547)	52,982

Equity transactions:
Purchase payments received from contract owners (note 3)	12,095	31,183	4,350	28,033	19,040	109,460	67,698	16,674
Transfers between funds	115,924	(22,323)	432,615	(490,017)	(191,649)	(37,188)	3,350	(47,361)
Redemptions (note 3)	(161,106)	(191,957)	(248,559)	(386,621)	(167,782)	(120,463)	(220,680)	(319,586)
Annuity benefits	(7,517)	(6,936)	(6,690)	(6,122)	-	-	-	-
Contract maintenance charges (note 2)	(16)	(19)	(37)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	(196)	-	(183)	(625)	-	(15)	(61)	(238)
Adjustments to maintain reserves	(61)	714	14	1,921	(13)	53	(17)	(52)

Net equity transactions	(40,877)	(189,338)	181,510	(853,468)	(340,404)	(48,152)	(149,710)	(350,562)

Net change in contract owners’ equity	(149,857)	(46,553)	(16,226)	(644,973)	(340,423)	(9,639)	(162,257)	(297,580)
Contract owners’ equity beginning of period	1,178,636	1,225,189	1,248,807	1,893,780	487,965	497,604	807,804	1,105,384

Contract owners’ equity end of period	$1,028,779	1,178,636	1,232,581	1,248,807	147,542	487,965	645,547	807,804

CHANGES IN UNITS:
Beginning units	125,988	147,550	110,859	208,876	37,621	41,016	77,258	113,102
Units purchased	22,031	17,968	160,531	96,985	7,558	9,398	10,811	8,857
Units redeemed	(24,542)	(39,530)	(146,145)	(195,002)	(33,709)	(12,793)	(25,029)	(44,701)

Ending units	123,477	125,988	125,245	110,859	11,470	37,621	63,040	77,258

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	IVKEI1		IVHS		IVRE		VYDS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,102)	-	(1,174)	(1,212)	7,869	13,388	(20,286)	(22,089)
Realized gain (loss) on investments	(2,353)	-	17,447	(11,304)	45,421	(62,711)	(81,482)	180,137
Change in unrealized gain (loss) on investments	(20,687)	-	(14,498)	15,412	(87,399)	101,454	(220,595)	310,482
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(24,142)	-	1,775	2,896	(34,109)	52,131	(322,363)	468,530

Equity transactions:
Purchase payments received from contract owners (note 3)	2,449	-	16,079	28,996	63,374	52,424	43,077	49,970
Transfers between funds	285,879	-	48,130	16,421	34,579	31,583	(185,887)	(383,725)
Redemptions (note 3)	(25,541)	-	(83,999)	(62,720)	(116,363)	(102,990)	(892,990)	(1,046,876)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	-	(19)	(393)	(141)	(696)	(1,106)	(783)
Adjustments to maintain reserves	(13)	-	(61)	41	(8)	(8)	(91)	(65)

Net equity transactions	262,765	-	(19,870)	(17,655)	(18,559)	(19,687)	(1,036,997)	(1,381,479)

Net change in contract owners’ equity	238,623	-	(18,095)	(14,759)	(52,668)	32,444	(1,359,360)	(912,949)
Contract owners’ equity beginning of period	-	-	103,057	117,816	342,593	310,149	4,624,290	5,537,239

Contract owners’ equity end of period	$238,623	-	84,962	103,057	289,925	342,593	3,264,930	4,624,290

CHANGES IN UNITS:
Beginning units	-	-	9,435	11,235	34,474	36,267	383,725	510,692
Units purchased	28,896	-	5,607	1,785	26,330	9,825	5,326	23,425
Units redeemed	(2,790)	-	(7,472)	(3,585)	(29,240)	(11,618)	(94,864)	(150,392)

Ending units	26,106	-	7,570	9,435	31,564	34,474	294,187	383,725

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	ROCMC		SBLD		SBLJ		SBLN
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$11,586	7,549	(2,676)	(2,583)	(1,588)	(1,486)	(1,284)	(1,652)
Realized gain (loss) on investments	(23,929)	(70,350)	(1,727)	(14,258)	16,846	2,659	2,808	(2,742)
Change in unrealized gain (loss) on investments	(127,419)	290,591	(33,746)	46,699	(22,024)	26,575	(1,474)	17,338
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(139,762)	227,790	(38,149)	29,858	(6,766)	27,748	50	12,944

Equity transactions:
Purchase payments received from contract owners (note 3)	174,479	166,862	40,420	36,741	14,135	14,559	10,634	17,857
Transfers between funds	(132,571)	(2,697)	6,706	1,452	(404)	(610)	2,054	(32,292)
Redemptions (note 3)	(123,274)	(112,269)	(20,973)	(38,355)	(26,698)	(785)	(53,078)	(7,437)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(15)	(15)
Contingent deferred sales charges (note 2)	(1,009)	(533)	(54)	(374)	(73)	(26)	(155)	(85)
Adjustments to maintain reserves	(202)	(28)	65	(61)	3	(10)	3	(8)

Net equity transactions	(82,577)	51,335	26,164	(597)	(13,037)	13,128	(40,557)	(21,981)

Net change in contract owners’ equity	(222,339)	279,125	(11,985)	29,261	(19,803)	40,876	(40,507)	(9,037)
Contract owners’ equity beginning of period	1,061,105	781,980	240,880	211,619	154,677	113,801	137,282	146,319

Contract owners’ equity end of period	$838,766	1,061,105	228,895	240,880	134,874	154,677	96,775	137,282

CHANGES IN UNITS:
Beginning units	83,270	78,868	23,376	23,481	16,355	14,777	12,170	14,169
Units purchased	12,510	22,653	4,746	6,035	2,604	6,690	816	2,629
Units redeemed	(20,023)	(18,251)	(1,444)	(6,140)	(3,885)	(5,112)	(4,365)	(4,628)

Ending units	75,757	83,270	26,678	23,376	15,074	16,355	8,621	12,170

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SBLO		SBLP		SBLQ		SBLV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(9,582)	(9,950)	(4,066)	(4,435)	(11,376)	(9,968)	(24,841)	(23,908)
Realized gain (loss) on investments	116,231	18,283	53,502	66,256	90,788	5,208	67,984	444
Change in unrealized gain (loss) on investments	(134,605)	151,131	(49,023)	(10,447)	(147,371)	189,231	(245,990)	364,878
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(27,956)	159,464	413	51,374	(67,959)	184,471	(202,847)	341,414

Equity transactions:
Purchase payments received from contract owners (note 3)	99,619	91,165	65,670	50,961	107,205	105,550	331,775	290,559
Transfers between funds	276,327	549,224	89,233	37,597	125,388	309,906	11,961	71,370
Redemptions (note 3)	(627,642)	(446,168)	(162,548)	(161,161)	(337,262)	(200,770)	(625,053)	(311,755)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(705)	(1,286)	(314)	(770)	(1,639)	(634)	(2,891)	(1,621)
Adjustments to maintain reserves	257	(541)	126	(92)	(107)	(113)	158	(1,165)

Net equity transactions	(252,144)	192,394	(7,833)	(73,465)	(106,415)	213,940	(284,050)	47,388

Net change in contract owners’ equity	(280,100)	351,858	(7,420)	(22,091)	(174,374)	398,411	(486,897)	388,802
Contract owners’ equity beginning of period	1,054,397	702,539	423,441	445,532	1,095,848	697,437	2,406,943	2,018,141

Contract owners’ equity end of period	$774,297	1,054,397	416,021	423,441	921,474	1,095,848	1,920,046	2,406,943

CHANGES IN UNITS:
Beginning units	98,721	75,841	29,311	35,166	82,673	63,451	189,899	185,377
Units purchased	25,647	59,308	15,387	20,494	31,752	43,250	37,571	33,756
Units redeemed	(47,772)	(36,428)	(15,588)	(26,349)	(40,691)	(24,028)	(61,857)	(29,234)

Ending units	76,596	98,721	29,110	29,311	73,734	82,673	165,613	189,899

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	SBLX		SBLY		TRBCG2		TREI2
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(1,135)	(783)	(249)	(274)	-	(78,843)	-	21,926
Realized gain (loss) on investments	21,651	3,726	3,011	2,565	-	3,244,156	-	(47,503)
Change in unrealized gain (loss) on investments	(24,049)	15,725	(4,554)	417	-	(2,321,877)	-	1,873,491
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,533)	18,668	(1,792)	2,708	-	843,436	-	1,847,914

Equity transactions:
Purchase payments received from contract owners (note 3)	22,795	19,198	5,418	7,468	-	227,233	-	389,229
Transfers between funds	(9,890)	38,589	17,299	(14,454)	-	(7,474,070)	-	(15,504,141)
Redemptions (note 3)	(44,088)	(7,151)	(25,045)	(0)	-	(984,433)	-	(2,332,311)
Annuity benefits	-	-	-	-	-	(20,796)	-	(36,397)
Contract maintenance charges (note 2)	-	-	-	-	-	(129)	-	(259)
Contingent deferred sales charges (note 2)	(466)	(58)	(78)	(12)	-	(802)	-	(1,998)
Adjustments to maintain reserves	(48)	(13)	14	3	-	2,108	-	847

Net equity transactions	(31,697)	50,565	(2,392)	(6,995)	-	(8,250,889)	-	(17,485,030)

Net change in contract owners’ equity	(35,230)	69,233	(4,184)	(4,287)	-	(7,407,453)	-	(15,637,116)
Contract owners’ equity beginning of period	117,162	47,929	20,806	25,093	-	7,407,453	-	15,637,116

Contract owners’ equity end of period	$81,932	117,162	16,622	20,806	-	-	-	-

CHANGES IN UNITS:
Beginning units	12,090	6,371	2,191	3,045	-	754,802	-	1,708,614
Units purchased	4,815	7,136	1,531	397	-	1,053,375	-	1,082,518
Units redeemed	(8,170)	(1,417)	(1,873)	(1,251)	-	(1,808,177)	-	(2,791,132)

Ending units	8,735	12,090	1,849	2,191	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	TRHS2		VWEMR		VWEM		VWHAR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(54,989)	(5,864)	8,027	(87,477)	2,639	(83,881)	47,550	(285,997)
Realized gain (loss) on investments	64,029	62,630	3,107,435	387,993	(1,014,141)	(2,416,423)	806,908	(1,883,245)
Change in unrealized gain (loss) on investments	(248,121)	104,225	(8,037,696)	3,864,473	(3,649,755)	6,681,269	(9,382,890)	11,882,217
Reinvested capital gains	-	-	-	-	-	-	586,535	-

Net increase (decrease) in contract owners’ equity resulting from operations	(239,081)	160,991	(4,922,234)	4,164,989	(4,661,257)	4,180,965	(7,941,897)	9,712,975

Equity transactions:
Purchase payments received from contract owners (note 3)	225,094	82,390	222,576	365,602	138,170	135,515	1,239,969	884,300
Transfers between funds	7,469,835	1,227,095	(3,772,539)	(1,033,435)	(827,666)	(962,113)	(643,831)	5,310,955
Redemptions (note 3)	(1,008,126)	(106,732)	(2,331,614)	(3,082,063)	(2,284,405)	(2,599,299)	(6,465,332)	(4,168,525)
Annuity benefits	(226)	-	-	-	(183)	(5,804)	(4,812)	(4,055)
Contract maintenance charges (note 2)	(49)	-	(188)	(193)	(311)	(346)	(354)	(261)
Contingent deferred sales charges (note 2)	(641)	-	(3,774)	(2,061)	(2,278)	(1,960)	(5,469)	(4,079)
Adjustments to maintain reserves	(602)	(69)	(257)	(328)	(328)	573	(741)	3,372

Net equity transactions	6,685,285	1,202,684	(5,885,796)	(3,752,478)	(2,977,001)	(3,433,435)	(5,880,570)	2,021,708

Net change in contract owners’ equity	6,446,204	1,363,675	(10,808,030)	412,511	(7,638,258)	747,530	(13,822,467)	11,734,683
Contract owners’ equity beginning of period	1,363,675	-	23,512,591	23,100,080	19,641,692	18,894,162	47,991,885	36,257,202

Contract owners’ equity end of period	$7,809,879	1,363,675	12,704,561	23,512,591	12,003,434	19,641,692	34,169,418	47,991,885

CHANGES IN UNITS:
Beginning units	129,181	-	823,233	1,015,118	581,474	712,637	1,361,957	1,314,117
Units purchased	1,047,393	219,493	135,518	366,202	7,547	17,348	509,268	515,458
Units redeemed	(502,386)	(90,312)	(352,594)	(558,087)	(113,111)	(148,511)	(698,042)	(467,618)

Ending units	674,188	129,181	606,157	823,233	475,910	581,474	1,173,183	1,361,957

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	VWHA		WRASP		WRBP		WRBDP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$26,117	(101,508)	(185,881)	(152,351)	217,898	472,069	1,585,366	3,179,437
Realized gain (loss) on investments	1,225,700	978,613	13,379,146	14,320,070	3,893,805	2,913,056	1,298,404	(364,042)
Change in unrealized gain (loss) on investments	(4,078,889)	2,899,851	(29,630,335)	2,019,798	(7,119,620)	4,008,209	2,383,158	2,688,985
Reinvested capital gains	201,990	-	-	-	4,250,371	810,129	673,132	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,625,082)	3,776,956	(16,437,070)	16,187,517	1,242,454	8,203,463	5,940,060	5,504,380

Equity transactions:
Purchase payments received from contract owners (note 3)	161,059	146,563	2,978,176	5,259,499	607,675	846,542	916,425	2,315,518
Transfers between funds	(550,324)	(328,594)	(3,020,228)	341,583	(531,318)	(345)	1,846,658	17,067,639
Redemptions (note 3)	(1,843,788)	(1,728,973)	(51,489,524)	(44,684,221)	(11,662,122)	(9,305,672)	(22,441,381)	(25,160,849)
Annuity benefits	(18,536)	(16,282)	(41,252)	(38,487)	(9,031)	(13,379)	(27,858)	(34,794)
Contract maintenance charges (note 2)	(67)	(85)	(366)	(231)	-	-	-	-
Contingent deferred sales charges (note 2)	(4,180)	(1,413)	(54,892)	(8,872)	(8,222)	16,600	(14,693)	20,408
Adjustments to maintain reserves	(310)	758	(4,335)	10,410	(21)	(3,459)	114	(1,775)

Net equity transactions	(2,256,146)	(1,928,026)	(51,632,421)	(39,120,320)	(11,603,039)	(8,459,714)	(19,720,735)	(5,793,854)

Net change in contract owners’ equity	(4,881,228)	1,848,930	(68,069,491)	(22,932,803)	(10,360,585)	(256,251)	(13,780,675)	(289,474)
Contract owners’ equity beginning of period	16,889,827	15,040,897	246,006,516	268,939,319	57,389,114	57,645,365	110,456,089	110,745,563

Contract owners’ equity end of period	$12,008,599	16,889,827	177,937,025	246,006,516	47,028,529	57,389,114	96,675,414	110,456,089

CHANGES IN UNITS:
Beginning units	412,231	473,719	10,423,052	12,278,354	4,034,607	4,701,582	7,474,683	7,877,501
Units purchased	8,773	6,599	1,095,334	2,069,798	329,507	500,692	983,896	2,482,295
Units redeemed	(66,348)	(68,087)	(3,321,175)	(3,925,100)	(1,132,530)	(1,167,667)	(2,300,620)	(2,885,113)

Ending units	354,656	412,231	8,197,211	10,423,052	3,231,584	4,034,607	6,157,959	7,474,683

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRCEP		WRDIV		WRENG		WRGBP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(921,509)	(179,051)	(11,932)	(254)	(126,950)	(95,352)	18,105	-
Realized gain (loss) on investments	9,932,852	2,035,709	125,797	(190,096)	(255,068)	(252,796)	(4,488)	-
Change in unrealized gain (loss) on investments	(11,760,857)	21,143,520	(1,211,019)	3,206,588	(645,624)	2,505,467	(28,061)	-
Reinvested capital gains	3,993,075	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,243,561	23,000,178	(1,097,154)	3,016,238	(1,027,642)	2,157,319	(14,444)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	979,204	1,803,111	267,425	223,915	258,959	324,794	13,008	-
Transfers between funds	(2,381,444)	(3,457,324)	(190,375)	(266,756)	(574,305)	629,894	1,473,501	-
Redemptions (note 3)	(26,160,910)	(24,748,397)	(4,060,360)	(3,736,440)	(2,341,016)	(1,356,876)	(108,016)	-
Annuity benefits	(10,252)	(16,625)	(1,150)	(3,908)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(15,465)	100,746	(9,009)	(7,809)	(2,286)	(1,793)	(1)	-
Adjustments to maintain reserves	337	3,660	(61)	824	(29)	284	(14)	-

Net equity transactions	(27,588,530)	(26,314,829)	(3,993,530)	(3,790,175)	(2,658,677)	(403,696)	1,378,478	-

Net change in contract owners’ equity	(26,344,969)	(3,314,651)	(5,090,684)	(773,937)	(3,686,319)	1,753,623	1,364,034	-
Contract owners’ equity beginning of period	133,435,816	136,750,467	22,646,086	23,420,023	12,619,383	10,865,760	-	-

Contract owners’ equity end of period	$107,090,847	133,435,816	17,555,402	22,646,086	8,933,064	12,619,383	1,364,034	-

CHANGES IN UNITS:
Beginning units	11,988,244	14,723,373	1,654,847	1,974,176	1,023,074	1,063,778	-	-
Units purchased	806,935	1,384,934	226,159	309,840	256,526	275,593	200,290	-
Units redeemed	(3,237,010)	(4,120,063)	(521,368)	(629,169)	(474,529)	(316,297)	(62,134)	-

Ending units	9,558,169	11,988,244	1,359,638	1,654,847	805,071	1,023,074	138,156	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRGNR		WRGP		WRHIP		WRIP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(400,286)	(478,276)	(920,216)	(725,221)	4,925,867	5,650,168	(272,796)	(75,112)
Realized gain (loss) on investments	(3,243,603)	(3,784,161)	10,133,988	9,136,456	264,811	(203,625)	3,718,059	3,086,974
Change in unrealized gain (loss) on investments	(3,782,615)	9,246,495	(12,234,373)	6,033,273	(1,956,990)	5,314,572	(6,452,185)	2,340,000
Reinvested capital gains	-	-	4,656,340	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,426,504)	4,984,058	1,635,739	14,444,508	3,233,688	10,761,115	(3,006,922)	5,351,862

Equity transactions:
Purchase payments received from contract owners (note 3)	371,914	964,380	1,236,398	1,850,116	572,566	1,326,235	457,396	580,485
Transfers between funds	(3,574,814)	(3,645,464)	(3,267,793)	(6,095,425)	2,379,700	3,702,574	(2,724,877)	(776,053)
Redemptions (note 3)	(8,368,344)	(7,159,135)	(27,354,704)	(25,771,814)	(20,381,604)	(16,165,941)	(9,167,032)	(8,632,363)
Annuity benefits	(1,179)	(2,812)	(8,881)	(15,705)	(26,213)	(28,010)	(3,893)	(3,351)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(10,604)	(10,887)	(16,726)	108,026	(19,218)	2,891	(4,625)	11,909
Adjustments to maintain reserves	456	2,595	198	7,478	(176)	(1,848)	201	935

Net equity transactions	(11,582,571)	(9,851,323)	(29,411,508)	(29,917,324)	(17,474,945)	(11,164,098)	(11,442,830)	(8,818,438)

Net change in contract owners’ equity	(19,009,075)	(4,867,265)	(27,775,769)	(15,472,816)	(14,241,257)	(402,983)	(14,449,752)	(3,466,576)
Contract owners’ equity beginning of period	42,121,347	46,988,612	140,472,689	155,945,505	84,691,641	85,094,624	45,108,306	48,574,882

Contract owners’ equity end of period	$23,112,272	42,121,347	112,696,920	140,472,689	70,450,384	84,691,641	30,658,554	45,108,306

CHANGES IN UNITS:
Beginning units	2,580,151	3,338,506	13,537,586	16,771,104	4,324,579	4,948,846	3,816,483	4,678,629
Units purchased	200,550	528,792	876,457	1,482,791	670,131	968,291	254,064	598,423
Units redeemed	(960,161)	(1,287,147)	(3,681,345)	(4,716,309)	(1,542,763)	(1,592,558)	(1,246,163)	(1,460,569)

Ending units	1,820,540	2,580,151	10,732,698	13,537,586	3,451,947	4,324,579	2,824,384	3,816,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRI2P		WRLTBP		WRMIC		WRMCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$80,507	50,340	19,895	-	(53,573)	(51,497)	(183,733)	(172,102)
Realized gain (loss) on investments	(1,905,228)	(1,573,378)	4,168	-	180,551	(127,012)	1,152,384	459,753
Change in unrealized gain (loss) on investments	(740,993)	3,713,164	(16,445)	-	(552,173)	1,761,449	(1,829,127)	3,857,811
Reinvested capital gains	-	-	-	-	-	-	572,924	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,565,714)	2,190,126	7,618	-	(425,195)	1,582,940	(287,552)	4,145,462

Equity transactions:
Purchase payments received from contract owners (note 3)	94,686	281,201	45,602	-	140,809	84,125	142,513	257,751
Transfers between funds	(54,708)	2,559	2,902,767	-	(404,028)	856,049	(319,585)	1,758,789
Redemptions (note 3)	(3,782,360)	(3,401,299)	(591,243)	-	(1,062,496)	(928,048)	(3,956,969)	(2,938,549)
Annuity benefits	(11,773)	(10,734)	-	-	(4,331)	(3,038)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,010)	(6,663)	-	-	(1,789)	(2,501)	(4,184)	(4,761)
Adjustments to maintain reserves	46	1,201	(15)	-	(48)	455	(86)	1,312

Net equity transactions	(3,761,119)	(3,133,735)	2,357,111	-	(1,331,883)	7,043	(4,138,311)	(925,457)

Net change in contract owners’ equity	(6,326,833)	(943,609)	2,364,729	-	(1,757,078)	1,589,983	(4,425,863)	3,220,005
Contract owners’ equity beginning of period	19,781,102	20,724,711	-	-	5,641,179	4,051,196	17,915,900	14,695,895

Contract owners’ equity end of period	$13,454,269	19,781,102	2,364,729	-	3,884,101	5,641,179	13,490,037	17,915,900

CHANGES IN UNITS:
Beginning units	1,234,813	1,454,572	-	-	360,541	361,907	1,112,006	1,188,377
Units purchased	155,605	246,740	320,771	-	40,131	143,651	243,149	384,133
Units redeemed	(401,977)	(466,499)	(87,552)	-	(131,145)	(145,017)	(505,158)	(460,504)

Ending units	988,441	1,234,813	233,219	-	269,527	360,541	849,997	1,112,006

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRMMP		WRRESP		WRSTP		WRSCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(311,359)	(351,466)	(35,314)	72,994	(847,410)	(972,461)	(733,076)	(797,455)
Realized gain (loss) on investments	-	-	(1,002,965)	(984,825)	5,972,317	6,513,220	3,350,929	2,261,234
Change in unrealized gain (loss) on investments	-	-	1,405,801	3,303,735	(12,014,698)	576,821	(10,215,660)	15,717,745
Reinvested capital gains	-	-	-	-	2,726,712	2,531,297	568,594	-

Net increase (decrease) in contract owners’ equity resulting from operations	(311,359)	(351,466)	367,522	2,391,904	(4,163,079)	8,648,877	(7,029,213)	17,181,524

Equity transactions:
Purchase payments received from contract owners (note 3)	5,639,323	6,537,559	76,866	131,896	789,729	1,152,207	710,211	728,392
Transfers between funds	19,152,881	12,587,337	(374,273)	(169,346)	(2,257,905)	(3,329,255)	(2,056,650)	(2,185,837)
Redemptions (note 3)	(26,960,393)	(27,698,107)	(2,158,301)	(1,654,464)	(17,368,817)	(14,629,729)	(14,225,533)	(13,046,827)
Annuity benefits	(29,475)	(29,749)	(5,243)	(4,220)	(2,200)	(8,249)	(1,055)	(9,423)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(29,049)	71,218	(3,644)	(3,684)	(13,775)	25,454	(7,988)	66,004
Adjustments to maintain reserves	3,406	5,133	(46)	860	1,426	2,953	208	894

Net equity transactions	(2,223,307)	(8,526,610)	(2,464,641)	(1,698,958)	(18,851,542)	(16,786,619)	(15,580,807)	(14,446,797)

Net change in contract owners’ equity	(2,534,666)	(8,878,076)	(2,097,119)	692,946	(23,014,621)	(8,137,742)	(22,610,020)	2,734,727
Contract owners’ equity beginning of period	29,212,627	38,090,703	10,487,395	9,794,449	83,803,810	91,941,552	75,543,832	72,809,105

Contract owners’ equity end of period	$26,677,961	29,212,627	8,390,276	10,487,395	60,789,189	83,803,810	52,933,812	75,543,832

CHANGES IN UNITS:
Beginning units	2,650,355	3,428,531	733,906	869,687	5,651,827	6,937,432	4,957,025	6,103,814
Units purchased	3,773,046	3,037,076	89,096	166,621	399,763	827,574	346,381	645,189
Units redeemed	(3,970,888)	(3,815,252)	(257,095)	(302,402)	(1,659,407)	(2,113,179)	(1,380,480)	(1,791,978)

Ending units	2,452,513	2,650,355	565,907	733,906	4,392,183	5,651,827	3,922,926	4,957,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	WRSCV		WRVP		SVOF		WFVSCG
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$(51,857)	(94,681)	(214,694)	(165,435)	(4,162)	(2,788)	(98,023)	(77,523)
Realized gain (loss) on investments	(43,492)	(98,232)	951,028	366,368	33,857	28,732	(25,482)	1,223,633
Change in unrealized gain (loss) on investments	(1,117,820)	2,200,472	(5,188,767)	9,574,380	(46,626)	29,648	(418,005)	365,873
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,213,169)	2,007,559	(4,452,433)	9,775,313	(16,931)	55,592	(541,510)	1,511,983

Equity transactions:
Purchase payments received from contract owners (note 3)	128,854	106,476	375,709	777,608	8,808	212	156,757	193,944
Transfers between funds	(48,254)	545,485	(637,182)	(1,467,429)	32,303	(5,866)	(3,589,206)	6,105,837
Redemptions (note 3)	(1,640,589)	(1,677,134)	(12,408,656)	(9,648,710)	(39,193)	(79,934)	(976,029)	(1,056,009)
Annuity benefits	(12,198)	(10,779)	(11,099)	(12,573)	(2,175)	(2,452)	(836)	(784)
Contract maintenance charges (note 2)	-	-	-	-	(61)	(65)	(58)	(49)
Contingent deferred sales charges (note 2)	(1,880)	(3,876)	(5,921)	20,128	-	-	(914)	(659)
Adjustments to maintain reserves	45	1,534	(123)	2,539	1,526	(314)	34	930

Net equity transactions	(1,574,022)	(1,038,294)	(12,687,272)	(10,328,437)	1,208	(88,419)	(4,410,252)	5,243,210

Net change in contract owners’ equity	(2,787,191)	969,265	(17,139,705)	(553,124)	(15,723)	(32,827)	(4,951,762)	6,755,193
Contract owners’ equity beginning of period	9,603,315	8,634,050	62,817,966	63,371,090	291,788	324,615	11,444,285	4,689,092

Contract owners’ equity end of period	$6,816,124	9,603,315	45,678,261	62,817,966	276,065	291,788	6,492,523	11,444,285

CHANGES IN UNITS:
Beginning units	644,275	719,794	4,443,444	5,275,682	20,045	26,804	688,377	358,511
Units purchased	100,136	191,380	421,236	621,343	3,055	1,387	2,282,456	1,653,430
Units redeemed	(212,582)	(266,899)	(1,347,519)	(1,453,581)	(2,630)	(8,146)	(2,558,037)	(1,323,564)

Ending units	531,829	644,275	3,517,161	4,443,444	20,470	20,045	412,796	688,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	NVAGF3		CSIEF3		GVGU		GEF
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$40,952	71,641	22,508	(9,270)	-	34,536	8,033	(5,958)
Realized gain (loss) on investments	(126,856)	34,192	(53,706)	4,440	-	(1,733,405)	1,344,123	472,938
Change in unrealized gain (loss) on investments	52,091	(44,200)	(126,839)	114,790	-	1,366,564	(1,476,223)	178,383
Reinvested capital gains	62,150	34,865	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	28,337	96,498	(158,037)	109,960	-	(332,305)	(124,067)	645,363

Equity transactions:
Purchase payments received from contract owners (note 3)	8,540	16,461	30,392	1,655	-	123,574	2,483	23,764
Transfers between funds	(1,444,499)	697,200	(829,249)	(75,476)	-	(8,183,900)	(6,415,206)	(289,502)
Redemptions (note 3)	(129,731)	(246,363)	(152,497)	(122,425)	-	(927,733)	(673,810)	(1,220,039)
Annuity benefits	-	-	-	-	-	-	(1,742)	(3,212)
Contract maintenance charges (note 2)	-	(2)	(2)	(2)	-	(99)	(65)	(115)
Contingent deferred sales charges (note 2)	(319)	(46)	(234)	(48)	-	(2,235)	(339)	(753)
Adjustments to maintain reserves	(46)	(338)	9	506	-	(152)	9,654	(366)

Net equity transactions	(1,566,055)	466,912	(951,581)	(195,790)	-	(8,990,545)	(7,079,025)	(1,490,222)

Net change in contract owners’ equity	(1,537,718)	563,410	(1,109,618)	(85,830)	-	(9,322,850)	(7,203,092)	(844,859)
Contract owners’ equity beginning of period	1,537,718	974,308	1,109,618	1,195,448	-	9,322,850	7,203,092	8,047,951

Contract owner’s equity end of period	$-	1,537,718	-	1,109,618	-	-	-	7,203,092

CHANGES IN UNITS:
Beginning units	125,863	85,960	98,789	118,233	-	617,366	475,495	586,309
Units purchased	4,995	118,628	29,974	39,993	-	46,767	536	1,764
Units redeemed	(130,858)	(78,725)	(128,763)	(59,437)	-	(664,133)	(476,031)	(112,578)

Ending units	-	125,863	-	98,789	-	-	-	475,495

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GEF3		BF		JARLCS		GVGFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$4,493	(8,220)	-	-	-	96	-	(1,414)
Realized gain (loss) on investments	(807,515)	(1,368,173)	-	-	-	894	-	273,692
Change in unrealized gain (loss) on investments	710,618	1,844,986	-	-	-	(544)	-	(202,660)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(92,404)	468,593	-	-	-	446	-	69,618

Equity transactions:
Purchase payments received from contract owners (note 3)	43,268	143,754	-	(58)	-	11	-	12,558
Transfers between funds	(4,778,668)	(986,988)	-	(7)	-	(6,742)	-	(4,235,395)
Redemptions (note 3)	(287,291)	(989,354)	-	65	-	19	-	(179,724)
Annuity benefits	-	-	-	-	-	(177)	-	(140)
Contract maintenance charges (note 2)	(64)	(203)	-	-	-	-	-	(34)
Contingent deferred sales charges (note 2)	(987)	(2,080)	-	-	-	-	-	(325)
Adjustments to maintain reserves	168	307	-	-	-	6	-	(247)

Net equity transactions	(5,023,574)	(1,834,564)	-	-	-	(6,883)	-	(4,403,308)

Net change in contract owners’ equity	(5,115,978)	(1,365,971)	-	-	-	(6,437)	-	(4,333,690)
Contract owners’ equity beginning of period	5,115,978	6,481,949	-	-	-	6,437	-	4,333,690

Contract owners’ equity end of period	$-	5,115,978	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	252,208	352,465	-	-	-	475	-	331,596
Units purchased	8,919	30,337	-	1,485	-	1	-	17,482
Units redeemed	(261,127)	(130,594)	-	(1,485)	-	(476)	-	(349,078)

Ending units	-	252,208	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVGHS		GVUSL		SGRF		GGTC3
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(11,460)	-	(14,298)	-	-	-	(37,987)
Realized gain (loss) on investments	-	(255,140)	-	(2,607,221)	-	-	-	2,043,904
Change in unrealized gain (loss) on investments	-	494,241	-	2,869,155	-	-	-	(1,758,726)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	227,641	-	247,636	-	-	-	247,191

Equity transactions:
Purchase payments received from contract owners (note 3)	-	151,079	-	39,077	-	(1,159)	-	129,550
Transfers between funds	-	(12,880,293)	-	(6,051,091)	-	824		(11,621,237)
Redemptions (note 3)	-	(920,670)	-	(308,255)	-	(0)	-	(456,715)
Annuity benefits	-	(778)	-	-	-	877	-	298
Contract maintenance charges (note 2)	-	(205)	-	(62)	-	-	-	(124)
Contingent deferred sales charges (note 2)	-	(2,931)	-	(1,155)	-	-	-	(1,469)
Adjustments to maintain reserves	-	(1,375)	-	(73)	-	(542)	-	366

Net equity transactions	-	(13,655,173)	-	(6,321,559)	-	-	-	(11,949,331)

Net change in contract owners’ equity	-	(13,427,532)	-	(6,073,923)	-	-	-	(11,702,140)
Contract owners’ equity beginning of period	-	13,427,532	-	6,073,923	-	-	-	11,702,140

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	1,040,801	-	503,325	-	-	-	1,054,005
Units purchased	-	105,509	-	10,996	-	-	-	155,204
Units redeemed	-	(1,146,310)	-	(514,321)	-	-	-	(1,209,209)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GVUGL		WSCP		AVB		WRLBP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(29,860)	(15,041)	(41,985)	4,571	1,293	-	-

Realized gain (loss) on investments	-	(2,198,108)	642,075	121,503	11,198	(25,010)	-	-
Change in unrealized gain (loss) on investments	-	2,576,510	(918,498)	511,185	(1,919)	38,809	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	348,542	(291,464)	590,703	13,850	15,092	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	51,468	34,713	101,230	281	1,192	-	394
Transfers between funds	-	(7,919,489)	(3,796,969)	(202,190)	(201,043)	(38,417)	-	(515)
Redemptions (note 3)	-	(332,749)	(729,863)	(780,022)	(14,275)	(124,506)	-	(12,042)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(76)	(45)	(94)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,635)	(475)	(563)	-	-	-	12,162
Adjustments to maintain reserves	-	(149)	(166)	(96)	(10)	(0)	-	0

Net equity transactions	-	(8,202,629)	(4,492,805)	(881,735)	(215,047)	(161,731)	-	-

Net change in contract owners’ equity	-	(7,854,087)	(4,784,269)	(291,032)	(201,197)	(146,639)	-	-
Contract owners’ equity beginning of period	-	7,854,087	4,784,269	5,075,301	201,197	347,836	-	-

Contract owners’ equity end of period	$-	-	-	4,784,269	-	201,197	-	-

CHANGES IN UNITS:
Beginning units	-	657,631	387,091	465,051	20,191	37,731	-	-
Units purchased	-	48,568	12,436	13,555	7,085	3,101	-	-
Units redeemed	-	(706,199)	(399,527)	(91,515)	(27,276)	(20,641)	-	-

Ending units	-	-	-	387,091	-	20,191	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	BBCA		GVGU1		GVGF1		GVGH1
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(937)	-	87	-	(2)	-	(63)
Realized gain (loss) on investments	-	(524,360)	-	(10,224)	-	(1,713)	-	(4,216)
Change in unrealized gain (loss) on investments	-	506,384	-	9,323	-	1,776	-	5,196
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(18,913)	-	(814)	-	61	-	917

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,249	-	-	-	-	-	(862)
Transfers between funds	-	(1,089,532)	-	(21,384)	-	(3,863)	-	(67,831)
Redemptions (note 3)	-	(13,956)	-	230	-	90	-	322
Annuity benefits	-	-	-	(40)	-	-	-	195
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	-	(7)	-	1	-	(1)	-	532

Net equity transactions	-	(1,102,246)	-	(21,193)	-	(3,773)	-	(67,643)

Net change in contract owners’ equity	-	(1,121,159)	-	(22,007)	-	(3,712)	-	(66,726)
Contract owners’ equity beginning of period	-	1,121,159	-	22,007	-	3,712	-	66,726

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	93,676	-	1,356	-	294	-	5,321
Units purchased	-	89	-	14	-	-	-	-
Units redeemed	-	(93,765)	-	(1,370)	-	(294)	-	(5,321)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	GGTC		GVUG1		ACVVS2		FALFS
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	(3,345)	-	(1,493)	-	-	-	2,345
Realized gain (loss) on investments	-	10,772	-	(73,314)	-	-	-	(117,852)
Change in unrealized gain (loss) on investments	-	16,283	-	86,661	-	-	-	121,201
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	23,710	-	11,854	-	-	-	5,694

Equity transactions:
Purchase payments received from contract owners (note 3)	-	3,488	-	55,490	-	-	-	1,603
Transfers between funds	-	(920,719)	-	(299,850)	-	(1,077)	-	(184,185)
Redemptions (note 3)	-	(66,498)	-	(6,531)	-	65	-	(10,203)
Annuity benefits	-	464	-	(1,328)	-	681	-	-
Contract maintenance charges (note 2)	-	(49)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(40)	-	-	-	-	-	-
Adjustments to maintain reserves	-	569	-	(11)	-	331	-	(14)

Net equity transactions	-	(982,785)	-	(252,230)	-	-	-	(192,798)

Net change in contract owners’ equity	-	(959,075)	-	(240,376)	-	-	-	(187,104)
Contract owners’ equity beginning of period	-	959,075	-	240,376	-	-	-	187,104

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	318,647	-	21,372	-	-	-	23,209
Units purchased	-	13,228	-	-	-	-	-	221
Units redeemed	-	(331,875)	-	(21,372)	-	-	-	(23,430)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2011 and 2010

	FVMOS		TRLT2		WRMSP
	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	74,613	-	(14)	-	201,336
Realized gain (loss) on investments	-	(136,793)	-	-	-	(671,949)
Change in unrealized gain (loss) on investments	-	87,939	-	-	-	519,714
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	25,759	-	(14)	-	49,101

Equity transactions:
Purchase payments received from contract owners (note 3)	-	325	-	(170)	-	144,122
Transfers between funds	-	(2,969,387)	-	(13,218)	-	(5,628,819)
Redemptions (note 3)	-	(136,639)	-	(53)	-	(164,797)
Annuity benefits	-	-	-	763	-	-
Contract maintenance charges (note 2)	-	(19)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(5)	-	-	-	(510)
Adjustments to maintain reserves	-	(5)	-	106	-	(2)

Net equity transactions	-	(3,105,731)	-	(12,573)	-	(5,650,005)

Net change in contract owners’ equity	-	(3,079,972)	-	(12,587)	-	(5,600,904)
Contract owners’ equity beginning of period	-	3,079,972	-	12,587	-	5,600,904

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	312,243	-	1,107	-	543,845
Units purchased	-	4,914	-	-	-	35,401
Units redeemed	-	(317,157)	-	(1,107)	-	(579,246)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies
(a) Organization and Nature of Operations
The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.
The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.
Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.
(b) The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.
With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:
BB&T FUNDS
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
Sterling Capital Select Equity VIF (BBGI)
BLACKROCK FUNDS
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
DREYFUS CORPORATION FUNDS
Stock Index Fund, Inc. - Initial Shares (DSIF)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
HUNTINGTON TRUST COMPANY
VA International Equity Fund (HVIE)
VA Situs Fund (HVSIT)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
JANUS FUNDS
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)*
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
MASSACHUSETTS FINANCIAL SERVICES CO.
Investors Growth Stock Series - Service Class (MIGSC)*
Mid Cap Growth Series - Service Class (MMCGSC)
New Discovery Series - Service Class (MNDSC)
Value Series - Service Class (MVFSC)
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
MORGAN STANLEY
Core Plus Fixed Income Portfolio - Class I (MSVFI)
Core Plus Fixed Income Portfolio - Class II (MSVF2)
Emerging Markets Debt Portfolio - Class I (MSEM)
International Magnum Portfolio - Class I (MSVIM)*
Mid Cap Growth Portfolio - Class I (MSVMG)
U.S. Real Estate Portfolio - Class I (MSVRE)
NATIONWIDE FUNDS GROUP
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
American Funds NVIT Bond Fund - Class II (GVABD2)
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
American Funds NVIT Growth Fund - Class II (GVAGR2)
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
Federated NVIT High Income Bond Fund - Class I (HIBF)
Federated NVIT High Income Bond Fund - Class III (HIBF3)
NVIT Emerging Markets Fund - Class I (GEM)
NVIT Emerging Markets Fund - Class III (GEM3)
NVIT Emerging Markets Fund - Class VI (GEM6)
NVIT International Equity Fund - Class I (GIG)
NVIT International Equity Fund - Class III (GIG3)
Gartmore NVIT International Equity Fund - Class VI (NVIE6)*
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
NVIT Core Bond Fund - Class I (NVCBD1)
NVIT Core Bond Fund - Class II (NVCBD2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

NVIT Core Plus Bond Fund - Class II (NVLCP2)
NVIT Fund - Class I (TRF)
NVIT Fund - Class II (TRF2)
NVIT Government Bond Fund - Class I (GBF)
NVIT Government Bond Fund - Class II (GBF2)
American Century NVIT Growth Fund - Class I (CAF)
NVIT International Index Fund - Class VIII (GVIX8)
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
NVIT Mid Cap Index Fund - Class I (MCIF)
NVIT Money Market Fund - Class I (SAM)
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)*
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
NVIT Multi-Manager Small Company Fund - Class I (SCF)
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
NVIT Multi-Sector Bond Fund - Class I (MSBF)
NVIT Short Term Bond Fund - Class II (NVSTB2)
NVIT Large Cap Growth Fund - Class I (NVOLG1)
NVIT Large Cap Growth Fund - Class II (NVOLG2)
Templeton NVIT International Value Fund - Class III (NVTIV3)
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
NVIT Real Estate Fund - Class I (NVRE1)
PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
VPS Growth and Income Portfolio - Class B (ALVGIB)
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund - Class I (ACVIG)
VP Income & Growth Fund - Class II (ACVIG2)
VP Inflation Protection Fund - Class II (ACVIP2)
VP International Fund - Class I (ACVI)
VP International Fund - Class III (ACVI3)
VP Mid Cap Value Fund - Class I (ACVMV1)
VP Mid Cap Value Fund - Class II (ACVMV2)*
VP Ultra(R) Fund - Class I (ACVU1)
VP Ultra(R) Fund - Class II (ACVU2)*
VP Value Fund - Class I (ACVV)
VP Vista(SM) Fund - Class I (ACVVS1)*
VP Vista(SM) Fund - Class II (ACVVS2)*
PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND
Appreciation Portfolio - Initial Shares (DCAP)
Appreciation Portfolio - Service Shares (DCAPS)
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*
International Value Portfolio - Initial Shares (DVIV)
PORTFOLIOS OF THE FEDERATED INSURANCE SERIES
Capital Appreciation Fund II - Service Shares (FCA2S)
High Income Bond Fund II - Service Shares (FHIBS)
Quality Bond Fund II - Primary Shares (FQB)
Quality Bond Fund II - Service Shares (FQBS)
PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
VIP Fund - Contrafund Portfolio - Service Class (FCS)
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
VIP Fund - Growth Portfolio - Service Class (FGS)
VIP Fund - Growth Portfolio - Service Class 2 (FG2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - High Income Portfolio - Service Class (FHIS)
VIP Fund - High Income Portfolio - Service Class R (FHISR)
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
VIP Fund - Overseas Portfolio - Service Class (FOS)
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Franklin Income Securities Fund - Class 2 (FTVIS2)
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)*
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
Templeton Foreign Securities Fund - Class 1 (TIF)*
Templeton Foreign Securities Fund - Class 2 (TIF2)*
Templeton Foreign Securities Fund - Class 3 (TIF3)
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
Guardian Portfolio - I Class Shares (AMGP)
International Portfolio - S Class Shares (AMINS)*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
Partners Portfolio - I Class Shares (AMTP)
Regency Portfolio - S Class Shares (AMRS)*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
Socially Responsive Portfolio - I Class Shares (AMSRS)
PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
Global Securities Fund/VA - Class 3 (OVGS3)
Global Securities Fund/VA - Non-Service Shares (OVGS)
Global Securities Fund/VA - Service Class (OVGSS)
High Income Fund/VA - Class 3 (OVHI3)
High Income Fund/VA - Class 4 (OVHI4)*
High Income Fund/VA - Non-Service Shares (OVHI)
High Income Fund/VA - Service Class (OVHIS)*
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
Main Street Fund(R)/VA - Service Class (OVGIS)
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)*
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
Global Strategic Income Fund/VA: Service Shares (OVSBS)
PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
Low Duration Portfolio - Advisor Class (PMVLAD)
Real Return Portfolio - Administrative Class (PMVRRA)
Total Return Portfolio - Administrative Class (PMVTRA)
Total Return Portfolio - Advisor Class (PMVTRD)
PORTFOLIOS OF THE PUTNAM VARIABLE TRUST
Putnam VT Growth and Income Fund - IB Shares (PVGIB)*
Putnam VT International Equity Fund - IB Shares (PVTIGB)*
Putnam VT Voyager Fund - IB Shares (PVTVB)*
PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST
Capital Growth Portfolio - Class II (ACEG2)
Comstock Portfolio - Class II (ACC2)
V.I. Basic Value Fund - Series II (AVBV2)*
V.I. Capital Appreciation Fund - Series I (AVCA)
V.I. Capital Appreciation Fund - Series II (AVCA2)
V.I. Capital Development Fund - Series II (AVCD2)
V.I. Core Equity Fund - Series I (AVGI)
V.I. Core Equity Fund - Series II (AVCE2)
V.I. Equity and Income Fund - Series I (IVKEI1)
V.I. Global Health Care Fund - Series I (IVHS)
V.I. Global Real Estate Fund - Series I (IVRE)
V.I. International Growth Fund - Series I (AVIE)*
PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS
Diversified Stock Fund Class A Shares (VYDS)
ROYCE CAPITAL FUNDS
Micro-Cap Portfolio - Investment Class (ROCMC)
SECURITY BENEFIT LIFE
Series D (Global Series) (SBLD)
Series J (Mid Cap Growth Series) (SBLJ)
Series N (Managed Asset Allocation Series) (SBLN)
Series O (All Cap Value Series) (SBLO)
Series P (High Yield Series) (SBLP)
Series Q (Small Cap Value Series) (SBLQ)
Series V (Mid Cap Value Series) (SBLV)
Series X (Small Cap Growth Series) (SBLX)
Series Y (Select 25 Series) (SBLY)
T. ROWE PRICE
Health Sciences Portfolio - II (TRHS2)
Limited-Term Bond Portfolio - II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
WADDELL & REED, INC.
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
WELLS FARGO FUNDS
Advantage VT Opportunity Fund - Class 2 (SVOF)
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
VT Omega Growth - Class 1 (EVOM)*
*At December 31, 2011, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.
A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.
Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period. This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.
The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
(c) Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.
(d) Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.
(e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
(f) Calculation of Annuity Reserves
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.
(g) Recently Issued Accounting Standards
FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.
In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.
In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.
(h) Subsequent Events
The Company evaluated subsequent events through the date the financial statements were issued with the SEC.
(2) Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.
On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.
The charges above are assessed against each contract by redeeming units.
No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.
The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.
The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract  years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.
Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.
Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(1) Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2) Includes Waddill & Reed Advisors select Reserve product.
(3) Includes NEA Select product.
(4) Includes Key Bank and Paine Weber products.
(5) Available beginning January 2, 2001 or a later date if state law requires.
(6) Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7) Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8) No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9) No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2011.

	Total	BBCMAG	BBGI	MLVGA3	DSIF	DSRG	DSRGS	HVIE

0.95%	$21,156,763	$1,091	$2,704	$81,346	$1,096,601	$141,296	$-	$252
1.00%	7,241,463	-	-	26,670	501,908	66,504	-	306
1.05%	1,417,206	-	1	4,109	105,113	15,195	-	-
1.10%	11,407,550	654	2,264	41,571	370,481	85,488	-	-
1.15%	5,520,213	882	1,322	34,281	202,275	26,878	-	137
1.20%	11,447,674	-	-	108,797	615,157	63,083	-	17
1.25%	2,391,236	355	97	10,816	97,218	11,844	-	83
1.30%	2,041,166	20	1,761	17,728	91,008	7,739	-	-
1.35%	2,624,488	58	160	13,804	135,484	9,956	-	4
1.40%	3,372,964	252	1,601	17,079	104,551	12,512	-	-
1.45%	588,774	438	381	2,242	22,684	1,002	-	-
1.50%	1,255,714	-	-	3,368	26,258	4,125	548	-
1.55%	1,010,982	-	50	5,228	14,477	1,166	-	-
1.60%	1,383,651	1,517	692	7,767	39,213	946	69	-
1.65%	1,358,146	373	18	4,558	24,518	2,561	240	-
1.70%	133,241	2,644	-	640	10,152	300	-	-
1.75%	725,099	-	-	1,596	11,668	2,907	-	-
1.80%	487,389	-	-	3,404	7,425	1,085	-	-
1.85%	168,426	-	-	1,146	2,873	82	-	-
1.90%	115,446	-	-	6,141	469	194	-	-
1.95%	485,528	-	-	2,719	31	-	37	-
2.00%	66,360	-	-	166	282	-	-	-
2.05%	334,548	-	-	865	2,652	1,096	-	-
2.10%	298,785	-	-	174	-	-	366	-
2.15%	49,787	-	-	-	171	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.20%	303,515	-	-	1,628	1,962	145	-	-
2.25%	649,700	-	-	-	13,838	11	-	-
2.35%	22,434	-	-	-	-	-	-	-
2.40%	1,042	-	-	-	-	-	-	-
2.45%	35,577	-	-	-	-	-	308	-
2.50%	24,806	-	-	-	-	-	-	-
2.60%	74,566	-	-	-	-	-	1	-

Totals	$78,194,239	$8,284	$11,051	$397,843	$3,498,469	$456,115	$1,569	$799

	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JAIGS2	JAIGS

0.95%	$1,908	$32,191	$-	$303,861	$47,743	$63,414	$260,159	$193,081
1.00%	2,186	13,225	-	169,149	15,353	41,640	101,970	129,018
1.05%	-	2,101	-	23,071	2,309	6,484	17,535	17,139
1.10%	456	12,905	-	120,876	23,604	14,909	127,566	77,943
1.15%	81	4,344	-	48,489	15,243	6,801	46,098	40,806
1.20%	494	25,071	-	221,140	33,055	29,515	228,113	138,241
1.25%	196	3,684	1,247	37,341	9,081	5,765	35,865	17,592
1.30%	-	7,183	-	58,183	2,742	7,936	20,032	26,179
1.35%	138	3,861	-	41,589	9,986	3,922	45,753	12,273
1.40%	318	5,101	-	40,191	5,161	2,788	39,337	15,509
1.45%	-	114	-	5,382	209	1,444	4,955	2,840
1.50%	-	999	-	23,832	854	1,903	10,654	10,400
1.55%	187	101	-	9,521	1,350	300	6,375	2,516
1.60%	203	2,884	-	12,081	1,367	785	11,647	2,038
1.65%	-	4,272	-	17,858	1,669	543	22,975	3,737
1.70%	-	-	-	2,808	31	173	2,213	449
1.75%	-	21	-	3,370	4,835	15	8,752	1,252
1.80%	-	550	-	4,582	3,806	524	2,609	3,371
1.85%	-	175	-	1,483	352	8	3,516	23
1.90%	-	-	-	1,083	180	12	928	10
1.95%	-	-	-	2,397	-	-	6,102	-
2.00%	-	-	-	357	-	-	331	-
2.05%	-	760	-	3,209	867	374	3,599	-
2.10%	-	-	-	38	37	-	382	-
2.15%	-	-	-	24	-	-	111	-
2.20%	-	1,149	-	187	79	98	1,330	530
2.25%	-	-	-	8,220	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$6,167	$120,691	$1,247	$1,160,322	$179,913	$189,353	$1,008,907	$694,947

	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2	MSEM

0.95%	$-	$-	$-	$127,428	$8,854	$20,917	$-	$37,365
1.00%	-	-	-	31,103	1,554	1,493	-	11,544
1.05%	-	-	-	5,264	186	106	-	2,221
1.10%	-	-	-	35,520	3,227	2,080	-	10,548
1.15%	-	-	-	17,877	1,025	1,806	-	6,306
1.20%	-	-	-	67,013	4,506	7,408	-	19,154
1.25%	2,269	-	-	8,930	158	2,822	507	3,721
1.30%	-	-	-	14,200	1,092	1,383	-	2,243
1.35%	-	-	-	11,389	944	1,029	-	7,318
1.40%	-	-	-	16,496	1,439	1,974	-	4,113
1.45%	-	-	-	3,970	48	-	-	2,091
1.50%	-	3,304	1,547	10,891	714	213	699	439
1.55%	-	-	-	1,350	534	-	-	1,154
1.60%	-	1,001	1,687	7,198	473	227	300	8,059
1.65%	-	5,830	2,424	10,604	179	631	2,050	2,145
1.70%	-	-	-	713	264	11	-	20
1.75%	-	2,511	597	4,399	533	4,897	2,577	3,530
1.80%	-	960	632	2,145	72	197	-	428
1.85%	-	-	-	702	516	301	-	68
1.90%	-	1,565	525	1,809	38	-	-	11
1.95%	-	3,512	3,326	4,504	2,106	6	6,763	-
2.00%	-	198	168	2,148	222	-	-	185
2.05%	-	3,822	2,869	4,406	130	-	68	-
2.10%	-	2,852	1,855	4,597	115	-	-	-
2.15%	-	-	190	1,908	-	-	-	4
2.20%	-	1,465	3,123	5,948	9	-	367	-
2.25%	51	-	-	7,666	-	-	2,637	-
2.35%	-	-	72	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	251	1,101	-	-	-	-
2.50%	-	104	269	873	-	-	-	-
2.60%	-	691	164	151	10	-	818	-

	$2,320	$27,815	$19,699	$412,303	$28,948	$47,501	$16,786	$122,667

	MSVMG	MSVRE	NVAMV1	NVAMV2	GVAAA2	GVABD2	GVAGG2	GVAGR2
0.95%	$-	$5	$452,973	$-	$78,028	$70,513	$66,576	$149,402
1.00%	-	-	153,019	-	38,008	22,619	21,920	34,456
1.05%	-	-	27,285	-	9,584	10,530	4,810	10,895

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.10%	-	-	230,855	-	34,888	19,010	26,960	35,350
1.15%	-	-	108,557	-	20,502	15,650	17,898	24,175
1.20%	22	506	340,361	-	59,136	79,732	49,933	84,656
1.25%	-	276	66,858	-	16,995	5,963	10,587	18,491
1.30%	-	-	57,921	-	30,284	14,718	28,194	40,682
1.35%	-	-	73,161	-	14,050	16,345	9,813	18,405
1.40%	-	-	94,685	-	22,068	15,254	13,687	18,355
1.45%	-	-	9,810	-	3,074	1,286	54	4,530
1.50%	-	28	24,988	14,774	2,489	2,551	1,314	5,437
1.55%	-	-	11,390	-	2,450	1,824	3,960	2,332
1.60%	35	9,779	29,994	1,492	1,317	1,832	3,697	5,902
1.65%	-	-	23,225	5,131	9,287	3,986	8,023	5,851
1.70%	-	-	3,680	-	30	56	-	185
1.75%	973	5,882	9,322	2,839	121	470	1,891	3,655
1.80%	-	-	10,393	4,459	964	1,248	1,058	597
1.85%	-	-	3,968	-	714	49	88	571
1.90%	-	-	500	3,885	68	70	91	89
1.95%	-	-	39	5,910	930	-	78	1,042
2.00%	-	-	1,201	944	462	104	-	-
2.05%	-	-	5,550	4,605	4,385	-	154	732
2.10%	-	-	-	3,571	-	-	-	39
2.15%	-	-	8	688	-	-	1	-
2.20%	-	-	2,747	4,325	4,016	27	17	3
2.25%	-	-	8,481	-	40,147	9,183	-	17,125
2.35%	-	-	-	1,877	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,138	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	662	-	-	-	-

	$1,030	$16,476	$1,750,971	$56,300	$393,997	$293,020	$270,804	$482,957

	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6	GIG	GIG3

0.95%	$41,696	$103,013	$114,018	$4,122	$158,215	$-	$12,451	$69,408
1.00%	12,039	43,431	38,308	2,015	44,735	-	6,145	32,075
1.05%	3,030	13,394	5,378	137	7,884	-	1,623	8,561
1.10%	14,152	32,870	38,319	4,426	55,952	-	4,915	22,936
1.15%	7,369	24,353	20,210	1,968	44,122	-	1,787	11,649
1.20%	30,568	41,874	63,311	1,091	81,067	-	4,444	58,024
1.25%	5,605	8,692	17,698	1,518	16,516	-	1,293	8,300
1.30%	3,657	11,814	19,888	203	11,466	-	1,906	7,797
1.35%	4,476	12,834	15,609	77	22,665	-	862	10,785
1.40%	6,721	10,781	19,781	511	16,391	-	907	6,256
1.45%	57	1,181	1,313	-	2,455	-	105	3,549
1.50%	395	4,986	2,498	268	3,970	3,046	521	4,161
1.55%	1,724	3,609	3,216	17	4,839	-	208	1,677
1.60%	253	6,742	1,915	76	6,647	926	110	6,040
1.65%	2,725	3,296	4,991	457	2,613	1,139	417	805
1.70%	-	892	168	24	932	-	-	125
1.75%	-	9,042	891	-	5,773	907	-	2,699
1.80%	68	4,568	2,011	34	1,816	94	267	757
1.85%	-	601	389	-	3,880	-	187	360
1.90%	128	23	59	-	458	412	-	-
1.95%	17	133	31	-	7,333	1,937	-	172
2.00%	108	-	18	-	357	-	-	65
2.05%	148	21	21	498	509	1,148	34	635
2.10%	-	-	-	-	492	886	-	-
2.15%	-	-	-	-	1	189	-	3
2.20%	22	223	33	-	1,146	3,270	36	1,006
2.25%	17,415	-	-	-	1	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	162	-	-
2.50%	-	-	-	-	-	244	-	-
2.60%	-	-	-	-	-	233	-	-

	$152,373	$338,373	$370,074	$17,442	$502,235	$14,593	$38,218	$257,845

	NVIE6	NVNMO1	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2

0.95%	$-	$269,802	$11,104	$-	$10,291	$23,567	$17,667	$24,998
1.00%	-	129,128	3,958	-	3,652	9,535	5,702	11,309
1.05%	-	32,568	652	-	-	2,868	19	742
1.10%	-	121,210	5,877	-	4,250	17,586	10,974	8,214
1.15%	-	46,064	3,219	-	3,899	4,671	872	756
1.20%	-	124,341	5,941	-	5,256	16,890	7,531	29,864
1.25%	958	23,269	2,246	-	1,274	7,955	3,943	6,073
1.30%	-	31,247	392	-	-	1,728	8,575	2,404
1.35%	-	36,360	1,386	-	326	4,441	6,769	9,088
1.40%	-	24,770	1,258	-	125	7,723	2,102	4,227
1.45%	-	5,183	91	-	-	551	-	321
1.50%	-	7,065	269	-	-	206	1,215	1,767
1.55%	-	6,184	138	-	538	4,795	360	414
1.60%	-	8,285	151	-	-	307	-	8,530
1.65%	-	6,072	529	-	306	2,515	-	535
1.70%	-	1,291	92	-	-	-	-	-
1.75%	-	1,319	67	-	-	83	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.80%	-	2,596	-	-	-	-	2,399	-
1.85%	-	962	-	-	-	-	-	-
1.90%	-	1,701	-	-	-	2,764	-	57
1.95%	-	8	-	-	-	-	-	-
2.00%	-	27	-	-	-	-	-	-
2.05%	-	1,906	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	425	-	42	-	-	-	-
2.25%	-	508	741	-	48	4,807	3,748	7,668
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$958	$882,291	$38,111	$42	$29,965	$112,992	$71,876	$116,967

	NVCMD2	NVCMA2	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2

0.95%	$45,858	$20,250	$23,730	$23,704	$-	$11,822	$488,749	$-
1.00%	33,800	10,133	7,450	14,900	-	4,459	263,733	-
1.05%	780	-	2,873	1,346	-	736	43,496	-
1.10%	26,775	7,159	15,722	8,226	-	4,087	119,619	-
1.15%	20,712	3,687	4,724	5,601	-	3,557	38,660	-
1.20%	43,862	20,760	18,230	18,960	-	15,875	116,288	-
1.25%	8,044	6,920	3,794	1,688	-	683	29,238	-
1.30%	6,284	3,257	4,957	1,868	-	7,784	19,920	-
1.35%	18,430	8,414	6,623	6,047	-	730	19,415	-
1.40%	2,512	-	3,680	7,836	-	2,435	24,439	-
1.45%	1,515	-	-	365	-	-	5,004	-
1.50%	1,744	-	160	463	1,736	151	9,855	1,591
1.55%	593	1,041	-	224	-	29	3,578	-
1.60%	3,387	895	-	1,070	838	453	7,191	768
1.65%	1,401	-	125	376	1,541	821	5,899	2,545
1.70%	-	-	426	513	-	60	1,882	-
1.75%	-	-	17	116	-	86	3,720	554
1.80%	2,877	-	-	-	-	-	1,732	598
1.85%	-	-	1,214	132	-	-	904	-
1.90%	-	-	-	-	-	-	81	-
1.95%	-	-	33	-	3,408	29	52	726
2.00%	-	175	-	-	-	-	31	-
2.05%	-	-	-	-	5,996	-	292	982
2.10%	-	-	-	-	428	-	432	460
2.15%	-	-	-	-	114	-	160	-
2.20%	-	-	-	-	726	236	1,131	579
2.25%	25,314	26,172	2,942	2,822	-	2,345	10,437	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	27	-	-	288
2.50%	-	-	-	-	396	-	-	700
2.60%	-	-	-	-	-	-	-	89

	$243,888	$108,863	$96,700	$96,257	$15,210	$56,378	$1,215,938	$9,880

	GBF	GBF2	CAF	GVIX8	GVIDA	NVDBL2	NVDCA2	GVIDC

0.95%	$786,892	$-	$123,209	$18,926	$116,761	$18,123	$5,727	$132,936
1.00%	313,665	-	66,963	8,950	18,850	5,620	523	22,547
1.05%	69,312	-	18,719	334	10,833	235	-	4,776
1.10%	321,136	-	31,104	16,477	67,356	2,841	1,870	68,056
1.15%	153,285	-	13,867	1,216	25,749	8,531	392	50,024
1.20%	406,648	-	32,266	5,134	70,174	1,500	629	92,706
1.25%	70,470	-	5,149	3,145	58,096	640	890	21,188
1.30%	78,698	-	7,915	839	5,897	2,940	84	13,437
1.35%	87,621	-	5,606	1,849	27,795	183	720	33,673
1.40%	122,075	-	4,429	271	22,385	1,379	-	31,491
1.45%	8,342	-	242	4	5,824	-	-	3,991
1.50%	19,486	28,329	2,422	57	16,836	118	-	31,539
1.55%	25,986	-	1,102	-	6,934	3,317	-	8,323
1.60%	44,788	7,140	1,083	-	14,333	516	-	20,267
1.65%	25,486	18,367	646	66	16,131	-	-	19,903
1.70%	3,032	-	406	-	1,897	-	-	31
1.75%	21,452	8,977	596	-	6,975	-	-	11,275
1.80%	12,333	2,362	239	-	5,469	-	-	3,245
1.85%	3,680	-	-	48	2,138	-	-	4,988
1.90%	93	1,878	-	-	129	-	-	1,052
1.95%	39	13,989	-	-	21,292	-	-	5,931
2.00%	294	97	35	-	64	-	-	3
2.05%	2,718	9,162	37	-	7,932	-	-	4,630
2.10%	2	14,356	-	-	3,080	-	-	10,074
2.15%	213	-	-	-	857	-	-	2,099
2.20%	905	9,734	-	-	8,391	-	-	12,703
2.25%	20,584	-	-	-	3,030	616	1,278	5,157
2.35%	-	164	-	-	-	-	-	291
2.40%	-	-	-	-	-	-	-	-
2.45%	-	2,443	-	-	-	-	-	-
2.50%	-	744	-	-	-	-	-	3,508
2.60%	-	2,635	-	-	10,354	-	-	4,542

	$2,599,235	$120,377	$316,035	$57,316	$555,562	$46,559	$12,113	$624,386

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	GVIDM	GVDMA	GVDMC	MCIF	SAM	NVMIG1	NVMIG3	GVDIV2

0.95%	$612,039	$241,128	$207,999	$327,110	$933,366	$-	$204,526	$-
1.00%	196,975	58,430	46,813	137,078	339,684	-	101,321	-
1.05%	52,706	11,720	10,627	21,687	80,007	-	19,364	-
1.10%	384,918	219,118	125,933	163,243	307,620	133	50,042	-
1.15%	247,928	147,008	64,440	95,594	137,091	13	27,981	-
1.20%	361,139	175,345	98,601	206,646	676,028	-	128,296	-
1.25%	184,779	93,608	45,805	38,275	86,354	-	20,877	30
1.30%	53,770	19,292	14,429	64,381	87,706	-	21,161	-
1.35%	95,520	51,584	28,339	59,903	117,806	-	20,559	-
1.40%	197,424	100,679	49,466	48,481	123,180	-	22,592	-
1.45%	22,217	4,752	5,139	10,641	9,519	-	3,060	-
1.50%	63,298	46,121	34,461	10,001	46,035	-	17,666	-
1.55%	32,236	71,318	15,278	13,775	11,809	-	2,655	-
1.60%	131,735	50,940	30,694	19,447	29,188	-	5,863	-
1.65%	78,084	50,245	31,141	13,821	61,460	-	6,439	-
1.70%	8,415	2,600	5,103	1,929	2,580	-	417	-
1.75%	89,789	26,491	30,544	15,880	32,547	-	1,358	-
1.80%	45,212	12,414	9,540	6,022	18,474	-	3,167	-
1.85%	10,143	8,108	1,515	1,882	3,838	-	684	-
1.90%	6,408	2,611	4,576	496	4,213	-	80	-
1.95%	15,445	25,095	4,991	1,474	9,291	-	815	-
2.00%	4,111	181	1,904	520	922	-	10	-
2.05%	15,251	10,506	10,012	4,469	22,321	-	1,050	-
2.10%	22,303	24,225	16,808	886	6,971	-	-	-
2.15%	7,475	7,014	5,854	216	3,379	-	68	-
2.20%	21,066	19,858	19,814	2,417	5,136	-	690	-
2.25%	81,397	57,915	11,740	5,191	9,765	-	41	-
2.35%	7,104	1,590	312	-	1,157	-	-	-
2.40%	-	994	-	-	-	-	-	-
2.45%	1,303	2,166	1,044	-	427	-	-	-
2.50%	2,454	2,516	3,777	-	-	-	-	-
2.60%	3,233	4,106	5,127	-	2,203	-	-	-

	$3,055,877	$1,549,678	$941,826	$1,271,465	$3,170,077	$146	$660,782	$30

	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2

0.95%	$31,559	$-	$72,709	$-	$25,763	$4,366	$321,934	$-
1.00%	9,442	-	26,500	-	10,830	735	160,236	-
1.05%	3,340	-	2,708	-	1,639	581	23,424	-
1.10%	11,865	-	35,931	-	11,471	1,844	144,616	-
1.15%	11,645	-	31,341	-	9,754	1,207	61,183	-
1.20%	37,191	-	48,294	-	19,347	1,992	174,799	44,340
1.25%	5,137	2,405	11,462	-	3,673	2,379	41,493	-
1.30%	14,881	-	6,633	-	2,678	384	16,026	18,557
1.35%	4,379	-	11,948	-	2,856	668	31,807	13,357
1.40%	3,783	-	13,657	-	5,441	6,842	37,322	7,205
1.45%	237	-	2,209	-	338	214	5,652	145
1.50%	637	1,847	6,111	1,850	1,221	5,519	16,378	765
1.55%	1,217	-	1,795	-	1,910	28	6,881	-
1.60%	2,469	327	10,326	655	7,248	1,403	10,251	32
1.65%	904	1,527	10,285	2,727	962	5,340	18,895	1,969
1.70%	69	-	645	-	155	7	2,112	344
1.75%	1,281	383	5,751	500	1,696	2,542	3,260	223
1.80%	2,085	-	2,902	13	1,566	908	5,117	75
1.85%	783	-	383	-	164	-	854	437
1.90%	-	22	535	266	96	1,004	723	-
1.95%	14	499	2,465	2,697	-	6,385	771	-
2.00%	40	-	413	25	151	213	332	-
2.05%	643	489	2,628	541	8	1,710	3,631	329
2.10%	246	411	1,915	555	-	4,964	220	577
2.15%	-	-	109	-	12	580	215	-
2.20%	802	556	1,926	2,455	1	4,161	3,499	-
2.25%	-	-	3,737	157	4	1,011	4,823	-
2.35%	-	33	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	63	92	34	-	40	-	-
2.50%	-	-	-	-	-	378	-	-
2.60%	-	45	1,807	110	-	4,432	-	-

	$144,649	$8,607	$317,217	$12,585	$108,984	$61,837	$1,096,454	$88,355

	NVMMV2	SCGF	SCGF2	SCVF	SCVF2	SCF	SCF2	MSBF

0.95%	$178,957	$80,958	$-	$373,105	$-	$391,191	$-	$215,271
1.00%	43,986	30,064	-	116,751	-	151,080	-	91,649
1.05%	8,819	4,557	-	16,712	-	22,177	-	15,513
1.10%	115,784	41,131	-	161,732	-	128,152	-	58,527
1.15%	66,127	18,187	-	70,333	-	64,432	-	31,691
1.20%	167,054	61,072	-	206,868	-	208,616	-	126,647
1.25%	25,657	10,365	-	34,220	-	38,732	-	16,875
1.30%	23,612	9,630	-	26,927	-	36,363	-	31,318
1.35%	37,986	14,318	-	48,681	-	36,512	-	27,761

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.40%	46,674	10,836	-	44,733	-	62,415	-	21,280
1.45%	3,386	1,164	-	6,036	-	5,823	-	3,344
1.50%	12,025	2,024	1,111	14,533	3,704	13,838	6,384	17,660
1.55%	7,654	6,746	-	9,408	-	7,281	-	5,344
1.60%	9,753	5,405	49	21,166	850	13,581	3,505	7,100
1.65%	15,369	3,696	830	13,716	2,996	10,967	4,191	21,765
1.70%	2,121	448	-	2,901	-	1,045	-	2,202
1.75%	3,039	5,041	1,243	14,815	1,578	5,502	1,870	10,986
1.80%	9,656	3,314	-	7,541	63	7,767	2,577	7,634
1.85%	781	343	-	2,557	-	1,062	-	3,753
1.90%	588	33	245	430	732	555	2,872	908
1.95%	90	12	1,808	72	1,775	171	3,333	11,811
2.00%	-	28	26	406	91	141	442	65
2.05%	5,835	1,584	956	3,300	749	2,174	2,620	13,139
2.10%	3	-	1,434	-	2,812	83	3,168	3,069
2.15%	4	161	-	196	-	1	404	4
2.20%	768	1,026	574	1,884	2,273	188	4,343	4,757
2.25%	849	-	-	1	-	17	-	-
2.35%	-	-	-	-	111	-	-	106
2.40%	-	-	-	10	-	-	-	-
2.45%	-	-	-	-	-	-	1,912	693
2.50%	-	-	201	-	229	-	686	-
2.60%	-	-	149	-	911	-	864	668

	$786,577	$312,143	$8,626	$1,199,034	$18,874	$1,209,866	$39,171	$751,540

	NVSTB2	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	ALVGIB	ALVPGB

0.95%	$47,865	$1,459,475	$-	$12,677	$60,191	$372,329	$-	$-
1.00%	8,758	652,334	-	2,280	38,053	101,957	-	-
1.05%	1,730	116,473	-	731	8,928	15,606	-	-
1.10%	7,510	492,793	-	7,567	26,715	137,778	-	-
1.15%	10,445	264,255	-	3,742	30,131	65,002	-	-
1.20%	40,719	833,303	-	5,674	52,352	167,767	-	-
1.25%	6,851	160,699	-	2,145	11,511	30,149	163	-
1.30%	2,322	133,045	-	1,494	5,296	21,104	-	-
1.35%	5,518	175,293	-	1,235	14,342	44,335	-	-
1.40%	9,023	206,341	-	933	8,095	35,983	-	-
1.45%	91	33,401	-	155	1,336	8,129	-	-
1.50%	533	56,529	38,066	21	5,226	18,051	4,400	2,054
1.55%	597	29,459	-	101	4,208	7,471	-	-
1.60%	562	59,188	9,886	1,214	2,971	22,870	807	934
1.65%	4,058	58,469	29,249	681	8,004	20,309	4,963	10,463
1.70%	88	9,876	-	190	1,635	1,250	-	-
1.75%	-	27,975	15,703	167	2,502	8,772	203	328
1.80%	5	24,764	9,143	72	2,586	8,969	897	673
1.85%	-	4,857	-	-	3,004	2,451	-	-
1.90%	-	2,590	8,316	-	-	1,050	-	211
1.95%	-	1,901	31,989	5	7,110	7,393	3,789	5,408
2.00%	-	950	1,712	-	32	538	-	-
2.05%	24	8,466	11,168	-	741	4,634	3,169	1,897
2.10%	-	39	19,585	-	829	7,145	1,750	1,680
2.15%	-	11	312	-	-	22	280	-
2.20%	5	5,896	18,983	34	121	7,601	3,326	1,166
2.25%	9,616	55,142	-	-	2,291	158	-	-
2.35%	-	-	2,539	-	-	1,169	-	107
2.40%	-	11	-	-	-	16	-	-
2.45%	-	-	1,701	-	-	273	631	-
2.50%	-	-	915	-	-	886	99	-
2.60%	-	-	3,927	-	-	553	416	302

	$156,320	$4,873,535	$203,194	$41,118	$298,210	$1,121,720	$24,893	$25,223

	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI	ACVI3	ACVMV1	ACVMV2

0.95%	$17,614	$194,951	$-	$230,635	$2,447	$56	$41,283	$-
1.00%	7,232	77,587	-	61,074	108	-	10,717	-
1.05%	221	17,330	-	14,418	-	-	948	-
1.10%	13,913	85,580	-	58,712	11,634	-	13,786	-
1.15%	3,160	40,087	-	35,644	5,508	-	5,921	-
1.20%	12,646	108,673	-	161,038	419	-	29,828	-
1.25%	2,033	19,886	-	21,381	93	-	2,528	3,249
1.30%	1,391	22,186	-	19,211	233	-	4,466	-
1.35%	3,599	24,738	-	40,649	10	-	3,547	-
1.40%	3,670	28,503	-	28,021	21	-	4,508	-
1.45%	261	2,425	-	428	-	-	207	-
1.50%	6,554	7,876	3,582	11,542	-	-	975	-
1.55%	2,784	7,851	-	8,706	-	-	1,208	-
1.60%	1,617	8,113	398	9,867	-	268	2,381	-
1.65%	9,129	10,695	2,851	6,158	3	1	389	-
1.70%	608	192	-	345	-	-	834	-
1.75%	2,096	5,467	1,112	5,508	177	2,148	190	-
1.80%	2,364	8,478	520	5,828	-	-	356	-
1.85%	2,696	792	-	2,077	-	-	923	-
1.90%	2,485	25	517	2,131	-	-	-	-
1.95%	16,965	76	1,079	2,908	-	-	1,359	-
2.00%	24	107	82	120	-	-	-	-
2.05%	3,000	3,214	1,667	794	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.10%	3,875	243	8,443	1,471	-	-	100	-
2.15%	-	29	366	3,017	-	-	-	-
2.20%	4,506	106	1,894	2,262	-	-	484	-
2.25%	14,472	9	-	22,520	-	-	-	5,606
2.35%	413	-	952	209	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	362	-	-	453	-	-	-	-
2.50%	162	-	99	-	-	-	-	-
2.60%	710	-	475	59	-	-	-	-

	$140,562	$675,219	$24,037	$757,186	$20,653	$2,473	$126,938	$8,855

	ACVU1	ACVV	DVSCS	DCAP	DCAPS	DSC	DVIV	FCA2S

0.95%	$-	$2,279	$73,708	$199,750	$-	$101	$576	$-
1.00%	-	20	27,068	87,357	-	-	-	-
1.05%	-	-	2,466	24,029	-	-	-	-
1.10%	-	13,793	38,077	78,602	-	281	78	-
1.15%	-	6,818	21,407	39,509	-	-	11	-
1.20%	-	718	45,403	116,945	-	-	-	-
1.25%	-	364	13,564	18,206	-	51	-	-
1.30%	-	512	7,522	21,076	-	-	-	-
1.35%	-	-	19,073	22,369	-	-	-	-
1.40%	-	-	13,384	29,851	-	112	345	-
1.45%	-	-	3,258	2,957	-	-	-	-
1.50%	-	-	1,326	8,016	3,071	-	-	682
1.55%	-	-	2,328	4,769	-	278	141	-
1.60%	-	-	6,114	6,080	3,207	-	-	1,440
1.65%	-	15	2,047	6,438	4,826	-	-	304
1.70%	-	-	972	1,562	-	-	-	-
1.75%	4,264	-	6,428	1,139	1,899	-	-	-
1.80%	-	-	439	3,780	354	-	-	143
1.85%	-	-	606	116	-	-	-	-
1.90%	-	-	517	7	36	-	-	-
1.95%	-	-	87	-	2,283	-	-	1,505
2.00%	-	-	-	237	42	-	-	-
2.05%	-	-	1,249	2,135	2,630	-	-	2,030
2.10%	-	-	-	214	5,650	-	-	2,122
2.15%	-	-	-	-	-	-	-	133
2.20%	-	-	973	176	1,077	-	-	1,890
2.25%	-	-	9	2,660	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	1,635	-	-	-
2.50%	-	-	-	-	120	-	-	-
2.60%	-	-	-	-	670	-	-	159

	$4,264	$24,519	$288,025	$677,980	$27,500	$823	$1,151	$10,408

	FHIBS	FQB	FQBS	FVSS2	FCS	FNRS2	FEIS

0.95%	$-	$373,996	$-	$-	$12,627	$81,856	$760,314
1.00%	-	97,290	-	-	1,159	38,766	347,936
1.05%	-	25,037	-	-	-	5,289	73,103
1.10%	-	175,527	-	-	83,334	36,384	334,944
1.15%	-	106,701	-	-	32,426	13,677	148,944
1.20%	-	241,523	-	-	3,689	62,247	432,814
1.25%	-	45,036	-	-	1,674	9,645	75,195
1.30%	-	57,207	-	-	3,203	8,580	72,916
1.35%	-	82,192	-	-	39	18,206	101,768
1.40%	-	75,704	-	-	-	14,524	115,925
1.45%	-	9,961	-	-	-	1,832	10,356
1.50%	6,028	11,624	13,588	3,368	-	3,598	27,413
1.55%	-	18,783	-	-	-	4,489	20,139
1.60%	2,102	38,021	4,439	271	-	4,694	41,111
1.65%	5,947	22,055	16,527	2,217	-	2,345	33,206
1.70%	-	2,844	-	-	-	1,278	5,711
1.75%	3,612	33,626	5,389	2,659	-	3,296	18,698
1.80%	778	13,394	728	1,163	-	7,311	13,847
1.85%	-	4,757	-	-	-	2,690	4,339
1.90%	-	-	1,938	-	-	90	599
1.95%	4,504	50	16,050	1,425	-	5,372	3,526
2.00%	434	547	456	51	-	173	409
2.05%	8,526	1,659	13,650	1,620	-	101	6,207
2.10%	6,634	-	8,737	2,099	-	319	176
2.15%	1,021	81	5,188	-	-	1	7
2.20%	2,106	253	4,510	1,242	-	54	1,046
2.25%	-	1,731	-	-	-	-	15,376
2.35%	432	-	467	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	864	-	432	-	-	-	-
2.50%	138	-	230	-	-	-	-
2.60%	462	-	3,231	857	-	-	-

	$43,588	$1,439,599	$95,560	$16,972	$138,151	$326,817	$2,666,025

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2	FGOS

0.95%	$-	$23,410	$-	$25,470	$-	$10,530	$-	$746
1.00%	-	12,815	-	13,319	-	19,394	-	27
1.05%	-	1,509	-	1,720	-	592	-	-
1.10%	-	13,955	-	18,609	-	14,085	-	5,860
1.15%	-	6,231	-	2,469	-	5,315	-	1,154
1.20%	-	21,821	-	18,104	-	8,605	-	52
1.25%	-	522	183	2,724	692	1,568	2,424	3
1.30%	-	10,563	-	638	-	856	-	-
1.35%	-	1,982	-	1,203	-	1,616	-	-
1.40%	-	3,000	-	1,898	-	694	-	-
1.45%	-	99	-	517	-	-	-	-
1.50%	22,566	958	-	2,936	-	-	-	-
1.55%	-	1,096	-	1,131	-	26	-	-
1.60%	4,205	357	-	1,162	-	17	-	-
1.65%	16,522	7,835	-	365	-	24	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	5,970	1,831	-	-	-	-	-	-
1.80%	5,810	123	-	2,711	-	5	-	-
1.85%	-	-	-	557	-	-	-	-
1.90%	7,196	-	-	-	-	-	-	-
1.95%	10,859	-	-	975	-	-	-	-
2.00%	847	-	-	-	-	-	-	-
2.05%	5,771	-	-	796	-	-	-	-
2.10%	12,204	-	-	-	-	-	-	-
2.15%	-	1	-	-	-	-	-	-
2.20%	8,862	-	-	-	-	-	-	-
2.25%	-	-	1,075	-	2,086	-	2,320	-
2.35%	434	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	970	-	-	-	-	-	-	-
2.50%	111	-	-	-	-	-	-	-
2.60%	5,279	-	-	-	-	-	-	-

	$107,606	$108,108	$1,258	$97,304	$2,778	$63,327	$4,744	$7,842

	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2	FOS

0.95%	$569,669	$-	$179,675	$132,790	$233,202	$148,300	$-	$68,241
1.00%	316,258	-	85,905	35,820	61,350	55,750	-	40,035
1.05%	60,517	-	23,307	8,474	13,676	6,144	-	8,733
1.10%	206,700	-	65,826	32,835	60,712	68,328	-	11,439
1.15%	81,755	-	28,655	19,701	40,231	28,367	-	6,033
1.20%	331,956	-	90,903	270,448	171,407	92,384	-	40,507
1.25%	57,646	-	13,546	6,375	17,979	12,157	6,748	6,050
1.30%	62,962	-	20,529	18,860	27,229	13,705	-	5,897
1.35%	52,255	-	19,611	18,970	23,453	21,878	-	2,625
1.40%	52,323	-	14,905	12,843	32,699	22,571	-	2,842
1.45%	6,339	-	1,103	2,229	1,962	4,456	-	1,285
1.50%	24,374	9,679	6,696	2,792	7,949	3,294	16,509	1,955
1.55%	18,486	-	4,360	2,591	5,071	3,526	-	532
1.60%	10,754	2,530	3,819	3,345	7,845	7,928	6,373	264
1.65%	17,911	7,810	4,916	1,915	4,982	15,694	21,944	1,520
1.70%	3,930	-	106	542	1,706	564	-	88
1.75%	10,036	4,104	5,033	863	10,745	1,039	6,420	306
1.80%	7,387	347	2,268	336	3,693	1,689	2,033	196
1.85%	5,108	-	249	326	258	2,019	-	6
1.90%	415	757	-	-	1,246	597	2,877	-
1.95%	6,084	3,245	8	-	95	4,863	14,009	-
2.00%	247	345	-	11	-	107	3,255	-
2.05%	2,478	3,598	42	3	866	2,665	10,074	851
2.10%	382	5,132	3	-	735	310	17,436	-
2.15%	31	-	-	-	-	14	52	-
2.20%	420	7,306	1,422	178	157	1,075	4,730	686
2.25%	3,218	-	-	-	25,544	9	19,497	-
2.35%	-	-	-	-	-	-	569	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	1,321	-	-	-	-	3,117	-
2.50%	-	117	-	-	-	-	1,404	-
2.60%	-	1,710	-	-	-	-	1,642	-

	$1,909,641	$48,001	$572,887	$572,247	$754,792	$519,433	$138,689	$200,091

	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3	TIF2

0.95%	$-	$93,799	$41,757	$120,544	$-	$64,830	$28,702	$-
1.00%	-	31,952	15,692	51,883	-	17,895	14,605	-
1.05%	-	7,431	2,830	12,447	-	2,055	1,200	-
1.10%	-	41,970	17,086	51,236	-	20,366	11,351	-
1.15%	-	19,875	10,214	27,095	-	10,847	4,739	-
1.20%	-	77,874	24,554	132,165	-	39,761	22,037	-
1.25%	-	11,727	5,301	16,900	6,492	11,819	5,937	363
1.30%	-	11,456	4,252	45,055	-	3,296	2,765	-
1.35%	-	13,838	8,592	60,022	-	5,644	7,400	-
1.40%	-	28,459	5,403	24,878	-	6,221	6,214	-
1.45%	-	2,024	909	10,121	-	2,205	2,928	-
1.50%	7,445	3,621	245	6,038	-	867	1,263	-
1.55%	-	2,852	56	2,898	-	1,301	1,592	-
1.60%	6,165	2,939	5,302	5,253	-	3,486	6,952	-
1.65%	15,523	3,889	1,597	26,922	-	1,430	492	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.70%	-	420	287	1,900	-	34	-	-
1.75%	3,424	2,657	1,796	3,665	-	825	1,426	-
1.80%	1,206	2,407	467	6,184	-	821	74	-
1.85%	-	1,153	381	3,447	-	242	101	-
1.90%	2,186	-	-	-	-	-	82	-
1.95%	10,593	66	2	5,681	-	20	81	-
2.00%	1,012	154	-	354	-	-	206	-
2.05%	3,230	504	403	97	-	-	1,417	-
2.10%	5,256	230	-	316	-	-	-	-
2.15%	151	1	-	-	-	-	1	-
2.20%	6,681	523	-	63	-	5	4	-
2.25%	-	-	752	8,027	3,901	-	-	-
2.35%	60	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	1,610	-	-	-	-	-	-	-
2.50%	299	-	-	-	-	-	-	-
2.60%	1,072	-	-	-	-	-	-	-

	$65,913	$361,821	$147,878	$623,191	$10,393	$193,970	$121,569	$363

	TIF3	FTVGI3	FTVFA2	AMTB	AMGP	AMCG	AMTP	AMRS

0.95%	$23,812	$192,950	$11,472	$59,534	$-	$14	$-	$-
1.00%	11,834	63,527	4,990	22,601	-	-	-	-
1.05%	1,535	11,306	431	6,381	-	-	-	-
1.10%	7,745	58,404	3,803	30,199	-	-	2	-
1.15%	4,496	31,254	1,056	25,939	-	-	-	-
1.20%	12,132	129,092	7,466	74,638	-	83	-	-
1.25%	6,286	17,295	1,871	12,523	-	235	-	43
1.30%	13,008	33,457	2,816	12,653	-	-	-	-
1.35%	3,860	30,131	3,635	14,014	-	-	-	-
1.40%	10,831	33,593	2,374	7,946	-	-	-	-
1.45%	275	3,818	531	572	-	-	-	-
1.50%	606	4,876	221	4,924	-	-	-	-
1.55%	487	9,966	404	989	-	-	-	-
1.60%	2,425	5,755	5,357	3,303	522	1,394	421	-
1.65%	364	13,650	441	8,225	-	385	-	-
1.70%	85	4,297	85	41	-	-	-	-
1.75%	1,180	5,765	-	4,319	2,916	3,941	550	-
1.80%	73	3,193	120	2,703	-	-	-	-
1.85%	327	6,167	328	69	-	-	-	-
1.90%	-	-	-	137	-	-	-	-
1.95%	1,096	15,408	1,177	4,171	-	-	-	-
2.00%	-	-	-	695	-	-	-	-
2.05%	-	190	71	424	-	-	-	-
2.10%	38	1,167	38	6,351	-	-	-	-
2.15%	1	-	-	15	-	-	-	-
2.20%	3	125	3	1,523	-	-	-	-
2.25%	-	-	-	5,615	-	-	-	-
2.35%	-	-	-	68	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	125	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$102,499	$675,386	$48,690	$310,697	$3,438	$6,052	$973	$43

	AMFAS	AMSRS	OVGR	OVGS3	OVGS	OVGSS	OVHI3

0.95%	$5,303	$26,284	$3,766	$273,568	$162,610	$-	$7,841
1.00%	1,787	17,219	231	64,343	43,929	-	2,397
1.05%	-	5,080	-	13,753	6,033	-	152
1.10%	1,789	10,272	17,373	116,515	92,354	-	1,921
1.15%	220	2,585	11,743	59,858	41,376	-	1,117
1.20%	1,432	35,506	617	195,561	130,904	-	3,498
1.25%	514	1,555	589	32,565	19,665	-	233
1.30%	581	743	364	29,016	17,236	-	198
1.35%	3,565	643	102	39,797	39,267	-	1,337
1.40%	391	1,546	-	55,377	37,299	-	3,014
1.45%	-	17	-	3,345	2,191	-	518
1.50%	1,467	23	-	18,049	8,272	7,280	98
1.55%	-	380	-	5,288	7,701	-	-
1.60%	1,216	1,220	-	22,064	15,267	2,401	-
1.65%	1,146	486	-	20,568	15,342	4,603	-
1.70%	-	411	-	1,915	601	-	102
1.75%	1,168	1,005	-	12,417	7,650	3,292	79
1.80%	-	28	-	7,580	10,173	4,001	123
1.85%	-	-	-	1,493	672	-	11
1.90%	1,409	251	-	5,016	763	786	-
1.95%	768	-	-	7,110	62	5,708	-
2.00%	324	-	-	1,628	1,751	-	-
2.05%	1,254	103	-	10,880	543	2,644	-
2.10%	144	360	-	5,709	612	3,362	-
2.15%	285	-	-	575	-	989	-
2.20%	293	-	-	8,716	420	3,906	9
2.25%	-	785	4	1	18	-	-
2.35%	-	-	-	183	-	915	-
2.40%	-	-	-	-	11	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.45%	210	216	-	-	1,734	-	204	-
2.50%	-	-	-	-	679	-	-	-
2.60%	134	-	-	-	2,201	-	193	-

	$25,400	$106,718	$7	$34,789	$1,017,504	$662,722	$40,284	$22,648

	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG	OVSBS

0.95%	$215	$-	$324,142	$-	$26,062	$-	$193,190	$-
1.00%	65	-	167,456	-	13,151	-	104,993	-
1.05%	-	-	22,793	-	1,496	-	16,382	-
1.10%	263	-	131,225	-	20,547	-	95,165	-
1.15%	47	-	70,064	-	1,848	-	43,985	-
1.20%	77	-	190,402	-	13,531	-	119,219	-
1.25%	15	317	38,425	-	4,787	2,290	28,767	-
1.30%	122	-	31,084	-	1,085	-	18,988	-
1.35%	-	-	53,874	-	4,972	-	21,974	-
1.40%	30	-	47,514	-	1,812	-	26,909	-
1.45%	-	-	8,999	-	68	-	4,381	-
1.50%	86	-	16,105	9,357	1,818	-	6,886	10,583
1.55%	137	-	7,591	-	1,935	-	2,071	-
1.60%	-	-	7,909	3,129	410	-	6,211	5,272
1.65%	-	-	17,777	12,727	900	-	9,670	22,458
1.70%	-	-	1,571	-	313	-	910	-
1.75%	-	-	10,082	4,899	838	-	1,724	3,812
1.80%	-	-	10,364	1,036	129	-	3,208	441
1.85%	-	-	1,084	-	302	-	669	-
1.90%	-	-	777	1,352	-	-	1,061	1,514
1.95%	-	-	74	3,018	-	-	98	12,038
2.00%	-	-	215	170	-	-	-	81
2.05%	-	-	413	2,241	-	-	70	3,701
2.10%	-	-	-	6,048	-	-	-	6,145
2.15%	-	-	-	-	30	-	-	-
2.20%	-	-	893	2,621	-	-	813	4,490
2.25%	-	-	3,825	-	-	-	11	-
2.35%	-	-	-	552	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	624	-	-	-	1,780
2.50%	-	-	-	-	-	-	-	1,340
2.60%	-	-	-	723	-	-	-	855

	$1,057	$317	$1,164,658	$48,497	$96,034	$2,290	$707,355	$74,510

	PMVFAD	PMVLAD	PMVRRA	PMVTRA	PMVTRD	PVGIB	ACEG2	ACC2

0.95%	$29,552	$104,310	$1,570	$5,278	$8,820	$-	$-	$-
1.00%	10,438	42,592	56	163	4,271	-	-	-
1.05%	1,567	11,765	-	-	33	-	-	-
1.10%	7,915	34,514	5,695	17,947	4,930	-	-	-
1.15%	3,234	23,037	2,368	6,262	3,464	-	-	-
1.20%	18,279	112,891	83	154	1,129	-	-	-
1.25%	1,315	5,423	339	465	69	140	-	-
1.30%	15,789	13,654	493	172	50	-	-	-
1.35%	2,596	12,025	-	-	238	-	-	-
1.40%	8,578	15,365	-	-	583	-	-	-
1.45%	561	795	-	-	1,356	-	-	-
1.50%	176	3,291	-	-	513	-	3,179	19,338
1.55%	1,435	5,325	-	-	900	-	-	-
1.60%	319	11,937	-	-	135	-	1,577	6,718
1.65%	223	3,436	-	-	43	-	1,523	21,446
1.70%	786	986	-	-	428	-	-	-
1.75%	96	2,699	-	-	289	-	1,286	8,363
1.80%	76	4,436	-	-	-	-	1,246	2,679
1.85%	875	1,267	-	-	483	-	-	-
1.90%	-	52	-	-	-	-	2,022	7,599
1.95%	2,961	1,866	-	-	1,629	-	4,619	20,557
2.00%	-	-	-	-	-	-	725	899
2.05%	-	-	-	-	-	-	3,039	5,242
2.10%	283	73	-	-	201	-	1,926	13,768
2.15%	-	-	-	-	-	-	677	2,532
2.20%	7	3,611	-	-	-	-	2,137	8,343
2.25%	-	4,732	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	303
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	618	1,446
2.50%	-	-	-	-	-	-	81	614
2.60%	-	-	-	-	-	-	303	4,142

	$107,061	$420,082	$10,604	$30,441	$29,564	$140	$24,958	$123,989

	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2	IVKEI1	IVHS

0.95%	$-	$63	$656	$4,114	$146	$-	$675	$31
1.00%	-	-	285	1,400	-	-	-	-
1.05%	-	-	-	62	-	-	-	-
1.10%	-	56	538	1,805	258	-	682	972
1.15%	-	347	859	155	-	-	153	61
1.20%	-	-	2,538	3,338	-	-	-	14
1.25%	873	-	408	1,433	-	-	112	96

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

1.30%	-	58	70	28	-	-	35	-
1.35%	-	-	170	2,411	85	-	17	-
1.40%	-	55	153	988	1,729	-	-	-
1.45%	-	-	-	-	256	-	-	-
1.50%	-	-	2,394	1,431	-	1,571	-	-
1.55%	-	-	40	26	1,762	-	138	-
1.60%	-	132	516	-	-	859	-	-
1.65%	-	-	1,705	900	-	730	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	730	101	-	862	-	-
1.80%	-	-	284	117	-	153	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	79	68	-	879	-	-
1.95%	-	-	1,536	190	-	2,969	-	-
2.00%	-	-	-	34	-	-	-	-
2.05%	-	-	453	738	-	1,806	-	-
2.10%	-	-	377	116	-	2,596	-	-
2.15%	-	-	543	165	-	16	-	-
2.20%	-	-	2,182	340	-	318	-	-
2.25%	-	-	270	304	-	-	-	-
2.35%	-	-	245	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	325	161	-	1,398	-	-
2.50%	-	-	-	189	-	119	-	-
2.60%	-	-	100	-	-	376	-	-

	$873	$711	$17,456	$20,614	$4,236	$14,652	$1,812	$1,174

	IVRE	VYDS	ROCMC	SBLD	SBLJ	SBLN	SBLO	SBLP

0.95%	$269	$2,651	$237	$-	$162	$18	$1,626	$477
1.00%	5	8,026	66	-	-	-	102	10
1.05%	-	317	-	-	-	-	-	-
1.10%	2,459	13,581	7,008	1,529	1,006	708	5,982	2,940
1.15%	1,032	1,966	3,524	770	189	418	1,090	478
1.20%	6	8,865	175	109	-	30	750	3
1.25%	94	1,627	45	-	166	58	-	-
1.30%	64	3,203	18	268	65	52	32	158
1.35%	-	430	-	-	-	-	-	-
1.40%	-	791	-	-	-	-	-	-
1.45%	-	118	-	-	-	-	-	-
1.50%	-	503	-	-	-	-	-	-
1.55%	-	522	-	-	-	-	-	-
1.60%	-	2,365	-	-	-	-	-	-
1.65%	-	149	-	-	-	-	-	-
1.70%	-	715	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.80%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$3,929	$45,829	$11,073	$2,676	$1,588	$1,284	$9,582	$4,066

	SBLQ	SBLV	SBLX	SBLY	TRHS2	VWEMR	VWEM

0.95%	$762	$1,786	$57	$-	$20,655	$55,315	$65,181
1.00%	22	115	-	-	6,847	24,780	22,051
1.05%	-	-	-	-	1,669	5,347	4,535
1.10%	6,227	13,273	996	177	3,477	14,358	16,861
1.15%	3,694	7,900	82	1	1,174	5,100	8,727
1.20%	332	795	-	-	8,283	53,677	32,382
1.25%	83	827	-	71	745	3,024	4,076
1.30%	256	145	-	-	1,626	14,911	5,906
1.35%	-	-	-	-	1,956	5,727	3,748
1.40%	-	-	-	-	3,279	5,627	2,177
1.45%	-	-	-	-	2	556	966
1.50%	-	-	-	-	131	870	5,321
1.55%	-	-	-	-	372	1,594	689
1.60%	-	-	-	-	834	589	598
1.65%	-	-	-	-	1,033	855	873
1.70%	-	-	-	-	-	10	160
1.75%	-	-	-	-	1,164	1,165	126
1.80%	-	-	-	-	160	672	288
1.85%	-	-	-	-	20	19	18
1.90%	-	-	-	-	11	34	-
1.95%	-	-	-	-	732	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

2.00%	-	-	-	-	-	-	-
2.05%	-	-	-	-	516	346	685
2.10%	-	-	-	-	130	-	-
2.15%	-	-	-	-	-	-	-
2.20%	-	-	-	-	168	-	617
2.25%	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-
2.60%	-	-	-	-	5	-	-

	$11,376	$24,841	$1,135	$249	$54,989	$194,576	$175,985

	VWHAR	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG

0.95%	$141,939	$66,325	$621,198	$172,248	$343,959	$404,612	$70,609	$31,049
1.00%	69,309	18,940	47,384	5,456	13,641	16,063	1,546	769
1.05%	12,736	4,009	10,919	1,613	3,491	3,659	104	37
1.10%	39,285	17,444	783,850	193,424	354,770	466,987	70,554	51,333
1.15%	22,056	7,319	342,522	95,957	158,353	189,594	35,650	21,693
1.20%	106,866	27,356	106,906	6,969	13,167	14,348	2,250	2,021
1.25%	9,976	1,876	53,843	11,946	24,062	23,614	3,805	2,752
1.30%	22,126	2,965	19,424	3,255	4,021	2,340	740	25
1.35%	16,679	7,408	44,221	8,134	9,926	19,895	4,382	1,374
1.40%	16,825	7,015	166,218	31,793	85,585	64,837	10,976	2,935
1.45%	2,102	-	61,899	12,778	21,875	32,498	5,154	1,162
1.50%	4,736	-	25,366	2,867	10,515	17,865	1,756	242
1.55%	4,435	-	106,763	14,340	32,329	47,222	9,962	7,264
1.60%	3,089	1,217	57,439	13,083	33,198	31,156	8,135	1,514
1.65%	4,026	28	23,684	7,584	11,953	17,896	1,698	847
1.70%	648	42	3,997	742	1,065	185	591	114
1.75%	3,224	-	3,776	1,172	2,233	1,740	-	-
1.80%	5,496	286	8,243	1,577	3,308	3,820	538	1,016
1.85%	2,208	26	6,768	2,090	960	3,414	107	120
1.90%	113	-	130	22	334	215	-	-
1.95%	4,387	-	20,214	1,207	890	1,214	-	-
2.00%	-	-	3,738	324	7,581	1,957	308	279
2.05%	3,377	237	877	4	46	111	11	84
2.10%	408	-	211	39	58	65	-	319
2.15%	-	-	-	80	493	-	-	-
2.20%	1,418	32	688	-	-	-	-	-
2.25%	175	-	224	34	3,184	2,373	9	1
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	5	-	-	-	-	-	-	-

	$497,644	$162,525	$2,520,502	$588,738	$1,140,997	$1,367,680	$228,885	$126,950

	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRLTBP	WRMIC

0.95%	$4,566	$92,568	$424,305	$253,554	$130,668	$57,990	$1,993	$14,677
1.00%	830	1,556	15,036	9,808	2,907	1,012	95	127
1.05%	-	419	2,566	1,536	1,852	55	-	149
1.10%	728	137,725	454,590	306,185	151,938	69,732	5,091	19,182
1.15%	977	47,188	199,017	144,582	52,945	27,805	615	8,164
1.20%	112	6,001	17,627	9,373	6,850	2,543	22	1,546
1.25%	-	5,826	24,826	19,059	5,987	2,964	132	884
1.30%	14	1,098	4,809	2,888	160	298	25	461
1.35%	-	4,378	20,039	8,787	3,793	2,070	317	1,059
1.40%	197	35,440	78,363	46,040	21,703	11,068	512	2,907
1.45%	294	9,156	43,540	14,293	6,037	1,044	27	383
1.50%	169	1,940	22,974	8,924	12,459	1,685	134	87
1.55%	247	34,938	44,248	26,978	16,359	9,325	48	1,013
1.60%	-	8,284	35,080	24,366	7,316	1,829	112	764
1.65%	1	1,831	27,116	3,681	3,176	734	-	14
1.70%	-	515	1,242	692	611	142	-	22
1.75%	-	114	2,181	56	-	72	-	37
1.80%	-	2,143	3,952	2,361	1,059	585	-	-
1.85%	-	2,562	3,858	952	1,372	441	-	1,810
1.90%	-	7	317	113	119	-	-	-
1.95%	-	3,351	1,880	390	2,771	-	-	-
2.00%	-	1,411	1,519	510	2,567	247	-	287
2.05%	-	6	59	15	4	4	-	-
2.10%	-	54	36	-	-	-	-	-
2.15%	-	-	102	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	9	1,775	1,621	17	4,040	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$8,144	$400,286	$1,430,903	$885,160	$436,693	$191,645	$9,123	$53,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF

0.95%	$51,925	$91,452	$23,896	$240,204	$224,129	$22,780	$155,074	$3
1.00%	788	4,165	1,148	5,033	6,057	1,629	986	-
1.05%	437	2,792	33	1,003	1,583	317	831	-
1.10%	62,479	76,244	45,822	305,408	248,972	37,922	212,716	-
1.15%	23,774	62,672	12,206	112,627	105,781	12,643	104,263	-
1.20%	2,987	1,990	1,743	12,127	10,250	1,166	6,231	242
1.25%	3,628	5,534	1,673	10,506	14,212	2,166	8,752	-
1.30%	1,194	2,357	43	2,686	946	281	1,067	-
1.35%	1,817	4,701	3,247	14,133	12,016	2,110	9,602	-
1.40%	12,252	14,998	7,769	52,133	41,612	3,908	36,361	-
1.45%	2,732	6,528	440	7,506	4,738	1,173	22,188	-
1.50%	1,676	6,259	880	9,314	11,776	514	8,069	-
1.55%	6,668	9,105	6,667	39,351	22,233	2,684	18,159	-
1.60%	4,543	14,954	1,955	18,525	11,953	1,743	23,852	1,200
1.65%	3,491	1,144	587	5,955	6,452	437	12,584	16
1.70%	534	358	95	367	509	253	592	-
1.75%	65	-	-	430	209	-	1,014	3,088
1.80%	520	5,810	314	3,280	3,207	37	1,591	-
1.85%	1,235	186	592	2,618	3,375	698	2,571	-
1.90%	5	47	-	104	113	-	146	-
1.95%	71	885	-	2,464	937	-	2,032	-
2.00%	1,000	2,553	37	1,441	981	325	2,258	-
2.05%	4	-	2	6	4	4	27	-
2.10%	-	-	-	64	35	-	51	-
2.15%	-	-	-	58	-	-	74	-
2.20%	-	-	-	-	-	-	-	-
2.25%	862	2,180	100	67	996	-	809	-
2.35%	-	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-

	$184,687	$316,914	$109,249	$847,410	$733,076	$92,790	$631,900	$4,549

	WFVSCG	NVAGF3	CSIEF3	GEF	GEF3	WSCP	AVB

0.95%	$33,241	$1,065	$5,033	$12,603	$7,867	$16,700	$234
1.00%	8,228	422	1,670	6,802	2,514	6,550	-
1.05%	2,476	228	398	1,701	714	4,152	-
1.10%	4,799	263	325	2,813	3,727	707	374
1.15%	3,133	263	1	375	1,525	332	107
1.20%	20,997	1,545	594	4,501	4,448	7,950	-
1.25%	2,533	149	-	1,576	757	950	33
1.30%	1,233	138	-	1,859	1,185	1,350	14
1.35%	3,722	51	15	426	1,248	143	9
1.40%	2,785	234	-	699	829	149	1
1.45%	2	49	-	83	231	40	-
1.50%	1,983	170	-	296	7	-	-
1.55%	1,210	16	-	65	235	7	83
1.60%	515	-	4	142	677	-	-
1.65%	8,784	-	-	303	102	-	-
1.70%	246	2	-	12	45	9	-
1.75%	-	-	1	-	190	-	-
1.80%	27	-	-	437	129	-	-
1.85%	-	-	-	7	86	6	-
1.90%	87	-	-	-	-	-	-
1.95%	2	-	-	-	35	-	-
2.00%	-	-	-	-	-	-	-
2.05%	2,020	-	-	35	119	-	-
2.10%	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-
2.20%	-	-	-	38	21	-	-
2.25%	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-

	$98,023	$4,595	$8,041	$34,773	$26,691	$39,045	$855

(3) Related Party Transactions
The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.
Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2011 and 2010, total transfers to the Account from the fixed account were $57,410,587 and $82,578,286, respectively, and total transfers from the Account to the fixed account were $164,303,670 and $156,242,720, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

For contracts with the Extra Value option, the Company contributed $110 and $908 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.
For guaranteed minimum death benefits, the Company contributed $11,966,193 and $19,125,930 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2011 and 2010, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.
(4) Fair Value Measurement
FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.
In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.
The Account categorizes financial assets recorded at fair value as follows:
• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.
• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.
The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$6,061,634,298	$0	$0	$6,061,634,298
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.
The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)	$10,516	$181,004
Sterling Capital Select Equity VIF (BBGI)	140,210	596,676
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)	14,485,618	4,365,746
Stock Index Fund, Inc. - Initial Shares (DSIF)	24,523,778	76,674,177
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)	2,114,116	7,971,928
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)	640	14,877
VA International Equity Fund (HVIE)	238,155	166,558
VA Situs Fund (HVSIT)	1,386,969	930,055
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)	1,499,320	2,854,969
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)	8,346	39,252
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	4,937,900	33,669,545
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)	6,439,161	10,469,336
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)	61,542	3,336,773
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	2,158,891	35,247,369
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)	1,191,440	13,409,964
Investors Growth Stock Series - Service Class (MIGSC)	1,279	19,632
Mid Cap Growth Series - Service Class (MMCGSC)	2,738	415,244
New Discovery Series - Service Class (MNDSC)	167,442	466,850
Value Series - Service Class (MVFSC)	12,547,501	15,825,294
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)	5,116,934	928,679
Core Plus Fixed Income Portfolio - Class I (MSVFI)	69,473,351	69,998,761
Core Plus Fixed Income Portfolio - Class II (MSVF2)	32,616	81,977
Emerging Markets Debt Portfolio - Class I (MSEM)	791,455	2,674,982
Mid Cap Growth Portfolio - Class I (MSVMG)	186	22,295
U.S. Real Estate Portfolio - Class I (MSVRE)	33,774	238,618
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	4,487,408	40,017,348
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)	151,351	910,620
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	2,386,279	6,758,682
American Funds NVIT Bond Fund - Class II (GVABD2)	2,277,179	7,678,867
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	1,565,783	7,079,706
American Funds NVIT Growth Fund - Class II (GVAGR2)	5,888,431	9,318,263
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	2,260,082	2,836,617
Federated NVIT High Income Bond Fund - Class I (HIBF)	2,615,496	7,812,357
Federated NVIT High Income Bond Fund - Class III (HIBF3)	12,786,078	16,899,081
NVIT Emerging Markets Fund - Class I (GEM)	76,017	510,861
NVIT Emerging Markets Fund - Class III (GEM3)	2,378,684	16,292,020
NVIT Emerging Markets Fund - Class VI (GEM6)	55,724	271,972
NVIT International Equity Fund - Class I (GIG)	7,061,369	1,431,111
NVIT International Equity Fund - Class III (GIG3)	5,604,649	7,091,914
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	56,081	11,081

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	2,892,113	17,822,951
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	2,440,887	1,748,123
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	852	2,600
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	612,450	373,335
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	3,159,518	4,600,276
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	1,220,804	1,263,657
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	7,936,444	7,023,135
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	5,742,577	6,328,357
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	2,606,575	2,368,531
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	2,161,220	1,702,488
NVIT Core Bond Fund - Class I (NVCBD1)	3,746,539	3,000,741
NVIT Core Bond Fund - Class II (NVCBD2)	188,549	98,725
NVIT Core Plus Bond Fund - Class II (NVLCP2)	4,806,422	2,738,704
NVIT Fund - Class I (TRF)	1,542,818	21,940,499
NVIT Fund - Class II (TRF2)	5,697	152,853
NVIT Government Bond Fund - Class I (GBF)	20,874,773	65,721,558
NVIT Government Bond Fund - Class II (GBF2)	262,356	2,608,823
American Century NVIT Growth Fund - Class I (CAF)	3,059,367	6,107,276
NVIT International Index Fund - Class VIII (GVIX8)	5,419,822	1,978,450
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	4,553,113	12,001,191
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	1,495,691	1,040,990
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	168,427	234,718
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	6,580,968	13,677,553
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	5,953,877	57,144,189
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	3,633,453	30,939,223
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	3,980,941	17,880,447
NVIT Mid Cap Index Fund - Class I (MCIF)	6,354,334	26,940,754
NVIT Money Market Fund - Class I (SAM)	155,153,493	178,953,316
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	1,500	1,883
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	1,325,751	11,256,314
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	51	241
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	823,547	3,693,760
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	17,955	117,566
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,902,407	8,821,728
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	13	338,178
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	1,930,254	3,350,364
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	164,299	1,147,515
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	2,147,808	25,319,393
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	350,916	2,251,340
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,216,870	15,704,392
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,484,359	9,578,042
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)	14,028	147,196
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	953,105	24,405,301
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)	18,128	413,581
NVIT Multi-Manager Small Company Fund - Class I (SCF)	714,441	24,171,004
NVIT Multi-Manager Small Company Fund - Class II (SCF2)	89,187	974,577
NVIT Multi-Sector Bond Fund - Class I (MSBF)	7,581,196	18,041,705
NVIT Short Term Bond Fund - Class II (NVSTB2)	4,153,342	9,132,090
NVIT Large Cap Growth Fund - Class I (NVOLG1)	5,022,419	116,789,339
NVIT Large Cap Growth Fund - Class II (NVOLG2)	146,886	3,382,593
Templeton NVIT International Value Fund - Class III (NVTIV3)	1,330,071	1,421,750
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	3,282,463	7,236,636
NVIT Real Estate Fund - Class I (NVRE1)	4,216,653	21,228,647
VPS Growth and Income Portfolio - Class B (ALVGIB)	46,032	285,980
VPS Large Cap Growth Portfolio - Class B (ALVPGB)	11,928	528,720
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)	2,771,828	4,328,852
VP Income & Growth Fund - Class I (ACVIG)	1,937,841	12,966,624
VP Income & Growth Fund - Class II (ACVIG2)	33,206	505,142
VP Inflation Protection Fund - Class II (ACVIP2)	20,731,080	17,549,313
VP International Fund - Class I (ACVI)	173,194	492,029
VP International Fund - Class III (ACVI3)	5,123	20,133
VP Mid Cap Value Fund - Class I (ACVMV1)	4,758,007	3,857,518
VP Mid Cap Value Fund - Class II (ACVMV2)	26,004	82,736
VP Ultra(R) Fund - Class I (ACVU1)	-	13,427
VP Value Fund - Class I (ACVV)	188,911	364,397
VP Value Fund - Class II (ACVV2)	2	414
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	4,556,777	7,187,739
Appreciation Portfolio - Initial Shares (DCAP)	8,918,958	9,908,181
Appreciation Portfolio - Service Shares (DCAPS)	312,492	668,774
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	35,061	73,522
International Value Portfolio - Initial Shares (DVIV)	2,184	15,009
Capital Appreciation Fund II - Service Shares (FCA2S)	3,915	83,068
High Income Bond Fund II - Service Shares (FHIBS)	499,818	742,634
Quality Bond Fund II - Primary Shares (FQB)	7,630,978	27,724,555
Quality Bond Fund II - Service Shares (FQBS)	495,185	1,591,966
Contrafund Portfolio - Service Class 2 (FC2)	-	9,757
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)	33,889	261,918
VIP Fund - Contrafund Portfolio - Service Class (FCS)	333,848	2,137,209
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	7,525,873	10,142,315
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	6,690,892	47,277,675
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)	215,610	1,850,246
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	3,912,459	2,653,259
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)	1,550	10,076
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)	1,868,615	1,789,289
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)	4,040	18,126
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	3,350,389	1,865,963

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)	233,453	270,869
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)	72,342	166,578
VIP Fund - Growth Portfolio - Service Class (FGS)	7,457,569	32,871,164
VIP Fund - Growth Portfolio - Service Class 2 (FG2)	96,221	580,010
VIP Fund - High Income Portfolio - Service Class (FHIS)	3,405,530	13,169,586
VIP Fund - High Income Portfolio - Service Class R (FHISR)	48,241,371	51,574,055
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	10,344,797	21,063,706
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	4,228,857	15,020,612
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)	233,054	2,490,068
VIP Fund - Overseas Portfolio - Service Class (FOS)	290,709	3,990,168
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)	175,832	1,022,167
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	1,666,964	7,756,229
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	578,904	4,371,995
Franklin Income Securities Fund - Class 2 (FTVIS2)	9,607,683	10,974,297
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)	105,051	94,576
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)	11,662,254	19,714,924
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	3,669,175	8,456,694
Templeton Foreign Securities Fund - Class 2 (TIF2)	947	3,486
Templeton Foreign Securities Fund - Class 3 (TIF3)	3,237,278	3,767,282
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	12,636,142	12,159,313
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	1,920,361	2,143,079
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	2,571,833	9,262,614
Guardian Portfolio - I Class Shares (AMGP)	1,006	9,493
International Portfolio - S Class Shares (AMINS)	-	77
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	87,442	249,228
Partners Portfolio - I Class Shares (AMTP)	12,130	21,639
Regency Portfolio - S Class Shares (AMRS)	12	1,112
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	2,483,265	2,864,772
Socially Responsive Portfolio - I Class Shares (AMSRS)	1,997,991	3,139,089
Capital Appreciation Fund/VA - Service Class (OVCAFS)	2	1,656
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	87,503	641,382
Global Securities Fund/VA - Class 3 (OVGS3)	3,147,567	18,896,233
Global Securities Fund/VA - Non-Service Shares (OVGS)	914,540	15,437,055
Global Securities Fund/VA - Service Class (OVGSS)	25,627	752,681
High Income Fund/VA - Class 3 (OVHI3)	1,041,088	2,694,357
High Income Fund/VA - Non-Service Shares (OVHI)	11,078	61,318
High Income Fund/VA - Service Class (OVHIS)	2,617	3,632
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	26,145,154	47,127,022
Main Street Fund(R)/VA - Service Class (OVGIS)	101,947	606,880
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	13,102,994	10,727,417
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)	2,007	36,293
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)	4,406,045	17,581,347
Global Strategic Income Fund/VA: Service Shares (OVSBS)	709,582	1,390,050
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	7,214,686	4,820,409
Low Duration Portfolio - Advisor Class (PMVLAD)	18,026,348	12,973,874
Real Return Portfolio - Administrative Class (PMVRRA)	985,715	665,928
Total Return Portfolio - Administrative Class (PMVTRA)	775,296	976,068
Total Return Portfolio - Advisor Class (PMVTRD)	7,680,911	1,342,819
Putnam VT Growth and Income Fund - IB Shares (PVGIB)	281	1,066
Capital Growth Portfolio - Class II (ACEG2)	103,504	408,611
Comstock Portfolio - Class II (ACC2)	162,546	1,811,290
V.I. Basic Value Fund - Series II (AVBV2)	1,440	6,937
V.I. Capital Appreciation Fund - Series I (AVCA)	2,582	46,932
V.I. Capital Appreciation Fund - Series II (AVCA2)	166,132	223,729
V.I. Capital Development Fund - Series II (AVCD2)	1,527,672	1,365,325
V.I. Core Equity Fund - Series I (AVGI)	20,287	363,443
V.I. Core Equity Fund - Series II (AVCE2)	74,209	232,958
V.I. Equity and Income Fund - Series I (IVKEI1)	288,420	26,752
V.I. Global Health Care Fund - Series I (IVHS)	41,580	62,561
V.I. Global Real Estate Fund - Series I (IVRE)	231,229	241,900
Diversified Stock Fund Class A Shares (VYDS)	48,008	1,105,354
Micro-Cap Portfolio - Investment Class (ROCMC)	150,343	221,106
Series D (Global Series) (SBLD)	38,651	15,222
Series J (Mid Cap Growth Series) (SBLJ)	21,124	35,749
Series N (Managed Asset Allocation Series) (SBLN)	2,280	44,122
Series O (All Cap Value Series) (SBLO)	152,245	414,206
Series P (High Yield Series) (SBLP)	192,178	204,191
Series Q (Small Cap Value Series) (SBLQ)	340,577	458,233
Series V (Mid Cap Value Series) (SBLV)	323,168	632,158
Series X (Small Cap Growth Series) (SBLX)	46,405	79,187
Series Y (Select 25 Series) (SBLY)	13,744	16,399
Blue Chip Growth Portfolio - II (TRBCG2)	1	1
Equity Income Portfolio - II (TREI2)	1,586	2,342
Health Sciences Portfolio - II (TRHS2)	10,423,898	3,793,554
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)	2,093,411	7,973,010
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	540,056	3,514,298
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)	10,355,041	15,601,914
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	735,102	2,762,949
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	5,545,574	57,364,112
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	5,490,805	12,629,514
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	6,876,846	24,340,416
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	5,085,135	29,604,174
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	1,492,661	5,498,133
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	1,849,007	4,634,634
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)	1,837,127	440,542
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	458,597	12,441,507

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	5,308,138	30,985,415
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	11,142,576	23,693,867
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	361,057	12,076,983
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)	1,000,986	4,681,872
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)	3,144,171	767,157
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	333,879	1,719,399
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	2,566,443	6,315,636
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	21,548,037	24,080,186
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	554,767	3,054,707
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	3,109,246	20,081,344
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	1,063,724	16,810,627
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	806,038	2,432,018
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	917,671	13,819,861
Advantage VT Opportunity Fund - Class 2 (SVOF)	108,348	113,670
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	35,408,278	39,917,032
AllianceBernstein NVIT Global Fixed Income Fund - Class III(obsolete) (NVAGF3)	156,581	1,619,578
Credit Suisse Trust- International Equity Flex III Portfolio(obsolete) (CSIEF3)	316,860	1,245,473
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)	44,468	7,116,175
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	145,108	5,164,448
U.S. Equity Flex I Portfolio(obsolete) (WSCP)	138,709	4,646,618
V.I. Basic Balanced Fund - Series I(obsolete) (AVB)	80,028	290,516

Total	$928,919,352	$2,131,042,641

(5)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owner’s equity presented below may not agree to the contract owner’s equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Sterling Capital Strategic Allocation Equity VIF (BBCMAG)
2011	0.95% to 1.70%	50,679	$10.65 to $ 9.86	$517,872	0.76%	-8.20% to -8.89%
2010	0.95% to 1.70%	65,988	11.60 to 10.82	732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
Sterling Capital Select Equity VIF (BBGI)
2011	0.95% to 1.55%	78,794	10.10 to 9.50	779,932	1.01%	-4.94% to -5.52%
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2011	0.95% to 2.20%	2,904,957	12.56 to 12.14	36,272,862	2.51%	-4.55% to -5.76%
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.10 to 12.00	16,061,460	2.54%	21.01% to 19.95%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2011	0.95% to 2.25%	21,028,413	14.54 to 8.07	291,539,265	1.79%	0.91% to -0.41%
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.10	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2011	0.95% to 2.05%	3,319,842	12.16 to 7.50	39,202,256	0.90%	-0.06% to -1.16%
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.70 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2011	1.50% to 2.60%	7,281	10.66 to 9.57	75,087	0.69%	-0.86% to -1.96%
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
VA International Equity Fund (HVIE)
2011	0.95% to 1.20%	7,372	9.04 to 9.01	66,604	1.12%	-12.39% to -12.61%
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	****
VA Situs Fund (HVSIT)
2011	0.95% to 1.60%	35,238	11.09 to 11.00	390,053	0.02%	-1.85% to -2.49%
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	****
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2011	0.95% to 2.20%	724,335	14.89 to 13.51	10,633,454	1.29%	1.19% to -0.08%
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2011	1.25%	4,875	15.23	74,580	2.33%	0.09%
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
2007	1.25%	2,342	13.93	32,613	1.73%	8.90%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2011	0.95% to 2.25%	9,423,318	9.26 to 7.91	85,603,175	0.24%	-7.86% to -9.03%
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.30%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2011	0.95% to 2.20%	816,960	14.17 to 12.54	11,363,182	0.00%	-9.67% to -10.81%
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.60% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.30%
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.90%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2011	0.95% to 2.20%	3,262,667	4.68 to 4.03	15,067,549	0.00%	-9.62% to -10.66%
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.20 to 3.70	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.70 to 2.41	14,382,179	0.09%	-44.50% to -45.21%
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.90%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2011	0.95% to 2.20%	2,777,451	$20.42 to $ 18.06	$55,745,574	0.37%	-32.98% to -33.82%
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.60 to 21.49	111,311,388	0.42%	77.37% to 74.00%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
2007	0.95% to 2.70%	6,157,632	29.30 to 26.59	178,045,971	0.44%	26.85% to 24.76%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2011	0.95% to 2.20%	3,758,384	12.01 to 10.32	44,427,214	0.37%	-32.98% to -33.83%
2010	0.95% to 2.20%	4,560,947	17.92 to 15.60	80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.80% to 24.96%
Investors Growth Stock Series - Service Class (MIGSC)
2011	1.25% to 2.25%	13,950	12.27 to 11.26	170,920	0.26%	-1.88% to -0.88%
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.70	147,243	0.29%	-37.77% to -38.4%
2007	1.25% to 2.25%	20,042	13.07 to 12.50	261,817	0.09%	9.63% to 8.51%
Mid Cap Growth Series - Service Class (MMCGSC)
2011	1.50% to 2.60%	135,789	9.24 to 8.29	1,214,048	0.00%	-7.57% to -8.60%
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.50% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
New Discovery Series - Service Class (MNDSC)
2011	1.50% to 2.60%	58,141	13.43 to 12.05	750,462	0.00%	-11.83% to -12.82%
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.10%
2007	1.50% to 2.60%	114,943	11.90 to 11.17	1,340,506	0.00%	0.71% to -0.42%
Value Series - Service Class (MVFSC)
2011	0.95% to 2.60%	2,989,414	10.37 to 11.74	31,521,123	1.26%	-1.41% to -3.05%
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.80%
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2011	0.95% to 2.60%	491,546	10.48 to 10.19	5,136,625	0.94%	-2.71% to -4.33%
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	****
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2011	0.95% to 1.95%	274,506	11.69 to 11.04	3,167,075	3.46%	4.65% to 3.59%
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.60% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.20%
2007	0.95% to 2.20%	1,037,706	10.90 to 10.62	11,267,437	4.26%	4.45% to 3.14%
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2011	1.50% to 2.60%	62,432	11.65 to 10.57	704,601	3.47%	3.83% to 2.67%
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.90 to 9.29	731,256	4.73%	-11.80% to -12.78%
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
Emerging Markets Debt Portfolio - Class I (MSEM)
2011	0.95% to 2.15%	306,681	27.45 to 27.97	9,974,415	3.54%	6.02% to 4.74%
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
Mid Cap Growth Portfolio - Class I (MSVMG)
2011	1.60% to 1.75%	4,859	9.82 to 9.64	46,886	0.28%	-8.60% to -8.74%
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
U.S. Real Estate Portfolio - Class I (MSVRE)
2011	1.60% to 1.75%	29,336	31.36 to 28.06	884,976	0.83%	4.23% to 4.07%
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.50%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.40%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2011	0.95% to 2.25%	9,880,961	$13.99 to $13.50	$137,560,150	1.55%	-0.31% to -1.61%
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	****
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2011	1.50% to 2.60%	202,068	13.71 to 13.30	2,747,398	1.38%	-1.02% to -2.12%
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2011	0.95% to 2.20%	2,662,323	10.40 to 9.68	27,380,159	1.39%	-0.03% to -1.29%
2010	0.95% to 2.20%	3,070,605	10.40 to 9.81	31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.70%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
American Funds NVIT Bond Fund - Class II (GVABD2)
2011	0.95% to 2.00%	2,054,466	11.65 to 10.96	23,692,513	2.32%	4.72% to 3.62%
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
2007	0.95% to 2.55%	3,680,238	10.68 to 10.40	39,146,057	9.06%	2.00% to 0.37%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2011	0.95% to 2.20%	1,877,500	10.30 to 9.59	19,135,209	0.98%	-10.17% to -11.30%
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.40 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
2007	0.95% to 2.20%	2,609,463	12.20 to 11.95	31,717,801	2.69%	13.27% to 11.84%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2011	0.95% to 2.05%	3,807,910	9.58 to 8.99	36,141,690	0.27%	-5.59% to -6.64%
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2011	0.95% to 2.20%	1,374,546	8.31 to 7.83	11,339,347	0.99%	-3.16% to -4.38%
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
2007	0.95% to 2.00%	537,058	9.83 to 9.76	5,271,094	2.43%	-1.71% to -2.40%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2011	0.95% to 2.20%	1,499,037	18.69 to 14.15	26,996,076	8.19%	2.83% to 1.54%
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2011	0.95% to 2.20%	2,286,315	13.93 to 12.80	31,488,000	7.96%	2.82% to 1.53%
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
NVIT Emerging Markets Fund - Class I (GEM)
2011	0.95% to 2.05%	53,088	20.61 to 18.18	1,074,164	0.64%	-23.11% to -23.96%
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.30 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.40 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
NVIT Emerging Markets Fund - Class III (GEM3)
2011	0.95% to 2.20%	1,447,881	22.60 to 19.99	32,179,315	0.66%	-23.13% to -24.10%
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
NVIT Emerging Markets Fund - Class VI (GEM6)
2011	1.50% to 2.60%	35,349	17.13 to 15.72	588,811	0.43%	-23.75% to -24.60%
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.50% to -58.92%
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT International Equity Fund - Class I (GIG)
2011	0.95% to 2.20%	523,208	$ 10.97 to $ 9.51	$5,662,385	1.69%	-10.62% to -11.75%
2010	0.95% to 1.85%	62,717	12.28 to 11.18	754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.90	799,141	1.41%	-46.57% to -47.06%
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
NVIT International Equity Fund - Class III (GIG3)
2011	0.95% to 2.20%	1,215,140	17.40 to 15.39	20,803,714	1.25%	-10.62% to -11.75%
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2011	1.25%	12,973	6.92	89,837	1.20%	-11.12%
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2011	0.95% to 2.20%	8,487,495	7.82 to 7.46	66,039,952	0.56%	-12.46% to -13.56%
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.80 to 7.60	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	****
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2011	0.95% to 1.75%	381,863	9.39 to 9.11	3,567,543	0.70%	-4.10% to -4.87%
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8.00 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	****
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.06%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2011	0.95% to 1.65%	306,028	8.61 to 8.39	2,622,892	1.96%	-7.27% to -7.92%
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2011	0.95% to 1.90%	806,397	10.07 to 9.72	8,066,520	2.42%	-2.28% to -3.22%
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.90	3,028,279	1.57%	-20.62% to -20.99%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2011	0.95% to 1.80%	581,248	9.45 to 9.15	5,454,426	2.27%	-4.36% to -5.18%
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2011	0.95% to 1.80%	876,996	10.82 to 10.48	9,416,711	2.39%	0.45% to -0.36%
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2011	0.95% to 1.80%	1,828,979	9.76 to 9.46	17,749,205	2.32%	-3.26% to -4.09%
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9.00	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2011	0.95% to 2.00%	715,736	9.10 to 8.75	6,476,071	2.34%	-5.58% to -6.57%
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.50% to -31.86%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2011	0.95% to 1.95%	824,921	10.35 to 9.97	8,482,686	2.57%	-1.22% to -2.21%
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.70 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	****
NVIT Core Bond Fund - Class I (NVCBD1)
2011	0.95% to 1.85%	766,295	11.92 to 11.53	9,086,373	3.14%	5.58% to 4.63%
2010	0.95% to 1.90%	722,330	11.29 to 11.01	8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class II (NVCBD2)
2011	1.50% to 2.50%	79,379	$ 11.57 to $ 11.14	$904,698	2.90%	4.65% to 3.59%
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2011	0.95% to 2.20%	463,061	12.80 to 12.22	5,887,019	2.49%	5.04% to 3.72%
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.80%	****
NVIT Fund - Class I (TRF)
2011	0.95% to 2.20%	8,372,529	12.54 to 8.33	103,533,162	1.12%	-0.42% to -1.68%
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.90% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
2007	0.95% to 2.65%	18,302,786	15.50 to 11.15	279,523,271	1.05%	7.15% to 5.36%
NVIT Fund - Class II (TRF2)
2011	1.50% to 2.60%	45,677	10.72 to 9.61	475,742	0.86%	-1.12% to -2.23%
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
NVIT Government Bond Fund - Class I (GBF)
2011	0.95% to 2.25%	12,293,357	18.93 to 15.34	217,827,584	2.89%	6.24% to 4.85%
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.20%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.70% to 4.84%
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
NVIT Government Bond Fund - Class II (GBF2)
2011	1.50% to 2.60%	438,421	13.72 to 12.31	5,851,405	2.55%	5.40% to 4.23%
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.60	10,524,843	3.10%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.30% to 4.12%
American Century NVIT Growth Fund - Class I (CAF)
2011	0.95% to 2.05%	3,261,287	8.71 to 5.34	27,405,056	0.57%	-1.63% to -2.72%
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.50 to 4.70	29,698,562	0.56%	32.20% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
2007	0.95% to 2.50%	6,528,710	9.34 to 6.06	58,670,198	0.17%	18.40% to 16.62%
NVIT International Index Fund - Class VIII (GVIX8)
2011	0.95% to 1.85%	701,900	7.78 to 7.39	5,423,730	2.82%	-13.68% to -14.46%
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	8.48 to 8.20	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
2007	0.95% to 2.20%	362,329	11.80 to 11.56	4,265,033	1.50%	8.34% to 6.97%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.95% to 2.60%	2,902,862	13.47 to 11.40	38,059,017	1.80%	-4.84% to -6.42%
2010	0.95% to 2.60%	3,478,795	14.16 to 12.19	48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1.00%	26.00% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.90 to 8.79	46,171,625	2.06%	-37.44% to -38.58%
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.20%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2011	0.95% to 1.60%	349,250	12.57 to 12.35	4,375,034	2.15%	-0.07% to -0.73%
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.50	1,477,660	1.94%	15.66% to 15.00%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2011	0.95% to 1.35%	73,171	13.21 to 13.06	963,988	1.97%	-1.87% to -2.27%
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2011	0.95% to 2.60%	3,695,621	13.33 to 11.28	47,923,219	2.43%	1.95% to 0.26%
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.60%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
2007	0.95% to 2.65%	7,077,704	12.40 to 11.20	86,027,776	3.28%	4.37% to 2.60%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2011	0.95% to 2.60%	15,869,278	$12.27 to $ 11.63	$212,855,992	2.11%	-0.99% to -2.63%
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2011	0.95% to 2.60%	7,590,233	13.76 to 11.65	101,570,285	2.00%	-3.05% to -4.67%
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.70 to 11.12	147,623,643	1.20%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.40%
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2011	0.95% to 2.60%	4,970,184	13.81 to 11.69	66,830,206	2.30%	1.09% to -0.59%
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.20 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
NVIT Mid Cap Index Fund - Class I (MCIF)
2011	0.95% to 2.20%	3,748,165	24.78 to 18.56	96,212,301	0.76%	-3.47% to -4.68%
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.70%
NVIT Money Market Fund - Class I (SAM)
2011	0.95% to 2.60%	21,235,532	12.60 to 9.44	256,646,827	0.00%	-0.95% to -2.59%
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2011	1.10% to 1.15%	870	13.65 to 13.63	11,874	1.32%	-10.32% to -10.33%
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.80%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2011	0.95% to 2.25%	6,118,224	8.36 to 7.97	50,889,122	1.26%	-10.23% to -11.40%
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.10 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2011	1.25%	195	10.20	1,990	1.53%	-17.46%
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
2007	1.25%	269	17.49	4,704	1.71%	1.42%
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2011	0.95% to 2.20%	712,738	13.52 to 12.11	9,469,953	1.72%	-16.91% to -17.96%
2010	0.95% to 2.20%	905,151	16.28 to 14.77	14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.60% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.20	21,040,830	1.71%	-46.84% to -47.63%
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2011	1.50% to 2.60%	32,579	8.90 to 8.17	284,539	1.58%	-17.65% to -18.57%
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2011	0.95% to 2.60%	2,538,927	8.94 to 8.41	22,413,289	0.01%	-3.83% to -5.43%
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.30	56,087	0.27%	-36.76% to -37.04%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2011	1.50% to 2.60%	62,261	8.69 to 8.34	533,955	0.00%	-4.68% to -5.74%
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2011	0.95% to 2.25%	806,019	9.75 to 9.53	7,833,141	1.06%	-6.72% to -7.95%
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2011	0.95% to 2.60%	390,315	$ 8.27 to $ 7.78	$3,151,706	0.80%	-6.98% to -8.53%
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.20% to 24.10%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2011	0.95% to 2.25%	9,057,308	9.36 to 8.92	84,331,712	0.00%	-5.14% to -6.38%
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.60% to -38.17%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2011	1.20% to 2.10%	641,306	9.18 to 8.88	5,872,533	0.00%	-5.60% to -6.45%
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2011	0.95% to 2.20%	6,072,780	9.95 to 9.50	59,973,772	0.78%	-3.25% to -4.47%
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2011	0.95% to 2.20%	1,683,899	14.38 to 12.24	23,650,834	0.00%	-1.60% to -2.83%
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.70% to 6.87%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2011	1.50% to 2.60%	39,878	9.75 to 8.74	374,304	0.00%	-2.35% to -3.43%
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.10 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6.00	588,793	0.00%	-47.34% to -47.93%
2007	1.50% to 2.60%	103,133	12.28 to 11.52	1,241,038	0.00%	7.85% to 6.64%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2011	0.95% to 2.40%	3,501,538	23.59 to 16.72	93,191,567	0.44%	-5.97% to -7.34%
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20.00 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16.00 to 13.60	120,429,640	1.07%	-32.80% to -34.17%
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2011	1.50% to 2.60%	67,112	12.92 to 11.59	839,424	0.34%	-6.87% to -7.91%
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.95% to 2.20%	3,983,163	21.84 to 19.24	94,371,306	0.53%	-6.45% to -7.63%
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.10 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2011	1.50% to 2.60%	123,033	14.19 to 12.73	1,690,573	0.48%	-7.21% to -8.25%
2010	1.50% to 2.60%	180,903	15.29 to 13.87	2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.40	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.70	2,575,248	0.59%	-39.28% to -39.96%
2007	1.50% to 2.60%	316,449	15.45 to 14.50	4,795,091	0.00%	0.36% to -0.77%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2011	0.95% to 2.60%	3,529,900	17.45 to 13.94	60,182,019	4.23%	4.55% to 2.81%
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.20% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
2007	0.95% to 2.60%	9,025,394	15.10 to 12.83	133,623,996	3.91%	3.63% to 1.91%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2011	0.95% to 1.65%	998,649	10.67 to 10.40	10,598,447	1.53%	0.34% to -0.37%
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.80	2,054,736	2.36%	-1.20% to -2.03%	****
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2011	0.95% to 2.40%	27,561,260	13.54 to 13.02	371,745,104	0.66%	-3.16% to -4.58%
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.90	1,339,008	0.33%	29.77% to 28.98%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Large Cap Growth Fund - Class II (NVOLG2)
2011	1.50% to 2.60%	708,208	$ 13.25 to $ 12.86	$9,306,722	0.40%	-3.95% to -5.03%
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2011	0.95% to 2.20%	266,383	11.83 to 11.44	3,140,657	2.73%	-13.26% to -14.35%
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2011	0.95% to 2.20%	1,921,900	11.91 to 8.08	22,292,576	1.29%	-3.25% to -4.47%
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
NVIT Real Estate Fund - Class I (NVRE1)
2011	0.95% to 2.60%	9,422,684	9.89 to 9.30	92,615,775	0.85%	5.49% to 3.74%
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	****
VPS Growth and Income Portfolio - Class B (ALVGIB)
2011	1.50% to 2.60%	118,845	11.07 to 9.93	1,270,742	1.10%	4.48% to 3.32%
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2011	1.50% to 2.60%	104,755	10.32 to 9.26	1,049,090	0.09%	-5.19% to -6.25%
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.90% to 10.64%
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2011	0.95% to 2.60%	630,824	9.97 to 14.22	7,161,370	0.28%	-9.49% to -10.99%
2010	0.95% to 2.60%	751,905	11.01 to 15.98	9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.30% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	****
2007	1.50% to 2.60%	301,006	15.88 to 14.90	4,684,007	0.71%	0% to -1.13%
VP Income & Growth Fund - Class I (ACVIG)
2011	0.95% to 2.20%	4,001,635	14.65 to 8.93	55,628,696	1.52%	2.13% to 0.85%
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.50%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.40%
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
VP Income & Growth Fund - Class II (ACVIG2)
2011	1.50% to 2.60%	97,513	11.39 to 10.22	1,068,862	1.26%	1.32% to 0.19%
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
VP Inflation Protection Fund - Class II (ACVIP2)
2011	0.95% to 2.60%	4,977,859	14.47 to 12.51	70,999,847	3.96%	10.69% to 8.85%
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.50 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
2007	0.95% to 2.45%	4,431,444	11.80 to 10.99	51,890,335	4.19%	8.45% to 6.80%
VP International Fund - Class I (ACVI)
2011	0.95% to 1.75%	111,870	14.19 to 10.22	1,570,384	1.36%	-12.88% to -13.58%
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
VP International Fund - Class III (ACVI3)
2011	1.60% to 1.75%	9,402	12.22 to 12.04	113,260	1.38%	-13.45% to -13.58%
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2011	0.95% to 2.20%	958,698	$12.02 to $ 11.18	$11,406,526	1.35%	-1.63% to -2.87%
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
2007	0.95% to 2.70%	1,184,247	10.72 to 12.39	13,140,130	0.91%	-3.24% to -4.90%
VP Mid Cap Value Fund - Class II (ACVMV2)
2011	1.25% to 2.25%	33,862	13.17 to 14.10	461,157	1.16%	-2.07% to -3.06%
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.90%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
VP Ultra(R) Fund - Class I (ACVU1)
2011	1.75%	22,767	10.34	235,497	0.00%	-0.70%
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.30 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.90%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
2007	1.50% to 2.60%	152,411	12.10 to 11.35	1,808,127	0.00%	19.02% to 17.68%
VP Value Fund - Class I (ACVV)
2011	0.95% to 1.65%	108,358	19.11 to 18.37	2,127,340	2.00%	0.05% to -0.65%
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17.00 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.80%
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.90% to -28.71%
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	6.74 to 8.38	6,061,323	0.00%	-49.11% to -49.80%
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
VP Vista(SM) Fund - Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
Small Cap Stock Index Portfolio -Service Shares (DVSCS)
2011	0.95% to 2.25%	1,559,234	15.66 to 13.78	23,990,069	0.63%	-0.39% to -1.70%
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.40	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.30	29,718,594	0.83%	-31.57% to -32.57%
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.60% to -2.91%
Appreciation Portfolio - Initial Shares (DCAP)
2011	0.95% to 2.25%	3,822,632	17.57 to 10.32	63,435,211	1.64%	7.98% to 6.56%
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.10	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
Appreciation Portfolio - Service Shares (DCAPS)
2011	1.50% to 2.60%	111,004	12.84 to 11.52	1,372,470	1.60%	7.11% to 5.92%
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.70	1,765,657	2.67%	20.40% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2011	0.95% to 1.55%	4,774	9.98 to 9.38	46,165	0.39%	-14.66% to -15.18%
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9.00 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.90	123,595	1.08%	-38.19% to -38.56%
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
International Value Portfolio - Initial Shares (DVIV)
2011	0.95% to 1.55%	6,452	13.10 to 12.32	83,013	2.09%	-19.25% to -19.74%
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund II - Service Shares (FCA2S)
2011	1.50% to 2.60%	50,099	$ 10.35 to $ 9.28	$ 496,562	0.47%	-6.92% to -7.96%
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
High Income Bond Fund II - Service Shares (FHIBS)
2011	1.50% to 2.60%	131,217	17.74 to 15.92	2,240,961	8.87%	3.35% to 2.20%
2010	1.50% to 2.60%	154,353	17.17 to 15.58	2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.20% to -28.02%
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
Quality Bond Fund II - Primary Shares (FQB)
2011	0.95% to 2.25%	6,746,552	17.04 to 14.94	112,074,014	5.41%	1.29% to -0.02%
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
Quality Bond Fund II - Service Shares (FQBS)
2011	1.50% to 2.60%	345,820	13.61 to 12.21	4,539,246	5.21%	0.46% to -0.65%
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.70 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
2007	1.50% to 2.60%	1,171,503	18.00 to 16.89	20,703,707	0.75%	15.53% to 14.24%
Fidelity(R) VIP Fund - Value Strategies Portfolio -Service Class 2 (FVSS2)
2011	1.50% to 2.60%	61,512	12.89 to 11.57	769,295	0.67%	-10.40% to -11.40%
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.80% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2011	0.95% to 1.35%	545,334	20.95 to 19.84	11,175,941	0.87%	-3.56% to -3.92%
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.5%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2011	0.95% to 2.20%	2,263,082	9.92 to 9.23	22,325,584	0.76%	-6.10% to -7.28%
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2011	0.95% to 2.25%	14,580,614	14.78 to 10.88	213,749,641	2.23%	-0.10% to -1.41%
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.80% to 26.30%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.40	265,365,034	2.08%	-43.25% to -44.34%
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
VIP Fund -Equity-Income Portfolio - Service Class 2 (FEI2)
2011	1.50% to 2.60%	459,405	11.38 to 10.21	5,066,400	2.05%	-0.85% to -1.96%
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.30	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.30%
2007	1.50% to 2.60%	1,101,407	14.07 to 13.20	15,223,234	1.58%	-0.25% to -1.37%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2011	0.95% to 1.80%	915,875	11.41 to 10.87	10,333,207	2.19%	-1.23% to -2.08%
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2011	1.25% to 2.25%	4,823	12.26 to 11.46	56,041	1.71%	-1.67% to -2.66%
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
2007	1.25%	2,743	12.40	34,024	2.15%	7.06%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2011	0.95% to 1.95%	763,176	$10.88 to $ 10.27	$8,229,065	1.99%	-2.06% to -3.05%
2010	0.95% to 2.05%	767,233	11.11 to 10.54	8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2011	1.25% to 2.25%	11,497	12.23 to 11.43	134,787	1.82%	-2.47% to -3.45%
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.60	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
2007	1.25% to 2.25%	3,382	13.19 to 12.84	43,848	2.13%	8.59% to 7.48%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2011	0.95% to 1.80%	605,991	10.30 to 9.81	6,195,674	2.16%	-3.62% to -4.44%
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.30 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2011	1.25% to 2.25%	26,670	11.92 to 11.13	311,288	1.97%	-4.04% to -5.01%
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.40% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2011	0.95% to 1.20%	65,159	10.58 to 9.92	650,728	0.05%	1.24% to 1.02%
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
VIP Fund - Growth Portfolio - Service Class (FGS)
2011	0.95% to 2.20%	11,526,597	14.14 to 7.92	154,239,022	0.24%	-0.81% to -2.06%
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.60 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2011	1.50% to 2.60%	224,696	10.55 to 9.47	2,294,256	0.12%	-1.53% to -2.63%
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.10% to -48.68%
2007	1.50% to 2.60%	450,197	13.42 to 12.60	5,923,337	0.39%	24.75% to 23.35%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2011	0.95% to 2.20%	3,441,039	13.40 to 10.81	46,947,223	6.15%	2.94% to 1.65%
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%
2007	0.95% to 2.55%	10,440,891	10.92 to 9.73	116,457,034	6.02%	1.68% to 0.06%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2011	0.95% to 2.00%	4,959,858	12.07 to 11.48	59,333,297	7.93%	3.01% to 1.92%
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.30 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	****
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2011	0.95% to 2.05%	4,529,810	14.05 to 12.77	62,756,257	3.03%	6.19% to 5.02%
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.20%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2011	0.95% to 2.20%	3,553,566	10.59 to 9.85	37,259,289	0.13%	-11.56% to -12.68%
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.10	36,894,241	0.64%	38.69% to 36.50%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
2007	0.95% to 2.65%	3,720,767	11.30 to 14.92	43,912,299	0.76%	14.38% to 12.48%
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2011	1.50% to 2.60%	257,566	19.08 to 17.12	4,757,756	0.02%	-12.19% to -13.17%
2010	1.50% to 2.60%	352,256	21.73 to 19.71	7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.60% to 12.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Overseas Portfolio - Service Class (FOS)
2011	0.95% to 2.20%	1,153,475	$12.51 to $ 8.96	$14,432,905	1.18%	-18.01% to -19.05%
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.10	22,758,715	2.28%	-44.40% to -45.10%
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2011	1.50% to 2.60%	239,221	11.79 to 10.57	2,734,899	1.10%	-18.63% to -19.54%
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14.00%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2011	0.95% to 2.20%	1,944,416	12.61 to 11.15	24,106,625	1.18%	-18.09% to -19.12%
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2011	0.95% to 2.05%	774,871	13.73 to 12.32	10,470,435	0.80%	-9.71% to -10.71%
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.50%	55.90% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
2007	0.95% to 2.50%	1,995,932	16.10 to 14.75	31,684,564	0.95%	4.59% to 3.02%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2011	0.95% to 2.20%	4,067,800	12.13 to 11.29	48,728,371	5.83%	1.41% to 0.14%
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.20	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
2007	0.95% to 2.30%	5,243,133	11.45 to 11.20	59,809,002	4.36%	2.77% to 1.41%
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2011	1.25% to 2.25%	55,911	13.26 to 11.61	717,755	1.48%	4.67% to 3.62%
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.50	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2011	0.95% to 1.85%	1,387,527	10.12 to 9.61	14,108,091	0.68%	-4.67% to -5.54%
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.20	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2011	0.95% to 2.15%	715,467	10.60 to 9.89	7,517,269	0.95%	-16.66% to -17.67%
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%
2007	0.95% to 2.30%	1,629,698	13.63 to 19.90	23,911,115	1.70%	27.47% to 25.86%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2011	1.25%	1,784	14.00	24,991	1.65%	-11.75%
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
2007	1.25%	5,496	18.61	102,271	1.90%	14.01%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2011	0.95% to 2.15%	745,150	9.49 to 8.85	7,018,430	1.69%	-11.53% to -12.60%
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.40%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2011	0.95% to 2.20%	3,466,837	15.85 to 14.75	54,408,865	5.60%	-1.77% to -3.01%
2010	0.95% to 2.20%	3,633,038	16.14 to 15.21	58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.20% to 3.38%
2007	0.95% to 2.70%	2,850,554	11.52	32,899,638	2.47%	9.97% to 8.07%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.95% to 1.95%	452,981	9.09 to 8.76	4,084,106	0.01%	-2.48% to -3.46%
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.20%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2011	0.95% to 2.35%	2,113,398	$ 10.75 to $ 9.50	$22,278,758	3.64%	-0.66% to -2.06%
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.30%
Guardian Portfolio - I Class Shares (AMGP)
2011	1.60% to 1.75%	15,702	16.64 to 11.18	184,483	0.47%	-4.49% to -4.64%
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.60% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
2007	0.95% to 2.30%	4,032,425	21.32 to 13.29	80,055,450	0.26%	6.36% to 4.97%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.70%
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2011	1.60% to 1.75%	17,132	19.90 to 14.00	264,073	0.00%	-1.13% to -1.28%
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15.00 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
Partners Portfolio - I Class Shares (AMTP)
2011	1.60% to 1.75%	4,144	13.58 to 10.12	46,304	0.00%	-12.77% to -12.91%
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.40 to 6.90	45,631,990	0.46%	-52.85% to -53.60%
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
Regency Portfolio - S Class Shares (AMRS)
2011	1.25%	244	11.39	2,783	0.35%	-7.87%
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
2007	0.95% to 2.15%	536,697	10.42 to 12.60	5,708,166	0.46%	2.07% to 0.87%
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2011	0.95% to 2.60%	137,510	8.22 to 10.30	1,253,000	0.00%	-2.00% to -3.63%
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2011	0.95% to 2.45%	634,052	13.11 to 11.66	8,224,270	0.31%	-4.00% to -5.45%
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.30%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.90 to 9.09	3,549,018	0.04%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2011	0.95% to 1.35%	178,265	14.88 to 15.48	2,815,319	0.37%	-2.09% to -2.46%
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.80 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
Global Securities Fund/VA - Class 3 (OVGS3)
2011	0.95% to 2.60%	3,682,904	20.03 to 17.32	72,453,662	1.30%	-9.14% to -10.65%
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.60	91,407,219	1.60%	-40.76% to -41.86%
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2011	0.95% to 2.40%	3,666,878	12.75 to 10.73	45,704,064	1.34%	-9.16% to -10.49%
2010	0.95% to 2.40%	4,726,587	14.03 to 11.99	64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.30% to 3.34%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Service Class (OVGSS)
2011	1.50% to 2.60%	125,525	$14.25 to $ 12.79	$1,737,120	1.14%	-9.90% to -10.90%
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
2007	1.50% to 2.60%	370,311	17.20 to 16.14	6,237,525	1.22%	4.48% to 3.31%
High Income Fund/VA - Class 3 (OVHI3)
2011	0.95% to 1.85%	347,539	2.78 to 2.67	956,113	12.28%	-2.81% to -3.69%
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
2007	0.95% to 2.25%	182,957	9.60 to 9.52	1,752,944	0.00%	-4.00% to -4.85%	****
High Income Fund/VA - Non-Service Shares (OVHI)
2011	0.95% to 1.55%	21,860	3.01 to 2.91	64,938	11.64%	-3.26% to -3.85%
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.80%
2008	0.95% to 1.70%	58,162	2.20 to 2.29	128,455	8.37%	-78.88% to -79.10%
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
High Income Fund/VA - Service Class (OVHIS)
2011	1.25%	6,674	3.39	22,593	8.94%	-3.77%
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.50	23,306	7.46%	-78.84%
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2011	0.95% to 2.25%	7,294,295	12.32 to 8.24	93,789,052	0.88%	-0.97% to -2.26%
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.70%
Main Street Fund(R)/VA - Service Class (OVGIS)
2011	1.50% to 2.60%	233,999	11.11 to 9.96	2,533,407	0.61%	-1.81% to -2.90%
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.10	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.30	3,018,113	1.37%	-39.55% to -40.22%
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2011	0.95% to 1.85%	1,204,457	9.72 to 9.23	11,651,166	0.57%	-3.14% to -4.02%
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
Main Street Small- & Mid-Cap Fund(R)/VA - Service Shares (OVSCS)
2011	1.25%	11,138	14.04	156,394	0.41%	-3.60%
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2011	0.95% to 2.25%	4,099,641	12.20 to 4.74	54,135,465	0.00%	0.14% to -1.17%
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
Global Strategic Income Fund/VA: Service Shares (OVSBS)
2011	1.50% to 2.60%	235,323	16.04 to 14.39	3,665,294	2.78%	-0.86% to -1.96%
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.90% to 6.69%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2011	0.95% to 2.20%	790,240	12.68 to 12.25	9,964,732	1.92%	7.39% to 6.04%
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.90 to 10.83	3,876,841	0.81%	8.97% to 8.27%	****
Low Duration Portfolio -Advisor Class (PMVLAD)
2011	0.95% to 2.20%	3,301,266	11.44 to 11.06	37,584,910	1.58%	0.05% to -1.21%
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2011	0.95% to 1.30%	86,160	$14.23 to $ 13.96	$1,216,314	1.96%	10.57% to 10.27%
2010	0.95% to 1.30%	66,930	12.87 to 12.66	855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
Total Return Portfolio - Administrative Class (PMVTRA)
2011	0.95% to 1.30%	189,504	14.38 to 14.10	2,705,068	2.62%	2.64% to 2.25%
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
Total Return Portfolio - Advisor Class (PMVTRD)
2011	0.95% to 2.10%	619,895	10.03 to 9.95	6,207,984	1.64%	0.28% to -0.50%	****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2011	1.25%	950	10.65	10,123	1.25%	-5.83%
2010	1.25%	1,028	11.31	11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.60%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
Capital Growth Portfolio - Class II (ACEG2)
2011	1.50% to 2.60%	113,135	10.45 to 9.38	1,140,716	0.00%	-7.79% to -8.82%
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.90 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
Comstock Portfolio - Class II (ACC2)
2011	1.50% to 2.60%	512,532	11.88 to 10.66	5,900,442	1.36%	-3.57% to -4.65%
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.80% to -4.88%
V.I. Basic Value Fund -Series II (AVBV2)
2011	1.25%	6,785	9.47	64,249	0.61%	-4.60%
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.40	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.10 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.40% to -1.29%
V.I. Capital Appreciation Fund - Series I (AVCA)
2011	0.95% to 1.40%	4,899	9.39 to 8.97	45,091	0.12%	-8.78% to -9.20%
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	9.00 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.10%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2011	0.95% to 2.60%	123,477	7.73 to 8.05	1,014,201	0.00%	-8.99% to -10.50%
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
V.I. Capital Development Fund - Series II (AVCD2)
2011	0.95% to 2.20%	125,245	8.77 to 10.87	1,137,977	0.00%	-8.25% to -9.41%
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
V.I. Core Equity Fund - Series I (AVGI)
2011	0.95% to 1.55%	11,470	13.50 to 12.69	147,542	0.49%	-1.01% to -1.61%
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.30%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
V.I. Core Equity Fund - Series II (AVCE2)
2011	1.50% to 2.50%	63,040	10.48 to 9.89	645,547	0.74%	-1.79% to -2.78%
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
V.I. Equity and Income Fund - Series I (IVKEI1)
2011	0.95% to 1.55%	26,106	9.15 to 9.11	238,623	0.28%	-8.52% to -8.89%	*	***

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Global Health Care Fund - Series I (IVHS)
2011	0.95% to 1.25%	7,570	$11.33 to $ 11.14	$84,962	0.00%	3.00% to 2.67%
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.40%	26.50% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
2007	0.95% to 1.15%	6,191	11.80 to 11.76	72,864	0.00%	10.90% to 10.53%
V.I. Global Real Estate Fund - Series I (IVRE)
2011	0.95% to 1.30%	31,564	9.27 to 9.09	289,925	3.29%	-7.39% to -7.72%
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.60 to 8.49	310,149	0.00%	30.30% to 29.82%
2008	0.95% to 1.30%	32,265	6.60 to 6.54	212,007	5.42%	-45.18% to -45.36%
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.30% to -6.85%
Diversified Stock Fund Class A Shares (VYDS)
2011	0.95% to 1.65%	294,187	11.40 to 10.38	3,264,930	0.64%	-7.71% to -8.36%
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.10 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
2007	0.95% to 2.15%	975,201	14.33 to 12.87	13,517,054	0.67%	8.90% to 7.64%
Micro-Cap Portfolio - Investment Class (ROCMC)
2011	0.95% to 1.25%	75,757	11.18 to 10.99	838,766	2.27%	-12.93% to -13.19%
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.10%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3.00% to 2.64%
Series D (Global Series) (SBLD)
2011	1.10% to 1.30%	26,678	8.60 to 8.50	228,895	0.00%	-16.67% to -16.91%
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.8% to -39.17%
2007	1.10% to 1.30%	15,283	12.50 to 12.46	190,962	0.00%	7.67% to 7.32%
Series J (Mid Cap Growth Series) (SBLJ)
2011	0.95% to 1.30%	15,074	9.03 to 8.85	134,874	0.00%	-5.25% to -5.55%
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
2007	0.95% to 1.30%	6,602	9.13 to 9.08	60,149	0.00%	-11.36% to -11.67%
Series N (Managed Asset Allocation Series) (SBLN)
2011	1.10% to 1.25%	8,621	11.24 to 11.14	96,775	0.00%	-0.44% to -0.63%
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
Series O (All Cap Value Series) (SBLO)
2011	0.95% to 1.20%	76,596	10.18 to 10.04	774,297	0.00%	-5.30% to -5.55%
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7.00	826,269	0.00%	-39.03% to -39.24%
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
Series P (High Yield Series) (SBLP)
2011	0.95% to 1.30%	29,110	14.40 to 14.12	416,021	0.00%	-0.96% to -1.33%
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.20% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
Series Q (Small Cap Value Series) (SBLQ)
2011	0.95% to 1.30%	73,734	12.62 to 12.37	921,474	0.00%	-5.47% to -5.86%
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.80%
2008	0.95% to 1.30%	64,592	7.16 to 7.10	460,344	0.00%	-39.17% to -39.37%
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
Series V (Mid Cap Value Series) (SBLV)
2011	0.95% to 1.30%	165,613	11.70 to 11.47	1,920,046	0.00%	-8.38% to -8.75%
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series X (Small Cap Growth Series) (SBLX)
2011	1.10% to 1.15%	8,735	$ 9.38 to $ 9.36	$81,932	0.00%	-3.10% to -3.01%
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
Series Y (Select 25 Series) (SBLY)
2011	1.10% to 1.25%	1,849	9.01 to 8.93	16,622	0.00%	-5.36% to -5.50%
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.20	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.20% to -7.39%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.40 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.20% to -43.97%
2007	0.95% to 2.20%	1,844,368	11.78 to 13.30	22,155,421	0.10%	11.41% to 10.07%
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	8.81 to 8.46	15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.10 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
Health Sciences Portfolio - II (TRHS2)
2011	0.95% to 2.60%	674,188	11.56 to 11.24	7,772,836	0.00%	9.34% to 7.52%
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	****
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
VIP Trust - Emerging Markets Fund: Class R1 (VWEMR)
2011	0.95% to 2.05%	606,157	21.22 to 19.48	12,704,561	1.14%	-26.46% to -27.28%
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2011	0.95% to 2.20%	475,910	19.62 to 22.95	11,979,501	1.09%	-26.44% to -27.37%
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
2007	0.95% to 2.20%	1,160,958	28.82 to 35.46	42,349,252	0.47%	36.30% to 34.57%
VIP Trust - Global Hard Assets Fund: Class R1 (VWHAR)
2011	0.95% to 2.60%	1,173,183	29.47 to 25.91	34,128,221	1.21%	-17.19% to -18.57%
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.80 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2011	0.95% to 2.05%	354,656	28.78 to 34.08	11,990,469	1.22%	-17.24% to -18.16%
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.95% to 2.25%	8,197,211	22.11 to 18.73	177,547,335	1.05%	-8.09% to -9.29%
2010	0.95% to 2.25%	10,423,052	24.05 to 20.65	245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.50% to -27.59%
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2011	0.95% to 2.25%	3,231,584	14.80 to 12.59	46,983,411	1.52%	2.33% to 0.99%
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2011	0.95% to 2.25%	6,157,959	15.98 to 13.40	96,552,451	2.68%	6.29% to 4.90%
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.80%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2011	0.95% to 2.25%	9,558,169	$ 11.40 to $ 9.89	$107,010,691	0.36%	0.70% to -0.62%
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.70 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2011	0.95% to 2.25%	1,359,638	13.07 to 11.81	17,548,996	1.05%	-5.59% to -6.83%
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1.00%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.40%
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.60% to 14.09%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2011	0.95% to 2.25%	805,071	11.20 to 10.40	8,933,064	0.00%	-9.94% to -11.12%
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.30 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.40 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
Ivy Funds Variable Insurance Portfolios, Inc. - Global Bond (WRGBP)
2011	0.95% to 2.25%	138,156	9.88 to 9.79	1,364,034	2.16%	-1.20% to -2.07%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2011	0.95% to 2.25%	1,820,540	12.86 to 11.79	23,104,191	0.00%	-22.19% to -23.21%
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.30	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2011	0.95% to 2.25%	10,732,698	10.69 to 9.48	112,624,107	0.40%	1.16% to -0.17%
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.30	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.70	151,814,844	0.00%	-36.88% to -37.83%
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2011	0.95% to 2.25%	3,451,947	20.75 to 17.79	70,365,113	7.33%	4.26% to 2.90%
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.70	56,854,592	0.61%	-22.56% to -23.76%
2007	0.95% to 2.50%	5,514,524	15.57 to 13.89	84,027,517	7.66%	2.87% to 1.29%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2011	0.95% to 2.25%	2,824,384	11.05 to 9.45	30,636,295	0.42%	-8.20% to -9.40%
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.70% to -43.62%
2007	0.95% to 2.45%	6,280,053	14.70 to 13.24	89,962,290	0.58%	20.14% to 18.41%
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
2011	0.95% to 2.05%	988,441	13.75 to 12.62	13,427,910	1.56%	-14.70% to -15.65%
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
Ivy Funds Variable Insurance Portfolios, Inc. - Limited-Term Bond (WRLTBP)
2011	0.95% to 1.60%	233,219	10.15 to 10.11	2,364,729	2.12%	1.50% to 1.06%	****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2011	0.95% to 1.85%	269,527	14.56 to 13.58	3,876,651	0.00%	-7.89% to -8.73%
2010	0.95% to 2.00%	360,541	15.81 to 14.73	5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.10 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2011	0.95% to 2.25%	849,997	16.05 to 14.71	13,490,037	0.01%	-1.50% to -2.79%
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.50 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
2007	0.95% to 2.50%	1,245,741	13.63 to 13.10	16,820,762	0.02%	11.54% to 9.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2011	0.95% to 2.25%	2,452,513	11.08 to 9.54	26,589,991	0.02%	-0.93% to -2.22%
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.90	37,949,287	1.07%	0.06% to -1.40%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2011	0.95% to 2.25%	565,907	$14.97 to $ 13.57	$8,362,297	0.76%	4.01% to 2.65%
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to -18.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2011	0.95% to 2.25%	4,392,183	14.10 to 13.25	60,775,633	0.00%	-6.66% to -7.88%
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.80	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
2007	0.95% to 2.50%	9,699,144	14.50 to 14.16	137,088,431	0.00%	23.18% to 21.33%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2011	0.95% to 2.25%	3,922,926	13.73 to 12.31	52,916,173	0.00%	-11.45% to -12.61%
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.30%
2008	0.95% to 2.45%	7,141,914	9.10 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2011	0.95% to 2.05%	531,829	12.93 to 11.87	6,794,860	0.49%	-13.62% to -14.57%
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.50%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%
2007	0.95% to 2.15%	921,499	12.77 to 13.30	12,023,934	0.01%	-5.05% to -6.17%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2011	0.95% to 2.25%	3,517,161	13.24 to 11.50	45,648,129	0.75%	-8.20% to -9.40%
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.40%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53	115,970,544	0.93%	0.92% to -0.55%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2011	1.60% to 1.75%	20,470	12.48 to 12.26	252,377	0.14%	-7.03% to -7.17%
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79	148,802,499	0.62%	5.61% to 3.80%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2011	0.95% to 2.05%	412,796	15.57 to 15.11	6,387,695	0.00%	-5.50% to -6.55%
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	****
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	****
Clover Value Fund II - Service Shares (obsolete) (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
2007	1.50% to 2.60%	43,489	11.46 to 10.76	488,122	1.33%	-11.22% to -12.22%
Credit Suisse Trust-International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.30%	****
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
Gartmore NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
2007	0.95% to 2.20%	930,932	20.25 to 14.04	18,529,122	0.39%	18.75% to 17.25%
Gartmore NVIT Worldwide Leaders Fund -Class III (obsolete) (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.10	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.80% to 17.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	$ 9.29 to $ 10.11	$3,287,420	1.67%	-41.60% to -42.01%
2007	0.95% to 1.65%	429,076	15.90 to 17.44	6,859,987	1.06%	15.48% to 14.66%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
2007	0.95% to 1.25%	189,766	13.07 to 15.58	2,512,874	0.00%	-4.87% to -5.16%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (obsolete) (WRMSP)
2009	0.95% to 1.95%	543,845	10.40 to 10.02	5,600,904	5.50%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	9.64 to 7.70	57,262,331	2.68%	-26.26% to -27.34%
2007	0.95% to 2.40%	8,194,862	13.07 to 10.55	103,890,742	2.20%	3.63% to 2.15%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio -Service Shares (obsolete) (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
Market Opportunity Fund II - Service Shares (obsolete) (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.90 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
Mid Cap Growth VIF (obsolete) (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
2007	1.25%	1,311	18.27	23,954	3.02%	-2.30%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.95% to 2.15%	331,596	13.30 to 12.08	4,332,608	1.10%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.20	4,511,348	2.07%	-46.73% to -47.60%
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.30%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
NVIT Leaders Fund - Class I (obsolete) (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
2007	1.25%	241	16.74	4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (obsolete) (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.10%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51.00% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.20%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
NVIT U.S. Growth Leaders Fund - Class III (obsolete) (GVUGL)
2009	0.95% to 2.60%	657,631	12.17 to 10.65	7,854,087	0.00%	24.60% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9.00	11,674,270	1.12%	-33.84% to -34.81%
2007	0.95% to 2.30%	2,001,101	14.50 to 13.81	28,780,769	0.96%	1.47% to 0.14%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-9
NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.95% to 1.85%	387,091	$12.30 to $ 12.16	$4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	****
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
V.I. Basic Balanced Fund - Series I (obsolete) (AVB)
2010	0.95% to 1.55%	20,191	10.13 to 9.58	201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
2007	0.95% to 2.05%	51,932	11.69 to 10.92	592,270	2.78%	1.23% to 0.14%
V.I. Large Cap Growth Fund - Series I (obsolete) (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.60%
2007	0.95% to 2.05%	46,389	11.73 to 11.51	541,476	0.03%	14.54% to 13.32%
2011	Reserves for annuity contracts in payout phase:			73,413,778
2011	Contract owners equity:			$6,061,567,903
2010	Reserves for annuity contracts in payout phase:			84,463,089
2010	Contract owners equity:			$7,542,257,800
2009	Reserves for annuity contracts in payout phase:			81,634,158
2009	Contract owners equity:			$7,961,391,641
2008	Reserves for annuity contracts in payout phase:			67,678,494
2008	Contract owners equity:			$7,651,606,707
2007	Reserves for annuity contracts in payout phase:			100,490,623
2007	Contract owners equity:			$14,026,009,866

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2012

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2011	2010	2009

Revenues
Policy charges	$ 1,506	$ 1,399	$ 1,245
Premiums	531	484	470
Net investment income	1,844	1,825	1,879
Net realized investment (losses) gains	(1,609)	(236)	454
Other-than-temporary impairment losses
Total other-than-temporary impairment losses	(162)	(394)	(992)
Non-credit portion of loss recognized in other comprehensive income	95	174	417
Net other-than-temporary impairment losses recognized in earnings	(67)	(220)	(575)
Other revenues	3	2	(4)
Total revenues	$ 2,208	3,254	3,469

Benefits and expenses
Interest credited to policyholder account values	$ 1,033	$ 1,056	$ 1,100
Benefits and claims	1,062	873	812
Policyholder dividends	67	78	87
Amortization of deferred policy acquisition costs	76	396	466
Amortization of value of business acquired and other intangible assets	11	18	63
Interest expense	70	55	55
Other expenses, net of deferrals	609	574	579
Total benefits and expenses	$ 2,928	3,050	3,162

(Loss) income before federal income taxes and noncontrolling interests	$ (720)	$ 204	$ 307
Federal income tax (benefit) expense	(382)	24	48
Net (loss) income	$ (338)	$ 180	$ 259
Less: Net loss attributable to noncontrolling interest	(56)	(60)	(52)
Net (loss) income attributable to Nationwide Life Insurane Company	$ (282)	$ 240	$ 311

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2011	2010

Assets
Investments
Fixed maturity securities, available-for-sale	$ 29,201	$ 26,434
Equity securities, available-for-sale	20	42
Mortgage loans, net of allowance	5,748	6,125
Policy loans	1,008	1,088
Short-term investments	1,125	1,062
Other investments	566	558
Total investments	$ 37,668	$ 35,309

Cash and cash equivalents	49	337
Accrued investment income	560	459
Deferred policy acquisition costs	4,425	3,973
Value of business acquired	238	259
Goodwill	200	200
Other assets	4,348	1,985
Separate account assets	65,194	64,875
Total assets	$ 112,682	$ 107,397

Liabilities and Equity
Liabilities
Future policy benefits and claims	$ 35,252	$ 32,676
Short-term debt	777	300
Long-term debt	991	978
Other liabilities	4,316	2,429
Separate account liabilities	65,194	64,875
Total liabilities	$ 106,530	$ 101,258

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,459	3,741
Accumulated other comprehensive income	626	321
Total shareholder's equity	$ 5,807	$ 5,784
Noncontrolling interest	345	355
Total equity	$ 6,152	$ 6,139
Total liabilities and equity	$ 112,682	$ 107,397

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Changes in Equity
(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of adoption of accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income	-	-	-	1,345	1,345	-	1,345
Total comprehensive income (loss)	-	-	311	1,345	1,656	(52)	1,604
Change in noncontrolling interest	-	-	-	-	-	(13)	(13)
Other, net	-	-	(3)	-	(3)	-	(3)

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of adoption of accounting principle, net of taxes	-	-	(9)	9	-	46	46
Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income	-	-	-	578	578	-	578
Total comprehensive income (loss)	-	-	240	578	818	(60)	758
Change in noncontrolling interest	-	-	-	-	-	18	18

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

Comprehensive loss:
Net loss	-	-	(282)	-	(282)	(56)	(338)
Other comprehensive income	-	-	-	305	305	-	305
Total comprehensive income (loss)	-	-	(282)	305	23	(56)	(33)
Change in noncontrolling interest	-	-	-	-	-	46	46

Balance as of December 31, 2011	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345	$ 6,152

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES (a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2011	2010	2009

Cash flows from operating activities:
Net (loss) income	$ (338)	$ 180	$ 259
Adjustments to net (loss) income
Net realized investment losses (gains)	1,609	236	(454)
Net other-than-temporary impairment losses recognized in earnings	67	220	575
Interest credited to policyholder accounts	1,033	1,056	1,100
Capitalization of deferred policy acquisition costs	(741)	(634)	(513)
Amortization of deferred policy acquisition costs	76	396	466
Amortization and depreciation	48	(2)	51
Deferred tax (benefit) expense	(437)	115	(117)
Changes in:
Policy liabilities	(608)	(579)	(725)
Other, net	(632)	(302)	(30)
Net cash provided by operating activities	$ 77	$ 686	$ 612

Cash flows from investing activities:
Proceeds from maturity of available-for-sale securities	$ 2,705	$ 3,251	$ 3,889
Proceeds from sale of available-for-sale securities	1,585	2,168	4,211
Proceeds from sales/repayments of mortgage loans	1,124	996	773
Purchases of available-for-sale securities	(6,176)	(5,910)	(9,206)
Issuance and purchases of mortgage loans	(751)	(373)	(36)
Net (increase) decrease in short-term investments	(61)	(44)	1,910
Collateral received (paid), net	359	(23)	(869)
Other, net	104	(29)	208
Net cash (used in) provided by investing activities	$ (1,111)	$ 36	$ 880

Cash flows from financing activities:
Net change in short-term debt	$ 477	$ 150	$ (100)
Proceeds from issuance of long-term debt	13	272	-
Investment and universal life insurance product deposits and other additions	5,314	4,540	3,877
Investment and universal life insurance product withdrawals and other deductions	(5,024)	(5,405)	(5,301)
Other, net	(34)	9	39
Net cash provided by (used in) financing activities	$ 746	$ (434)	$ (1,485)

Net (decrease) increase in cash and cash equivalents	$ (288)	$ 288	$ 7
Cash and cash equivalents, beginning of period	337	49	42
Cash and cash equivalents, end of period	$ 49	$ 337	$ 49

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2011, 2010 and 2009

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio domiciled stock life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2011 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

As of December 31, 2011 and 2010, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the U.S. (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes.  Significant estimates include the balance and amortization of deferred policy acquisition costs (DAC), investment impairment losses, valuation allowances for mortgage loans, certain investment and derivative valuations, future policy benefits and claims liabilities including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts,  goodwill, provision for income taxes and valuation of deferred tax assets.  Actual results may differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (VIEs). Entities in which NLIC does not have a controlling interest but in which the Company has significant influence over the operating and financing decisions and certain other investments are reported using the equity method. All significant intercompany accounts and transactions have been eliminated.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Revenues and Benefits
Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company offers certain universal life insurance,  variable universal life insurance  and variable annuity products with secondary guarantees, guaranteed minimum death benefits (GMDB), and guaranteed minimum income benefits (GMIB).  Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guarantee benefit payments plus interest.  The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected guarantee benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate amortization of DAC, value of business acquired (VOBA) and unearned revenue reserves. Refer to Note 4 for discussion of these guarantees.

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (GMAB) and guaranteed living withdrawal benefit (GLWB) living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not discharge the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs that vary with and primarily relate to acquiring business, consisting principally of commissions, premium taxes, certain expenses of the policy issue and underwriting department, certain variable sales expenses that relate to and vary with the production of new and renewal business and other acquisition expenses net of those acquisition costs ceded to reinsurers. In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  The methods and assumptions used to amortize and assess recoverability of DAC depend on the type of insurance product.

Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  For these products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, policy charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.  DAC for investments and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale with the corresponding adjustment recorded in accumulated other comprehensive income (AOCI). The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Quarterly, consideration is given as to whether adjustments to the assumptions in the annual process for all other product lines are necessary. Currently, the Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is highly improbable to get back within the parameters during this time period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Traditional life insurance products. Generally, DAC is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

See Note 5 for a discussion of assumption changes that impacted DAC amortization and related balances.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investments

Purchases and sales of securities are recorded on the trade date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and VOBA, future policy benefits and claims, policyholder dividend obligations, and deferred federal income taxes.

To determine the fair value of securities for which market quotations are available, independent pricing services are most often utilized. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy. As of December 31, 2011 and 2010, 82% and 81%, respectively, of fixed maturity securities were priced using independent pricing services.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services. Broker quotes are considered unobservable inputs, and these securities are classified accordingly in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For certain fixed maturity securities not valued using independent pricing services or broker quotes, a corporate pricing matrix or internally developed pricing model is most often used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans held-for-investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio. Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid mutual funds and government agency discount notes with original maturities of less than twelve months. The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships,  hedge funds and trading securities.

Securities lending.  The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is  the primary beneficiary of a VIE.  The determination is based on a review of the entity’s contract and other deal related information, such as the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. Also reviewed are whether the contractual or ownership interest in the entity changes with the change in fair value of the entity and the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impact the entity’s performance and the obligation to absorb significant losses of the entity, or the right to receive significant benefits from the entity.  The Company is not required, and does not intend, to provide financial or other support outside contractual requirements to any VIE.

The majority of the VIEs consolidated by the Company are due to providing guarantees to limited partners related to the after tax yields by the Low-Income-Housing Tax Credit Funds (LIHTC Funds).  The results of operations and  financial position of each VIE for which the Company is the primary beneficiary are included along with corresponding noncontrolling interests in the accompanying consolidated financial statements.  Ownership interests held by unrelated third parties in consolidated entities are presented as noncontrolling interests in equity.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 6 for additional disclosures related to these investments.

Other-than-temporary impairment evaluations.  The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and present value of the cash flows. The Company evaluates its intent to sell on an individual security basis. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time, and the Company’s ability and intent to hold the security to recovery.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts and options.  Certain features embedded in the Company’s investments, market-indexed life and annuity contracts and certain variable life and annuity contracts require derivative accounting.  All derivative instruments are carried at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

Fair value of derivative instruments is determined using various valuation techniques relying predominately on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value and these instruments are classified accordingly in the fair value hierarchy.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

For derivative instruments that are designated and qualify for cash flow hedge accounting (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

The Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting; rather, the Company has elected to carry the entire security at fair value with any changes in fair value included in net realized investment gains and losses.  Effective July 1, 2010, these securities were transferred from available-for-sale securities to other investments.

Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities carried at fair value in the consolidated balance sheets as follows:

•
Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company reviews its fair value hierarchy classifications for financial assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized. Interest expense and any associated penalties are shown as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated tax return group in 2014.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates in relation to estimated gross profits, gross margins or premiums, as appropriate. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s carrying value is less than its fair value, the Company will perform an impairment evaluation. This evaluation utilizes an income approach to develop the implied fair value. An impairment is recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied fair value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions.  The Company performed its 2011 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

        Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are comprised of public, privately registered and non-registered mutual funds and investments in securities. Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  The value of separate account liabilities is set to equal the fair value for separate account assets.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 5% of the Company’s life insurance in force in 2011 (5% in 2010 and 6% in 2009), 42% of the number of life insurance policies in force in 2011 (45% in 2010 and 48% in 2009).  The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

The Company has presented its consolidated financial statements and accompanying notes as applicable for 2009 and prior to reflect the NLICA merger.

The following table summarizes the impact of the merger with NLICA on the consolidated statement of operations for the year ended December 31:

(in millions)	2009

Total revenues	$ 375
Total benefits and expenses	$ 357
Federal income tax benefit	$ (5)
Net income	$ 23

The impact of the merger on shareholder’s equity was $1.0 billion as of December 31, 2009 and 2008, respectively.

Subsequent events

The Company evaluated subsequent events through March 1, 2012, the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(3)      Recently Issued Accounting Standards

Adopted Accounting Standards

In April 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-02, which amends the factors a creditor should consider to determine whether a restructuring constitutes a troubled debt restructuring in Accounting Standards Codification (ASC) 310, Receivables.  The Company will adopt this guidance for interim and annual periods beginning June 15, 2011. The adoption of this guidance will have an immaterial impact on the Company’s consolidated statements of operations and consolidated balance sheets.

On December 31, 2010, the Company adopted new disclosure requirements regarding the credit quality of its financing receivables (e.g., commercial mortgage loans) and the related allowance for credit losses within ASU 2010-20, which amends FASB ASC 310, Receivables. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company's consolidated statements of operations or consolidated balance sheets.

On January 1, 2010, the Company adopted ASU 2010-06, except for the new disclosure providing disaggregated information related to the activity in Level 3 fair value measurements, which the Company adopted effective January 1, 2011.

On July 1, 2010, the Company adopted ASU 2010-11, which clarifies the guidance and application of the scope exception for embedded credit derivatives contained within FASB ASC 815-15, Embedded Derivatives. This scope exception allows for embedded credit derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting.  The guidance also allowed companies to irrevocably elect to apply the fair value option to any investment in a beneficial interest in securitized financial assets.  The Company recorded an impact of adoption of $9 million, net of taxes, as a decrease to retained earnings with a corresponding increase to accumulated other comprehensive income on the consolidated statements of equity.\

On January 1, 2010, the Company adopted guidance under FASB ASC 810, Consolidation, resulting in an increase to noncontrolling interest of $46 million on the consolidated statements of equity.  This guidance changes the consolidation guidance applicable to a VIE.  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an increase to the opening balance of retained earnings with a corresponding decrease to the opening balance of AOCI.

Pending Accounting Standard

In September 2011, the FASB issued ASU 2011-08, which amends existing guidance in ASC 350, Intangibles-Goodwill and Other.  The amended guidance allows an entity to conduct a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying value before performing the two-step goodwill impairment test.  If the qualitative assessment indicates that it is not more likely than not that the fair value of a particular reporting unit is less than its carrying value, then the entity is not required to perform the two-step goodwill impairment test.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures.  The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements.  The Company will adopt this guidance prospectively for the annual period beginning January 1, 2012.  The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Company’s consolidated statements of operations or consolidated balance sheets.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This amends prior guidance by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. The amendments are required to be applied prospectively with retrospective application permitted. The Company will adopt this guidance retrospectively, effective January 1, 2012. The Company is currently in the process of determining the impact of adoption. The adoption of this guidance is expected to have a material impact to DAC and retained earnings.

In June 2011, the FASB issued ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income.  In December 2011, the FASB issued ASU 2011-12, which defers certain changes in ASU 2011-05 related to the presentation of reclassification adjustments out of accumulated other comprehensive income.  The Company will adopt both updates retrospectively, effective December 31, 2012.  The adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting.  The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company will adopt this guidance retrospectively for interim and annual periods beginning January 1, 2013.  The adoption of this guidance will result in increased disclosures only and will have no impact on the Company's consolidated statements of operations or consolidated balance sheets.

(4)       Certain Long-Duration Contracts

Variable Annuity Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts:  (1) GMDB; (2) GMIB; (3) GMAB; (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.

The GMIB, which was offered as a rider to several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization value.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The GLWB, offered in the Company’s Lifetime Income contract rider (L.inc), is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.  L.inc is the only living benefit guarantee offered on new variable annuity contract sales.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts as of December 31 (a contract may contain multiple guarantees):

			2011			2010
				Wtd. avg.				Wtd. avg.
	General	Separate	Net	attained	General	Separate	Net	attained
	account	account	amount	age of	account	account	amount	age of
(in millions)	value	value	at risk1	contractholders	value	value	at risk1	contractholders

Return of net deposits:
In the event of death	$ 1,562	$11,749	$ 175	63	$ 832	$ 8,039	$ 39	62
Accumulation at specified date	$ 342	$ 4,138	$ 149	65	$ 558	$ 5,394	$ 108	65

Minimum return or anniversary contract value :
In the event of death	$ 3,600	$28,754	$ 1,882	67	$ 2,604	$ 30,970	$ 1,271	67
At annuitization	$ 430	$18,089	$ 574	65	$ 342	$ 12,806	$ 431	65
__________

1	Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Net amount at risk is highly sensitive to changes in financial market movements. See Note 7, for a discussion of the Company’s risk management practices with respect to financial market exposure.

The following table summarizes the reserve balances, for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 1,842	$ 168
GMDB	$ 80	$ 46
GMIB	$ 3	$ 2

The following table summarizes paid claims for variable annuity contracts with guarantees as of December 31:

(in millions)	2011	2010

Accumulation and withdrawal benefits	$ 10	$ -
GMDB	$ 40	$ 62
GMIB	$ -	$ 3

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees.  This no lapse guarantee provides that a policy will not lapse so long as the policyholder makes minimum premium payments.   The reserve balances on these guarantees were $162 million and $87 million as of December 31, 2011 and 2010, respectively.  Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2011 and 2010, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes information regarding universal and variable universal life insurance contracts with no lapse guarantees invested in general and separate accounts as of December 31:

	2011			2010
			Wtd. avg.			Wtd. avg.
		Net	attained		Net	attained
	Account	amount	age of	Account	amount	age of
(in millions)	value	at risk1	contractholders	value	at risk1	contractholders

No lapse guarantees	$ 1,154	$ 9,777	58	$ 1,065	$ 8,099	58

__________
1 Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).

Related Separate Accounts

The following table summarizes account balances of deferred variable annuity, variable single premium immediate annuity and variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2011	2010

Mutual funds:
Bond	$ 5,604	$ 5,364
Domestic equity	34,612	33,254
International equity	2,812	3,437
Total mutual funds	$ 43,028	$ 42,055
Money market funds	1,530	1,457
Total	$ 44,558	$ 43,512

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2011 and 2010.

(5)      Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs

The following table presents a reconciliation of DAC for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 3,973	$ 3,983	$ 4,524
Capitalization of DAC	741	634	513
Amortization of DAC, excluding unlocks	(239)	(385)	(606)
Amortization of DAC related to unlocks	163	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale	(213)	(248)	(588)
Balance at end of year	$ 4,425	$ 3,973	$ 3,983

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The most significant contributor to the favorable unlock recorded during 2011 was the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $111 million.

During 2011, 2010 and 2009, the Company conducted its annual comprehensive review of model assumptions and unlocked assumptions related to interest spread, mortality, lapse and market performance assumptions.

During 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by favorable equity market performance compared to assumed net separate account returns and resulted in a decrease in DAC amortization of $219 million.

Based upon the market performance in the second half of 2011, the DAC balance for variable annuities is currently outside of the preset parameters.  Accordingly, future periods may incur additional amortization of DAC if the Company’s actual returns are less than the assumed net separate account performance.

Value of Business Acquired

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2011	2010	2009

Balance at beginning of year	$ 259	$ 277	$ 334
Amortization of VOBA, excluding unlocks	(29)	(33)	(36)
Amortization of VOBA related to unlocks	16	13	(13)
Net realized gains on investments	2	1	1
Adjustments to VOBA related to unrealized gains and losses on securities
available-for-sale	(10)	1	(9)
Balance at end of year	$ 238	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $17 million, $18 million, and $20 million during the years ended December 31, 2011, 2010 and 2009, respectively. Additionally, the VOBA gross carrying amount was $585 million and $595 million and accumulated amortization of $347 million and $336 million for the years ended December 31, 2011 and 2010, respectively. The initial useful life related to the VOBA balances is 28 years.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization of VOBA for the next five years ended December 31:

(in millions)	VOBA

2012	$ 21
2013	$ 19
2014	$ 16
2015	$ 14
2016	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(6)      Investments

Available-for-Sale Securities

The following table summarizes amortized cost, gross unrealized gains and losses and fair value of available-for-sale securities as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Fair
(in millions)	cost	gains	losses	value

December 31, 2011
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 506	$ 124	$ -	$ 630
Obligations of states and political subdivisions	1,501	177	-	1,678
Debt securities issued by foreign governments	102	18	-	120
Corporate public securities	14,132	1,336	111	15,357
Corporate private securities	3,998	327	27	4,298
Residential mortgage-backed securities	5,280	255	311	5,224
Commercial mortgage-backed securities	1,347	64	32	1,379
Collateralized debt obligations	410	17	125	302
Other asset-backed securities	201	16	4	213
Total fixed maturity securities	$ 27,477	$ 2,334	$ 610	$ 29,201
Equity securities	19	2	1	20
Total available-for-sale securities	$ 27,496	$ 2,336	$ 611	$ 29,221

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total available-for-sale securities	$ 25,652	$ 1,520	$ 696	$ 26,476

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  While the Company has the ability and intent to hold equity securities until recovery, and the Company does not have the intent to sell, nor is it more likely than not it will be required to sell fixed maturity securities in unrealized loss positions, investment losses may be realized to the extent liquidity needs require the disposition of securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the amortized cost and fair value of fixed maturity securities, by maturity, as of December 31, 2011.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

	Amortized	Fair
(in millions)	cost	value
Fixed maturity securities:
Due in one year or less	$ 963	$ 982
Due after one year through five years	6,817	7,215
Due after five years through ten years	7,699	8,478
Due after ten years	4,760	5,408
Subtotal	$ 20,239	$ 22,083
Residential mortgage-backed securities	5,280	5,224
Commercial mortgage-backed securities	1,347	1,379
Collateralized debt obligations	410	302
Other asset-backed securities	201	213
Total fixed maturity securities	$ 27,477	$ 29,201

The following table summarizes components of net unrealized gains and losses on available-for-sale securities, as of December 31:

(in millions)	2011	2010 1

Net unrealized gains, before adjustments, taxes and fair value hedging	$ 1,725	$ 824
Change in fair value attributable to fixed maturities designated in fair value hedging
relationships	(8)	(20)
Net unrealized gains, before adjustments and taxes	1,717	804
Adjustment to DAC and VOBA	(439)	(216)
Adjustment to future policy benefits and claims	(183)	27
Adjustment to policyholder dividend obligation	(132)	(90)
Deferred federal income tax expense	(329)	(184)
Net unrealized gains on available-for-sale securities	$ 634	$ 341
__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of ASU 2010-11.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the change in net unrealized gains and losses on available-for-sale securities reported in accumulated other comprehensive income, as of December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 341	$ (228)
Cumulative effect of adoption of accounting principle	-	9
Adjusted balance, beginning of period	$ 341	$ (219)
Unrealized gains and losses arising during the period:
Net unrealized gains before adjustments	896	1,039
Non-credit impairments and subsequent changes in fair value of those debt securities	(11)	131
Net adjustments to DAC and VOBA	(223)	(247)
Net adjustment to future policy benefits and claims	(210)	7
Net adjustment to policyholder dividend obligation	(42)	(73)
Related federal income tax expense	(135)	(300)
Change in unrealized gains on available-for-sale securities	$ 275	$ 557
Reclassification adjustments to net investment losses, net of taxes ($(10) and $(2) as of December 31, 2011 and 2010, respectively)	(18)	(3)
Change in net unrealized gains on available-for-sale securities	$ 293	$ 560
Balance at end of year	$ 634	$ 341

The following table summarizes available-for-sale securities, by asset class, in a gross unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year				Total
		Gross	Number		Gross	Number		Gross	Number
	Fair	unrealized	of	Fair	unrealized	of	Fair	unrealized	of
(in millions, except number of securities)	value	losses	securities	value	losses	securities	value	losses	securities

December 31, 2011
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 31	$ -	6	$ 5	$ -	1	$ 36	$ -	7
Corporate public securities	1,460	62	150	309	49	54	1,769	111	204
Residential mortgage-backed securities	278	9	52	1,339	302	240	1,617	311	292
Collateralized debt obligations	78	2	10	137	123	39	215	125	49
Other asset-backed securities	470	15	48	352	48	52	822	63	100
Total fixed maturity securities	$ 2,317	$ 88	266	$ 2,142	$ 522	386	$ 4,459	$ 610	652
Equity securities	7	1	10	-	-	31	7	1	41
Total	$ 2,324	$ 89	276	$ 2,142	$ 522	417	$ 4,466	$ 611	693

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	458	28	51	465	55	74	923	83	125
Total fixed maturity securities	$ 2,844	$ 117	280	$ 2,938	$ 579	508	$ 5,782	$ 696	788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	283	$ 2,940	$ 579	548	$ 5,787	$ 696	831

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes gross unrealized losses based on the ratio of estimated fair value to amortized cost, for all available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2011			December 31, 2010
	Less	More		Less	More
	than or	than		than or	than
	equal to	one		equal to	one
(in millions)	one year	year	Total	one year	year	Total

99.9% - 80.0%	$ 83	$ 158	$ 241	$ 100	$ 251	$ 351
Less than 80.0%
Residential mortgage-backed securities	-	191	191	-	173	173
Collateralized debt obligations	1	121	122	-	113	113
Other	5	52	57	17	42	59
Total	$ 89	$ 522	$ 611	$ 117	$ 579	$ 696

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Collateralized debt obligations are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities and historical and forecasted loss severities, or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien and collateral dependent commercial mortgage loans.  These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and either the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, for the years ended December 31:

(in millions)	2011	2010
Amortized cost:
Loans with non-specific reserves	$ 5,672	$ 5,952
Loans with specific reserves	136	269
Total amortized cost	$ 5,808	$ 6,221
Valuation allowance:
Non-specific reserves	$ 33	$ 47
Specific reserves	27	49
Total valuation allowance	$ 60	$ 96
Mortgage loans, net of allowance	$ 5,748	$ 6,125

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2011	2010
Balance at beginning of year	$ 96	$ 77
Additions	25	66
Deductions	(61)	(47)
Balance at end of year	$ 60	$ 96

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes impaired mortgage loans by class for the years ended December 31:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
2011
Amortized cost	$ 8	$ 31	$ 20	$ -	$ 77	$ 136
Specific reserves	(1)	(9)	(8)	-	(9)	$ (27)
Impaired mortgage loans, net of allowance	$ 7	$ 22	$ 12	$ -	$ 68	$ 109

2010
Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ 269
Specific reserves	(1)	(8)	(14)	(4)	(22)	$ (49)
Impaired mortgage loans, net of allowance	$ 7	$ 44	$ 35	$ 19	$ 115	$ 220

As of December 31, 2011, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The following table summarizes average recorded investment and interest income recognized for impaired mortgage loans by class for the year ended December 31, 2011:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total
Average recorded investment	$ 7	$ 39	$ 33	$ 4	$ 93	$ 176
Interest income recognized	$ 1	$ 5	$ 3	$ -	$ 8	$ 17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Management uses an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property are updated at least annually.

The following table summarizes the amortized cost of mortgage loans by internal credit quality rating and by class as of the dates indicated:

(in millions)	Office	Warehouse	Retail	Apartment	Other	Total

December 31, 2011
Rated 1	$ 112	$ 51	$ 120	$ 10	$ 14	$ 307
Rated 2	242	494	933	433	153	2,255
Rated 3	372	626	1,108	664	87	2,857
Rated 4	35	86	63	25	22	231
Rated 5	14	30	21	7	86	158
Total mortgage loans	$ 775	$ 1,287	$ 2,245	$ 1,139	$ 362	$ 5,808

December 31, 2010
Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	1,049
Rated 3	523	1,065	1,643	935	144	4,310
Rated 4	66	173	105	202	281	827
Rated 5	16	6	5	-	3	30
Total mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 452	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, mortgage loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while mortgage loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings reflect management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Securities Lending

The fair value of loaned securities was $103 million and $269 million as of December 31, 2011 and 2010, respectively.  The Company received $105 million and $276 million of cash collateral on securities lending as of December 31, 2011 and 2010, respectively. The Company did not receive any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2011 and 2010.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Tax Credit Funds and Variable Interest Entities

The Company has sold $796 million and $747 million in LIHTC Funds to unrelated third parties as of December 31, 2011 and 2010.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 1.00% to 7.75% through periods ending in 2027.  As of December 31, 2011 and 2010, the Company held guarantee reserves totaling $6 million on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $770 million.  The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals. The Company does not anticipate making any material payments related to the guarantees.

The Company has relationships with VIEs where the Company is the primary beneficiary.  Net assets of all consolidated VIEs totaled $345 million and $355 million as of December 31, 2011 and 2010, respectively, which was composed primarily of other long-term investments of $310 million and $315 million at December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the total exposure to loss on VIEs was immaterial (except for the impact of guarantees disclosed above). The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

During 2010, two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LIHTC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

In addition to the consolidated VIEs described above, the Company holds investments in variable interests in LIHTC Funds where the Company is not the primary beneficiary. The carrying value of these investments was $178 million and $157 million as of December 31, 2011 and 2010, respectively. The total exposure to loss on these investments was $309 million and $218 million as of December 31, 2011 and 2010, respectively. The total exposure to loss is determined by adding any unfunded commitments to the carrying value of the VIEs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Net Investment Income

The following table summarizes net investment income by investment type for the years ended December 31:

(in millions)	2011	2010	2009

Fixed maturity securities, available-for-sale	$ 1,502	$ 1,474	$ 1,465
Equity securities, available-for-sale	1	2	2
Mortgage loans	370	396	445
Policy loans	56	55	61
Other	(35)	(43)	(38)
Gross investment income	$ 1,894	$ 1,884	$ 1,935
Investment expenses	50	59	56
Net investment income	$ 1,844	$ 1,825	$ 1,879

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains and losses, by source, for the years ended December 31:

(in millions)	2011	2010	2009

Net derivative gains (losses)	$ (1,636)	$ (385)	$ 400
Realized gains on sales	64	176	192
Realized losses on sales	(45)	(43)	(113)
Other	8	16	(25)
Net realized investment (losses) gains	$ (1,609)	$ (236)	$ 454

In 2011, interest rate declines and equity market volatility resulted in net realized derivative losses. Refer to Note 7 for further discussion on the Company’s derivative portfolio and related activity.

Proceeds from the sale of available-for-sale securities were $1.6 billion, $2.2 billion and $4.2 billion during the years ended December 31, 2011, 2010 and 2009, respectively.  Gross gains of $50 million, $172 million and $189 million and gross losses of $39 million, $17 million and $70 million were realized on those sales during the years ended December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

(in millions)	Total	Included in other comprehensive income	Net
2011
Fixed maturity securities	$ 135	$ (95)	$ 40
Mortgage loans	25	-	25
Other	2	-	2
Other-than-temporary impairment losses	$ 162	$ (95)	$ 67

2010
Fixed maturity securities	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Other-than-temporary impairment losses	$ 992	$ (417)	$ 575

The following table summarizes the non-credit portion of other-than-temporary impairments, which have credit losses in earnings, and any subsequent changes in the fair value of those debt securities recognized in other comprehensive income, before federal income taxes, for the years ended December 31:

(in millions)	2011	2010	2009 1
Balance at beginning of year	$ (215)	$ (346)	$ -
Net activity in the period	(11)	131	(346)
Balance at end of year	$ (226)	$ (215)	$ (346)

__________

1	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the cumulative amounts related to the Company's credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not the Company will be required to sell the security prior to recovery of the amortized cost basis, for the years ended December 31:

(in millions)	2011	2010	2009

Cumulative credit loss at beginning of year	$ 340	$ 417	$ 507
New credit losses	8	31	168
Incremental credit losses	29	116	72
Losses related to securities included in the beginning balance sold or paid down during the period	(49)	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent	-	(22)	(63)
Cumulative credit loss at end of year	$ 328	$ 340	$ 417

(7)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments.

Interest rate risk management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s statutory capital position.

Foreign currency risk management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item.

Credit risk management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity market risk management:  The Company has a variety of variable annuity products with guaranteed benefit features. Refer to Note 4 for description of these guarantees.

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Derivatives Qualifying for Hedge Accounting

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	interest rate swaps are used to hedge certain fixed rate investments such as mortgage loans and certain fixed maturity securities, and

•	cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

The Company uses derivative instruments that are designated and qualify as cash flow hedges in various financial transactions as follows:

•
interest rate swaps are used to hedge cash flows from variable rate investments such as mortgage loans and certain fixed maturity securities and to hedge payments of certain funding agreement liabilities,

•	cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated financial instruments.

Derivatives Not Qualifying for Hedge Accounting

The Company uses derivatives not qualifying for hedge accounting in various financial transactions as follows:

•	futures, options, interest rate swaps and total return swaps are used to hedge certain guaranteed benefit rider obligations included in variable annuity products,

•	interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	cross-currency swaps are used to hedge foreign currency-denominated assets and liabilities, and

•	credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2011 and 2010, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the fair value of derivative instruments, the related notional amounts of the derivative instruments and the related accrued interest, collateral and master netting agreement amounts as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional

December 31, 2011
Derivatives designated and qualifying as hedging instruments	$ 11	$ 145	$ 29	$ 310
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 2,182	$ 21,732	$ 2,142	$ 20,957
Equity contracts	1,004	7,265	21	1,661
Credit default swaps	1	13	1	17
Other derivative contracts	10	892	43	2,409
Gross derivative positions1	$ 3,208	$ 30,047	$ 2,236	$ 25,354
Accrued interest	$ 172		$ 179
Less:
Cash collateral received/paid2	$ 1,028		$ 223
Master netting agreements	$ 2,158		$ 2,158
Net uncollateralized derivative positions	$ 194		$ 34

December 31, 2010
Derivatives designated and qualifying as hedging instruments	$ 27	$ 210	$ 55	$ 931
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ 556	$ 10,944	$ 418	$ 10,225
Equity contracts	212	2,484	20	1,124
Credit default swaps	1	20	-	17
Other derivative contracts	42	1,329	53	1,263
Gross derivative positions1	$ 838	$ 14,987	$ 546	$ 13,560
Accrued interest	$ 99		$ 106
Less:
Cash collateral received/paid3	$ 351		$ 76
Master netting agreements	$ 551		$ 551
Net uncollateralized derivative positions	$ 35		$ 25

 __ _______
1 Assets and liabilities included in other assets and other liabilities, respectively in the consolidated balance sheets.
2 Excludes $1 million and $152 million of securities received and posted, respectively, as collateral on derivative transactions.
3 Excludes $8 million and $28 million of securities received and posted, respectively, as collateral on derivative transactions.

The fair value of embedded derivatives on annuity programs were $1.9 billion and $226 million as of December 31, 2011 and 2010, respectively, which are included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes realized gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations for the years ended December 31:

(in millions)	2011	2010	2009
Derivatives designated and qualifying as hedging instruments	$ (4)	$ (9)	$ (25)
Derivatives not designated and qualifying as hedging instruments:
Interest rate contracts	$ (44)	$ (39)	$ (197)
Equity contracts	(45)	(389)	(739)
Credit default swaps	-	(5)	8
Other derivative contracts	(23)	(151)	9
Net interest settlements	34	16	(151)
Total derivative losses1	$ (82)	$ (577)	$ (1,095)
Embedded derivatives on guaranteed benefit annuity programs	(1,674)	98	1,432
Other revenue on guaranteed benefit annuities	120	94	63
Change in embedded derivative liabilities and related fees	$ (1,554)	$ 192	$ 1,495
Net realized derivative (losses) gains	$ (1,636)	$ (385)	$ 400

_________

1 Included in total derivative losses are economic hedging gains of $1.0 billion, losses of $347 million and $1.1 billion related to guaranteed benefit annuity program as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(8)      Fair Value of Financial Instruments

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 620	$ 6	$ 4	$ 630
Obligations of states and political subdivisions	-	1,678	-	1,678
Debt securities issued by foreign governments	120	-	-	120
Corporate public securities	1	15,239	117	15,357
Corporate private securities	-	3,089	1,209	4,298
Residential mortgage-backed securities	563	4,653	8	5,224
Commercial mortgage-backed securities	-	1,377	2	1,379
Collateralized debt obligations	-	55	247	302
Other asset-backed securities	-	209	4	213
Total fixed maturity securities at fair value	$ 1,304	$ 26,306	$ 1,591	$ 29,201
Equity securities	1	14	5	20
Short-term investments	23	1,102	-	1,125
Trading securities	-	-	38	38
Total other investments at fair value	$ 24	$ 1,116	$ 43	$ 1,183
Investments at fair value	$ 1,328	$ 27,422	$ 1,634	$ 30,384
Cash and cash equivalents	49	-	-	49
Derivative assets	-	2,204	1,004	3,208
Separate account assets	62,242	1,000	1,952	65,194
Assets at fair value	$ 63,619	$ 30,626	$ 4,590	$ 98,835

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (1,842)	$ (1,842)
Equity indexed annuities	-	-	(63)	(63)
Total future policy benefits and claims	$ -	$ -	$ (1,905)	$ (1,905)
Derivative liabilities	(21)	(2,209)	(6)	(2,236)
Liabilities at fair value	$ (21)	$ (2,209)	$ (1,911)	$ (4,141)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2011:

	Balance as of					Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)				into	out of	December 31,
(in millions)	2010	In earnings1	In OCI	Purchases	Sales	Level 3	Level 3	2011

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 114	$ -	$ 4	$ 41	$ (43)	$ 1	$ -	$ 117
Corporate private securities	1,161	(10)	26	161	(242)	163	(50)	1,209
Residential mortgage-backed securities	9	-	-	-	-	-	(1)	8
Commercial mortgage-backed securities	2	-	-	-	-	-	-	2
Collateralized debt obligations	191	(2)	5	87	(34)	-	-	247
Other fixed maturity securities	18	5	-	16	(20)	3	(14)	8
Total fixed maturity securities at fair value	$ 1,495	$ (7)	$ 35	$ 305	$ (339)	$ 167	$ (65)	$ 1,591
Other investments at fair value	45	(4)	-	5	(3)	-	-	43
Derivative assets	211	131	-	719	(57)	-	-	1,004
Separate account assets	1,805	147	-	-	-	-	-	1,952
Assets at fair value	$ 3,556	$ 267	$ 35	$ 1,029	$ (399)	$ 167	$ (65)	$ 4,590

Liabilities
Future policy benefits and claims:
Living benefits	$ (168)	$ (1,674)	$ -	$ -	$ -	$ -	$ -	$ (1,842)
Equity indexed annuities	(58)	(5)	-	-	-	-	-	(63)
Total future policy benefits and claims	$ (226)	$ (1,679)	$ -	$ -	$ -	$ -	$ -	$ (1,905)
Derivative liabilities	(4)	(2)	-	-	-	-	-	(6)
Liabilities at fair value	$ (230)	$ (1,681)	$ -	$ -	$ -	$ -	$ -	$ (1,911)

__________
1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(6) million for other investments, $154 million for derivative assets and $(1.7) billion for future policy benefits and claims.

Transfers into and out of Level 3 during the year ended December 31, 2011 represent changes in the sources used to price certain securities.  There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2011, except certain separate accounts previously included in Level 2.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities at fair value	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Short-term investments	25	1,037	-	1,062
Trading securities	-	-	45	45
Total other investments at fair value	$ 35	$ 1,069	$ 45	$ 1,149
Investments at fair value	$ 1,272	$ 24,771	$ 1,540	$ 27,583
Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets	12,325	50,745	1,805	64,875
Assets at fair value	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims:
Living benefits	$ -	$ -	$ (168)	$ (168)
Equity indexed annuities	-	-	(58)	(58)
Total future policy benefits and claims	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Liabilities at fair value	$ (18)	$ (524)	$ (230)	$ (772)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes changes in fair value measurements for which the Company used significant unobservable inputs (Level 3) to determine fair value for the year ended December 31, 2010:

	Balance as of				Transfers	Transfers	Balance as of
	December 31,	Net gains (losses)		Activity	into	out of	December 31,
(in millions)	2009	In earnings1	In OCI	in period	Level 3	Level 3	2010

Assets
Investments:
Fixed maturity securities:
Corporate public securities	$ 215	$ 1	$ 4	$ (15)	$ 1	$ (92)	$ 114
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161
Residential mortgage-backed securities	2,034	(1)	4	(12)	2	(2,018)	9
Commercial mortgage-backed securities	405	-	1	-	-	(404)	2
Collateralized debt obligations	240	(27)	29	(67)	16	-	191
Other fixed maturity securities	169	(9)	8	(11)	-	(139)	18
Total fixed maturity securities at fair value	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495
Other investments at fair value	56	10	-	(20)	-	(1)	45
Derivative assets	331	(91)	-	(29)	-	-	211
Separate account assets	1,628	177	-	-	-	-	1,805
Assets at fair value	$ 6,265	$ 63	$ 77	$ (422)	$ 330	$ (2,757)	$ 3,556

Liabilities
Future policy benefits and claims:
Living benefits	$ (266)	$ 98	$ -	$ -	$ -	$ -	$ (168)
Equity indexed annuities	(45)	(13)	-	-	-	-	(58)
Total future policy benefits and claims	$ (311)	$ 85	$ -	$ -	$ -	$ -	$ (226)
Derivative liabilities	(2)	(2)	-	-	-	-	(4)
Liabilities at fair value	$ (313)	$ 83	$ -	$ -	$ -	$ -	$ (230)
__________

1
Net gains and losses included in earnings are reported in net realized investment gains and losses, other-than-temporary impairment losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets is attributable to contractholders, and therefore, is not included in the Company’s earnings. The change in unrealized gains (losses) in earnings on assets and liabilities still held at the end of the year was $(2) million for other investments, $(69) million for derivative assets, $85 million for future policy benefits and claims and $(2) million for derivative liabilities.

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities, which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data.

There were no significant transfers between Levels 1 and 2 during the year ended December 31, 2010.

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Use of Net Asset Value for Estimating Fair Value

The Company uses net asset value to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate accounts.

All but one of these mutual fund investments are included in Level 2 and had fair values totaling $50.0 billion as of December 31, 2010. These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at net asset value daily. These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, net asset value has been used to estimate the fair value of this investment as a practical expedient. This fund has no unfunded commitments or other restrictions. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.3 billion as of December 31, 2011 and 2010, respectively, and is included in Level 3.

Contractholders have the ability to select and change investment categories, which will result in the underlying mutual funds being purchased and sold in the future.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments or foreclosures recorded during the year. In determining the fair value for these mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value measurement.  Refer to Note 6 for further discussion of the carrying value of impaired mortgage loans.

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of December 31.  The valuation techniques used to estimate these fair values are described below.

	2011		2010
	Carrying	Fair	Carrying	Fair
(in millions)	value	value	value	value

Assets
Investments:
Mortgage loans held-for-investment	$ 5,748	$ 5,861	$ 6,125	$ 5,863
Policy loans	$ 1,008	$ 1,008	$ 1,088	$ 1,088

Liabilities
Investment contracts	$ 18,318	$ 17,992	$ 17,962	$ 17,618
Short-term debt	$ 777	$ 777	$ 300	$ 300
Long-term debt	$ 991	$ 1,081	$ 978	$ 1,039

Mortgage loans held-for-investment:  The fair values of mortgage loans held-for-investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

Investment contracts:  For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2011	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2011, 2010 and 2009.  As of the 2011, 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2011 and 2010 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(10)       Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2011	2010

Liabilities:
Future policyholder benefits	$ 1,761	$ 1,794
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	27	28
Policyholder dividend obligation	156	121
Other policy obligations and liabilities	26	13
Total liabilities	$ 2,113	$ 2,099

Assets:
Fixed maturity securities available-for-sale	$ 1,424	$ 1,312
Mortgage loans, net	210	224
Policy loans	170	186
Other assets	105	162
Total assets	$ 1,909	$ 1,884
Excess of reported liabilities over assets	204	215

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 42	$ 73
Adjustment to policyholder dividend obligation	(42)	(73)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 204	$ 215

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,424	$ 1,312
Amortized cost	1,292	1,222
Shadow policyholder dividend obligation	(132)	(90)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2011	2010	2009

Revenues:
Premiums	$ 77	$ 83	$ 90
Net investment income	102	101	106
Realized investment (losses) gains	(3)	(3)	2
Realized losses credited to policyholder benefit obligation	(1)	(1)	(7)
Total revenues	$ 175	$ 180	$ 191

Benefits and expenses:
Policy and contract benefits	$ 145	$ 131	$ 133
Change in future policyholder benefits and interest credited to
policyholder accounts	(35)	(23)	(24)
Policyholder dividends	55	56	59
Change in policyholder dividend obligation	(8)	(3)	4
Other expenses	1	1	1
Total benefits and expenses	$ 158	$ 162	$ 173

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 17	$ 18	$ 18
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 11	$ 12	$ 12

Maximum future earnings from assets and liabilities:
Beginning of period	$ 215	$ 227	$ 239
Change during period	(11)	(12)	(12)
End of period	$ 204	$ 215	$ 227

Cumulative closed block earnings from inception through December 31, 2011, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $23 million, $31 million and $32 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(11)	Short-Term Debt

The following table summarizes short-term debt and weighted average annual interest rates as of December 31:

(in millions)	2011	2010

$600 million commercial paper program (0.30% and 0.35%, respectively)	$ 300	$ 300
$600 million promissory note and line of credit (1.73% in 2011)	$ 477	$ -
Total short-term debt	$ 777	$ 300

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility upon expiration of its existing facility of the same amount. The new facility matures in May 2015 and is subject to various covenants, as defined in the agreement.  NLIC had no amounts outstanding under the new or existing facilities as of December 31, 2011 and December 31, 2010.

In April 2011, the Company entered into a $600 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month U.S. London Interbank Offered Rate (LIBOR) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, NLIC may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is April 2012, subject to automatic renewal for additional one year periods unless either party terminates the agreement.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million.  The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. LIBOR.  The Company had no amounts outstanding under this agreement as of December 31, 2011 and 2010.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements.  The Company was in compliance with all covenants as of December 31, 2011 and 2010.

The amount of interest paid on short-term debt was $5 million in 2011 and immaterial in 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(12)       Long-Term Debt

The following table summarizes long-term debt as of December 31:

(in millions)	2011	2010

8.15% surplus note, due June 27, 2032, payable to NFS	$ 300	$ 300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, due December 31, 2040	285	272
Other	6	6
Total long-term debt	$ 991	$ 978

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance. The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2016.  The Company made interest payments on this surplus note of $9 million during 2011. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2011, 2010 and 2009.  Payments of interest and principal under the notes require the prior approval of the ODI.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(13)	Federal Income Taxes

The following table summarizes the federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interests, for the years ended December 31:

(in millions)	2011	2010	2009

Current tax expense (benefit)	$ 55	$ (91)	$ 165
Deferred tax (benefit) expense	(437)	115	(117)
Total tax (benefit) expense	$ (382)	$ 24	$ 48

Total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to (loss) income before federal income taxes and noncontrolling interests, as follows for the years ended December 31:

	2011		2010		2009
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$ (252)	35%	$ 71	35%	$ 107	35%
Dividend received deduction	(99)	14%	(50)	(25)%	(56)	(18)%
Impact of noncontrolling interest	20	(3)%	21	10%	18	6%
Tax credits	(30)	4%	(27)	(13)%	(21)	(7)%
Change in tax contingency reserve	(15)	2%	(5)	(2)%	5	2%
Other, net	(6)	1%	14	7%	(5)	(2)%
Total	$ (382)	53%	$ 24	12%	$ 48	16%

The Company’s current federal income tax receivable (liability) was $16 million and $(50) million as of December 31, 2011 and 2010, respectively.

Total federal income taxes paid (refunded) were $121 million, $(35) million, and $(59) million during the years ended December 31, 2011, 2010, and 2009, respectively.

During 2011, the Company recorded a tax benefit of $10 million primarily related to differences between the 2010 estimated tax liability and the amounts reported on the Company’s 2010 tax return. These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD).  During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates were primarily driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

As of December 31, 2011, the Company no longer has a capital loss carryforward.  The Company has $59 million in low-income-housing credit carryforwards, which expire between 2026 and 2031 and $126 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2011	2010

Deferred tax assets:
Future policy benefits and claims	$ 1,193	$ 1,030
Derivatives	574	27
Capital loss carryforwards	-	178
Tax credit carryforwards	185	145
Other	323	236
Gross deferred tax assets	$ 2,275	$ 1,616
Valuation allowance	(18)	(24)
Net deferred tax assets	$ 2,257	$ 1,592

Deferred tax liabilities:
Deferred policy acquisition costs	(1,291)	$ (1,071)
Available-for-sale securities	(764)	(670)
Value of business acquired	(86)	(89)
Other	(217)	(150)
Gross deferred tax liabilities	$ (2,358)	$ (1,980)
Net deferred tax liability	$ (101)	$ (388)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  The valuation allowance was $18 million and $24 million as of December 31, 2011 and 2010, respectively.  The change in valuation allowance for the year ended December 31, 2011 was $6 million, while there was no change in the valuation allowance for the year ended December 31, 2010 or 2009.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2011	2010	2009

Balance at beginning of period	$ 119	$ 95	$ 44
Additions for current year tax positions	9	18	37
Additions for prior years tax positions	-	19	15
Reductions for prior years tax positions	(52)	(13)	(1)
Balance at end of period	$ 76	$ 119	$ 95

The Company believes it is reasonably possible that approximately $48 million of unrecognized tax benefits will be recognized during 2012, mostly as a result of an industry issue resolution program with the Internal Revenue Service (IRS).  These tax benefits are primarily bad debt deductions related to certain investment impairments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. The IRS is conducting an examination of the Company’s U.S. income tax returns for the years 2006 through 2008.  Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and materially differ from GAAP.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2011	2010	2009

Statutory net income (loss)
NLIC	$ 18	$ 560	$ 397
NLAIC	$ (61)	$ (50)	$ (61)

Statutory capital and surplus
NLIC	$ 3,591	$ 3,686	$ 3,130
NLAIC	$ 302	$ 287	$ 214

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.   During the year ended December 31, 2011, 2010 and 2009, NLIC did not pay any dividends to NFS.  As of January 1, 2012, NLIC has the ability to pay dividends to NFS totaling $359 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (NAIC) Risk Based Capital (RBC) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that were developed by the NAIC.  The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)       Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive income for the years ended December 31:

(in millions)	Unrealized gains on available-for-sale securities	Unrealized gains (losses) on derivatives used in cash flow hedging relationships	Other unrealized losses	Total other comprehensive income
Year ended December 31, 2011
Other comprehensive income before federal income taxes	438	18	-	456
Federal income tax expense	(145)	(6)	-	(151)
Total other comprehensive income	293	12	-	305

Year ended December 31, 20101
Other comprehensive income before federal income taxes	862	27	-	889
Federal income tax expense	(302)	(9)	-	(311)
Total other comprehensive income	560	18	-	578

Year ended December 31, 20092
Other comprehensive income (loss) before federal income taxes	2,088	(4)	(14)	2,070
Federal income tax (expense) benefit	(731)	1	5	(725)
Total other comprehensive income (loss)	1,357	(3)	(9)	1,345

_______

1
During 2010, the adoption of ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

2
The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(16)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, employee benefit plans, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2011, 2010, and 2009, the Company made payments to NMIC and NSC totaling $241 million, $250 million, and $241 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion as of December 31, 2011 and 2010.  Total revenues from these contracts were $148 million, $139 million, and $143 million for the years ended December 31, 2011, 2010, and 2009, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $122 million, $115 million, and $116 million for the years ended December 31, 2011, 2010, and 2009, respectively.  The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2011, 2010 and 2009, the Company made lease payments to NMIC of $14 million, $20 million, and $21 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2011, 2010, and 2009 were $203 million, $209 million, and $177 million, respectively, while benefits, claims and expenses ceded during these years were $212 million, $241 million, and $196 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2011, 2010, and 2009, customer allocations to NFG funds totaled $21.9 billion, $30.5 billion, and $23.7 billion, respectively.  For the years ended December 31, 2011, 2010, and 2009, NFG paid the Company $129 million, $103 million, and $79 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $994 million and $762 million as of December 31, 2011 and 2010, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2011, 2010, and 2009 were $64 million, $61 million, and $48 million, respectively.

During 2009, NLIC received a $20 million capital contribution from NFS.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

During 2011 and 2010, the Company sold, at fair value, commercial mortgage loans with a carrying value of $41 million and $117 million, respectively, to NMIC.  The sales resulted in a net realized loss of $5 million and $21 million in 2011 and 2010, respectively.

(17)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members. On February 28, 2011, the Court in the Gwin case entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys’ fees and costs, but barring them from asserting any other claims for indemnification. On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NLIC and NRS seeking indemnification. These claims seeking indemnification remain severed. On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment. On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC. On December 31, 2011, the Court denied NRS’s motion to certify this order for an interlocutory appeal. NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company. The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plans at issue in this case are governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who were employed at any point after October 29, 2004 by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program.  Alternatively, if the Court determines that the Plans are not governed by ERISA, then pursuant to FED. R. CIV. P. 23, Plaintiffs seek certification of a class defined as: All natural persons in the United States who are currently employed or previously were employed at any point after October 29, 2006, by a government entity that is or was a member of the National Association of Counties (NACo), and who participate or participated in a Section 457 Deferred Compensation Plan administered by NRS under the National Association of Counties Deferred Compensation Program. The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - NRS, Breach of Fiduciary Duty - NRS, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering NRS and NACo to restore all plan losses, (b) ordering NRS to refund all fees associated with NRS’s Plan to Plaintiffs and Class members, (c) ordering NACo and NRS to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from NRS for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, NRS filed a motion to dismiss the plaintiffs' first amended complaint.  On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint. On November 25, 2011 the District Court entered an Order granting NACO's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case. On December 27, 2011, the plaintiffs filed a notice of appeal. NRS intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies’ in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court. On June 28, 2011, the Companies application to the Missouri Supreme Court to hear a further appeal was denied. On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%. On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that NMIC and NLIC are not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.    On July 13, 2011, NMIC and NLIC filed a motion to dismiss the case.    Plaintiffs filed their opposition to NMIC and NLIC’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The State Court issued its opinion on January 23, 2012.  Plaintiffs filed a Notice of Appeal to the Eighth District Court of Appeals on January 30, 2012.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves as described in Note 2. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

In July 2009, the IRS completed an audit of the Company’s tax years 2003 to 2005 and issued a Revenue Agent’s Report (RAR) and 30-Day Letter.  The RAR challenged the Company’s dividends received deduction which the Company appealed based on the technical merits.  In 2011, the Company favorably settled this position through IRS Appeals and as a result recorded previously unrecognized tax benefits.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions, divestitures and leases. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(18)       Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended December 31:

(in millions)	2011	2010	2009

Premiums
Direct	$ 832	$ 808	$ 761
Assumed	-	5	12
Ceded	(301)	(329)	(303)
Net	$ 531	$ 484	$ 470

Life, accident and health insurance in force
Direct	$ 209,732	$ 208,920	$ 208,485
Assumed	5	10	8
Ceded	(60,499)	(64,755)	(76,136)
Net	$ 149,238	$ 144,175	$ 132,357

Total amounts recoverable under reinsurance contracts totaled $704 million, $739 million and $755 million as of December 31, 2011, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

(19)       Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.    The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with certain living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2011
Revenues:
Policy charges	$ 781	$ 96	$ 629	$ -	$ 1,506
Premiums	234	-	297	-	531
Net investment income	527	715	533	69	1,844
Non-operating net realized investment losses1	-	-	-	(1,546)	(1,546)
Other-than-temporary impairment losses	-	-	-	(67)	(67)
Other revenues2	(59)	-	-	(1)	(60)
Total revenues	$ 1,483	$ 811	$ 1,459	$ (1,545)	$ 2,208

Benefits and expenses:
Interest credited to policyholder accounts	$ 374	$ 441	$ 198	$ 20	$ 1,033
Benefits and claims	476	-	598	(12)	1,062
Policyholder dividends	-	-	67	-	67
Amortization of DAC	96	19	103	(142)	76
Amortization of VOBA and other intangible assets	1	-	12	(2)	11
Interest expense	-	-	-	70	70
Other operating expenses	182	158	181	88	609
Total benefits and expenses	$ 1,129	$ 618	$ 1,159	$ 22	$ 2,928

Income (loss) before federal income taxes
and noncontrolling interests	$ 354	$ 193	$ 300	$ (1,567)	$ (720)
Less: non-operating net realized investment losses1	-	-	-	1,546
Less: non-operating net other-than-temporary impairment losses	-	-	-	67
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(156)
Less: net loss attributable to noncontrolling interest	-	-	-	56
Pre-tax operating earnings (loss)	$ 354	$ 193	$ 300	$ (54)

Assets as of year end	$ 58,218	$ 25,211	$ 22,959	$ 6,294	$ 112,682
_________
1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other revenues2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) before federal income taxes
and noncontrolling interests	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2011, 2010 and 2009

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other revenues2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) before federal income taxes
and noncontrolling interests	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                      Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2011 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 506	$ 630	$ 630
Obligations of states and political subdivisions	1,501	1,678	1,678
Debt securities issued by foreign governments	102	120	120
Public utilities	2,429	2,687	2,687
All other corporate	22,939	24,086	24,086
Total fixed maturity securities, available-for-sale	$ 27,477	$ 29,201	$ 29,201
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$ 6	$ 6	$ 6
Nonredeemable preferred stocks	13	14	14
Total equity securities, available-for-sale	$ 19	$ 20	$ 20
Trading assets	49	38	38
Mortgage loans, net of allowance	5,801		5,748
Policy loans	1,008		1,008
Other investments	528		528
Short-term investments	1,125		1,125
Total investments	$ 36,007		$ 37,668

__________

1   Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                      Supplementary Insurance Information

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)
Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2011
Individual Investments	$ 2,709	$ 12,550			$ 234
Retirement Plans	269	12,638			-
Individual Protection	1,877	9,338			297
Corporate and Other	(430)	726			-
Total	$ 4,425	$ 35,252			$ 531
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2011
Individual Investments	$ 527	$ 850	$ 96	$ 183
Retirement Plans	715	441	19	158
Individual Protection	533	863	103	193
Corporate and Other	69	8	(142)	156
Total	$ 1,844	$ 2,162	$ 76	$ 690
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697

________

1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2   Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                      Reinsurance

As of December 31, 2011, 2010 and 2009 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2011

Life, accident and health
insurance in force	$ 209,732	$ (60,499)	$ 5	$ 149,238	-

Premiums:
Life insurance 1	$ 596	$ (65)	$ -	$ 531	-
Accident and health insurance	236	(236)	-	-	-
Total	$ 832	$ (301)	$ -	$ 531	-

2010

Life, accident and health
insurance in force	$ 208,920	$ (64,755)	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ (88)	$ 1	$ 483	0.2%
Accident and health insurance	238	(241)	4	1	NM
Total	$ 808	$ (329)	$ 5	$ 484	1.0%

2009

Life, accident and health
insurance in force	$ 208,485	$ (76,136)	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ (80)	$ -	$ 469	-
Accident and health insurance	212	(223)	12	1	NM
Total	$ 761	$ (303)	$ 12	$ 470	2.6%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                      Valuation and Qualifying Accounts

Years ended December 31, 2011, 2010, and 2009 (in millions)

Column A	Column B	Column C		Column D	Column E

	Balance at	Charged to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2011
Valuation allowances - mortgage loans	$ 96	$ 25	$ -	$ 61	$ 60

2010
Valuation allowances - mortgage loans	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans	$ 42	$ 85	$ -	$ 50	$ 77

__________
1	Amounts generally represent payoffs, sales and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Public Accounting Firm

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2011 .

Statement of Operations for the year ended December 31, 2011 .

Statements of Changes in Contract Owners' Equity for the years ended December 31, 2011 and 2010 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm

Consolidated Statements of Operations for the
years ended December 31, 2011 , 2010 and 2009 .

Consolidated Balance Sheets as of December
31, 2011 and 2010 .

Consolidated Statements of Changes in Equity
as of December 31, 2011 , 2010 and 2009 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2011 , 2010 and 2009 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24. (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(2)	Not Applicable

(3)
Underwriting or Distribution of contracts between the Depositor and Principal Underwriter Filed previously with Post-Effective Amendment No. 5 on April 26, 2000 (File No. 333-52579) and hereby incorporated by reference.

(4)	The form of the variable annuity contract Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(5)	Variable Annuity Application Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(6)	Depositor's Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not Applicable

(8)	Form of Participation Agreements

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2.htm"

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(6)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(7)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

(8)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

(9)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm"

(10)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, as amended, under document "nwfpa99h12b.htm"

(11)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

(12)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

(13)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

(14)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(1 5 )
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".

(16)	Fund Participation Agreement with Black Rock (formerly FAM Distributors, Inc. and FAM Variable Series Fund, Inc.) dated April 13, 2004, as amended, under document "blackrockfpa.htm"

(17)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc. dated December 1, 2000, under document "waddellreedfpa.htm"

(18)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC dated March 28, 2002, as amended, under document "pimcofpa.htm"

(19)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

(20)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".

The following Fund Participation Agreements were previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(21)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003, as document "jpmorganfpa.htm".

(9)	Opinion of Counsel Filed previously with the initial Registration Statement on May 13, 1998 and incorporated by reference (File No. 333-52579).

(10)	Consent of Independent Registered Public Accounting Firm Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President-Chief Marketing & Strategy Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Robert P. McIsaac
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO ACS	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Mark A. Gaetano
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Marketing	Gordon E. Hecker
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Thomas W. Dietrich
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Strategic Initiatives	Robert J. Dickson
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NF Brand Marketing	William J. Burke
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Greenstein
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio	The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa	The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Insurance Company of America	Ohio	The company is organized to write commercial lines insurance business.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Champions of the Community, Inc.	Ohio	The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other commercial liability coverages in Texas.
Crestbrook Insurance Company	Ohio	The company is a multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California	The company places non-California pet insurance business not written by Veterinary Pet Insurance Company.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio	The company operates as a multi-line insurance company.
Gates McDonald of Ohio, LLC	Ohio
The company provided services to employers for managing workers’ and unemployment compensation matters and employee benefit costs.  The company is currently winding down to permit its eventual dissolution.

Gates, McDonald & Company of New York, Inc.	New York	The company provides workers’ compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus, LLC	Ohio	The company provided medical management and cost containment services to employers. The company is currently winding down to permit its eventual dissolution.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life Reo Holdings, LLC	Ohio	The company is an investment holding company.
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.

National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England	This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa	The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America	Ohio	The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio	The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management, LLC	Ohio	The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.
Nationwide Assurance Company	Wisconsin	The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federally chartered savings bank supervised by the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.

Nationwide Better Health (Ohio), LLC	Ohio	The company provided employee population health management. The company is currently winding down to permit its eventual dissolution.
Nationwide Better Health Holding Company, LLC	Ohio	The company is a holding company. The company is currently winding down to permit its eventual dissolution.
Nationwide Cash Management Company	Ohio	The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio	The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio	The company acts as a holding company.
Nationwide Emerging Managers, LLC	Delaware	The company acts as a holding company.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio	The company’s purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio	The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio	The company captures and reports the results of the structured products business unit.
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware	The trust acts as a registered investment advisor.

Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio	The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio	The company acts as a holding company.
Nationwide Global Ventures, Inc.	Delaware	The company acts as a holding company.
Nationwide Indemnity Company*	Ohio	The company is involved in the reinsurance business and assumes business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin	The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio	The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio	The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio	The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company.  The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company*	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio	The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.
Nationwide Lloyds	Texas	The company markets commercial and property insurance in Texas.
Nationwide Mutual Fire Insurance Company	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio	The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio	The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio	The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio	The company provides alarm systems and security guard services.
Nationwide Realty Investors, Ltd.*	Ohio	The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Realty Services, Ltd.	Ohio	The company provides relocation services to Nationwide associates.
Nationwide Retirement Solutions, Inc.*	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio	The company provides retirement products, marketing and education and administration to public employees.

Nationwide Retirement Solutions, Inc. of Texas	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware	The trust acts as a holding company.
Nationwide Sales Solutions, Inc.	Iowa	The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Services Company, LLC	Ohio	The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware	The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware	The company is an investment holding company.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
NWD Asset Management Holdings, Inc.	Delaware	The company acts as a holding company.
NWD Investment Management, Inc.	Delaware	The company acts as a holding company and provides other business services for the NWD Investments Management group of companies.
NWD Management & Research Trust	Delaware	The company acts as a holding company for the NWD Investments Management group.
Olentangy Reinsurance, LLC	Vermont	The company is a captive life reinsurance company.
Pension Associates, Inc.	Wisconsin	The company provides pension plan administration and recordkeeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa	The company is an insurance agency.
Privilege Underwriters, Inc.	Delaware	The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida	The company acts as a reciprocal insurance company.
Pure Insurance Company	Florida	The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida	The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda	The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware	The company is an inactive shell company.
Scottsdale Indemnity Company	Ohio	The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio	The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona	The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.	Delaware	The company acts as a holding company.
Titan Auto Insurance of New Mexico, Inc.	New Mexico	The company is an insurance agency that operates employee agent storefronts.

Titan Indemnity Company	Texas	The company is a multi-line insurance company that operates primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana	The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency.
MFS Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Multi-Flex Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-A*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-B*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-C*	Ohio	Issuer of variable annuity contracts.
Nationwide VA Separate Account-D*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-II*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-3*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-4*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-5*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-6*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-7*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-8*	Ohio	Issuer of variable annuity contracts.

Nationwide Variable Account-9*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-10*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-11*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-12*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-13*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-14*	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-15	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-16	Ohio	Issuer of variable annuity contracts.
Nationwide Variable Account-17	Ohio	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account 1*	Pennsylvania	Issuer of variable annuity contracts.
Nationwide Provident VA Separate Account A*	Delaware	Issuer of variable annuity contracts.
Nationwide VL Separate Account-A	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-B	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-C*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-D*	Ohio	Issuer of variable life insurance policies.
Nationwide VL Separate Account-G*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-2*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-3*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-4*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-5*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-6*	Ohio	Issuer of variable life insurance policies.
Nationwide VLI Separate Account-7*	Ohio	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account 1*	Pennsylvania	Issuer of variable life insurance policies.
Nationwide Provident VLI Separate Account A*	Delaware	Issuer of variable life insurance policies.

The ownership and control of each of the companies/entities listed above (including the percentage of voting securities owned or other basis of control) is shown in the following organizational chart.

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY) OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE) OH
NATIONWIDE INSURANCE FOUNDATION
MEMBERSHIP NONPROFIT CORPORATION OH
CHAMPIONS OF THE COMMUNITY, INC.
NONPROFIT CORPORATION OH
NATIONWIDE CORPORATION
Common Stock: 13,642,432 Shares
Casualty–95.2% Fire–4.8%
(See Page 2) OH
RETENTION ALTERNATIVES, LTD.
Common Stock:120,000Shares
Fire–100% BER
ALLIED GROUP, INC. (AGI)
Common Stock 850 Shares
Casualty–100% IA
SCOTTSDALE INSURANCE COMPANY (SIC)
Common Stock:30,136 Shares
Casualty–100% OH
THI HOLDINGS DELAWARE, INC. (THI)
Common Stock:100 Shares
Casualty-100% DE
ALLIED INSURANCE COMPANY OF AMERICA
Common Stock:5,000 Shares
Casualty–100% OH
CRESTBROOK INSURANCE COMPANY
Common Stock:52,000 Shares
Casualty–100% OH
NATIONAL CASUALTY COMPANY (NC)
Common Stock: 100 Shares
Casualty–100% WI
NCC OF AMERICA, LTD. (INACTIVE)
Common Stock:300,000Shares
NC–100% G.B.
NATIONWIDE AFFINITY INSURANCE COMPANY OF AMERICA
Common Stock:500,000Shares
Casualty–100% OH
NATIONWIDE AGRIBUSINESS INSURANCE COMPANY
Common Stock:949,992Shares
Casualty–100%
Other Capital:
Casualty–Pfd. IA
NATIONWIDE ASSURANCE COMPANY
Common Stock:1,750 Shares
Casualty–100% WI
NATIONWIDE GENERAL INSURANCE COMPANY
Common Stock:20,000Shares
Casualty–100% OH
NATIONWIDE INDEMNITY COMPANY (NW INDEMNITY)
Common Stock:28,000Shares
Casualty–100% OH
NATIONWIDE INSURANCE COMPANY OF FLORIDA
Common Stock:10,000Shares
Casualty–100% OH
NATIONWIDE LLOYDS
A TEXAS LLOYDS TX
NATIONWIDE PROPERTY AND CASUALTY INSURANCE COMPANY
Common Stock:60,000Shares
Casualty–100% OH
SCOTTSDALE INDEMNITY COMPANY
Common Stock:50,000Shares
Casualty–100% OH
AMERICAN MARINE UNDERWRITERS, INC.
Common Stock: 20 Shares
Casualty–100% FL
INSURANCE INTERMEDIARIES, INC. (III)
Common Stock:1,615 Shares
Casualty-100% OH
NATIONWIDE EXCLUSIVE AGENT RISK PURCHASING GROUP, LLC
III-100% OH
LONE STAR GENERAL AGENCY, INC.
Common Stock:1,000 Shares
Casualty–100% TX
COLONIAL COUNTY MUTUAL INSURANCE COMPANY
Surplus Debentures:
Assurance
Lone Star TX
NATIONWIDE REALTY SERVICES, LTD.
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE ARENA LLC
Casualty–90% OH
NATIONWIDE PRIVATE EQUITY FUND, LLC
Casualty–100% OH
NATIONWIDE SERVICES COMPANY, LLC (NSC)
Single Member Limited Liability Company
Casualty–100% OH
NATIONWIDE PROPERTY PROTECTION SERVICES, LLC.
NSC–100% OH
NATIONWIDE REALTY INVESTORS, LTD
Casualty–95.05%
NW Indemnity–4.95% OH
NATIONWIDE ASSET MANAGEMENT, LLC
Casualty–100% OH
NATIONWIDE CASH MANAGEMENT COMPANY
Common Stock: 100 Shares
Casualty–100% OH
1492 CAPITAL, LLC (1492)
Casualty–100% OH
PRIVILEGE UNDERWRITERS, INC. (PUI)
1492–22.7% FL
PURE RISK MANAGEMENT, LLC (PRM)
PUI–100% FL
PURE INSURANCE COMPANY
PUI–100% FL
PRIVILEGE UNDERWRITERS RECIPROCAL EXCHANGE
FL
ALLIED PROPERTY AND CASUALTY INSURANCE COMPANY (ALLIED P & C)
Common Stock:300,000Shares
AGI–100% IA
AMCO INSURANCE COMPANY (AMCO)
Common Stock:300,000 Shares
AGI–100% IA
ALLIED GENERAL AGENCY COMPANY
Common Stock:5,000 Shares
AMCO–100% IA
ALLIED TEXAS AGENCY, INC.
Common Stock:1,000 Shares
AMCO–100% TX
DEPOSITORS INSURANCE COMPANY (DEPOSITORS)
Common Stock:300,000Shares
AGI–100% IA
NATIONWIDE INSURANCE COMPANY OF AMERICA
Common Stock:12,500 Shares
AGI–100% WI
PREMIER AGENCY, INC.
Common Stock:100,000Shares
AGI–100% IA
NATIONWIDE SALES SOLUTIONS, INC.
Common Stock:20,000 Shares
AGI–100% IA
NATIONWIDE ADVANTAGE MORTGAGE COMPANY (NAMC)
Common Stock:333,837 Shares
AMCO–87.3%
Allied P&C–8.47%
Depositors–4.23% IA
AGMC REINSURANCE, LTD.
Common Stock:11,000Shares
NAMC–100% T & C
SCOTTSDALE SURPLUS LINES INSURANCE COMPANY
Common Stock:10,000 Shares
SIC–100% AZ
WESTERN HERITAGE INSURANCE COMPANY
Common Stock:4,776,076Shares
SIC–100% AZ
FREEDOM SPECIALTY INSURANCE COMPANY
Common Stock: 292,000 Shares
SIC–100% OH
VETERINARY PET INSURANCE CO. (VPI)
Common Stock:6,935,387Shares
SIC–100% CA
DVM INSURANCE AGENCY, INC.
VPI–100% CA
V.P.I. SERVICES INC.
VPI–100% CA
TITAN INDEMNITY COMPANY (TITAN)
Common Stock:4,319,951Shares
THI-100% TX
TITAN INSURANCE COMPANY
Common Stock:1,000,000Shares
Titan-100% MI
WHITEHALL HOLDINGS, INC. (WHITEHALL)
Common Stock:1,000 Shares
THI-100% TX
TITAN AUTO INSURANCE OF NEW MEXICO, INC.
Common Stock: 1,000 Shares
Whitehall-100% NM
WI OF FLORIDA, INC.
Common Stock: 100 Shares
Whitehall-100% FL
TITAN INSURANCE SERVICES, INC.
Common Stock: 1 Share
Whitehall-100% TX
VICTORIA FIRE & CASUALTY COMPANY (VICTORIA FIRE)
Common Stock: 1,500 Shares
THI-100% OH
VICTORIA AUTOMOBILE INSURANCE COMPANY
Common Stock: 1,500 Shares
Victoria Fire-100% IN
VICTORIA NATIONAL INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SELECT INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
VICTORIA SPECIALTY INSURANCE COMPANY
Common Stock: 1,000 Shares
Victoria Fire-100% OH
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line
March 31, 2012
Page 1

(Casualty, Fire and insurance related subsidiaries)

NATIONWIDE®

FARMLAND MUTUAL INSURANCE COMPANY
Guaranty Fund Certificate
Casualty
IA
NATIONWIDE MUTUAL INSURANCE COMPANY (CASUALTY)
(See Page 1)
OH
NATIONWIDE MUTUAL FIRE INSURANCE COMPANY (FIRE)
(See Page 1)
OH
NATIONWIDE CORPORATION (NW CORP)
Common Stock: 13,642,432 Shares
Casualty–95.2%
Fire–4.8%
OH
NATIONWIDE GLOBAL HOLDINGS, INC.
Common Stock: 1 Share
NW Corp.–100%
OH
NWD MANAGEMENT & RESEARCH TRUST (NWD Manage)
NW Corp.–100%
DE
RIVERVIEW INTERNATIONAL GROUP, INC.
NWD Manage – 100%
DE
NATIONWIDE SA CAPITAL TRUST (NSA)
DELAWARE BUSINESS TRUST
DE
NWD INVESTMENT MANAGEMENT, INC. (NWD Invest)
Common Stock: 958,750 Shares
NWD Manage–100%
Preferred Stock: 500,000 Shares
NWD Manage–100%
DE
NEWHOUSE CAPITAL PARTNERS, LLC
NWD Invest–19%
Casualty–70%
Fire–10%
DE
NATIONWIDE EMERGING MANAGERS, LLC
NSA–100%
DE
NWD ASSET MANAGEMENT HOLDINGS, INC. (NAMHI)
NSA–100%
DE
NATIONWIDE GLOBAL VENTURES, INC. (NGV)
NAMHI–100%
DE
NEWHOUSE CAPITAL PARTNERS II, LLC
NGV–99%
DE
NATIONWIDE BETTER HEALTH HOLDING COMPANY, LLC (NBHH)
NW Corp–75%
NMFIC - 25%
OH
NATIONWIDE BETTER HEALTH (OHIO), LLC.
NBHH–100%
OH
GATES, MCDONALD OF OHIO, LLC (GATES)
NBHH –100%
OH
GATESMCDONALD & COMPANY OF NEW YORK, INC.
Common Stock: 3 Shares
Gates–100%
NY
GATESMCDONALD HEALTH PLUS, LLC.
Gates–100%
OH
NATIONWIDE FINANCIAL SERVICES, INC. (NFS)
Common Stock: 100 Shares
NW Corp.–100%
DE
NATIONWIDE LIFE INSURANCE COMPANY (NW LIFE)
Common Stock: 3,814,779Shares
NFS-100%
OH
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (NLAIC)
Common Stock: 66,000 Shares
NW Life-100%
OH
OLENTANGY REINSURANCE, LLC
NLAIC - 100%
VT
NATIONWIDE INVESTMENT SERVICES CORPORATION
Common Stock: 5,000 Shares
NW Life-100%
OK
NATIONWIDE FINANCIAL ASSIGNMENT COMPANY
Common Stock: 100 Shares
NW Life-100%
OH
NATIONWIDE COMMUNITY DEVELOPMENT CORP., LLC
Units:
NW Life-67%
NW Indemnity-33%
OH
NATIONWIDE INVESTMENT ADVISORS, LLC
NW Life-100%
OH
LIFE REO HOLDINGS, LLC
NW Life-100%
OH
NATIONWIDE FINANCIAL SERVICES CAPITAL TRUST
Preferred Stock:
NFS-100%
DE
NATIONWIDE FUND ADVISORS
Common Stock: 250,000Shares
DELAWARE BUSINESS TRUST
DE
REGISTERED INVESTMENT ADVISORS SERVICES, INC.
NFS-100%
TX
NATIONWIDE BANK
Common Stock: 2,800,000 Shares
NFS-100%
FED
NATIONWIDE FINANCIAL STRUCTURED PRODUCTS, LLC
NFS-100%
OH
PENSION ASSOCIATES, INC.
Common Stock:1,000 Shares
NFS-100%
WI
NATIONWIDE RETIREMENT SOLUTIONS, INC. (NRS)
Common Stock: 236,494 Shares
NFSDI-100%
DE
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF ARIZONA
Common Stock: 1,000 Shares
NRS-100%
AZ
NATIONWIDE RETIREMENT SOLUTIONS, INS. AGENCY, INC.
Common Stock: 1,000 Shares
NRS-100%
MA
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF OHIO
Common Stock: 100 Shares
OH
NATIONWIDE RETIREMENT SOLUTIONS, INC. OF TEXAS
Common Stock: 1,000 Shares
TX
NFS DISTRIBUTORS, INC. (NFSDI)
Common Stock: 100 Shares
NFS-100%
DE
NATIONWIDE FUND MANAGEMENT LLC
Common Stock: 5 Shares
NFSDI–100%
DE
NATIONWIDE FUND DISTRIBUTORS LLC
Common Stock: 10,000 Shares
NFSDI–100%
DE
NATIONWIDE FINANCIAL INSTITUTION DISTRIBUTORS AGENCY, INC.
Common Stock: 1,000 Shares
NFSDI-100%
DE
NATIONWIDE SECURITIES, LLC
NFSDI - 100%
DE
NATIONWIDE FINANCIAL GENERAL AGENCY, INC
Common Stock: 1,000 Shares
NFSDI - 100%
PA
Subsidiary Companies — Solid Line
Contractual Association = Double Line
Limited Liability Company -- Dotted Line

March 31, 2012

Page 2

(Nationwide Corp. subsidiaries)

Item 27.                 Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified contracts as of February 1, 2012 was 2,646 and 4,239 respectively.

Item 28.                 Indemnification

Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a) (2)
Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7

Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:

Waddell & Reed Advisors Funds
Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Cash Management
Waddell & Reed Advisors Dividend Opportunities Fund
Waddell & Reed Advisors Energy Fund
Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors International Growth Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Science and Technology Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund
Waddell & Reed InvestEd Portfolios
Waddell & Reed InvestEd Conservative Portfolio
Waddell & Reed InvestEd Balanced Portfolio
Waddell & Reed InvestEd Growth Portfolio
Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy Portfolio
Ivy Funds VIP Balanced Portfolio
Ivy Funds VIP Bond Portfolio
Ivy Funds VIP Core Equity Portfolio
Ivy Funds VIP Dividend Opportunities Portfolio
Ivy Funds VIP Energy Portfolio
Ivy Funds VIP Global Bond Portfolio
Ivy Funds VIP Global Natural Resources Portfolio
Ivy Funds VIP Growth Portfolio
Ivy Funds VIP High Income Portfolio
Ivy Funds VIP International Core Equity Portfolio
Ivy Funds VIP International Growth Portfolio
Ivy Funds VIP Limited-Term Bond Portfolio
Ivy Funds VIP Micro Cap Growth Portfolio
Ivy Funds VIP Mid Cap Growth Portfolio
Ivy Funds VIP Money Market Portfolio
Ivy Funds VIP Pathfinder Aggressive Portfolio
Ivy Funds VIP Pathfinder Conservative Portfolio
Ivy Funds VIP Pathfinder Moderately Aggressive Portfolio
Ivy Funds VIP Pathfinder Moderately Conservative Portfolio
Ivy Funds VIP Pathfinder Moderate Portfolio
Ivy Funds VIP Real Estate Securities Portfolio
Ivy Funds VIP Science and Technology Portfolio
Ivy Funds VIP Small Cap Growth Portfolio
Ivy Funds VIP Small Cap Value Portfolio
Ivy Funds VIP Value Portfolio

(b) Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President- Finance Operations and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b)(2)	Directors and Officers of Waddell & Reed, Inc.:

Thomas W. Butch	Chairman of the Board, Director and President
Henry J. Hermann	Director
Steven E. Anderson	Senior Executive Vice President and National Sales Manager
Bradley D. Hofmeister	Executive Vice President
Daniel C. Schulte	Senior Vice President and General Counsel
Michael D. Strohm	Director, Chief Operating Officer and Chief Executive Officer
Terry L. Lister	Senior Vice President, Chief Regulatory Officer and Chief Compliance Officer
Wendy J. Hills	Senior Vice President and Secretary
Brent K. Bloss	Senior Vice President, Treasurer, Principal Accounting Officer, and Principal Financial Officer
Melissa A. Clouse	Vice President and Controller

The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.  Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

(c)(2)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26 th   day of April, 2012 .

NATIONWIDE VARIABLE ACCOUNT-9
                                                                       (Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
                                                                       (Depositor)

By /s/ TIMOTHY D. CRAWFORD
                                                                     Timothy D. Crawford
                                                                          Attorney-in-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 26 th   day of April, 2012 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact